As filed with the U.S. Securities and Exchange Commission on September 5, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09997

Baird Funds, Inc.
(Exact name of Registrant as specified in charter)

777 East Wisconsin Avenue
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew D. Ketter

Robert W. Baird & Co.
Incorporated 777 East Wisconsin
Avenue Milwaukee, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2023

Item 1. Reports to Stockholders.

(a)
Semi-Annual Report –
Baird Funds
June 30, 2023

Taxable Bond Funds
  Baird Ultra Short Bond Fund
  Baird Short-Term Bond Fund
  Baird Intermediate Bond Fund
  Baird Aggregate Bond Fund
  Baird Core Plus Bond Fund

Municipal Bond Funds
  Baird Short-Term Municipal Bond Fund
  Baird Strategic Municipal Bond Fund
  Baird Quality Intermediate Municipal Bond Fund
  Baird Core Intermediate Municipal Bond Fund
  Baird Municipal Bond Fund

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Table of Contents

Baird Ultra Short Bond Fund	1
Baird Short-Term Bond Fund	11
Baird Intermediate Bond Fund	24
Baird Aggregate Bond Fund	41
Baird Core Plus Bond Fund	73
Baird Short-Term Municipal Bond Fund	102
Baird Strategic Municipal Bond Fund	127
Baird Quality Intermediate Municipal Bond Fund	143
Baird Core Intermediate Municipal Bond Fund	159
Baird Municipal Bond Fund	195
Additional Information on Fund Expenses	206
Statements of Assets and Liabilities	207
Statements of Operations	209
Statements of Changes in Net Assets	211
Financial Highlights	216
Notes to the Financial Statements	236
Statement Regarding Liquidity Risk Management Program	247
Additional Information	247

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Baird Ultra Short Bond Fund
June 30, 2023 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$6,200,539,163

	SEC 30-Day Yield(3)
	Institutional Class (Subsidized)	5.27%
	Institutional Class (Unsubsidized)	5.12%
	Investor Class (Subsidized)	5.02%
	Investor Class (Unsubsidized)	4.87%

	Average Effective Duration	0.55 years

	Average Effective Maturity	0.62 years

	Annualized Expense Ratio(4)
	Gross
	Institutional Class	0.30%
	Investor Class	0.55%	(5)
Sector Weightings(7)
	Net
	Institutional Class	0.15%
	Investor Class	0.40%	(5)

	Portfolio Turnover Rate	58%	(6)

	Number of Holdings	319

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2023.
(4)
Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2023.  The Advisor has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of average daily net assets for the Fund, at least through April 30, 2024.  The agreement may only be terminated prior to the end of this term by or with the consent of the Board of Directors of Baird Funds, Inc.

(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.
(7)	Percentages shown are based on the Fund’s total net assets.

Baird Ultra Short Bond Fund
June 30, 2023 (Unaudited)

Total Returns

			Average Annual
	Six	One	Three	Five	Since
For the Periods Ended June 30, 2023	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	2.44%	3.88%	1.35%	1.89%	1.54%
Investor Class Shares	2.30%	3.50%	1.06%	1.68%	1.31%
Bloomberg Short-Term U.S. Government/Corporate Index(2)	2.19%	3.27%	1.04%	1.63%	1.18%

(1)	For the period from December 31, 2013 (inception date) through June 30, 2023.
(2)
The Bloomberg Short-Term U.S. Government/Corporate Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities less than one year.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns table shown above reflects reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross and net expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds). While these types of securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy. The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. Russia’s ongoing war with Ukraine has heightened global geopolitical tensions, resulting in an elevated risk environment and increased volatility in asset prices. The uncertain course of the war may have a significant negative impact on the global economy. U.S. relations with China have become increasingly strained, and tension between the U.S. and China may have a significant negative impact on the global economy and asset prices. Measures of inflation reached levels not experienced in several decades, leading the Federal Reserve to raise short term interest rates significantly over the last year, with the potential for further rate increases in 2023. Uncertainty regarding the ability of the Federal Reserve to successfully control inflation, the potential for incremental rate increases, and the full impact of prior rate increases on the economy may negatively impact asset prices and increase market volatility. The possibility of a U.S. or global recession may also contribute to market volatility. The coronavirus (COVID-19) pandemic caused significant economic disruption in recent years as countries worked to limit the negative health impacts of the virus. While the virus has entered an endemic stage, significant outbreaks or new variants present a continued risk to the global economy. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Ultra Short Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
0.125%, 08/31/2023	$70,000,000	$69,426,281
0.250%, 09/30/2023	30,000,000	29,635,372
0.375%, 10/31/2023	100,000,000	98,429,688
0.250%, 11/15/2023	95,000,000	93,252,148
0.875%, 01/31/2024	245,000,000	238,674,024
1.500%, 02/29/2024	125,000,000	121,787,110
Total U.S. Treasury Securities
(Cost $652,651,029)		651,204,623	10.5%
Corporate Bonds
Industrials
7-Eleven, Inc.,
0.800%, 02/10/2024
(Callable 07/31/2023)(1)(2)	2,918,000	2,828,141
Adventist Health System,
2.433%, 09/01/2024
(Callable 08/01/2024)	5,120,000	4,922,588
Anglo American Capital PLC,
3.625%, 09/11/2024(1)(2)	8,900,000	8,649,622
Arrow Electronics, Inc.,
3.250%, 09/08/2024
(Callable 07/08/2024)	10,715,000	10,338,963
Bayer US Finance II LLC,
3.875%, 12/15/2023
(Callable 11/15/2023)(1)(2)	20,078,000	19,884,007
Bayer US Finance LLC,
3.375%, 10/08/2024(1)(2)	4,400,000	4,260,056
Berry Global, Inc.,
0.950%, 02/15/2024
(Callable 01/15/2024)	45,677,000	43,909,300
Boeing Co.,
1.433%, 02/04/2024
(Callable 07/11/2023)	16,005,000	15,579,387
British Telecommunications PLC,
4.500%, 12/04/2023
(Callable 11/04/2023)(1)	14,170,000	14,089,205
CA Technologies,
4.500%, 08/15/2023
(Callable 07/31/2023)	4,970,000	4,961,905
Carlisle Companies, Inc.,
0.550%, 09/01/2023
(Callable 07/17/2023)	10,000,000	9,900,678
Celanese US Holdings LLC:
3.500%, 05/08/2024
(Callable 04/08/2024)	7,243,000	7,088,412
5.900%, 07/05/2024	18,113,000	18,074,496
Charter Communications Operating LLC,
4.500%, 02/01/2024
(Callable 01/01/2024)	11,700,000	11,596,726
CNH Industrial Capital LLC:
1.950%, 07/02/2023(1)	13,844,000	13,844,000
4.200%, 01/15/2024(1)	6,700,000	6,633,352
CNH Industrial NV,
4.500%, 08/15/2023(1)	5,595,000	5,586,117
Conagra Brands, Inc.,
0.500%, 08/11/2023
(Callable 07/11/2023)	7,000,000	6,960,459
Cox Communications, Inc.,
3.150%, 08/15/2024
(Callable 06/15/2024)(2)	20,705,000	20,004,572
Element Fleet Management Corp.,
1.600%, 04/06/2024
(Callable 03/06/2024)(1)(2)	17,919,000	17,278,819
Enbridge, Inc.:
4.000%, 10/01/2023
(Callable 07/31/2023)(1)	4,034,000	4,017,926
2.150%, 02/16/2024(1)	19,482,000	19,028,442
3.500%, 06/10/2024
(Callable 03/10/2024)(1)	2,300,000	2,250,241
Energy Transfer LP:
5.875%, 01/15/2024
(Callable 10/15/2023)	8,775,000	8,776,480
4.900%, 02/01/2024
(Callable 11/01/2023)	13,061,000	12,971,387
4.250%, 04/01/2024
(Callable 01/01/2024)	3,055,000	3,008,083
4.500%, 04/15/2024
(Callable 03/15/2024)	10,604,000	10,482,111
6.022%, 05/15/2024
(Callable 02/15/2024)	2,739,000	2,692,637
Eni SpA,
4.000%, 09/12/2023(1)(2)	18,805,000	18,725,431
EnLink Midstream Partners LP,
4.400%, 04/01/2024
(Callable 01/01/2024)	2,000,000	1,965,899
Enterprise Products Operating LLC,
3.900%, 02/15/2024
(Callable 11/15/2023)	6,140,000	6,072,505
ERAC USA Finance LLC,
2.700%, 11/01/2023
(Callable 09/01/2023)(2)	8,960,000	8,867,524
Fortune Brands Home & Security, Inc.,
4.000%, 09/21/2023
(Callable 08/21/2023)	42,945,000	42,758,372
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024
(Callable 07/17/2024)(1)(2)	4,654,000	4,555,837
General Motors Financial Co., Inc.,
1.050%, 03/08/2024	15,684,000	15,166,597
Georgia-Pacific LLC,
3.734%, 07/15/2023(2)	14,935,000	14,923,881
Graphic Packaging International LLC,
0.821%, 04/15/2024
(Callable 03/15/2024)(2)	37,512,000	35,992,716
Gray Oak Pipeline LLC,
2.000%, 09/15/2023(1)(2)	28,995,000	28,749,588
GSK Consumer Healthcare Capital US LLC,
3.024%, 03/24/2024
(Callable 07/17/2023)	22,825,000	22,329,554
HCA, Inc.,
5.000%, 03/15/2024	14,010,000	13,920,010
Hewlett Packard Enterprise Co.:
4.450%, 10/02/2023
(Callable 09/02/2023)	7,900,000	7,876,889
5.900%, 10/01/2024	36,450,000	36,460,470
HF Sinclair Corp.,
2.625%, 10/01/2023	24,141,000	23,940,294
Huntington Ingalls Industries, Inc.,
0.670%, 08/16/2023
(Callable 07/11/2023)	32,144,000	31,948,050
Hyatt Hotels Corp.:
1.300%, 10/01/2023
(Callable 07/17/2023)	17,070,000	16,913,441
1.800%, 10/01/2024
(Callable 07/17/2023)	23,435,000	22,305,159

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Hyundai Capital America:
1.250%, 09/18/2023(1)(2)	$2,500,000	$2,476,197
0.800%, 01/08/2024(1)(2)	14,605,000	14,221,949
1.000%, 09/17/2024(1)(2)	23,472,000	22,073,335
Infor, Inc.,
1.450%, 07/15/2023(2)	6,255,000	6,244,295
Keysight Technologies, Inc.,
4.550%, 10/30/2024
(Callable 07/30/2024)	10,755,000	10,572,801
Kinder Morgan Energy Partners LP:
4.150%, 02/01/2024
(Callable 11/01/2023)	6,407,000	6,344,205
4.250%, 09/01/2024
(Callable 06/01/2024)	5,696,000	5,580,978
Kinder Morgan, Inc.,
5.625%, 11/15/2023
(Callable 08/15/2023)(2)	17,047,000	17,036,695
Kinross Gold Corp.,
5.950%, 03/15/2024
(Callable 12/15/2023)(1)	44,266,000	44,192,023
Lennar Corp.,
4.500%, 04/30/2024
(Callable 01/31/2024)	8,743,000	8,668,182
LYB International Finance BV,
4.000%, 07/15/2023	23,642,000	23,609,743
LyondellBasell Industries NV,
5.750%, 04/15/2024
(Callable 01/15/2024)	554,000	552,960
Marriott International, Inc.,
3.600%, 04/15/2024
(Callable 03/15/2024)	22,663,000	22,281,971
Martin Marietta Materials, Inc.,
0.650%, 07/15/2023
(Callable 07/11/2023)	38,650,000	38,569,602
Microchip Technology, Inc.:
0.972%, 02/15/2024	1,375,000	1,332,167
0.983%, 09/01/2024	6,724,000	6,351,297
Midwest Connector Capital Co. LLC,
3.900%, 04/01/2024
(Callable 03/01/2024)(2)	25,294,000	24,763,772
Mylan, Inc.,
4.200%, 11/29/2023
(Callable 08/29/2023)	9,805,000	9,735,720
Nissan Motor Acceptance Co. LLC:
3.875%, 09/21/2023(1)(2)	4,700,000	4,673,665
1.125%, 09/16/2024(1)(2)	2,071,000	1,929,113
Nissan Motor Co. Ltd.,
3.043%, 09/15/2023(1)(2)	20,434,000	20,289,428
NXP BV / NXP Funding LLC /
NXP USA, Inc.,
4.875%, 03/01/2024
(Callable 02/01/2024)(1)	15,386,000	15,275,854
Occidental Petroleum Corp.,
2.900%, 08/15/2024
(Callable 07/15/2024)	20,054,000	19,305,458
Penske Truck Leasing Co.:
4.125%, 08/01/2023
(Callable 07/31/2023)(2)	1,225,000	1,223,413
3.900%, 02/01/2024
(Callable 01/01/2024)(2)	4,663,000	4,601,919
PerkinElmer, Inc.,
0.550%, 09/15/2023
(Callable 07/11/2023)	23,935,000	23,714,894
Phillips 66 Co.,
0.900%, 02/15/2024
(Callable 07/17/2023)	2,505,000	2,430,567
Plains All American Pipeline LP /
PAA Finance Corp.,
3.850%, 10/15/2023
(Callable 07/31/2023)	42,718,000	42,481,537
PVH Corp.,
7.750%, 11/15/2023	2,910,000	2,917,428
Rogers Communications, Inc.,
4.100%, 10/01/2023
(Callable 07/31/2023)(1)	29,075,000	28,933,420
Royalty Pharma PLC,
0.750%, 09/02/2023	47,319,000	46,883,887
Ryder System, Inc.,
2.500%, 09/01/2024
(Callable 08/01/2024)	29,861,000	28,672,122
Sabine Pass Liquefaction LLC,
5.750%, 05/15/2024
(Callable 02/15/2024)	32,200,000	32,144,593
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023
(Callable 07/31/2023)(1)	5,029,000	4,995,780
Sprint LLC:
7.875%, 09/15/2023	40,195,000	40,292,071
7.125%, 06/15/2024	3,425,000	3,455,630
Synnex Corporation,
1.250%, 08/09/2024
(Callable 07/11/2023)	3,490,000	3,301,018
Teledyne Technologies, Inc.,
0.950%, 04/01/2024
(Callable 07/11/2023)	15,746,000	15,163,919
Thermo Fisher Scientific, Inc.,
0.797%, 10/18/2023
(Callable 07/11/2023)	25,000,000	24,673,189
Toll Road Investors Partnership II LP,
0.000%, 02/15/2024
(Insured by NATL)(1)(2)	1,240,000	1,188,927
TransCanada PipeLines Ltd.,
1.000%, 10/12/2024
(Callable 09/12/2024)(1)	16,559,000	15,557,133
Triton Container International Ltd.:
0.800%, 08/01/2023(1)(2)	44,377,000	44,172,834
1.150%, 06/07/2024
(Callable 05/07/2024)(1)(2)	2,185,000	2,072,069
Verizon Communications, Inc.,
6.421%, 05/15/2025 (3 Month LIBOR
USD + 1.100%) (Callable 03/15/2025)(3)	4,000,000	4,032,734
VICI Properties LP,
5.625%, 05/01/2024
(Callable 02/01/2024)(2)	44,351,000	44,077,603
Wabtec Corp.,
5.875%, 03/15/2024
(Callable 02/15/2024)	11,889,000	11,729,445
Walgreens Boots Alliance, Inc.,
0.950%, 11/17/2023
(Callable 07/11/2023)	43,450,000	42,792,519
Warnermedia Holdings, Inc.:
3.428%, 03/15/2024	11,585,000	11,374,345
3.528%, 03/15/2024
(Callable 07/11/2023)	24,199,000	23,759,252

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Williams Companies, Inc.,
4.550%, 06/24/2024
(Callable 03/24/2024)	$19,641,000	$19,375,060
Total Industrials
(Cost $1,519,503,021)		1,515,189,047	24.5%
Utilities
Black Hills Corp.:
4.250%, 11/30/2023
(Callable 08/30/2023)	5,846,000	5,805,190
1.037%, 08/23/2024
(Callable 07/17/2023)	25,946,000	24,509,041
CenterPoint Energy, Inc.,
2.500%, 09/01/2024
(Callable 08/01/2024)	9,603,000	9,218,952
CMS Energy Corp.,
3.875%, 03/01/2024
(Callable 12/01/2023)	2,909,000	2,867,545
EDP Finance BV,
3.625%, 07/15/2024(1)(2)	20,778,000	20,240,837
Evergy, Inc.,
2.450%, 09/15/2024
(Callable 08/15/2024)	3,600,000	3,448,540
IPALCO Enterprises, Inc.,
3.700%, 09/01/2024
(Callable 07/01/2024)	2,000,000	1,933,631
ITC Holdings Corp.,
3.650%, 06/15/2024
(Callable 03/15/2024)(1)	2,426,000	2,375,262
Jersey Central Power & Light Co.,
4.700%, 04/01/2024
(Callable 01/01/2024)(2)	9,438,000	9,337,821
NextEra Energy Capital Holdings, Inc.,
4.200%, 06/20/2024	5,395,000	5,313,081
Public Service Enterprise Group, Inc.:
0.841%, 11/08/2023
(Callable 07/11/2023)	9,910,000	9,735,876
2.875%, 06/15/2024
(Callable 05/15/2024)	19,993,000	19,413,203
Southern Co.:
2.950%, 07/01/2023	4,975,000	4,975,000
0.600%, 02/26/2024
(Callable 01/26/2024)	17,138,000	16,565,444
Xcel Energy, Inc.,
0.500%, 10/15/2023
(Callable 09/15/2023)	6,080,000	5,989,786
Total Utilities
(Cost $142,266,826)		141,729,209	2.3%
Financials
AerCap Holdings NV:
4.500%, 09/15/2023
(Callable 08/15/2023)(1)	4,055,000	4,039,778
1.150%, 10/29/2023(1)	11,825,000	11,635,534
3.150%, 02/15/2024
(Callable 01/15/2024)(1)	7,950,000	7,798,782
AIB Group PLC:
4.750%, 10/12/2023(1)(2)	8,418,000	8,379,453
4.263%, 04/10/2025
(3 Month LIBOR USD + 1.874%)
(Callable 04/10/2024)(1)(2)(3)	36,420,000	35,585,072
Air Lease Corp.:
3.875%, 07/03/2023	31,274,000	31,274,000
0.700%, 02/15/2024
(Callable 01/15/2024)	11,550,000	11,187,204
Ally Financial, Inc.,
1.450%, 10/02/2023
(Callable 09/02/2023)	32,785,000	32,344,729
Australia & New Zealand
Banking Group Ltd.,
4.500%, 03/19/2024(1)(2)	9,000,000	8,886,573
Banco Bilbao Vizcaya Argentaria SA,
0.875%, 09/18/2023(1)	5,088,000	5,035,094
Banco Santander SA,
0.701%, 06/30/2024
(1 Year CMT Rate + 0.450%)(1)(3)	8,865,000	8,816,243
Bank of America Corp.:
0.523%, 06/14/2024 (SOFR + 0.410%)
(Callable 05/14/2024)(3)	10,000,000	9,985,033
3.841%, 04/25/2025 (SOFR + 1.110%)
(Callable 04/25/2024)(3)	32,100,000	31,464,167
Bank of Ireland Group PLC,
4.500%, 11/25/2023(1)(2)	15,140,000	14,989,829
Bank of Nova Scotia,
0.400%, 09/15/2023(1)	28,133,000	27,836,247
Barclays PLC,
3.932%, 05/07/2025
(3 Month LIBOR USD + 1.610%)
(Callable 05/07/2024)(1)(3)	44,025,000	43,024,136
BGC Partners, Inc.,
5.375%, 07/24/2023	24,196,000	24,179,962
BNP Paribas SA:
4.250%, 10/15/2024(1)	7,505,000	7,302,262
4.705%, 01/10/2025
(3 Month LIBOR USD + 2.235%)
(Callable 01/10/2024)(1)(2)(3)	17,700,000	17,542,218
Boston Properties LP:
3.125%, 09/01/2023
(Callable 07/31/2023)	8,652,000	8,599,548
3.800%, 02/01/2024
(Callable 11/01/2023)	25,005,000	24,467,520
BPCE SA,
5.700%, 10/22/2023(1)(2)	42,593,000	42,406,948
Cantor Fitzgerald LP,
4.875%, 05/01/2024
(Callable 04/01/2024)(2)	7,336,000	7,177,013
Capital One Financial Corp.:
1.343%, 12/06/2024 (SOFR + 0.690%)
(Callable 12/06/2023)(3)	5,305,000	5,166,461
4.166%, 05/09/2025 (SOFR + 1.370%)
(Callable 05/09/2024)(3)	32,961,000	32,107,987
Citigroup, Inc.,
0.776%, 10/30/2024 (SOFR + 0.686%)
(Callable 10/30/2023)(3)	52,580,000	51,651,521
CNA Financial Corp.,
3.950%, 05/15/2024
(Callable 02/15/2024)	29,285,000	28,787,580
Cooperatieve Rabobank UA,
4.625%, 12/01/2023(1)	6,048,000	6,005,391
Credit Suisse AG,
0.520%, 08/09/2023(1)	1,125,000	1,116,101
Credit Suisse Group AG,
2.593%, 09/11/2025 (SOFR + 1.560%)
(Callable 09/11/2024)(1)(2)(3)	34,307,000	32,700,435
Danske Bank A/S:
3.875%, 09/12/2023(1)(2)	1,995,000	1,987,319
3.773%, 03/28/2025
(1 Year CMT Rate + 1.450%)
(Callable 03/28/2024)(1)(2)(3)	28,903,000	28,249,832

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Deutsche Bank AG,
2.222%, 09/18/2024 (SOFR + 2.159%)
(Callable 09/18/2023)(1)(3)	$42,078,000	$41,545,246
Discover Bank,
4.682%, 08/09/2028
(5 Year Swap Rate USD + 1.730%)
(Callable 08/09/2023)(3)	10,189,000	9,315,878
Five Corners Funding Trust,
4.419%, 11/15/2023(2)	1,000,000	989,013
GATX Corp.,
4.350%, 02/15/2024
(Callable 01/15/2024)	2,858,000	2,822,647
Goldman Sachs Group, Inc.:
1.217%, 12/06/2023
(Callable 07/06/2023)	5,000,000	4,903,737
0.925%, 10/21/2024 (SOFR + 0.486%)
(Callable 10/21/2023)(3)	16,930,000	16,643,649
3.272%, 09/29/2025 (SOFR + 1.463%)
(Callable 09/29/2024)(3)	10,242,000	9,895,548
Host Hotels & Resorts LP,
3.875%, 04/01/2024
(Callable 02/01/2024)	10,803,000	10,628,841
HSBC Holdings PLC,
3.803%, 03/11/2025 (SOFR + 1.473%)
(Callable 03/11/2024)(1)(3)	31,698,000	31,079,485
ING Bank NV,
5.800%, 09/25/2023(1)(2)	38,289,000	38,205,673
Invesco Finance PLC,
4.000%, 01/30/2024	8,745,000	8,631,393
Jackson National Life Global Funding,
3.250%, 01/30/2024(2)	2,136,000	2,100,585
JPMorgan Chase & Co.,
3.797%, 07/23/2024 (SOFR + 1.152%)
(Callable 07/23/2023)(3)	25,174,000	25,143,907
Lincoln National Corp.,
4.000%, 09/01/2023	1,148,000	1,141,944
Lloyds Bank PLC,
3.870%, 07/09/2025
(1 Year CMT Rate + 3.500%)
(Callable 07/09/2024)(1)(3)	20,560,000	20,025,208
Massachusetts Mutual Life Insurance Co.,
7.625%, 11/15/2023(2)	5,280,000	5,291,662
Metropolitan Tower Life Insurance Co.,
7.625%, 01/15/2024(2)	2,760,000	2,772,481
Mitsubishi UFJ Financial Group, Inc.,
0.848%, 09/15/2024
(1 Year CMT Rate + 0.680%)
(Callable 09/15/2023)(1)(3)	15,700,000	15,525,553
Mizuho Financial Group, Inc.:
1.241%, 07/10/2024 (SOFR + 1.252%)
(Callable 07/10/2023)(1)(3)	22,209,000	22,195,335
3.922%, 09/11/2024 (SOFR + 1.262%)
(Callable 09/11/2023)(1)(3)	21,756,000	21,652,437
Morgan Stanley,
4.766%, 11/10/2023 (SOFR + 0.466%)
(Callable 10/10/2023)(3)	23,014,000	22,999,271
Nationwide Building Society,
4.363%, 08/01/2024
(3 Month LIBOR USD + 1.392%)
(Callable 08/01/2023)(1)(2)(3)	38,819,000	38,740,579
NatWest Group PLC,
4.269%, 03/22/2025
(3 Month LIBOR USD + 1.762%)
(Callable 03/22/2024)(1)(3)	1,772,000	1,740,584
New England Mutual Life Insurance Co.,
7.875%, 02/15/2024(2)	3,200,000	3,208,122
Old Republic International Corp.,
4.875%, 10/01/2024
(Callable 09/01/2024)	15,833,000	15,524,451
Pacific Life Insurance Co.,
7.900%, 12/30/2023(2)	12,825,000	12,904,725
Piedmont Operating Partnership LP,
4.450%, 03/15/2024
(Callable 12/15/2023)	29,900,000	29,220,798
PNC Bank NA,
3.800%, 07/25/2023	14,315,000	14,296,336
Reinsurance Group of America, Inc.,
4.700%, 09/15/2023	3,000,000	2,992,582
Santander UK Group Holdings PLC,
4.796%, 11/15/2024
(3 Month LIBOR USD + 1.570%)
(Callable 11/15/2023)(1)(3)	1,150,000	1,141,235
SMBC Aviation Capital Finance DAC:
4.125%, 07/15/2023(1)(2)	7,695,000	7,688,830
3.550%, 04/15/2024
(Callable 03/15/2024)(1)(2)	4,275,000	4,185,004
Societe Generale SA:
4.250%, 09/14/2023(1)(2)	9,050,000	9,006,777
5.000%, 01/17/2024(1)(2)	12,885,000	12,728,985
2.625%, 10/16/2024(1)(2)	1,000,000	946,351
Standard Chartered PLC:
0.991%, 01/12/2025
(1 Year CMT Rate + 0.780%)
(Callable 01/12/2024)(1)(2)(3)	24,490,000	23,737,422
3.785%, 05/21/2025
(3 Month LIBOR USD + 1.560%)
(Callable 05/21/2024)(1)(2)(3)	13,427,000	13,099,062
Sumitomo Mitsui Financial Group, Inc.,
4.436%, 04/02/2024(1)(2)	33,150,000	32,616,633
Sumitomo Mitsui Trust Bank Ltd.,
0.800%, 09/12/2023(1)(2)	10,729,000	10,630,939
Synchrony Financial:
4.375%, 03/19/2024
(Callable 02/19/2024)	25,840,000	25,335,149
4.250%, 08/15/2024
(Callable 05/15/2024)	3,172,000	3,058,225
Trinity Acquisition PLC,
4.625%, 08/15/2023	8,948,000	8,922,848
Ventas Realty LP,
3.500%, 04/15/2024
(Callable 03/15/2024)	2,750,000	2,688,302
Willis North America, Inc.,
3.600%, 05/15/2024
(Callable 03/15/2024)	34,700,000	33,856,737
WP Carey, Inc.,
4.600%, 04/01/2024
(Callable 01/01/2024)	27,220,000	26,845,224
Total Financials
(Cost $1,260,896,973)		1,260,355,365	20.3%
Total Corporate Bonds
(Cost $2,922,666,820)		2,917,273,621	47.1%
Municipal Bonds
City of Huron OH,
6.875%, 09/07/2023	2,275,000	2,272,561
City of West Carrollton OH,
6.000%, 05/01/2024 (Insured by ST AID)	6,150,000	6,113,548

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Massachusetts Development Finance Agency,
0.250%, 07/01/2024(4)	$4,235,000	$4,235,000
New York State Dormitory Authority:
2.550%, 07/01/2023	1,000,000	1,000,000
3.187%, 07/01/2023	1,500,000	1,500,000
New York State Housing Finance Agency,
1.600%, 11/01/2024
(Callable 07/21/2023)	7,875,000	7,637,400
North Dakota Housing Finance Agency,
5.500%, 01/01/2047 (Callable 07/03/2023)
(Optional Put Date 07/07/2023)(4)	550,000	550,000
Total Municipal Bonds
(Cost $23,472,979)		23,308,509	0.4%
Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Arroyo Mortgage Trust:
Series 2019-3, Class A1, 2.962%,
10/25/2048 (Callable 07/25/2023)(2)(4)	14,081,078	12,751,720
Series 2019-1, Class A1, 3.805%,
01/25/2049 (Callable 07/25/2023)(2)(4)	4,455,710	4,144,547
Series 2019-2, Class A1, 3.347%,
04/25/2049 (Callable 07/25/2023)(2)(4)	7,713,481	7,115,256
Starwood Mortgage Residential Trust,
Series 2021-1, Class A1, 1.219%,
05/25/2065 (Callable 07/25/2023)(2)(4)	8,448,394	7,195,016
Towd Point Mortgage Trust:
Series 2017-1, Class A1, 2.750%,
10/25/2056 (Callable 01/25/2030)(2)(4)	1,339,572	1,319,723
Series 2017-3, Class A1, 2.750%,
06/25/2057 (Callable 10/25/2026)(2)(4)	2,063,467	2,003,934
Series 2017-4, Class A1, 2.750%,
06/25/2057 (Callable 12/25/2029)(2)(4)	2,016,438	1,893,104
Series 2017-6, Class A1, 2.750%,
10/25/2057 (Callable 02/25/2033)(2)(4)	9,686,902	9,154,244
Series 2018-6, Class A1A, 3.750%,
03/25/2058 (Callable 11/25/2031)(2)(4)	12,473,438	12,042,643
Total Residential
Mortgage-Backed Securities
(Cost $62,816,603)		57,620,187	0.9%
Commercial Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Citigroup Commercial Mortgage Trust:
Series 2013-GC15, Class A4, 4.371%,
09/10/2046 (Callable 09/10/2023)(4)	841,079	838,092
Series 2014-GC25, Class A4, 3.635%,
10/10/2047 (Callable 10/10/2024)	10,385,000	9,985,129
COMM Mortgage Trust:
Series 2013-CR12, Class A4, 4.046%,
10/10/2046 (Callable 11/10/2023)	58,712,781	58,421,578
Series 2013-CR13, Class A4, 4.194%,
11/10/2046 (Callable 12/10/2023)(4)	14,175,000	14,020,502
Series 2014-LC15, Class A4, 4.006%,
04/10/2047 (Callable 04/10/2024)	7,525,000	7,421,667
Series 2014-CR16, Class A4, 4.051%,
04/10/2047 (Callable 04/10/2024)	22,750,000	22,295,821
Series 2014-UBS4, 3.694%, 08/10/2047	16,460,000	15,934,761
GS Mortgage Securities Trust:
Series 2013-GC14, Class A5, 4.243%,
08/10/2046 (Callable 06/10/2025)	7,891,848	7,878,201
Series 2014-GC20, Class A5, 3.998%,
04/10/2047 (Callable 04/10/2024)	9,700,000	9,557,724
Series 2014-GC26, Class A5, 3.629%,
11/10/2047 (Callable 12/10/2024)	47,745,000	45,637,464
J.P. Morgan Chase Commercial
Mortgage Securities Trust,
Series 2014-C20, Class A5, 3.805%,
07/15/2047 (Callable 06/15/2024)	18,626,000	18,230,935
JPMBB Commercial
Mortgage Securities Trust:
Series 2013-C16, Class A4, 4.166%,
12/15/2046 (Callable 11/15/2023)	5,360,000	5,331,022
Series 2013-C17, Class A4, 4.199%,
01/15/2047 (Callable 01/15/2024)	19,073,000	18,860,565
Series 2014-C18, Class A5, 4.079%,
02/15/2047 (Callable 01/15/2029)	22,907,000	22,515,666
Series 2014-C21, 3.775%, 08/15/2047	4,815,000	4,680,397
Series 2014-C23, Class A5, 3.934%,
09/15/2047 (Callable 02/15/2026)	10,000,000	9,669,113
Series 2014-C24, Class A5, 3.639%,
11/15/2047 (Callable 10/15/2025)	5,775,000	5,542,856
Series 2014-C25, Class A5, 3.672%,
11/15/2047 (Callable 11/15/2024)	13,425,000	12,858,932
Morgan Stanley Bank of
America Merrill Lynch Trust:
Series 2013-C11, Class A4, 4.126%,
08/15/2046 (Callable 08/15/2023)(4)	61,355,187	61,135,486
Series 2013-C12, Class A4, 4.259%,
10/15/2046 (Callable 10/15/2023)(4)	3,633,724	3,620,394
Series 2014-C16, Class A5, 3.892%,
06/15/2047 (Callable 06/15/2026)	15,705,000	15,326,425
Series 2014-C17, Class A4, 3.443%,
08/15/2047 (Callable 07/15/2024)	2,518,302	2,463,129
Series 2014-C19, Class A4, 3.526%,
12/15/2047 (Callable 10/15/2026)	10,700,000	10,242,490
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class A4, 4.195%,
07/15/2046 (Callable 07/15/2023)(4)	1,959,570	1,954,268
Series 2014-LC16, Class A5, 3.817%,
08/15/2050 (Callable 06/15/2024)	7,443,000	7,221,796
WFRBS Commercial Mortgage Trust:
Series 2013-C15, Class A4, 4.153%,
08/15/2046 (Callable 08/15/2023)(4)	6,232,254	6,215,387
Series 2013-C16, Class A5, 4.415%,
09/15/2046 (Callable 10/15/2023)	11,235,678	11,195,496
Series 2013-C18, Class A5, 4.162%,
12/15/2046 (Callable 01/15/2024)(4)	21,870,000	21,546,687
Series 2014-LC14, Class A5, 4.045%,
03/15/2047 (Callable 02/15/2024)	11,543,000	11,374,849
Series 2014-C20, Class A5, 3.995%,
05/15/2047 (Callable 05/15/2024)	30,191,119	29,391,613
Series 2014-C24, Class A5, 3.607%,
11/15/2047 (Callable 11/15/2024)	5,500,736	5,268,073
Series 2014-C25, Class A5, 3.631%,
11/15/2047 (Callable 12/15/2024)	6,186,421	5,927,244
Series 2014-C22, Class A5, 3.752%,
09/15/2057 (Callable 09/15/2024)	11,336,000	10,910,274
Series 2014-C23, Class A5, 3.917%,
10/15/2057 (Callable 09/15/2025)	3,373,000	3,246,234
Total Commercial
Mortgage-Backed Securities
(Cost $495,483,585)		496,720,270	8.0%
Asset Backed Securities
Affirm Asset Securitization Trust:
Series 2020-Z2, Class A, 1.900%,
01/15/2025 (Callable 07/15/2023)(2)	7,836,455	7,733,250
Series 2021-Z1, Class A, 1.070%,
08/15/2025 (Callable 11/15/2023)(2)	14,104,883	13,708,112
The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Ally Auto Receivables,
Series 2022-3, Class A2, 5.290%,
06/16/2025	$7,743,205	$7,731,772
Capital One Multi-Asset Execution Trust,
Series 2021-A1, Class A1, 0.550%,
07/15/2026	7,650,000	7,253,216
Capital One Prime Auto Receivables Trust:
Series 2020-1, Class A3, 1.600%,
11/15/2024 (Callable 10/15/2023)	2,147,202	2,141,851
Series 2022-2, Class A2A, 3.740%,
09/15/2025	15,120,622	14,973,674
CarMax Auto Owner Trust,
Series 2023-1, Class A2A, 5.230%,
01/15/2026	6,250,000	6,226,982
Chase Auto Credit Linked Notes:
Series 2021-1, Class B, 0.875%,
09/25/2028 (Callable 04/25/2025)(2)	11,477,694	11,132,183
Series 2021-2, Class B, 0.889%,
12/26/2028 (Callable 04/25/2025)(2)	649,023	627,519
Series 2021-3, Class B, 0.760%,
02/26/2029 (Callable 04/25/2025)(2)	6,866,878	6,538,776
Chase Auto Owner Trust,
Series 2022-AA, Class A2, 3.860%,
10/27/2025(2)	5,742,210	5,696,719
Citizens Auto Receivables Trust,
Series 2023-1, Class A2A, 6.130%,
07/15/2026(2)	58,350,000	58,287,277
Dell Equipment Finance Trust:
Series 2022-2, Class A2, 4.030%,
07/22/2027 (Callable 03/22/2025)(2)	14,926,334	14,749,257
Series 2023-1, Class A2, 5.650%,
09/22/2028
(Callable 10/22/2025)(2)	42,600,000	42,359,740
Series 2023-2, Class A2, 5.840%,
01/22/2029 (Callable 02/22/2026)(2)	12,000,000	11,971,955
Discover Card Execution Note Trust,
Series 2017-A4, Class A4, 2.530%,
10/15/2026	2,400,000	2,342,604
DLLAD LLC:
Series 2021-1A, Class A2, 0.350%,
09/20/2024(2)	947,580	944,710
Series 2023-1A, Class A2, 5.190%,
04/20/2026(2)	7,500,000	7,428,322
DLLMT LLC,
Series 2023-1A, Class A2, 5.830%,
11/20/2025(2)	35,150,000	34,929,694
Donlen Fleet Lease Funding 2 LLC,
Series 2021-2, Class A2, 0.560%,
12/11/2034(2)	1,198,600	1,168,294
Ford Credit Auto Lease Trust,
Series 2022-A, Class A2A, 2.780%,
10/15/2024	10,450,801	10,415,775
Ford Credit Auto Owner Trust:
Series 2018-2, Class A, 3.470%,
01/15/2030 (Callable 07/15/2023)(2)	21,334,000	21,317,440
Series 2019-1, Class A, 3.520%,
07/15/2030 (Callable 01/15/2024)(2)	25,965,000	25,631,342
Ford Credit Floorplan Master Owner Trust:
Series 2020-1, Class A1, 0.700%,
09/15/2025	38,005,000	37,593,174
Series 2019-2, Class A, 3.060%,
04/15/2026	2,634,000	2,577,642
Series 2019-4, Class A, 2.440%,
09/15/2026	10,798,000	10,370,958
GM Financial Automobile Leasing Trust:
Series 2023-1, Class A2A, 5.270%,
06/20/2025	37,927,000	37,772,701
Series 2023-2, Class A2A, 5.440%,
10/20/2025 (Callable 08/20/2025)	5,300,000	5,277,632
Series 2023-1, Class A3, 5.160%,
04/20/2026 (Callable 08/20/2025)	2,055,000	2,040,204
GM Financial Consumer
Automobile Receivables Trust:
Series 2023-1, Class A2A, 5.190%,
03/16/2026	18,000,000	17,932,693
Series 2023-2, Class A2A, 5.100%,
05/18/2026	7,000,000	6,962,082
GMF Floorplan Owner Revolving Trust:
Series 2020-1, Class A, 0.680%,
08/15/2025(2)	18,467,000	18,361,819
Series 2020-2, Class A, 0.690%,
10/15/2025(2)	36,540,000	36,039,497
Series 2019-2, Class A, 2.900%,
04/15/2026(2)	31,033,000	30,338,479
Honda Auto Receivables Owner Trust:
Series 2022-1, Class A2, 1.440%,
10/15/2024	45,187,221	44,775,218
Series 2023-1, Class A2, 5.220%,
10/21/2025	7,100,000	7,073,446
HPEFS Equipment Trust,
Series 2022-1A, Class A2, 1.020%,
05/21/2029 (Callable 03/20/2025)(2)	791,110	787,391
Hyundai Auto Lease Securitization Trust:
Series 2022-A, Class A2, 0.810%,
04/15/2024(2)	1,948,181	1,943,552
Series 2023-A, Class A2A, 5.200%,
04/15/2025(2)	11,117,440	11,072,690
Hyundai Auto Receivables Trust:
Series 2022-C, Class A2A, 5.350%,
11/17/2025	3,745,053	3,733,634
Series 2023-A, Class A2A, 5.190%,
12/15/2025	12,850,000	12,798,240
Series 2021-B, Class A3, 0.380%,
01/15/2026 (Callable 11/15/2025)	7,462,056	7,219,342
Marlette Funding Trust,
Series 2021-3A, Class A, 0.650%,
12/15/2031 (Callable 01/15/2026)(2)	319,265	318,743
Master Credit Card Trust,
Series 2021-1A, Class A, 0.530%,
11/21/2025(1)(2)	12,550,000	11,957,673
Mercedes-Benz Auto Receivables Trust,
Series 2021-1, Class A3, 0.460%,
06/15/2026 (Callable 08/15/2025)	15,794,733	15,187,272
MMAF Equipment Finance LLC,
Series 2020-A, Class A2, 0.740%,
04/09/2024(2)	313,154	312,790
Nissan Auto Lease Trust,
Series 2023-A, Class A2A, 5.100%,
03/17/2025	13,000,000	12,945,222
Nissan Auto Receivables Owner Trust,
Series 2022-B, Class A2, 4.500%,
08/15/2025	3,677,322	3,656,555
PFS Financing Corp.:
Series 2020-E, Class A, 1.000%,
10/15/2025(2)	27,735,000	27,368,765
Series 2020-G, Class A, 0.970%,
02/15/2026(2)	2,910,000	2,815,457
Series 2021-A, Class A, 0.710%,
04/15/2026(2)	56,678,000	54,287,390

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Santander Bank Auto Credit,
Series 2022-A, Class B, 5.281%,
05/15/2032 (Callable 10/15/2025)(2)	$8,446,693	$8,306,551
Santander Bank NA,
Series 2021-1A, Class B, 1.833%,
12/15/2031 (Callable 06/15/2025)(2)	13,002,374	12,573,560
Santander Retail Auto Lease Trust,
Series 2022-A, Class A2, 0.970%,
03/20/2025 (Callable 11/20/2024)(2)	3,966,714	3,926,647
SCF Equipment Leasing 2022-2 LLC,
Series 2022-2A, Class A2, 6.240%,
07/20/2028(2)	35,218,208	35,206,822
SFS Auto Receivables Securitization Trust,
Series 2023-1A, Class A2A, 5.890%,
03/22/2027(2)	16,150,000	16,130,489
SoFi Consumer Loan Program Trust,
Series 2022-1S, Class A, 6.210%,
04/15/2031 (Callable 02/15/2025)(2)	18,807,319	18,818,381
Towd Point Mortgage Trust:
Series 2019-MH1, Class A1, 3.000%,
11/25/2058 (Callable 09/25/2024)(2)(4)	512,976	505,972
Series 2020-MH1, Class A1, 2.250%,
02/25/2060 (Callable 07/25/2023)(2)(4)	11,793,546	10,958,234
Toyota Auto Loan Extended Note Trust,
Series 2019-1A, Class A, 2.560%,
11/25/2031 (Callable 05/25/2024)(2)	37,035,000	35,964,118
Verizon Master Trust,
Series 2022-7, Class A1A, 5.230%,
11/22/2027 (Callable 11/20/2024)	45,310,000	45,026,627
Verizon Owner Trust,
Series 2020-B, Class A, 0.470%,
02/20/2025 (Callable 10/20/2023)	2,925,491	2,905,084
Wheels SPV 2 LLC,
Series 2020-1A, Class A2, 0.510%,
08/20/2029 (Callable 02/20/2024)(2)	95,276	95,003
World Omni Auto Receivables Trust:
Series 2019-C, Class A3, 1.960%,
12/16/2024 (Callable 10/15/2023)	298,373	297,933
Series 2022-D, Class A2A, 5.510%,
03/16/2026 (Callable 02/15/2026)	11,142,868	11,124,704
Total Asset Backed Securities
(Cost $943,548,108)		940,670,850	15.2%
Total Long-Term Investments
(Cost $5,100,639,124)		5,086,798,060	82.1%
Short-Term Investments
Commercial Paper
Baptist Memorial Health, 6.50%,
08/14/2023	25,726,000	25,725,401
Canadian Natural Resources Ltd.,
5.92%(6), 07/25/2023(1)	25,000,000	24,897,225
Catholic Health Initiatives,
5.39%(6), 07/06/2023	44,600,000	44,559,904
Friction Marketing Company,
5.93%(6), 07/24/2023	11,300,000	11,255,365
AT&T, Inc., 5.73%(6), 12/19/2023	42,875,000	41,701,021
Total Commercial Paper
(Cost $148,228,371)		148,138,916	2.4%
U.S. Treasury Securities
United States Treasury Bills:
4.99%(6), 09/28/2023	100,000,000	98,753,000
5.10%(6), 11/30/2023	60,000,000	58,700,334
5.04%(6), 10/12/2023	220,000,000	216,798,932
5.11%(6), 05/16/2024	246,525,000	235,290,567
5.15%(6), 12/21/2023	120,000,000	117,013,200
Total U.S. Treasury Securities
(Cost $727,298,418)		726,556,033	11.7%

	Shares
Money Market Mutual Fund
First American Government Obligations
Fund, Class U, 5.03%(5)	88,273,701	88,273,701
Total Money Market Mutual Fund
(Cost $88,273,701)		88,273,701	1.4%
Total Short-Term Investments
(Cost $963,800,490)		962,968,650	15.5%
Total Investments
(Cost $6,064,439,614)		6,049,766,710	97.6%
Other Assets in Excess of Liabilities		150,772,453	2.4%
TOTAL NET ASSETS		$6,200,539,163	100.0%
Notes to Schedule of Investments
NATL – National Public Finance Guarantee Corp.
ST AID – State Aid Intercept/Withholding
CMT – Constant Maturity Treasury
LIBOR – London Inter-bank Offered Rate
SOFR – Secured Overnight Financing Rate
(1)	Foreign security.
(2)
Includes securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2023, the value of these securities totaled $1,502,036,401, which represented 24.22% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate as of the last reset date in effect as of June 30, 2023.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2023.
(5)	Seven-day yield.
(6)	Effective yield as of June 30, 2023.

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$651,204,623	$—	$651,204,623
Corporate Bonds	—	2,917,273,621	—	2,917,273,621
Municipal Bonds	—	23,308,509	—	23,308,509
Residential Mortgage-Backed Securities – Non-U.S. Government Agency Issues	—	57,620,187	—	57,620,187
Commercial Mortgage-Backed Securities – Non-U.S. Government Agency Issues	—	496,720,270	—	496,720,270
Asset Backed Securities	—	940,670,850	—	940,670,850
Total Long-Term Investments	—	5,086,798,060	—	5,086,798,060
Short-Term Investments
Commercial Paper	—	148,138,916	—	148,138,916
U.S. Treasury Securities	—	726,556,033	—	726,556,033
Money Market Mutual Fund	88,273,701	—	—	88,273,701
Total Short-Term Investments	88,273,701	874,694,949	—	962,968,650
Total Investments	$88,273,701	$5,961,493,009	$—	$6,049,766,710

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
June 30, 2023 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$9,148,929,551

	SEC 30-Day Yield(3)
	Institutional Class	4.88%
	Investor Class	4.63%

	Average Effective Duration	1.86 years

	Average Effective Maturity	2.05 years

	Annualized Expense Ratio(4)
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Portfolio Turnover Rate	49%	(6)

	Number of Holdings	459
Sector Weightings(7)

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2023.
(4)	Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2023.
(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.
(7)	Percentages shown are based on the Fund’s total net assets.

Baird Short-Term Bond Fund
June 30, 2023 (Unaudited)

Total Returns

			Average Annual
					Since	Since
	Six	One	Five	Ten	Inception	Inception
For the Periods Ended June 30, 2023	Months	Year	Years	Years	(8/31/04)	(9/19/12)
Institutional Class Shares	1.55%	1.46%	1.51%	1.50%	2.36%	N/A
Investor Class Shares	1.43%	1.20%	1.28%	1.25%	N/A	1.23%
Bloomberg 1-3 Year U.S. Government/Credit Index(1)	1.13%	0.52%	1.13%	0.99%	1.97%	0.94%

(1)
The Bloomberg 1-3 Year U.S. Government/Credit Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and three years.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns table shown above reflects reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. Russia’s ongoing war with Ukraine has heightened global geopolitical tensions, resulting in an elevated risk environment and increased volatility in asset prices. The uncertain course of the war may have a significant negative impact on the global economy. U.S. relations with China have become increasingly strained, and tension between the U.S. and China may have a significant negative impact on the global economy and asset prices. Measures of inflation reached levels not experienced in several decades, leading the Federal Reserve to raise short term interest rates significantly over the last year, with the potential for further rate increases in 2023. Uncertainty regarding the ability of the Federal Reserve to successfully control inflation, the potential for incremental rate increases, and the full impact of prior rate increases on the economy may negatively impact asset prices and increase market volatility. The possibility of a U.S. or global recession may also contribute to market volatility. The coronavirus (COVID-19) pandemic caused significant economic disruption in recent years as countries worked to limit the negative health impacts of the virus. While the virus has entered an endemic stage, significant outbreaks or new variants present a continued risk to the global economy. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
1.500%, 02/15/2025	$316,450,000	$298,674,409
2.875%, 06/15/2025	685,150,000	659,055,418
3.125%, 08/15/2025	794,600,000	767,440,818
4.000%, 02/15/2026	476,300,000	468,988,052
Total U.S. Treasury Securities
(Cost $2,213,833,895)		2,194,158,697	24.0%
Other Government Related Securities
Korea East-West Power Co. Ltd.,
3.600%, 05/06/2025(1)(2)	5,875,000	5,650,314
Korea Electric Power Corporation,
5.375%, 04/06/2026(1)(2)	15,000,000	14,945,862
NBN Co. Ltd.,
0.875%, 10/08/2024
(Callable 09/08/2024)(1)(2)	36,000,000	33,763,931
Total Other Government Related Securities
(Cost $56,716,324)		54,360,107	0.6%
Corporate Bonds
Industrials
Advance Auto Parts, Inc.,
5.900%, 03/09/2026	10,000,000	9,889,955
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024
(Callable 08/01/2024)	20,250,000	19,444,474
Anglo American Capital PLC:
5.375%, 04/01/2025
(Callable 03/01/2025)(1)(2)	13,250,000	13,014,602
4.875%, 05/14/2025(1)(2)	956,000	935,902
ANR Pipeline Co.,
7.375%, 02/15/2024(1)	13,000,000	13,023,909
ArcelorMittal:
6.125%, 06/01/2025(1)	1,413,000	1,436,073
4.550%, 03/11/2026(1)	4,000,000	3,897,868
Ashtead Capital, Inc.,
1.500%, 08/12/2026
(Callable 07/12/2026)(1)(2)	25,674,000	22,433,509
AutoNation, Inc.,
4.500%, 10/01/2025
(Callable 07/01/2025)	25,000,000	24,015,697
Bayer US Finance II LLC,
5.500%, 08/15/2025(1)(2)	4,000,000	3,920,389
Berry Global, Inc.,
4.875%, 07/15/2026
(Callable 07/31/2023)(2)	10,343,000	9,942,209
Boardwalk Pipelines LP,
4.950%, 12/15/2024
(Callable 09/15/2024)	40,966,000	40,297,726
BorgWarner, Inc.,
5.000%, 10/01/2025(2)	9,946,000	9,765,816
Brambles USA, Inc.,
4.125%, 10/23/2025
(Callable 07/25/2025)(1)(2)	30,041,000	28,895,679
Broadcom, Inc.,
3.150%, 11/15/2025
(Callable 10/15/2025)	5,000,000	4,749,958
Brunswick Corp.,
0.850%, 08/18/2024
(Callable 07/17/2023)	12,500,000	11,753,039
Bunge Limited Finance Corp.,
1.630%, 08/17/2025
(Callable 07/17/2025)	5,006,000	4,605,802
CCL Industries, Inc.,
3.250%, 10/01/2026
(Callable 07/01/2026)(1)(2)	1,560,000	1,426,257
CDW LLC / CDW Finance Corp.:
5.500%, 12/01/2024
(Callable 06/01/2024)	2,958,000	2,938,566
4.125%, 05/01/2025
(Callable 07/31/2023)	19,810,000	19,076,238
Celanese US Holdings LLC:
3.500%, 05/08/2024
(Callable 04/08/2024)	4,450,000	4,355,023
6.050%, 03/15/2025	40,000,000	39,836,569
Charter Communications Operating LLC,
4.908%, 07/23/2025
(Callable 04/23/2025)	13,000,000	12,748,409
Cheniere Corpus Christi Holdings LLC,
5.875%, 03/31/2025
(Callable 10/02/2024)	6,595,000	6,563,345
CNH Industrial Capital LLC:
3.950%, 05/23/2025(1)	10,000,000	9,676,849
5.450%, 10/14/2025(1)	15,000,000	14,896,288
CVS Pass-Through Trust:
5.880%, 01/10/2028	4,612,972	4,520,760
6.036%, 12/10/2028	17,851,572	17,704,482
Daimler Finance North America LLC,
1.625%, 12/13/2024(1)(2)	25,000,000	23,533,597
Daimler Truck Finance North America LLC,
5.150%, 01/16/2026(1)(2)	11,825,000	11,769,670
DCP Midstream LLC,
5.375%, 07/15/2025
(Callable 04/15/2025)	36,000,000	35,639,982
DXC Technology Co.,
1.800%, 09/15/2026
(Callable 08/15/2026)	48,650,000	42,283,255
eBay, Inc.,
5.900%, 11/22/2025
(Callable 10/22/2025)	20,000,000	20,214,332
Element Fleet Management Corp.:
1.600%, 04/06/2024
(Callable 03/06/2024)(1)(2)	39,475,000	38,064,700
3.850%, 06/15/2025
(Callable 05/15/2025)(1)(2)	14,147,000	13,376,693
Energy Transfer LP,
5.500%, 06/01/2027
(Callable 03/01/2027)	14,000,000	13,924,119
Energy Transfer Partners LP,
4.050%, 03/15/2025
(Callable 12/15/2024)	16,781,000	16,309,565
Ferguson Finance PLC,
4.250%, 04/20/2027
(Callable 03/20/2027)(2)	3,100,000	2,973,946
Fidelity National Information Services, Inc.,
4.500%, 07/15/2025	18,900,000	18,476,096
Flex Ltd.:
4.750%, 06/15/2025
(Callable 03/15/2025)	18,999,000	18,549,092
3.750%, 02/01/2026
(Callable 01/01/2026)	28,600,000	27,180,652
FMC Corp.,
5.150%, 05/18/2026
(Callable 04/18/2026)	15,000,000	14,756,544
Freeport-McMoRan, Inc.,
4.550%, 11/14/2024
(Callable 08/14/2024)	3,547,000	3,496,278

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Fresenius Medical Care
US Finance II, Inc.,
4.750%, 10/15/2024
(Callable 07/17/2024)(1)(2)	$18,720,000	$18,325,153
Fresenius Medical Care
US Finance III, Inc.,
1.875%, 12/01/2026
(Callable 11/01/2026)(1)(2)	10,000,000	8,625,767
General Motors Financial Co., Inc.:
3.800%, 04/07/2025	30,000,000	28,929,094
2.750%, 06/20/2025
(Callable 05/20/2025)	7,302,000	6,878,656
5.400%, 04/06/2026	10,000,000	9,885,570
Genpact Luxembourg Sarl,
3.375%, 12/01/2024
(Callable 11/01/2024)	1,184,000	1,141,165
Genuine Parts Co.,
1.750%, 02/01/2025
(Callable 07/11/2023)	15,000,000	14,049,107
Glencore Funding LLC:
4.000%, 04/16/2025(1)(2)	14,043,000	13,634,294
1.625%, 09/01/2025
(Callable 08/01/2025)(1)(2)	20,000,000	18,358,716
Global Payments, Inc.:
1.500%, 11/15/2024
(Callable 10/15/2024)	10,000,000	9,397,127
2.650%, 02/15/2025
(Callable 01/15/2025)	30,361,000	28,795,221
4.800%, 04/01/2026
(Callable 01/01/2026)	10,000,000	9,761,896
Gray Oak Pipeline LLC,
2.600%, 10/15/2025
(Callable 09/15/2025)(1)(2)	25,650,000	23,549,877
Gulfstream Natural Gas System LLC:
4.600%, 09/15/2025
(Callable 06/15/2025)(2)	27,407,000	26,333,482
6.190%, 11/01/2025(2)	5,720,000	5,658,353
HCA, Inc.:
5.375%, 02/01/2025	10,000,000	9,912,326
5.250%, 04/15/2025	16,815,000	16,599,081
5.375%, 09/01/2026
(Callable 03/01/2026)	4,250,000	4,216,606
Hexcel Corp.,
4.200%, 02/15/2027
(Callable 11/15/2026)	25,000,000	23,528,440
HF Sinclair Corp.,
5.875%, 04/01/2026
(Callable 01/01/2026)	21,037,000	21,129,895
Huntington Ingalls Industries, Inc.,
3.844%, 05/01/2025
(Callable 04/01/2025)	48,626,000	46,755,297
Hyatt Hotels Corp.:
1.800%, 10/01/2024
(Callable 07/17/2023)	15,000,000	14,276,825
5.750%, 01/30/2027
(Callable 12/30/2026)(8)	20,000,000	19,948,669
Hyundai Capital America:
1.800%, 10/15/2025
(Callable 09/15/2025)(1)(2)	5,557,000	5,069,021
5.500%, 03/30/2026(1)(2)	20,000,000	19,819,463
5.650%, 06/26/2026(1)(2)	20,000,000	19,874,983
Illumina, Inc.,
5.800%, 12/12/2025
(Callable 11/12/2025)	42,700,000	42,806,853
Infor, Inc.:
1.450%, 07/15/2023(2)	17,022,000	16,992,869
1.750%, 07/15/2025
(Callable 06/15/2025)(2)	8,145,000	7,436,772
International Flavors & Fragrances, Inc.,
1.230%, 10/01/2025
(Callable 09/01/2025)(2)	22,000,000	19,612,621
JBS USA LUX SA / JBS USA Food Co. /
JBS USA Finance, Inc.,
2.500%, 01/15/2027
(Callable 12/15/2026)(2)	3,700,000	3,241,570
Kimberly-Clark de Mexico SAB de CV,
3.250%, 03/12/2025(1)(2)	5,000,000	4,779,484
Kinross Gold Corp.,
5.950%, 03/15/2024
(Callable 12/15/2023)(1)	15,680,000	15,653,796
Kyndryl Holdings, Inc.,
2.050%, 10/15/2026
(Callable 09/15/2026)	48,000,000	41,419,719
Leidos, Inc.,
3.625%, 05/15/2025
(Callable 04/15/2025)	10,675,000	10,238,520
Lennox International, Inc.,
1.350%, 08/01/2025
(Callable 07/01/2025)	5,000,000	4,557,586
Lowe`s Companies, Inc.,
4.400%, 09/08/2025	7,000,000	6,860,223
Lundin Energy Finance BV,
2.000%, 07/15/2026
(Callable 06/15/2026)(1)(2)	538,000	483,172
Mercedes-Benz Finance
North America LLC,
5.375%, 11/26/2025(1)(2)	10,000,000	9,999,589
Molex Electronic Technologies LLC,
3.900%, 04/15/2025
(Callable 01/15/2025)(2)	2,090,000	1,988,765
Mondelez International
Holdings Netherlands BV,
4.250%, 09/15/2025(2)	12,000,000	11,676,282
National Fuel Gas Co.:
5.200%, 07/15/2025
(Callable 04/15/2025)	18,825,000	18,440,276
5.500%, 10/01/2026	18,750,000	18,281,855
Nissan Motor Acceptance Co. LLC,
1.125%, 09/16/2024(1)(2)	12,000,000	11,177,863
Nissan Motor Co. Ltd.:
3.043%, 09/15/2023(1)(2)	10,000,000	9,929,249
3.522%, 09/17/2025
(Callable 08/17/2025)(1)(2)	5,291,000	4,922,291
Nutrien Ltd.,
5.950%, 11/07/2025(1)	8,000,000	8,047,930
Occidental Petroleum Corp.,
8.500%, 07/15/2027
(Callable 01/15/2027)	14,295,000	15,441,602
OCI NV,
4.625%, 10/15/2025
(Callable 07/31/2023)(1)(2)	16,287,000	15,531,028
Oracle Corp.:
2.950%, 05/15/2025
(Callable 02/15/2025)	5,554,000	5,297,383
5.800%, 11/10/2025	12,000,000	12,133,641
Ovintiv, Inc.,
5.650%, 05/15/2025	20,000,000	19,841,180

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Penske Truck Leasing Co.:
4.000%, 07/15/2025
(Callable 06/15/2025)(2)	$8,000,000	$7,652,363
5.750%, 05/24/2026
(Callable 04/24/2026)(2)	14,275,000	14,138,425
Perrigo Finance Unlimited Co.,
3.900%, 12/15/2024
(Callable 09/15/2024)	45,957,000	44,463,398
Pioneer Natural Resources Co.,
5.100%, 03/29/2026	7,000,000	6,958,005
POSCO:
4.375%, 08/04/2025(1)(2)	15,000,000	14,562,359
5.625%, 01/17/2026(1)(2)	10,000,000	9,957,014
Premier Health Partners,
2.911%, 11/15/2026
(Callable 05/15/2026)	1,954,000	1,724,622
PVH Corp.,
4.625%, 07/10/2025
(Callable 06/10/2025)	25,839,000	24,985,610
Quanta Services, Inc.,
0.950%, 10/01/2024
(Callable 07/31/2023)	18,200,000	17,101,866
Regal Rexnord Corp.,
6.050%, 02/15/2026(2)	26,375,000	26,408,480
Reliance Industries Ltd.,
4.125%, 01/28/2025(1)(2)	8,778,000	8,557,985
Renesas Electronics Corp.:
1.543%, 11/26/2024
(Callable 10/26/2024)(1)(2)	34,180,000	31,950,098
2.170%, 11/25/2026
(Callable 10/25/2026)(1)(2)	809,000	711,575
Rogers Communications, Inc.,
2.950%, 03/15/2025
(Callable 07/31/2023)(1)(2)	46,825,000	44,443,880
Royalty Pharma PLC,
1.200%, 09/02/2025
(Callable 08/02/2025)	1,000,000	901,854
Sabine Pass Liquefaction LLC,
5.875%, 06/30/2026
(Callable 12/31/2025)	11,000,000	11,090,046
Sherwin-Williams Co.,
4.250%, 08/08/2025	7,000,000	6,854,147
SK Hynix, Inc.,
6.250%, 01/17/2026(1)(2)	13,000,000	13,006,738
Smurfit Kappa Treasury Funding DAC,
7.500%, 11/20/2025(1)	5,852,000	5,979,326
Solvay Finance America LLC,
4.450%, 12/03/2025
(Callable 09/03/2025)(1)(2)	32,111,000	30,804,432
Southern Copper Corp.,
3.875%, 04/23/2025(1)	15,534,000	15,111,509
Steel Dynamics, Inc.,
2.800%, 12/15/2024
(Callable 11/15/2024)	21,338,000	20,363,318
Synnex Corporation:
1.250%, 08/09/2024
(Callable 07/11/2023)	46,933,000	44,391,600
1.750%, 08/09/2026
(Callable 07/09/2026)	1,500,000	1,307,343
TC PipeLines LP,
4.375%, 03/13/2025
(Callable 12/13/2024)(1)	31,166,000	30,268,735
Timken Co.,
3.875%, 09/01/2024
(Callable 06/01/2024)	33,952,000	33,070,077
T-Mobile USA, Inc.,
2.625%, 04/15/2026
(Callable 07/11/2023)	6,000,000	5,560,481
Toll Road Investors Partnership II LP,
0.000%, 02/15/2024
(Insured by NATL)(1)(2)	19,590,000	18,783,130
Triton Container International Ltd.:
0.800%, 08/01/2023(1)(2)	30,000,000	29,861,978
1.150%, 06/07/2024
(Callable 05/07/2024)(1)(2)	22,930,000	21,744,875
Universal Health Services, Inc.,
1.650%, 09/01/2026
(Callable 08/01/2026)	2,129,000	1,861,119
Utah Acquisition Sub, Inc.,
3.950%, 06/15/2026
(Callable 03/15/2026)	22,248,000	21,130,850
VICI Properties LP,
4.375%, 05/15/2025	10,000,000	9,664,543
Viterra Finance BV,
2.000%, 04/21/2026
(Callable 03/21/2026)(1)(2)	49,121,000	43,866,152
VMware, Inc.,
1.000%, 08/15/2024
(Callable 07/11/2023)	15,000,000	14,201,605
Volkswagen Group of America Finance LLC,
3.950%, 06/06/2025(1)(2)	10,800,000	10,484,447
Vontier Corp.,
1.800%, 04/01/2026
(Callable 03/01/2026)	5,056,000	4,489,011
Wabtec Corp.,
5.875%, 03/15/2024
(Callable 02/15/2024)	20,900,000	20,619,515
Warnermedia Holdings, Inc.:
3.638%, 03/15/2025	23,150,000	22,328,729
3.788%, 03/15/2025
(Callable 07/11/2023)	24,000,000	23,136,937
Weir Group PLC,
2.200%, 05/13/2026
(Callable 04/13/2026)(1)(2)	50,194,000	44,957,561
Western Digital Corp.,
4.750%, 02/15/2026
(Callable 11/15/2025)	52,570,000	50,073,850
Western Midstream Operating LP,
5.875%, 02/01/2025
(Callable 01/01/2025)	1,692,000	1,617,349
Westinghouse Air Brake Technologies Corp.,
3.200%, 06/15/2025
(Callable 05/15/2025)	30,724,000	29,161,417
Westlake Chemical Corp.,
0.875%, 08/15/2024
(Callable 07/11/2023)	6,000,000	5,666,457
Weyerhaeuser Co.,
4.750%, 05/15/2026	28,250,000	27,748,885
Williams Companies, Inc.,
3.900%, 01/15/2025
(Callable 10/15/2024)	14,364,000	13,940,821
Woodside Finance Ltd.,
3.650%, 03/05/2025
(Callable 12/05/2024)(1)(2)	39,550,000	38,071,188
Total Industrials
(Cost $2,435,269,476)		2,343,295,822	25.6%
The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Utilities
Black Hills Corp.,
1.037%, 08/23/2024
(Callable 07/17/2023)	$35,275,000	$33,321,376
DTE Energy Company,
4.220%, 11/01/2025(7)	7,000,000	6,843,275
EDP Finance BV,
3.625%, 07/15/2024(1)(2)	30,833,000	30,035,890
Enel Finance International NV:
4.250%, 06/15/2025(1)(2)	25,000,000	24,261,252
6.800%, 10/14/2025(1)(2)	10,000,000	10,186,254
KeySpan Gas East Corp.,
2.742%, 08/15/2026
(Callable 05/15/2026)(1)(2)	21,525,000	19,544,713
Metropolitan Edison Co.,
4.000%, 04/15/2025(2)	5,173,000	4,952,705
NextEra Energy Capital Holdings, Inc.:
6.051%, 03/01/2025	7,000,000	7,026,319
4.450%, 06/20/2025	7,000,000	6,866,844
Pennsylvania Electric Co.,
5.150%, 03/30/2026(2)	7,000,000	6,893,730
Pennsylvania-American Water Co.,
7.800%, 09/01/2026(2)	8,000,000	8,436,532
Puget Energy, Inc.,
3.650%, 05/15/2025
(Callable 02/15/2025)	16,855,000	16,113,433
Transelec SA,
4.250%, 01/14/2025
(Callable 10/14/2024)(1)(2)	5,000,000	4,871,794
Total Utilities
(Cost $185,638,892)		179,354,117	1.9%
Financials
ABN AMRO Bank NV:
4.750%, 07/28/2025(1)(2)	34,188,000	32,972,617
4.800%, 04/18/2026(1)(2)	12,400,000	11,862,950
AerCap Holdings NV:
1.650%, 10/29/2024
(Callable 09/29/2024)(1)	23,675,000	22,247,619
4.450%, 10/01/2025
(Callable 08/01/2025)(1)	18,937,000	18,215,644
AIB Group PLC:
4.263%, 04/10/2025
(3 Month LIBOR USD + 1.874%)
(Callable 04/10/2024)(1)(2)(3)	43,531,000	42,533,052
7.583%, 10/14/2026 (SOFR + 3.456%)
(Callable 10/14/2025)(1)(2)(3)	7,000,000	7,110,245
Ally Financial, Inc.:
1.450%, 10/02/2023
(Callable 09/02/2023)	12,100,000	11,937,509
5.125%, 09/30/2024	5,000,000	4,905,340
American Express Co.,
4.990%, 05/01/2026 (SOFR + 0.999%)
(Callable 05/01/2025)(3)	45,300,000	44,737,369
ASB Bank Ltd.,
5.346%, 06/15/2026(1)(2)	46,375,000	46,031,635
Assurant, Inc.,
6.100%, 02/27/2026
(Callable 01/27/2026)	20,000,000	20,066,678
Australia & New Zealand
Banking Group Ltd.,
4.500%, 03/19/2024(1)(2)	18,269,000	18,038,756
Banco Santander SA,
2.746%, 05/28/2025(1)	15,423,000	14,479,047
Bank of America Corp.:
0.976%, 04/22/2025 (SOFR + 0.690%)
(Callable 04/22/2024)(3)	45,000,000	43,142,286
1.530%, 12/06/2025 (SOFR + 0.650%)
(Callable 12/06/2024)(3)	30,000,000	28,044,266
3.384%, 04/02/2026 (SOFR + 1.330%)
(Callable 04/02/2025)(3)	25,000,000	23,962,624
4.827%, 07/22/2026 (SOFR + 1.750%)
(Callable 07/22/2025)(3)	10,000,000	9,829,571
5.080%, 01/20/2027 (SOFR + 1.290%)
(Callable 01/20/2026)(3)	15,000,000	14,769,871
Bank of Ireland Group PLC:
4.500%, 11/25/2023(1)(2)	2,589,000	2,563,320
6.253%, 09/16/2026
(1 Year CMT Rate + 2.650%)
(Callable 09/16/2025)(1)(2)(3)	27,350,000	27,134,499
2.029%, 09/30/2027
(1 Year CMT Rate + 1.100%)
(Callable 09/30/2026)(1)(2)(3)	18,084,000	15,631,556
Bank of Montreal,
1.500%, 01/10/2025(1)	55,000,000	51,688,363
Bank of New York Mellon Corp.,
4.947%, 04/26/2027 (SOFR + 1.026%)
(Callable 04/26/2026)(3)	7,475,000	7,382,784
Bank of Nova Scotia,
4.750%, 02/02/2026(1)	24,600,000	24,218,352
Banque Federative du Credit Mutuel SA:
4.524%, 07/13/2025(1)(2)	29,000,000	28,195,358
4.935%, 01/26/2026(1)(2)	16,675,000	16,359,852
Barclays PLC:
3.650%, 03/16/2025(1)	8,400,000	8,051,671
3.932%, 05/07/2025
(3 Month LIBOR USD + 1.610%)
(Callable 05/07/2024)(1)(3)	7,250,000	7,085,179
2.852%, 05/07/2026 (SOFR + 2.714%)
(Callable 05/07/2025)(1)(3)	27,787,000	26,024,862
5.304%, 08/09/2026
(1 Year CMT Rate + 2.300%)
(Callable 08/09/2025)(1)(3)	8,000,000	7,803,909
BNP Paribas SA:
4.705%, 01/10/2025
(3 Month LIBOR USD + 2.235%)
(Callable 01/10/2024)(1)(2)(3)	11,390,000	11,288,467
2.819%, 11/19/2025
(3 Month LIBOR USD + 1.111%)
(Callable 11/19/2024)(1)(2)(3)	16,502,000	15,734,505
2.219%, 06/09/2026 (SOFR + 2.074%)
(Callable 06/09/2025)(1)(2)(3)	12,500,000	11,560,157
BPCE SA:
5.700%, 10/22/2023(1)(2)	17,793,000	17,715,278
4.625%, 07/11/2024(1)(2)	5,294,000	5,173,050
5.150%, 07/21/2024(1)(2)	17,675,000	17,354,933
4.500%, 03/15/2025(1)(2)	6,970,000	6,688,435
Brown & Brown, Inc.,
4.200%, 09/15/2024
(Callable 06/15/2024)	1,000,000	976,498
Canadian Imperial Bank of Commerce,
5.144%, 04/28/2025(1)	47,300,000	46,909,512
Cantor Fitzgerald LP,
4.875%, 05/01/2024
(Callable 04/01/2024)(2)	9,600,000	9,391,947

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Capital One Financial Corp.:
4.166%, 05/09/2025 (SOFR + 1.370%)
(Callable 05/09/2024)(3)	$10,000,000	$9,741,205
2.636%, 03/03/2026 (SOFR + 1.290%)
(Callable 03/03/2025)(3)	10,000,000	9,337,738
4.985%, 07/24/2026 (SOFR + 2.160%)
(Callable 07/24/2025)(3)	28,000,000	27,139,018
Charles Schwab Corp.,
3.000%, 03/10/2025
(Callable 12/10/2024)	6,772,000	6,445,308
Citigroup, Inc.:
0.981%, 05/01/2025 (SOFR + 0.669%)
(Callable 05/01/2024)(3)	15,000,000	14,353,294
1.281%, 11/03/2025 (SOFR + 0.528%)
(Callable 11/03/2024)(3)	15,000,000	14,051,584
3.290%, 03/17/2026 (SOFR + 1.528%)
(Callable 03/17/2025)(3)	17,700,000	16,926,751
5.610%, 09/29/2026 (SOFR + 1.546%)
(Callable 09/29/2025)(3)	15,000,000	14,979,604
Citizens Bank NA,
4.119%, 05/23/2025 (SOFR + 1.395%)
(Callable 05/23/2024)(3)	12,230,000	11,582,253
CNO Global Funding,
1.650%, 01/06/2025(2)	15,000,000	13,935,422
Cooperatieve Rabobank UA:
1.980%, 12/15/2027
(1 Year CMT Rate + 0.730%)
(Callable 12/15/2026)(1)(2)(3)	7,000,000	6,114,995
3.649%, 04/06/2028
(1 Year CMT Rate + 1.220%)
(Callable 04/06/2027)(1)(2)(3)	6,390,000	5,916,036
Corebridge Global Funding,
5.750%, 07/02/2026(2)	37,800,000	37,684,420
Credit Agricole SA:
4.375%, 03/17/2025(1)(2)	20,341,000	19,594,241
5.589%, 07/05/2026(1)(2)(8)	26,000,000	25,961,984
Credit Suisse Group AG:
2.593%, 09/11/2025 (SOFR + 1.560%)
(Callable 09/11/2024)(1)(2)(3)	12,000,000	11,438,051
2.193%, 06/05/2026 (SOFR + 2.044%)
(Callable 06/05/2025)(1)(2)(3)	5,000,000	4,584,843
Danske Bank A/S:
3.244%, 12/20/2025
(3 Month LIBOR USD + 1.591%)
(Callable 12/20/2024)(1)(2)(3)	6,743,000	6,401,274
6.466%, 01/09/2026
(1 Year CMT Rate + 2.100%)
(Callable 01/09/2025)(1)(2)(3)	18,000,000	17,957,079
1.621%, 09/11/2026
(1 Year CMT Rate + 1.350%)
(Callable 09/11/2025)(1)(2)(3)	15,000,000	13,454,829
Deutsche Bank AG:
2.222%, 09/18/2024 (SOFR + 2.159%)
(Callable 09/18/2023)(1)(3)	17,000,000	16,784,761
1.447%, 04/01/2025 (SOFR + 1.131%)
(Callable 04/01/2024)(1)(3)	14,500,000	13,778,445
4.162%, 05/13/2025(1)	7,000,000	6,742,798
3.961%, 11/26/2025 (SOFR + 2.581%)
(Callable 11/26/2024)(1)(3)	12,200,000	11,632,501
6.119%, 07/14/2026 (SOFR + 3.190%)
(Callable 07/14/2025)(1)(3)	2,000,000	1,977,734
Discover Bank,
4.682%, 08/09/2028
(5 Year Swap Rate USD + 1.730%)
(Callable 08/09/2023)(3)	11,000,000	10,057,381
Discover Financial Services:
3.750%, 03/04/2025
(Callable 12/04/2024)	13,305,000	12,667,880
4.500%, 01/30/2026
(Callable 11/30/2025)	9,500,000	9,097,138
DNB Bank ASA,
5.896%, 10/09/2026
(SOFRINDX + 1.950%)
(Callable 10/09/2025)(1)(2)(3)	47,550,000	47,091,812
F.N.B. Corporation,
5.150%, 08/25/2025
(Callable 07/25/2025)	20,000,000	19,150,226
Federation des Caisses
Desjardins du Quebec:
4.400%, 08/23/2025(1)(2)	34,475,000	33,312,790
5.278%, 01/23/2026
(SOFRINDX + 1.094%)
(Callable 01/23/2025)(1)(2)(3)	15,000,000	14,691,950
First Citizens Bancshares, Inc.,
2.969%, 09/27/2025 (SOFR + 1.715%)
(Callable 09/27/2024)(3)	2,340,000	2,213,063
Goldman Sachs Group, Inc.,
1.757%, 01/24/2025 (SOFR + 0.730%)
(Callable 01/24/2024)(3)	8,250,000	8,032,644
Health Care Service Corp.
A Mutual Legal Reserve Co.,
1.500%, 06/01/2025
(Callable 05/01/2025)(2)	6,465,000	5,922,073
HSBC Holdings PLC:
0.732%, 08/17/2024 (SOFR + 0.534%)
(Callable 08/17/2023)(1)(3)	15,000,000	14,889,983
3.803%, 03/11/2025
(3 Month LIBOR USD + 1.473%)
(Callable 03/11/2024)(1)(3)	28,200,000	27,649,741
0.976%, 05/24/2025 (SOFR + 0.708%)
(Callable 05/24/2024)(1)(3)	9,000,000	8,562,141
2.999%, 03/10/2026 (SOFR + 1.430%)
(Callable 03/10/2025)(1)(3)	7,000,000	6,636,428
Huntington National Bank,
5.699%, 11/18/2025 (SOFR + 1.215%)
(Callable 11/18/2024)(3)	37,350,000	36,284,404
ING Groep NV,
3.869%, 03/28/2026 (SOFR + 1.640%)
(Callable 03/28/2025)(1)(3)	24,000,000	23,047,894
Jackson National Life Global Funding:
1.750%, 01/12/2025(2)	21,850,000	20,277,495
5.500%, 01/09/2026(2)	15,000,000	14,651,313
JPMorgan Chase & Co.:
3.845%, 06/07/2025 (SOFR + 0.980%)
(Callable 06/14/2024)(3)	15,000,000	14,669,857
5.546%, 12/15/2025 (SOFR + 1.070%)
(Callable 12/15/2024)(3)	21,003,000	20,914,255
2.005%, 03/13/2026 (SOFR + 1.585%)
(Callable 03/13/2025)(3)	7,947,000	7,463,905
4.080%, 04/26/2026 (SOFR + 1.320%)
(Callable 04/26/2025)(3)	20,000,000	19,435,292
1.045%, 11/19/2026 (SOFR + 0.800%)
(Callable 11/19/2025)(3)	4,300,000	3,851,633

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
KeyCorp,
3.878%, 05/23/2025 (SOFR + 1.250%)
(Callable 05/23/2024)(3)	$7,000,000	$6,473,179
Kimco Realty Corp.,
3.850%, 06/01/2025
(Callable 03/01/2025)	3,950,000	3,745,720
LeasePlan Corp. NV,
2.875%, 10/24/2024(1)(2)	45,018,000	42,885,854
Liberty Mutual Insurance Co.,
8.500%, 05/15/2025(2)	2,093,000	2,139,067
Lloyds Bank PLC:
3.511%, 03/18/2026
(1 Year CMT Rate + 1.600%)
(Callable 03/18/2025)(1)(3)	15,000,000	14,277,088
4.716%, 08/11/2026
(1 Year CMT Rate + 1.750%)
(Callable 08/11/2025)(1)(3)	6,000,000	5,829,469
M&T Bank Corp.,
4.000%, 07/15/2024
(Callable 04/16/2024)	14,505,000	14,128,741
Macquarie Bank Ltd.,
4.875%, 06/10/2025(1)(2)	16,375,000	15,856,346
Macquarie Group Ltd.:
5.108%, 08/09/2026 (SOFR + 2.208%)
(Callable 08/09/2025)(1)(2)(3)	12,000,000	11,825,200
1.629%, 09/23/2027 (SOFR + 0.910%)
(Callable 09/23/2026)(1)(2)(3)	25,000,000	21,734,525
Massachusetts Mutual Life Insurance Co.,
7.625%, 11/15/2023(2)	15,648,000	15,682,563
Met Tower Global Funding,
5.400%, 06/20/2026(2)	47,200,000	46,982,274
Mitsubishi UFJ Financial Group, Inc.:
0.848%, 09/15/2024
(1 Year CMT Rate + 0.680%)
(Callable 09/15/2023)(1)(3)	20,000,000	19,777,775
4.788%, 07/18/2025
(1 Year CMT Rate + 1.700%)
(Callable 07/18/2024)(1)(3)	6,000,000	5,913,858
0.953%, 07/19/2025
(1 Year CMT Rate + 0.550%)
(Callable 07/19/2024)(1)(3)	23,200,000	21,918,598
5.063%, 09/12/2025
(1 Year CMT Rate + 1.550%)
(Callable 09/12/2024)(1)(3)	10,000,000	9,878,955
Mizuho Financial Group, Inc.:
4.600%, 03/27/2024(1)(2)	37,170,000	36,673,766
1.241%, 07/10/2024 (SOFR + 1.252%)
(Callable 07/10/2023)(1)(3)	14,700,000	14,690,955
Morgan Stanley:
2.630%, 02/18/2026 (SOFR + 0.940%)
(Callable 02/18/2025)(3)	20,000,000	18,960,080
4.679%, 07/17/2026 (SOFR + 1.669%)
(Callable 07/17/2025)(3)	15,000,000	14,719,316
5.050%, 01/28/2027 (SOFR + 1.295%)
(Callable 01/28/2026)(3)	19,000,000	18,841,689
National Bank of Canada,
5.250%, 01/17/2025(1)	26,250,000	26,015,675
National Securities Clearing Corp.,
5.150%, 05/30/2025(2)	7,000,000	6,965,272
Nationwide Building Society,
4.000%, 09/14/2026(1)(2)	34,021,000	31,239,436
NatWest Group PLC:
4.269%, 03/22/2025
(3 Month LIBOR USD + 1.762%)
(Callable 03/22/2024)(1)(3)	14,250,000	13,997,360
7.472%, 11/10/2026
(1 Year CMT Rate + 2.850%)
(Callable 11/10/2025)(1)(3)	22,000,000	22,500,655
5.847%, 03/02/2027
(1 Year CMT Rate + 1.350%)
(Callable 03/02/2026)(1)(3)	8,000,000	7,912,369
Nomura Holdings, Inc.:
2.648%, 01/16/2025(1)	7,000,000	6,626,833
5.099%, 07/03/2025(1)	10,000,000	9,813,846
1.851%, 07/16/2025(1)	34,050,000	31,142,142
Nordea Bank AB,
4.750%, 09/22/2025(1)(2)	20,000,000	19,572,803
Old Republic International Corp.,
3.875%, 08/26/2026
(Callable 07/26/2026)	7,000,000	6,585,561
Principal Life Global Funding II,
1.375%, 01/10/2025(2)	15,000,000	13,989,784
Protective Life Global Funding:
5.366%, 01/06/2026(1)(2)	32,500,000	32,388,942
5.209%, 04/14/2026(1)(2)	20,000,000	19,683,270
Prudential Insurance Co. of America,
8.300%, 07/01/2025(2)	7,000,000	7,251,874
Realty Income Corp.,
5.050%, 01/13/2026
(Callable 01/13/2024)	15,000,000	14,867,696
Reliance Standard Life Global Funding II:
2.500%, 10/30/2024(1)(2)	9,418,000	8,919,818
5.243%, 02/02/2026(1)(2)	36,000,000	35,205,417
Royal Bank of Canada,
4.875%, 01/12/2026(1)	32,300,000	31,943,485
Santander UK PLC,
5.000%, 11/07/2023(1)(2)	2,300,000	2,284,728
Skandinaviska Enskilda Banken AB,
3.700%, 06/09/2025(1)(2)	36,675,000	35,255,005
SMBC Aviation Capital Finance DAC,
4.125%, 07/15/2023(1)(2)	1,960,000	1,958,428
Societe Generale SA:
5.000%, 01/17/2024(1)(2)	14,511,000	14,335,297
3.875%, 03/28/2024(1)(2)	17,000,000	16,634,925
2.625%, 10/16/2024(1)(2)	14,000,000	13,248,912
2.226%, 01/21/2026
(1 Year CMT Rate + 1.050%)
(Callable 01/21/2025)(1)(2)(3)	10,000,000	9,286,666
Standard Chartered PLC:
1.822%, 11/23/2025
(1 Year CMT Rate + 0.950%)
(Callable 11/23/2024)(1)(2)(3)	28,000,000	26,179,218
2.819%, 01/30/2026
(3 Month LIBOR USD + 1.209%)
(Callable 01/30/2025)(1)(2)(3)	8,700,000	8,202,812
6.187%, 07/06/2027
(1 Year CMT Rate + 1.850%)
(Callable 07/06/2026)(1)(2)(3)(8)	8,000,000	8,003,767
State Street Corp.,
5.104%, 05/18/2026 (SOFR + 1.130%)
(Callable 05/18/2025)(3)	15,000,000	14,885,788
Stifel Financial Corp.,
4.250%, 07/18/2024	3,021,000	2,957,224

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Sumitomo Mitsui Financial Group, Inc.:
4.436%, 04/02/2024(1)(2)	$14,085,000	$13,858,379
5.464%, 01/13/2026(1)	32,125,000	32,017,768
Sumitomo Mitsui Trust Bank Ltd.,
5.650%, 03/09/2026(1)(2)	22,400,000	22,479,959
Swedbank AB,
5.472%, 06/15/2026(1)(2)	47,475,000	47,057,838
Synchrony Bank,
5.400%, 08/22/2025
(Callable 07/22/2025)	5,000,000	4,784,933
Synchrony Financial:
4.375%, 03/19/2024
(Callable 02/19/2024)	12,000,000	11,765,549
4.250%, 08/15/2024
(Callable 05/15/2024)	9,000,000	8,677,182
4.875%, 06/13/2025
(Callable 05/13/2025)	15,000,000	14,252,892
4.500%, 07/23/2025
(Callable 04/23/2025)	6,367,000	6,002,353
Synovus Financial Corp.,
5.200%, 08/11/2025
(Callable 07/11/2025)	31,353,000	29,860,636
Toronto-Dominion Bank,
3.766%, 06/06/2025(1)	27,100,000	26,274,007
UBS Group AG:
4.490%, 08/05/2025
(1 Year CMT Rate + 1.600%)
(Callable 08/05/2024)(1)(2)(3)	20,000,000	19,547,426
4.488%, 05/12/2026
(1 Year CMT Rate + 1.550%)
(Callable 05/12/2025)(1)(2)(3)	12,000,000	11,601,218
5.711%, 01/12/2027
(1 Year CMT Rate + 1.550%)
(Callable 01/12/2026)(1)(2)(3)	9,000,000	8,910,426
UBS Group Funding Switzerland AG,
4.125%, 09/24/2025(1)(2)	9,454,000	9,033,493
US Bancorp,
5.727%, 10/21/2026 (SOFR + 1.430%)
(Callable 10/21/2025)(3)	20,000,000	19,988,506
WEA Finance LLC /
Westfield UK & Europe Finance PLC,
3.750%, 09/17/2024
(Callable 06/17/2024)(1)(2)	6,912,000	6,527,089
Wells Fargo & Co.:
3.908%, 04/25/2026 (SOFR + 1.320%)
(Callable 04/25/2025)(3)	25,000,000	24,169,556
2.188%, 04/30/2026 (SOFR + 2.000%)
(Callable 04/30/2025)(3)	1,500,000	1,405,406
4.540%, 08/15/2026 (SOFR + 1.560%)
(Callable 08/15/2025)(3)	5,000,000	4,885,452
Willis North America, Inc.,
3.600%, 05/15/2024
(Callable 03/15/2024)	2,600,000	2,536,816
Total Financials
(Cost $2,779,776,978)		2,687,333,942	29.4%
Total Corporate Bonds
(Cost $5,400,685,346)		5,209,983,881	56.9%
Municipal Bonds
Alaska Industrial Development
& Export Authority,
0.000%, 03/01/2025 (Insured by NATL)	3,200,000	2,879,993
Arlington Higher Education Finance Corp.,
3.000%, 08/15/2044
(Callable 08/15/2024) (Mandatory
Tender Date 08/15/2026)
(PSF Guaranteed)(4)	31,410,000	29,401,742
Bloomington Redevelopment District,
2.400%, 08/01/2024	300,000	294,425
Chicago Transit Authority,
1.838%, 12/01/2023	1,000,000	983,844
City of Brockton MA,
5.410%, 08/01/2027 (Insured by AGM)	41,510,000	41,896,724
City of Johnson TN,
7.850%, 03/01/2024 (Insured by NATL)	1,440,000	1,442,224
City of Stockton CA,
5.365%, 09/01/2026 (Insured by AGM)	13,200,000	13,211,976
County of Broward FL,
5.998%, 09/01/2028
(Insured by AMBAC)	20,630,000	21,271,890
County of Riverside CA,
4.940%, 02/15/2025	12,870,000	12,788,106
Great Lakes Water Authority:
1.879%, 07/01/2023	500,000	500,000
1.984%, 07/01/2024	500,000	483,312
Housing & Redevelopment Authority
of the City of St. Paul MN,
3.539%, 07/01/2023	5,000,000	5,000,000
Illinois Housing Development Authority,
4.000%, 02/01/2034
(Callable 08/01/2025)	1,385,000	1,356,857
Massachusetts Educational
Financing Authority:
1.073%, 07/01/2024	1,725,000	1,645,728
1.338%, 07/01/2025	5,000,000	4,603,401
2.000%, 07/01/2037
(Callable 07/01/2031)	1,000,000	843,351
New Hampshire Housing Finance Authority,
4.000%, 07/01/2036
(Callable 07/10/2024)	255,000	254,065
New Jersey Economic
Development Authority,
6.310%, 07/01/2026 (Insured by AGC)	6,150,000	6,173,913
New Jersey Sports & Exposition Authority,
5.976%, 03/01/2024 (Insured by NATL)	345,000	343,454
Peralta Community College District,
0.000%, 08/05/2031 (Mandatory
Tender Date 08/05/2025)
(Insured by NATL)(7)	27,850,000	24,046,423
Philadelphia Authority
for Industrial Development,
3.964%, 04/15/2026	3,365,000	3,256,707
State of Connecticut,
2.000%, 07/01/2023	3,000,000	3,000,000
Tennessee Housing Development Agency,
4.000%, 07/01/2040
(Callable 07/01/2029)	2,730,000	2,616,046
Virginia Small Business Financing Authority,
6.500%, 07/01/2050
(Callable 07/31/2023) (Mandatory
Tender Date 12/31/2024)(2)(4)	10,000,000	9,971,132
Total Municipal Bonds
(Cost $201,741,101)		188,265,313	2.1%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2004-J2, Class 3A3, 5.500%,
04/25/2034 (Callable 07/25/2023)	$36,085	$35,143
Series 2005-73CB, Class 1A7, 5.500%,
01/25/2036 (Callable 07/25/2023)(6)	32,731	30,260
Series 2006-28CB, Class A17, 6.000%,
10/25/2036 (Callable 07/25/2023)	404,093	218,914
Arroyo Mortgage Trust:
Series 2019-3, Class A1, 2.962%,
10/25/2048 (Callable 07/25/2023)(2)(4)	5,849,109	5,296,910
Series 2019-2, Class A1, 3.347%,
04/25/2049 (Callable 07/25/2023)(2)(4)	4,575,849	4,220,966
Series 2020-1, Class A1A, 1.662%,
03/25/2055 (Callable 07/25/2023)(2)	3,852,107	3,493,149
Series 2022-1, Class A1A, 2.495%,
12/25/2056 (Callable 01/25/2025)(2)(7)	11,783,378	10,636,408
CIM Trust,
Series 2023-R4, Class A1, 5.000%,
05/25/2062 (Callable 04/25/2028)(2)(4)	30,785,333	29,726,456
Citigroup Mortgage Loan Trust,
Series 2018-RP2, Class A1, 3.320%,
02/25/2058 (Callable 12/25/2044)(2)(4)	4,488,844	4,269,799
COLT Trust,
Series 2020-RPL1, Class A1, 1.390%,
01/25/2065 (Callable 09/25/2023)(2)(4)	17,738,289	14,517,954
CSMC Trust,
Series 2019-RPL1, Class A1A, 3.650%,
07/25/2058 (Callable 10/25/2035)(2)(4)	15,925,122	15,064,879
CWABS Asset-Backed Certificates Trust,
Series 2006-9, Class 1AF3, 5.859%,
10/25/2046 (Callable 07/25/2023)(4)(6)	107,952	111,039
FirstKey Homes Trust:
Series 2020-SFR2, Class A,
1.266%, 10/19/2037(2)	53,926,312	48,411,074
Series 2022-SFR3, Class A,
4.250%, 07/17/2038(2)	6,550,000	6,239,294
GCAT Trust,
Series 2022-HX1, Class A1, 2.885%,
12/27/2066 (Callable 04/25/2043)(2)(4)	30,011,719	26,278,186
Home Partners of America Trust,
Series 2019-2, Class A, 2.703%,
10/19/2039 (Callable 10/17/2024)(2)	46,454,212	41,290,645
J.P. Morgan Mortgage Trust,
Series 2005-A4, Class 1A1, 4.683%,
07/25/2035 (Callable 07/25/2023)(4)	31,109	31,465
MASTR Alternative Loan Trust:
Series 2003-5, Class 7A1, 5.000%,
10/01/2031 (Callable 07/25/2023)	32,045	11,441
Series 2003-5, Class 4A1, 5.500%,
07/25/2033 (Callable 07/25/2023)	1,163,326	1,115,520
MFA Trust,
Series 2022-NQM1, Class A1, 4.112%,
12/25/2066 (Callable 03/25/2025)(2)(4)	23,515,010	21,860,639
Mill City Mortgage Loan Trust,
Series 2018-2, Class A1, 3.500%,
05/25/2058 (Callable 09/25/2033)(2)(4)	338,946	329,752
New Residential Mortgage Loan Trust:
Series 2019-RPL3, Class A1, 2.750%,
07/25/2059 (Callable 02/25/2039)(2)(4)	14,960,446	13,790,228
Series 2020-RPL1, Class A1, 2.750%,
11/25/2059 (Callable 12/25/2042)(2)(4)	45,204,075	41,429,960
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2, 5.675%,
06/25/2037 (Callable 07/25/2030)(7)	1,914,212	540,378
Structured Asset Securities Corp.,
Series 2004-4XS, Class 1A6, 4.934%,
02/25/2034 (Callable 07/25/2023)(7)	7,102	6,791
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 3.634%,
10/25/2043 (Callable 07/25/2023)(4)	1,652,823	1,584,253
Towd Point Mortgage Trust:
Series 2016-5, Class A1, 2.500%,
10/25/2056 (Callable 06/25/2030)(2)(4)	2,214,209	2,178,910
Series 2017-1, Class A1, 2.750%,
10/25/2056 (Callable 01/25/2030)(2)(4)	1,634,738	1,610,515
Series 2017-2, Class A1, 2.750%,
04/25/2057 (Callable 12/25/2026)(2)(4)	756,651	747,926
Series 2017-3, Class A1, 2.750%,
06/25/2057 (Callable 10/25/2026)(2)(4)	7,018,486	6,815,998
Series 2017-4, Class A1, 2.750%,
06/25/2057 (Callable 12/25/2029)(2)(4)	11,384,157	10,687,855
Series 2017-6, Class A1, 2.750%,
10/25/2057 (Callable 02/25/2033)(2)(4)	22,735,458	21,485,294
Series 2018-6, Class A1A, 3.750%,
03/25/2058 (Callable 11/25/2031)(2)(4)	2,742,790	2,648,062
Series 2018-3, Class A1, 3.750%,
05/25/2058 (Callable 02/25/2031)(2)(4)	3,545,623	3,340,825
Series 2020-1, Class A1, 2.710%,
01/25/2060 (Callable 09/25/2029)(2)(4)	4,010,540	3,685,037
Series 2020-4, Class A1, 1.750%,
10/25/2060 (Callable 01/25/2031)(2)	31,681,386	27,524,141
WaMu Mortgage Pass-Through
Certificates Trust,
Series 2004-AR3, Class A1, 4.521%,
06/25/2034 (Callable 07/25/2023)(4)	1,300,737	1,184,207
Total Residential Mortgage-Backed Securities
(Cost $404,902,305)		372,450,273	4.1%
Commercial Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Bank of America Commercial Mortgage Trust,
Series 2016-UB10, Class ASB, 3.019%,
07/15/2049 (Callable 02/15/2031)	4,550,928	4,343,897
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class AAB, 3.552%,
03/11/2047 (Callable 03/10/2024)	523,362	521,162
Series 2014-GC23, Class AAB, 3.337%,
07/10/2047 (Callable 07/10/2024)	2,639,942	2,604,579
Series 2015-GC27, Class A5, 3.137%,
02/10/2048 (Callable 01/10/2025)	9,750,000	9,294,223
Series 2015-GC31, Class A4, 3.762%,
06/10/2048 (Callable 06/10/2025)	41,915,000	39,756,424
Series 2016-C3, Class AAB, 2.984%,
11/15/2049 (Callable 11/15/2026)	1,166,320	1,117,230
COMM Mortgage Trust:
Series 2014-LC15, Class ASB, 3.528%,
04/10/2047 (Callable 04/10/2024)	1,024,604	1,019,477
Series 2014-CR16, Class ASB, 3.653%,
04/10/2047 (Callable 04/10/2024)	1,150,554	1,142,347
Series 2014-LC17, Class A5, 3.917%,
10/10/2047 (Callable 12/10/2024)	8,600,000	8,320,542
Series 2014-CR21, Class A3, 3.528%,
12/10/2047 (Callable 12/10/2024)	12,788,846	12,264,714
Series 2015-LC19, Class A4, 3.183%,
02/10/2048 (Callable 01/10/2027)	10,882,530	10,359,321
The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
COMM Mortgage Trust: (cont.)
Series 2015-DC1, Class A5, 3.350%,
02/10/2048 (Callable 02/10/2025)	$11,960,000	$11,384,243
Series 2015-CR23, Class A4, 3.497%,
05/10/2048 (Callable 05/10/2025)	12,400,000	11,756,041
Series 2015-LC21, Class A4, 3.708%,
07/10/2048 (Callable 01/10/2026)	21,560,955	20,522,771
Series 2015-PC1, Class A5, 3.902%,
07/10/2050 (Callable 06/10/2025)	18,090,000	17,285,055
Series 2013-CR11, Class A4, 4.258%,
08/10/2050 (Callable 10/10/2023)	454,240	453,631
CSAIL Commercial Mortgage Trust:
Series 2015-C3, Class A4, 3.718%,
08/15/2048 (Callable 08/15/2025)	24,716,479	23,588,740
Series 2015-C2, Class A4, 3.504%,
06/15/2057 (Callable 05/15/2025)	16,723,632	15,912,765
GS Mortgage Securities Trust:
Series 2014-GC22, Class A5, 3.862%,
06/10/2047 (Callable 06/10/2024)	16,470,023	15,991,763
Series 2015-GS1, Class A2, 3.470%,
11/10/2048 (Callable 11/10/2025)	2,050,000	1,930,754
J.P. Morgan Chase Commercial
Mortgage Securities Trust,
Series 2014-C20, Class A5, 3.805%,
07/15/2047 (Callable 06/15/2024)	11,750,000	11,500,778
JPMBB Commercial
Mortgage Securities Trust:
Series 2014-C22, Class A4, 3.801%,
09/15/2047 (Callable 03/15/2026)	23,316,000	22,501,570
Series 2014-C24, Class A5, 3.639%,
11/15/2047 (Callable 10/15/2025)	10,800,000	10,365,862
Series 2014-C25, Class A5, 3.672%,
11/15/2047 (Callable 11/15/2024)	9,543,000	9,140,617
Series 2015-C27, Class A4, 3.179%,
02/15/2048 (Callable 09/15/2026)	28,374,055	26,768,716
Series 2015-C31, Class ASB, 3.540%,
08/15/2048 (Callable 08/15/2025)	4,170,420	4,011,617
Series 2015-C31, Class A3, 3.801%,
08/15/2048 (Callable 08/15/2025)	18,202,378	17,144,340
Series 2015-C28, Class A4, 3.227%,
10/15/2048 (Callable 04/15/2025)	15,000,000	14,142,768
Series 2015-C33, Class ASB, 3.562%,
12/15/2048 (Callable 11/15/2025)	1,990,394	1,918,077
JPMDB Commercial
Mortgage Securities Trust,
Series 2016-C2, Class A4, 3.144%,
06/15/2049 (Callable 05/15/2026)	9,010,000	8,304,535
Morgan Stanley Bank of
America Merrill Lynch Trust:
Series 2014-C18, Class A4, 3.923%,
10/15/2047 (Callable 07/15/2026)	17,470,000	16,851,649
Series 2015-C27, Class ASB, 3.557%,
12/15/2047 (Callable 11/15/2025)	2,142,847	2,076,670
Series 2015-C21, Class A4, 3.338%,
03/15/2048 (Callable 03/15/2031)	10,702,782	10,137,627
Series 2015-C25, Class ASB, 3.383%,
10/15/2048 (Callable 09/15/2025)	5,655,711	5,456,497
Series 2016-C30, Class ASB, 2.729%,
09/15/2049 (Callable 10/15/2026)	2,083,338	1,986,557
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class ASB, 3.278%,
02/15/2048 (Callable 03/15/2025)	1,398,155	1,359,533
Series 2015-C31, Class ASB, 3.487%,
11/15/2048 (Callable 11/15/2025)	1,224,099	1,182,463
Series 2014-LC16, Class ASB, 3.477%,
08/15/2050 (Callable 06/15/2024)	2,528,198	2,496,382
Series 2014-LC16, Class A5, 3.817%,
08/15/2050 (Callable 06/15/2024)	31,850,000	30,903,424
WFRBS Commercial Mortgage Trust:
Series 2014-C23, Class ASB, 3.636%,
10/15/2057 (Callable 09/15/2025)	273,302	267,329
Series 2014-C23, Class A4, 3.650%,
10/15/2057 (Callable 09/15/2025)	13,880,334	13,382,184
Series 2014-C23, Class A5, 3.917%,
10/15/2057 (Callable 09/15/2025)	17,125,000	16,481,400
Total Commercial
Mortgage-Backed Securities
(Cost $452,450,028)		437,950,274	4.8%
Asset Backed Securities
Affirm Asset Securitization Trust,
Series 2021-B, Class A, 1.030%,
08/17/2026 (Callable 08/15/2023)(2)	27,500,000	26,751,926
Ally Auto Receivables,
Series 2022-3, Class A3, 5.070%,
04/15/2027 (Callable 11/15/2025)	16,150,000	16,011,373
Chase Auto Credit Linked Notes:
Series 2020-2, Class B, 0.840%,
02/25/2028 (Callable 09/25/2024)(2)	1,347,207	1,324,354
Series 2021-1, Class B, 0.875%,
09/25/2028 (Callable 04/25/2025)(2)	9,110,366	8,836,118
Series 2021-2, Class B, 0.889%,
12/26/2028 (Callable 04/25/2025)(2)	8,736,844	8,447,367
Series 2021-3, Class B, 0.760%,
02/26/2029 (Callable 04/25/2025)(2)	17,248,944	16,424,782
Dell Equipment Finance Trust,
Series 2023-2, Class A3, 5.650%,
01/22/2029 (Callable 02/22/2026)(2)	16,100,000	16,016,245
Ford Credit Auto Owner Trust,
Series 2020-2, Class A, 1.060%,
04/15/2033 (Callable 10/15/2025)(2)	16,881,000	15,243,585
Ford Credit Floorplan Master Owner Trust:
Series 2020-2, Class A, 1.060%,
09/15/2027	16,594,000	15,054,135
Series 2023-1, Class A1, 4.920%,
05/15/2028(2)	40,750,000	40,296,554
Genesis Sales Finance Master Trust,
Series 2021-AA, Class A, 1.200%,
12/21/2026 (Callable 03/20/2024)(2)	1,080,000	1,017,273
GM Financial Automobile Leasing Trust,
Series 2023-1, Class A3, 5.160%,
04/20/2026 (Callable 08/20/2025)	34,425,000	34,177,133
GM Financial Consumer
Automobile Receivables Trust,
Series 2023-1, Class A3, 4.660%,
02/16/2028 (Callable 08/16/2026)	19,000,000	18,751,357
GMF Floorplan Owner Revolving Trust,
Series 2023-1, Class A1, 5.340%,
06/15/2028(2)	46,025,000	45,938,137
Golden Credit Card Trust,
Series 2022-4A, Class A, 4.310%,
09/15/2027(1)(2)	34,000,000	33,216,643
Hyundai Auto Lease Securitization Trust,
Series 2023-B, Class A3, 5.150%,
06/15/2026 (Callable 10/15/2025)(2)	33,475,000	33,233,987

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Louisiana Local Government
Environmental Facilities &
Community Development Authority,
3.615%, 02/01/2029	$24,894,251	$23,968,896
Navient Private Education Refi Loan Trust:
Series 2019-EA, Class A2A, 2.640%,
05/15/2068 (Callable 08/15/2026)(2)	2,349,089	2,205,997
Series 2019-FA, Class A2, 2.600%,
08/15/2068 (Callable 12/15/2026)(2)	9,546,165	8,754,973
Series 2021-A, Class A, 0.840%,
05/15/2069 (Callable 03/15/2028)(2)	9,788,002	8,490,273
Series 2021-GA, Class A, 1.580%,
04/15/2070 (Callable 05/15/2029)(2)	24,885,430	21,358,923
Navient Student Loan Trust,
Series 2019-BA, Class A2A, 3.390%,
12/15/2059 (Callable 12/15/2029)(2)	4,456,831	4,209,842
Nelnet Student Loan Trust:
Series 2021-A, Class APT1, 1.360%,
04/20/2062 (Callable 09/20/2029)(2)	8,094,915	7,183,719
Series 2021-BA, Class AFX, 1.420%,
04/20/2062 (Callable 07/20/2029)(2)	11,180,896	9,934,688
Series 2021-DA, Class AFX, 1.630%,
04/20/2062 (Callable 11/20/2031)(2)	11,271,874	10,105,313
PFS Financing Corp.,
Series 2023-A, Class A, 5.800%,
03/15/2028(2)	24,700,000	24,707,734
Santander Bank Auto Credit,
Series 2022-A, Class B, 5.281%,
05/15/2032 (Callable 10/15/2025)(2)	6,634,865	6,524,783
SFS Auto Receivables Securitization Trust,
Series 2023-1A, Class A3, 5.470%,
10/20/2028 (Callable 10/20/2027)(2)	27,100,000	27,020,501
Synchrony Card Funding LLC,
Series 2022-A1, Class A, 3.370%,
04/15/2028 (Callable 04/15/2025)	55,116,000	53,146,535
Towd Point Mortgage Trust:
Series 2019-MH1, Class A1, 3.000%,
11/25/2058 (Callable 09/25/2024)(2)(4)	1,743,481	1,719,675
Series 2020-MH1, Class A1A, 2.184%,
02/25/2060 (Callable 07/25/2023)(2)(4)	8,997,606	8,352,063
Series 2020-MH1, Class A1, 2.250%,
02/25/2060 (Callable 07/25/2023)(2)(4)	13,992,100	13,001,069
Total Asset Backed Securities
(Cost $579,454,108)		561,425,953	6.1%
Total Long-Term Investments
(Cost $9,309,783,107)		9,018,594,498	98.6%
Short-Term Investment
	Shares
Money Market Mutual Fund
First American Government Obligations
Fund, Class U, 5.03%(5)	398,801,914	398,801,914
Total Short-Term Investment
(Cost $398,801,914)		398,801,914	4.3%
Total Investments
(Cost $9,708,585,021)		9,417,396,412	102.9%
Liabilities in Excess of Other Assets		(268,466,861)	(2.9)%
TOTAL NET ASSETS		$9,148,929,551	100.0%
Notes to Schedule of Investments
AGC – Assured Guaranty Corp.
AGM – Assured Guaranty Municipal
AMBAC – Ambac Assurance Corp.
NATL – National Public Finance Guarantee Corp.
CMT – Constant Maturity Treasury
LIBOR – London Inter-bank Offered Rate
PSF – Permanent School Fund
SOFR – Secured Overnight Financing Rate
SOFRINDX – Secured Overnight Financing Rate Index
(1)	Foreign security.
(2)
Includes securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2023, the value of these securities totaled $3,094,180,824, which represented 33.82% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate as of the last reset date in effect as of June 30, 2023.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2023.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2023.
(8)	Security or a portion of the security, purchased on a when-issued or delayed delivery basis.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$2,194,158,697	$—	$2,194,158,697
Other Government Related Securities	—	54,360,107	—	54,360,107
Corporate Bonds	—	5,209,983,881	—	5,209,983,881
Municipal Bonds	—	188,265,313	—	188,265,313
Residential Mortgage-Backed Securities – Non-U.S. Government Agency Issues	—	372,450,273	—	372,450,273
Commercial Mortgage-Backed Securities – Non-U.S. Government Agency Issues	—	437,950,274	—	437,950,274
Asset Backed Securities	—	561,425,953	—	561,425,953
Total Long-Term Investments	—	9,018,594,498	—	9,018,594,498
Short-Term Investment
Money Market Mutual Fund	398,801,914	—	—	398,801,914
Total Short-Term Investment	398,801,914	—	—	398,801,914
Total Investments	$398,801,914	$9,018,594,498	$—	$9,417,396,412

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
June 30, 2023 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

Net Assets	$7,440,143,224

SEC 30-Day Yield(3)
Institutional Class	4.43%
Investor Class	4.18%

Average Effective Duration	3.81 years

Average Effective Maturity	4.34 years

Annualized Expense Ratio(4)
Institutional Class	0.30%
Investor Class	0.55%	(5)

Portfolio Turnover Rate	25%	(6)

Number of Holdings	682

Sector Weightings(7)

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2023.
(4)	Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2023.
(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.
(7)	Percentages shown are based on the Fund’s total net assets.

Baird Intermediate Bond Fund
June 30, 2023 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2023	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	1.77%	0.21%	1.41%	1.70%	3.94%
Investor Class Shares	1.57%	-0.14%	1.15%	1.45%	3.68%
Bloomberg Intermediate U.S. Government/Credit Index(2)	1.50%	-0.10%	1.23%	1.41%	3.55%

(1)	For the period from September 29, 2000 (inception date) through June 30, 2023.
(2)
The Bloomberg Intermediate U.S. Government/Credit Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns table shown above reflects reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. Russia’s ongoing war with Ukraine has heightened global geopolitical tensions, resulting in an elevated risk environment and increased volatility in asset prices. The uncertain course of the war may have a significant negative impact on the global economy. U.S. relations with China have become increasingly strained, and tension between the U.S. and China may have a significant negative impact on the global economy and asset prices. Measures of inflation reached levels not experienced in several decades, leading the Federal Reserve to raise short term interest rates significantly over the last year, with the potential for further rate increases in 2023. Uncertainty regarding the ability of the Federal Reserve to successfully control inflation, the potential for incremental rate increases, and the full impact of prior rate increases on the economy may negatively impact asset prices and increase market volatility. The possibility of a U.S. or global recession may also contribute to market volatility. The coronavirus (COVID-19) pandemic caused significant economic disruption in recent years as countries worked to limit the negative health impacts of the virus. While the virus has entered an endemic stage, significant outbreaks or new variants present a continued risk to the global economy. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
1.500%, 02/15/2025	$98,150,000	$92,636,730
0.250%, 05/31/2025	322,300,000	294,942,270
2.875%, 06/15/2025	165,775,000	159,461,303
3.125%, 08/15/2025	299,950,000	289,697,802
2.250%, 11/15/2025	342,700,000	323,771,178
4.000%, 02/15/2026	272,125,000	267,947,457
1.125%, 10/31/2026	211,145,000	189,865,543
1.125%, 08/31/2028	714,925,000	615,980,495
2.375%, 03/31/2029	567,250,000	517,881,524
3.875%, 12/31/2029	321,225,000	318,426,828
1.250%, 08/15/2031	69,600,000	57,115,500
2.875%, 05/15/2032	219,600,000	203,610,375
3.500%, 02/15/2033	108,200,000	105,393,563
Total U.S. Treasury Securities
(Cost $3,568,465,008)		3,436,730,568	46.2%
Other Government Related Security
NBN Co. Ltd.,
2.625%, 05/05/2031
(Callable 02/05/2031)(1)(2)	20,487,000	17,184,119
Total Other Government Related Security
(Cost $19,726,245)		17,184,119	0.2%
Corporate Bonds
Industrials
Adventist Health System,
2.952%, 03/01/2029
(Callable 12/01/2028)	250,000	218,799
Agilent Technologies, Inc.:
3.050%, 09/22/2026
(Callable 06/22/2026)	1,495,000	1,384,012
2.100%, 06/04/2030
(Callable 03/04/2030)	250,000	205,417
Air Products and Chemicals, Inc.,
2.050%, 05/15/2030
(Callable 02/15/2030)	275,000	233,447
Aker BP ASA,
5.600%, 06/13/2028
(Callable 05/13/2028)(1)(2)	2,500,000	2,481,805
Albemarle Corp.,
4.650%, 06/01/2027
(Callable 05/01/2027)	7,000,000	6,816,801
Allegion PLC,
3.500%, 10/01/2029
(Callable 07/01/2029)	3,160,000	2,790,794
Allegion US Holding Co., Inc.:
3.200%, 10/01/2024
(Callable 08/01/2024)	4,998,000	4,799,184
5.411%, 07/01/2032
(Callable 04/01/2032)	2,000,000	1,976,347
American Tower Corp.,
5.250%, 07/15/2028
(Callable 06/15/2028)	7,800,000	7,707,577
Amgen, Inc.,
5.250%, 03/02/2033
(Callable 12/02/2032)	11,600,000	11,614,796
Anglo American Capital PLC:
4.000%, 09/11/2027(1)(2)	1,497,000	1,407,176
2.250%, 03/17/2028
(Callable 01/17/2028)(1)(2)	6,500,000	5,585,833
2.625%, 09/10/2030
(Callable 06/10/2030)(1)(2)	300,000	247,464
5.500%, 05/02/2033
(Callable 02/02/2033)(1)(2)	4,500,000	4,396,469
Anheuser-Busch InBev Worldwide, Inc.,
6.625%, 08/15/2033(1)	8,085,000	9,109,292
AP Moller – Maersk A/S,
4.500%, 06/20/2029
(Callable 03/20/2029)(1)(2)	4,207,000	4,041,263
ArcelorMittal:
4.550%, 03/11/2026(1)	11,355,000	11,065,074
6.550%, 11/29/2027
(Callable 10/29/2027)(1)	10,000,000	10,256,646
Ashtead Capital, Inc.:
1.500%, 08/12/2026
(Callable 07/12/2026)(1)(2)	10,075,000	8,803,365
4.000%, 05/01/2028
(Callable 07/11/2023)(1)(2)	7,166,000	6,638,234
4.250%, 11/01/2029
(Callable 11/01/2024)(1)(2)	2,000,000	1,815,138
AT&T, Inc.:
4.350%, 03/01/2029
(Callable 12/01/2028)	2,425,000	2,329,580
4.300%, 02/15/2030
(Callable 11/15/2029)	9,604,000	9,116,351
2.250%, 02/01/2032
(Callable 11/01/2031)	8,975,000	7,128,838
2.550%, 12/01/2033
(Callable 09/01/2033)	3,778,000	2,967,528
Avery Dennison Corp.,
5.750%, 03/15/2033
(Callable 12/15/2032)	2,000,000	2,041,131
Becton Dickinson and Co.,
3.734%, 12/15/2024
(Callable 09/15/2024)	82,000	79,606
Bemis Co., Inc.,
2.630%, 06/19/2030
(Callable 03/19/2030)	7,025,000	5,842,340
Berry Global, Inc.,
5.500%, 04/15/2028
(Callable 03/15/2028)(2)	2,775,000	2,730,877
Boardwalk Pipelines LP:
5.950%, 06/01/2026
(Callable 03/01/2026)	12,095,000	12,187,447
4.800%, 05/03/2029
(Callable 02/03/2029)	1,750,000	1,677,916
3.400%, 02/15/2031
(Callable 11/15/2030)	225,000	193,271
BorgWarner, Inc.,
5.000%, 10/01/2025(2)	475,000	466,395
Broadcom, Inc.:
3.125%, 01/15/2025
(Callable 11/15/2024)	925,000	888,356
3.150%, 11/15/2025
(Callable 10/15/2025)	5,000,000	4,749,958
3.875%, 01/15/2027
(Callable 10/15/2026)	5,000,000	4,767,954
4.750%, 04/15/2029
(Callable 01/15/2029)	250,000	241,849
4.150%, 11/15/2030
(Callable 08/15/2030)	8,000,000	7,360,394
2.450%, 02/15/2031
(Callable 11/15/2030)(2)	10,000,000	8,133,015
Broadridge Financial Solutions, Inc.,
3.400%, 06/27/2026
(Callable 03/27/2026)	250,000	235,367
Bunge Limited Finance Corp.,
3.750%, 09/25/2027
(Callable 06/25/2027)	5,225,000	4,932,446

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Campbell Soup Co.,
3.950%, 03/15/2025
(Callable 01/15/2025)	$8,000,000	$7,774,196
Carlisle Companies, Inc.,
3.750%, 12/01/2027
(Callable 09/01/2027)	275,000	261,041
Carrier Global Corp.,
2.242%, 02/15/2025
(Callable 01/15/2025)	1,921,000	1,816,800
Celanese US Holdings LLC,
6.050%, 03/15/2025	10,000,000	9,959,142
CF Industries, Inc.,
4.500%, 12/01/2026(2)	5,950,000	5,738,616
CH Robinson Worldwide, Inc.,
4.200%, 04/15/2028
(Callable 01/15/2028)	12,600,000	12,066,861
Charter Communications Operating LLC:
4.908%, 07/23/2025
(Callable 04/23/2025)	1,502,000	1,472,931
3.750%, 02/15/2028
(Callable 11/15/2027)	6,105,000	5,596,629
4.200%, 03/15/2028
(Callable 12/15/2027)	12,070,000	11,315,256
2.250%, 01/15/2029
(Callable 11/15/2028)	2,200,000	1,831,897
5.050%, 03/30/2029
(Callable 12/30/2028)	4,155,000	3,962,073
4.400%, 04/01/2033
(Callable 01/01/2033)	5,500,000	4,827,655
Cheniere Energy Partners LP,
5.950%, 06/30/2033
(Callable 12/30/2032)(2)	4,000,000	4,011,640
Cigna Corp.,
4.500%, 02/25/2026
(Callable 11/27/2025)	300,000	293,472
CK Hutchison International Ltd.,
2.500%, 04/15/2031
(Callable 01/15/2031)(1)(2)	5,000,000	4,233,750
CNH Industrial Capital LLC:
1.875%, 01/15/2026
(Callable 12/15/2025)(1)	250,000	228,288
4.550%, 04/10/2028
(Callable 03/10/2028)(1)	6,800,000	6,575,166
CNH Industrial NV,
3.850%, 11/15/2027
(Callable 08/15/2027)(1)	2,518,000	2,365,947
Coca-Cola Femsa SAB de CV,
2.750%, 01/22/2030
(Callable 10/22/2029)(1)	8,875,000	7,801,956
Columbia Pipeline Group, Inc.,
4.500%, 06/01/2025
(Callable 03/01/2025)(1)	880,000	858,715
CommonSpirit Health,
2.760%, 10/01/2024
(Callable 07/01/2024)	525,000	505,381
Conagra Brands, Inc.:
4.600%, 11/01/2025
(Callable 09/01/2025)	500,000	488,733
8.250%, 09/15/2030	1,140,000	1,307,726
Constellation Brands, Inc.,
3.500%, 05/09/2027
(Callable 02/09/2027)	3,625,000	3,429,891
Cox Communications, Inc.:
3.850%, 02/01/2025
(Callable 11/01/2024)(2)	2,800,000	2,708,704
3.350%, 09/15/2026
(Callable 06/15/2026)(2)	2,527,000	2,365,875
5.700%, 06/15/2033
(Callable 03/15/2033)(2)	2,000,000	2,017,103
CVS Health Corp.:
3.625%, 04/01/2027
(Callable 02/01/2027)	2,500,000	2,373,208
4.300%, 03/25/2028
(Callable 12/25/2027)	5,818,000	5,610,993
5.250%, 02/21/2033
(Callable 11/21/2032)	8,550,000	8,516,793
5.300%, 06/01/2033
(Callable 03/01/2033)	8,475,000	8,461,838
CVS Pass-Through Trust:
6.036%, 12/10/2028	7,246,827	7,187,116
5.773%, 01/10/2033(2)	173,921	167,332
5.926%, 01/10/2034(2)	1,741,509	1,651,895
4.163%, 08/11/2036(2)	2,581,162	2,226,879
Daimler Finance North America LLC,
3.650%, 04/07/2027(1)(2)	13,825,000	13,065,608
Dell International LLC / EMC Corp.:
6.020%, 06/15/2026
(Callable 03/15/2026)	9,000,000	9,147,683
4.900%, 10/01/2026
(Callable 08/01/2026)	425,000	421,980
Dentsply Sirona,
3.250%, 06/01/2030
(Callable 03/01/2030)	10,900,000	9,430,570
Diageo Capital PLC,
2.000%, 04/29/2030
(Callable 01/29/2030)(1)	3,275,000	2,759,876
Dow Chemical Co.,
4.550%, 11/30/2025
(Callable 09/30/2025)	165,000	160,777
DuPont de Nemours, Inc.,
4.493%, 11/15/2025
(Callable 09/15/2025)	4,450,000	4,358,098
DXC Technology Co.,
1.800%, 09/15/2026
(Callable 08/15/2026)	12,000,000	10,429,580
Ecolab, Inc.,
4.800%, 03/24/2030
(Callable 12/24/2029)	10,000,000	10,008,810
EI du Pont de Nemours and Co.,
1.700%, 07/15/2025
(Callable 06/15/2025)	10,000,000	9,294,025
Element Fleet Management Corp.,
6.271%, 06/26/2026
(Callable 05/26/2026)(1)(2)	4,000,000	3,986,003
Emerson Electric Co.,
1.950%, 10/15/2030
(Callable 07/15/2030)	12,600,000	10,454,103
Energy Transfer LP:
4.500%, 04/15/2024
(Callable 03/15/2024)	1,000,000	988,505
5.500%, 06/01/2027
(Callable 03/01/2027)	18,231,000	18,132,187
5.250%, 04/15/2029
(Callable 01/15/2029)	14,264,000	13,925,119
8.250%, 11/15/2029
(Callable 08/15/2029)	1,500,000	1,645,596
3.750%, 05/15/2030
(Callable 02/15/2030)	275,000	248,135

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Energy Transfer Partners LP,
4.200%, 04/15/2027
(Callable 01/15/2027)	$475,000	$453,530
EQT Midstream Partners LP,
4.125%, 12/01/2026
(Callable 09/01/2026)	5,000,000	4,650,170
Equifax, Inc.,
2.600%, 12/01/2024
(Callable 11/01/2024)	5,000,000	4,761,957
Equinix, Inc.:
1.800%, 07/15/2027
(Callable 05/15/2027)	7,000,000	6,064,294
3.900%, 04/15/2032
(Callable 01/15/2032)	11,000,000	9,871,005
Express Scripts Holding Co.,
4.500%, 02/25/2026
(Callable 11/27/2025)	18,000,000	17,528,580
Exxon Mobil Corp.,
2.992%, 03/19/2025
(Callable 02/19/2025)	11,250,000	10,838,168
Ferguson Finance PLC:
4.500%, 10/24/2028
(Callable 07/24/2028)(2)	6,230,000	5,969,491
4.650%, 04/20/2032
(Callable 01/20/2032)(2)	8,000,000	7,544,278
Fidelity National Information Services, Inc.:
1.650%, 03/01/2028
(Callable 01/01/2028)	5,000,000	4,219,343
5.100%, 07/15/2032
(Callable 04/15/2032)	4,750,000	4,608,768
Fiserv, Inc.:
2.250%, 06/01/2027
(Callable 04/01/2027)	16,000,000	14,368,336
4.200%, 10/01/2028
(Callable 07/01/2028)	1,035,000	991,325
3.500%, 07/01/2029
(Callable 04/01/2029)	700,000	638,915
Flex Intermediate Holdco LLC,
3.363%, 06/30/2031
(Callable 12/30/2030)(2)	3,515,000	2,794,615
Flex Ltd.:
3.750%, 02/01/2026
(Callable 01/01/2026)	6,765,000	6,429,269
4.875%, 05/12/2030
(Callable 02/12/2030)	4,073,000	3,933,676
Florida Gas Transmission Co. LLC:
2.550%, 07/01/2030
(Callable 04/01/2030)(2)	7,000,000	5,829,654
2.300%, 10/01/2031
(Callable 07/01/2031)(2)	10,225,000	8,132,254
Flowers Foods, Inc.,
2.400%, 03/15/2031
(Callable 12/15/2030)	300,000	244,757
Fortune Brands Home & Security, Inc.,
3.250%, 09/15/2029
(Callable 06/15/2029)	2,725,000	2,382,321
Freeport-McMoRan, Inc.,
5.400%, 11/14/2034
(Callable 05/14/2034)	691,000	667,285
Fresenius Medical Care US Finance III, Inc.:
1.875%, 12/01/2026
(Callable 11/01/2026)(1)(2)	20,000,000	17,251,533
3.750%, 06/15/2029
(Callable 03/15/2029)(1)(2)	500,000	439,305
General Mills, Inc.,
4.000%, 04/17/2025
(Callable 02/17/2025)	275,000	267,996
General Motors Co.,
6.125%, 10/01/2025
(Callable 09/01/2025)	5,861,000	5,901,034
General Motors Financial Co., Inc.:
2.900%, 02/26/2025
(Callable 01/26/2025)	4,000,000	3,795,327
6.000%, 01/09/2028
(Callable 12/09/2027)	2,475,000	2,494,835
Genpact Luxembourg Sarl,
3.375%, 12/01/2024
(Callable 11/01/2024)	7,525,000	7,252,758
Genpact Luxembourg SARL,
1.750%, 04/10/2026
(Callable 03/10/2026)	21,600,000	19,346,558
Glencore Funding LLC:
4.125%, 03/12/2024
(Callable 02/12/2024)(1)(2)	5,000,000	4,939,648
4.000%, 03/27/2027
(Callable 12/27/2026)(1)(2)	4,850,000	4,622,514
3.875%, 10/27/2027
(Callable 07/27/2027)(2)	1,150,000	1,073,318
5.400%, 05/08/2028
(Callable 04/08/2028)(1)(2)	12,200,000	12,079,916
4.875%, 03/12/2029
(Callable 12/12/2028)(1)(2)	175,000	168,475
2.500%, 09/01/2030
(Callable 06/01/2030)(1)(2)	6,343,000	5,193,820
2.625%, 09/23/2031
(Callable 06/23/2031)(1)(2)	8,350,000	6,722,094
Global Payments, Inc.:
4.800%, 04/01/2026
(Callable 01/01/2026)	4,535,000	4,427,020
2.900%, 05/15/2030
(Callable 02/15/2030)	275,000	233,084
Graphic Packaging International LLC,
1.512%, 04/15/2026
(Callable 03/15/2026)(2)	300,000	267,335
Hexcel Corp.,
4.200%, 02/15/2027
(Callable 11/15/2026)	300,000	282,341
HP, Inc.,
2.200%, 06/17/2025
(Callable 05/17/2025)	18,325,000	17,236,136
Hubbell, Inc.,
3.350%, 03/01/2026
(Callable 12/01/2025)	225,000	213,961
Hyundai Capital America:
2.650%, 02/10/2025
(Callable 01/10/2025)(1)(2)	525,000	497,538
1.300%, 01/08/2026
(Callable 12/08/2025)(1)(2)	5,825,000	5,211,793
1.650%, 09/17/2026
(Callable 08/17/2026)(1)(2)	15,000,000	13,214,896
IDEX Corp.,
3.000%, 05/01/2030
(Callable 02/01/2030)	1,100,000	964,247
Ingersoll-Rand Co.,
6.391%, 11/15/2027	1,195,000	1,261,505
Ingredion, Inc.,
2.900%, 06/01/2030
(Callable 03/01/2030)	550,000	475,185
The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Intel Corp.,
5.200%, 02/10/2033
(Callable 11/10/2032)	$5,000,000	$5,047,389
International Business Machines Corp.,
3.300%, 05/15/2026	6,900,000	6,576,702
International Flavors & Fragrances, Inc.,
1.832%, 10/15/2027
(Callable 08/15/2027)(2)	10,000,000	8,432,453
JB Hunt Transport Services, Inc.,
3.875%, 03/01/2026
(Callable 01/01/2026)	3,500,000	3,374,802
JBS USA LUX SA / JBS USA Food Co. /
JBS USA Finance, Inc.,
5.750%, 04/01/2033
(Callable 01/01/2033)(2)	8,000,000	7,519,624
Keurig Dr Pepper, Inc.,
3.950%, 04/15/2029
(Callable 02/15/2029)	7,000,000	6,592,646
Kinder Morgan, Inc.:
5.625%, 11/15/2023
(Callable 08/15/2023)(2)	1,000,000	999,395
4.300%, 06/01/2025
(Callable 03/01/2025)	300,000	292,615
7.800%, 08/01/2031	15,425,000	17,347,471
Kraft Heinz Foods Co.,
3.875%, 05/15/2027
(Callable 02/15/2027)	8,129,000	7,804,782
Kyndryl Holdings, Inc.:
2.050%, 10/15/2026
(Callable 09/15/2026)	5,900,000	5,091,174
2.700%, 10/15/2028
(Callable 08/15/2028)	2,730,000	2,221,362
Lear Corp.,
3.800%, 09/15/2027
(Callable 06/15/2027)	410,000	380,717
Lennar Corp.,
4.750%, 11/29/2027
(Callable 05/29/2027)	4,500,000	4,366,140
Lennox International, Inc.:
1.350%, 08/01/2025
(Callable 07/01/2025)	7,000,000	6,380,621
1.700%, 08/01/2027
(Callable 06/01/2027)	475,000	412,787
Lundin Energy Finance BV,
2.000%, 07/15/2026
(Callable 06/15/2026)(1)(2)	14,122,000	12,682,804
LYB International Finance III LLC,
2.250%, 10/01/2030
(Callable 07/01/2030)	5,000,000	4,094,197
Marathon Petroleum Corp.,
5.125%, 12/15/2026
(Callable 09/15/2026)	150,000	148,521
Marriott International, Inc.,
5.000%, 10/15/2027
(Callable 09/15/2027)	10,000,000	9,921,425
Martin Marietta Materials, Inc.,
2.500%, 03/15/2030
(Callable 12/15/2029)	200,000	168,983
Metropolitan Detroit Area
Hospital Services, Inc.,
4.480%, 12/01/2029(2)	8,334,035	7,934,033
Midwest Connector Capital Co. LLC:
3.900%, 04/01/2024
(Callable 03/01/2024)(2)	7,450,000	7,293,829
4.625%, 04/01/2029
(Callable 01/01/2029)(2)	2,975,000	2,718,422
Molex Electronic Technologies LLC,
3.900%, 04/15/2025
(Callable 01/15/2025)(2)	1,050,000	999,140
MPLX LP:
4.875%, 06/01/2025
(Callable 03/01/2025)	10,219,000	10,026,697
1.750%, 03/01/2026
(Callable 02/01/2026)	300,000	272,317
4.125%, 03/01/2027
(Callable 12/01/2026)	275,000	263,131
2.650%, 08/15/2030
(Callable 05/15/2030)	3,950,000	3,304,775
nVent Finance Sarl,
4.550%, 04/15/2028
(Callable 01/15/2028)	250,000	233,854
NXP BV / NXP Funding LLC /
NXP USA, Inc.:
4.875%, 03/01/2024
(Callable 02/01/2024)(1)	5,790,000	5,748,550
2.700%, 05/01/2025
(Callable 04/01/2025)(1)	550,000	521,265
Occidental Petroleum Corp.:
2.900%, 08/15/2024
(Callable 07/15/2024)	5,000,000	4,813,368
7.500%, 10/15/2026	1,288,000	1,318,590
8.875%, 07/15/2030
(Callable 01/15/2030)	1,000,000	1,149,380
7.500%, 05/01/2031	2,000,000	2,183,680
Ochsner LSU Health System
of North Louisiana,
2.510%, 05/15/2031
(Callable 11/15/2030)	5,000,000	3,699,233
ONEOK, Inc.,
2.750%, 09/01/2024
(Callable 08/01/2024)	3,300,000	3,188,973
Oracle Corp.:
2.800%, 04/01/2027
(Callable 02/01/2027)	11,050,000	10,156,374
2.300%, 03/25/2028
(Callable 01/25/2028)	3,000,000	2,647,380
6.150%, 11/09/2029
(Callable 09/09/2029)	3,000,000	3,124,703
Orange SA,
9.000%, 03/01/2031(1)	4,125,000	5,066,456
PeaceHealth Obligated Group,
1.375%, 11/15/2025
(Callable 08/15/2025)	550,000	495,582
Penske Truck Leasing Co.:
2.700%, 11/01/2024
(Callable 10/01/2024)(2)	8,000,000	7,633,380
3.950%, 03/10/2025
(Callable 01/10/2025)(2)	12,000,000	11,533,203
4.000%, 07/15/2025
(Callable 06/15/2025)(2)	6,500,000	6,217,545
5.875%, 11/15/2027
(Callable 10/15/2027)(2)	7,200,000	7,137,994
5.700%, 02/01/2028
(Callable 01/01/2028)(2)	2,900,000	2,861,770
5.550%, 05/01/2028
(Callable 04/01/2028)(2)	4,425,000	4,356,743
Phillips 66 Co.:
3.605%, 02/15/2025
(Callable 11/15/2024)	2,000,000	1,929,737

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Phillips 66 Co.: (cont.)
3.150%, 12/15/2029
(Callable 09/15/2029)	$500,000	$436,240
2.150%, 12/15/2030
(Callable 09/15/2030)	10,000,000	8,159,884
Premier Health Partners,
2.911%, 11/15/2026
(Callable 05/15/2026)	17,527,000	15,469,521
Renesas Electronics Corp.,
2.170%, 11/25/2026
(Callable 10/25/2026)(1)(2)	5,450,000	4,793,676
Republic Services, Inc.,
4.875%, 04/01/2029
(Callable 03/01/2029)	4,350,000	4,343,078
Rogers Communications, Inc.,
3.800%, 03/15/2032
(Callable 12/15/2031)(1)(2)	15,000,000	13,111,827
Roper Technologies, Inc.:
3.800%, 12/15/2026
(Callable 09/15/2026)	1,450,000	1,386,347
2.000%, 06/30/2030
(Callable 03/30/2030)	14,675,000	11,993,806
Ryder System, Inc.:
2.850%, 03/01/2027
(Callable 02/01/2027)	3,775,000	3,448,718
5.250%, 06/01/2028
(Callable 05/01/2028)	6,000,000	5,924,161
Sabine Pass Liquefaction LLC:
5.875%, 06/30/2026
(Callable 12/31/2025)	10,280,000	10,364,153
4.500%, 05/15/2030
(Callable 11/15/2029)	10,450,000	9,933,375
5.900%, 09/15/2037
(Callable 03/15/2037)(2)	3,000,000	3,042,978
Samarco Mineracao SA,
5.375%, 09/26/2024(1)(2)(9)	1,675,000	1,104,027
Sherwin-Williams Co.,
3.300%, 02/01/2025
(Callable 11/01/2024)	3,851,000	3,719,431
Smith & Nephew PLC,
2.032%, 10/14/2030
(Callable 07/14/2030)(1)	5,250,000	4,247,528
Smurfit Kappa Treasury Funding DAC,
7.500%, 11/20/2025(1)	7,800,000	7,969,710
Sodexo, Inc.,
1.634%, 04/16/2026
(Callable 03/16/2026)(1)(2)	15,000,000	13,473,615
Solvay Finance America LLC,
4.450%, 12/03/2025
(Callable 09/03/2025)(1)(2)	16,495,000	15,823,833
Southern Natural Gas Co. LLC:
7.350%, 02/15/2031	8,020,000	8,533,257
8.000%, 03/01/2032	2,523,000	2,898,652
Sprint Capital Corp.,
6.875%, 11/15/2028	5,000,000	5,299,967
Stanley Black & Decker, Inc.,
6.000%, 03/06/2028
(Callable 02/06/2028)	2,000,000	2,055,951
Steel Dynamics, Inc.,
2.800%, 12/15/2024
(Callable 11/15/2024)	325,000	310,155
Stellantis Finance US, Inc.,
1.711%, 01/29/2027
(Callable 12/29/2026)(2)	575,000	503,837
Sysco Corp.,
5.950%, 04/01/2030
(Callable 01/01/2030)	4,232,000	4,430,168
Targa Resources Corp.,
5.200%, 07/01/2027
(Callable 06/01/2027)	5,000,000	4,908,910
TC PipeLines LP:
4.375%, 03/13/2025
(Callable 12/13/2024)(1)	5,500,000	5,341,656
3.900%, 05/25/2027
(Callable 02/25/2027)(1)	13,850,000	13,185,668
Timken Co.:
4.500%, 12/15/2028
(Callable 09/15/2028)	225,000	213,822
4.125%, 04/01/2032
(Callable 01/01/2032)	8,000,000	7,166,226
T-Mobile USA, Inc.:
3.375%, 04/15/2029
(Callable 04/15/2024)	4,000,000	3,612,192
3.875%, 04/15/2030
(Callable 01/15/2030)	23,206,000	21,378,959
Toll Road Investors Partnership II LP:
0.000%, 02/15/2026
(Insured by NATL)(1)(2)	5,000,000	4,155,375
0.000%, 02/15/2028
(Insured by NATL)(1)(2)	750,000	543,337
TransCanada PipeLines Ltd.,
5.600%, 03/31/2034(1)	1,335,000	1,323,516
Transcontinental Gas Pipe Line Co. LLC,
7.250%, 12/01/2026	4,748,000	4,939,382
Triton Container International Ltd.:
0.800%, 08/01/2023(1)(2)	6,575,000	6,544,750
2.050%, 04/15/2026
(Callable 03/15/2026)(1)(2)	10,000,000	8,729,300
TSMC Arizona Corp.,
2.500%, 10/25/2031
(Callable 07/25/2031)(1)	8,175,000	6,853,358
Tyson Foods, Inc.,
4.000%, 03/01/2026
(Callable 01/01/2026)	3,000,000	2,898,917
Vale Overseas Ltd.:
3.750%, 07/08/2030
(Callable 04/08/2030)(1)	9,500,000	8,364,253
6.125%, 06/12/2033
(Callable 03/12/2033)(1)	20,000,000	20,035,800
Valero Energy Corp.,
2.150%, 09/15/2027
(Callable 07/15/2027)	300,000	265,708
Var Energi ASA,
5.000%, 05/18/2027
(Callable 04/18/2027)(1)(2)	10,000,000	9,486,962
Verisk Analytics, Inc.,
4.125%, 03/15/2029
(Callable 12/15/2028)	3,000,000	2,863,709
Verizon Communications, Inc.:
4.125%, 03/16/2027	3,196,000	3,103,133
3.000%, 03/22/2027
(Callable 01/22/2027)	13,000,000	12,130,441
2.100%, 03/22/2028
(Callable 01/22/2028)	5,750,000	5,051,218
4.329%, 09/21/2028	2,351,000	2,266,373
4.016%, 12/03/2029
(Callable 09/03/2029)	5,628,000	5,269,404
2.355%, 03/15/2032
(Callable 12/15/2031)	2,309,000	1,857,093

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Viterra Finance BV:
2.000%, 04/21/2026
(Callable 03/21/2026)(1)(2)	$25,000,000	$22,325,559
4.900%, 04/21/2027
(Callable 03/21/2027)(1)(2)	10,500,000	10,105,028
3.200%, 04/21/2031
(Callable 01/21/2031)(1)(2)	1,605,000	1,344,161
VMware, Inc.,
1.400%, 08/15/2026
(Callable 07/15/2026)	900,000	794,738
Volkswagen Group of
America Finance LLC,
2.850%, 09/26/2024(1)(2)	8,850,000	8,531,818
Vontier Corp.:
1.800%, 04/01/2026
(Callable 03/01/2026)	6,300,000	5,593,506
2.400%, 04/01/2028
(Callable 02/01/2028)	16,375,000	13,636,609
Wabtec Corp.:
4.375%, 08/15/2023
(Callable 07/31/2023)	12,427,000	12,402,976
3.450%, 11/15/2026
(Callable 08/15/2026)	11,050,000	10,332,730
5.875%, 09/15/2028
(Callable 06/15/2028)	1,500,000	1,444,836
Walgreens Boots Alliance, Inc.:
3.450%, 06/01/2026
(Callable 03/01/2026)	106,000	99,422
3.200%, 04/15/2030
(Callable 01/15/2030)	6,335,000	5,387,115
Warnermedia Holdings, Inc.:
6.412%, 03/15/2026
(Callable 03/15/2024)	6,000,000	6,004,961
4.054%, 03/15/2029
(Callable 01/15/2029)	6,000,000	5,484,720
Waste Connections, Inc.,
3.200%, 06/01/2032
(Callable 03/01/2032)	875,000	762,590
Western Digital Corp.,
2.850%, 02/01/2029
(Callable 12/01/2028)	10,000,000	7,989,686
Western Midstream Operating LP:
4.500%, 03/01/2028
(Callable 12/01/2027)	7,195,000	6,784,816
5.875%, 02/01/2030
(Callable 11/01/2029)	2,000,000	1,795,696
Westinghouse Air Brake Technologies Corp.,
3.200%, 06/15/2025
(Callable 05/15/2025)	5,000,000	4,745,706
Williams Companies, Inc.,
7.500%, 01/15/2031	3,400,000	3,732,944
Wipro IT Services LLC,
1.500%, 06/23/2026
(Callable 05/23/2026)(1)(2)	9,000,000	8,027,309
Woodside Finance Ltd.,
4.500%, 03/04/2029
(Callable 12/04/2028)(1)(2)	10,000,000	9,428,917
WRKCo, Inc.:
4.650%, 03/15/2026
(Callable 01/15/2026)	275,000	266,814
3.900%, 06/01/2028
(Callable 03/01/2028)	8,275,000	7,709,481
Yara International ASA,
3.800%, 06/06/2026
(Callable 03/06/2026)(1)(2)	1,150,000	1,079,958
Zoetis, Inc.,
4.500%, 11/13/2025
(Callable 08/13/2025)	2,000,000	1,967,254
Total Industrials
(Cost $1,530,742,820)		1,412,623,289	19.2%
Utilities
Ausgrid Finance Pty Ltd.,
4.350%, 08/01/2028
(Callable 05/01/2028)(1)(2)	4,400,000	4,154,856
Avangrid, Inc.,
3.800%, 06/01/2029
(Callable 03/01/2029)(1)	10,975,000	10,001,608
DTE Electric Company:
4.875%, 06/01/2028
(Callable 05/01/2028)	18,000,000	17,606,373
2.625%, 03/01/2031
(Callable 12/01/2030)	275,000	235,065
Duquesne Light Holdings, Inc.,
2.775%, 01/07/2032
(Callable 10/07/2031)(2)	12,400,000	9,669,239
East Ohio Gas Co.,
2.000%, 06/15/2030
(Callable 03/15/2030)(2)	550,000	443,095
EDP Finance BV,
3.625%, 07/15/2024(1)(2)	275,000	267,890
Enel Finance International NV:
4.625%, 06/15/2027
(Callable 05/15/2027)(1)(2)	10,000,000	9,678,729
3.500%, 04/06/2028(1)(2)	14,675,000	13,427,147
Entergy Corp.,
2.800%, 06/15/2030
(Callable 03/15/2030)	13,250,000	11,230,904
Eversource Energy,
1.650%, 08/15/2030
(Callable 05/15/2030)	275,000	218,048
Fells Point Funding Trust,
3.046%, 01/31/2027
(Callable 12/31/2026)(2)	325,000	298,769
FirstEnergy Corp.,
2.050%, 03/01/2025
(Callable 02/01/2025)	6,450,000	6,036,031
ITC Holdings Corp.:
3.350%, 11/15/2027
(Callable 08/15/2027)(1)	275,000	256,673
2.950%, 05/14/2030
(Callable 02/14/2030)(1)(2)	15,717,000	13,513,071
5.400%, 06/01/2033
(Callable 03/01/2033)(1)(2)	4,275,000	4,253,241
KeySpan Corp.,
8.000%, 11/15/2030(1)	2,000,000	2,211,554
National Grid PLC,
5.602%, 06/12/2028
(Callable 05/12/2028)(1)	5,000,000	5,020,944
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030
(Callable 02/15/2030)	6,000,000	5,260,085
Pacific Gas and Electric Co.:
3.450%, 07/01/2025	259,500	245,012
3.750%, 07/01/2028	259,500	232,507
Puget Energy, Inc.,
2.379%, 06/15/2028
(Callable 04/15/2028)	325,000	280,289
Total Utilities
(Cost $126,303,691)		114,541,130	1.5%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Financials
ABN AMRO Bank NV:
4.750%, 07/28/2025(1)(2)	$26,048,000	$25,121,993
1.542%, 06/16/2027
(1 Year CMT Rate + 0.800%)
(Callable 06/16/2026)(1)(2)(3)	12,200,000	10,675,237
AerCap Holdings NV:
2.875%, 08/14/2024
(Callable 07/14/2024)(1)	5,525,000	5,309,481
2.450%, 10/29/2026
(Callable 09/29/2026)(1)	10,000,000	8,931,507
AIA Group Ltd.,
3.200%, 03/11/2025
(Callable 12/11/2024)(1)(2)	3,000,000	2,884,984
Air Lease Corp.,
4.250%, 02/01/2024
(Callable 01/01/2024)	525,000	519,449
American Express Co.,
4.990%, 05/01/2026 (SOFR + 0.999%)
(Callable 05/01/2025)(3)	12,000,000	11,850,959
American International Group, Inc.,
5.125%, 03/27/2033
(Callable 12/27/2032)	1,250,000	1,220,678
AmFam Holdings, Inc.,
2.805%, 03/11/2031
(Callable 12/11/2030)(2)	9,000,000	6,719,847
Aon PLC,
3.500%, 06/14/2024
(Callable 03/14/2024)	300,000	293,457
Australia & New Zealand
Banking Group Ltd.,
6.742%, 12/08/2032(1)(2)	5,000,000	5,171,057
Banco Santander SA:
5.179%, 11/19/2025(1)	5,000,000	4,855,833
1.722%, 09/14/2027
(1 Year CMT Rate + 0.900%)
(Callable 09/14/2026)(1)(3)	4,500,000	3,906,950
2.749%, 12/03/2030(1)	4,000,000	3,134,850
3.225%, 11/22/2032
(1 Year CMT Rate + 1.600%)
(Callable 08/22/2031)(1)(3)	2,000,000	1,584,445
Bank of America Corp.:
3.864%, 07/23/2024
(3 Month LIBOR USD + 1.202%)
(Callable 07/23/2023)(3)	10,300,000	10,287,378
3.093%, 10/01/2025
(3 Month LIBOR USD + 1.352%)
(Callable 10/01/2024)(3)	3,295,000	3,169,345
5.080%, 01/20/2027 (SOFR + 1.290%)
(Callable 01/20/2026)(3)	7,500,000	7,384,936
1.734%, 07/22/2027 (SOFR + 0.960%)
(Callable 07/22/2026)(3)	5,000,000	4,463,824
3.824%, 01/20/2028
(3 Month LIBOR USD + 1.837%)
(Callable 01/20/2027)(3)	375,000	354,580
3.705%, 04/24/2028
(3 Month LIBOR USD + 1.774%)
(Callable 04/24/2027)(3)	5,050,000	4,733,149
4.376%, 04/27/2028 (SOFR + 1.580%)
(Callable 04/27/2027)(3)	7,675,000	7,367,880
4.948%, 07/22/2028 (SOFR + 2.040%)
(Callable 07/22/2027)(3)	10,000,000	9,820,349
6.204%, 11/10/2028 (SOFR + 1.990%)
(Callable 11/10/2027)(3)	5,000,000	5,139,245
3.419%, 12/20/2028
(3 Month LIBOR USD + 1.302%)
(Callable 12/20/2027)(3)	1,689,000	1,548,853
3.970%, 03/05/2029
(3 Month LIBOR USD + 1.332%)
(Callable 03/05/2028)(3)	10,568,000	9,894,071
2.087%, 06/14/2029 (SOFR + 1.060%)
(Callable 06/14/2028)(3)	4,350,000	3,711,241
4.271%, 07/23/2029
(3 Month LIBOR USD + 1.572%)
(Callable 07/23/2028)(3)	5,295,000	5,023,860
5.288%, 04/25/2034 (SOFR + 1.910%)
(Callable 04/25/2033)(3)	10,650,000	10,551,021
Bank of Ireland Group PLC,
2.029%, 09/30/2027
(1 Year CMT Rate + 1.100%)
(Callable 09/30/2026)(1)(2)(3)	11,243,000	9,718,292
Bank of Nova Scotia:
4.500%, 12/16/2025(1)	7,000,000	6,756,773
5.250%, 06/12/2028(1)	5,000,000	4,965,958
Banque Federative du Credit Mutuel SA,
4.753%, 07/13/2027(1)(2)	14,850,000	14,466,223
Barclays PLC:
3.650%, 03/16/2025(1)	275,000	263,596
3.932%, 05/07/2025
(3 Month LIBOR USD + 1.610%)
(Callable 05/07/2024)(1)(3)	4,500,000	4,397,697
4.337%, 01/10/2028
(Callable 01/10/2027)(1)	8,790,000	8,281,918
6.224%, 05/09/2034 (SOFR + 2.980%)
(Callable 05/09/2033)(1)(3)	4,500,000	4,482,159
BBVA USA,
3.875%, 04/10/2025
(Callable 03/10/2025)	4,700,000	4,486,541
BNP Paribas SA:
2.819%, 11/19/2025
(3 Month LIBOR USD + 1.111%)
(Callable 11/19/2024)(1)(2)(3)	5,000,000	4,767,454
4.375%, 05/12/2026(1)(2)	8,288,000	7,953,585
1.323%, 01/13/2027 (SOFR + 1.004%)
(Callable 01/13/2026)(1)(2)(3)	4,250,000	3,768,816
5.335%, 06/12/2029
(1 Year CMT Rate + 1.500%)
(Callable 06/12/2028)(1)(2)(3)	5,000,000	4,931,109
2.159%, 09/15/2029 (SOFR + 1.218%)
(Callable 09/15/2028)(1)(2)(3)	2,000,000	1,665,487
2.871%, 04/19/2032 (SOFR + 1.387%)
(Callable 04/19/2031)(1)(2)(3)	3,000,000	2,457,132
3.132%, 01/20/2033 (SOFR + 1.561%)
(Callable 01/20/2032)(1)(2)(3)	7,000,000	5,744,301
Boston Properties LP,
3.200%, 01/15/2025
(Callable 10/15/2024)	12,400,000	11,761,867
BPCE SA:
5.700%, 10/22/2023(1)(2)	5,675,000	5,650,211
4.625%, 07/11/2024(1)(2)	10,500,000	10,260,109
4.875%, 04/01/2026(1)(2)	3,386,000	3,242,103
3.116%, 10/19/2032 (SOFR + 1.730%)
(Callable 10/19/2031)(1)(2)(3)	11,500,000	8,876,007
5.748%, 07/19/2033 (SOFR + 2.865%)
(Callable 07/19/2032)(1)(2)(3)	6,200,000	6,054,079

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Brown & Brown, Inc.:
4.200%, 09/15/2024
(Callable 06/15/2024)	$10,461,000	$10,215,150
4.500%, 03/15/2029
(Callable 12/15/2028)	8,747,000	8,253,865
2.375%, 03/15/2031
(Callable 12/15/2030)	3,500,000	2,821,227
4.200%, 03/17/2032
(Callable 12/17/2031)	10,000,000	8,980,267
Cantor Fitzgerald LP,
4.500%, 04/14/2027
(Callable 01/14/2027)(2)	5,000,000	4,669,973
Capital One Financial Corp.:
3.650%, 05/11/2027
(Callable 04/11/2027)	3,275,000	3,041,870
5.468%, 02/01/2029 (SOFR + 2.080%)
(Callable 02/01/2028)(3)	3,000,000	2,873,887
Centene Corp.,
2.450%, 07/15/2028
(Callable 05/15/2028)	5,450,000	4,658,420
Citigroup, Inc.:
3.352%, 04/24/2025
(3 Month LIBOR USD + 1.158%)
(Callable 04/24/2024)(3)	10,590,000	10,352,446
3.887%, 01/10/2028
(3 Month LIBOR USD + 1.825%)
(Callable 01/10/2027)(3)	14,000,000	13,266,475
3.520%, 10/27/2028
(3 Month LIBOR USD + 1.413%)
(Callable 10/27/2027)(3)	3,000,000	2,786,254
3.057%, 01/25/2033 (SOFR + 1.351%)
(Callable 01/25/2032)(3)	10,000,000	8,348,747
3.785%, 03/17/2033 (SOFR + 1.939%)
(Callable 03/17/2032)(3)	7,425,000	6,560,040
6.270%, 11/17/2033 (SOFR + 2.338%)
(Callable 11/17/2032)(3)	5,000,000	5,307,086
Citizens Bank NA,
2.250%, 04/28/2025
(Callable 03/28/2025)	19,275,000	17,431,360
Citizens Financial Group, Inc.,
2.850%, 07/27/2026
(Callable 04/27/2026)	300,000	264,071
CNA Financial Corp.:
4.500%, 03/01/2026
(Callable 12/01/2025)	5,370,000	5,209,628
3.900%, 05/01/2029
(Callable 02/01/2029)	4,000,000	3,670,671
2.050%, 08/15/2030
(Callable 05/15/2030)	875,000	699,675
CNO Global Funding,
2.650%, 01/06/2029(2)	15,000,000	12,617,839
Commonwealth Bank of Australia,
3.784%, 03/14/2032(1)(2)	20,000,000	16,753,861
Cooperatieve Rabobank UA:
4.375%, 08/04/2025(1)	7,700,000	7,431,568
3.750%, 07/21/2026(1)	1,826,000	1,704,786
3.649%, 04/06/2028
(1 Year CMT Rate + 1.220%)
(Callable 04/06/2027)(1)(2)(3)	7,700,000	7,128,870
Corebridge Financial, Inc.,
3.850%, 04/05/2029
(Callable 02/05/2029)	13,825,000	12,433,052
Credit Agricole SA:
5.589%, 07/05/2026(1)(2)(8)	8,200,000	8,188,010
1.247%, 01/26/2027 (SOFR + 0.892%)
(Callable 01/26/2026)(1)(2)(3)	4,000,000	3,542,806
Credit Suisse Group AG:
2.593%, 09/11/2025 (SOFR + 1.560%)
(Callable 09/11/2024)(1)(2)(3)	12,395,000	11,814,554
4.282%, 01/09/2028
(Callable 01/09/2027)(1)(2)	500,000	462,102
6.442%, 08/11/2028 (SOFR + 3.700%)
(Callable 08/11/2027)(1)(2)(3)	7,500,000	7,527,742
3.869%, 01/12/2029
(3 Month LIBOR USD + 1.410%)
(Callable 01/12/2028)(1)(2)(3)	250,000	225,999
Danske Bank A/S:
1.621%, 09/11/2026
(1 Year CMT Rate + 1.350%)
(Callable 09/11/2025)(1)(2)(3)	5,000,000	4,484,943
4.298%, 04/01/2028
(1 Year CMT Rate + 1.750%)
(Callable 04/01/2027)(1)(2)(3)	25,000,000	23,336,178
Deutsche Bank AG:
2.222%, 09/18/2024 (SOFR + 2.159%)
(Callable 09/18/2023)(1)(3)	5,000,000	4,936,694
2.311%, 11/16/2027 (SOFR + 1.219%)
(Callable 11/16/2026)(1)(3)	3,450,000	2,964,714
3.035%, 05/28/2032 (SOFR + 1.718%)
(Callable 05/28/2031)(1)(3)	5,000,000	3,937,435
Discover Bank,
3.450%, 07/27/2026
(Callable 04/27/2026)	300,000	276,123
Discover Financial Services:
3.950%, 11/06/2024
(Callable 08/06/2024)	4,200,000	4,047,330
3.750%, 03/04/2025
(Callable 12/04/2024)	250,000	238,029
4.100%, 02/09/2027
(Callable 11/09/2026)	12,000,000	11,132,893
6.700%, 11/29/2032
(Callable 08/29/2032)	6,275,000	6,464,712
Elevance Health, Inc.:
3.500%, 08/15/2024
(Callable 05/15/2024)	300,000	292,275
3.350%, 12/01/2024
(Callable 10/01/2024)	10,225,000	9,886,321
2.375%, 01/15/2025
(Callable 12/15/2024)	12,000,000	11,406,851
Equitable Financial Life Global Funding,
1.400%, 07/07/2025(2)	225,000	204,689
Extra Space Storage LP,
5.500%, 07/01/2030
(Callable 05/01/2030)	7,000,000	6,942,072
Federation des Caisses
Desjardins du Quebec:
2.050%, 02/10/2025(1)(2)	500,000	469,211
5.700%, 03/14/2028(1)(2)	3,275,000	3,271,140
Fifth Third Bancorp,
4.772%, 07/28/2030
(SOFRINDX + 2.127%)
(Callable 07/28/2029)(3)	3,000,000	2,803,313
FirstMerit Bank NA,
4.270%, 11/25/2026	5,450,000	4,913,658
Goldman Sachs Group, Inc.:
3.500%, 01/23/2025
(Callable 10/23/2024)	2,000,000	1,929,756
3.272%, 09/29/2025
(3 Month LIBOR USD + 1.463%)
(Callable 09/29/2024)(3)	3,500,000	3,381,607
The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Goldman Sachs Group, Inc.: (cont.)
1.093%, 12/09/2026 (SOFR + 0.789%)
(Callable 12/09/2025)(3)	$2,000,000	$1,782,272
1.948%, 10/21/2027 (SOFR + 0.913%)
(Callable 10/21/2026)(3)	15,700,000	13,965,589
2.640%, 02/24/2028 (SOFR + 1.114%)
(Callable 02/24/2027)(3)	2,000,000	1,814,689
3.615%, 03/15/2028 (SOFR + 1.846%)
(Callable 03/15/2027)(3)	26,125,000	24,512,354
3.691%, 06/05/2028
(3 Month LIBOR USD + 1.772%)
(Callable 06/05/2027)(3)	5,025,000	4,721,204
4.223%, 05/01/2029
(3 Month LIBOR USD + 1.563%)
(Callable 05/01/2028)(3)	3,100,000	2,927,921
2.383%, 07/21/2032 (SOFR + 1.248%)
(Callable 07/21/2031)(3)	5,000,000	4,004,995
Guardian Life Global Funding,
5.550%, 10/28/2027(2)	15,000,000	15,158,149
Hartford Financial Services Group, Inc.,
2.800%, 08/19/2029
(Callable 05/19/2029)	4,600,000	3,959,931
Health Care Service Corp. A
Mutual Legal Reserve Co.,
2.200%, 06/01/2030
(Callable 03/01/2030)(2)	10,275,000	8,483,209
High Street Funding Trust I,
4.111%, 02/15/2028
(Callable 11/15/2027)(2)	5,000,000	4,648,171
HSBC Holdings PLC:
3.803%, 03/11/2025
(3 Month LIBOR USD + 1.473%)
(Callable 03/11/2024)(1)(3)	3,000,000	2,941,462
4.292%, 09/12/2026
(3 Month LIBOR USD + 1.609%)
(Callable 09/12/2025)(1)(3)	7,485,000	7,198,399
2.251%, 11/22/2027 (SOFR + 1.100%)
(Callable 11/22/2026)(1)(3)	10,000,000	8,873,107
3.973%, 05/22/2030
(3 Month LIBOR USD + 1.872%)
(Callable 05/22/2029)(1)(3)	1,500,000	1,346,975
Huntington Bancshares, Inc.,
4.443%, 08/04/2028 (SOFR + 1.970%)
(Callable 08/04/2027)(3)	4,837,000	4,493,514
ING Groep NV,
4.017%, 03/28/2028 (SOFR + 1.830%)
(Callable 03/28/2027)(1)(3)	3,833,000	3,596,131
Invesco Finance PLC,
3.750%, 01/15/2026	300,000	289,051
Jackson National Life Global Funding,
5.250%, 04/12/2028(2)	4,000,000	3,815,162
Jefferies Group LLC:
4.850%, 01/15/2027	1,700,000	1,665,282
6.450%, 06/08/2027	3,325,000	3,432,733
John Hancock Life Insurance Co.,
7.375%, 02/15/2024(1)(2)	11,650,000	11,727,781
JPMorgan Chase & Co.:
2.301%, 10/15/2025 (SOFR + 1.160%)
(Callable 10/15/2024)(3)	13,000,000	12,387,848
2.005%, 03/13/2026 (SOFR + 1.585%)
(Callable 03/13/2025)(3)	7,625,000	7,161,479
2.083%, 04/22/2026 (SOFR + 1.850%)
(Callable 04/22/2025)(3)	3,000,000	2,809,505
1.045%, 11/19/2026 (SOFR + 0.800%)
(Callable 11/19/2025)(3)	5,000,000	4,478,644
1.578%, 04/22/2027 (SOFR + 0.885%)
(Callable 04/22/2026)(3)	7,000,000	6,287,492
1.470%, 09/22/2027 (SOFR + 0.765%)
(Callable 09/22/2026)(3)	5,000,000	4,414,117
3.509%, 01/23/2029
(3 Month LIBOR USD + 0.945%)
(Callable 01/23/2028)(3)	13,150,000	12,155,558
2.522%, 04/22/2031 (SOFR + 2.040%)
(Callable 04/22/2030)(3)	1,500,000	1,268,767
1.953%, 02/04/2032 (SOFR + 1.065%)
(Callable 02/04/2031)(3)	150,000	119,519
2.580%, 04/22/2032 (SOFR + 1.250%)
(Callable 04/22/2031)(3)	5,000,000	4,153,087
Kemper Corp.,
3.800%, 02/23/2032
(Callable 11/23/2031)	4,000,000	3,303,774
KeyBank NA,
3.400%, 05/20/2026	2,200,000	1,895,150
LeasePlan Corp. NV,
2.875%, 10/24/2024(1)(2)	10,250,000	9,764,539
Liberty Mutual Group, Inc.,
4.569%, 02/01/2029(2)	1,559,000	1,470,242
Life Storage LP:
3.875%, 12/15/2027
(Callable 09/15/2027)	8,000,000	7,425,888
4.000%, 06/15/2029
(Callable 03/15/2029)	1,500,000	1,359,966
Lloyds Bank PLC:
1.627%, 05/11/2027
(1 Year CMT Rate + 0.850%)
(Callable 05/11/2026)(1)(3)	8,850,000	7,827,991
3.750%, 03/18/2028
(1 Year CMT Rate + 1.800%)
(Callable 03/18/2027)(1)(3)	10,000,000	9,233,168
M&T Bank Corp.,
4.000%, 07/15/2024
(Callable 04/16/2024)	5,000,000	4,870,300
Macquarie Group Ltd.:
5.108%, 08/09/2026 (SOFR + 2.208%)
(Callable 08/09/2025)(1)(2)(3)	5,000,000	4,927,167
2.691%, 06/23/2032 (SOFR + 1.440%)
(Callable 06/23/2031)(1)(2)(3)	5,000,000	3,940,221
2.871%, 01/14/2033 (SOFR + 1.532%)
(Callable 01/14/2032)(1)(2)(3)	4,350,000	3,474,142
4.442%, 06/21/2033 (SOFR + 2.405%)
(Callable 06/21/2032)(1)(2)(3)	5,000,000	4,458,665
Marsh & McLennan Companies, Inc.,
2.250%, 11/15/2030
(Callable 08/15/2030)	550,000	457,184
Massachusetts Mutual Life Insurance Co.:
7.625%, 11/15/2023(2)	5,769,000	5,781,742
5.625%, 05/15/2033(2)	10,000,000	9,860,913
MBIA Insurance Corp.,
16.830%, 01/15/2033
(3 Month LIBOR USD + 11.260%)
(Callable 01/15/2028)(2)(9)	500,000	15,000
Metropolitan Life Insurance Co.,
7.800%, 11/01/2025(2)	390,000	401,590
Mitsubishi UFJ Financial Group, Inc.:
2.801%, 07/18/2024(1)	500,000	484,211
2.193%, 02/25/2025(1)	5,000,000	4,711,769

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Mitsubishi UFJ Financial Group, Inc.: (cont.)
1.538%, 07/20/2027
(1 Year CMT Rate + 0.750%)
(Callable 07/20/2026)(1)(3)	$5,000,000	$4,412,824
5.354%, 09/13/2028
(1 Year CMT Rate + 1.900%)
(Callable 09/13/2027)(1)(3)	5,000,000	4,962,473
2.494%, 10/13/2032
(1 Year CMT Rate + 0.970%)
(Callable 10/13/2031)(1)(3)	6,000,000	4,823,575
Mizuho Financial Group, Inc.:
4.600%, 03/27/2024(1)(2)	7,000,000	6,906,547
3.922%, 09/11/2024
(3 Month LIBOR USD + 1.262%)
(Callable 09/11/2023)(1)(3)	3,000,000	2,985,720
5.414%, 09/13/2028
(1 Year CMT Rate + 2.050%)
(Callable 09/13/2027)(1)(3)	7,000,000	6,944,394
Morgan Stanley:
2.188%, 04/28/2026 (SOFR + 1.990%)
(Callable 04/28/2025)(3)	10,000,000	9,387,079
3.125%, 07/27/2026	4,750,000	4,448,108
6.296%, 10/18/2028 (SOFR + 2.240%)
(Callable 10/18/2027)(3)	15,000,000	15,413,253
3.622%, 04/01/2031 (SOFR + 3.120%)
(Callable 04/01/2030)(3)	525,000	473,073
2.239%, 07/21/2032 (SOFR + 1.178%)
(Callable 07/21/2031)(3)	18,750,000	14,902,245
2.511%, 10/20/2032 (SOFR + 1.200%)
(Callable 10/20/2031)(3)	8,200,000	6,623,277
National Australia Bank Ltd.:
3.375%, 01/14/2026(1)	500,000	479,164
2.332%, 08/21/2030(1)(2)	7,850,000	6,117,796
National Securities Clearing Corp.,
5.100%, 11/21/2027
(Callable 10/21/2027)(2)	6,825,000	6,783,559
Nationwide Building Society,
4.000%, 09/14/2026(1)(2)	20,675,000	18,984,607
Nationwide Mutual Insurance Co.,
8.250%, 12/01/2031(2)	2,195,000	2,466,337
NatWest Group PLC:
4.269%, 03/22/2025
(3 Month LIBOR USD + 1.762%)
(Callable 03/22/2024)(1)(3)	7,454,000	7,321,847
5.076%, 01/27/2030
(3 Month LIBOR USD + 1.905%)
(Callable 01/27/2029)(1)(3)	4,700,000	4,482,841
4.445%, 05/08/2030
(3 Month LIBOR USD + 1.871%)
(Callable 05/08/2029)(1)(3)	6,850,000	6,296,199
Nomura Holdings, Inc.:
1.653%, 07/14/2026(1)	13,725,000	12,073,822
3.103%, 01/16/2030(1)	5,000,000	4,261,322
Pacific Life Global Funding II,
1.200%, 06/24/2025(2)	550,000	501,527
Peachtree Corners Funding Trust,
3.976%, 02/15/2025(2)	6,556,000	6,311,067
Pine Street Trust I,
4.572%, 02/15/2029
(Callable 11/15/2028)(2)	5,000,000	4,580,554
Principal Financial Group, Inc.,
3.100%, 11/15/2026
(Callable 08/15/2026)	850,000	784,621
Principal Life Global Funding II,
3.000%, 04/18/2026(2)	7,000,000	6,485,226
Prologis LP,
4.750%, 06/15/2033
(Callable 03/15/2033)	5,000,000	4,884,068
Protective Life Corp.,
4.300%, 09/30/2028
(Callable 06/30/2028)(1)(2)	1,400,000	1,300,129
Protective Life Global Funding,
5.209%, 04/14/2026(1)(2)	9,775,000	9,620,198
Prudential Insurance Co. of America,
8.300%, 07/01/2025(2)	8,600,000	8,909,445
Realty Income Corp.,
3.875%, 07/15/2024
(Callable 04/15/2024)	300,000	293,454
Reliance Standard Life Global Funding II,
2.750%, 01/21/2027(1)(2)	11,775,000	10,520,105
Sammons Financial Group, Inc.,
4.750%, 04/08/2032
(Callable 01/08/2032)(2)	14,000,000	11,703,445
Santander UK Group Holdings PLC:
4.796%, 11/15/2024
(3 Month LIBOR USD + 1.570%)
(Callable 11/15/2023)(1)(3)	5,000,000	4,961,892
6.534%, 01/10/2029 (SOFR + 2.600%)
(Callable 01/10/2028)(1)(3)	5,000,000	5,034,182
Santander UK PLC,
5.000%, 11/07/2023(1)(2)	3,950,000	3,923,772
SMBC Aviation Capital Finance DAC:
3.550%, 04/15/2024
(Callable 03/15/2024)(1)(2)	6,550,000	6,412,112
1.900%, 10/15/2026
(Callable 09/15/2026)(1)(2)	2,000,000	1,747,602
Societe Generale SA:
5.000%, 01/17/2024(1)(2)	3,350,000	3,309,437
2.625%, 01/22/2025(1)(2)	3,355,000	3,152,539
4.250%, 04/14/2025(1)(2)	5,846,000	5,573,733
2.226%, 01/21/2026
(1 Year CMT Rate + 1.050%)
(Callable 01/21/2025)(1)(2)(3)	3,968,000	3,684,949
1.488%, 12/14/2026
(1 Year CMT Rate + 1.100%)
(Callable 12/14/2025)(1)(2)(3)	7,415,000	6,524,928
1.792%, 06/09/2027
(1 Year CMT Rate + 1.000%)
(Callable 06/09/2026)(1)(2)(3)	10,000,000	8,741,226
6.446%, 01/10/2029
(1 Year CMT Rate + 2.550%)
(Callable 01/10/2028)(1)(2)(3)	2,000,000	2,002,897
Standard Chartered PLC:
2.819%, 01/30/2026
(3 Month LIBOR USD + 1.209%)
(Callable 01/30/2025)(1)(2)(3)	19,825,000	18,692,041
3.971%, 03/30/2026
(1 Year CMT Rate + 1.650%)
(Callable 03/30/2025)(1)(2)(3)	4,500,000	4,300,694
1.456%, 01/14/2027
(1 Year CMT Rate + 1.000%)
(Callable 01/14/2026)(1)(2)(3)	4,500,000	3,985,848
2.608%, 01/12/2028
(1 Year CMT Rate + 1.180%)
(Callable 01/12/2027)(1)(2)(3)	5,000,000	4,426,589
State Street Corp.,
2.901%, 03/30/2026 (SOFR + 2.600%)
(Callable 03/30/2025)(3)	275,000	262,251

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Stifel Financial Corp.:
4.250%, 07/18/2024	$10,139,000	$9,924,956
4.000%, 05/15/2030
(Callable 02/15/2030)	15,245,000	13,004,823
Sumitomo Mitsui Financial Group, Inc.:
1.474%, 07/08/2025(1)	250,000	229,591
5.464%, 01/13/2026(1)	8,100,000	8,072,962
3.544%, 01/17/2028(1)	2,094,000	1,932,068
Synchrony Financial:
4.250%, 08/15/2024
(Callable 05/15/2024)	5,275,000	5,085,793
4.500%, 07/23/2025
(Callable 04/23/2025)	775,000	730,614
3.700%, 08/04/2026
(Callable 05/04/2026)	3,000,000	2,691,810
Toronto-Dominion Bank,
4.456%, 06/08/2032(1)	13,000,000	12,336,225
Trinity Acquisition PLC,
4.400%, 03/15/2026
(Callable 12/15/2025)(1)	1,125,000	1,083,826
Trustage Financial Group, Inc.,
4.625%, 04/15/2032
(Callable 01/15/2032)(2)	15,000,000	13,000,139
UBS Group AG:
4.490%, 08/05/2025
(1 Year CMT Rate + 1.600%)
(Callable 08/05/2024)(1)(2)(3)	5,000,000	4,886,856
5.711%, 01/12/2027
(1 Year CMT Rate + 1.550%)
(Callable 01/12/2026)(1)(2)(3)	12,400,000	12,276,587
1.494%, 08/10/2027
(1 Year CMT Rate + 0.850%)
(Callable 08/10/2026)(1)(2)(3)	5,000,000	4,294,156
4.751%, 05/12/2028
(1 Year CMT Rate + 1.750%)
(Callable 05/12/2027)(1)(2)(3)	1,500,000	1,421,623
Voya Financial, Inc.,
3.650%, 06/15/2026	2,910,000	2,744,720
Wells Fargo & Co.:
2.406%, 10/30/2025
(3 Month LIBOR USD + 1.087%)
(Callable 10/30/2024)(3)	500,000	476,104
2.164%, 02/11/2026
(3 Month LIBOR USD + 1.012%)
(Callable 02/11/2025)(3)	5,000,000	4,708,354
2.188%, 04/30/2026 (SOFR + 2.000%)
(Callable 04/30/2025)(3)	16,000,000	14,990,998
3.196%, 06/17/2027
(3 Month LIBOR USD + 1.432%)
(Callable 06/17/2026)(3)	600,000	563,490
3.526%, 03/24/2028 (SOFR + 1.510%)
(Callable 03/24/2027)(3)	15,000,000	14,000,241
2.393%, 06/02/2028 (SOFR + 2.100%)
(Callable 06/02/2027)(3)	10,864,000	9,681,245
4.808%, 07/25/2028 (SOFR + 1.980%)
(Callable 07/25/2027)(3)	5,000,000	4,887,115
5.389%, 04/24/2034 (SOFR + 2.020%)
(Callable 04/24/2033)(3)	5,175,000	5,141,952
Western & Southern Financial Group, Inc.,
5.750%, 07/15/2033(2)	4,250,000	4,259,584
Westpac Banking Corp.:
2.894%, 02/04/2030
(5 Year CMT Rate + 1.350%)
(Callable 02/04/2025)(1)(3)	2,300,000	2,148,951
5.405%, 08/10/2033
(1 Year CMT Rate + 2.680%)
(Callable 08/10/2032)(1)(3)	4,000,000	3,789,647
Willis North America, Inc.:
3.600%, 05/15/2024
(Callable 03/15/2024)	8,150,000	7,951,942
4.650%, 06/15/2027
(Callable 05/15/2027)	8,000,000	7,769,705
4.500%, 09/15/2028
(Callable 06/15/2028)	8,800,000	8,392,356
2.950%, 09/15/2029
(Callable 06/15/2029)	2,000,000	1,720,419
Total Financials
(Cost $1,497,597,945)		1,391,781,285	18.7%
Total Corporate Bonds
(Cost $3,154,644,456)		2,918,945,704	39.4%
Municipal Bonds
Alabama Economic Settlement Authority,
3.163%, 09/15/2025	2,050,000	1,989,637
City of College Park GA,
5.965%, 01/01/2031 (Insured by NATL)	2,335,000	2,396,492
County of Hamilton OH,
3.374%, 06/01/2034 (Insured by AGM)	10,000,000	8,572,293
County of Miami-Dade FL,
2.536%, 10/01/2033
(Callable 10/01/2030)	2,800,000	2,225,354
Dallas/Fort Worth International Airport,
1.329%, 11/01/2025	525,000	480,260
Florida Development Finance Corp.,
3.223%, 02/01/2032
(Callable 08/01/2031) (Insured by AGM)	5,250,000	4,367,870
GBG LLC,
2.250%, 09/01/2030(2)	869,925	741,152
Great Lakes Water Authority,
2.315%, 07/01/2031	2,000,000	1,659,104
Indiana Finance Authority,
2.683%, 09/15/2023	200,000	198,660
Massachusetts Educational
Financing Authority:
1.921%, 07/01/2027	10,000,000	8,783,131
2.161%, 07/01/2028	10,000,000	8,648,255
New Hampshire Business
Finance Authority:
3.250%, 04/01/2028
(Callable 01/01/2028)	7,000,000	5,968,036
3.300%, 04/01/2032
(Callable 01/01/2032)	13,600,000	10,581,898
New Jersey Higher Education
Student Assistance Authority:
5.000%, 12/01/2027	1,600,000	1,675,948
5.000%, 12/01/2028	1,225,000	1,296,411
5.000%, 12/01/2028	1,205,000	1,275,246
New Jersey Turnpike Authority,
3.223%, 01/01/2035
(Callable 07/01/2025)(2)	5,000,000	4,451,891
New York State Dormitory Authority,
3.000%, 08/01/2036
(Callable 08/01/2031) (Insured by BAM)	3,480,000	2,708,026
Niagara Area Development Corp.:
3.004%, 05/01/2025	1,000,000	950,064
3.204%, 05/01/2026	1,995,000	1,865,430
3.272%, 05/01/2027	2,060,000	1,897,854
3.372%, 05/01/2028	2,130,000	1,933,684
3.422%, 05/01/2029	2,200,000	1,964,745

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
North Carolina Housing Finance Agency,
3.000%, 01/01/2033
(Callable 07/01/2023)	$85,000	$85,000
North East Independent School District,
5.240%, 08/01/2027	2,100,000	2,120,535
San Diego Convention Center
Expansion Financing Authority:
1.987%, 04/15/2026	3,440,000	3,139,933
2.363%, 04/15/2028	1,325,000	1,174,294
South Dakota Housing
Development Authority,
2.700%, 11/01/2036
(Callable 11/01/2025)	355,000	345,697
Westvaco Corp.,
7.670%, 01/15/2027(2)	8,400,000	8,771,000
Total Municipal Bonds
(Cost $106,058,401)		92,267,900	1.2%
Residential Mortgage-Backed Securities
U.S. Government Agency Issue
Federal Gold Loan
Mortgage Corp. (FGLMC),
6.000%, 07/01/2028	1,047	1,078
Total U.S. Government Agency Issue
(Cost $1,027)		1,078	0.0%
Non-U.S. Government Agency Issues
Arroyo Mortgage Trust:
Series 2019-2, Class A1, 3.347%,
04/25/2049 (Callable 07/25/2023)(2)(4)	1,312,301	1,210,524
Series 2022-1, Class A1A, 2.495%,
12/25/2056 (Callable 01/25/2025)(2)(7)	19,211,586	17,341,571
Banc of America Funding Trust,
Series 2004-2, Class 1CB1, 5.750%,
09/20/2034 (Callable 11/20/2023)	564,065	553,635
Bear Stearns ARM Trust,
Series 2004-5, Class 2A, 3.783%,
07/25/2034 (Callable 07/25/2023)(4)	352,761	315,280
CIM Trust,
Series 2023-R4, Class A1, 5.000%,
05/25/2062 (Callable 04/25/2028)(2)(4)	36,545,327	35,288,332
CWABS Asset-Backed Certificates Trust,
Series 2006-9, Class 1AF3, 5.859%,
10/25/2046 (Callable 07/25/2023)(4)(6)	99,315	102,156
FirstKey Homes Trust:
Series 2020-SFR2, Class A, 1.266%,
10/19/2037(2)	40,317,403	36,193,997
Series 2022-SFR3, Class A, 4.250%,
07/17/2038(2)	21,775,000	20,742,081
Series 2021-SFR2, Class A, 1.376%,
09/17/2038(2)	21,951,542	18,990,787
Series 2022-SFR1, Class A, 4.145%,
05/17/2039(2)	21,130,501	19,907,311
Home Partners of America Trust:
Series 2019-1, Class A, 2.908%,
09/17/2039 (Callable 09/17/2024)(2)	16,425,449	14,838,339
Series 2021-3, Class A, 2.200%,
01/17/2041(2)	32,254,409	27,336,547
IMC Home Equity Loan Trust,
Series 1998-1, Class A6, 7.020%,
06/20/2029(7)	27	26
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 4.107%,
03/25/2036
(Callable 08/25/2025)(4)	145,045	111,966
MASTR Alternative Loan Trust,
Series 2003-5, Class 4A1, 5.500%,
07/25/2033 (Callable 07/25/2023)	151,784	145,546
MFA Trust,
Series 2022-NQM1, Class A1, 4.112%,
12/25/2066 (Callable 03/25/2025)(2)(4)	28,901,669	26,868,327
Mill City Mortgage Loan Trust:
Series 2018-3, Class A1, 3.500%,
08/25/2058 (Callable 12/25/2033)(2)(4)	152,043	144,991
Series 2019-1, Class A1, 3.250%,
10/25/2069 (Callable 08/25/2031)(2)(4)	202,656	190,599
New Residential Mortgage Loan Trust,
Series 2017-2A, Class A3, 4.000%,
03/25/2057 (Callable 09/25/2031)(2)(4)	1,286,070	1,197,330
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%,
11/25/2023 (Callable 07/25/2023)	1,183	1,099
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 3.634%,
10/25/2043 (Callable 07/25/2023)(4)	991,694	950,552
Towd Point Mortgage Trust:
Series 2017-1, Class A1, 2.750%,
10/25/2056 (Callable 01/25/2030)(2)(4)	1,068,995	1,053,155
Series 2017-6, Class A1, 2.750%,
10/25/2057 (Callable 02/25/2033)(2)(4)	35,386	33,440
Series 2018-6, Class A1A, 3.750%,
03/25/2058 (Callable 11/25/2031)(2)(4)	125,110	120,789
Series 2019-1, Class A1, 3.750%,
03/25/2058 (Callable 07/25/2029)(2)(4)	3,822,257	3,576,543
Series 2018-4, Class A1, 3.000%,
06/25/2058 (Callable 06/25/2036)(2)(4)	150,645	136,932
Series 2019-4, Class A1, 2.900%,
10/25/2059 (Callable 05/25/2031)(2)(4)	9,526,239	8,750,876
Series 2020-4, Class A1, 1.750%,
10/25/2060 (Callable 01/25/2031)(2)	12,314,140	10,698,274
Series 2022-2, Class A1, 3.750%,
07/01/2062 (Callable 09/25/2035)(2)(4)	5,946,431	5,443,946
Series 2022-3, Class A1, 3.750%,
08/01/2062 (Callable 08/25/2030)(2)(4)	10,367,517	9,436,457
WaMu Mortgage Pass-Through
Certificates Trust:
Series 2004-AR3, Class A1, 4.521%,
06/25/2034 (Callable 07/25/2023)(4)	787,379	716,840
Series 2004-CB2, Class 3A, 6.000%,
08/25/2034 (Callable 07/25/2023)	994,629	974,928
Total Non-U.S. Government
Agency Issues
(Cost $282,906,026)		263,373,176	3.5%
Total Residential
Mortgage-Backed Securities
(Cost $282,907,053)		263,374,254	3.5%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured
Pass Through Certificates:
Series K062, Class A2, 3.413%,
12/25/2026	11,274,000	10,801,199
Series K069, Class A2, 3.187%,
09/25/2027(4)	1,075,000	1,013,930
Series K071, Class A2, 3.286%,
11/25/2027	7,375,000	6,974,943
Series K076, Class A2, 3.900%,
04/25/2028	22,525,000	21,854,145

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Freddie Mac Multifamily Structured
Pass Through Certificates: (cont.)
Series K092, Class A2, 3.298%,
04/25/2029	$11,943,000	$11,189,594
Total U.S. Government Agency Issues
(Cost $53,967,505)		51,833,811	0.7%
Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%,
05/15/2050 (Callable 04/15/2027)	575,000	527,384
Series 2017-BNK8, Class A4, 3.488%,
11/15/2050 (Callable 11/15/2027)	575,000	520,237
Series 2017-BNK9, Class A4, 3.538%,
11/15/2054 (Callable 12/15/2029)	9,275,000	8,507,248
Series 2022-BNK44, Class A5, 5.746%,
11/15/2055 (Callable 11/15/2032)(4)	13,475,000	13,956,315
Series 2017-BNK5, Class A5, 3.390%,
06/15/2060 (Callable 07/15/2027)	2,665,000	2,444,804
Series 2017-BNK7, Class ASB, 3.265%,
09/15/2060 (Callable 09/15/2027)	1,042,234	990,285
Series 2017-BNK7, Class A5, 3.435%,
09/15/2060 (Callable 09/15/2027)	950,000	870,092
Series 2018-BN10, Class A5, 3.688%,
02/15/2061 (Callable 02/15/2028)	895,000	825,382
Series 2022-BNK40, Class ASB, 3.394%,
03/15/2064 (Callable 03/15/2032)(4)	16,205,000	14,637,792
Benchmark Mortgage Trust,
Series 2022-B33, Class ASB, 3.469%,
03/15/2055 (Callable 03/15/2032)	6,407,000	5,769,546
CD Mortgage Trust:
Series 2017-CD6, Class ASB, 3.332%,
11/13/2050 (Callable 11/13/2027)	9,474,577	8,960,780
Series 2018-CD7, Class A4, 4.279%,
08/15/2051 (Callable 08/15/2028)	2,495,000	2,317,276
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class ASB, 3.091%,
05/10/2058 (Callable 05/10/2026)	193,956	185,802
Citigroup Commercial Mortgage Trust:
Series 2014-GC23, Class A4, 3.622%,
07/10/2047 (Callable 07/10/2024)	5,285,000	5,122,519
Series 2015-GC27, Class A5, 3.137%,
02/10/2048 (Callable 01/10/2025)	14,085,576	13,427,126
Series 2015-GC35, Class A4, 3.818%,
11/10/2048 (Callable 11/10/2025)	15,860,000	14,967,607
Series 2017-P8, Class A3, 3.203%,
09/15/2050 (Callable 09/15/2027)	2,350,000	2,137,958
Series 2017-P8, Class A4, 3.465%,
09/15/2050 (Callable 09/15/2027)	350,000	319,465
Series 2017-C4, Class A3, 3.209%,
10/12/2050 (Callable 11/12/2027)	7,231,105	6,661,715
COMM Mortgage Trust:
Series 2014-CR19, Class A5, 3.796%,
08/10/2047 (Callable 08/10/2024)	2,954,200	2,871,302
Series 2014-CR21, Class A3, 3.528%,
12/10/2047 (Callable 12/10/2024)	4,136,599	3,967,067
Series 2013-CR11, Class A4, 4.258%,
08/10/2050 (Callable 10/10/2023)	1,153,309	1,151,763
Series 2017-COR2, Class A3, 3.510%,
09/10/2050 (Callable 09/10/2027)	16,210,172	14,742,592
CSAIL Commercial Mortgage Trust:
Series 2016-C6, Class A5, 3.090%,
01/15/2049 (Callable 05/15/2026)	7,545,000	6,980,104
Series 2018-CX12, Class A3, 3.959%,
08/15/2051 (Callable 08/15/2028)	5,025,000	4,692,444
Series 2021-C20, Class ASB, 2.436%,
03/15/2054 (Callable 03/15/2031)	6,866,000	6,000,680
GS Mortgage Securities Trust,
Series 2018-GS10, Class A5, 4.155%,
07/10/2051 (Callable 07/10/2028)(4)	9,372,252	8,687,560
JP Morgan Chase Commercial
Mortgage Securities Trust,
Series 2016-JP2, Class A4, 2.822%,
08/15/2049 (Callable 07/15/2026)	7,168,000	6,514,492
JPMBB Commercial Mortgage
Securities Trust:
Series 2013-C17, Class A3, 3.928%,
01/15/2047 (Callable 01/15/2024)	25,366	25,253
Series 2014-C23, Class A5, 3.934%,
09/15/2047 (Callable 02/15/2026)	600,000	580,147
Series 2014-C25, Class ASB, 3.407%,
11/15/2047 (Callable 11/15/2024)	68,950	67,301
Series 2014-C26, Class A4, 3.494%,
01/15/2048 (Callable 01/15/2025)	14,480,202	13,820,226
Series 2015-C30, Class A5, 3.822%,
07/15/2048 (Callable 07/15/2025)	250,000	235,714
Series 2016-C4, Class A3, 3.141%,
12/15/2049 (Callable 04/15/2027)	17,200,000	15,552,298
JPMCC Commercial
Mortgage Securities Trust:
Series 2017-JP6, Class A5, 3.490%,
07/15/2050 (Callable 06/15/2027)	18,900,000	17,186,558
Series 2017-C7, Class A5, 3.409%,
10/15/2050 (Callable 11/15/2027)	5,300,000	4,810,473
Morgan Stanley Bank of
America Merrill Lynch Trust:
Series 2014-C16, Class A4, 3.600%,
06/15/2047 (Callable 06/15/2026)	6,742,577	6,606,822
Series 2015-C27, Class A4, 3.753%,
12/15/2047 (Callable 11/15/2025)	29,745,000	28,075,883
Series 2015-C25, Class ASB, 3.383%,
10/15/2048 (Callable 09/15/2025)	85,802	82,780
Series 2016-C29, Class ASB, 3.140%,
05/15/2049 (Callable 05/15/2026)	3,110,483	2,970,257
Series 2017-C34, Class A4, 3.536%,
11/15/2052 (Callable 10/15/2027)	14,450,000	13,215,620
Morgan Stanley Capital I Trust:
Series 2016-BNK2, Class A4, 3.049%,
11/15/2049 (Callable 11/15/2026)	2,660,000	2,419,722
Series 2016-UB12, Class A4, 3.596%,
12/15/2049 (Callable 12/15/2026)	9,607,210	8,871,153
Morgan Stanley Capital I, Inc.,
Series 2022-L8, Class ASB, 3.794%,
04/15/2055 (Callable 04/15/2032)(4)	9,422,000	8,632,384
UBS Commercial Mortgage Trust,
Series 2018-C13, Class A3, 4.069%,
10/15/2051 (Callable 10/15/2028)	5,000,000	4,707,753
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.244%,
12/15/2047 (Callable 01/15/2025)	4,527,357	4,422,450
Series 2015-C26, Class ASB, 2.991%,
02/15/2048 (Callable 02/15/2025)	30,537	29,743
Series 2015-P2, Class ASB, 3.656%,
12/15/2048 (Callable 12/15/2025)	6,138,637	5,918,806
Series 2015-P2, Class A4, 3.809%,
12/15/2048 (Callable 12/15/2025)	21,269,144	20,104,920
Series 2017-C40, Class A3, 3.317%,
10/15/2050 (Callable 10/15/2027)	8,800,000	8,036,352
The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Wells Fargo Commercial
Mortgage Trust: (cont.)
Series 2019-C50, Class ASB, 3.635%,
05/15/2052 (Callable 05/15/2029)	$4,100,000	$3,847,752
Series 2019-C54, Class A4, 3.146%,
12/15/2052 (Callable 11/15/2029)	14,625,000	12,730,435
WFRBS Commercial Mortgage Trust:
Series 2014-C24, Class ASB, 3.324%,
11/15/2047 (Callable 11/15/2024)	2,668,483	2,601,862
Series 2014-C24, Class A4, 3.343%,
11/15/2047 (Callable 11/15/2024)	250,000	239,254
Total Non-U.S. Government Agency Issues
(Cost $374,866,294)		344,549,255	4.6%
Total Commercial Mortgage-Backed Securities
(Cost $428,833,799)		396,383,066	5.3%
Asset Backed Securities
DLLAD LLC,
Series 2023-1A, Class A3, 4.790%,
01/20/2028 (Callable 10/20/2027)(2)	29,500,000	28,911,962
Ford Credit Auto Owner Trust,
Series 2018-1, Class A, 3.190%,
07/15/2031 (Callable 01/15/2025)(2)	12,375,000	11,891,119
Golden Credit Card Trust,
Series 2022-4A, Class A, 4.310%,
09/15/2027(1)(2)	24,675,000	24,106,490
Hyundai Auto Lease Securitization Trust,
Series 2023-B, Class A3, 5.150%,
06/15/2026 (Callable 10/15/2025)(2)	25,900,000	25,713,525
Louisiana Local Government
Environmental Facilities &
Community Development Authority,
3.615%, 02/01/2029	25,028,935	24,098,575
MMAF Equipment Finance LLC,
Series 2020-A, Class A3, 0.970%,
04/09/2027(2)	6,550,000	6,111,812
Navient Private Education Refi Loan Trust:
Series 2021-GA, Class A, 1.580%,
04/15/2070 (Callable 05/15/2029)(2)	16,033,298	13,761,224
Series 2022-BA, Class A, 4.160%,
10/15/2070 (Callable 10/15/2029)(2)	18,037,313	17,041,648
Nelnet Student Loan Trust:
Series 2021-A, Class APT1, 1.360%,
04/20/2062 (Callable 09/20/2029)(2)	5,203,874	4,618,105
Series 2021-DA, Class AFX, 1.630%,
04/20/2062 (Callable 11/20/2031)(2)	1,210,069	1,084,835
PFS Financing Corp.,
Series 2020-G, Class A, 0.970%,
02/15/2026(2)	4,985,000	4,823,042
SBA Tower Trust,
1.840%, 10/15/2051
(Callable 04/15/2026)(2)	16,200,000	13,934,109
Synchrony Card Funding LLC:
Series 2022-A1, Class A, 3.370%,
04/15/2028 (Callable 04/15/2025)	21,075,000	20,321,925
Series 2022-A2, Class A, 3.860%,
07/15/2028	13,200,000	12,800,810
Texas Electric Market
Stabilization Funding N LLC,
4.265%, 08/01/2036(2)	15,873,355	15,101,479
Towd Point Mortgage Trust,
Series 2020-MH1, Class A1, 2.250%,
02/25/2060 (Callable 07/25/2023)(2)(4)	5,811,155	5,399,564
Toyota Auto Loan Extended Note Trust,
Series 2020-1A, Class A, 1.350%,
05/25/2033 (Callable 05/25/2025)(2)	225,000	207,726
Total Asset Backed Securities
(Cost $241,368,599)		229,927,950	3.1%
Total Long-Term Investments
(Cost $7,802,003,561)		7,354,813,561	98.9%
Short-Term Investment
	Shares
Money Market Mutual Fund
First American Government Obligations
Fund, Class U, 5.03%(5)	179,998,000	179,998,000
Total Short-Term Investment
(Cost $179,998,000)		179,998,000	2.4%
Total Investments
(Cost $7,982,001,561)		7,534,811,561	101.3%
Liabilities in Excess of Other Assets		(94,668,337)	(1.3)%
TOTAL NET ASSETS		$7,440,143,224	100.0%
Notes to Schedule of Investments
AGM – Assured Guaranty Municipal
BAM – Build America Mutual Assurance Co.
NATL – National Public Finance Guarantee Corp.
CMT – Constant Maturity Treasury
LIBOR – London Inter-bank Offered Rate
SOFR – Secured Overnight Financing Rate
SOFRINDX – Secured Overnight Financing Rate Index
(1)	Foreign security.
(2)
Includes securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2023, the value of these securities totaled $1,490,971,995, which represented 20.04% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate as of the last reset date in effect as of June 30, 2023.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2023.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2023.
(8)	Security or a portion of the security, purchased on a when-issued or delayed delivery basis.
(9)	Security in default.

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$3,436,730,568	$—	$3,436,730,568
Other Government Related Security	—	17,184,119	—	17,184,119
Corporate Bonds	—	2,918,945,704	—	2,918,945,704
Municipal Bonds	—	92,267,900	—	92,267,900
Residential Mortgage-Backed Securities – U.S. Government Agency Issue	—	1,078	—	1,078
Residential Mortgage-Backed Securities – Non-U.S. Government Agency Issues	—	263,373,176	—	263,373,176
Commercial Mortgage-Backed Securities – U.S. Government Agency Issues	—	51,833,811	—	51,833,811
Commercial Mortgage-Backed Securities – Non-U.S. Government Agency Issues	—	344,549,255	—	344,549,255
Asset Backed Securities	—	229,927,950	—	229,927,950
Total Long-Term Investments	—	7,354,813,561	—	7,354,813,561
Short-Term Investment
Money Market Mutual Fund	179,998,000	—	—	179,998,000
Total Short-Term Investment	179,998,000	—	—	179,998,000
Total Investments	$179,998,000	$7,354,813,561	$—	$7,534,811,561

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
June 30, 2023 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

Net Assets	$39,322,591,772

SEC 30-Day Yield(3)
Institutional Class	4.32%
Investor Class	4.07%

Average Effective Duration	6.31 years

Average Effective Maturity	8.44 years

Annualized Expense Ratio(4)
Institutional Class	0.30%
Investor Class	0.55%	(5)

Portfolio Turnover Rate	20%	(6)

Number of Holdings	1,708

Sector Weightings(7)

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2023.
(4)	Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2023.
(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.
(7)	Percentages shown are based on the Fund’s total net assets.

Baird Aggregate Bond Fund
June 30, 2023 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2023	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	2.43%	-0.25%	1.09%	1.94%	4.27%
Investor Class Shares	2.22%	-0.59%	0.83%	1.69%	4.01%
Bloomberg U.S. Aggregate Index(2)	2.09%	-0.94%	0.77%	1.52%	3.81%

(1)	For the period from September 29, 2000 (inception date) through June 30, 2023.
(2)
The Bloomberg U.S. Aggregate Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, mortgage-backed and commercial mortgage-backed securities, with maturities of at least one year.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns table shown above reflects reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund maintains securities with longer maturities in order to provide a greater potential for return. Generally, the longer a bond’s maturity, the greater the interest rate risk. The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. Russia’s ongoing war with Ukraine has heightened global geopolitical tensions, resulting in an elevated risk environment and increased volatility in asset prices. The uncertain course of the war may have a significant negative impact on the global economy. U.S. relations with China have become increasingly strained, and tension between the U.S. and China may have a significant negative impact on the global economy and asset prices. Measures of inflation reached levels not experienced in several decades, leading the Federal Reserve to raise short term interest rates significantly over the last year, with the potential for further rate increases in 2023. Uncertainty regarding the ability of the Federal Reserve to successfully control inflation, the potential for incremental rate increases, and the full impact of prior rate increases on the economy may negatively impact asset prices and increase market volatility. The possibility of a U.S. or global recession may also contribute to market volatility. The coronavirus (COVID-19) pandemic caused significant economic disruption in recent years as countries worked to limit the negative health impacts of the virus. While the virus has entered an endemic stage, significant outbreaks or new variants present a continued risk to the global economy. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
0.250%, 05/31/2025	$330,125,000	$302,103,062
2.875%, 06/15/2025	348,450,000	335,178,954
3.125%, 08/15/2025	41,075,000	39,671,069
1.125%, 10/31/2026	1,715,175,000	1,542,317,520
1.125%, 08/31/2028	1,105,550,000	952,543,605
2.375%, 03/31/2029	769,975,000	702,963,113
3.875%, 12/31/2029	157,450,000	156,078,463
1.250%, 08/15/2031	87,025,000	71,414,891
2.875%, 05/15/2032	440,950,000	408,843,328
3.500%, 02/15/2033	229,000,000	223,060,313
1.375%, 11/15/2040	1,036,475,000	693,466,555
2.250%, 05/15/2041	396,825,000	305,617,254
2.375%, 02/15/2042	636,525,000	495,569,524
2.875%, 05/15/2043	1,064,445,000	890,350,028
2.500%, 02/15/2045	1,580,750,000	1,223,846,289
1.250%, 05/15/2050	169,875,000	95,521,509
1.375%, 08/15/2050	395,800,000	229,981,446
2.875%, 05/15/2052	505,025,000	418,519,742
Total U.S. Treasury Securities
(Cost $10,204,818,413)		9,087,046,665	23.1%
Other Government Related Securities
Comision Federal de Electricidad,
4.875%, 01/15/2024(1)(2)	3,423,000	3,393,049
Freeport Indonesia PT,
5.315%, 04/14/2032
(Callable 01/01/2032)(1)(2)	15,000,000	14,146,298
NBN Co. Ltd.:
2.625%, 05/05/2031
(Callable 02/05/2031)(1)(2)	18,625,000	15,622,308
2.500%, 01/08/2032
(Callable 10/08/2031)(1)(2)	46,650,000	38,210,154
Petroleos Mexicanos:
5.950%, 01/28/2031
(Callable 10/28/2030)(1)	558,000	407,647
6.700%, 02/16/2032
(Callable 11/16/2031)(1)	1,020,000	775,561
6.350%, 02/12/2048(1)	8,500,000	5,141,001
Total Other Government
Related Securities
(Cost $92,659,296)		77,696,018	0.2%
Corporate Bonds
Industrials
Abbott Laboratories,
4.900%, 11/30/2046
(Callable 05/30/2046)	4,700,000	4,745,256
AbbVie, Inc.:
3.800%, 03/15/2025
(Callable 12/15/2024)	16,425,000	15,968,707
2.950%, 11/21/2026
(Callable 09/21/2026)	9,625,000	8,992,102
4.550%, 03/15/2035
(Callable 09/15/2034)	26,098,000	24,852,422
4.500%, 05/14/2035
(Callable 11/14/2034)	17,395,000	16,526,915
4.300%, 05/14/2036
(Callable 11/14/2035)	6,000,000	5,510,118
4.050%, 11/21/2039
(Callable 05/21/2039)	12,700,000	11,057,409
Adventist Health System:
2.952%, 03/01/2029
(Callable 12/01/2028)	19,250,000	16,847,552
3.630%, 03/01/2049
(Callable 09/01/2048)	9,000,000	6,696,961
Agilent Technologies, Inc.,
2.100%, 06/04/2030
(Callable 03/04/2030)	14,000,000	11,503,357
Air Products and Chemicals, Inc.,
2.700%, 05/15/2040
(Callable 11/15/2039)	10,425,000	7,774,744
Aker BP ASA:
5.600%, 06/13/2028
(Callable 05/13/2028)(1)(2)	15,500,000	15,387,193
6.000%, 06/13/2033
(Callable 03/13/2033)(1)(2)	16,500,000	16,505,853
Alcon Finance Corp.:
2.750%, 09/23/2026
(Callable 07/23/2026(1)(2)	14,770,000	13,564,712
3.800%, 09/23/2049
(Callable 03/23/2049)(1)(2)	7,000,000	5,413,261
Allegion PLC,
3.500%, 10/01/2029
(Callable 07/01/2029)	21,494,000	18,982,698
Allegion US Holding Co., Inc.:
3.200%, 10/01/2024
(Callable 08/01/2024)	29,750,000	28,566,573
3.550%, 10/01/2027
(Callable 07/01/2027)	11,975,000	11,074,617
5.411%, 07/01/2032
(Callable 04/01/2032)	12,675,000	12,525,100
Amgen, Inc.:
3.150%, 02/21/2040
(Callable 08/21/2039)	13,350,000	10,209,135
4.400%, 05/01/2045
(Callable 11/01/2044)	12,300,000	10,653,165
4.200%, 02/22/2052
(Callable 08/22/2051)	4,000,000	3,309,517
5.650%, 03/02/2053
(Callable 09/02/2052)	16,925,000	17,140,034
Anglo American Capital PLC:
4.875%, 05/14/2025(1)(2)	3,376,000	3,305,026
4.750%, 04/10/2027(1)(2)	10,000,000	9,664,380
4.500%, 03/15/2028
(Callable 12/15/2027)(1)(2)	2,570,000	2,449,274
5.625%, 04/01/2030
(Callable 01/01/2030)(1)(2)	10,439,000	10,391,260
2.625%, 09/10/2030
(Callable 06/10/2030)(1)(2)	35,000,000	28,870,863
Anheuser-Busch InBev Worldwide, Inc.:
4.750%, 01/23/2029
(Callable 10/23/2028)(1)	4,075,000	4,057,300
4.375%, 04/15/2038
(Callable 10/15/2037)(1)	7,000,000	6,481,134
5.450%, 01/23/2039
(Callable 07/23/2038)(1)	20,000,000	20,694,976
4.900%, 02/01/2046
(Callable 08/01/2045)(1)	52,184,000	49,876,988
AP Moller – Maersk A/S:
3.875%, 09/28/2025
(Callable 06/28/2025)(1)(2)	8,900,000	8,581,761
4.500%, 06/20/2029
(Callable 03/20/2029)(1)(2)	8,000,000	7,684,836
Apple, Inc.,
2.650%, 05/11/2050
(Callable 11/11/2049)	10,000,000	6,961,150
AptarGroup, Inc.,
3.600%, 03/15/2032
(Callable 12/15/2031)	7,500,000	6,433,847

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
ArcelorMittal:
4.550%, 03/11/2026(1)	$13,000,000	$12,668,072
6.550%, 11/29/2027
(Callable 10/29/2027)(1)	14,600,000	14,974,704
4.250%, 07/16/2029(1)	25,000,000	23,642,222
6.800%, 11/29/2032
(Callable 08/29/2032)(1)	25,000,000	25,666,435
7.000%, 10/15/2039(1)	15,906,000	16,603,529
Ashtead Capital, Inc.:
4.000%, 05/01/2028
(Callable 07/11/2023)(1)(2)	8,010,000	7,420,074
5.500%, 08/11/2032
(Callable 05/11/2032)(1)(2)	28,369,000	27,428,953
5.550%, 05/30/2033
(Callable 02/28/2033)(1)(2)	15,000,000	14,621,766
AT&T, Inc.:
2.550%, 12/01/2033
(Callable 09/01/2033)	22,965,000	18,038,458
5.400%, 02/15/2034
(Callable 11/15/2033)	12,000,000	12,020,614
4.900%, 08/15/2037
(Callable 02/14/2037)	20,000,000	18,770,809
3.500%, 09/15/2053
(Callable 03/15/2053)	10,000,000	7,079,157
3.550%, 09/15/2055
(Callable 03/15/2055)	60,110,000	42,080,950
3.800%, 12/01/2057
(Callable 06/01/2057)	19,423,000	14,062,204
3.650%, 09/15/2059
(Callable 03/15/2059)	49,359,000	34,364,674
Bacardi Ltd.,
5.400%, 06/15/2033
(Callable 03/15/2033)(1)(2)	15,000,000	14,867,370
BAE Systems PLC,
1.900%, 02/15/2031
(Callable 11/15/2030)(1)(2)	18,500,000	14,853,770
Bayer US Finance II LLC:
5.500%, 08/15/2025(1)(2)	14,400,000	14,113,402
4.250%, 12/15/2025
(Callable 10/15/2025)(1)(2)	14,440,000	13,933,129
Bayport Polymers LLC,
4.743%, 04/14/2027
(Callable 03/14/2027)(2)	61,325,000	57,039,922
Becle SAB de,
2.500%, 10/14/2031
(Callable 07/14/2031)(1)(2)	39,193,000	31,622,872
Becton Dickinson and Co.:
3.734%, 12/15/2024
(Callable 09/15/2024)	1,094,000	1,062,065
2.823%, 05/20/2030
(Callable 02/20/2030)	15,000,000	13,118,920
4.875%, 05/15/2044
(Callable 11/15/2043)	10,815,000	9,544,572
Bell Canada, Inc.:
5.100%, 05/11/2033
(Callable 02/11/2033)(1)	11,000,000	10,865,008
4.464%, 04/01/2048
(Callable 10/01/2047)(1)	1,225,000	1,062,746
4.300%, 07/29/2049
(Callable 01/29/2049)(1)	4,123,000	3,487,862
Berry Global, Inc.,
5.500%, 04/15/2028
(Callable 03/15/2028)(2)	19,345,000	19,037,412
Bimbo Bakeries USA, Inc.,
4.000%, 05/17/2051
(Callable 11/17/2050)(1)(2)	20,009,000	16,061,582
Boardwalk Pipelines LP:
4.950%, 12/15/2024
(Callable 09/15/2024)	27,631,000	27,180,258
5.950%, 06/01/2026
(Callable 03/01/2026)	28,506,000	28,723,883
4.450%, 07/15/2027
(Callable 04/15/2027)	14,877,000	14,193,549
4.800%, 05/03/2029
(Callable 02/03/2029)	16,918,000	16,221,134
3.400%, 02/15/2031
(Callable 11/15/2030)	5,825,000	5,003,573
3.600%, 09/01/2032
(Callable 06/01/2032)	25,550,000	21,691,080
Boeing Co.:
2.196%, 02/04/2026
(Callable 07/11/2023)	47,500,000	43,595,891
5.040%, 05/01/2027
(Callable 03/01/2027)	5,140,000	5,077,125
5.150%, 05/01/2030
(Callable 02/01/2030)	26,150,000	25,897,656
Bon Secours Mercy Health, Inc.:
3.464%, 06/01/2030
(Callable 12/01/2029)	8,000,000	7,182,793
3.205%, 06/01/2050
(Callable 12/01/2049)	10,800,000	7,531,679
BorgWarner, Inc.,
5.000%, 10/01/2025(2)	27,301,000	26,806,410
Boston Scientific Corp.,
1.900%, 06/01/2025
(Callable 05/01/2025)	15,000,000	14,059,090
BP Capital Markets America, Inc.:
4.812%, 02/13/2033
(Callable 11/13/2032)(1)	7,600,000	7,489,546
4.893%, 09/11/2033
(Callable 06/11/2033)(1)	8,350,000	8,263,780
Bristol-Myers Squibb Co.,
3.700%, 03/15/2052
(Callable 09/15/2051)	10,000,000	8,108,863
British Telecommunications PLC,
9.625%, 12/15/2030(1)	47,015,000	57,845,837
Broadcom, Inc.:
3.625%, 10/15/2024
(Callable 09/15/2024)	13,075,000	12,711,456
3.150%, 11/15/2025
(Callable 10/15/2025)	23,600,000	22,419,803
4.000%, 04/15/2029
(Callable 02/15/2029)(2)	6,000,000	5,541,623
4.750%, 04/15/2029
(Callable 01/15/2029)	43,900,000	42,468,745
5.000%, 04/15/2030
(Callable 01/15/2030)	11,000,000	10,799,269
4.150%, 11/15/2030
(Callable 08/15/2030)	6,000,000	5,520,295
4.150%, 04/15/2032
(Callable 01/15/2032)(2)	33,000,000	29,890,422
3.137%, 11/15/2035
(Callable 08/15/2035)(2)	12,000,000	9,204,541
3.500%, 02/15/2041
(Callable 08/15/2040)(2)	21,000,000	15,708,559
Broadridge Financial Solutions, Inc.,
2.900%, 12/01/2029
(Callable 09/01/2029)	11,300,000	9,637,034

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Bunge Limited Finance Corp.:
1.630%, 08/17/2025
(Callable 07/17/2025)	$10,000,000	$9,200,562
3.250%, 08/15/2026
(Callable 05/15/2026)	11,550,000	10,864,911
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045
(Callable 10/01/2044)	3,000,000	2,609,498
Cameron LNG LLC,
3.302%, 01/15/2035
(Callable 09/15/2034)(2)	20,000,000	16,672,084
Campbell Soup Co.,
3.950%, 03/15/2025
(Callable 01/15/2025)	21,325,000	20,723,091
Canadian Natural Resources Ltd.,
6.500%, 02/15/2037(1)	982,000	996,125
Canadian Pacific Railway Co.:
4.700%, 05/01/2048
(Callable 11/01/2047)(1)	10,075,000	9,148,254
3.500%, 05/01/2050
(Callable 11/01/2049)(1)	12,000,000	9,175,102
Cargill, Inc.,
4.750%, 04/24/2033
(Callable 01/24/2033)(2)	10,200,000	10,053,701
Carlisle Companies, Inc.:
3.500%, 12/01/2024
(Callable 10/01/2024)	5,000,000	4,824,657
2.750%, 03/01/2030
(Callable 12/01/2029)	16,000,000	13,638,708
Carrier Global Corp.:
2.242%, 02/15/2025
(Callable 01/15/2025)	1,130,000	1,068,706
2.493%, 02/15/2027
(Callable 12/15/2026)	25,975,000	23,669,957
2.722%, 02/15/2030
(Callable 11/15/2029)	6,861,000	5,905,357
2.700%, 02/15/2031
(Callable 11/15/2030)	18,500,000	15,575,023
3.377%, 04/05/2040
(Callable 10/05/2039)	10,000,000	7,676,758
CBRE Services, Inc.,
5.950%, 08/15/2034
(Callable 05/15/2034)	20,000,000	19,748,496
CCL Industries, Inc.,
3.050%, 06/01/2030
(Callable 03/01/2030)(1)(2)	20,000,000	16,893,270
CDW LLC / CDW Finance Corp.,
2.670%, 12/01/2026
(Callable 11/01/2026)	9,000,000	8,080,920
Celanese US Holdings LLC:
3.500%, 05/08/2024
(Callable 04/08/2024)	10,640,000	10,412,909
6.330%, 07/15/2029
(Callable 05/15/2029)	8,675,000	8,615,304
Cellnex Finance Co.,
3.875%, 07/07/2041
(Callable 04/07/2041)(1)(2)	51,774,000	37,934,726
Celulosa Arauco y Constitucion SA,
3.875%, 11/02/2027
(Callable 08/02/2027)(1)	12,000,000	11,028,182
CF Industries, Inc.,
5.150%, 03/15/2034	3,000,000	2,869,939
Charter Communications
Operating LLC:
4.908%, 07/23/2025
(Callable 04/23/2025)	54,750,000	53,690,415
3.750%, 02/15/2028
(Callable 11/15/2027)	5,000,000	4,583,644
5.050%, 03/30/2029
(Callable 12/30/2028)	36,857,000	35,145,634
2.300%, 02/01/2032
(Callable 11/01/2031)	15,525,000	11,752,437
6.384%, 10/23/2035
(Callable 04/23/2035)	40,506,000	39,480,583
3.500%, 06/01/2041
(Callable 12/01/2040)	22,225,000	15,033,087
3.500%, 03/01/2042
(Callable 09/01/2041)	11,050,000	7,391,316
4.400%, 12/01/2061
(Callable 06/01/2061)	24,375,000	16,454,360
Cheniere Corpus Christi Holdings LLC,
5.875%, 03/31/2025
(Callable 10/02/2024)	5,646,000	5,618,900
Cheniere Energy Partners LP,
5.950%, 06/30/2033
(Callable 12/30/2032)(2)	26,000,000	26,075,660
Church & Dwight Co., Inc.,
5.000%, 06/15/2052
(Callable 12/15/2051)	6,725,000	6,648,796
Cia Cervecerias Unidas SA,
3.350%, 01/19/2032
(Callable 10/19/2031)(1)(2)	25,000,000	21,312,750
Cigna Corp.:
4.125%, 11/15/2025
(Callable 09/15/2025)	3,190,000	3,105,469
4.500%, 02/25/2026
(Callable 11/27/2025)	9,810,000	9,596,533
2.400%, 03/15/2030
(Callable 12/15/2029)	15,000,000	12,744,331
4.800%, 08/15/2038
(Callable 02/15/2038)	5,000,000	4,720,064
CNH Industrial Capital LLC,
1.875%, 01/15/2026
(Callable 12/15/2025)(1)	20,000,000	18,263,071
CNH Industrial NV,
3.850%, 11/15/2027
(Callable 08/15/2027)(1)	23,656,000	22,227,500
Columbia Pipeline Group, Inc.:
4.500%, 06/01/2025
(Callable 03/01/2025)(1)	6,199,000	6,049,061
5.800%, 06/01/2045
(Callable 12/01/2044)(1)	10,776,000	10,630,048
Comcast Corp.:
3.300%, 04/01/2027
(Callable 02/01/2027)	9,125,000	8,629,477
3.200%, 07/15/2036
(Callable 01/15/2036)	6,000,000	4,922,190
3.969%, 11/01/2047
(Callable 05/01/2047)	8,622,000	7,140,995
5.350%, 05/15/2053
(Callable 11/15/2052)	19,000,000	19,291,064
2.987%, 11/01/2063
(Callable 05/01/2063)	14,646,000	9,279,509
CommonSpirit Health,
3.347%, 10/01/2029
(Callable 04/01/2029)	17,635,000	15,514,397

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Conagra Brands, Inc.:
7.125%, 10/01/2026	$6,441,000	$6,668,757
7.000%, 10/01/2028	4,300,000	4,587,452
5.300%, 11/01/2038
(Callable 05/01/2038)	5,000,000	4,804,336
Constellation Brands, Inc.,
4.900%, 05/01/2033
(Callable 02/01/2033)	7,950,000	7,811,166
Corning, Inc.,
4.375%, 11/15/2057
(Callable 05/15/2057)	9,000,000	7,289,629
Cox Communications, Inc.:
3.850%, 02/01/2025
(Callable 11/01/2024)(2)	4,725,000	4,570,939
3.350%, 09/15/2026
(Callable 06/15/2026)(2)	25,300,000	23,686,841
5.700%, 06/15/2033
(Callable 03/15/2033)(2)	5,900,000	5,950,452
4.800%, 02/01/2035
(Callable 08/01/2034)(2)	14,000,000	12,606,420
3.600%, 06/15/2051
(Callable 12/15/2050)(2)	21,000,000	14,700,398
Crown Castle, Inc.,
5.100%, 05/01/2033
(Callable 02/01/2033)	20,400,000	20,046,761
CSL Finance PLC,
4.050%, 04/27/2029
(Callable 02/27/2029)(2)	7,500,000	7,116,181
CSX Corp.,
4.650%, 03/01/2068
(Callable 09/01/2067)	9,000,000	8,054,919
CVS Health Corp.:
3.625%, 04/01/2027
(Callable 02/01/2027)	3,000,000	2,847,850
3.250%, 08/15/2029
(Callable 05/15/2029)	8,000,000	7,184,210
5.300%, 06/01/2033
(Callable 03/01/2033)	6,500,000	6,489,905
4.780%, 03/25/2038
(Callable 09/25/2037)	40,059,000	36,969,309
2.700%, 08/21/2040
(Callable 02/21/2040)	5,000,000	3,490,163
5.125%, 07/20/2045
(Callable 01/20/2045)	44,155,000	40,849,184
5.050%, 03/25/2048
(Callable 09/25/2047)	42,300,000	38,989,718
5.875%, 06/01/2053
(Callable 12/01/2052)	9,000,000	9,229,070
Dell International LLC / EMC Corp.:
6.020%, 06/15/2026
(Callable 03/15/2026)	80,596,000	81,918,517
5.300%, 10/01/2029
(Callable 07/01/2029)	6,000,000	5,956,254
Dentsply Sirona,
3.250%, 06/01/2030
(Callable 03/01/2030)	27,000,000	23,360,128
Deutsche Telekom
International Finance BV,
9.625%, 06/15/2030(1)	8,661,000	10,372,276
Dignity Health,
5.267%, 11/01/2064	2,921,000	2,741,740
Dollar General Corp.,
3.500%, 04/03/2030
(Callable 01/03/2030)	7,000,000	6,277,122
DuPont de Nemours, Inc.:
4.493%, 11/15/2025
(Callable 09/15/2025)	10,000,000	9,793,479
5.319%, 11/15/2038
(Callable 05/15/2038)	29,000,000	28,733,517
DXC Technology Co.:
1.800%, 09/15/2026
(Callable 08/15/2026)	29,000,000	25,204,818
2.375%, 09/15/2028
(Callable 07/15/2028)	79,050,000	65,881,074
Eagle Materials, Inc.,
2.500%, 07/01/2031
(Callable 04/01/2031)	8,700,000	7,095,525
Eastern Gas Transmission & Storage, Inc.:
4.800%, 11/01/2043
(Callable 05/01/2043)	4,017,000	3,491,750
4.600%, 12/15/2044
(Callable 06/15/2044)	3,674,000	3,092,445
Eaton Corp.,
4.700%, 08/23/2052
(Callable 02/23/2052)	6,325,000	6,058,930
Element Fleet Management Corp.:
3.850%, 06/15/2025
(Callable 05/15/2025)(1)(2)	18,492,000	17,485,106
6.271%, 06/26/2026
(Callable 05/26/2026)(1)(2)	40,000,000	39,860,035
Enbridge Energy Partners LP:
7.500%, 04/15/2038(1)	4,500,000	5,047,919
7.375%, 10/15/2045
(Callable 04/15/2045)(1)	20,000,000	23,022,577
Energy Transfer LP:
6.022%, 05/15/2024
(Callable 02/15/2024)	5,000,000	4,915,365
3.900%, 07/15/2026
(Callable 04/15/2026)	10,000,000	9,503,407
5.500%, 06/01/2027
(Callable 03/01/2027)	7,019,000	6,980,957
4.000%, 10/01/2027
(Callable 07/01/2027)	2,000,000	1,872,796
5.250%, 04/15/2029
(Callable 01/15/2029)	22,666,000	22,127,507
3.750%, 05/15/2030
(Callable 02/15/2030)	2,775,000	2,503,905
4.900%, 03/15/2035
(Callable 09/15/2034)	4,550,000	4,170,362
6.625%, 10/15/2036	15,094,000	15,440,092
5.800%, 06/15/2038
(Callable 12/15/2037)	9,539,000	9,139,272
7.500%, 07/01/2038	20,729,000	22,729,095
6.050%, 06/01/2041
(Callable 12/01/2040)	1,611,000	1,546,796
6.500%, 02/01/2042
(Callable 08/01/2041)	7,603,000	7,699,825
5.950%, 10/01/2043
(Callable 04/01/2043)	3,550,000	3,311,894
6.125%, 12/15/2045
(Callable 06/15/2045)	5,797,000	5,507,486
5.400%, 10/01/2047
(Callable 04/01/2047)	7,425,000	6,544,190
6.000%, 06/15/2048
(Callable 12/15/2047)	10,000,000	9,483,041
6.250%, 04/15/2049
(Callable 10/15/2048)	3,850,000	3,760,213
The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Energy Transfer Partners LP,
4.050%, 03/15/2025
(Callable 12/15/2024)	$21,190,000	$20,594,702
Eni SpA,
4.250%, 05/09/2029
(Callable 02/09/2029)(1)(2)	18,250,000	17,222,122
Enterprise Products Operating LLC:
5.750%, 03/01/2035	4,930,000	4,891,565
3.200%, 02/15/2052
(Callable 08/15/2051)	30,725,000	21,580,021
EQT Corp.:
5.700%, 04/01/2028
(Callable 03/01/2028)	10,000,000	9,869,675
7.000%, 02/01/2030
(Callable 11/01/2029)	5,493,000	5,751,336
EQT Midstream Partners LP:
4.000%, 08/01/2024
(Callable 05/01/2024)	1,123,000	1,098,592
4.125%, 12/01/2026
(Callable 09/01/2026)	10,000,000	9,300,340
Equifax, Inc.,
5.100%, 06/01/2028
(Callable 05/01/2028)	15,000,000	14,774,638
Equinix, Inc.:
3.200%, 11/18/2029
(Callable 08/18/2029)	2,000,000	1,755,847
2.150%, 07/15/2030
(Callable 04/15/2030)	7,675,000	6,202,556
ERAC USA Finance LLC,
3.300%, 12/01/2026
(Callable 09/01/2026)(2)	20,225,000	18,790,780
Exxon Mobil Corp.,
2.992%, 03/19/2025
(Callable 02/19/2025)	33,700,000	32,466,334
FedEx Corp.,
4.950%, 10/17/2048
(Callable 04/17/2048)	15,000,000	13,768,776
Ferguson Finance PLC:
4.500%, 10/24/2028
(Callable 07/24/2028)(2)	43,025,000	41,225,898
3.250%, 06/02/2030
(Callable 03/02/2030)(2)	28,100,000	24,383,466
4.650%, 04/20/2032
(Callable 01/20/2032)(2)	28,125,000	26,522,853
Fidelity National
Information Services, Inc.:
5.100%, 07/15/2032
(Callable 04/15/2032)	4,500,000	4,366,201
3.100%, 03/01/2041
(Callable 09/01/2040)	7,100,000	4,885,963
4.500%, 08/15/2046
(Callable 02/15/2046)	23,740,000	18,921,870
Fiserv, Inc.:
3.200%, 07/01/2026
(Callable 05/01/2026)	11,650,000	10,931,944
4.200%, 10/01/2028
(Callable 07/01/2028)	5,000,000	4,789,013
3.500%, 07/01/2029
(Callable 04/01/2029)	4,307,000	3,931,152
2.650%, 06/01/2030
(Callable 03/01/2030)	28,900,000	24,628,725
4.400%, 07/01/2049
(Callable 01/01/2049)	11,000,000	9,294,697
Flex Intermediate Holdco LLC,
3.363%, 06/30/2031
(Callable 12/30/2030)(2)	16,000,000	12,720,863
Flex Ltd.:
3.750%, 02/01/2026
(Callable 01/01/2026)	15,000,000	14,255,587
6.000%, 01/15/2028
(Callable 12/15/2027)	20,000,000	20,311,517
4.875%, 06/15/2029
(Callable 03/15/2029)	30,627,000	29,292,650
4.875%, 05/12/2030
(Callable 02/12/2030)	21,830,000	21,083,265
FLIR Systems, Inc.,
2.500%, 08/01/2030
(Callable 05/01/2030)	7,000,000	5,785,089
Florida Gas Transmission Co. LLC,
2.550%, 07/01/2030
(Callable 04/01/2030)(2)	18,500,000	15,406,942
Flowserve Corp.,
2.800%, 01/15/2032
(Callable 10/15/2031)	9,625,000	7,669,502
FMC Corp.:
4.100%, 02/01/2024
(Callable 11/01/2023)	46,920,000	46,316,979
3.200%, 10/01/2026
(Callable 08/01/2026)	5,000,000	4,640,875
Ford Motor Credit Co. LLC:
5.584%, 03/18/2024
(Callable 02/18/2024)	9,350,000	9,284,048
3.664%, 09/08/2024	5,565,000	5,377,604
Fortune Brands Home & Security, Inc.,
3.250%, 09/15/2029
(Callable 06/15/2029)	15,000,000	13,113,693
Fortune Brands Innovations, Inc.,
5.875%, 06/01/2033
(Callable 03/01/2033)	24,000,000	24,031,246
Freeport-McMoRan, Inc.:
4.250%, 03/01/2030
(Callable 03/01/2025)	8,000,000	7,372,288
4.625%, 08/01/2030
(Callable 08/01/2025)	5,000,000	4,711,250
5.450%, 03/15/2043
(Callable 09/15/2042)	8,750,000	8,158,883
Fresenius Medical Care
US Finance II, Inc.,
4.750%, 10/15/2024
(Callable 07/17/2024)(1)(2)	14,530,000	14,223,530
Fresenius Medical Care
US Finance III, Inc.:
1.875%, 12/01/2026
(Callable 11/01/2026)(1)(2)	4,200,000	3,622,822
3.750%, 06/15/2029
(Callable 03/15/2029)(1)(2)	24,200,000	21,262,371
2.375%, 02/16/2031
(Callable 11/16/2030)(1)(2)	25,000,000	18,968,541
3.000%, 12/01/2031
(Callable 09/01/2031)(1)(2)	10,000,000	7,763,296
GE Capital Funding LLC,
4.550%, 05/15/2032
(Callable 02/15/2032)	10,716,000	10,404,265
General Motors Co.,
6.125%, 10/01/2025
(Callable 09/01/2025)	21,479,000	21,625,713

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
General Motors Financial Co., Inc.:
2.900%, 02/26/2025
(Callable 01/26/2025)	$13,000,000	$12,334,812
6.050%, 10/10/2025	22,125,000	22,163,704
1.250%, 01/08/2026
(Callable 12/08/2025)	19,000,000	16,952,048
5.400%, 04/06/2026	20,000,000	19,771,139
2.350%, 02/26/2027
(Callable 01/26/2027)	11,000,000	9,805,279
5.800%, 06/23/2028
(Callable 05/23/2028)	30,000,000	29,885,552
Genpact Luxembourg Sarl,
3.375%, 12/01/2024
(Callable 11/01/2024)	59,575,000	57,419,674
Genpact Luxembourg SARL,
1.750%, 04/10/2026
(Callable 03/10/2026)	25,000,000	22,391,849
Gilead Sciences, Inc.,
4.600%, 09/01/2035
(Callable 03/01/2035)	4,600,000	4,429,066
Glencore Finance (Canada) Ltd.,
5.550%, 10/25/2042(1)(2)	5,000,000	4,650,237
Glencore Funding LLC:
4.000%, 04/16/2025(1)(2)	4,450,000	4,320,488
4.000%, 03/27/2027
(Callable 12/27/2026)(1)(2)	25,550,000	24,351,594
3.875%, 10/27/2027
(Callable 07/27/2027)(1)(2)	2,000,000	1,866,640
4.875%, 03/12/2029
(Callable 12/12/2028)(1)(2)	11,000,000	10,589,872
2.500%, 09/01/2030
(Callable 06/01/2030)(1)(2)	61,437,000	50,306,278
5.700%, 05/08/2033
(Callable 02/08/2033)(1)(2)	20,000,000	19,843,504
3.875%, 04/27/2051
(Callable 10/27/2050)(1)(2)	6,000,000	4,452,136
3.375%, 09/23/2051
(Callable 03/23/2051)(1)(2)	6,000,000	4,040,278
Global Payments, Inc.:
4.800%, 04/01/2026
(Callable 01/01/2026)	13,830,000	13,500,702
3.200%, 08/15/2029
(Callable 05/15/2029)	7,500,000	6,518,885
2.900%, 05/15/2030
(Callable 02/15/2030)	14,467,000	12,261,905
Grupo Bimbo SAB de CV:
4.875%, 06/27/2044(1)(2)	8,250,000	7,653,897
4.700%, 11/10/2047
(Callable 05/10/2047)(1)(2)	25,000,000	22,521,370
4.000%, 09/06/2049(1)(2)	7,300,000	5,899,200
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025
(Callable 06/15/2025)(2)	5,000,000	4,804,153
HCA, Inc.:
5.250%, 04/15/2025	30,686,000	30,291,965
4.500%, 02/15/2027
(Callable 08/15/2026)	15,000,000	14,470,030
4.125%, 06/15/2029
(Callable 03/15/2029)	15,000,000	13,880,831
3.500%, 09/01/2030
(Callable 03/01/2030)	14,405,000	12,626,697
3.625%, 03/15/2032
(Callable 12/15/2031)(2)	16,000,000	13,888,134
4.625%, 03/15/2052
(Callable 09/15/2051)(2)	20,000,000	16,434,935
5.900%, 06/01/2053
(Callable 12/01/2052)	8,275,000	8,197,613
HF Sinclair Corp.,
4.500%, 10/01/2030
(Callable 07/01/2030)	8,000,000	7,094,352
HP, Inc.:
2.200%, 06/17/2025
(Callable 05/17/2025)	15,000,000	14,108,707
3.000%, 06/17/2027
(Callable 04/17/2027)	35,000,000	32,285,765
Hubbell, Inc.,
3.150%, 08/15/2027
(Callable 05/15/2027)	11,700,000	10,802,279
Huntington Ingalls Industries, Inc.,
2.043%, 08/16/2028
(Callable 06/16/2028)	35,513,000	29,818,438
Hutchison Whampoa International Ltd.,
3.625%, 10/31/2024(1)(2)	7,850,000	7,637,430
Hyundai Capital America:
1.250%, 09/18/2023(1)(2)	14,000,000	13,866,704
3.400%, 06/20/2024(1)(2)	19,025,000	18,548,211
1.800%, 10/15/2025
(Callable 09/15/2025)(1)(2)	3,000,000	2,736,560
1.300%, 01/08/2026
(Callable 12/08/2025)(1)(2)	10,000,000	8,947,284
1.650%, 09/17/2026
(Callable 08/17/2026)(1)(2)	22,550,000	19,866,393
5.680%, 06/26/2028
(Callable 05/26/2028)(1)(2)	36,375,000	36,083,838
Infor, Inc.,
1.750%, 07/15/2025
(Callable 06/15/2025)(2)	17,375,000	15,864,201
Ingersoll-Rand Luxembourg Finance SA,
4.500%, 03/21/2049
(Callable 09/21/2048)	10,000,000	8,817,763
Ingredion, Inc.,
2.900%, 06/01/2030
(Callable 03/01/2030)	26,775,000	23,132,889
Intel Corp.:
5.200%, 02/10/2033
(Callable 11/10/2032)	5,000,000	5,047,390
4.900%, 08/05/2052
(Callable 02/05/2052)	10,000,000	9,229,687
5.700%, 02/10/2053
(Callable 08/10/2052)	7,175,000	7,299,093
International Business Machines Corp.,
4.150%, 05/15/2039	11,325,000	9,952,673
International Flavors & Fragrances, Inc.,
1.832%, 10/15/2027
(Callable 08/15/2027)(2)	10,000,000	8,432,453
IQVIA, Inc.,
5.700%, 05/15/2028
(Callable 04/15/2028)(2)	8,475,000	8,390,250
JAB Holdings BV:
2.200%, 11/23/2030
(Callable 08/23/2030)(1)(2)	18,925,000	14,874,870
4.500%, 04/08/2052
(Callable 10/08/2051)(1)(2)	20,750,000	16,013,200
Jacobs Engineering Group, Inc.,
5.900%, 03/01/2033
(Callable 12/01/2032)	16,784,000	16,466,473

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
JBS USA Lux SA / JBS USA Food Co. /
JBS USA Finance, Inc.:
3.000%, 02/02/2029
(Callable 12/02/2028)(2)	$10,000,000	$8,480,099
3.000%, 05/15/2032
(Callable 02/15/2032)(2)	18,525,000	14,217,017
JBS USA LUX SA / JBS USA Food Co. /
JBS USA Finance, Inc.,
5.750%, 04/01/2033
(Callable 01/01/2033)(2)	35,975,000	33,814,807
JM Smucker Co.:
3.500%, 03/15/2025	5,000,000	4,831,131
2.375%, 03/15/2030
(Callable 12/15/2029)	9,125,000	7,763,730
Johnson Controls International PLC:
3.900%, 02/14/2026
(Callable 11/14/2025)	3,645,000	3,504,958
6.000%, 01/15/2036	892,000	924,672
4.500%, 02/15/2047
(Callable 08/15/2046)	4,400,000	3,831,709
4.950%, 07/02/2064
(Callable 01/02/2064)(7)	4,029,000	3,577,733
Kellogg Co.,
2.100%, 06/01/2030
(Callable 03/01/2030)	20,000,000	16,572,326
Keurig Dr Pepper, Inc.,
3.950%, 04/15/2029
(Callable 02/15/2029)	17,650,000	16,622,887
Keysight Technologies, Inc.,
4.600%, 04/06/2027
(Callable 01/06/2027)	36,562,000	35,976,658
Kimberly-Clark de Mexico SAB de CV,
2.431%, 07/01/2031
(Callable 04/01/2031)(1)(2)	19,321,000	16,390,970
Kinder Morgan Energy Partners LP:
4.300%, 05/01/2024
(Callable 02/01/2024)	10,000,000	9,864,980
7.300%, 08/15/2033	8,103,000	8,824,885
5.800%, 03/15/2035	2,150,000	2,121,191
6.500%, 02/01/2037	6,400,000	6,579,354
6.950%, 01/15/2038	14,008,000	15,043,148
6.500%, 09/01/2039	5,359,000	5,480,390
7.500%, 11/15/2040	7,917,000	8,790,118
Kinder Morgan, Inc.:
5.625%, 11/15/2023
(Callable 08/15/2023)(2)	5,017,000	5,013,967
8.050%, 10/15/2030	3,670,000	4,083,606
7.800%, 08/01/2031	16,745,000	18,831,987
7.750%, 01/15/2032	44,035,000	49,716,895
Kinross Gold Corp.,
6.875%, 09/01/2041
(Callable 03/01/2041)(1)	3,000,000	3,119,007
Kraft Heinz Foods Co.:
3.000%, 06/01/2026
(Callable 03/01/2026)	9,249,000	8,727,189
5.000%, 07/15/2035
(Callable 01/15/2035)	10,613,000	10,454,003
7.125%, 08/01/2039(2)	1,425,000	1,586,777
Kyndryl Holdings, Inc.:
2.050%, 10/15/2026
(Callable 09/15/2026)	17,000,000	14,669,484
2.700%, 10/15/2028
(Callable 08/15/2028)	50,000,000	40,684,282
L3Harris Technologies, Inc.,
3.832%, 04/27/2025
(Callable 01/27/2025)	5,000,000	4,841,901
Lafarge SA,
7.125%, 07/15/2036	13,596,000	14,668,990
Leidos, Inc.:
3.625%, 05/15/2025
(Callable 04/15/2025)	12,925,000	12,396,522
4.375%, 05/15/2030
(Callable 02/15/2030)	47,279,000	43,408,554
2.300%, 02/15/2031
(Callable 11/15/2030)	8,175,000	6,441,478
5.750%, 03/15/2033
(Callable 12/15/2032)	23,000,000	22,849,208
LKQ Corp.,
5.750%, 06/15/2028
(Callable 05/15/2028)(2)	12,000,000	11,960,968
Lowe`s Companies, Inc.,
5.750%, 07/01/2053
(Callable 01/01/2053)	3,450,000	3,515,399
Lundin Energy Finance BV,
2.000%, 07/15/2026
(Callable 06/15/2026)(1)(2)	11,348,000	10,191,507
LYB International Finance III LLC,
2.250%, 10/01/2030
(Callable 07/01/2030)	5,925,000	4,851,623
Magellan Midstream Partners LP:
3.200%, 03/15/2025
(Callable 12/15/2024)	5,000,000	4,753,754
3.950%, 03/01/2050
(Callable 09/01/2049)	5,100,000	3,642,239
Marathon Petroleum Corp.:
3.625%, 09/15/2024
(Callable 06/15/2024)	1,600,000	1,557,950
4.750%, 09/15/2044
(Callable 03/15/2044)	1,500,000	1,254,531
Marriott International, Inc.:
5.000%, 10/15/2027
(Callable 09/15/2027)	12,950,000	12,848,245
4.900%, 04/15/2029
(Callable 03/15/2029)	10,000,000	9,729,420
Marshfield Clinic Health System, Inc.,
2.703%, 02/15/2030 (Callable
08/15/2029) (Insured by AGM)	23,125,000	19,451,817
Martin Marietta Materials, Inc.:
2.500%, 03/15/2030
(Callable 12/15/2029)	6,200,000	5,238,464
6.250%, 05/01/2037	893,000	883,994
McDonald’s Corp.,
3.300%, 07/01/2025
(Callable 06/01/2025)	3,000,000	2,892,014
Mercedes-Benz Finance
North America LLC,
5.250%, 11/29/2027(1)(2)	8,225,000	8,278,151
Microsoft Corp.:
2.921%, 03/17/2052
(Callable 09/17/2051)	3,125,000	2,324,898
3.950%, 08/08/2056
(Callable 02/08/2056)	9,903,000	8,892,337
2.675%, 06/01/2060
(Callable 12/01/2059)	2,097,000	1,406,330
Midwest Connector Capital Co. LLC,
4.625%, 04/01/2029
(Callable 01/01/2029)(2)	26,022,000	23,777,741

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Mohawk Industries, Inc.,
3.625%, 05/15/2030
(Callable 02/15/2030)	$10,000,000	$9,026,062
Molex Electronic Technologies LLC,
3.900%, 04/15/2025
(Callable 01/15/2025)(2)	9,365,000	8,911,381
Molson Coors Beverage Co.,
3.000%, 07/15/2026
(Callable 04/15/2026)	9,889,000	9,237,283
Mosaic Co.:
5.450%, 11/15/2033
(Callable 05/15/2033)	2,000,000	1,947,817
4.875%, 11/15/2041
(Callable 05/15/2041)	5,000,000	4,281,750
MPLX LP:
4.000%, 02/15/2025
(Callable 11/15/2024)	6,000,000	5,814,472
4.875%, 06/01/2025
(Callable 03/01/2025)	18,665,000	18,313,760
1.750%, 03/01/2026
(Callable 02/01/2026)	17,125,000	15,544,745
4.125%, 03/01/2027
(Callable 12/01/2026)	11,700,000	11,195,011
2.650%, 08/15/2030
(Callable 05/15/2030)	22,125,000	18,510,925
5.000%, 03/01/2033
(Callable 12/01/2032)	10,000,000	9,578,847
4.500%, 04/15/2038
(Callable 10/15/2037)	8,725,000	7,509,859
Mylan, Inc.:
4.550%, 04/15/2028
(Callable 01/15/2028)	16,705,000	15,738,146
5.200%, 04/15/2048
(Callable 10/15/2047)	9,000,000	7,012,158
Netflix, Inc.,
5.875%, 02/15/2025	5,000,000	5,020,000
Norfolk Southern Corp.,
3.050%, 05/15/2050
(Callable 11/15/2049)	17,000,000	11,753,396
Nova Southeastern University, Inc.,
4.809%, 04/01/2053	7,200,000	6,101,184
Nutrien Ltd.,
4.200%, 04/01/2029
(Callable 01/01/2029)(1)	7,000,000	6,608,865
nVent Finance Sarl:
4.550%, 04/15/2028
(Callable 01/15/2028)	32,634,000	30,526,349
5.650%, 05/15/2033
(Callable 02/15/2033)	5,000,000	4,915,531
NXP BV / NXP Funding LLC /
NXP USA, Inc.,
2.650%, 02/15/2032
(Callable 11/15/2031)(1)	10,000,000	8,095,178
Occidental Petroleum Corp.:
8.875%, 07/15/2030
(Callable 01/15/2030)	29,260,000	33,630,859
7.500%, 05/01/2031	28,703,000	31,339,083
7.875%, 09/15/2031	6,320,000	7,045,553
Ochsner LSU Health System
of North Louisiana,
2.510%, 05/15/2031
(Callable 11/15/2030)	26,620,000	19,694,715
OCI NV,
6.700%, 03/16/2033
(Callable 12/16/2032)(1)(2)	10,000,000	9,776,569
ONEOK, Inc.,
2.750%, 09/01/2024
(Callable 08/01/2024)	1,200,000	1,159,627
Oracle Corp.:
2.800%, 04/01/2027
(Callable 02/01/2027)	26,225,000	24,104,155
6.250%, 11/09/2032
(Callable 08/09/2032)	18,000,000	19,106,857
3.850%, 07/15/2036
(Callable 01/15/2036)	7,500,000	6,259,417
4.500%, 07/08/2044
(Callable 01/08/2044)	3,000,000	2,507,152
4.000%, 11/15/2047
(Callable 05/15/2047)	10,250,000	7,891,313
3.950%, 03/25/2051
(Callable 09/25/2050)	3,300,000	2,495,203
6.900%, 11/09/2052
(Callable 05/09/2052)	56,775,000	63,722,426
Orange SA,
9.000%, 03/01/2031(1)	29,044,000	35,672,760
Otis Worldwide Corp.,
3.362%, 02/15/2050
(Callable 08/15/2049)	3,025,000	2,220,436
PeaceHealth Obligated Group,
3.218%, 11/15/2050
(Callable 05/15/2050)	7,200,000	4,856,221
Penske Truck Leasing Co.:
2.700%, 11/01/2024
(Callable 10/01/2024)(2)	5,275,000	5,033,260
4.000%, 07/15/2025
(Callable 06/15/2025)(2)	31,150,000	29,796,388
5.875%, 11/15/2027
(Callable 10/15/2027)(2)	12,000,000	11,896,656
5.550%, 05/01/2028
(Callable 04/01/2028)(2)	24,065,000	23,693,791
3.350%, 11/01/2029
(Callable 08/01/2029)(2)	2,199,000	1,875,580
PerkinElmer, Inc.:
3.300%, 09/15/2029
(Callable 06/15/2029)	24,200,000	21,624,643
3.625%, 03/15/2051
(Callable 09/15/2050)	12,000,000	8,728,393
Perrigo Finance Unlimited Co.:
4.375%, 03/15/2026
(Callable 12/15/2025)	4,875,000	4,634,507
4.400%, 06/15/2030
(Callable 03/15/2030)	10,000,000	8,849,033
Pfizer Investment Enterprises Pte Ltd.,
5.300%, 05/19/2053
(Callable 11/19/2052)	18,650,000	19,390,056
Phillips 66 Co.:
3.605%, 02/15/2025
(Callable 11/15/2024)	3,000,000	2,894,605
3.850%, 04/09/2025
(Callable 03/09/2025)	8,000,000	7,777,531
3.550%, 10/01/2026
(Callable 07/01/2026)	7,000,000	6,566,106
3.150%, 12/15/2029
(Callable 09/15/2029)	12,000,000	10,469,765
2.150%, 12/15/2030
(Callable 09/15/2030)	12,000,000	9,791,861

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Phillips 66 Co.: (cont.)
5.875%, 05/01/2042	$6,000,000	$6,221,085
4.875%, 11/15/2044
(Callable 05/15/2044)	26,130,000	23,946,868
Pilgrim’s Pride Corp.,
6.250%, 07/01/2033
(Callable 04/01/2033)	39,117,000	37,888,413
Plains All American Pipeline LP /
PAA Finance Corp.,
3.550%, 12/15/2029
(Callable 09/15/2029)	10,000,000	8,811,877
Premier Health Partners,
2.911%, 11/15/2026
(Callable 05/15/2026)	33,267,000	29,361,816
Quanta Services, Inc.,
2.900%, 10/01/2030
(Callable 07/01/2030)	8,275,000	7,029,896
Raytheon Technologies Corp.:
3.500%, 03/15/2027
(Callable 12/15/2026)	9,578,000	9,102,695
2.250%, 07/01/2030
(Callable 04/01/2030)	24,375,000	20,559,930
4.350%, 04/15/2047
(Callable 10/15/2046)	9,175,000	8,130,751
3.125%, 07/01/2050
(Callable 01/01/2050)	6,000,000	4,344,961
Regal Rexnord Corp.:
6.300%, 02/15/2030
(Callable 12/15/2029)(2)	5,000,000	4,985,200
6.400%, 04/15/2033
(Callable 01/15/2033)(2)	15,129,000	15,116,246
Reliance Industries Ltd.,
2.875%, 01/12/2032(1)(2)	26,000,000	21,675,264
Reliance Steel & Aluminum Co.:
2.150%, 08/15/2030
(Callable 05/15/2030)	10,000,000	8,148,087
6.850%, 11/15/2036	1,650,000	1,776,679
Republic Services, Inc.,
5.000%, 04/01/2034
(Callable 01/01/2034)	10,000,000	9,977,536
Rio Tinto Alcan, Inc.,
5.750%, 06/01/2035(1)	446,000	457,951
Roche Holdings, Inc.,
2.607%, 12/13/2051
(Callable 06/13/2051)(2)	7,000,000	4,743,613
Rogers Communications, Inc.:
3.800%, 03/15/2032
(Callable 12/15/2031)(1)(2)	13,000,000	11,363,583
4.500%, 03/15/2042
(Callable 09/15/2041)(1)(2)	8,750,000	7,263,392
5.450%, 10/01/2043
(Callable 04/01/2043)(1)	16,560,000	15,166,875
RPM International, Inc.,
2.950%, 01/15/2032
(Callable 10/15/2031)	7,350,000	5,814,360
Ryder System, Inc.:
5.650%, 03/01/2028
(Callable 02/01/2028)	14,110,000	14,115,892
5.250%, 06/01/2028
(Callable 05/01/2028)	12,000,000	11,848,323
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025
(Callable 12/01/2024)	32,000,000	31,873,856
5.875%, 06/30/2026
(Callable 12/31/2025)	60,000,000	60,491,162
4.500%, 05/15/2030
(Callable 11/15/2029)	43,842,000	41,674,549
5.900%, 09/15/2037
(Callable 03/15/2037)(2)	10,000,000	10,143,260
Samarco Mineracao SA,
5.750%, 10/24/2023(1)(2)(9)	4,463,000	2,983,197
Santos Finance Ltd.,
3.649%, 04/29/2031
(Callable 01/29/2031)(1)(2)	9,000,000	7,471,695
Shell International Finance BV:
3.250%, 05/11/2025(1)	5,725,000	5,533,437
4.125%, 05/11/2035(1)	10,000,000	9,284,511
Sherwin-Williams Co.,
4.500%, 06/01/2047
(Callable 12/01/2046)	9,000,000	7,879,882
SK Hynix, Inc.,
1.500%, 01/19/2026(1)(2)	21,852,000	19,362,177
SK Telecom Co. Ltd.,
6.625%, 07/20/2027(1)(2)	1,339,000	1,413,409
Smith & Nephew PLC,
2.032%, 10/14/2030
(Callable 07/14/2030)(1)	14,575,000	11,791,946
Smithfield Foods, Inc.:
3.000%, 10/15/2030
(Callable 07/15/2030)(1)(2)	10,000,000	7,840,565
2.625%, 09/13/2031
(Callable 06/13/2031)(1)(2)	20,000,000	14,779,477
Sodexo, Inc.,
1.634%, 04/16/2026
(Callable 03/16/2026)(1)(2)	7,000,000	6,287,687
Solvay Finance America LLC,
4.450%, 12/03/2025
(Callable 09/03/2025)(1)(2)	61,307,000	58,812,473
Southern Copper Corp.,
7.500%, 07/27/2035(1)	5,000,000	5,806,600
Spectra Energy Partners LP,
4.500%, 03/15/2045
(Callable 09/15/2044)(1)	12,000,000	9,885,375
Stanley Black & Decker, Inc.,
6.000%, 03/06/2028
(Callable 02/06/2028)	10,000,000	10,279,753
Steel Dynamics, Inc.:
2.400%, 06/15/2025
(Callable 05/15/2025)	5,000,000	4,670,010
3.250%, 01/15/2031
(Callable 10/15/2030)	7,000,000	6,066,961
Stellantis Finance US, Inc.:
1.711%, 01/29/2027
(Callable 12/29/2026)(2)	8,175,000	7,163,244
5.625%, 01/12/2028
(Callable 12/12/2027)(2)	5,575,000	5,623,561
STERIS Irish FinCo Unlimited Co.,
3.750%, 03/15/2051
(Callable 09/15/2050)	7,500,000	5,627,559
Suntory Holdings Ltd.,
2.250%, 10/16/2024
(Callable 09/16/2024)(1)(2)	8,500,000	8,071,687
Synnex Corporation,
1.750%, 08/09/2026
(Callable 07/09/2026)	34,843,000	30,367,835
Sysco Corp.:
3.300%, 07/15/2026
(Callable 04/15/2026)	11,550,000	10,909,184
5.950%, 04/01/2030
(Callable 01/01/2030)	4,000,000	4,187,304
The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Sysco Corp.: (cont.)
6.600%, 04/01/2050
(Callable 10/01/2049)	$12,455,000	$14,196,888
3.150%, 12/14/2051
(Callable 06/14/2051)	9,000,000	6,235,147
Takeda Pharmaceutical Co. Ltd.,
3.175%, 07/09/2050
(Callable 01/09/2050)(1)	10,000,000	7,043,432
Targa Resources Corp.:
5.200%, 07/01/2027
(Callable 06/01/2027)	15,000,000	14,726,731
6.125%, 03/15/2033
(Callable 12/15/2032)	22,200,000	22,683,737
TC PipeLines LP:
4.375%, 03/13/2025
(Callable 12/13/2024)(1)	31,115,000	30,219,203
3.900%, 05/25/2027
(Callable 02/25/2027)(1)	30,327,000	28,872,330
Telecom Italia Capital SA,
7.200%, 07/18/2036(1)	5,475,000	4,705,981
Telefonica Emisiones SA:
4.665%, 03/06/2038(1)	4,000,000	3,386,079
5.213%, 03/08/2047(1)	18,100,000	15,742,274
4.895%, 03/06/2048(1)	29,050,000	24,245,328
5.520%, 03/01/2049
(Callable 09/01/2048)(1)	18,775,000	16,874,052
Teva Pharmaceutical Finance
Netherlands III BV:
2.800%, 07/21/2023(1)	2,224,000	2,218,319
3.150%, 10/01/2026(1)	15,000,000	13,440,687
Textron, Inc.,
3.000%, 06/01/2030
(Callable 03/01/2030)	19,675,000	17,150,040
Time Warner Cable LLC:
6.550%, 05/01/2037	893,000	856,096
6.750%, 06/15/2039	2,767,000	2,659,301
Timken Co.:
3.875%, 09/01/2024
(Callable 06/01/2024)	11,255,000	10,962,645
4.500%, 12/15/2028
(Callable 09/15/2028)	6,550,000	6,224,595
T-Mobile USA, Inc.:
3.375%, 04/15/2029
(Callable 04/15/2024)	10,350,000	9,346,546
3.875%, 04/15/2030
(Callable 01/15/2030)	119,330,000	109,934,982
2.550%, 02/15/2031
(Callable 11/15/2030)	20,000,000	16,624,209
3.500%, 04/15/2031
(Callable 04/15/2026)	7,000,000	6,176,788
4.375%, 04/15/2040
(Callable 10/15/2039)	24,900,000	21,989,013
5.650%, 01/15/2053
(Callable 07/15/2052)	13,000,000	13,200,203
3.600%, 11/15/2060
(Callable 05/15/2060)	19,500,000	13,685,850
Trane Technologies Financing Ltd.,
5.250%, 03/03/2033
(Callable 12/03/2032)	11,625,000	11,769,535
TransCanada PipeLines Ltd.:
6.200%, 10/15/2037(1)	8,400,000	8,698,708
7.625%, 01/15/2039(1)	21,077,000	24,395,384
Transcontinental Gas Pipe Line Co. LLC:
7.250%, 12/01/2026	3,500,000	3,641,078
4.600%, 03/15/2048
(Callable 09/15/2047)	5,150,000	4,377,429
Triton Container International Ltd.:
2.050%, 04/15/2026
(Callable 03/15/2026)(1)(2)	20,000,000	17,458,599
3.250%, 03/15/2032
(Callable 12/15/2031)(1)	10,000,000	7,827,184
TSMC Arizona Corp.,
3.125%, 10/25/2041
(Callable 04/25/2041)(1)	3,000,000	2,396,284
TTX Co.:
3.600%, 01/15/2025(2)	5,000,000	4,839,431
3.900%, 02/01/2045
(Callable 08/01/2044)(2)	13,250,000	10,758,025
4.600%, 02/01/2049
(Callable 08/01/2048)(2)	8,325,000	7,487,591
Tyson Foods, Inc.,
5.100%, 09/23/2048
(Callable 03/28/2048)	10,000,000	9,081,940
United Rentals North America, Inc.,
6.000%, 12/15/2029
(Callable 12/15/2025)(2)	15,000,000	14,963,109
Universal Health Services, Inc.:
1.650%, 09/01/2026
(Callable 08/01/2026)	24,000,000	20,980,207
2.650%, 10/15/2030
(Callable 07/15/2030)	10,000,000	8,167,474
UPMC:
3.600%, 04/03/2025	45,000,000	43,290,053
5.035%, 05/15/2033
(Callable 02/15/2033)	9,275,000	9,054,291
Utah Acquisition Sub, Inc.,
3.950%, 06/15/2026
(Callable 03/15/2026)	37,757,000	35,861,089
Vale Overseas Ltd.:
3.750%, 07/08/2030
(Callable 04/08/2030)(1)	28,721,000	25,287,338
6.125%, 06/12/2033
(Callable 03/12/2033)(1)	42,450,000	42,525,986
8.250%, 01/17/2034(1)	13,526,000	15,737,714
6.875%, 11/21/2036(1)	45,171,000	47,237,031
6.875%, 11/10/2039(1)	16,643,000	17,420,544
Valero Energy Corp.:
2.150%, 09/15/2027
(Callable 07/15/2027)	14,150,000	12,532,550
4.000%, 04/01/2029
(Callable 01/01/2029)	15,475,000	14,580,047
6.625%, 06/15/2037	2,100,000	2,253,265
Var Energi ASA:
5.000%, 05/18/2027
(Callable 04/18/2027)(1)(2)	23,850,000	22,626,404
7.500%, 01/15/2028
(Callable 12/15/2027)(1)(2)	65,430,000	67,244,390
8.000%, 11/15/2032
(Callable 08/15/2032)(1)(2)	6,000,000	6,348,060
Verizon Communications, Inc.:
3.000%, 03/22/2027
(Callable 01/22/2027)	5,000,000	4,665,554
4.329%, 09/21/2028	3,077,000	2,966,240
2.550%, 03/21/2031
(Callable 12/21/2030)	6,600,000	5,510,558

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Verizon Communications, Inc.: (cont.)
4.500%, 08/10/2033	$16,325,000	$15,405,141
4.272%, 01/15/2036	17,148,000	15,461,277
5.250%, 03/16/2037	28,793,000	28,511,287
4.812%, 03/15/2039	36,839,000	34,466,376
2.650%, 11/20/2040
(Callable 05/20/2040)	10,000,000	6,955,953
3.400%, 03/22/2041
(Callable 09/22/2040)	3,850,000	2,971,455
4.862%, 08/21/2046	2,500,000	2,292,005
5.500%, 03/16/2047	5,650,000	5,652,753
3.700%, 03/22/2061
(Callable 09/22/2060)	26,725,000	19,434,956
Viatris, Inc.:
3.850%, 06/22/2040
(Callable 12/22/2039)	13,083,000	9,040,956
4.000%, 06/22/2050
(Callable 12/22/2049)	40,600,000	26,850,370
VICI Properties LP,
4.750%, 02/15/2028
(Callable 01/15/2028)	20,000,000	18,936,678
Viterra Finance BV:
2.000%, 04/21/2026
(Callable 03/21/2026)(1)(2)	23,641,000	21,111,942
4.900%, 04/21/2027
(Callable 03/21/2027)(1)(2)	45,000,000	43,307,263
3.200%, 04/21/2031
(Callable 01/21/2031)(1)(2)	80,020,000	67,015,423
5.250%, 04/21/2032
(Callable 01/21/2032)(1)(2)	16,631,000	15,961,888
VMware, Inc.,
1.400%, 08/15/2026
(Callable 07/15/2026)	18,850,000	16,645,341
Vodafone Group PLC:
7.875%, 02/15/2030(1)	3,100,000	3,559,058
5.000%, 05/30/2038(1)	6,800,000	6,405,740
4.375%, 02/19/2043(1)	15,554,000	13,061,980
5.625%, 02/10/2053
(Callable 08/10/2052)(1)	10,000,000	9,803,273
5.750%, 02/10/2063
(Callable 08/10/2062)(1)	5,000,000	4,834,818
Volkswagen Group of
America Finance LLC:
2.850%, 09/26/2024(1)(2)	14,000,000	13,496,662
3.350%, 05/13/2025(1)(2)	10,000,000	9,577,394
1.250%, 11/24/2025
(Callable 10/24/2025)(1)(2)	30,000,000	27,038,811
Vontier Corp.,
2.400%, 04/01/2028
(Callable 02/01/2028)	4,921,000	4,098,061
Vulcan Materials Co.,
4.700%, 03/01/2048
(Callable 09/01/2047)	3,446,000	3,071,158
Wabtec Corp.:
4.375%, 08/15/2023
(Callable 07/31/2023)	2,678,000	2,672,823
5.875%, 03/15/2024
(Callable 02/15/2024)	24,825,000	24,491,840
3.450%, 11/15/2026
(Callable 08/15/2026)	28,315,000	26,477,038
5.875%, 09/15/2028
(Callable 06/15/2028)	4,739,000	4,564,717
Walgreens Boots Alliance, Inc.:
3.450%, 06/01/2026
(Callable 03/01/2026)	2,080,000	1,950,913
3.200%, 04/15/2030
(Callable 01/15/2030)	13,575,000	11,543,818
4.800%, 11/18/2044
(Callable 05/18/2044)	5,145,000	4,242,371
4.650%, 06/01/2046
(Callable 12/01/2045)	4,000,000	3,231,937
Walmart, Inc.,
4.500%, 04/15/2053
(Callable 10/15/2052)	13,925,000	13,580,681
Warnermedia Holdings, Inc.:
6.412%, 03/15/2026
(Callable 03/15/2024)	7,000,000	7,005,787
4.054%, 03/15/2029
(Callable 01/15/2029)	5,000,000	4,570,600
4.279%, 03/15/2032
(Callable 12/15/2031)	53,000,000	47,004,400
5.141%, 03/15/2052
(Callable 09/15/2051)	5,000,000	4,071,240
Weir Group PLC,
2.200%, 05/13/2026
(Callable 04/13/2026)(1)(2)	38,555,000	34,532,788
Western Digital Corp.,
4.750%, 02/15/2026
(Callable 11/15/2025)	4,000,000	3,810,070
Western Gas Partners LP,
3.950%, 06/01/2025
(Callable 03/01/2025)	8,000,000	7,684,520
Western Midstream Operating LP:
5.875%, 02/01/2025
(Callable 01/01/2025)	20,000,000	19,117,604
5.875%, 02/01/2030
(Callable 11/01/2029)	10,500,000	9,427,406
6.150%, 04/01/2033
(Callable 01/01/2033)	4,550,000	4,585,900
Westinghouse Air Brake
Technologies Corp.,
3.200%, 06/15/2025
(Callable 05/15/2025)	10,295,000	9,771,410
WestRock MWV LLC,
8.200%, 01/15/2030	7,963,000	9,130,618
Williams Companies, Inc.:
3.900%, 01/15/2025
(Callable 10/15/2024)	3,160,000	3,066,903
7.750%, 06/15/2031	3,400,000	3,761,348
5.875%, 03/15/2032	5,750,000	6,826,072
6.300%, 04/15/2040	8,142,000	8,549,343
4.850%, 03/01/2048
(Callable 09/01/2047)	7,000,000	6,056,151
Woodside Finance Ltd.:
3.650%, 03/05/2025
(Callable 12/05/2024)(1)(2)	12,300,000	11,840,091
4.500%, 03/04/2029
(Callable 12/04/2028)(1)(2)	42,480,000	40,054,039
Worthington Industries, Inc.,
4.550%, 04/15/2026	9,155,000	8,654,164
WRKCo, Inc.,
3.000%, 09/15/2024
(Callable 07/15/2024)	14,895,000	14,323,711
Yara International ASA,
3.800%, 06/06/2026
(Callable 03/06/2026)(1)(2)	23,500,000	22,068,712

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Zimmer Biomet Holdings, Inc.,
5.750%, 11/30/2039	$11,967,000	$11,913,490
Zoetis, Inc.,
4.700%, 02/01/2043
(Callable 08/01/2042)	3,568,000	3,320,117
Total Industrials
(Cost $9,175,216,981)		8,235,294,277	20.9%
Utilities
Ameren Corp.,
3.500%, 01/15/2031
(Callable 10/15/2030)	20,000,000	17,847,523
American Electric Power Co., Inc.,
3.250%, 03/01/2050
(Callable 09/01/2049)	10,175,000	6,954,348
Avangrid, Inc.,
3.200%, 04/15/2025
(Callable 03/15/2025)(1)	14,000,000	13,309,853
Berkshire Hathaway Energy Co.:
3.700%, 07/15/2030
(Callable 04/15/2030)	18,425,000	16,949,162
2.850%, 05/15/2051
(Callable 11/15/2050)	13,675,000	8,839,164
4.600%, 05/01/2053
(Callable 11/01/2052)	21,825,000	18,699,108
Commonwealth Edison Co.,
3.850%, 03/15/2052
(Callable 09/15/2051)	6,050,000	4,834,390
Constellation Energy Generation LLC:
5.600%, 03/01/2028
(Callable 02/01/2028)	12,600,000	12,696,493
5.800%, 03/01/2033
(Callable 12/01/2032)	5,000,000	5,118,163
Consumers Energy Co.,
3.500%, 08/01/2051
(Callable 02/01/2051)	9,400,000	7,183,861
Dominion Energy, Inc.,
3.375%, 04/01/2030
(Callable 01/01/2030)	10,000,000	8,944,513
DTE Electric Company:
4.875%, 06/01/2028
(Callable 05/01/2028)	19,000,000	18,584,505
5.400%, 04/01/2053
(Callable 10/01/2052)	9,375,000	9,675,498
Duke Energy Corp.,
2.650%, 09/01/2026
(Callable 06/01/2026)	10,000,000	9,242,265
Duke Energy Indiana LLC,
5.400%, 04/01/2053
(Callable 10/01/2052)	7,000,000	7,055,145
Duke Energy Ohio, Inc.,
5.250%, 04/01/2033
(Callable 01/01/2033)	5,000,000	5,035,522
Duke Energy Progress LLC,
4.000%, 04/01/2052
(Callable 10/01/2051)	9,600,000	7,772,075
Duquesne Light Holdings, Inc.:
3.616%, 08/01/2027
(Callable 05/01/2027)(2)	5,000,000	4,487,593
2.532%, 10/01/2030
(Callable 07/01/2030)(2)	2,550,000	2,037,790
2.775%, 01/07/2032
(Callable 10/07/2031)(2)	2,810,000	2,191,174
EDP Finance BV,
3.625%, 07/15/2024(1)(2)	19,175,000	18,679,278
Enel Finance International NV:
3.500%, 04/06/2028(1)(2)	8,000,000	7,319,739
6.800%, 09/15/2037(1)(2)	8,440,000	8,883,487
4.750%, 05/25/2047(1)(2)	66,700,000	56,736,646
Entergy Corp.,
2.950%, 09/01/2026
(Callable 06/01/2026)	13,075,000	12,074,145
Essential Utilities, Inc.,
2.704%, 04/15/2030
(Callable 01/15/2030)	14,100,000	11,936,899
Evergy, Inc.,
2.450%, 09/15/2024
(Callable 08/15/2024)	6,675,000	6,394,167
Eversource Energy,
1.650%, 08/15/2030
(Callable 05/15/2030)	9,925,000	7,869,550
Exelon Corp.:
4.050%, 04/15/2030
(Callable 01/15/2030)	8,900,000	8,316,842
4.950%, 06/15/2035
(Callable 12/15/2034)	3,500,000	3,351,869
4.100%, 03/15/2052
(Callable 09/15/2051)	5,000,000	4,030,625
Fells Point Funding Trust,
3.046%, 01/31/2027
(Callable 12/31/2026)(2)	28,100,000	25,832,015
FirstEnergy Corp.:
2.650%, 03/01/2030
(Callable 12/01/2029)	4,300,000	3,626,491
3.400%, 03/01/2050
(Callable 09/01/2049)	15,000,000	10,337,400
FirstEnergy Transmission LLC,
2.866%, 09/15/2028
(Callable 07/15/2028)(2)	10,000,000	8,800,185
Interstate Power and Light Co.,
2.300%, 06/01/2030
(Callable 03/01/2030)	9,350,000	7,766,860
ITC Holdings Corp.:
3.350%, 11/15/2027
(Callable 08/15/2027)(1)	25,581,000	23,876,208
2.950%, 05/14/2030
(Callable 02/14/2030)(1)(2)	10,000,000	8,597,742
KeySpan Corp.,
8.000%, 11/15/2030(1)	6,500,000	7,187,551
Liberty Utilities Finance GP 1,
2.050%, 09/15/2030
(Callable 06/15/2030)(1)(2)	10,000,000	7,769,120
Metropolitan Edison Co.,
5.200%, 04/01/2028
(Callable 03/01/2028)(2)	8,125,000	8,042,245
National Grid PLC,
5.602%, 06/12/2028
(Callable 05/12/2028)(1)	10,000,000	10,041,888
National Rural Utilities
Cooperative Finance Corp.,
8.000%, 03/01/2032	4,659,000	5,454,906
NiSource, Inc.:
3.600%, 05/01/2030
(Callable 02/01/2030)	6,835,000	6,155,461
5.400%, 06/30/2033
(Callable 03/30/2033)	13,475,000	13,484,009
5.250%, 02/15/2043
(Callable 08/15/2042)	5,779,000	5,526,691
3.950%, 03/30/2048
(Callable 09/30/2047)	11,750,000	9,428,790

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Oklahoma Gas and Electric Co.,
5.600%, 04/01/2053
(Callable 10/01/2052)	$5,550,000	$5,627,061
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030
(Callable 02/15/2030)	9,500,000	8,328,467
Southern Co.:
5.700%, 10/15/2032
(Callable 04/15/2032)	7,000,000	7,243,324
4.250%, 07/01/2036
(Callable 01/01/2036)	5,525,000	4,919,272
Southern Company Gas
Capital Corporation:
5.150%, 09/15/2032
(Callable 03/15/2032)	16,425,000	16,312,682
3.150%, 09/30/2051
(Callable 03/30/2051)	7,850,000	5,297,018
Tucson Electric Power Co.,
5.500%, 04/15/2053
(Callable 10/15/2052)(1)	5,400,000	5,375,999
Xcel Energy, Inc.,
3.400%, 06/01/2030
(Callable 12/01/2029)	15,000,000	13,357,088
Total Utilities
(Cost $641,752,509)		561,439,865	1.4%
Financials
ABN AMRO Bank NV:
4.750%, 07/28/2025(1)(2)	62,453,000	60,232,796
4.800%, 04/18/2026(1)(2)	42,935,000	41,075,464
1.542%, 06/16/2027
(1 Year CMT Rate + 0.800%)
(Callable 06/16/2026)(1)(2)(3)	16,900,000	14,787,828
3.324%, 03/13/2037
(5 Year CMT Rate + 1.900%)
(Callable 12/13/2031)(1)(2)(3)	5,000,000	3,798,218
AerCap Holdings NV:
4.875%, 01/16/2024
(Callable 12/16/2023)(1)	20,000,000	19,859,461
2.875%, 08/14/2024
(Callable 07/14/2024)(1)	20,000,000	19,219,840
2.450%, 10/29/2026
(Callable 09/29/2026)(1)	9,350,000	8,350,959
5.750%, 06/06/2028
(Callable 05/06/2028)(1)	30,000,000	29,751,837
3.000%, 10/29/2028
(Callable 08/29/2028)(1)	17,441,000	15,080,408
3.300%, 01/30/2032
(Callable 10/30/2031)(1)	10,000,000	8,180,987
Agree LP,
4.800%, 10/01/2032
(Callable 07/01/2032)	7,000,000	6,501,962
AIA Group Ltd.,
3.200%, 03/11/2025
(Callable 12/11/2024)(1)(2)	6,000,000	5,769,968
AIB Group PLC,
7.583%, 10/14/2026 (SOFR + 3.456%)
(Callable 10/14/2025)(1)(2)(3)	34,199,000	34,737,606
Air Lease Corp.:
2.300%, 02/01/2025
(Callable 01/01/2025)	15,000,000	14,104,890
5.850%, 12/15/2027
(Callable 11/15/2027)	10,000,000	9,986,567
American International Group, Inc.:
5.125%, 03/27/2033
(Callable 12/27/2032)	10,500,000	10,253,697
6.820%, 11/15/2037	1,410,000	1,480,037
AmFam Holdings, Inc.,
2.805%, 03/11/2031
(Callable 12/11/2030)(2)	5,000,000	3,733,248
Aon Corp.,
3.900%, 02/28/2052
(Callable 08/28/2051)	5,000,000	3,923,568
Aon PLC:
3.875%, 12/15/2025
(Callable 09/15/2025)	9,126,000	8,795,706
4.450%, 05/24/2043
(Callable 02/24/2043)	1,274,000	1,039,636
Arthur J Gallagher & Co.,
5.750%, 03/02/2053
(Callable 09/02/2052)	5,000,000	5,024,509
Arthur J. Gallagher & Co.,
3.500%, 05/20/2051
(Callable 11/20/2050)	5,625,000	4,023,002
ASB Bank Ltd.:
5.346%, 06/15/2026(1)(2)	23,625,000	23,450,079
5.284%, 06/17/2032
(5 Year CMT Rate + 2.250%)
(Callable 06/17/2027)(1)(2)(3)	4,000,000	3,838,425
Australia & New Zealand
Banking Group Ltd.:
4.500%, 03/19/2024(1)(2)	44,423,000	43,863,137
2.950%, 07/22/2030
(5 Year CMT Rate + 1.288%)
(Callable 07/22/2025)(1)(2)(3)	5,000,000	4,580,350
6.742%, 12/08/2032(1)(2)	38,113,000	39,416,897
2.570%, 11/25/2035
(5 Year CMT Rate + 1.700%)
(Callable 11/25/2030)(1)(2)(3)	15,000,000	11,394,220
Aviation Capital Group LLC:
6.250%, 04/15/2028
(Callable 03/15/2028)(1)(2)	10,000,000	9,975,501
6.375%, 07/15/2030
(Callable 05/15/2030)(1)(2)	6,500,000	6,445,504
Banco Bilbao Vizcaya Argentaria SA,
1.125%, 09/18/2025(1)	25,000,000	22,506,204
Banco Santander SA:
2.746%, 05/28/2025(1)	7,000,000	6,571,570
5.179%, 11/19/2025(1)	25,983,000	25,233,823
1.722%, 09/14/2027
(1 Year CMT Rate + 0.900%)
(Callable 09/14/2026)(1)(3)	11,325,000	9,832,492
4.379%, 04/12/2028(1)	13,400,000	12,634,694
3.490%, 05/28/2030(1)	5,000,000	4,357,651
2.749%, 12/03/2030(1)	19,250,000	15,086,467
3.225%, 11/22/2032
(1 Year CMT Rate + 1.600%)
(Callable 08/22/2031)(1)(3)	35,000,000	27,727,780
Bank of America Corp.:
3.093%, 10/01/2025
(3 Month LIBOR USD + 1.352%)
(Callable 10/01/2024)(3)	10,000,000	9,618,648
2.456%, 10/22/2025
(3 Month LIBOR USD + 1.132%)
(Callable 10/22/2024)(3)	17,775,000	16,971,606
5.080%, 01/20/2027 (SOFR + 1.290%)
(Callable 01/20/2026)(3)	12,500,000	12,308,226

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Bank of America Corp.: (cont.)
3.559%, 04/23/2027
(3 Month LIBOR USD + 1.322%)
(Callable 04/23/2026)(3)	$9,000,000	$8,532,645
1.734%, 07/22/2027 (SOFR + 0.960%)
(Callable 07/22/2026)(3)	35,000,000	31,246,769
4.376%, 04/27/2028 (SOFR + 1.580%)
(Callable 04/27/2027)(3)	16,000,000	15,359,751
6.204%, 11/10/2028 (SOFR + 1.990%)
(Callable 11/10/2027)(3)	11,425,000	11,743,175
3.419%, 12/20/2028
(3 Month LIBOR USD + 1.302%)
(Callable 12/20/2027)(3)	37,683,000	34,556,197
3.970%, 03/05/2029
(3 Month LIBOR USD + 1.332%)
(Callable 03/05/2028)(3)	14,230,000	13,322,543
2.087%, 06/14/2029 (SOFR + 1.060%)
(Callable 06/14/2028)(3)	15,000,000	12,797,382
4.271%, 07/23/2029
(3 Month LIBOR USD + 1.572%)
(Callable 07/23/2028)(3)	39,571,000	37,544,696
3.194%, 07/23/2030
(3 Month LIBOR USD + 1.442%)
(Callable 07/23/2029)(3)	5,000,000	4,407,032
2.496%, 02/13/2031
(3 Month LIBOR USD + 1.252%)
(Callable 02/13/2030)(3)	13,000,000	10,884,008
2.592%, 04/29/2031 (SOFR + 2.150%)
(Callable 04/29/2030)(3)	60,000,000	50,372,199
1.898%, 07/23/2031 (SOFR + 1.530%)
(Callable 07/23/2030)(3)	10,000,000	7,963,508
1.922%, 10/24/2031 (SOFR + 1.370%)
(Callable 10/24/2030)(3)	5,000,000	3,957,860
2.687%, 04/22/2032 (SOFR + 1.320%)
(Callable 04/22/2031)(3)	15,000,000	12,431,196
2.299%, 07/21/2032 (SOFR + 1.220%)
(Callable 07/21/2031)(3)	5,000,000	3,998,834
2.972%, 02/04/2033 (SOFR + 1.330%)
(Callable 02/04/2032)(3)	10,000,000	8,336,262
5.015%, 07/22/2033 (SOFR + 2.160%)
(Callable 07/22/2032)(3)	5,000,000	4,891,219
5.288%, 04/25/2034 (SOFR + 1.910%)
(Callable 04/25/2033)(3)	16,500,000	16,346,653
7.750%, 05/14/2038	1,138,000	1,350,636
Bank of Ireland Group PLC:
6.253%, 09/16/2026
(1 Year CMT Rate + 2.650%)
(Callable 09/16/2025)(1)(2)(3)	8,864,000	8,794,157
2.029%, 09/30/2027
(1 Year CMT Rate + 1.100%)
(Callable 09/30/2026)(1)(2)(3)	20,000,000	17,287,720
Bank of Montreal:
4.250%, 09/14/2024(1)	20,000,000	19,605,979
1.500%, 01/10/2025(1)	7,000,000	6,578,519
Bank of New Zealand,
2.000%, 02/21/2025(1)(2)	16,000,000	15,050,047
Bank of Nova Scotia:
4.500%, 12/16/2025(1)	8,500,000	8,204,653
5.250%, 06/12/2028(1)	10,000,000	9,931,915
Banque Federative du Credit Mutuel SA,
4.753%, 07/13/2027(1)(2)	22,290,000	21,713,947
Barclays PLC:
3.650%, 03/16/2025(1)	8,100,000	7,764,111
3.932%, 05/07/2025
(3 Month LIBOR USD + 1.610%)
(Callable 05/07/2024)(1)(3)	34,300,000	33,520,224
2.852%, 05/07/2026
(3 Month LIBOR USD + 2.714%)
(Callable 05/07/2025)(1)(3)	10,000,000	9,365,841
4.337%, 01/10/2028
(Callable 01/10/2027)(1)	20,000,000	18,843,954
6.224%, 05/09/2034 (SOFR + 2.980%)
(Callable 05/09/2033)(1)(3)	25,000,000	24,900,882
BBVA USA,
3.875%, 04/10/2025
(Callable 03/10/2025)	36,235,000	34,589,321
Belrose Funding Trust,
2.330%, 08/15/2030
(Callable 05/15/2030)(2)	13,950,000	10,684,541
Berkshire Hathaway Finance Corp.,
4.400%, 05/15/2042	3,500,000	3,333,050
BNP Paribas SA:
2.819%, 11/19/2025
(3 Month LIBOR USD + 1.111%)
(Callable 11/19/2024)(1)(2)(3)	17,100,000	16,304,693
4.375%, 05/12/2026(1)(2)	45,131,000	43,309,994
2.219%, 06/09/2026 (SOFR + 2.074%)
(Callable 06/09/2025)(1)(2)(3)	15,000,000	13,872,188
1.323%, 01/13/2027 (SOFR + 1.004%)
(Callable 01/13/2026)(1)(2)(3)	28,350,000	25,140,222
4.625%, 03/13/2027(1)(2)	2,325,000	2,223,842
2.591%, 01/20/2028 (SOFR + 1.228%)
(Callable 01/20/2027)(1)(2)(3)	2,175,000	1,943,821
1.904%, 09/30/2028 (SOFR + 1.609%)
(Callable 09/30/2027)(1)(2)(3)	27,000,000	22,995,992
5.335%, 06/12/2029
(1 Year CMT Rate + 1.500%)
(Callable 06/12/2028)(1)(2)(3)	13,025,000	12,845,538
2.159%, 09/15/2029 (SOFR + 1.218%)
(Callable 09/15/2028)(1)(2)(3)	19,538,000	16,270,140
2.871%, 04/19/2032 (SOFR + 1.387%)
(Callable 04/19/2031)(1)(2)(3)	19,075,000	15,623,264
3.132%, 01/20/2033 (SOFR + 1.561%)
(Callable 01/20/2032)(1)(2)(3)	10,000,000	8,206,145
2.588%, 08/12/2035
(5 Year CMT Rate + 2.050%)
(Callable 08/12/2030)(1)(2)(3)	14,000,000	10,731,709
BPCE SA:
5.700%, 10/22/2023(1)(2)	22,955,000	22,854,730
5.150%, 07/21/2024(1)(2)	31,285,000	30,718,477
2.375%, 01/14/2025(1)(2)	12,000,000	11,250,137
4.500%, 03/15/2025(1)(2)	55,492,000	53,250,309
1.652%, 10/06/2026 (SOFR + 1.520%)
(Callable 10/06/2025)(1)(2)(3)	25,000,000	22,418,924
2.277%, 01/20/2032 (SOFR + 1.312%)
(Callable 01/20/2031)(1)(2)(3)	12,850,000	9,921,606
3.116%, 10/19/2032 (SOFR + 1.730%)
(Callable 10/19/2031)(1)(2)(3)	43,420,000	33,512,714
Brown & Brown, Inc.:
4.500%, 03/15/2029
(Callable 12/15/2028)	23,825,000	22,481,804
2.375%, 03/15/2031
(Callable 12/15/2030)	36,789,000	29,654,314
4.200%, 03/17/2032
(Callable 12/17/2031)	15,000,000	13,470,401
4.950%, 03/17/2052
(Callable 09/17/2051)	9,500,000	8,130,927
The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Cantor Fitzgerald LP,
4.500%, 04/14/2027
(Callable 01/14/2027)(2)	$17,450,000	$16,298,204
Capital One Financial Corp.:
3.300%, 10/30/2024
(Callable 09/30/2024)	2,998,000	2,880,555
3.650%, 05/11/2027
(Callable 04/11/2027)	42,750,000	39,706,849
6.312%, 06/08/2029 (SOFR + 2.640%)
(Callable 06/08/2028)(3)	20,000,000	19,865,269
5.817%, 02/01/2034 (SOFR + 2.600%)
(Callable 02/01/2033)(3)	12,700,000	12,116,751
Centene Corp.:
3.000%, 10/15/2030
(Callable 07/15/2030)	13,061,000	10,883,692
2.500%, 03/01/2031
(Callable 12/01/2030)	35,000,000	27,911,450
2.625%, 08/01/2031
(Callable 05/01/2031)	12,000,000	9,562,560
Charles Schwab Corp.:
3.625%, 04/01/2025
(Callable 01/01/2025)	7,000,000	6,728,859
2.900%, 03/03/2032
(Callable 12/03/2031)	5,000,000	4,116,125
Citigroup, Inc.:
3.700%, 01/12/2026	4,500,000	4,316,845
3.106%, 04/08/2026 (SOFR + 2.842%)
(Callable 04/08/2025)(3)	20,000,000	19,093,914
3.887%, 01/10/2028
(3 Month LIBOR USD + 1.825%)
(Callable 01/10/2027)(3)	40,600,000	38,472,778
3.668%, 07/24/2028
(3 Month LIBOR USD + 1.652%)
(Callable 07/24/2027)(3)	3,142,000	2,937,431
3.520%, 10/27/2028
(3 Month LIBOR USD + 1.413%)
(Callable 10/27/2027)(3)	11,500,000	10,680,638
4.412%, 03/31/2031 (SOFR + 3.914%)
(Callable 03/31/2030)(3)	26,105,000	24,545,529
2.572%, 06/03/2031 (SOFR + 2.107%)
(Callable 06/03/2030)(3)	25,000,000	20,857,911
2.561%, 05/01/2032 (SOFR + 1.167%)
(Callable 05/01/2031)(3)	6,000,000	4,899,160
2.520%, 11/03/2032 (SOFR + 1.177%)
(Callable 11/03/2031)(3)	11,085,000	8,931,295
3.785%, 03/17/2033 (SOFR + 1.939%)
(Callable 03/17/2032)(3)	18,000,000	15,903,127
6.270%, 11/17/2033 (SOFR + 2.338%)
(Callable 11/17/2032)(3)	29,000,000	30,781,098
Citizens Bank NA:
2.250%, 04/28/2025
(Callable 03/28/2025)	20,000,000	18,087,014
3.750%, 02/18/2026
(Callable 11/18/2025)	12,120,000	11,040,316
Citizens Financial Group, Inc.:
2.850%, 07/27/2026
(Callable 04/27/2026)	10,000,000	8,802,378
3.250%, 04/30/2030
(Callable 01/30/2030)	28,025,000	22,900,675
CNA Financial Corp.:
4.500%, 03/01/2026
(Callable 12/01/2025)	14,000,000	13,581,900
3.450%, 08/15/2027
(Callable 05/15/2027)	12,000,000	11,119,748
3.900%, 05/01/2029
(Callable 02/01/2029)	8,000,000	7,341,342
5.500%, 06/15/2033
(Callable 03/15/2033)	14,225,000	13,871,670
CNO Global Funding,
2.650%, 01/06/2029(2)	10,000,000	8,411,893
Comerica Bank:
4.000%, 07/27/2025	10,000,000	9,211,643
5.332%, 08/25/2033 (SOFR + 2.610%)
(Callable 08/25/2032)(3)	15,325,000	12,269,269
Commonwealth Bank of Australia:
2.688%, 03/11/2031(1)(2)	15,000,000	11,760,705
3.784%, 03/14/2032(1)(2)	10,000,000	8,376,930
3.610%, 09/12/2034
(5 Year CMT Rate + 2.050%)
(Callable 09/12/2029)(1)(2)(3)	10,000,000	8,404,820
3.743%, 09/12/2039(1)(2)	23,500,000	17,658,545
Cooperatieve Rabobank UA:
4.375%, 08/04/2025(1)	20,397,000	19,685,935
3.750%, 07/21/2026(1)	20,829,000	19,446,322
Credit Agricole SA:
3.250%, 10/04/2024(1)(2)	8,575,000	8,259,082
4.375%, 03/17/2025(1)(2)	4,204,000	4,049,663
1.247%, 01/26/2027 (SOFR + 0.892%)
(Callable 01/26/2026)(1)(2)(3)	20,000,000	17,714,029
3.250%, 01/14/2030(1)(2)	6,800,000	5,805,074
4.000%, 01/10/2033
(5 Year Swap Rate USD + 1.644%)
(Callable 01/10/2028)(1)(2)(3)	8,000,000	7,121,930
5.514%, 07/05/2033(1)(2)(8)	35,000,000	35,209,103
Credit Suisse AG,
3.625%, 09/09/2024(1)	4,325,000	4,165,030
Credit Suisse Group AG:
2.593%, 09/11/2025 (SOFR + 1.560%)
(Callable 09/11/2024)(1)(2)(3)	12,250,000	11,676,344
2.193%, 06/05/2026 (SOFR + 2.044%)
(Callable 06/05/2025)(1)(2)(3)	15,000,000	13,754,530
1.305%, 02/02/2027 (SOFR + 0.980%)
(Callable 02/02/2026)(1)(2)(3)	40,000,000	34,946,720
4.282%, 01/09/2028
(Callable 01/09/2027)(1)(2)	17,403,000	16,083,909
6.442%, 08/11/2028 (SOFR + 3.700%)
(Callable 08/11/2027)(1)(2)(3)	17,500,000	17,564,731
3.869%, 01/12/2029
(3 Month LIBOR USD + 1.410%)
(Callable 01/12/2028)(1)(2)(3)	11,000,000	9,943,973
4.194%, 04/01/2031 (SOFR + 3.730%)
(Callable 04/01/2030)(1)(2)(3)	20,000,000	17,801,188
3.091%, 05/14/2032 (SOFR + 1.730%)
(Callable 05/14/2031)(1)(2)(3)	10,000,000	8,089,259
6.537%, 08/12/2033 (SOFR + 3.920%)
(Callable 08/12/2032)(1)(2)(3)	6,000,000	6,146,474
Credit Suisse USA, Inc.,
7.125%, 07/15/2032(1)	5,063,000	5,607,887
Danske Bank A/S,
1.621%, 09/11/2026
(1 Year CMT Rate + 1.350%)
(Callable 09/11/2025)(1)(2)(3)	20,000,000	17,939,772
Deutsche Bank AG:
3.700%, 05/30/2024(1)	10,000,000	9,708,787
2.222%, 09/18/2024 (SOFR + 2.159%)
(Callable 09/18/2023)(1)(3)	52,000,000	51,341,623

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Deutsche Bank AG: (cont.)
6.119%, 07/14/2026
(SOFR + 3.190%)
(Callable 07/14/2025)(1)(3)	$11,425,000	$11,297,806
2.129%, 11/24/2026 (SOFR + 1.870%)
(Callable 11/24/2025)(1)(3)	22,755,000	20,245,605
2.311%, 11/16/2027 (SOFR + 1.219%)
(Callable 11/16/2026)(1)(3)	19,435,000	16,701,220
3.035%, 05/28/2032 (SOFR + 1.718%)
(Callable 05/28/2031)(1)(3)	14,000,000	11,024,818
3.742%, 01/07/2033 (SOFR + 2.257%)
(Callable 10/07/2031)(1)(3)	39,625,000	29,059,784
Digital Realty Trust LP,
5.550%, 01/15/2028
(Callable 12/15/2027)	9,775,000	9,630,597
Discover Bank:
3.450%, 07/27/2026
(Callable 04/27/2026)	22,000,000	20,249,058
4.650%, 09/13/2028
(Callable 06/13/2028)	24,508,000	22,750,789
Discover Financial Services:
3.950%, 11/06/2024
(Callable 08/06/2024)	10,000,000	9,636,501
4.100%, 02/09/2027
(Callable 11/09/2026)	38,019,000	35,271,789
DNB Bank ASA:
1.127%, 09/16/2026
(5 Year CMT Rate + 0.850%)
(Callable 09/16/2025)(1)(2)(3)	2,000,000	1,786,065
1.535%, 05/25/2027
(1 Year CMT Rate + 0.720%)
(Callable 05/25/2026)(1)(2)(3)	15,000,000	13,205,089
Elevance Health, Inc.:
2.375%, 01/15/2025
(Callable 12/15/2024)	6,000,000	5,703,425
5.100%, 01/15/2044	1,584,000	1,501,657
4.375%, 12/01/2047
(Callable 06/01/2047)	8,650,000	7,539,342
5.125%, 02/15/2053
(Callable 08/15/2052)	8,150,000	7,903,295
Extra Space Storage LP:
5.700%, 04/01/2028
(Callable 03/01/2028)	10,000,000	9,990,154
5.500%, 07/01/2030
(Callable 05/01/2030)	10,000,000	9,917,246
2.550%, 06/01/2031
(Callable 03/01/2031)	10,000,000	8,088,842
Federation des Caisses
Desjardins du Quebec:
2.050%, 02/10/2025(1)(2)	12,100,000	11,354,905
4.550%, 08/23/2027(1)(2)	11,000,000	10,583,341
5.700%, 03/14/2028(1)(2)	18,000,000	17,978,785
Fifth Third Bancorp,
4.772%, 07/28/2030
(SOFRINDX + 2.127%)
(Callable 07/28/2029)(3)	7,525,000	7,031,644
FirstMerit Bank NA,
4.270%, 11/25/2026	4,600,000	4,147,308
Five Corners Funding Trust II,
2.850%, 05/15/2030
(Callable 02/15/2030)(2)	30,000,000	25,483,469
Five Corners Funding Trust III,
5.791%, 02/15/2033
(Callable 11/15/2032)(2)	8,000,000	8,108,108
Five Corners Funding Trust IV,
5.997%, 02/15/2053
(Callable 08/15/2052)(2)	10,000,000	10,165,728
FMR LLC,
4.950%, 02/01/2033(2)	1,750,000	1,658,915
Globe Life, Inc.,
4.550%, 09/15/2028
(Callable 06/15/2028)	5,000,000	4,835,632
Goldman Sachs Group, Inc.:
3.500%, 01/23/2025
(Callable 10/23/2024)	3,000,000	2,894,634
3.500%, 04/01/2025
(Callable 03/01/2025)	5,000,000	4,802,951
3.750%, 05/22/2025
(Callable 02/22/2025)	5,000,000	4,825,803
3.272%, 09/29/2025
(3 Month LIBOR USD + 1.463%)
(Callable 09/29/2024)(3)	15,000,000	14,492,601
1.093%, 12/09/2026 (SOFR + 0.789%)
(Callable 12/09/2025)(3)	10,000,000	8,911,360
2.640%, 02/24/2028 (SOFR + 1.114%)
(Callable 02/24/2027)(3)	89,350,000	81,071,242
3.691%, 06/05/2028
(3 Month LIBOR USD + 1.772%)
(Callable 06/05/2027)(3)	6,775,000	6,365,404
3.814%, 04/23/2029
(3 Month LIBOR USD + 1.420%)
(Callable 04/23/2028)(3)	10,000,000	9,282,834
4.223%, 05/01/2029
(3 Month LIBOR USD + 1.563%)
(Callable 05/01/2028)(3)	13,348,000	12,607,061
3.800%, 03/15/2030
(Callable 12/15/2029)	30,000,000	27,742,741
1.992%, 01/27/2032 (SOFR + 1.090%)
(Callable 01/27/2031)(3)	10,000,000	7,872,247
2.615%, 04/22/2032 (SOFR + 1.281%)
(Callable 04/22/2031)(3)	9,625,000	7,893,647
2.383%, 07/21/2032 (SOFR + 1.248%)
(Callable 07/21/2031)(3)	30,000,000	24,029,969
6.345%, 02/15/2034	1,053,000	1,055,167
Guardian Life Global Funding,
5.550%, 10/28/2027(2)	16,350,000	16,522,383
Guardian Life Insurance Co. of America:
4.875%, 06/19/2064(2)	5,000,000	4,355,318
3.700%, 01/22/2070
(Callable 07/22/2069)(2)	15,062,000	10,137,665
4.850%, 01/24/2077(2)	24,727,000	20,571,225
Hanover Insurance Group, Inc.,
2.500%, 09/01/2030
(Callable 06/01/2030)	10,550,000	8,293,108
Hartford Financial Services Group, Inc.,
3.600%, 08/19/2049
(Callable 02/19/2049)	7,000,000	5,285,349
Health Care Service Corp. A
Mutual Legal Reserve Co.,
2.200%, 06/01/2030
(Callable 03/01/2030)(2)	6,125,000	5,056,901
Healthpeak OP LLC,
5.250%, 12/15/2032
(Callable 09/15/2032)	4,000,000	3,892,540
High Street Funding Trust II,
4.682%, 02/15/2048
(Callable 11/15/2047)(2)	2,000,000	1,673,506

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
HSBC Bank USA NA,
7.000%, 01/15/2039(1)	$4,200,000	$4,563,490
HSBC Holdings PLC:
3.803%, 03/11/2025
(3 Month LIBOR USD + 1.473%)
(Callable 03/11/2024)(1)(3)	26,550,000	26,031,937
1.645%, 04/18/2026 (SOFR + 1.538%)
(Callable 04/18/2025)(1)(3)	15,000,000	13,816,384
4.292%, 09/12/2026
(3 Month LIBOR USD + 1.609%)
(Callable 09/12/2025)(1)(3)	7,450,000	7,164,739
4.375%, 11/23/2026(1)	5,000,000	4,725,588
1.589%, 05/24/2027 (SOFR + 1.290%)
(Callable 05/24/2026)(1)(3)	22,500,000	19,857,612
2.251%, 11/22/2027 (SOFR + 1.100%)
(Callable 11/22/2026)(1)(3)	10,000,000	8,873,107
2.013%, 09/22/2028 (SOFR + 1.732%)
(Callable 09/22/2027)(1)(3)	25,000,000	21,422,585
6.161%, 03/09/2029 (SOFR + 1.970%)
(Callable 03/09/2028)(1)(3)	8,250,000	8,320,209
4.583%, 06/19/2029
(3 Month LIBOR USD + 1.796%)
(Callable 06/19/2028)(1)(3)	10,000,000	9,410,809
2.206%, 08/17/2029 (SOFR + 1.285%)
(Callable 08/17/2028)(1)(3)	13,200,000	11,042,685
3.973%, 05/22/2030
(3 Month LIBOR USD + 1.872%)
(Callable 05/22/2029)(1)(3)	9,000,000	8,081,853
2.804%, 05/24/2032 (SOFR + 1.187%)
(Callable 05/24/2031)(1)(3)	16,000,000	12,940,954
Huntington Bancshares, Inc.:
4.443%, 08/04/2028 (SOFR + 1.970%)
(Callable 08/04/2027)(3)	9,500,000	8,825,384
5.023%, 05/17/2033 (SOFR + 2.050%)
(Callable 05/17/2032)(3)	3,775,000	3,450,371
Huntington National Bank,
5.650%, 01/10/2030
(Callable 11/10/2029)	1,500,000	1,432,255
Invesco Finance PLC,
3.750%, 01/15/2026	4,900,000	4,721,159
Jefferies Group LLC:
4.150%, 01/23/2030	10,000,000	8,990,555
6.250%, 01/15/2036	1,390,000	1,417,679
John Hancock Life Insurance Co.,
7.375%, 02/15/2024(1)(2)	13,339,000	13,428,057
JPMorgan Chase & Co.:
3.125%, 01/23/2025
(Callable 10/23/2024)	14,000,000	13,541,471
2.301%, 10/15/2025 (SOFR + 1.160%)
(Callable 10/15/2024)(3)	10,000,000	9,529,114
2.005%, 03/13/2026 (SOFR + 1.585%)
(Callable 03/13/2025)(3)	50,000,000	46,960,520
2.083%, 04/22/2026 (SOFR + 1.850%)
(Callable 04/22/2025)(3)	52,000,000	48,698,089
1.045%, 11/19/2026 (SOFR + 0.800%)
(Callable 11/19/2025)(3)	25,000,000	22,393,217
1.578%, 04/22/2027 (SOFR + 0.885%)
(Callable 04/22/2026)(3)	50,000,000	44,910,657
1.470%, 09/22/2027 (SOFR + 0.765%)
(Callable 09/22/2026)(3)	11,875,000	10,483,528
4.851%, 07/25/2028 (SOFR + 1.990%)
(Callable 07/25/2027)(3)	39,000,000	38,477,544
3.702%, 05/06/2030
(3 Month LIBOR USD + 1.422%)
(Callable 05/06/2029)(3)	15,000,000	13,746,430
2.522%, 04/22/2031
(SOFR + 2.040%)
(Callable 04/22/2030)(3)	28,000,000	23,683,649
1.953%, 02/04/2032 (SOFR + 1.065%)
(Callable 02/04/2031)(3)	22,000,000	17,529,370
2.580%, 04/22/2032 (SOFR + 1.250%)
(Callable 04/22/2031)(3)	10,000,000	8,306,174
5.600%, 07/15/2041	4,106,000	4,270,132
Kemper Corp.,
3.800%, 02/23/2032
(Callable 11/23/2031)	8,000,000	6,607,548
KeyBank NA:
3.400%, 05/20/2026	18,965,000	16,337,052
4.900%, 08/08/2032	6,000,000	4,766,635
5.000%, 01/26/2033
(Callable 10/26/2032)	5,000,000	4,327,289
LeasePlan Corp. NV,
2.875%, 10/24/2024(1)(2)	59,600,000	56,777,220
Liberty Mutual Group, Inc.:
4.569%, 02/01/2029(2)	2,087,000	1,968,181
3.951%, 10/15/2050
(Callable 04/15/2050)(2)	2,231,000	1,631,616
5.500%, 06/15/2052
(Callable 12/15/2051)(2)	5,000,000	4,708,898
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097(2)	465,000	520,579
Life Storage LP,
3.500%, 07/01/2026
(Callable 04/01/2026)	6,819,000	6,403,721
Lincoln National Corp.,
3.050%, 01/15/2030
(Callable 10/15/2029)	24,650,000	20,380,181
Lloyds Bank PLC:
3.870%, 07/09/2025
(1 Year CMT Rate + 3.500%)
(Callable 07/09/2024)(1)(3)	15,000,000	14,609,831
2.438%, 02/05/2026
(1 Year CMT Rate + 1.000%)
(Callable 02/05/2025)(1)(3)	15,725,000	14,804,554
1.627%, 05/11/2027
(1 Year CMT Rate + 0.850%)
(Callable 05/11/2026)(1)(3)	10,000,000	8,845,187
3.574%, 11/07/2028
(3 Month LIBOR USD + 1.205%)
(Callable 11/07/2027)(1)(3)	10,000,000	9,056,759
LXP Industrial Trust:
2.700%, 09/15/2030
(Callable 06/15/2030)	14,800,000	11,819,375
2.375%, 10/01/2031
(Callable 07/01/2031)	5,747,000	4,374,587
M&T Bank Corp.,
4.000%, 07/15/2024
(Callable 04/16/2024)	11,400,000	11,104,285
Macquarie Bank Ltd.:
4.875%, 06/10/2025(1)(2)	23,717,000	22,965,799
3.624%, 06/03/2030(1)(2)	12,550,000	10,554,075
Macquarie Group Ltd.:
5.108%, 08/09/2026 (SOFR + 2.208%)
(Callable 08/09/2025)(1)(2)(3)	22,000,000	21,679,533
1.340%, 01/12/2027 (SOFR + 1.069%)
(Callable 01/12/2026)(1)(2)(3)	19,000,000	16,912,016
2.871%, 01/14/2033 (SOFR + 1.532%)
(Callable 01/14/2032)(1)(2)(3)	25,000,000	19,966,333
4.442%, 06/21/2033 (SOFR + 2.405%)
(Callable 06/21/2032)(1)(2)(3)	9,000,000	8,025,597

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Manulife Financial Corp.:
4.150%, 03/04/2026(1)	$10,000,000	$9,681,668
5.375%, 03/04/2046(1)	5,150,000	5,097,925
Maple Grove Funding Trust I,
4.161%, 08/15/2051
(Callable 02/15/2051)(2)	28,600,000	19,981,116
Marsh & McLennan Companies, Inc.:
2.250%, 11/15/2030
(Callable 08/15/2030)	5,000,000	4,156,216
5.875%, 08/01/2033	8,429,000	8,936,758
4.350%, 01/30/2047
(Callable 07/30/2046)	3,450,000	2,954,425
5.450%, 03/15/2053
(Callable 09/15/2052)	3,700,000	3,765,685
Massachusetts Mutual Life Insurance Co.:
5.672%, 12/01/2052
(Callable 06/01/2052)(2)	20,000,000	20,385,350
5.077%, 02/15/2069
(3 Month LIBOR USD + 3.191%)
(Callable 02/15/2049)(2)(3)	40,670,000	36,960,083
3.729%, 10/15/2070(2)	16,676,000	11,338,240
4.900%, 04/01/2077(2)	11,175,000	9,508,697
MBIA Insurance Corp.,
16.830%, 01/15/2033
(3 Month LIBOR USD + 11.260%)
(Callable 01/15/2028)(2)(9)	714,000	21,420
MetLife, Inc.:
6.500%, 12/15/2032	466,000	509,753
4.875%, 11/13/2043	3,375,000	3,102,384
Metropolitan Life Global Funding I:
2.950%, 04/09/2030(2)	22,375,000	19,324,674
5.150%, 03/28/2033(2)	19,475,000	19,260,754
Metropolitan Life Insurance Co.,
7.800%, 11/01/2025(2)	6,300,000	6,487,230
Mitsubishi UFJ Financial Group, Inc.:
2.193%, 02/25/2025(1)	25,000,000	23,558,845
1.538%, 07/20/2027
(1 Year CMT Rate + 0.750%)
(Callable 07/20/2026)(1)(3)	10,000,000	8,825,648
5.017%, 07/20/2028
(1 Year CMT Rate + 1.950%)
(Callable 07/20/2027)(1)(3)	6,700,000	6,566,404
5.354%, 09/13/2028
(1 Year CMT Rate + 1.900%)
(Callable 09/13/2027)(1)(3)	13,600,000	13,497,925
5.475%, 02/22/2031
(1 Year CMT Rate + 1.530%)
(Callable 02/22/2030)(1)(3)	3,525,000	3,505,605
5.406%, 04/19/2034
(1 Year CMT Rate + 1.970%)
(Callable 04/19/2033)(1)(3)	7,000,000	6,945,924
Mizuho Financial Group, Inc.:
3.922%, 09/11/2024
(3 Month LIBOR USD + 1.262%)
(Callable 09/11/2023)(1)(3)	5,000,000	4,976,199
2.555%, 09/13/2025
(3 Month LIBOR USD + 1.362%)
(Callable 09/13/2024)(1)(3)	20,000,000	19,094,628
1.234%, 05/22/2027
(1 Year CMT Rate + 0.670%)
(Callable 05/22/2026)(1)(3)	8,000,000	7,029,123
5.414%, 09/13/2028
(1 Year CMT Rate + 2.050%)
(Callable 09/13/2027)(1)(3)	6,725,000	6,671,579
1.979%, 09/08/2031
(3 Month LIBOR USD + 1.532%)
(Callable 09/08/2030)(1)(3)	10,000,000	7,900,887
Morgan Stanley:
2.720%, 07/22/2025 (SOFR + 1.152%)
(Callable 07/22/2024)(3)	19,000,000	18,321,463
3.591%, 07/22/2028
(3 Month LIBOR USD + 1.340%)
(Callable 07/22/2027)(3)	12,000,000	11,072,273
6.296%, 10/18/2028 (SOFR + 2.240%)
(Callable 10/18/2027)(3)	62,625,000	64,350,332
3.772%, 01/24/2029
(3 Month LIBOR USD + 1.402%)
(Callable 01/24/2028)(3)	1,000,000	933,575
5.123%, 02/01/2029 (SOFR + 1.730%)
(Callable 02/01/2028)(3)	8,300,000	8,185,767
3.622%, 04/01/2031 (SOFR + 3.120%)
(Callable 04/01/2030)(3)	10,000,000	9,010,907
1.928%, 04/28/2032 (SOFR + 1.020%)
(Callable 04/28/2031)(3)	25,000,000	19,515,735
2.239%, 07/21/2032 (SOFR + 1.178%)
(Callable 07/21/2031)(3)	25,000,000	19,869,660
6.342%, 10/18/2033 (SOFR + 2.560%)
(Callable 10/18/2032)(3)	20,000,000	21,276,064
National Australia Bank Ltd.:
2.332%, 08/21/2030(1)(2)	83,282,000	64,904,748
2.990%, 05/21/2031(1)(2)	19,911,000	15,872,366
6.429%, 01/12/2033(1)(2)	28,262,000	28,625,830
3.933%, 08/02/2034
(5 Year CMT Rate + 1.880%)
(Callable 08/02/2029)(1)(2)(3)	10,000,000	8,596,030
3.347%, 01/12/2037
(5 Year CMT Rate + 1.700%)
(Callable 01/12/2032)(1)(2)(3)	10,000,000	7,871,563
National Securities Clearing Corp.,
1.500%, 04/23/2025
(Callable 03/23/2025)(2)	12,124,000	11,273,297
Nationwide Building Society:
4.000%, 09/14/2026(1)(2)	73,507,000	67,497,052
4.302%, 03/08/2029
(3 Month LIBOR USD + 1.452%)
(Callable 03/08/2028)(1)(2)(3)	20,000,000	18,527,588
3.960%, 07/18/2030
(3 Month LIBOR USD + 1.855%)
(Callable 07/18/2029)(1)(2)(3)	10,125,000	8,983,012
Nationwide Financial Services, Inc.,
3.900%, 11/30/2049
(Callable 05/30/2049)(2)	10,000,000	7,298,050
Nationwide Mutual Insurance Co.:
9.375%, 08/15/2039(2)	14,000,000	18,024,935
4.350%, 04/30/2050
(Callable 10/30/2049)(2)	25,000,000	18,967,290
NatWest Group PLC:
4.269%, 03/22/2025
(3 Month LIBOR USD + 1.762%)
(Callable 03/22/2024)(1)(3)	27,351,000	26,866,092
7.472%, 11/10/2026
(1 Year CMT Rate + 2.850%)
(Callable 11/10/2025)(1)(3)	13,000,000	13,295,842
1.642%, 06/14/2027
(1 Year CMT Rate + 0.900%)
(Callable 06/14/2026)(1)(3)	35,000,000	30,801,392

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
NatWest Group PLC: (cont.)
3.073%, 05/22/2028
(1 Year CMT Rate + 2.550%)
(Callable 05/22/2027)(1)(3)	$18,301,000	$16,459,331
5.516%, 09/30/2028
(1 Year CMT Rate + 2.270%)
(Callable 09/30/2027)(1)(3)	10,000,000	9,802,395
4.892%, 05/18/2029
(3 Month LIBOR USD + 1.754%)
(Callable 05/18/2028)(1)(3)	10,000,000	9,512,463
5.808%, 09/13/2029
(1 Year CMT Rate + 1.950%)
(Callable 09/13/2028)(1)(3)	37,500,000	36,948,951
5.076%, 01/27/2030
(3 Month LIBOR USD + 1.905%)
(Callable 01/27/2029)(1)(3)	7,000,000	6,676,571
4.445%, 05/08/2030
(3 Month LIBOR USD + 1.871%)
(Callable 05/08/2029)(1)(3)	35,000,000	32,170,360
6.016%, 03/02/2034
(1 Year CMT Rate + 2.100%)
(Callable 03/02/2033)(1)(3)	4,700,000	4,725,072
New York Life Insurance Co.:
6.750%, 11/15/2039(2)	12,026,000	13,644,472
3.750%, 05/15/2050
(Callable 11/15/2049)(2)	17,000,000	12,984,754
4.450%, 05/15/2069
(Callable 11/15/2068)(2)	10,000,000	8,331,179
Nomura Holdings, Inc.:
2.648%, 01/16/2025(1)	20,000,000	18,933,808
1.851%, 07/16/2025(1)	19,000,000	17,377,406
1.653%, 07/14/2026(1)	32,975,000	29,007,962
5.386%, 07/06/2027(1)	10,000,000	9,807,553
2.172%, 07/14/2028(1)	16,055,000	13,544,419
2.710%, 01/22/2029(1)	8,000,000	6,742,735
3.103%, 01/16/2030(1)	2,000,000	1,704,529
Pacific Life Global Funding II,
1.200%, 06/24/2025(2)	22,300,000	20,334,651
Peachtree Corners Funding Trust,
3.976%, 02/15/2025(2)	12,295,000	11,835,658
Penn Mutual Life Insurance Co.,
3.800%, 04/29/2061(2)	15,000,000	10,115,775
Pine Street Trust I,
4.572%, 02/15/2029
(Callable 11/15/2028)(2)	7,825,000	7,168,567
Principal Financial Group, Inc.,
4.300%, 11/15/2046
(Callable 05/15/2046)	2,325,000	1,854,163
Principal Life Global Funding II:
1.250%, 06/23/2025(2)	16,000,000	14,596,499
3.000%, 04/18/2026(2)	13,400,000	12,414,575
5.500%, 06/28/2028(2)	40,500,000	40,236,504
Prologis LP:
4.750%, 06/15/2033
(Callable 03/15/2033)	19,425,000	18,974,605
5.125%, 01/15/2034
(Callable 10/15/2033)	21,575,000	21,420,978
Protective Life Corp.:
4.300%, 09/30/2028
(Callable 06/30/2028)(1)(2)	10,000,000	9,286,634
8.450%, 10/15/2039(1)	2,650,000	3,148,012
Protective Life Global Funding,
5.209%, 04/14/2026(1)(2)	32,900,000	32,378,979
Prudential Financial, Inc.:
6.625%, 12/01/2037	5,000,000	5,527,464
3.935%, 12/07/2049
(Callable 06/07/2049)	11,426,000	9,091,391
Raymond James Financial, Inc.,
4.650%, 04/01/2030
(Callable 01/01/2030)	9,700,000	9,447,330
Realty Income Corp.:
4.700%, 12/15/2028
(Callable 11/15/2028)	6,625,000	6,417,574
5.625%, 10/13/2032
(Callable 07/13/2032)	6,725,000	6,796,355
Regions Financial Corp.,
2.250%, 05/18/2025
(Callable 04/18/2025)	21,650,000	20,023,610
Reliance Standard Life Global Funding II,
2.500%, 10/30/2024(1)(2)	22,800,000	21,593,953
Royal Bank of Canada,
4.650%, 01/27/2026(1)	7,773,000	7,568,536
Sammons Financial Group, Inc.:
3.350%, 04/16/2031
(Callable 01/16/2031)(2)	14,350,000	11,147,930
4.750%, 04/08/2032
(Callable 01/08/2032)(2)	23,000,000	19,227,088
Santander Holdings USA, Inc.,
3.500%, 06/07/2024
(Callable 05/07/2024)(1)	5,695,000	5,529,997
Santander UK Group Holdings PLC:
4.796%, 11/15/2024
(3 Month LIBOR USD + 1.570%)
(Callable 11/15/2023)(1)(3)	5,250,000	5,209,987
1.673%, 06/14/2027 (SOFR + 0.989%)
(Callable 06/14/2026)(1)(3)	9,500,000	8,184,601
6.534%, 01/10/2029 (SOFR + 2.600%)
(Callable 01/10/2028)(1)(3)	27,600,000	27,788,683
Santander UK PLC,
5.000%, 11/07/2023(1)(2)	21,921,000	21,775,444
SMBC Aviation Capital Finance DAC:
1.900%, 10/15/2026
(Callable 09/15/2026)(1)(2)	6,725,000	5,876,313
5.450%, 05/03/2028
(Callable 04/03/2028)(1)(2)	7,000,000	6,904,782
Societe Generale SA:
4.250%, 09/14/2023(1)(2)	8,000,000	7,961,791
5.000%, 01/17/2024(1)(2)	20,000,000	19,757,835
3.875%, 03/28/2024(1)(2)	15,300,000	14,971,432
2.625%, 10/16/2024(1)(2)	23,000,000	21,766,070
2.625%, 01/22/2025(1)(2)	41,125,000	38,643,271
2.226%, 01/21/2026
(1 Year CMT Rate + 1.050%)
(Callable 01/21/2025)(1)(2)(3)	21,032,000	19,531,715
1.488%, 12/14/2026
(1 Year CMT Rate + 1.100%)
(Callable 12/14/2025)(1)(2)(3)	28,800,000	25,342,944
2.797%, 01/19/2028
(1 Year CMT Rate + 1.300%)
(Callable 01/19/2027)(1)(2)(3)	2,225,000	1,970,703
6.446%, 01/10/2029
(1 Year CMT Rate + 2.550%)
(Callable 01/10/2028)(1)(2)(3)	13,000,000	13,018,830
2.889%, 06/09/2032
(1 Year CMT Rate + 1.300%)
(Callable 06/09/2031)(1)(2)(3)	6,775,000	5,307,920
The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Societe Generale SA: (cont.)
3.337%, 01/21/2033
(1 Year CMT Rate + 1.600%)
(Callable 01/21/2032)(1)(2)(3)	$10,000,000	$8,005,208
6.221%, 06/15/2033
(1 Year CMT Rate + 3.200%)
(Callable 06/15/2032)(1)(2)(3)	9,150,000	8,517,949
3.625%, 03/01/2041(1)(2)	12,000,000	7,784,806
Standard Chartered PLC:
3.785%, 05/21/2025
(3 Month LIBOR USD + 1.560%)
(Callable 05/21/2024)(1)(2)(3)	36,294,000	35,407,563
2.819%, 01/30/2026
(3 Month LIBOR USD + 1.209%)
(Callable 01/30/2025)(1)(2)(3)	21,000,000	19,799,892
1.456%, 01/14/2027
(1 Year CMT Rate + 1.000%)
(Callable 01/14/2026)(1)(2)(3)	20,658,000	18,297,700
2.608%, 01/12/2028
(1 Year CMT Rate + 1.180%)
(Callable 01/12/2027)(1)(2)(3)	24,000,000	21,247,629
7.767%, 11/16/2028
(1 Year CMT Rate + 3.450%)
(Callable 11/16/2027)(1)(2)(3)	8,000,000	8,486,802
6.301%, 01/09/2029
(1 Year CMT Rate + 2.450%)
(Callable 01/09/2028)(1)(2)(3)	4,000,000	4,022,401
4.644%, 04/01/2031
(5 Year CMT Rate + 3.850%)
(Callable 04/01/2030)(1)(2)(3)	14,700,000	13,558,313
6.296%, 07/06/2034
(1 Year CMT Rate + 2.580%)
(Callable 07/06/2033)(1)(2)(3)(8)	13,850,000	13,860,311
5.700%, 03/26/2044(1)(2)	6,000,000	5,499,493
Stifel Financial Corp.:
4.250%, 07/18/2024	17,850,000	17,473,170
4.000%, 05/15/2030
(Callable 02/15/2030)	51,140,000	43,625,229
Sumitomo Mitsui Financial Group, Inc.:
2.448%, 09/27/2024(1)	2,015,000	1,930,061
2.348%, 01/15/2025(1)	8,245,000	7,817,346
1.474%, 07/08/2025(1)	8,740,000	8,026,512
2.130%, 07/08/2030(1)	7,575,000	6,164,101
5.766%, 01/13/2033(1)	33,650,000	34,623,508
SunTrust Banks, Inc.,
3.300%, 05/15/2026
(Callable 04/15/2026)	3,925,000	3,598,688
Svenska Handelsbanken AB,
5.500%, 06/15/2028(1)(2)	15,250,000	14,943,091
Synchrony Bank,
5.625%, 08/23/2027
(Callable 07/23/2027)	8,250,000	7,740,726
Synchrony Financial:
4.375%, 03/19/2024
(Callable 02/19/2024)	1,538,000	1,507,951
4.250%, 08/15/2024
(Callable 05/15/2024)	26,864,000	25,900,426
4.500%, 07/23/2025
(Callable 04/23/2025)	23,127,000	21,802,484
3.700%, 08/04/2026
(Callable 05/04/2026)	23,023,000	20,657,846
3.950%, 12/01/2027
(Callable 09/01/2027)	44,825,000	39,051,477
2.875%, 10/28/2031
(Callable 07/28/2031)	5,000,000	3,635,745
Toronto-Dominion Bank,
4.456%, 06/08/2032(1)	19,000,000	18,029,867
Travelers Companies, Inc.,
5.450%, 05/25/2053
(Callable 11/25/2052)	4,000,000	4,186,343
Trinity Acquisition PLC:
4.400%, 03/15/2026
(Callable 12/15/2025)	27,305,000	26,305,658
6.125%, 08/15/2043	22,561,000	21,391,987
Truist Financial Corp.,
5.122%, 01/26/2034 (SOFR + 1.852%)
(Callable 01/26/2033)(3)	12,000,000	11,371,467
Trustage Financial Group, Inc.,
4.625%, 04/15/2032
(Callable 01/15/2032)(2)	2,205,000	1,911,020
UBS Group AG:
4.550%, 04/17/2026(1)	7,000,000	6,728,162
5.711%, 01/12/2027
(1 Year CMT Rate + 1.550%)
(Callable 01/12/2026)(1)(2)(3)	14,078,000	13,937,887
1.364%, 01/30/2027
(1 Year CMT Rate + 1.080%)
(Callable 01/30/2026)(1)(2)(3)	21,397,000	18,748,741
1.494%, 08/10/2027
(1 Year CMT Rate + 0.850%)
(Callable 08/10/2026)(1)(2)(3)	9,000,000	7,729,480
2.095%, 02/11/2032
(1 Year CMT Rate + 1.000%)
(Callable 02/11/2031)(1)(2)(3)	43,570,000	32,998,930
UBS Group Funding Switzerland AG,
4.253%, 03/23/2028
(Callable 03/23/2027)(1)(2)	17,150,000	15,914,618
UnitedHealth Group, Inc.:
2.750%, 05/15/2040
(Callable 11/15/2039)	7,000,000	5,200,107
4.750%, 05/15/2052
(Callable 11/15/2051)	8,275,000	7,850,097
Wells Fargo & Co.:
2.406%, 10/30/2025
(3 Month LIBOR USD + 1.087%)
(Callable 10/30/2024)(3)	19,000,000	18,091,931
2.164%, 02/11/2026
(3 Month LIBOR USD + 1.012%)
(Callable 02/11/2025)(3)	15,000,000	14,125,061
3.000%, 04/22/2026	3,000,000	2,820,898
3.908%, 04/25/2026 (SOFR + 1.320%)
(Callable 04/25/2025)(3)	5,000,000	4,833,911
2.393%, 06/02/2028 (SOFR + 2.100%)
(Callable 06/02/2027)(3)	64,086,000	57,109,009
4.808%, 07/25/2028 (SOFR + 1.980%)
(Callable 07/25/2027)(3)	13,000,000	12,706,499
3.350%, 03/02/2033 (SOFR + 1.500%)
(Callable 03/02/2032)(3)	5,000,000	4,279,268
5.389%, 04/24/2034 (SOFR + 2.020%)
(Callable 04/24/2033)(3)	23,925,000	23,772,214
3.068%, 04/30/2041 (SOFR + 2.530%)
(Callable 04/30/2040)(3)	25,000,000	18,387,897
3.900%, 05/01/2045	5,000,000	4,002,466
5.013%, 04/04/2051
(3 Month LIBOR USD + 4.502%)
(Callable 04/04/2050)(3)	7,000,000	6,519,843
Wells Fargo Bank NA,
5.850%, 02/01/2037	10,000,000	10,121,292

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Western & Southern
Financial Group, Inc.,
5.750%, 07/15/2033(2)	$8,300,000	$8,318,717
Westpac Banking Corp.:
2.894%, 02/04/2030
(5 Year CMT Rate + 1.350%)
(Callable 02/04/2025)(1)(3)	11,425,000	10,674,679
4.322%, 11/23/2031 (5 Year
Mid Swap Rate USD + 2.236%)
(Callable 11/23/2026)(1)(3)	8,350,000	7,735,240
5.405%, 08/10/2033
(1 Year CMT Rate + 2.680%)
(Callable 08/10/2032)(1)(3)	5,000,000	4,737,059
4.110%, 07/24/2034
(5 Year CMT Rate + 2.000%)
(Callable 07/24/2029)(1)(3)	10,000,000	8,695,925
2.668%, 11/15/2035
(5 Year CMT Rate + 1.750%)
(Callable 11/15/2030)(1)(3)	13,600,000	10,436,454
4.421%, 07/24/2039(1)	10,000,000	8,222,018
Willis North America, Inc.:
3.600%, 05/15/2024
(Callable 03/15/2024)	9,000,000	8,781,286
4.650%, 06/15/2027
(Callable 05/15/2027)	8,525,000	8,279,592
2.950%, 09/15/2029
(Callable 06/15/2029)	7,500,000	6,451,570
5.350%, 05/15/2033
(Callable 02/15/2033)	11,425,000	11,140,286
5.050%, 09/15/2048
(Callable 03/15/2048)	10,200,000	8,763,725
Total Financials
(Cost $7,054,146,525)		6,444,746,518	16.4%
Total Corporate Bonds
(Cost $16,871,116,015)		15,241,480,660	38.7%
Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026	4,465,000	4,494,668
California Community
Choice Financing Authority,
5.950%, 08/01/2029	3,155,000	3,206,243
California Housing Finance Agency,
2.794%, 08/01/2036
(Callable 08/01/2025)	2,325,000	2,212,770
California Qualified School
Bond Joint Powers Authority,
7.155%, 03/01/2027	4,485,000	4,681,577
County of Cuyahoga OH,
9.125%, 10/01/2023 (Insured by AGC)	300,000	299,983
County of Riverside CA,
2.617%, 02/15/2024	20,000,000	19,619,358
Dallas/Fort Worth International Airport:
2.246%, 11/01/2031
(Callable 11/01/2030)	2,500,000	2,065,519
2.416%, 11/01/2032
(Callable 11/01/2030)	5,000,000	4,104,717
2.516%, 11/01/2033
(Callable 11/01/2030)	1,220,000	991,690
Eaton Community City School District,
5.390%, 08/25/2027
(Callable 07/31/2023)
(Insured by SD CRED PROG)	2,305,000	2,305,764
Kentucky Housing Corp.,
3.500%, 01/01/2040
(Callable 07/01/2025)	1,595,000	1,534,163
Kentucky Public Energy Authority,
4.787%, 12/01/2049
(1 Month LIBOR USD + 1.300%)
(Callable 03/01/2025) (Mandatory
Tender Date 06/01/2025)(3)	28,000,000	27,939,962
Louisiana Housing Corp.,
2.100%, 12/01/2038 (Callable
09/01/2024) (Insured by GNMA)	980,573	868,056
Maine State Housing Authority,
2.600%, 11/15/2046
(Callable 11/15/2030)	10,000,000	7,075,901
Maryland Community Development
Administration Housing Revenue,
3.160%, 09/01/2041
(Callable 09/01/2025)	3,505,000	3,410,779
Maryland Economic
Development Corp.,
3.997%, 04/01/2034
(Callable 01/01/2034)	18,475,000	14,823,583
Massachusetts Educational
Financing Authority,
3.850%, 05/25/2033	10,873,538	10,488,690
Minnesota Housing Finance Agency:
2.730%, 08/01/2046 (Callable
07/01/2025) (Insured by GNMA)	2,056,737	1,746,311
3.200%, 06/01/2047 (Callable
07/01/2026) (Insured by GNMA)	4,534,923	4,202,606
3.000%, 10/01/2047 (Callable
01/01/2027) (Insured by GNMA)	5,641,547	5,008,798
New Hampshire Business
Finance Authority:
3.250%, 04/01/2028
(Callable 01/01/2028)	45,000,000	38,365,947
3.300%, 04/01/2032
(Callable 01/01/2032)	35,000,000	27,232,825
2.872%, 07/01/2035
(Callable 01/01/2035)	17,575,000	12,390,132
New Hampshire Housing
Finance Authority:
3.750%, 07/01/2034
(Callable 07/31/2023)	35,000	35,000
4.000%, 07/01/2036
(Callable 07/01/2025)	1,280,000	1,264,744
New Jersey Higher Education
Student Assistance Authority:
3.500%, 12/01/2039
(Callable 12/01/2028)	14,345,000	13,604,464
3.500%, 12/01/2039
(Callable 12/01/2028)	10,615,000	10,131,079
New Jersey Turnpike Authority,
3.223%, 01/01/2035
(Callable 07/01/2025)(2)	90,230,000	80,338,825
New York State Dormitory Authority,
2.219%, 07/01/2035	15,000,000	11,948,647
North Carolina Housing Finance Agency,
2.812%, 07/01/2035
(Callable 01/01/2024)	615,000	600,709
State Public School Building Authority,
2.966%, 04/01/2027 (Insured by BAM)	5,800,000	5,335,729
Texas Private Activity Bond Surface
Transportation Corp.,
3.922%, 12/31/2049	8,800,000	7,128,863

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Three Rivers Local School District,
5.209%, 09/15/2027
(Callable 07/31/2023)
(Insured by SD CRED PROG)	$2,365,000	$2,365,489
West Contra Costa
Unified School District,
6.250%, 08/01/2030	1,785,000	1,944,501
Western Michigan University Homer
Stryker MD School of Medicine,
4.750%, 11/15/2028 (Insured by AGM)	12,310,000	12,249,760
Westlake City School District,
5.227%, 12/01/2026
(Callable 07/31/2023)	3,570,000	3,571,110
Westvaco Corp.,
7.670%, 01/15/2027(2)	8,000,000	8,353,334
Total Municipal Bonds
(Cost $406,115,478)		357,942,296	0.9%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 1998-66, Class C,
6.000%, 12/25/2028	1,679	1,671
Federal Gold Loan
Mortgage Corp. (FGLMC):
6.500%, 06/01/2029	39,158	40,070
2.500%, 08/01/2030	86,124,941	80,031,521
3.000%, 03/01/2032	1,006,740	943,073
3.000%, 08/01/2032	6,520,484	6,105,257
3.000%, 09/01/2032	44,109,783	41,300,355
3.000%, 02/01/2033	26,693,836	25,126,892
3.000%, 04/01/2033	897,798	840,586
5.000%, 08/01/2033	2,035,430	2,050,713
3.000%, 01/01/2034	40,530,421	38,149,223
3.500%, 01/01/2034	6,471,434	6,219,453
2.500%, 07/01/2035	5,503,282	5,037,366
2.000%, 08/01/2035	44,299,674	39,500,182
5.000%, 09/01/2035	4,169,270	4,203,863
5.500%, 01/01/2036	68,093	69,903
5.000%, 03/01/2036	1,653,454	1,667,172
1.500%, 06/01/2036	21,571,131	18,618,620
6.000%, 12/01/2036	64,368	66,912
3.500%, 03/01/2037	2,830,191	2,681,152
4.000%, 03/01/2037	1,595,165	1,538,562
3.500%, 02/01/2038	31,347,476	29,661,342
5.000%, 02/01/2038	952,743	960,639
5.500%, 05/01/2038	194,455	199,591
4.000%, 06/01/2038	61,078,674	59,600,757
5.500%, 01/01/2039	4,373,335	4,480,017
4.500%, 11/01/2039	1,471,114	1,454,426
4.500%, 11/01/2039	1,199,042	1,185,439
4.500%, 12/01/2039	6,943,790	6,846,977
3.000%, 02/01/2040	9,740,516	8,995,496
5.000%, 03/01/2040	293,108	295,551
4.500%, 08/01/2040	234,082	231,427
2.000%, 09/01/2040	24,921,893	21,433,859
4.500%, 09/01/2040	978,659	967,561
2.500%, 11/01/2040(8)	60,819,629	53,488,792
1.500%, 12/01/2040	45,252,520	36,863,152
2.000%, 12/01/2040	112,045,277	96,102,876
4.000%, 01/01/2041	4,767,697	4,589,290
4.000%, 01/01/2041	9,336,342	8,986,974
4.500%, 03/01/2041	712,087	704,011
3.500%, 10/01/2041	2,976,424	2,790,932
2.000%, 11/01/2041	76,616,830	64,739,534
2.000%, 12/01/2041	17,162,161	14,580,555
2.000%, 02/01/2042	47,545,509	40,390,091
2.500%, 02/01/2042	11,290,742	9,830,266
4.000%, 03/01/2042	2,825,132	2,719,394
3.500%, 06/01/2042	1,487,875	1,394,646
3.500%, 07/01/2042	3,808,749	3,570,082
3.000%, 08/01/2042	5,655,505	5,111,429
3.000%, 10/01/2042	2,315,129	2,092,383
3.000%, 11/01/2042	20,724,017	18,730,325
3.500%, 12/01/2042	4,488,639	4,207,263
3.000%, 01/01/2043	9,725,790	8,789,996
3.500%, 01/01/2043	7,886,140	7,378,256
3.000%, 02/01/2043	1,298,919	1,173,934
3.000%, 04/01/2043	7,741,084	6,996,238
3.000%, 04/01/2043	3,318,841	2,999,480
3.000%, 04/01/2043	2,830,189	2,557,856
4.000%, 04/01/2043	10,594,389	10,270,433
3.500%, 05/01/2043	5,239,288	4,910,938
3.000%, 06/01/2043	28,201,352	25,487,521
3.000%, 08/01/2043	2,208,192	1,995,691
3.500%, 11/01/2043	2,978,162	2,791,505
3.500%, 01/01/2044	4,239,967	3,972,982
3.500%, 02/01/2044	13,521,113	12,673,696
4.000%, 03/01/2044	1,655,549	1,589,961
3.500%, 05/01/2044	18,911,250	17,693,600
4.000%, 05/01/2044	7,654,485	7,367,946
4.000%, 07/01/2044	1,280,906	1,227,778
3.500%, 10/01/2044	21,722,941	20,253,125
4.000%, 10/01/2044	3,811,617	3,654,708
3.000%, 01/01/2045	7,675,310	6,936,404
3.500%, 01/01/2045	12,431,465	11,648,813
4.500%, 01/01/2045	11,863,371	11,655,404
3.000%, 10/01/2045	15,584,635	14,085,062
4.000%, 10/01/2045	1,900,472	1,819,148
4.000%, 11/01/2045	4,227,989	4,047,201
3.500%, 12/01/2045	3,162,424	2,944,474
3.000%, 01/01/2046	55,916,027	50,082,088
3.000%, 01/01/2046	43,857,309	39,327,776
3.500%, 01/01/2046	13,018,780	12,121,652
4.000%, 02/01/2046	5,590,202	5,285,649
4.000%, 02/01/2046	27,383,055	26,329,168
4.000%, 04/01/2046	3,934,557	3,764,037
3.500%, 05/01/2046	2,378,773	2,233,674
3.500%, 08/01/2046	14,025,357	13,058,822
3.000%, 09/01/2046	47,867,019	42,894,733
3.000%, 10/01/2046	50,811,481	45,777,801
3.000%, 10/01/2046	31,011,292	27,794,839
3.000%, 12/01/2046	27,300,899	24,427,669
4.000%, 01/01/2047	23,998,090	22,948,319
3.000%, 02/01/2047	17,648,959	15,774,993
4.500%, 04/01/2047	11,830,079	11,622,585
3.000%, 05/01/2047	28,346,208	25,423,064
4.500%, 06/01/2047	71,898,852	70,507,162
4.500%, 08/01/2047	19,101,764	18,744,895
4.000%, 09/01/2047	6,417,925	6,125,838
3.500%, 03/01/2048	63,169,767	58,366,168
4.000%, 08/01/2048	10,623,997	10,140,579
4.500%, 10/01/2048	8,279,812	8,096,500
3.000%, 02/01/2049	39,966,191	35,978,240
3.000%, 11/01/2049	45,797,277	40,895,288
4.000%, 05/01/2050	77,129,635	73,723,492

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Federal Gold Loan
Mortgage Corp. (FGLMC): (cont.)
2.500%, 11/01/2050	$22,500,382	$19,271,001
2.500%, 02/01/2051	42,320,365	36,299,839
2.500%, 02/01/2051	57,662,113	49,357,014
2.500%, 02/01/2051	20,799,559	17,857,562
2.000%, 04/01/2051	76,371,186	63,480,564
3.000%, 04/01/2051	33,077,430	29,265,215
2.000%, 05/01/2051	31,614,650	26,125,243
2.500%, 05/01/2051	39,702,901	33,890,093
2.500%, 06/01/2051	16,872,836	14,394,733
2.500%, 07/01/2051	33,280,456	28,465,161
2.500%, 08/01/2051	17,802,693	15,298,462
2.000%, 09/01/2051	113,098,378	92,461,959
3.000%, 09/01/2051	16,828,567	14,969,434
3.000%, 10/01/2051	11,708,060	10,334,630
2.500%, 11/01/2051	134,801,006	115,571,420
2.500%, 11/01/2051	9,476,063	8,105,032
3.000%, 03/01/2052	123,984,707	110,212,635
4.500%, 07/01/2052	35,824,389	34,645,819
5.000%, 07/01/2052	105,690,729	103,671,396
3.000%, 08/01/2052	105,030,953	93,395,365
5.500%, 01/01/2053	109,577,729	109,729,953
6.000%, 01/01/2053	38,669,578	39,504,338
Federal National Mortgage
Association (FNMA):
5.000%, 05/01/2028	51,358	50,968
4.500%, 08/01/2029	423,282	415,452
4.500%, 09/01/2029	470,498	461,796
3.500%, 01/01/2032	15,964,187	15,344,732
3.500%, 06/01/2032(8)	64,082,010	61,597,306
3.000%, 10/01/2032	832,305	778,392
3.000%, 12/01/2032	1,655,281	1,548,031
6.000%, 03/01/2033	16,816	17,304
3.000%, 09/01/2033	28,733,984	27,044,997
3.500%, 10/01/2033	8,475,219	8,020,391
4.500%, 10/01/2033	5,954,243	5,866,408
5.000%, 10/01/2033	6,871,024	6,919,956
3.000%, 11/01/2033	39,683,809	37,352,875
5.000%, 11/01/2033	18,871	19,005
4.000%, 01/01/2034	2,642,439	2,578,422
3.000%, 02/01/2034	24,798,626	23,341,277
5.500%, 04/01/2034	2,384,867	2,440,231
4.000%, 06/01/2034	3,527,049	3,439,410
4.000%, 07/01/2034	34,386,623	33,478,904
4.000%, 09/01/2034	3,926,949	3,819,684
5.500%, 09/01/2034	63,563	65,039
2.500%, 10/01/2034	46,235,073	42,436,241
6.000%, 11/01/2034	17,931	18,596
3.500%, 01/01/2035	21,984,335	20,924,898
5.500%, 02/01/2035	213,254	218,373
3.000%, 06/01/2035	5,164,012	4,813,386
5.000%, 07/01/2035	1,797,798	1,810,590
5.000%, 10/01/2035	848,346	854,404
2.000%, 12/01/2035	48,450,527	43,201,629
1.500%, 02/01/2036	41,109,801	35,469,007
5.000%, 02/01/2036	1,230,345	1,239,135
1.500%, 03/01/2036	2,922,099	2,521,257
3.000%, 11/01/2036	15,423,944	14,260,319
5.500%, 11/01/2036	80,986	83,194
2.500%, 12/01/2036	8,374,439	7,563,280
2.000%, 01/01/2037	31,711,113	28,150,180
3.500%, 02/01/2037	5,632,609	5,330,702
5.500%, 04/01/2037	529,233	541,511
4.000%, 05/01/2037	14,377,148	13,851,022
4.000%, 02/01/2038	10,994,676	10,592,207
2.500%, 04/01/2038	22,649,202	20,455,189
3.000%, 05/01/2038	12,479,798	11,574,860
4.000%, 05/01/2038	8,881,342	8,654,926
4.000%, 04/01/2039	4,332,581	4,165,913
4.500%, 04/01/2039	11,336,491	11,349,067
4.000%, 06/01/2039	8,776,436	8,564,206
5.000%, 06/01/2039	4,267,719	4,298,103
5.000%, 06/01/2039	6,104,714	6,148,167
4.500%, 11/01/2039	67,957	66,933
3.000%, 08/01/2040	28,361,656	25,887,639
4.000%, 08/01/2040	486,887	468,141
3.500%, 10/01/2040	10,221,634	9,591,366
4.000%, 10/01/2040	12,595,867	12,110,853
1.500%, 11/01/2040	139,907,456	113,970,583
1.500%, 12/01/2040	43,682,439	35,584,167
3.500%, 12/01/2040	2,913,838	2,729,070
4.000%, 12/01/2040	2,962,004	2,847,943
2.500%, 01/01/2041	25,265,371	22,238,687
3.500%, 02/01/2041	4,772,201	4,469,277
4.500%, 02/01/2041	23,129,612	22,931,293
4.500%, 05/01/2041	2,717,613	2,678,582
4.000%, 06/01/2041	5,137,878	4,940,020
4.500%, 07/01/2041	2,874,233	2,830,885
5.000%, 07/01/2041	4,776,391	4,810,378
3.500%, 09/01/2041	6,948,400	6,505,860
4.000%, 09/01/2041	671,735	645,864
4.000%, 10/01/2041	2,317,027	2,227,775
2.000%, 12/01/2041	128,880,838	109,015,784
4.000%, 12/01/2041	2,904,221	2,792,348
2.000%, 01/01/2042	48,522,998	41,021,084
4.000%, 01/01/2042	3,801,329	3,654,915
4.500%, 01/01/2042	4,470,725	4,414,896
2.000%, 02/01/2042	13,767,368	11,695,409
2.000%, 02/01/2042	42,447,531	35,834,580
2.000%, 02/01/2042	39,700,244	33,490,374
4.000%, 02/01/2042	16,858,032	16,208,587
2.000%, 03/01/2042	93,994,358	79,547,737
2.500%, 03/01/2042	48,971,520	42,579,237
3.000%, 04/01/2042	25,290,219	22,851,767
3.000%, 05/01/2042	2,793,556	2,521,875
3.500%, 07/01/2042	42,278,679	39,584,312
3.500%, 08/01/2042	3,004,723	2,813,196
3.000%, 10/01/2042	10,593,648	9,563,315
3.000%, 03/01/2043	15,684,428	14,158,533
3.000%, 03/01/2043	3,057,139	2,759,746
3.000%, 05/01/2043	15,943,541	14,392,533
3.000%, 05/01/2043	7,356,525	6,640,845
3.500%, 05/01/2043	15,919,181	14,904,428
3.000%, 06/01/2043	3,198,105	2,886,979
3.000%, 07/01/2043	1,335,066	1,205,190
4.000%, 07/01/2043	11,489,326	11,046,984
3.000%, 08/01/2043	2,100,210	1,895,879
3.000%, 09/01/2043	40,485,861	36,546,987
3.500%, 09/01/2043	18,207,709	16,995,153
4.500%, 09/01/2043	4,259,820	4,185,660
3.000%, 10/01/2043	47,403,175	42,827,427
3.500%, 10/01/2043	21,382,109	19,964,029
3.000%, 11/01/2043	11,034,786	9,961,589
4.000%, 11/01/2043	4,089,834	3,928,408
4.000%, 12/01/2044	104,689,894	100,592,210

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Federal National Mortgage
Association (FNMA): (cont.)
4.000%, 01/01/2045	$2,672,687	$2,556,700
4.000%, 02/01/2045	6,668,193	6,411,512
3.500%, 04/01/2045	10,723,021	9,982,586
4.000%, 09/01/2045	1,915,269	1,830,182
4.000%, 10/01/2045	2,483,825	2,373,507
4.500%, 10/01/2045	105,758,611	104,112,726
4.000%, 11/01/2045	9,573,707	9,095,260
3.500%, 12/01/2045	12,391,892	11,525,151
4.500%, 02/01/2046	11,603,574	11,458,828
3.000%, 05/01/2046	6,695,232	6,022,853
3.500%, 05/01/2046	11,998,466	11,227,131
3.000%, 07/01/2046	4,782,279	4,293,104
4.500%, 08/01/2046	8,429,301	8,272,022
3.500%, 09/01/2046	4,513,582	4,197,662
2.500%, 10/01/2046	12,459,775	10,672,327
3.000%, 11/01/2046	20,496,825	18,504,403
3.000%, 11/01/2046	9,539,780	8,611,664
3.500%, 11/01/2046	22,309,717	20,753,232
3.000%, 12/01/2046	13,812,622	12,362,256
4.000%, 02/01/2047	2,356,597	2,250,732
3.500%, 05/01/2047	962,144	893,121
3.500%, 08/01/2047	5,094,399	4,701,719
4.000%, 08/01/2047	18,169,034	17,360,147
3.500%, 10/01/2047	4,737,821	4,372,631
4.000%, 10/01/2047	12,310,221	11,738,088
4.000%, 11/01/2047	9,467,423	9,043,194
4.500%, 11/01/2047	4,210,449	4,199,536
3.500%, 12/01/2047	73,331,956	67,792,302
4.000%, 12/01/2047	15,008,843	14,309,720
4.500%, 12/01/2047	2,342,504	2,281,124
3.500%, 01/01/2048	17,750,934	16,413,229
3.500%, 02/01/2048	23,814,569	21,978,892
3.500%, 03/01/2048	21,300,414	19,658,467
4.000%, 04/01/2048	32,746,377	31,262,259
4.000%, 07/01/2048	12,552,236	11,993,573
4.000%, 09/01/2048	3,278,840	3,126,086
4.500%, 09/01/2048	9,641,506	9,424,992
4.500%, 11/01/2048	12,698,918	12,461,840
5.000%, 11/01/2048	16,447,240	16,384,644
4.000%, 01/01/2049	3,182,084	3,035,203
4.500%, 01/01/2049	8,516,167	8,357,184
3.000%, 02/01/2049	11,841,616	10,542,654
4.500%, 02/01/2049	9,016,393	8,803,168
4.000%, 05/01/2049	7,235,046	6,898,205
3.000%, 05/01/2050	38,480,370	34,364,620
2.500%, 07/01/2050	35,570,224	30,527,454
2.500%, 07/01/2050	101,629,308	87,345,802
3.000%, 07/01/2050	53,762,103	48,187,473
2.000%, 09/01/2050	44,104,211	36,202,933
2.500%, 10/01/2050	40,349,001	34,566,203
2.000%, 11/01/2050	212,911,961	175,122,411
2.500%, 11/01/2050	55,064,610	47,082,015
2.500%, 11/01/2050	6,829,106	5,881,286
3.000%, 11/01/2050	66,321,512	59,444,355
3.000%, 11/01/2050	6,115,665	5,455,882
2.500%, 12/01/2050	79,621,721	68,193,672
2.500%, 12/01/2050	53,215,297	45,425,810
2.500%, 01/01/2051	34,137,767	29,340,538
2.500%, 04/01/2051	18,975,414	16,254,112
2.500%, 05/01/2051	36,392,580	31,231,165
2.500%, 05/01/2051	78,609,366	67,695,577
2.500%, 05/01/2051	67,396,678	58,587,919
2.500%, 06/01/2051	26,449,017	22,738,841
2.000%, 07/01/2051	44,598,986	36,906,515
2.500%, 07/01/2051	69,075,943	59,386,399
2.500%, 07/01/2051	22,757,759	19,377,510
2.000%, 08/01/2051	16,407,925	13,559,896
2.000%, 09/01/2051	12,105,584	9,975,216
2.500%, 09/01/2051	123,995,257	105,914,548
2.500%, 10/01/2051	38,491,540	32,909,126
3.000%, 10/01/2051	62,266,234	54,936,599
2.000%, 11/01/2051	58,039,820	47,748,531
2.500%, 11/01/2051	34,214,249	29,637,404
2.500%, 11/01/2051	29,412,462	25,157,085
2.500%, 11/01/2051	102,828,138	87,829,218
3.000%, 11/01/2051	121,484,804	107,927,418
2.000%, 12/01/2051	34,019,146	27,969,268
2.000%, 12/01/2051	35,900,210	29,582,358
2.000%, 12/01/2051	105,326,384	86,506,097
2.000%, 12/01/2051	25,496,734	21,049,158
2.500%, 12/01/2051	23,523,567	20,113,678
2.500%, 12/01/2051	47,108,878	40,003,403
2.500%, 12/01/2051	132,101,043	113,307,687
2.500%, 12/01/2051	105,040,489	89,694,237
2.500%, 01/01/2052	45,038,841	38,594,652
3.000%, 02/01/2052	25,043,075	22,240,926
3.000%, 02/01/2052	30,476,604	27,066,581
3.500%, 02/01/2052	32,037,680	29,337,291
3.000%, 03/01/2052	68,773,785	61,028,525
3.500%, 04/01/2052	87,512,602	79,943,129
3.500%, 05/01/2052	44,972,889	41,769,452
4.500%, 07/01/2052	14,805,976	14,318,854
5.000%, 07/01/2052	117,040,663	114,802,928
5.000%, 07/01/2052	67,361,683	66,159,036
5.500%, 11/01/2052(8)	50,293,690	50,537,854
3.000%, 12/01/2054	91,378,781	80,324,714
3.000%, 11/01/2059	48,741,542	43,024,552
2.500%, 07/01/2061	9,784,511	8,027,432
2.500%, 03/01/2062	45,933,893	37,599,639
4.000%, 06/01/2062(8)	140,569,220	131,668,722
Government National
Mortgage Association (GNMA):
6.000%, 11/20/2033	17,016	17,654
5.000%, 07/20/2040	629,890	640,026
3.500%, 10/20/2041	3,093,906	2,909,497
3.500%, 01/15/2042	5,312,585	5,010,822
4.000%, 06/20/2042	3,413,428	3,314,229
3.500%, 09/20/2042	1,296,895	1,221,908
3.500%, 01/20/2043	27,357,681	25,763,148
4.000%, 10/20/2043	4,487,921	4,349,106
4.000%, 09/20/2044	17,244,997	16,751,552
4.000%, 01/20/2045	3,798,447	3,679,270
3.500%, 03/20/2045	6,058,403	5,675,784
3.000%, 04/20/2045	7,050,790	6,427,214
3.500%, 04/20/2045	8,573,167	8,046,172
4.000%, 08/20/2045	3,026,846	2,915,389
3.000%, 01/20/2046	23,138,436	21,095,743
4.500%, 01/20/2046	5,097,875	5,052,938
3.500%, 04/20/2046	26,900,663	25,194,486
4.000%, 04/20/2046	3,285,814	3,159,864
3.500%, 05/20/2046	16,971,854	15,912,375
4.000%, 05/20/2046	8,009,870	7,703,977
3.500%, 06/20/2046	28,118,264	26,372,523
3.000%, 11/20/2046	20,200,961	18,385,667
The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Government National Mortgage
Association (GNMA): (cont.)
5.000%, 04/20/2047	$774,822	$776,313
3.000%, 06/20/2047	12,131,812	10,994,888
4.500%, 06/20/2047	11,522,177	11,328,151
4.500%, 07/20/2047	2,742,709	2,691,373
4.500%, 09/20/2047	3,637,623	3,572,807
3.000%, 10/20/2047(6)	17,456,825	15,802,569
3.000%, 11/20/2047(6)	76,274,609	69,051,449
4.000%, 01/20/2048	5,061,865	4,858,661
3.500%, 02/20/2048(6)	76,129,116	71,214,196
3.500%, 05/20/2048	66,019,684	61,545,773
5.000%, 02/20/2049	37,097,611	36,860,632
3.500%, 02/20/2050	62,973,268	59,325,992
2.500%, 06/20/2050	109,822,551	95,790,516
2.500%, 03/20/2051	50,998,568	43,474,586
2.500%, 04/20/2051	66,085,936	57,008,114
2.500%, 06/20/2051	33,721,204	29,090,488
4.000%, 04/20/2052	18,876,005	17,859,893
4.000%, 04/20/2052	26,726,709	25,296,958
6.000%, 01/20/2053	40,069,844	40,348,215
Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MA, 3.000%,
02/25/2059 (Callable 07/25/2047)	33,119,453	30,217,000
Series 2020-2, Class MT, 2.000%,
11/25/2059 (Callable 06/25/2047)	56,878,377	46,420,514
Series 2020-3, Class MT, 2.000%,
05/25/2060 (Callable 08/25/2046)	37,432,137	30,566,652
Series 2021-3, Class MTU, 2.500%,
03/25/2061 (Callable 11/25/2044)	68,710,350	57,064,358
Series 2022-1, Class MTU, 3.250%,
11/25/2061 (Callable 08/25/2045)	54,158,876	47,191,694
Total U.S. Government Agency Issues
(Cost $9,611,866,952)		8,790,860,584	22.4%
Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2006-43CB, Class 2A1, 6.000%,
08/25/2023 (Callable 07/25/2023)	4,895	4,865
Series 2006-28CB, Class A17, 6.000%,
10/25/2036 (Callable 07/25/2023)	405,761	219,817
Arroyo Mortgage Trust:
Series 2019-3, Class A1, 2.962%,
10/25/2048 (Callable 07/25/2023)(2)(4)	9,515,581	8,617,240
Series 2020-1, Class A1A, 1.662%,
03/25/2055 (Callable 07/25/2023)(2)	8,988,249	8,150,682
Banc of America Alternative Loan Trust:
Series 2005-11, Class 1CB4, 5.500%,
12/25/2035 (Callable 07/25/2023)(6)	35,453	30,744
Series 2006-5, Class CB7, 6.000%,
06/25/2046 (Callable 07/25/2023)(6)	148,562	129,993
Bayview Financial Trust,
Series 2007-B, Class 1A2, 7.331%,
08/28/2047 (Callable 07/28/2023)(7)	828,740	687,203
Bear Stearns ALT-A Trust,
Series 2004-4, Class A1, 5.750%,
06/25/2034
(1 Month LIBOR USD + 0.600%)
(Callable 07/25/2023)(3)	1,808	1,888
Bear Stearns Asset Backed Securities I Trust,
Series 2004-AC2, Class 2A, 5.000%,
05/25/2034 (Callable 07/25/2023)	107,320	95,406
Chase Home Lending Mortgage Trust,
Series 2023-RPL1, Class A1, 3.500%,
06/25/2062 (Callable 12/25/2043(2)(4)	124,839,304	111,399,242
Chase Mortgage Finance Trust,
Series 2006-A1, Class 2A3,
4.374%, 09/25/2036
(Callable 07/25/2023)(4)(6)	514,266	445,129
CIM Trust:
Series 2022-R2, Class A1, 3.750%,
12/25/2061 (Callable 05/25/2027)(2)(4)	53,176,772	48,717,267
Series 2022-R3, Class A1, 4.500%,
03/25/2062 (Callable 09/25/2027)(2)(4)	62,454,717	59,333,411
Series 2023-R2, Class A1, 5.500%,
08/25/2064 (Callable 03/25/2028)(2)(4)	76,057,899	74,979,436
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 2A2, 5.500%,
11/25/2035 (Callable 07/25/2023)(6)	6,336	4,759
Credit Suisse First Boston
Mortgage Securities Corp.,
Series 2003-AR26, Class 8A1, 4.488%,
11/25/2033 (Callable 07/25/2023)(4)	2,316,222	2,157,132
CWABS Asset-Backed Certificates Trust:
Series 2004-S1, Class A3, 5.115%,
02/25/2035 (Callable 07/25/2023)(7)	54,928	54,078
Series 2005-10, Class AF6, 4.915%,
02/25/2036 (Callable 07/25/2023)(4)	5,317	5,150
Series 2005-17, Class 1AF5, 5.564%,
05/25/2036 (Callable 07/25/2023)(4)	52,326	47,687
Series 2006-10, Class 1AF3, 5.971%,
09/25/2046 (Callable 07/25/2023)(4)	57,037	57,422
First Horizon Alternative
Mortgage Securities Trust,
Series 2006-FA6, Class 3A1, 5.750%,
11/25/2036 (Callable 07/25/2023)(6)	2,457	1,675
FirstKey Homes Trust:
Series 2022-SFR3, Class A, 4.250%,
07/17/2038(2)	55,750,000	53,105,443
Series 2021-SFR1, Class A, 1.538%,
08/17/2038(2)	161,943,770	141,727,763
Series 2021-SFR2, Class A, 1.376%,
09/17/2038(2)	48,762,021	42,185,151
Series 2022-SFR1, Class A, 4.145%,
05/17/2039(2)	120,717,309	113,729,297
Home Partners of America Trust,
Series 2021-2, Class A, 1.901%,
12/17/2026(2)	108,912,761	94,990,105
IMC Home Equity Loan Trust,
Series 1997-5, Class A10, 6.880%,
11/20/2028	2	2
Impac CMB Trust,
Series 2004-4, Class 2A2, 5.329%,
09/25/2034 (Callable 07/25/2023)(7)	43,444	45,083
Imperial Fund Mortgage Trust,
Series 2022-NQM3, Class A1, 4.380%,
05/25/2067 (Callable 04/25/2025)(2)(7)	6,854,653	6,508,418
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 4.107%,
03/25/2036 (Callable 08/25/2025)(4)	129,461	99,936
J.P. Morgan Mortgage Trust:
Series 2007-A1, Class 5A2, 4.047%,
07/25/2035 (Callable 12/25/2027)(4)	717,019	699,152
Series 2007-A1, Class 5A5, 4.047%,
07/25/2035 (Callable 12/25/2027)(4)	1,085,683	1,059,626
Series 2005-A4, Class 1A1, 4.683%,
07/25/2035 (Callable 07/25/2023)(4)	56,150	56,793
Series 2006-A7, Class 2A2, 3.881%,
01/25/2037 (Callable 07/25/2023)(4)(6)	48,778	39,278

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
J.P. Morgan Mortgage Trust: (cont.)
Series 2006-A7, Class 2A4R,
3.881%, 01/25/2037
(Callable 07/25/2023)(4)(6)	$208,401	$167,811
Series 2007-A2, Class 2A3, 4.201%,
04/25/2037 (Callable 07/25/2023)(4)	557,929	409,310
Merrill Lynch Mortgage Investors Trust,
Series 2004-F, Class A1A, 5.907%,
12/25/2029 (Callable 07/25/2023)(4)	1,941,977	1,883,073
MetLife, Inc.,
Series 2019-1A, Class A1A, 3.750%,
04/25/2058 (Callable 11/25/2035)(2)(4)	5,148,673	4,909,766
Mill City Mortgage Loan Trust,
Series 2021-NMR1, Class A1, 1.125%,
11/25/2060 (Callable 10/25/2033)(2)(4)	15,643,451	14,414,816
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A1, 4.756%,
09/25/2034 (Callable 05/25/2026)(4)	879,732	859,611
New Residential Mortgage Loan Trust:
Series 2017-2A, Class A3, 4.000%,
03/25/2057 (Callable 09/25/2031)(2)(4)	4,767,683	4,438,711
Series 2017-3A, Class A1, 4.000%,
04/25/2057 (Callable 03/25/2032)(2)(4)	6,701,702	6,302,568
Series 2017-4A, Class A1, 4.000%,
05/25/2057 (Callable 02/25/2032)(2)(4)	9,840,726	8,991,909
Series 2018-1A, Class A1A, 4.000%,
12/25/2057 (Callable 08/25/2032)(2)(4)	5,325,072	4,995,930
Series 2020-1A, Class A1B, 3.500%,
10/25/2059 (Callable 03/25/2042)(2)(4)	10,353,984	9,518,891
Series 2022-NQM2, Class A1, 3.079%,
03/27/2062 (Callable 02/25/2024)(2)(4)	35,389,437	31,132,293
OBX Trust,
Series 2022-NQM2, Class A1, 2.950%,
01/25/2062 (Callable 02/25/2025)(2)(4)	84,110,808	74,670,892
Progress Residential Trust,
Series 2021-SFR8, Class A, 1.510%,
10/17/2038(2)	72,992,120	63,561,772
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%,
11/25/2023 (Callable 07/25/2023)	6,147	5,711
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3, 5.612%,
04/25/2037 (Callable 09/25/2030)(7)	2,482,525	689,017
Starwood Mortgage Residential Trust:
Series 2021-4, Class A1, 1.162%,
08/25/2056 (Callable 09/25/2024)(2)(4)	32,379,420	26,803,253
Series 2022-4, Class A1, 5.192%,
05/25/2067 (Callable 06/25/2025)(2)(7)	55,064,205	53,681,769
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 3A1, 5.227%,
09/25/2034 (Callable 07/25/2023)(4)	735,684	707,948
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 3.634%,
10/25/2043 (Callable 07/25/2023)(4)	3,843,330	3,683,884
Towd Point Mortgage Trust:
Series 2016-5, Class A1, 2.500%,
10/25/2056 (Callable 06/25/2030)(2)(4)	511,944	503,783
Series 2017-1, Class A1, 2.750%,
10/25/2056 (Callable 01/25/2030)(2)(4)	2,130,432	2,098,864
Series 2017-6, Class A1, 2.750%,
10/25/2057 (Callable 02/25/2033)(2)(4)	13,871,104	13,108,368
Series 2018-1, Class A1, 3.000%,
01/28/2058 (Callable 10/25/2029)(2)(4)	1,303,860	1,248,084
Series 2018-6, Class A1A,
3.750%, 03/25/2058
(Callable 11/25/2031)(2)(4)	9,655,967	9,322,479
Series 2019-1, Class A1, 3.750%,
03/25/2058 (Callable 07/25/2029)(2)(4)	22,648,966	21,192,975
Series 2018-4, Class A1, 3.000%,
06/25/2058 (Callable 06/25/2036)(2)(4)	12,654,217	11,502,303
Series 2019-4, Class A1, 2.900%,
10/25/2059 (Callable 05/25/2031)(2)(4)	67,056,473	61,598,592
Series 2020-2, Class A1A, 1.636%,
04/25/2060 (Callable 05/25/2032)(2)(4)	147,793,709	127,659,949
Series 2020-4, Class A1, 1.750%,
10/25/2060 (Callable 01/25/2031)(2)	69,830,236	60,667,084
Series 2022-2, Class A1, 3.750%,
07/01/2062 (Callable 09/25/2035)(2)(4)	168,597,605	154,350,770
Series 2022-3, Class A1, 3.750%,
08/01/2062 (Callable 08/25/2030)(2)(4)	168,081,476	152,986,835
Series 2023-1, Class A1, 3.750%,
01/25/2063 (Callable 02/25/2033)(2)	67,572,148	61,622,860
WaMu Mortgage Pass-Through
Certificates Trust:
Series 2004-CB2, Class 3A, 6.000%,
08/25/2034 (Callable 07/25/2023)	2,459,193	2,410,483
Series 2004-CB3, Class 2A, 6.500%,
10/25/2034 (Callable 07/25/2023)	1,073,959	1,056,302
Series 2004-AR14, Class A1, 4.198%,
01/25/2035 (Callable 07/25/2023)(4)	3,085,880	2,812,900
Total Non-U.S. Government
Agency Issues
(Cost $1,895,863,971)		1,765,357,839	4.5%
Total Residential
Mortgage-Backed Securities
(Cost $11,507,730,923)		10,556,218,423	26.9%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2014-M2, Class A2, 3.513%,
12/25/2023(4)	2,828,454	2,797,290
Freddie Mac Multifamily Structured
Pass Through Certificates:
Series K067, Class A2, 3.194%,
07/25/2027	68,324,045	64,496,122
Series K068, Class A2, 3.244%,
08/25/2027	105,313,000	99,563,795
Series K069, Class A2, 3.187%,
09/25/2027(4)	25,488,779	24,040,792
Series K071, Class A2, 3.286%,
11/25/2027	25,529,000	24,144,179
Series K072, Class A2, 3.444%,
12/25/2027	6,050,000	5,758,083
Series K073, Class A2, 3.350%,
01/25/2028	1,350,000	1,279,632
Series K074, Class A2, 3.600%,
01/25/2028	21,722,000	20,805,249
Series K076, Class A2, 3.900%,
04/25/2028	92,070,000	89,327,907
Series K077, Class A2, 3.850%,
05/25/2028(4)	68,650,000	66,475,559
Series K078, Class A2, 3.854%,
06/25/2028	59,788,633	57,909,979
Series K080, Class A2, 3.926%,
07/25/2028(4)	14,950,000	14,526,502

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Freddie Mac Multifamily Structured
Pass Through Certificates: (cont.)
Series K082, Class A2, 3.920%,
09/25/2028(4)	$56,545,000	$54,870,612
Series K083, Class A2, 4.050%,
09/25/2028(4)	1,000,000	975,813
Series K-1510, Class A2, 3.718%,
01/25/2031	39,850,000	37,505,744
Series K156, Class A3, 3.700%,
06/25/2033(4)	11,088,000	10,402,754
Series K-1510, Class A3, 3.794%,
01/25/2034	13,525,000	12,593,343
Total U.S. Government Agency Issues
(Cost $638,307,449)		587,473,355	1.5%
Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A3, 3.362%,
05/15/2050 (Callable 04/15/2027)	30,681,557	28,120,374
Series 2017-BNK4, Class A4, 3.625%,
05/15/2050 (Callable 04/15/2027)	44,535,000	40,847,066
Series 2017-BNK8, Class A4, 3.488%,
11/15/2050 (Callable 11/15/2027)	67,663,000	61,218,830
Series 2019-BN21, Class A5, 2.851%,
10/17/2052 (Callable 10/15/2029)	39,560,000	33,745,036
Series 2020-BN29, Class A4, 1.997%,
11/15/2053 (Callable 12/15/2030)	66,985,000	51,772,171
Series 2017-BNK9, Class A4, 3.538%,
11/15/2054 (Callable 12/15/2029)	98,103,000	89,982,377
Series 2022-BNK44, Class A5, 5.746%,
11/15/2055 (Callable 11/15/2032)(4)	79,775,000	82,624,491
Series 2017-BNK5, Class A5, 3.390%,
06/15/2060 (Callable 07/15/2027)	22,501,000	20,641,850
Series 2017-BNK7, Class A4, 3.175%,
09/15/2060 (Callable 09/15/2027)	21,500,000	19,544,386
Series 2017-BNK7, Class A5, 3.435%,
09/15/2060 (Callable 09/15/2027)	350,000	320,560
Series 2018-BN10, Class A5, 3.688%,
02/15/2061 (Callable 02/15/2028)	11,050,000	10,190,467
Series 2018-BN12, Class A4, 4.255%,
05/15/2061 (Callable 05/15/2028)(4)	15,302,008	14,433,930
Series 2018-BN13, Class A5, 4.217%,
08/15/2061 (Callable 08/15/2028)(4)	8,565,000	8,054,595
BBCMS Mortgage Trust,
Series 2022-C15, Class ASB, 3.684%,
04/15/2055 (Callable 04/15/2032)(4)	7,104,000	6,534,524
Benchmark Mortgage Trust:
Series 2018-B6, Class A4, 4.261%,
10/10/2051 (Callable 10/10/2028)	17,420,000	16,060,818
Series 2018-B8, Class A5, 4.232%,
01/15/2052 (Callable 12/15/2028)	24,235,000	22,246,940
Series 2020-B19, Class A5, 1.850%,
09/15/2053 (Callable 10/15/2030)	43,291,000	33,507,061
Series 2020-B20, Class A5, 2.034%,
10/15/2053 (Callable 10/15/2030)	31,916,000	24,745,541
Series 2020-B21, Class A5, 1.978%,
12/17/2053 (Callable 12/15/2030)	32,760,000	25,795,502
Series 2021-B24, Class A5, 2.584%,
03/15/2054 (Callable 03/15/2031)	26,400,000	21,043,316
Series 2021-B31, Class A5, 2.669%,
12/15/2054 (Callable 12/15/2031)	74,100,000	60,566,873
Series 2019-B14, Class A5, 3.049%,
12/15/2062 (Callable 11/15/2029)	28,769,000	24,819,261
CD Mortgage Trust:
Series 2016-CD1, Class A4, 2.724%,
08/10/2049 (Callable 08/10/2026)	48,986,454	44,161,367
Series 2017-CD3, Class A4, 3.631%,
02/10/2050 (Callable 02/10/2027)	7,200,000	6,550,949
Series 2018-CD7, Class A4, 4.279%,
08/15/2051 (Callable 08/15/2028)	7,400,000	6,872,883
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class A3, 3.865%,
01/10/2048 (Callable 01/10/2026)	15,445,455	14,583,656
Series 2016-C4, Class A4, 3.283%,
05/10/2058 (Callable 05/10/2026)	29,732,980	27,592,645
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class A3, 3.753%,
03/11/2047 (Callable 03/10/2024)	5,557,807	5,527,076
Series 2014-GC25, Class A4, 3.635%,
10/10/2047 (Callable 10/10/2024)	16,838,590	16,190,225
Series 2015-GC27, Class A5, 3.137%,
02/10/2048 (Callable 01/10/2025)	59,202,541	56,435,036
Series 2015-GC29, Class A4, 3.192%,
04/10/2048 (Callable 04/10/2025)	17,480,000	16,487,477
Series 2015-GC35, Class A4, 3.818%,
11/10/2048 (Callable 11/10/2025)	68,175,000	64,339,004
Series 2017-P7, Class A4, 3.712%,
04/14/2050 (Callable 04/14/2027)	12,275,000	11,285,625
Series 2017-P8, Class A4, 3.465%,
09/15/2050 (Callable 09/15/2027)	22,000,000	20,080,665
Series 2015-GC33, Class A4, 3.778%,
09/10/2058 (Callable 05/10/2026)	8,600,000	8,112,980
Series 2019-C7, Class A4, 3.102%,
12/15/2072 (Callable 12/15/2029)	22,880,000	19,857,387
COMM Mortgage Trust:
Series 2014-CR15, Class ASB, 3.595%,
02/10/2047 (Callable 02/10/2024)	2,061,693	2,050,674
Series 2014-CR19, Class A5, 3.796%,
08/10/2047 (Callable 08/10/2024)	15,789,828	15,346,746
Series 2014-UBS5, Class A4, 3.838%,
09/10/2047 (Callable 09/10/2024)	17,596,000	16,945,779
CSAIL Commercial Mortgage Trust:
Series 2018-CX11, Class A4, 3.766%,
04/15/2051 (Callable 04/15/2028)	11,440,000	10,672,106
Series 2018-CX11, Class A5, 4.033%,
04/15/2051 (Callable 04/15/2028)(4)	10,000,000	9,226,135
Series 2018-CX12, Class A4, 4.224%,
08/15/2051 (Callable 08/15/2028)(4)	12,653,000	11,811,209
Series 2019-C16, Class A3, 3.329%,
06/15/2052 (Callable 06/15/2029)	25,365,000	22,340,378
DBGS Mortgage Trust,
Series 2018-C1, Class A4, 4.466%,
10/15/2051 (Callable 10/15/2028)	19,875,000	18,587,448
DBJPM Mortgage Trust:
Series 2016-C3, Class ASB, 2.756%,
08/10/2049 (Callable 08/10/2026)	6,464,032	6,109,293
Series 2017-C6, Class A5, 3.328%,
06/10/2050 (Callable 06/10/2027)	20,800,000	19,052,143
Series 2020-C9, Class A5, 1.926%,
08/15/2053 (Callable 09/15/2030)	22,555,000	17,903,622
GS Mortgage Securities Trust:
Series 2013-GC14, Class A5, 4.243%,
08/10/2046 (Callable 06/10/2025)	17,128,448	17,098,828
Series 2015-GS1, Class A3, 3.734%,
11/10/2048 (Callable 11/10/2025)	30,493,248	28,683,733
Series 2017-GS8, Class A4, 3.469%,
11/10/2050 (Callable 11/10/2027)	23,655,000	21,480,256

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
JPMBB Commercial
Mortgage Securities Trust:
Series 2013-C17, Class A3, 3.928%,
01/15/2047 (Callable 01/15/2024)	$933,451	$929,319
Series 2013-C17, Class A4, 4.199%,
01/15/2047 (Callable 01/15/2024)	17,276,000	17,083,580
Series 2014-C24, Class ASB, 3.368%,
11/15/2047 (Callable 10/15/2025)	2,399,557	2,346,644
Series 2014-C25, Class ASB, 3.407%,
11/15/2047 (Callable 11/15/2024)	2,484,404	2,424,998
Series 2015-C30, Class A5, 3.822%,
07/15/2048 (Callable 07/15/2025)	22,658,000	21,363,186
Series 2015-C28, Class A4, 3.227%,
10/15/2048 (Callable 04/15/2025)	16,688,500	15,734,772
JPMCC Commercial
Mortgage Securities Trust:
Series 2017-JP7, Class A5, 3.454%,
09/15/2050 (Callable 08/15/2027)	9,000,000	8,149,478
Series 2017-C7, Class A5, 3.409%,
10/15/2050 (Callable 11/15/2027)	6,035,000	5,477,585
JPMDB Commercial
Mortgage Securities Trust:
Series 2016-C2, Class A4, 3.144%,
06/15/2049 (Callable 05/15/2026)	19,890,000	18,332,653
Series 2017-C5, Class A5, 3.694%,
03/15/2050 (Callable 04/15/2027)	24,380,000	22,473,040
Morgan Stanley Bank of
America Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.892%,
06/15/2047 (Callable 06/15/2026)	25,000,000	24,397,365
Series 2016-C29, Class ASB, 3.140%,
05/15/2049 (Callable 05/15/2026)	6,851,285	6,542,416
Series 2016-C30, Class A5, 2.860%,
09/15/2049 (Callable 10/15/2026)	18,082,000	16,379,077
Series 2017-C34, Class A4, 3.536%,
11/15/2052 (Callable 10/15/2027)	41,287,079	37,760,163
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class A4, 3.809%,
12/15/2048 (Callable 12/15/2025)	65,135,000	61,156,124
Series 2016-UB12, Class A4, 3.596%,
12/15/2049 (Callable 12/15/2026)	5,000,000	4,616,925
Series 2018-H3, Class A5, 4.177%,
07/15/2051 (Callable 07/15/2028)	22,101,510	20,508,243
Series 2018-H4, Class A3, 4.043%,
12/15/2051 (Callable 01/15/2029)	10,000,000	9,277,477
Series 2018-H4, Class A4, 4.310%,
12/15/2051 (Callable 01/15/2029)	4,750,000	4,421,534
UBS Commercial Mortgage Trust:
Series 2019-C17, Class A4, 2.921%,
10/15/2052 (Callable 10/15/2029)	67,494,355	57,680,372
Series 2019-C18, Class A4, 3.035%,
12/15/2052 (Callable 12/15/2029)	5,590,000	4,792,464
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class ASB, 3.278%,
02/15/2048 (Callable 03/15/2025)	5,850,320	5,688,711
Series 2016-C35, Class A4, 2.931%,
07/15/2048 (Callable 07/15/2026)	25,670,000	23,413,966
Series 2015-SG1, Class ASB, 3.556%,
09/15/2048 (Callable 08/15/2025)	7,600,645	7,395,319
Series 2015-SG1, Class A4, 3.789%,
09/15/2048 (Callable 08/15/2025)	19,376,623	18,376,458
Series 2015-P2, Class A3, 3.541%,
12/15/2048 (Callable 12/15/2025)	32,066,930	30,190,540
Series 2016-C34, Class A4, 3.096%,
06/15/2049 (Callable 05/15/2026)	6,000,000	5,507,851
Series 2017-C42, Class A4, 3.589%,
12/15/2050 (Callable 12/15/2027)	7,315,000	6,608,120
Series 2019-C50, Class ASB, 3.635%,
05/15/2052 (Callable 05/15/2029)	20,000,000	18,769,522
Series 2019-C51, Class A4, 3.311%,
06/15/2052 (Callable 06/15/2029)	22,581,000	19,848,981
Series 2019-C52, Class A5, 2.892%,
08/15/2052 (Callable 08/15/2029)	10,000,000	8,605,901
Series 2019-C54, Class A4, 3.146%,
12/15/2052 (Callable 11/15/2029)	30,610,609	26,645,222
Series 2022-C62, Class A4, 4.000%,
04/15/2055 (Callable 04/15/2032)(4)	42,914,000	38,596,551
Series 2017-RC1, Class A4, 3.631%,
01/15/2060 (Callable 03/15/2027)	14,225,000	13,184,992
WFRBS Commercial Mortgage Trust:
Series 2013-C18, Class A4, 3.896%,
12/15/2046 (Callable 01/15/2024)	5,522,591	5,448,123
Series 2014-C21, Class A5, 3.678%,
08/15/2047 (Callable 08/15/2024)	34,719,000	33,597,785
Series 2014-C24, Class A4, 3.343%,
11/15/2047 (Callable 11/15/2024)	36,730,000	35,151,179
Series 2014-C23, Class ASB, 3.636%,
10/15/2057 (Callable 09/15/2025)	1,616,453	1,581,125
Series 2014-C23, Class A5, 3.917%,
10/15/2057 (Callable 09/15/2025)	125,000	120,302
Total Non-U.S. Government
Agency Issues
(Cost $2,126,775,768)		1,892,779,357	4.8%
Total Commercial
Mortgage-Backed Securities
(Cost $2,765,083,217)		2,480,252,712	6.3%
Asset Backed Securities
Citizens Auto Receivables Trust,
Series 2023-1, Class A3, 5.840%,
01/18/2028 (Callable 01/15/2027)(2)	110,500,000	110,201,947
First National Master Note Trust,
Series 2023-1, Class A, 5.130%,
04/15/2029	63,134,000	62,260,478
Ford Credit Auto Owner Trust:
Series 2018-1, Class A, 3.190%,
07/15/2031 (Callable 01/15/2025)(2)	51,650,000	49,630,408
Series 2020-1, Class A, 2.040%,
08/15/2031 (Callable 02/15/2025)(2)	15,086,000	14,197,495
Series 2020-2, Class A, 1.060%,
04/15/2033 (Callable 10/15/2025)(2)	18,600,000	16,795,846
Series 2023-1, Class A, 4.850%,
08/15/2035 (Callable 02/15/2028)(2)	91,550,000	89,579,817
Ford Credit Floorplan Master Owner Trust:
Series 2020-2, Class A, 1.060%,
09/15/2027	11,938,000	10,830,195
Series 2023-1, Class A1, 4.920%,
05/15/2028(2)	49,875,000	49,320,016
GM Financial Revolving
Receivables Trust,
Series 2022-1, Class A, 5.910%,
10/11/2035 (Callable 11/11/2027)(2)	64,950,000	66,178,334

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
GMF Floorplan Owner Revolving Trust:
Series 2023-1, Class A1, 5.340%, 06/15/2028(2)
	$10,300,000	$10,280,561
Series 2023-2, Class A, 5.460%, 06/17/2030(2)
	25,000,000	24,886,375
Navient Private Education
Refi Loan Trust:
Series 2021-GA, Class A, 1.580%,
04/15/2070 (Callable 05/15/2029)(2)	15,734,912	13,505,122
Series 2022-A, Class A, 2.230%,
07/15/2070 (Callable 07/15/2029)(2)	24,045,237	20,841,573
Series 2022-BA, Class A, 4.160%,
10/15/2070 (Callable 10/15/2029)(2)	44,493,194	42,037,157
Series 2023-A, Class A, 5.510%,
10/15/2071 (Callable 10/15/2032)(2)	67,626,922	66,656,658
Nelnet Student Loan Trust,
Series 2021-A, Class APT1, 1.360%,
04/20/2062 (Callable 09/20/2029)(2)	34,252,477	30,396,881
PFS Financing Corp.,
Series 2023-A, Class A, 5.800%,
03/15/2028(2)	97,570,000	97,600,549
SBA Tower Trust,
1.840%, 10/15/2051 (Callable 04/15/2026)(2)
	94,050,000	80,895,245
Towd Point Asset Trust,
Series 2021-SL1, Class A1, 1.050%,
11/20/2061(2)	11,405,025	10,286,953
Towd Point Mortgage Trust:
Series 2020-MH1, Class A1A, 2.184%,
02/25/2060 (Callable 07/25/2023)(2)(4)	24,310,000	22,565,853
Series 2020-MH1, Class A1, 2.250%,
02/25/2060 (Callable 07/25/2023)(2)(4)	15,496,415	14,398,836
Toyota Auto Loan Extended Note Trust:
Series 2020-1A, Class A, 1.350%,
05/25/2033 (Callable 05/25/2025)(2)	104,383,000	96,369,308
Series 2022-1A, Class A, 3.820%,
04/25/2035 (Callable 04/25/2027)(2)	25,275,000	23,953,578
Total Asset Backed Securities
(Cost $1,062,305,530)		1,023,669,185	2.6%
Total Long-Term Investments
(Cost $42,909,828,872)		38,824,305,959	98.7%
Short-Term Investment
	Shares
Money Market Mutual Fund
First American Government Obligations
Fund, Class U, 5.03%(5)	891,834,222	$891,834,222
Total Short-Term Investment
(Cost $891,834,222)		891,834,222	2.3%
Total Investments
(Cost $43,801,663,094)		39,716,140,181	101.0%
Liabilities in Excess of Other Assets		(393,548,409)	(1.0)%
TOTAL NET ASSETS		$39,322,591,772	100.0%
Notes to Schedule of Investments
ACA – American Capital Access
AGC – Assured Guaranty Corp.
AGM – Assured Guaranty Municipal
BAM – Build America Mutual Assurance Co.
GNMA – Government National Mortgage Association
SD CRED PROG – State Credit Enhancement Program
CMT – Constant Maturity Treasury
LIBOR – London Inter-bank Offered Rate
SOFR – Secured Overnight Financing Rate
SOFRINDX – Secured Overnight Financing Rate Index
(1)	Foreign security.
(2)
Includes securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2023, the value of these securities totaled $7,737,807,258, which represented 19.68% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate as of the last reset date in effect as of June 30, 2023.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2023.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2023.
(8)	Security or a portion of the security, purchased on a when-issued or delayed delivery basis.
(9)	Security in default.

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$9,087,046,665	$—	$9,087,046,665
Other Government Related Securities	—	77,696,018	—	77,696,018
Corporate Bonds	—	15,241,480,660	—	15,241,480,660
Municipal Bonds	—	357,942,296	—	357,942,296
Residential Mortgage-Backed Securities – U.S. Government Agency Issues	—	8,790,860,584	—	8,790,860,584
Residential Mortgage-Backed Securities – Non-U.S. Government Agency Issues	—	1,765,357,839	—	1,765,357,839
Commercial Mortgage-Backed Securities – U.S. Government Agency Issues	—	587,473,355	—	587,473,355
Commercial Mortgage-Backed Securities – Non-U.S. Government Agency Issues	—	1,892,779,357	—	1,892,779,357
Asset Backed Securities	—	1,023,669,185	—	1,023,669,185
Total Long-Term Investments	—	38,824,305,959	—	38,824,305,959
Short-Term Investment
Money Market Mutual Fund	891,834,222	—	—	891,834,222
Total Short-Term Investment	891,834,222	—	—	891,834,222
Total Investments	$891,834,222	$38,824,305,959	$—	$39,716,140,181
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
June 30, 2023 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

Net Assets	$24,300,262,353

SEC 30-Day Yield(3)
Institutional Class	4.61%
Investor Class	4.35%

Average Effective Duration	6.06 years

Average Effective Maturity	8.21 years

Annualized Expense Ratio(4)
Institutional Class	0.30%
Investor Class	0.55%	(5)

Portfolio Turnover Rate	18%	(6)

Number of Holdings	1,500

Sector Weightings(7)

(1)	Percentages shown are based on the Fund’s investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2023.
(4)	Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2023.
(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.
(7)	Percentages shown are based on the Fund’s total net assets.

Baird Core Plus Bond Fund
June 30, 2023 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2023	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	2.59%	0.48%	1.42%	2.25%	4.72%
Investor Class Shares	2.44%	0.30%	1.16%	1.99%	4.46%
Bloomberg U.S. Universal Index(2)	2.32%	-0.04%	0.98%	1.80%	4.07%

(1)	For the period from September 29, 2000 (inception date) through June 30, 2023.
(2)
The Bloomberg U.S. Universal Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns table shown above reflects reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 20% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy. The Fund maintains securities with longer maturities in order to provide a greater potential for return. Generally, the longer a bond’s maturity, the greater the interest rate risk. The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. Russia’s ongoing war with Ukraine has heightened global geopolitical tensions, resulting in an elevated risk environment and increased volatility in asset prices. The uncertain course of the war may have a significant negative impact on the global economy. U.S. relations with China have become increasingly strained, and tension between the U.S. and China may have a significant negative impact on the global economy and asset prices. Measures of inflation reached levels not experienced in several decades, leading the Federal Reserve to raise short term interest rates significantly over the last year, with the potential for further rate increases in 2023. Uncertainty regarding the ability of the Federal Reserve to successfully control inflation, the potential for incremental rate increases, and the full impact of prior rate increases on the economy may negatively impact asset prices and increase market volatility. The possibility of a U.S. or global recession may also contribute to market volatility. The coronavirus (COVID-19) pandemic caused significant economic disruption in recent years as countries worked to limit the negative health impacts of the virus. While the virus has entered an endemic stage, significant outbreaks or new variants present a continued risk to the global economy. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
1.125%, 10/31/2026	$534,075,000	$480,250,254
1.125%, 08/31/2028	798,425,000	687,924,226
2.375%, 03/31/2029	228,900,000	208,978,547
3.875%, 12/31/2029	40,000,000	39,651,562
2.875%, 05/15/2032	161,825,000	150,042,117
3.500%, 02/15/2033	99,950,000	97,357,547
1.375%, 11/15/2040	456,375,000	305,343,398
2.250%, 05/15/2041	78,175,000	60,206,965
2.375%, 02/15/2042	323,400,000	251,784,587
2.875%, 05/15/2043	696,050,000	582,207,758
2.500%, 02/15/2045	966,625,000	748,379,199
1.250%, 05/15/2050	92,400,000	51,956,953
1.375%, 08/15/2050	204,000,000	118,535,157
2.875%, 05/15/2052	214,925,000	178,110,699
Total U.S. Treasury Securities
(Cost $4,579,448,513)		3,960,728,969	16.3%
Other Government Related Securities
Comision Federal de Electricidad,
5.750%, 02/14/2042(1)(2)	5,200,000	4,420,000
Electricite de France SA:
6.250%, 05/23/2033
(Callable 02/23/2033)(1)(2)	7,000,000	7,116,054
4.750%, 10/13/2035
(Callable 04/13/2035)(1)(2)	10,000,000	8,799,471
NBN Co. Ltd.,
2.625%, 05/05/2031
(Callable 02/05/2031)(1)(2)	5,000,000	4,193,908
Petroleos Mexicanos:
5.950%, 01/28/2031
(Callable 10/28/2030)(1)	1,005,000	734,204
6.700%, 02/16/2032
(Callable 11/16/2031)(1)	31,343,000	23,831,791
Total Other Government
Related Securities
(Cost $57,056,673)		49,095,428	0.2%
Corporate Bonds
Industrials
180 Medical, Inc.,
3.875%, 10/15/2029
(Callable 10/07/2024)(1)(2)	500,000	436,057
AbbVie, Inc.:
3.800%, 03/15/2025
(Callable 12/15/2024)	29,200,000	28,388,813
3.600%, 05/14/2025
(Callable 02/14/2025)	2,500,000	2,416,742
4.300%, 05/14/2036
(Callable 11/14/2035)	3,825,000	3,512,700
4.050%, 11/21/2039
(Callable 05/21/2039)	11,250,000	9,794,949
4.250%, 11/21/2049
(Callable 05/21/2049)	20,000,000	17,262,587
ADT Security Corp.,
4.125%, 08/01/2029
(Callable 08/01/2028)(2)	2,250,000	1,943,438
Advanced Drainage Systems, Inc.,
6.375%, 06/15/2030
(Callable 07/15/2025)(2)	1,500,000	1,483,905
Adventist Health System:
2.952%, 03/01/2029
(Callable 12/01/2028)	7,250,000	6,345,182
3.630%, 03/01/2049
(Callable 09/01/2048)	8,900,000	6,622,550
Air Products and Chemicals, Inc.,
2.800%, 05/15/2050
(Callable 11/15/2049)	5,000,000	3,570,904
Aker BP ASA,
5.600%, 06/13/2028
(Callable 05/13/2028)(1)(2)	7,000,000	6,949,055
Albertsons Companies, Inc.:
3.250%, 03/15/2026
(Callable 07/31/2023)(2)	5,000,000	4,617,847
3.500%, 03/15/2029
(Callable 09/15/2023)(2)	1,500,000	1,298,461
Alcon Finance Corp.:
3.000%, 09/23/2029
(Callable 06/23/2029)(1)(2)	6,110,000	5,391,813
2.600%, 05/27/2030
(Callable 02/27/2030)(1)(2)	6,475,000	5,518,886
Alimentation Couche-Tard, Inc.,
2.950%, 01/25/2030
(Callable 10/25/2029)(1)(2)	6,500,000	5,583,156
Allegion PLC,
3.500%, 10/01/2029
(Callable 07/01/2029)	12,275,000	10,840,822
Alpek SAB de CV:
4.250%, 09/18/2029
(Callable 06/18/2029)(1)(2)	6,000,000	5,362,500
3.250%, 02/25/2031
(Callable 11/25/2030)(1)(2)	10,000,000	8,081,000
America Movil SAB de CV,
2.875%, 05/07/2030
(Callable 02/07/2030)(1)	28,000,000	24,334,068
Amgen, Inc.:
3.150%, 02/21/2040
(Callable 08/21/2039)	5,000,000	3,823,646
4.400%, 05/01/2045
(Callable 11/01/2044)	8,000,000	6,928,888
5.650%, 03/02/2053
(Callable 09/02/2052)	17,475,000	17,697,022
Anglo American Capital PLC:
5.625%, 04/01/2030
(Callable 01/01/2030)(1)(2)	3,000,000	2,986,280
2.625%, 09/10/2030
(Callable 06/10/2030)(1)(2)	16,025,000	13,218,731
5.500%, 05/02/2033
(Callable 02/02/2033)(1)(2)	12,450,000	12,163,564
3.950%, 09/10/2050
(Callable 03/10/2050)(1)(2)	10,000,000	7,415,170
Anheuser-Busch InBev Worldwide, Inc.:
4.750%, 01/23/2029
(Callable 10/23/2028)(1)	5,000,000	4,978,282
5.450%, 01/23/2039
(Callable 07/23/2038)(1)	9,975,000	10,321,619
4.900%, 02/01/2046
(Callable 08/01/2045)(1)	60,675,000	57,992,608
Antofagasta PLC,
2.375%, 10/14/2030
(Callable 07/14/2030)(1)(2)	6,000,000	4,890,459
AP Moller – Maersk A/S:
3.875%, 09/28/2025
(Callable 06/28/2025)(1)(2)	18,140,000	17,491,365
4.500%, 06/20/2029
(Callable 03/20/2029)(1)(2)	20,575,000	19,764,436
AptarGroup, Inc.,
3.600%, 03/15/2032
(Callable 12/15/2031)	7,500,000	6,433,847

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Aramark Services, Inc.,
5.000%, 02/01/2028
(Callable 07/31/2023)(2)	$1,000,000	$942,540
ArcelorMittal:
6.125%, 06/01/2025(1)	6,078,000	6,177,248
4.550%, 03/11/2026(1)	30,930,000	30,140,267
4.250%, 07/16/2029(1)	15,000,000	14,185,333
6.800%, 11/29/2032
(Callable 08/29/2032)(1)	24,100,000	24,742,443
7.000%, 10/15/2039(1)	11,096,000	11,582,595
Arcosa, Inc.,
4.375%, 04/15/2029
(Callable 04/15/2024)(2)	3,000,000	2,688,007
Ardagh Metal Packaging S.A.,
3.250%, 09/01/2028
(Callable 05/15/2024)(1)(2)	500,000	429,484
Arrow Electronics, Inc.,
3.250%, 09/08/2024
(Callable 07/08/2024)	15,000,000	14,473,583
Ashtead Capital, Inc.:
4.000%, 05/01/2028
(Callable 07/11/2023)(1)(2)	9,000,000	8,337,162
4.250%, 11/01/2029
(Callable 11/01/2024)(1)(2)	4,100,000	3,721,033
2.450%, 08/12/2031
(Callable 05/12/2031)(1)(2)	23,840,000	18,707,308
5.500%, 08/11/2032
(Callable 05/11/2032)(1)(2)	6,450,000	6,236,270
5.550%, 05/30/2033
(Callable 02/28/2033)(1)(2)	5,000,000	4,873,922
AT&T, Inc.:
4.300%, 02/15/2030
(Callable 11/15/2029)	10,980,000	10,422,484
2.550%, 12/01/2033
(Callable 09/01/2033)	14,329,000	11,255,086
4.650%, 06/01/2044
(Callable 12/01/2043)	9,700,000	8,450,631
3.550%, 09/15/2055
(Callable 03/15/2055)	40,029,000	28,022,931
3.800%, 12/01/2057
(Callable 06/01/2057)	25,315,000	18,327,997
3.650%, 09/15/2059
(Callable 03/15/2059)	31,734,000	22,093,814
Avery Dennison Corp.,
2.650%, 04/30/2030
(Callable 02/01/2030)	10,175,000	8,558,007
Ball Corp.:
5.250%, 07/01/2025	21,675,000	21,487,566
4.875%, 03/15/2026
(Callable 12/15/2025)	23,125,000	22,493,967
6.875%, 03/15/2028
(Callable 11/15/2024)	2,000,000	2,039,726
6.000%, 06/15/2029
(Callable 05/15/2026)	5,000,000	4,962,500
2.875%, 08/15/2030
(Callable 05/15/2030)	5,000,000	4,150,637
3.125%, 09/15/2031
(Callable 06/15/2031)	25,000,000	20,564,247
Bayer US Finance II LLC:
4.250%, 12/15/2025
(Callable 10/15/2025)(1)(2)	25,000,000	24,122,452
4.625%, 06/25/2038
(Callable 12/25/2037)(1)(2)	12,000,000	10,448,231
4.400%, 07/15/2044
(Callable 01/15/2044)(1)(2)	5,125,000	4,084,160
Becton Dickinson and Co.,
4.875%, 05/15/2044
(Callable 11/15/2043)	5,455,000	4,814,206
Bell Canada, Inc.,
5.100%, 05/11/2033
(Callable 02/11/2033)(1)	7,000,000	6,914,096
Berry Global, Inc.,
4.875%, 07/15/2026
(Callable 07/31/2023)(2)	28,000,000	26,915,000
Bimbo Bakeries USA, Inc.,
4.000%, 05/17/2051
(Callable 11/17/2050)(1)(2)	5,000,000	4,013,589
Boardwalk Pipelines LP:
4.950%, 12/15/2024
(Callable 09/15/2024)	17,475,000	17,189,932
5.950%, 06/01/2026
(Callable 03/01/2026)	26,406,000	26,607,832
4.800%, 05/03/2029
(Callable 02/03/2029)	28,916,000	27,724,926
3.600%, 09/01/2032
(Callable 06/01/2032)	15,000,000	12,734,489
Boeing Co.:
2.196%, 02/04/2026
(Callable 07/11/2023)	25,550,000	23,450,000
5.150%, 05/01/2030
(Callable 02/01/2030)	26,000,000	25,749,104
Bon Secours Mercy Health, Inc.,
3.464%, 06/01/2030
(Callable 12/01/2029)	16,330,000	14,661,875
Booz Allen Hamilton, Inc.:
3.875%, 09/01/2028
(Callable 09/01/2023)(2)	1,000,000	904,460
4.000%, 07/01/2029
(Callable 07/01/2024)(2)	500,000	447,874
Boral Finance Pty Ltd.,
3.750%, 05/01/2028
(Callable 02/01/2028)(1)(2)	1,440,000	1,285,893
BorgWarner, Inc.,
5.000%, 10/01/2025(2)	8,285,000	8,134,907
BP Capital Markets America, Inc.,
4.812%, 02/13/2033
(Callable 11/13/2032)(1)	4,575,000	4,508,510
Bristol-Myers Squibb Co.,
3.700%, 03/15/2052
(Callable 09/15/2051)	6,425,000	5,209,944
British Telecommunications PLC,
9.625%, 12/15/2030(1)	29,000,000	35,680,725
Broadcom, Inc.:
3.625%, 10/15/2024
(Callable 09/15/2024)	26,800,000	26,054,839
3.150%, 11/15/2025
(Callable 10/15/2025)	7,150,000	6,792,440
4.000%, 04/15/2029
(Callable 02/15/2029)(2)	4,000,000	3,694,415
5.000%, 04/15/2030
(Callable 01/15/2030)	9,000,000	8,835,766
4.150%, 11/15/2030
(Callable 08/15/2030)	16,000,000	14,720,787
2.450%, 02/15/2031
(Callable 11/15/2030)(2)	7,250,000	5,896,436
4.150%, 04/15/2032
(Callable 01/15/2032)(2)	22,000,000	19,926,948
3.137%, 11/15/2035
(Callable 08/15/2035)(2)	13,250,000	10,163,347
3.500%, 02/15/2041
(Callable 08/15/2040)(2)	16,000,000	11,968,426

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Bunge Limited Finance Corp.:
3.250%, 08/15/2026
(Callable 05/15/2026)	$13,188,000	$12,405,752
3.750%, 09/25/2027
(Callable 06/25/2027)	23,800,000	22,467,410
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045
(Callable 10/01/2044)	3,100,000	2,696,482
Cameron LNG LLC,
3.701%, 01/15/2039
(Callable 07/15/2038)(2)	15,000,000	12,376,756
Canadian Pacific Railway Co.:
4.700%, 05/01/2048
(Callable 11/01/2047)(1)	12,000,000	10,896,183
3.500%, 05/01/2050
(Callable 11/01/2049)(1)	13,000,000	9,939,694
Canpack SA / Canpack US LLC,
3.875%, 11/15/2029
(Callable 11/15/2024)(1)(2)	15,000,000	12,201,066
Carlisle Companies, Inc.:
3.750%, 12/01/2027
(Callable 09/01/2027)	4,600,000	4,366,498
2.750%, 03/01/2030
(Callable 12/01/2029)	21,832,000	18,610,017
Carrier Global Corp.:
2.493%, 02/15/2027
(Callable 12/15/2026)	12,845,000	11,705,124
2.700%, 02/15/2031
(Callable 11/15/2030)	14,700,000	12,375,829
3.577%, 04/05/2050
(Callable 10/05/2049)	3,050,000	2,253,937
CBRE Services, Inc.,
5.950%, 08/15/2034
(Callable 05/15/2034)	5,000,000	4,937,124
CCL Industries, Inc.,
3.050%, 06/01/2030
(Callable 03/01/2030)(1)(2)	19,725,000	16,660,988
CDW LLC / CDW Finance Corp.,
3.569%, 12/01/2031
(Callable 09/01/2031)	15,000,000	12,657,300
Celanese US Holdings LLC,
6.330%, 07/15/2029
(Callable 05/15/2029)	14,876,000	14,773,633
Cellnex Finance Co.,
3.875%, 07/07/2041
(Callable 04/07/2041)(1)(2)	28,000,000	20,515,555
CF Industries, Inc.,
5.375%, 03/15/2044	10,922,000	9,945,120
Charles River Laboratories
International, Inc.,
4.000%, 03/15/2031
(Callable 03/15/2026)(2)	3,000,000	2,605,672
Charter Communications Operating LLC:
4.908%, 07/23/2025
(Callable 04/23/2025)	63,550,000	62,320,107
3.750%, 02/15/2028
(Callable 11/15/2027)	5,000,000	4,583,644
4.400%, 04/01/2033
(Callable 01/01/2033)	5,000,000	4,388,777
6.384%, 10/23/2035
(Callable 04/23/2035)	32,905,000	32,072,004
5.375%, 04/01/2038
(Callable 10/01/2037)	6,000,000	5,111,389
3.700%, 04/01/2051
(Callable 10/01/2050)	6,700,000	4,233,588
3.850%, 04/01/2061
(Callable 10/01/2060)	12,075,000	7,303,302
4.400%, 12/01/2061
(Callable 06/01/2061)	10,000,000	6,750,507
Cheniere Corpus Christi Holdings LLC,
5.875%, 03/31/2025
(Callable 10/02/2024)	5,005,000	4,980,977
Cheniere Energy Partners LP,
5.950%, 06/30/2033
(Callable 12/30/2032)(2)	13,000,000	13,037,830
Cia Cervecerias Unidas SA,
3.350%, 01/19/2032
(Callable 10/19/2031)(1)(2)	20,000,000	17,050,200
Cigna Corp.:
4.500%, 02/25/2026
(Callable 11/27/2025)	5,725,000	5,600,423
2.400%, 03/15/2030
(Callable 12/15/2029)	9,850,000	8,368,777
4.800%, 08/15/2038
(Callable 02/15/2038)	7,600,000	7,174,498
Clean Harbors, Inc.:
5.125%, 07/15/2029
(Callable 07/15/2024)(2)	100,000	94,610
6.375%, 02/01/2031
(Callable 02/01/2026)(2)	1,000,000	1,006,260
CNH Industrial Capital LLC,
1.875%, 01/15/2026
(Callable 12/15/2025)(1)	14,250,000	13,012,438
CNH Industrial NV,
3.850%, 11/15/2027
(Callable 08/15/2027)(1)	26,114,000	24,537,071
Columbia Pipeline Group, Inc.:
4.500%, 06/01/2025
(Callable 03/01/2025)(1)	2,830,000	2,761,549
5.800%, 06/01/2045
(Callable 12/01/2044)(1)	4,733,000	4,668,896
Comcast Corp.:
4.250%, 01/15/2033	6,500,000	6,174,775
4.400%, 08/15/2035
(Callable 02/15/2035)	13,575,000	12,759,694
3.200%, 07/15/2036
(Callable 01/15/2036)	15,000,000	12,305,475
5.350%, 05/15/2053
(Callable 11/15/2052)	8,000,000	8,122,553
2.937%, 11/01/2056
(Callable 05/01/2056)	2,622,000	1,707,507
2.987%, 11/01/2063
(Callable 05/01/2063)	10,984,000	6,959,315
CommonSpirit Health,
2.782%, 10/01/2030
(Callable 04/01/2030)	20,400,000	17,149,697
Conagra Brands, Inc.,
5.300%, 11/01/2038
(Callable 05/01/2038)	6,625,000	6,365,745
ConocoPhillips Canada Funding Co. I,
5.950%, 10/15/2036	845,000	894,838
Constellation Brands, Inc.,
4.750%, 12/01/2025	1,000,000	983,077
Corning, Inc.,
4.375%, 11/15/2057
(Callable 05/15/2057)	10,000,000	8,099,588

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Cox Communications, Inc.:
3.850%, 02/01/2025
(Callable 11/01/2024)(2)	$2,875,000	$2,781,259
4.800%, 02/01/2035
(Callable 08/01/2034)(2)	13,047,000	11,748,283
4.700%, 12/15/2042(2)	1,670,000	1,434,349
3.600%, 06/15/2051
(Callable 12/15/2050)(2)	22,900,000	16,030,434
Crown Castle, Inc.,
5.100%, 05/01/2033
(Callable 02/01/2033)	5,000,000	4,913,422
CSX Corp.:
6.220%, 04/30/2040	475,000	513,582
4.650%, 03/01/2068
(Callable 09/01/2067)	9,000,000	8,054,919
CVS Health Corp.:
3.875%, 07/20/2025
(Callable 04/20/2025)	2,302,000	2,237,296
3.250%, 08/15/2029
(Callable 05/15/2029)	11,800,000	10,596,710
5.300%, 06/01/2033
(Callable 03/01/2033)	4,225,000	4,218,438
4.780%, 03/25/2038
(Callable 09/25/2037)	35,075,000	32,369,717
5.050%, 03/25/2048
(Callable 09/25/2047)	32,600,000	30,048,813
5.875%, 06/01/2053
(Callable 12/01/2052)	6,000,000	6,152,714
CVS Pass-Through Trust,
7.507%, 01/10/2032(2)	3,841,046	4,006,899
Darling Ingredients, Inc.,
6.000%, 06/15/2030
(Callable 06/15/2025)(2)	1,500,000	1,464,981
DCP Midstream LLC:
5.375%, 07/15/2025
(Callable 04/15/2025)	3,000,000	2,969,999
5.625%, 07/15/2027
(Callable 04/15/2027)	17,000,000	16,973,160
5.125%, 05/15/2029
(Callable 02/15/2029)	8,000,000	7,825,948
3.250%, 02/15/2032
(Callable 08/15/2031)	10,000,000	8,463,886
Dell International LLC / EMC Corp.:
5.850%, 07/15/2025
(Callable 06/15/2025)	5,000,000	5,018,259
6.020%, 06/15/2026
(Callable 03/15/2026)	37,004,000	37,611,207
4.900%, 10/01/2026
(Callable 08/01/2026)	8,395,000	8,335,339
5.300%, 10/01/2029
(Callable 07/01/2029)	5,300,000	5,261,358
3.450%, 12/15/2051
(Callable 06/15/2051)(2)	20,000,000	13,413,271
Dentsply Sirona,
3.250%, 06/01/2030
(Callable 03/01/2030)	46,120,000	39,902,560
Deutsche Telekom International
Finance BV,
9.625%, 06/15/2030(1)	28,015,000	33,550,317
Dignity Health,
5.267%, 11/01/2064	7,625,000	7,157,059
Dominion Gas Holdings LLC,
3.600%, 12/15/2024
(Callable 09/15/2024)	4,067,000	3,922,580
DuPont de Nemours, Inc.:
4.493%, 11/15/2025
(Callable 09/15/2025)	9,275,000	9,083,452
5.319%, 11/15/2038
(Callable 05/15/2038)	17,350,000	17,190,570
DXC Technology Co.:
1.800%, 09/15/2026
(Callable 08/15/2026)	21,000,000	18,251,765
2.375%, 09/15/2028
(Callable 07/15/2028)	60,000,000	50,004,610
Eagle Materials, Inc.,
2.500%, 07/01/2031
(Callable 04/01/2031)	15,000,000	12,233,664
Eastern Gas Transmission & Storage, Inc.,
3.600%, 12/15/2024
(Callable 09/15/2024)	2,033,000	1,960,808
Eaton Corp.,
4.000%, 11/02/2032	3,660,000	3,446,917
Element Fleet Management Corp.:
3.850%, 06/15/2025
(Callable 05/15/2025)(1)(2)	23,000,000	21,747,645
6.271%, 06/26/2026
(Callable 05/26/2026)(1)(2)	15,600,000	15,545,413
Enbridge Energy Partners LP:
7.500%, 04/15/2038(1)	4,500,000	5,047,919
7.375%, 10/15/2045
(Callable 04/15/2045)(1)	23,298,000	26,819,000
Energy Transfer LP:
4.400%, 03/15/2027
(Callable 12/15/2026)	15,000,000	14,341,939
5.500%, 06/01/2027
(Callable 03/01/2027)	4,653,000	4,627,781
4.950%, 05/15/2028
(Callable 02/15/2028)	1,620,000	1,567,359
4.950%, 06/15/2028
(Callable 03/15/2028)	4,693,000	4,552,073
5.250%, 04/15/2029
(Callable 01/15/2029)	18,925,000	18,475,384
4.150%, 09/15/2029
(Callable 06/15/2029)	16,585,000	15,263,804
6.625%, 10/15/2036	3,575,000	3,656,972
6.500%, 02/01/2042
(Callable 08/01/2041)	18,727,000	18,965,491
6.100%, 02/15/2042	1,000,000	945,252
5.950%, 10/01/2043
(Callable 04/01/2043)	2,702,000	2,520,771
6.000%, 06/15/2048
(Callable 12/15/2047)	5,000,000	4,741,521
Energy Transfer Partners LP:
4.200%, 04/15/2027
(Callable 01/15/2027)	8,650,000	8,259,023
5.150%, 03/15/2045
(Callable 09/15/2044)	5,000,000	4,311,638
Eni SpA,
4.250%, 05/09/2029
(Callable 02/09/2029)(1)(2)	18,250,000	17,222,122
Enterprise Products Operating LLC,
3.950%, 01/31/2060
(Callable 07/31/2059)	14,475,000	11,156,598
EQT Corp.:
6.125%, 02/01/2025
(Callable 01/01/2025)	10,000,000	9,943,800
5.000%, 01/15/2029
(Callable 07/15/2028)	1,000,000	941,490
3.625%, 05/15/2031
(Callable 05/15/2030)(2)	100,000	86,009

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
EQT Midstream Partners LP,
4.125%, 12/01/2026
(Callable 09/01/2026)	$14,750,000	$13,718,002
Equifax, Inc.,
5.100%, 06/01/2028
(Callable 05/01/2028)	15,000,000	14,774,638
Equinix, Inc.:
2.625%, 11/18/2024
(Callable 10/18/2024)	8,000,000	7,639,821
3.200%, 11/18/2029
(Callable 08/18/2029)	15,000,000	13,168,854
Exxon Mobil Corp.,
2.992%, 03/19/2025
(Callable 02/19/2025)	35,000,000	33,718,745
FedEx Corp.:
3.900%, 02/01/2035	7,000,000	6,163,932
4.950%, 10/17/2048
(Callable 04/17/2048)	13,500,000	12,391,898
Ferguson Finance PLC,
4.500%, 10/24/2028
(Callable 07/24/2028)(2)	37,052,000	35,502,661
Fiserv, Inc.:
3.850%, 06/01/2025
(Callable 03/01/2025)	11,720,000	11,321,588
3.200%, 07/01/2026
(Callable 05/01/2026)	6,400,000	6,005,531
3.500%, 07/01/2029
(Callable 04/01/2029)	8,810,000	8,041,201
4.400%, 07/01/2049
(Callable 01/01/2049)	12,500,000	10,562,155
Flex Intermediate Holdco LLC,
3.363%, 06/30/2031
(Callable 12/30/2030)(2)	30,000,000	23,851,619
Flex Ltd.:
3.750%, 02/01/2026
(Callable 01/01/2026)	28,300,000	26,895,540
6.000%, 01/15/2028
(Callable 12/15/2027)	10,000,000	10,155,759
4.875%, 05/12/2030
(Callable 02/12/2030)	17,550,000	16,949,671
Flowserve Corp.:
3.500%, 10/01/2030
(Callable 07/01/2030)	7,075,000	6,037,041
2.800%, 01/15/2032
(Callable 10/15/2031)	5,000,000	3,984,157
FMG Resources Pty Ltd.:
4.375%, 04/01/2031
(Callable 01/01/2031)(1)(2)	1,000,000	853,812
6.125%, 04/15/2032
(Callable 01/15/2032)(1)(2)	10,000,000	9,529,955
Ford Motor Credit Co. LLC:
5.584%, 03/18/2024
(Callable 02/18/2024)	29,367,000	29,159,854
3.664%, 09/08/2024	34,000,000	32,855,081
4.063%, 11/01/2024
(Callable 10/01/2024)	7,000,000	6,773,750
2.300%, 02/10/2025
(Callable 01/10/2025)	30,000,000	28,043,700
3.375%, 11/13/2025
(Callable 10/13/2025)	30,000,000	27,896,232
2.700%, 08/10/2026
(Callable 07/10/2026)	15,000,000	13,391,620
Fortune Brands Home & Security, Inc.,
3.250%, 09/15/2029
(Callable 06/15/2029)	14,000,000	12,239,447
Fortune Brands Innovations, Inc.,
5.875%, 06/01/2033
(Callable 03/01/2033)	16,000,000	16,020,831
Freeport-McMoRan, Inc.:
5.000%, 09/01/2027
(Callable 07/31/2023)	12,000,000	11,688,344
4.125%, 03/01/2028
(Callable 07/31/2023)	11,550,000	10,821,767
4.375%, 08/01/2028
(Callable 08/01/2023)	6,545,000	6,175,011
5.250%, 09/01/2029
(Callable 09/01/2024)	14,415,000	14,162,128
4.250%, 03/01/2030
(Callable 03/01/2025)	29,799,000	27,460,851
4.625%, 08/01/2030
(Callable 08/01/2025)	3,000,000	2,826,750
Fresenius Medical Care
US Finance II, Inc.,
4.750%, 10/15/2024
(Callable 07/17/2024)(1)(2)	8,075,000	7,904,680
Fresenius Medical Care
US Finance III, Inc.:
3.750%, 06/15/2029
(Callable 03/15/2029)(1)(2)	34,130,000	29,986,972
2.375%, 02/16/2031
(Callable 11/16/2030)(1)(2)	32,300,000	24,507,355
3.000%, 12/01/2031
(Callable 09/01/2031)(1)(2)	13,625,000	10,577,491
General Motors Co.,
6.125%, 10/01/2025
(Callable 09/01/2025)	22,112,000	22,263,037
General Motors Financial Co., Inc.:
2.900%, 02/26/2025
(Callable 01/26/2025)	17,725,000	16,818,042
1.250%, 01/08/2026
(Callable 12/08/2025)	18,125,000	16,171,362
5.400%, 04/06/2026	10,000,000	9,885,569
2.350%, 02/26/2027
(Callable 01/26/2027)	10,900,000	9,716,140
5.800%, 06/23/2028
(Callable 05/23/2028)	10,000,000	9,961,851
Genpact Luxembourg Sarl,
3.375%, 12/01/2024
(Callable 11/01/2024)	36,370,000	35,054,193
Genpact Luxembourg SARL,
1.750%, 04/10/2026
(Callable 03/10/2026)	29,775,000	26,668,692
Glencore Finance (Canada) Ltd.:
6.000%, 11/15/2041(1)(2)	9,400,000	9,332,073
5.550%, 10/25/2042(1)(2)	3,543,000	3,295,158
Glencore Funding LLC:
4.000%, 03/27/2027
(Callable 12/27/2026)(1)(2)	17,000,000	16,202,626
4.875%, 03/12/2029
(Callable 12/12/2028)(1)(2)	18,000,000	17,328,881
2.500%, 09/01/2030
(Callable 06/01/2030)(1)(2)	5,615,000	4,597,714
5.700%, 05/08/2033
(Callable 02/08/2033)(1)(2)	12,500,000	12,402,190
3.875%, 04/27/2051
(Callable 10/27/2050)(1)(2)	7,500,000	5,565,170
3.375%, 09/23/2051
(Callable 03/23/2051)(1)(2)	4,000,000	2,693,519
The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Global Payments, Inc.:
4.800%, 04/01/2026
(Callable 01/01/2026)	$10,035,000	$9,796,063
2.900%, 05/15/2030
(Callable 02/15/2030)	5,000,000	4,237,888
Grand Canyon University,
4.125%, 10/01/2024	30,000,000	28,341,000
Graphic Packaging International LLC:
3.500%, 03/15/2028(2)	5,000,000	4,471,112
3.500%, 03/01/2029
(Callable 09/01/2028)(2)	5,000,000	4,372,175
Gray Oak Pipeline LLC,
2.600%, 10/15/2025
(Callable 09/15/2025)(1)(2)	15,000,000	13,771,858
Grupo Bimbo SAB de CV:
4.875%, 06/27/2044(1)(2)	9,575,000	8,883,160
4.700%, 11/10/2047
(Callable 05/10/2047)(1)(2)	25,671,000	23,125,843
4.000%, 09/06/2049(1)(2)	19,500,000	15,758,136
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025
(Callable 06/15/2025)(2)	10,000,000	9,608,305
GYP Holdings III Corp.,
4.625%, 05/01/2029
(Callable 05/01/2024)(2)	2,500,000	2,200,000
HB Fuller Co.,
4.000%, 02/15/2027
(Callable 11/15/2026)	6,725,000	6,303,479
HCA, Inc.:
5.375%, 02/01/2025	25,300,000	25,078,184
5.250%, 04/15/2025	19,200,000	18,953,455
5.375%, 09/01/2026
(Callable 03/01/2026)	1,000,000	992,143
4.500%, 02/15/2027
(Callable 08/15/2026)	16,500,000	15,917,032
5.200%, 06/01/2028
(Callable 05/01/2028)	10,000,000	9,918,674
5.875%, 02/01/2029
(Callable 08/01/2028)	8,500,000	8,555,170
3.500%, 09/01/2030
(Callable 03/01/2030)	5,000,000	4,382,748
4.375%, 03/15/2042
(Callable 09/15/2041)(2)	3,900,000	3,221,793
4.625%, 03/15/2052
(Callable 09/15/2051)(2)	12,475,000	10,251,291
Hexcel Corp.:
4.950%, 08/15/2025
(Callable 05/15/2025)	8,303,000	8,097,553
4.200%, 02/15/2027
(Callable 11/15/2026)	19,000,000	17,881,614
HF Sinclair Corp.,
4.500%, 10/01/2030
(Callable 07/01/2030)	14,157,000	12,554,343
Holly Energy Partners LP /
Holly Energy Finance Corp.,
6.375%, 04/15/2027
(Callable 04/15/2024)(2)	7,092,000	7,005,646
Hologic, Inc.,
3.250%, 02/15/2029
(Callable 09/28/2023)(2)	21,238,000	18,581,215
HP, Inc.:
2.200%, 06/17/2025
(Callable 05/17/2025)	10,000,000	9,405,804
3.000%, 06/17/2027
(Callable 04/17/2027)	25,000,000	23,061,261
Huntington Ingalls Industries, Inc.:
3.844%, 05/01/2025
(Callable 04/01/2025)	10,000,000	9,615,288
2.043%, 08/16/2028
(Callable 06/16/2028)	12,000,000	10,075,782
Huntsman International LLC,
2.950%, 06/15/2031
(Callable 03/15/2031)	4,900,000	3,911,866
Hyundai Capital America:
3.400%, 06/20/2024(1)(2)	16,850,000	16,427,719
1.300%, 01/08/2026
(Callable 12/08/2025)(1)(2)	10,000,000	8,947,284
5.500%, 03/30/2026(1)(2)	7,775,000	7,704,816
1.650%, 09/17/2026
(Callable 08/17/2026)(1)(2)	30,000,000	26,429,792
5.680%, 06/26/2028
(Callable 05/26/2028)(1)(2)	15,000,000	14,879,933
Infor, Inc.,
1.750%, 07/15/2025
(Callable 06/15/2025)(2)	8,375,000	7,646,773
Ingersoll-Rand Global Holding Co. Ltd.,
5.750%, 06/15/2043	4,126,000	4,299,332
Ingersoll-Rand Luxembourg Finance SA,
4.650%, 11/01/2044
(Callable 05/01/2044)	1,300,000	1,156,703
Ingredion, Inc.,
2.900%, 06/01/2030
(Callable 03/01/2030)	28,000,000	24,191,256
Intel Corp.:
5.200%, 02/10/2033
(Callable 11/10/2032)	3,275,000	3,306,040
4.900%, 08/05/2052
(Callable 02/05/2052)	2,600,000	2,399,719
5.700%, 02/10/2053
(Callable 08/10/2052)	5,575,000	5,671,421
International Business Machines Corp.,
4.150%, 05/15/2039	13,000,000	11,424,701
International Flavors & Fragrances, Inc.:
5.000%, 09/26/2048
(Callable 03/26/2048)	10,000,000	8,463,994
3.468%, 12/01/2050
(Callable 06/01/2050)(2)	8,000,000	5,343,900
IQVIA, Inc.,
6.500%, 05/15/2030
(Callable 05/15/2026)(2)	2,000,000	2,019,747
Iron Mountain, Inc.:
5.250%, 03/15/2028
(Callable 07/11/2023)(2)	20,303,000	18,982,446
5.000%, 07/15/2028
(Callable 07/15/2023)(2)	4,000,000	3,706,317
7.000%, 02/15/2029
(Callable 08/15/2025)(2)	10,000,000	10,016,820
4.500%, 02/15/2031
(Callable 02/15/2026)(2)	10,000,000	8,592,285
JAB Holdings BV:
3.750%, 05/28/2051
(Callable 11/28/2050)(1)(2)	8,600,000	5,825,316
4.500%, 04/08/2052
(Callable 10/08/2051)(1)(2)	13,000,000	10,032,366
Jabil, Inc.,
5.450%, 02/01/2029
(Callable 01/01/2029)	10,000,000	9,922,789

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
JBS USA Lux SA / JBS USA Food Co. /
JBS USA Finance, Inc.:
3.750%, 12/01/2031
(Callable 12/01/2026)(2)	$24,344,000	$19,963,035
4.375%, 02/02/2052
(Callable 08/02/2051)(2)	7,825,000	5,488,376
JBS USA LUX SA / JBS USA Food Co. /
JBS USA Finance, Inc.:
2.500%, 01/15/2027
(Callable 12/15/2026)(2)	15,000,000	13,141,500
3.625%, 01/15/2032
(Callable 01/15/2027)(2)	7,000,000	5,680,080
5.750%, 04/01/2033
(Callable 01/01/2033)(2)	3,000,000	2,819,859
JM Smucker Co.,
3.550%, 03/15/2050
(Callable 09/15/2049)	3,350,000	2,452,799
KB Home,
7.250%, 07/15/2030
(Callable 07/15/2025)	5,000,000	5,063,005
Kennametal, Inc.,
4.625%, 06/15/2028
(Callable 03/15/2028)	7,900,000	7,513,906
Keurig Dr Pepper, Inc.,
4.417%, 05/25/2025
(Callable 03/25/2025)	1,671,000	1,637,957
Keysight Technologies, Inc.:
4.550%, 10/30/2024
(Callable 07/30/2024)	7,283,000	7,159,620
4.600%, 04/06/2027
(Callable 01/06/2027)	50,189,000	49,385,496
Kimberly-Clark de Mexico SAB de CV,
2.431%, 07/01/2031
(Callable 04/01/2031)(1)(2)	6,000,000	5,090,100
Kinder Morgan Energy Partners LP:
7.300%, 08/15/2033	1,675,000	1,824,224
6.500%, 02/01/2037	6,785,000	6,975,144
6.950%, 01/15/2038	14,755,000	15,845,349
7.500%, 11/15/2040	27,248,000	30,253,018
Kinder Morgan, Inc.:
8.050%, 10/15/2030	15,384,000	17,117,765
7.800%, 08/01/2031	16,174,000	18,189,821
Kinross Gold Corp.,
6.875%, 09/01/2041
(Callable 03/01/2041)(1)	5,500,000	5,718,180
Kraft Heinz Foods Co.:
9.000%, 03/15/2032	10,000,000	10,984,524
5.000%, 07/15/2035
(Callable 01/15/2035)	5,311,000	5,231,434
5.000%, 06/04/2042	5,000,000	4,679,122
Kyndryl Holdings, Inc.:
2.050%, 10/15/2026
(Callable 09/15/2026)	18,100,000	15,618,686
2.700%, 10/15/2028
(Callable 08/15/2028)	7,939,000	6,459,850
Lafarge SA,
7.125%, 07/15/2036	1,500,000	1,618,379
LafargeHolcim Finance US LLC,
3.500%, 09/22/2026
(Callable 06/22/2026)(2)	12,565,000	11,803,225
Lear Corp.:
3.800%, 09/15/2027
(Callable 06/15/2027)	3,167,000	2,940,807
3.500%, 05/30/2030
(Callable 02/28/2030)	15,000,000	13,137,907
Leidos Holdings, Inc.,
5.950%, 12/01/2040
(Callable 06/04/2040)	2,000,000	1,860,488
Leidos, Inc.:
4.375%, 05/15/2030
(Callable 02/15/2030)	46,222,000	42,438,084
2.300%, 02/15/2031
(Callable 11/15/2030)	7,500,000	5,909,613
5.750%, 03/15/2033
(Callable 12/15/2032)	26,839,000	26,663,039
LKQ Corp.,
5.750%, 06/15/2028
(Callable 05/15/2028)(2)	8,000,000	7,973,978
Lockheed Martin Corp.,
5.200%, 02/15/2055
(Callable 08/15/2054)	2,725,000	2,812,119
Louisiana-Pacific Corp.,
3.625%, 03/15/2029
(Callable 03/15/2024)(2)	25,000,000	21,883,750
Lowe`s Companies, Inc.,
5.750%, 07/01/2053
(Callable 01/01/2053)	10,000,000	10,189,563
Lundin Energy Finance BV:
2.000%, 07/15/2026
(Callable 06/15/2026)(1)(2)	6,725,000	6,039,644
3.100%, 07/15/2031
(Callable 04/15/2031)(1)(2)	20,958,000	17,343,236
Magellan Midstream Partners LP:
5.000%, 03/01/2026
(Callable 12/01/2025)	10,000,000	9,903,816
4.200%, 03/15/2045
(Callable 09/15/2044)	8,770,000	6,396,551
Magna International, Inc.,
2.450%, 06/15/2030
(Callable 03/15/2030)(1)	10,000,000	8,466,760
Marathon Petroleum Corp.:
4.700%, 05/01/2025
(Callable 04/01/2025)	15,000,000	14,717,007
5.125%, 12/15/2026
(Callable 09/15/2026)	3,000,000	2,970,415
4.750%, 09/15/2044
(Callable 03/15/2044)	3,985,000	3,332,871
Marriott International, Inc.,
4.900%, 04/15/2029
(Callable 03/15/2029)	5,000,000	4,864,710
Martin Marietta Materials, Inc.:
2.500%, 03/15/2030
(Callable 12/15/2029)	5,000,000	4,224,568
6.250%, 05/01/2037	450,000	445,462
Masco Corp.,
6.500%, 08/15/2032	15,834,000	16,323,026
MasTec, Inc.,
4.500%, 08/15/2028
(Callable 08/15/2023)(2)	12,948,000	11,946,112
Microchip Technology, Inc.,
4.250%, 09/01/2025
(Callable 07/31/2023)	4,000,000	3,875,046
Micron Technology, Inc.,
5.375%, 04/15/2028
(Callable 03/15/2028)	25,000,000	24,758,775
Microsoft Corp.,
4.200%, 11/03/2035
(Callable 05/03/2035)	5,650,000	5,589,444

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Midwest Connector Capital Co. LLC:
3.900%, 04/01/2024
(Callable 03/01/2024)(2)	$13,695,000	$13,407,917
4.625%, 04/01/2029
(Callable 01/01/2029)(2)	14,660,000	13,395,653
Minera Mexico SA de CV,
4.500%, 01/26/2050
(Callable 07/26/2049)(1)(2)	8,000,000	6,280,000
Mohawk Industries, Inc.,
3.625%, 05/15/2030
(Callable 02/15/2030)	5,000,000	4,513,031
Molex Electronic Technologies LLC,
3.900%, 04/15/2025
(Callable 01/15/2025)(2)	8,250,000	7,850,389
Molson Coors Beverage Co.,
3.000%, 07/15/2026
(Callable 04/15/2026)	23,888,000	22,313,703
Mosaic Co.,
5.450%, 11/15/2033
(Callable 05/15/2033)	11,101,000	10,811,360
MPLX LP:
4.000%, 02/15/2025
(Callable 11/15/2024)	13,125,000	12,719,157
4.875%, 06/01/2025
(Callable 03/01/2025)	19,150,000	18,789,633
1.750%, 03/01/2026
(Callable 02/01/2026)	20,000,000	18,154,447
4.250%, 12/01/2027
(Callable 09/01/2027)	6,519,000	6,190,927
5.000%, 03/01/2033
(Callable 12/01/2032)	4,425,000	4,238,640
5.500%, 02/15/2049
(Callable 08/15/2048)	8,825,000	7,997,175
4.900%, 04/15/2058
(Callable 10/15/2057)	5,000,000	4,029,082
MSCI, Inc.:
4.000%, 11/15/2029
(Callable 11/15/2024)(2)	7,562,000	6,843,765
3.625%, 11/01/2031
(Callable 11/01/2026)(2)	10,000,000	8,536,732
Mueller Water Products, Inc.,
4.000%, 06/15/2029
(Callable 06/15/2024)(2)	500,000	443,644
Mylan, Inc.,
4.550%, 04/15/2028
(Callable 01/15/2028)	5,000,000	4,710,609
NCL Corp. Ltd.,
3.625%, 12/15/2024
(Callable 07/11/2023)(2)	20,000,000	19,245,614
Netflix, Inc.,
5.875%, 02/15/2025	4,270,000	4,287,080
Newell Brands, Inc.:
4.875%, 06/01/2025
(Callable 05/01/2025)	1,500,000	1,446,828
5.875%, 04/01/2026
(Callable 01/01/2026)	15,000,000	14,090,253
6.375%, 09/15/2027
(Callable 06/15/2027)	5,000,000	4,788,038
NGPL PipeCo LLC,
4.875%, 08/15/2027
(Callable 02/15/2027)(2)	20,000,000	18,952,160
Nissan Motor Co. Ltd.,
4.345%, 09/17/2027
(Callable 07/17/2027)(1)(2)	10,000,000	9,095,056
Norfolk Southern Corp.,
3.050%, 05/15/2050
(Callable 11/15/2049)	18,000,000	12,444,773
North Mississippi Health Services, Inc.,
3.183%, 10/01/2051
(Callable 04/01/2051)	11,800,000	8,132,104
Nova Southeastern University, Inc.,
4.809%, 04/01/2053	4,800,000	4,067,456
Nutrien Ltd.:
4.000%, 12/15/2026
(Callable 09/15/2026)(1)	10,000,000	9,594,205
4.125%, 03/15/2035
(Callable 09/15/2034)(1)	6,550,000	5,749,430
nVent Finance Sarl:
4.550%, 04/15/2028
(Callable 01/15/2028)	32,435,000	30,340,202
5.650%, 05/15/2033
(Callable 02/15/2033)	28,950,000	28,460,922
NXP BV / NXP Funding LLC /
NXP USA, Inc.:
4.300%, 06/18/2029
(Callable 03/18/2029)(1)	9,625,000	9,070,826
2.650%, 02/15/2032
(Callable 11/15/2031)(1)	15,000,000	12,142,766
Occidental Petroleum Corp.:
8.500%, 07/15/2027
(Callable 01/15/2027)	15,000,000	16,203,150
7.150%, 05/15/2028	7,000,000	7,284,614
8.875%, 07/15/2030
(Callable 01/15/2030)	8,000,000	9,195,040
7.500%, 05/01/2031	12,000,000	13,102,080
7.875%, 09/15/2031	12,790,000	14,258,326
6.450%, 09/15/2036	7,125,000	7,312,385
Ochsner LSU Health System
of North Louisiana,
2.510%, 05/15/2031
(Callable 11/15/2030)	30,300,000	22,417,351
OCI NV,
6.700%, 03/16/2033
(Callable 12/16/2032)(1)(2)	10,000,000	9,776,569
ONEOK, Inc.,
2.750%, 09/01/2024
(Callable 08/01/2024)	8,300,000	8,020,750
Oracle Corp.:
2.800%, 04/01/2027
(Callable 02/01/2027)	46,000,000	42,279,929
6.250%, 11/09/2032
(Callable 08/09/2032)	7,000,000	7,430,444
3.900%, 05/15/2035
(Callable 11/15/2034)	7,425,000	6,406,690
3.850%, 07/15/2036
(Callable 01/15/2036)	7,500,000	6,259,417
4.000%, 11/15/2047
(Callable 05/15/2047)	2,565,000	1,974,753
3.950%, 03/25/2051
(Callable 09/25/2050)	5,000,000	3,780,611
6.900%, 11/09/2052
(Callable 05/09/2052)	23,465,000	26,336,358
5.550%, 02/06/2053
(Callable 08/06/2052)	2,550,000	2,469,275
Orange SA,
9.000%, 03/01/2031(1)	33,426,000	41,054,871
Oshkosh Corp.,
3.100%, 03/01/2030
(Callable 12/01/2029)	5,000,000	4,356,291

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Owens Corning:
4.200%, 12/01/2024
(Callable 09/01/2024)	$10,000,000	$9,785,178
3.400%, 08/15/2026
(Callable 05/15/2026)	5,000,000	4,719,741
5.875%, 12/01/2036	13,205,000	14,443,990
Penske Truck Leasing Co.:
4.000%, 07/15/2025
(Callable 06/15/2025)(2)	20,000,000	19,130,908
1.200%, 11/15/2025
(Callable 10/15/2025)(2)	22,800,000	20,278,321
5.550%, 05/01/2028
(Callable 04/01/2028)(2)	15,000,000	14,768,621
6.200%, 06/15/2030
(Callable 04/15/2030)(2)	6,000,000	6,031,349
PerkinElmer, Inc.:
3.300%, 09/15/2029
(Callable 06/15/2029)	25,000,000	22,339,508
3.625%, 03/15/2051
(Callable 09/15/2050)	11,775,000	8,564,735
Perrigo Finance Unlimited Co.:
3.900%, 12/15/2024
(Callable 09/15/2024)	42,000,000	40,635,000
4.400%, 06/15/2030
(Callable 03/15/2030)	25,250,000	22,343,809
Pfizer Investment Enterprises Pte Ltd.,
5.300%, 05/19/2053
(Callable 11/19/2052)	11,825,000	12,294,231
Phillips 66 Co.:
3.150%, 12/15/2029
(Callable 09/15/2029)	12,550,000	10,949,629
2.150%, 12/15/2030
(Callable 09/15/2030)	6,000,000	4,895,930
4.650%, 11/15/2034
(Callable 05/15/2034)	13,000,000	12,272,240
5.875%, 05/01/2042	5,000,000	5,184,238
4.680%, 02/15/2045
(Callable 08/15/2044)	2,000,000	1,705,556
Pilgrim’s Pride Corp.,
6.250%, 07/01/2033
(Callable 04/01/2033)	16,935,000	16,403,106
Plains All American Pipeline LP /
PAA Finance Corp.,
3.550%, 12/15/2029
(Callable 09/15/2029)	10,000,000	8,811,877
POSCO,
5.750%, 01/17/2028(1)(2)	5,000,000	5,072,422
Premier Health Partners,
2.911%, 11/15/2026
(Callable 05/15/2026)	10,000,000	8,826,109
Quanta Services, Inc.,
2.900%, 10/01/2030
(Callable 07/01/2030)	10,000,000	8,495,343
Rand Parent LLC,
8.500%, 02/15/2030
(Callable 02/15/2026)(2)	6,500,000	5,884,793
Raytheon Technologies Corp.:
4.800%, 12/15/2043
(Callable 06/15/2043)	7,925,000	7,343,641
3.125%, 07/01/2050
(Callable 01/01/2050)	6,000,000	4,344,961
Regal Rexnord Corp.:
6.300%, 02/15/2030
(Callable 12/15/2029)(2)	26,000,000	25,923,040
6.400%, 04/15/2033
(Callable 01/15/2033)(2)	7,699,000	7,692,510
Reliance Industries Ltd.,
2.875%, 01/12/2032(1)(2)	20,400,000	17,006,745
Reliance Steel & Aluminum Co.,
1.300%, 08/15/2025
(Callable 07/15/2025)	6,100,000	5,568,689
Republic Services, Inc.,
5.000%, 04/01/2034
(Callable 01/01/2034)	5,000,000	4,988,768
Rogers Communications, Inc.:
3.800%, 03/15/2032
(Callable 12/15/2031)(1)(2)	13,000,000	11,363,583
4.350%, 05/01/2049
(Callable 11/01/2048)(1)	10,000,000	7,898,031
Ryder System, Inc.,
5.250%, 06/01/2028
(Callable 05/01/2028)	16,550,000	16,340,812
Sabine Pass Liquefaction LLC:
5.875%, 06/30/2026
(Callable 12/31/2025)	55,015,000	55,465,355
5.000%, 03/15/2027
(Callable 09/15/2026)	20,300,000	19,981,029
4.500%, 05/15/2030
(Callable 11/15/2029)	21,897,000	20,814,461
Samarco Mineracao SA:
5.750%, 10/24/2023(1)(2)(9)	5,475,000	3,659,647
5.375%, 09/26/2024(1)(2)(9)	5,125,000	3,377,992
Santos Finance Ltd.,
3.649%, 04/29/2031
(Callable 01/29/2031)(1)(2)	21,000,000	17,433,954
Schlumberger Holdings Corp.,
3.900%, 05/17/2028
(Callable 02/17/2028)(2)	11,096,000	10,454,846
Sealed Air Corp.:
6.125%, 02/01/2028
(Callable 02/01/2025)(2)	1,000,000	992,628
5.000%, 04/15/2029
(Callable 04/15/2025)(2)	5,000,000	4,652,175
Sherwin-Williams Co.,
4.500%, 06/01/2047
(Callable 12/01/2046)	5,550,000	4,859,260
Silgan Holdings, Inc.,
4.125%, 02/01/2028
(Callable 07/17/2023)	4,000,000	3,670,200
SK Hynix, Inc.:
6.250%, 01/17/2026(1)(2)	5,900,000	5,903,058
1.500%, 01/19/2026(1)(2)	13,000,000	11,518,776
SK Telecom Co. Ltd.,
6.625%, 07/20/2027(1)(2)	960,000	1,013,348
Smith & Nephew PLC,
2.032%, 10/14/2030
(Callable 07/14/2030)(1)	10,000,000	8,090,529
Smithfield Foods, Inc.:
5.200%, 04/01/2029
(Callable 01/01/2029)(1)(2)	16,566,000	15,265,835
2.625%, 09/13/2031
(Callable 06/13/2031)(1)(2)	18,500,000	13,671,016
Sodexo, Inc.,
1.634%, 04/16/2026
(Callable 03/16/2026)(1)(2)	6,725,000	6,040,671
Solvay Finance America LLC,
4.450%, 12/03/2025
(Callable 09/03/2025)(1)(2)	40,018,000	38,389,703
Southern Copper Corp.,
7.500%, 07/27/2035(1)	19,786,000	22,977,878

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Spectra Energy Partners LP,
3.500%, 03/15/2025
(Callable 12/15/2024)(1)	$15,150,000	$14,564,373
Standard Industries, Inc.:
4.750%, 01/15/2028
(Callable 07/31/2023)(2)	24,408,000	22,729,621
4.375%, 07/15/2030
(Callable 07/15/2025)(2)	7,000,000	6,062,679
3.375%, 01/15/2031
(Callable 07/15/2025)(2)	5,000,000	4,025,216
Stanley Black & Decker, Inc.:
6.000%, 03/06/2028
(Callable 02/06/2028)	3,000,000	3,083,926
4.850%, 11/15/2048
(Callable 05/15/2048)	4,175,000	3,568,285
Steel Dynamics, Inc.,
2.800%, 12/15/2024
(Callable 11/15/2024)	7,000,000	6,680,252
Stellantis Finance US, Inc.,
5.625%, 01/12/2028
(Callable 12/12/2027)(2)	3,650,000	3,681,793
Stericycle, Inc.,
3.875%, 01/15/2029
(Callable 11/15/2023)(2)	1,000,000	887,900
STERIS Irish FinCo Unlimited Co.,
3.750%, 03/15/2051
(Callable 09/15/2050)	7,500,000	5,627,559
Synnex Corporation:
1.750%, 08/09/2026
(Callable 07/09/2026)	10,000,000	8,715,620
2.375%, 08/09/2028
(Callable 06/09/2028)	25,000,000	20,485,964
Sysco Corp.:
5.950%, 04/01/2030
(Callable 01/01/2030)	22,570,000	23,626,866
3.150%, 12/14/2051
(Callable 06/14/2051)	9,250,000	6,408,346
Takeda Pharmaceutical Co. Ltd.,
2.050%, 03/31/2030
(Callable 12/31/2029)(1)	11,825,000	9,827,174
Targa Resources Partners LP:
6.500%, 07/15/2027
(Callable 07/31/2023)	1,000,000	992,757
5.000%, 01/15/2028
(Callable 07/31/2023)	28,000,000	26,721,452
4.875%, 02/01/2031
(Callable 02/01/2026)	10,500,000	9,703,470
4.000%, 01/15/2032
(Callable 07/15/2026)	14,000,000	12,102,028
TC PipeLines LP:
4.375%, 03/13/2025
(Callable 12/13/2024)(1)	26,205,000	25,450,561
3.900%, 05/25/2027
(Callable 02/25/2027)(1)	23,285,000	22,168,108
Teck Resources Ltd.,
3.900%, 07/15/2030
(Callable 04/15/2030)(1)	10,000,000	9,096,688
Telecom Italia Capital SA:
5.303%, 05/30/2024(1)(2)	21,500,000	20,897,083
7.200%, 07/18/2036(1)	3,175,000	2,729,039
Telefonica Emisiones SA:
4.103%, 03/08/2027(1)	8,125,000	7,795,422
7.045%, 06/20/2036(1)	4,925,000	5,370,936
5.213%, 03/08/2047(1)	24,108,000	20,967,665
4.895%, 03/06/2048(1)	9,475,000	7,907,900
5.520%, 03/01/2049
(Callable 09/01/2048)(1)	12,000,000	10,785,013
Tenet Healthcare Corp.:
4.375%, 01/15/2030
(Callable 12/01/2024)	3,000,000	2,707,186
6.125%, 06/15/2030
(Callable 06/15/2025)	1,000,000	985,700
Teva Pharmaceutical Finance
Netherlands III BV:
3.150%, 10/01/2026(1)	53,000,000	47,490,427
4.750%, 05/09/2027
(Callable 02/09/2027)(1)	9,000,000	8,325,652
7.875%, 09/15/2029
(Callable 06/15/2029)(1)	5,000,000	5,152,660
Textron, Inc.,
3.000%, 06/01/2030
(Callable 03/01/2030)	15,000,000	13,074,999
Timken Co.:
3.875%, 09/01/2024
(Callable 06/01/2024)	18,500,000	18,019,451
4.500%, 12/15/2028
(Callable 09/15/2028)	6,025,000	5,725,678
T-Mobile USA, Inc.:
4.750%, 02/01/2028
(Callable 07/11/2023)	17,250,000	16,757,882
3.375%, 04/15/2029
(Callable 04/15/2024)	5,000,000	4,515,239
3.875%, 04/15/2030
(Callable 01/15/2030)	53,473,000	49,262,996
3.500%, 04/15/2031
(Callable 04/15/2026)	60,000,000	52,943,898
4.375%, 04/15/2040
(Callable 10/15/2039)	10,000,000	8,830,929
3.600%, 11/15/2060
(Callable 05/15/2060)	15,000,000	10,527,577
Toll Road Investors Partnership II LP:
0.000%, 02/15/2025
(Insured by NATL)(1)(2)	10,000,000	8,887,909
0.000%, 02/15/2027
(Insured by NATL)(1)(2)	32,855,000	25,585,156
0.000%, 02/15/2030
(Insured by NATL)(1)(2)	2,000,000	1,286,093
0.000%, 02/15/2030
(Insured by NATL)(1)(2)	2,938,000	2,059,228
0.000%, 02/15/2031
(Insured by AGM)(1)(2)	5,396,000	3,572,482
0.000%, 02/15/2036
(Insured by AGM)(1)(2)	12,500,000	6,090,627
TopBuild Corp.:
3.625%, 03/15/2029
(Callable 03/15/2024)(2)	2,500,000	2,175,465
4.125%, 02/15/2032
(Callable 10/15/2026)(2)	1,000,000	851,914
TransCanada PipeLines Ltd.,
4.750%, 05/15/2038
(Callable 11/15/2037)(1)	10,000,000	8,927,941
Transcontinental Gas Pipe Line Co. LLC,
4.450%, 08/01/2042
(Callable 02/01/2042)	2,600,000	2,224,292
TransDigm, Inc.,
6.750%, 08/15/2028
(Callable 02/15/2025)(2)	5,500,000	5,520,845
The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
TreeHouse Foods, Inc.,
4.000%, 09/01/2028
(Callable 09/01/2023)	$1,500,000	$1,292,145
Trinity Industries, Inc.,
7.750%, 07/15/2028
(Callable 07/15/2025)(2)	1,000,000	1,006,250
Triton Container International Ltd.:
2.050%, 04/15/2026
(Callable 03/15/2026)(1)(2)	7,425,000	6,481,505
3.150%, 06/15/2031
(Callable 03/15/2031)(1)(2)	30,475,000	23,447,178
3.250%, 03/15/2032
(Callable 12/15/2031)(1)	10,000,000	7,827,184
TTX Co.,
4.650%, 06/15/2044(2)	7,710,000	6,695,294
Tyco Electronics Group SA,
7.125%, 10/01/2037	500,000	577,851
Tyson Foods, Inc.,
5.100%, 09/23/2048
(Callable 03/28/2048)	4,650,000	4,223,102
United Rentals North America, Inc.:
3.875%, 11/15/2027
(Callable 07/11/2023)	5,000,000	4,669,006
4.875%, 01/15/2028
(Callable 07/11/2023)	5,000,000	4,757,952
6.000%, 12/15/2029
(Callable 12/15/2025)(2)	8,700,000	8,678,603
5.250%, 01/15/2030
(Callable 01/15/2025)	5,000,000	4,772,630
4.000%, 07/15/2030
(Callable 07/15/2025)	10,000,000	8,856,368
3.875%, 02/15/2031
(Callable 08/15/2025)	3,000,000	2,597,396
3.750%, 01/15/2032
(Callable 07/15/2026)	1,000,000	846,959
Universal Health Services, Inc.:
1.650%, 09/01/2026
(Callable 08/01/2026)	16,000,000	13,986,805
2.650%, 10/15/2030
(Callable 07/15/2030)	24,322,000	19,864,930
UPMC,
3.600%, 04/03/2025	47,575,000	45,767,206
Utah Acquisition Sub, Inc.:
3.950%, 06/15/2026
(Callable 03/15/2026)	10,357,000	9,836,939
5.250%, 06/15/2046
(Callable 12/15/2045)	4,000,000	3,153,530
Vale Canada Ltd.,
7.200%, 09/15/2032(1)	1,600,000	1,685,089
Vale Overseas Ltd.:
3.750%, 07/08/2030
(Callable 04/08/2030)(1)	25,339,000	22,309,665
6.125%, 06/12/2033
(Callable 03/12/2033)(1)	25,000,000	25,044,750
8.250%, 01/17/2034(1)	5,201,000	6,051,445
6.875%, 11/21/2036(1)	29,519,000	30,869,140
6.875%, 11/10/2039(1)	18,121,000	18,967,595
Valero Energy Corp.,
6.625%, 06/15/2037	5,000,000	5,364,918
Valero Energy Partners LP,
4.500%, 03/15/2028
(Callable 12/15/2027)	20,000,000	19,240,915
Var Energi ASA:
7.500%, 01/15/2028
(Callable 12/15/2027)(1)(2)	29,950,000	30,780,521
8.000%, 11/15/2032
(Callable 08/15/2032)(1)(2)	16,989,000	17,974,532
Verisk Analytics, Inc.,
4.000%, 06/15/2025
(Callable 03/15/2025)	10,000,000	9,704,554
Verizon Communications, Inc.:
3.000%, 03/22/2027
(Callable 01/22/2027)	5,000,000	4,665,554
4.500%, 08/10/2033	15,710,000	14,824,794
4.400%, 11/01/2034
(Callable 05/01/2034)	790,000	729,149
4.272%, 01/15/2036	10,793,000	9,731,372
5.250%, 03/16/2037	18,225,000	18,046,685
4.812%, 03/15/2039	38,575,000	36,090,569
4.862%, 08/21/2046	2,500,000	2,292,005
5.500%, 03/16/2047	2,500,000	2,501,218
3.700%, 03/22/2061
(Callable 09/22/2060)	11,200,000	8,144,864
Viatris, Inc.:
3.850%, 06/22/2040
(Callable 12/22/2039)	10,000,000	6,910,461
4.000%, 06/22/2050
(Callable 12/22/2049)	22,000,000	14,549,461
Viterra Finance BV:
2.000%, 04/21/2026
(Callable 03/21/2026)(1)(2)	15,000,000	13,395,336
4.900%, 04/21/2027
(Callable 03/21/2027)(1)(2)	7,725,000	7,434,413
3.200%, 04/21/2031
(Callable 01/21/2031)(1)(2)	55,139,000	46,177,998
5.250%, 04/21/2032
(Callable 01/21/2032)(1)(2)	22,000,000	21,114,878
VMware, Inc.,
1.800%, 08/15/2028
(Callable 06/15/2028)	15,000,000	12,572,221
Vodafone Group PLC:
7.875%, 02/15/2030(1)	16,293,000	18,705,720
6.150%, 02/27/2037(1)	13,920,000	14,569,966
4.375%, 02/19/2043(1)	5,054,000	4,244,262
Volkswagen Group of
America Finance LLC:
3.350%, 05/13/2025(1)(2)	15,000,000	14,366,091
1.250%, 11/24/2025
(Callable 10/24/2025)(1)(2)	8,300,000	7,480,738
Vontier Corp.,
2.400%, 04/01/2028
(Callable 02/01/2028)	15,725,000	13,095,308
Vulcan Materials Co.:
4.500%, 04/01/2025
(Callable 01/01/2025)	3,000,000	2,939,553
3.500%, 06/01/2030
(Callable 03/01/2030)	11,050,000	9,982,927
4.700%, 03/01/2048
(Callable 09/01/2047)	500,000	445,612
Wabtec Corp.:
3.450%, 11/15/2026
(Callable 08/15/2026)	36,775,000	34,387,888
5.875%, 09/15/2028
(Callable 06/15/2028)	10,205,000	9,829,699
Walgreens Boots Alliance, Inc.,
3.450%, 06/01/2026
(Callable 03/01/2026)	5,957,000	5,587,303

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Walt Disney Co.:
5.400%, 10/01/2043	$5,000,000	$5,097,514
4.750%, 09/15/2044
(Callable 03/15/2044)	1,950,000	1,847,976
Warnermedia Holdings, Inc.:
6.412%, 03/15/2026
(Callable 03/15/2024)	7,000,000	7,005,787
4.279%, 03/15/2032
(Callable 12/15/2031)	24,550,000	21,772,793
Weir Group PLC,
2.200%, 05/13/2026
(Callable 04/13/2026)(1)(2)	34,748,000	31,122,949
Western Digital Corp.,
4.750%, 02/15/2026
(Callable 11/15/2025)	57,075,000	54,364,942
Western Midstream Operating LP:
5.875%, 02/01/2030
(Callable 11/01/2029)	4,000,000	3,591,393
6.150%, 04/01/2033
(Callable 01/01/2033)	2,500,000	2,519,725
5.875%, 02/01/2050
(Callable 08/01/2049)	10,000,000	8,190,700
Westinghouse Air Brake
Technologies Corp.,
3.200%, 06/15/2025
(Callable 05/15/2025)	14,736,000	13,986,546
WestRock MWV LLC,
8.200%, 01/15/2030	5,012,000	5,746,912
Williams Companies, Inc.:
7.500%, 01/15/2031	120,000	131,751
7.750%, 06/15/2031	3,500,000	3,871,976
5.875%, 03/15/2032	11,275,000	13,385,037
6.300%, 04/15/2040	1,590,000	1,669,547
5.750%, 06/24/2044
(Callable 12/24/2043)	2,500,000	2,435,599
Wipro IT Services LLC,
1.500%, 06/23/2026
(Callable 05/23/2026)(1)(2)	17,800,000	15,876,234
Woodside Finance Ltd.:
3.650%, 03/05/2025
(Callable 12/05/2024)(1)(2)	15,575,000	14,992,636
4.500%, 03/04/2029
(Callable 12/04/2028)(1)(2)	30,000,000	28,286,751
Worthington Industries, Inc.,
4.550%, 04/15/2026	9,154,000	8,653,218
WRKCo, Inc.,
3.000%, 09/15/2024
(Callable 07/15/2024)	6,000,000	5,769,874
Xerox Holdings Corp.,
5.000%, 08/15/2025
(Callable 07/15/2025)(2)	1,000,000	944,065
XPO Escrow Sub LLC,
7.500%, 11/15/2027
(Callable 11/15/2024)(2)	7,000,000	7,152,814
XPO, Inc.:
6.250%, 06/01/2028
(Callable 06/01/2025)(2)	1,000,000	983,227
7.125%, 06/01/2031
(Callable 06/01/2026)(2)	500,000	503,882
Yara International ASA,
3.800%, 06/06/2026
(Callable 03/06/2026)(1)(2)	20,250,000	19,016,656
Zimmer Biomet Holdings, Inc.:
3.550%, 03/20/2030
(Callable 12/20/2029)	1,000,000	874,051
5.750%, 11/30/2039	11,375,000	11,324,137
Zoetis, Inc.,
4.500%, 11/13/2025
(Callable 08/13/2025)	5,653,000	5,560,444
Total Industrials
(Cost $7,852,932,021)		7,093,183,121	29.2%
Utilities
American Transmission Systems, Inc.,
2.650%, 01/15/2032
(Callable 10/15/2031)(2)	4,850,000	4,010,619
Appalachian Power Co.,
6.700%, 08/15/2037	1,400,000	1,492,107
Avangrid, Inc.,
3.200%, 04/15/2025
(Callable 03/15/2025)(1)	14,000,000	13,309,853
Berkshire Hathaway Energy Co.,
2.850%, 05/15/2051
(Callable 11/15/2050)	10,000,000	6,463,740
Consolidated Edison Co.
of New York, Inc.,
4.625%, 12/01/2054
(Callable 06/01/2054)	7,600,000	6,522,453
Constellation Energy Generation LLC,
5.800%, 03/01/2033
(Callable 12/01/2032)	10,000,000	10,236,324
Consumers Energy Co.,
3.500%, 08/01/2051
(Callable 02/01/2051)	9,425,000	7,202,967
Dominion Resources, Inc.,
5.950%, 06/15/2035	1,880,000	1,931,685
DTE Electric Company:
4.875%, 06/01/2028
(Callable 05/01/2028)	11,900,000	11,639,769
2.625%, 03/01/2031
(Callable 12/01/2030)	15,200,000	12,992,705
Duquesne Light Holdings, Inc.,
2.532%, 10/01/2030
(Callable 07/01/2030)(2)	8,775,000	7,012,396
EDP Finance BV,
3.625%, 07/15/2024(1)(2)	41,299,000	40,231,317
Enel Finance International NV:
3.500%, 04/06/2028(1)(2)	7,000,000	6,404,772
7.500%, 10/14/2032
(Callable 07/14/2032)(1)(2)	20,000,000	22,174,412
6.000%, 10/07/2039(1)(2)	4,286,000	4,209,635
4.750%, 05/25/2047(1)(2)	54,084,000	46,005,169
Engie Energia Chile SA,
3.400%, 01/28/2030
(Callable 10/28/2029)(1)(2)	3,000,000	2,499,521
Exelon Corp.:
3.950%, 06/15/2025
(Callable 03/15/2025)	15,775,000	15,253,014
7.600%, 04/01/2032	1,650,000	1,872,403
5.100%, 06/15/2045
(Callable 12/15/2044)	5,875,000	5,441,783
4.100%, 03/15/2052
(Callable 09/15/2051)	5,000,000	4,030,625
Exelon Generation Co. LLC,
5.600%, 06/15/2042
(Callable 12/15/2041)	6,100,000	5,893,994
Fells Point Funding Trust,
3.046%, 01/31/2027
(Callable 12/31/2026)(2)	10,300,000	9,468,674

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
FirstEnergy Corp.:
2.650%, 03/01/2030
(Callable 12/01/2029)	$4,300,000	$3,626,491
3.400%, 03/01/2050
(Callable 09/01/2049)	11,325,000	7,804,737
FirstEnergy Transmission LLC,
2.866%, 09/15/2028
(Callable 07/15/2028)(2)	15,000,000	13,200,277
Fortis, Inc.,
3.055%, 10/04/2026
(Callable 07/04/2026)(1)	8,762,000	8,072,302
Infraestructura Energetica
Nova SAB de CV,
3.750%, 01/14/2028(2)	5,000,000	4,550,000
KeySpan Corp.,
8.000%, 11/15/2030(1)	8,375,000	9,260,884
Liberty Utilities Finance GP 1,
2.050%, 09/15/2030
(Callable 06/15/2030)(1)(2)	10,600,000	8,235,267
National Grid PLC,
5.602%, 06/12/2028
(Callable 05/12/2028)(1)	5,000,000	5,020,944
NiSource, Inc.:
3.600%, 05/01/2030
(Callable 02/01/2030)	20,800,000	18,732,053
3.950%, 03/30/2048
(Callable 09/30/2047)	11,775,000	9,448,852
Ohio Power Co.,
5.000%, 06/01/2033
(Callable 03/01/2033)	8,150,000	7,995,477
Oklahoma Gas and Electric Co.,
5.600%, 04/01/2053
(Callable 10/01/2052)	3,700,000	3,751,374
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030
(Callable 02/15/2030)	9,500,000	8,328,467
Piedmont Natural Gas Company, Inc.,
5.400%, 06/15/2033
(Callable 03/15/2033)	14,050,000	14,017,177
Total Utilities
(Cost $413,099,281)		368,344,239	1.5%
Financials
ABN AMRO Bank NV:
4.750%, 07/28/2025(1)(2)	37,818,000	36,473,570
4.800%, 04/18/2026(1)(2)	47,025,000	44,988,325
1.542%, 06/16/2027
(1 Year CMT Rate + 0.800%)
(Callable 06/16/2026)(1)(2)(3)	12,250,000	10,718,987
3.324%, 03/13/2037
(5 Year CMT Rate + 1.900%)
(Callable 12/13/2031)(1)(2)(3)	31,325,000	23,795,833
AerCap Holdings NV:
2.875%, 08/14/2024
(Callable 07/14/2024)(1)	39,395,000	37,858,279
6.500%, 07/15/2025
(Callable 06/15/2025)(1)	15,000,000	15,074,175
2.450%, 10/29/2026
(Callable 09/29/2026)(1)	8,000,000	7,145,206
5.750%, 06/06/2028
(Callable 05/06/2028)(1)	10,000,000	9,917,279
3.000%, 10/29/2028
(Callable 08/29/2028)(1)	15,500,000	13,402,117
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032(2)	2,000,000	2,137,772
Air Lease Corp.:
2.300%, 02/01/2025
(Callable 01/01/2025)	14,150,000	13,305,613
5.850%, 12/15/2027
(Callable 11/15/2027)	10,000,000	9,986,567
Ally Financial, Inc.:
1.450%, 10/02/2023
(Callable 09/02/2023)	15,000,000	14,798,565
5.125%, 09/30/2024	13,000,000	12,753,884
5.800%, 05/01/2025
(Callable 04/01/2025)	10,000,000	9,829,863
American International Group, Inc.:
5.125%, 03/27/2033
(Callable 12/27/2032)	6,000,000	5,859,255
6.820%, 11/15/2037	4,173,000	4,380,280
Aon PLC,
3.875%, 12/15/2025
(Callable 09/15/2025)	14,490,000	13,965,569
Assurant, Inc.:
4.900%, 03/27/2028
(Callable 12/27/2027)	4,250,000	4,049,233
3.700%, 02/22/2030
(Callable 11/22/2029)	7,000,000	6,010,846
Australia & New Zealand
Banking Group Ltd.:
4.500%, 03/19/2024(1)(2)	12,000,000	11,848,764
2.950%, 07/22/2030
(5 Year CMT Rate + 1.288%)
(Callable 07/22/2025)(1)(2)(3)	14,803,000	13,560,584
6.742%, 12/08/2032(1)(2)	33,000,000	34,128,974
2.570%, 11/25/2035
(5 Year CMT Rate + 1.700%)
(Callable 11/25/2030)(1)(2)(3)	13,000,000	9,874,991
Aviation Capital Group LLC:
6.250%, 04/15/2028
(Callable 03/15/2028)(1)(2)	5,000,000	4,987,750
6.375%, 07/15/2030
(Callable 05/15/2030)(1)(2)	16,000,000	15,865,857
Avolon Holdings Funding Ltd.:
5.250%, 05/15/2024
(Callable 04/15/2024)(1)(2)	5,000,000	4,912,366
2.875%, 02/15/2025
(Callable 01/15/2025)(1)(2)	10,000,000	9,299,651
Banco Santander Chile,
2.700%, 01/10/2025
(Callable 12/10/2024)(1)(2)	8,000,000	7,649,978
Banco Santander SA:
5.179%, 11/19/2025(1)	11,150,000	10,828,508
1.722%, 09/14/2027
(1 Year CMT Rate + 0.900%)
(Callable 09/14/2026)(1)(3)	10,000,000	8,682,112
2.749%, 12/03/2030(1)	5,000,000	3,918,563
3.225%, 11/22/2032
(1 Year CMT Rate + 1.600%)
(Callable 08/22/2031)(1)(3)	35,000,000	27,727,780
Bank of America Corp.:
3.093%, 10/01/2025 (SOFR + 1.352%)
(Callable 10/01/2024)(3)	22,000,000	21,161,026
2.456%, 10/22/2025 (SOFR + 1.132%)
(Callable 10/22/2024)(3)	8,000,000	7,638,416
3.366%, 01/23/2026 (SOFR + 1.072%)
(Callable 01/23/2025)(3)	22,700,000	21,749,150
5.080%, 01/20/2027 (SOFR + 1.290%)
(Callable 01/20/2026)(3)	12,750,000	12,554,390

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Bank of America Corp.: (cont.)
1.734%, 07/22/2027
(SOFR + 0.960%)
(Callable 07/22/2026)(3)	$6,000,000	$5,356,589
6.204%, 11/10/2028 (SOFR + 1.990%)
(Callable 11/10/2027)(3)	12,000,000	12,334,188
3.419%, 12/20/2028 (SOFR + 1.302%)
(Callable 12/20/2027)(3)	19,539,000	17,917,722
5.202%, 04/25/2029 (SOFR + 1.630%)
(Callable 04/25/2028)(3)	15,000,000	14,836,068
2.087%, 06/14/2029 (SOFR + 1.060%)
(Callable 06/14/2028)(3)	12,000,000	10,237,906
4.271%, 07/23/2029 (SOFR + 1.572%)
(Callable 07/23/2028)(3)	10,000,000	9,487,932
2.496%, 02/13/2031 (SOFR + 1.252%)
(Callable 02/13/2030)(3)	7,000,000	5,860,619
2.592%, 04/29/2031 (SOFR + 2.150%)
(Callable 04/29/2030)(3)	35,000,000	29,383,783
1.898%, 07/23/2031 (SOFR + 1.530%)
(Callable 07/23/2030)(3)	10,000,000	7,963,509
5.015%, 07/22/2033 (SOFR + 2.160%)
(Callable 07/22/2032)(3)	5,000,000	4,891,219
7.750%, 05/14/2038	725,000	860,467
Bank of Ireland Group PLC,
2.029%, 09/30/2027
(1 Year CMT Rate + 1.100%)
(Callable 09/30/2026)(1)(2)(3)	10,202,000	8,818,466
Bank of Montreal:
1.500%, 01/10/2025(1)	7,000,000	6,578,519
3.803%, 12/15/2032
(5 Year Swap Rate USD + 1.432%)
(Callable 12/15/2027)(1)(3)	5,000,000	4,407,477
Bank of New Zealand,
2.000%, 02/21/2025(1)(2)	15,475,000	14,556,217
Bank of Nova Scotia,
5.250%, 06/12/2028(1)	7,000,000	6,952,341
Banque Federative du Credit Mutuel SA,
4.753%, 07/13/2027(1)(2)	15,000,000	14,612,346
Barclays PLC:
3.650%, 03/16/2025(1)	17,350,000	16,630,534
2.852%, 05/07/2026 (SOFR + 2.714%)
(Callable 05/07/2025)(1)(3)	10,000,000	9,365,841
4.337%, 01/10/2028
(Callable 01/10/2027)(1)	10,000,000	9,421,977
6.224%, 05/09/2034 (SOFR + 2.980%)
(Callable 05/09/2033)(1)(3)	14,650,000	14,591,917
BBVA USA,
3.875%, 04/10/2025
(Callable 03/10/2025)	45,470,000	43,404,897
BGC Partners, Inc.:
4.375%, 12/15/2025
(Callable 09/15/2025)	13,700,000	12,646,032
8.000%, 05/25/2028
(Callable 04/25/2028)(2)	15,000,000	14,491,915
BNP Paribas SA:
4.375%, 09/28/2025(1)(2)	8,200,000	7,860,544
2.819%, 11/19/2025
(3 Month LIBOR USD + 1.111%)
(Callable 11/19/2024)(1)(2)(3)	42,500,000	40,523,359
4.375%, 05/12/2026(1)(2)	16,910,000	16,227,693
2.219%, 06/09/2026 (SOFR + 2.074%)
(Callable 06/09/2025)(1)(2)(3)	16,500,000	15,259,407
1.323%, 01/13/2027 (SOFR + 1.004%)
(Callable 01/13/2026)(1)(2)(3)	8,000,000	7,094,243
1.904%, 09/30/2028
(SOFR + 1.609%)
(Callable 09/30/2027)(1)(2)(3)	16,000,000	13,627,254
3.052%, 01/13/2031 (SOFR + 1.507%)
(Callable 01/13/2030)(1)(2)(3)	10,500,000	8,968,295
2.871%, 04/19/2032 (SOFR + 1.387%)
(Callable 04/19/2031)(1)(2)(3)	25,000,000	20,476,100
2.588%, 08/12/2035
(5 Year CMT Rate + 2.050%)
(Callable 08/12/2030)(1)(2)(3)	5,000,000	3,832,753
BPCE SA:
5.700%, 10/22/2023(1)(2)	33,770,000	33,622,488
4.625%, 07/11/2024(1)(2)	3,185,000	3,112,233
5.150%, 07/21/2024(1)(2)	30,902,000	30,342,413
4.500%, 03/15/2025(1)(2)	40,275,000	38,648,024
1.652%, 10/06/2026 (SOFR + 1.520%)
(Callable 10/06/2025)(1)(2)(3)	15,000,000	13,451,355
3.116%, 10/19/2032 (SOFR + 1.730%)
(Callable 10/19/2031)(1)(2)(3)	22,000,000	16,980,187
Brown & Brown, Inc.,
4.500%, 03/15/2029
(Callable 12/15/2028)	11,840,000	11,172,489
Canadian Imperial Bank of Commerce,
2.250%, 01/28/2025(1)	8,000,000	7,585,085
Cantor Fitzgerald LP,
4.875%, 05/01/2024
(Callable 04/01/2024)(2)	7,525,000	7,361,917
Capital One Financial Corp.:
3.750%, 07/28/2026
(Callable 06/28/2026)	5,000,000	4,656,381
3.800%, 01/31/2028
(Callable 12/31/2027)	6,960,000	6,395,734
5.468%, 02/01/2029 (SOFR + 2.080%)
(Callable 02/01/2028)(3)	10,000,000	9,579,624
6.312%, 06/08/2029 (SOFR + 2.640%)
(Callable 06/08/2028)(3)	4,600,000	4,569,012
3.273%, 03/01/2030 (SOFR + 1.790%)
(Callable 03/01/2029)(3)	3,250,000	2,759,506
6.377%, 06/08/2034 (SOFR + 2.860%)
(Callable 06/08/2033)(3)	15,000,000	14,892,531
Centene Corp.:
3.000%, 10/15/2030
(Callable 07/15/2030)	10,000,000	8,332,970
2.500%, 03/01/2031
(Callable 12/01/2030)	64,850,000	51,715,929
Charles Schwab Corp.,
2.900%, 03/03/2032
(Callable 12/03/2031)	5,000,000	4,116,125
Citigroup, Inc.:
3.700%, 01/12/2026	4,700,000	4,508,704
3.106%, 04/08/2026 (SOFR + 2.842%)
(Callable 04/08/2025)(3)	15,000,000	14,320,436
3.887%, 01/10/2028 (SOFR + 1.825%)
(Callable 01/10/2027)(3)	21,200,000	20,089,234
4.412%, 03/31/2031 (SOFR + 3.914%)
(Callable 03/31/2030)(3)	10,000,000	9,402,616
2.572%, 06/03/2031 (SOFR + 2.107%)
(Callable 06/03/2030)(3)	50,000,000	41,715,821
2.561%, 05/01/2032 (SOFR + 1.167%)
(Callable 05/01/2031)(3)	5,000,000	4,082,633
6.270%, 11/17/2033 (SOFR + 2.338%)
(Callable 11/17/2032)(3)	5,000,000	5,307,086

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Citizens Financial Group, Inc.:
2.850%, 07/27/2026
(Callable 04/27/2026)	$23,400,000	$20,597,564
3.250%, 04/30/2030
(Callable 01/30/2030)	40,000,000	32,686,066
CNA Financial Corp.:
4.500%, 03/01/2026
(Callable 12/01/2025)	21,125,000	20,494,116
5.500%, 06/15/2033
(Callable 03/15/2033)	14,250,000	13,896,049
CNO Financial Group, Inc.,
5.250%, 05/30/2025
(Callable 02/28/2025)	18,640,000	18,308,849
CNO Global Funding,
2.650%, 01/06/2029(2)	7,625,000	6,414,068
Comerica Bank,
4.000%, 07/27/2025	21,425,000	19,735,945
Commonwealth Bank of Australia:
2.688%, 03/11/2031(1)(2)	20,000,000	15,680,940
3.784%, 03/14/2032(1)(2)	7,250,000	6,073,275
3.610%, 09/12/2034
(5 Year CMT Rate + 2.050%)
(Callable 09/12/2029)(1)(2)(3)	35,000,000	29,416,869
Compeer Financial,
3.375%, 06/01/2036 (SOFR + 1.965%)
(Callable 06/01/2031)(2)(3)	5,500,000	3,581,410
Cooperatieve Rabobank UA:
4.375%, 08/04/2025(1)	11,975,000	11,557,537
3.750%, 07/21/2026(1)	36,000,000	33,610,235
Credit Agricole SA:
4.375%, 03/17/2025(1)(2)	37,093,000	35,731,242
1.907%, 06/16/2026 (SOFR + 1.676%)
(Callable 06/16/2025)(1)(2)(3)	7,000,000	6,443,632
3.250%, 01/14/2030(1)(2)	5,000,000	4,268,437
5.514%, 07/05/2033(1)(2)(8)	10,750,000	10,814,224
Credit Suisse Group AG:
2.593%, 09/11/2025 (SOFR + 1.560%)
(Callable 09/11/2024)(1)(2)(3)	13,700,000	13,058,442
2.193%, 06/05/2026 (SOFR + 2.044%)
(Callable 06/05/2025)(1)(2)(3)	10,000,000	9,169,686
1.305%, 02/02/2027
(SOFRINDX + 0.980%)
(Callable 02/02/2026)(1)(2)(3)	19,400,000	16,949,159
4.282%, 01/09/2028
(Callable 01/09/2027)(1)(2)	24,750,000	22,874,030
3.869%, 01/12/2029
(3 Month LIBOR USD + 1.410%)
(Callable 01/12/2028)(1)(2)(3)	10,850,000	9,808,374
4.194%, 04/01/2031 (SOFR + 3.730%)
(Callable 04/01/2030)(1)(2)(3)	20,000,000	17,801,188
Danske Bank A/S,
1.621%, 09/11/2026
(1 Year CMT Rate + 1.350%)
(Callable 09/11/2025)(1)(2)(3)	33,945,000	30,448,278
Deutsche Bank AG:
2.311%, 11/16/2027 (SOFR + 1.219%)
(Callable 11/16/2026)(1)(3)	6,000,000	5,156,024
6.720%, 01/18/2029 (SOFR + 3.180%)
(Callable 01/18/2028)(1)(3)	5,000,000	5,007,127
5.882%, 07/08/2031 (SOFR + 5.438%)
(Callable 04/08/2030)(1)(3)	42,175,000	36,939,965
3.547%, 09/18/2031 (SOFR + 3.043%)
(Callable 09/18/2030)(1)(3)	10,000,000	8,305,102
3.729%, 01/14/2032
(SOFR + 2.757%)
(Callable 10/14/2030)(1)(3)	10,000,000	7,561,963
3.742%, 01/07/2033 (SOFR + 2.257%)
(Callable 10/07/2031)(1)(3)	25,000,000	18,334,249
Digital Realty Trust LP:
4.450%, 07/15/2028
(Callable 04/15/2028)	7,000,000	6,552,446
3.600%, 07/01/2029
(Callable 04/01/2029)	41,950,000	37,260,664
Discover Bank:
4.682%, 08/09/2028
(5 Year Swap Rate USD + 1.730%)
(Callable 08/09/2023)(3)	6,500,000	5,942,998
4.650%, 09/13/2028
(Callable 06/13/2028)	23,225,000	21,559,779
Discover Financial Services,
3.950%, 11/06/2024
(Callable 08/06/2024)	25,000,000	24,091,253
DNB Bank ASA:
1.127%, 09/16/2026
(1 Year CMT Rate + 0.850%)
(Callable 09/16/2025)(1)(2)(3)	10,000,000	8,930,326
1.535%, 05/25/2027
(1 Year CMT Rate + 0.720%)
(Callable 05/25/2026)(1)(2)(3)	5,800,000	5,105,968
Elevance Health, Inc.,
5.125%, 02/15/2053
(Callable 08/15/2052)	5,200,000	5,042,593
Extra Space Storage LP:
5.700%, 04/01/2028
(Callable 03/01/2028)	3,650,000	3,646,406
2.550%, 06/01/2031
(Callable 03/01/2031)	11,000,000	8,897,726
Federation des Caisses
Desjardins du Quebec:
4.550%, 08/23/2027(1)(2)	5,000,000	4,810,610
5.700%, 03/14/2028(1)(2)	12,000,000	11,985,856
Fifth Third Bancorp,
4.772%, 07/28/2030
(SOFRINDX + 2.127%)
(Callable 07/28/2029)(3)	4,000,000	3,737,751
First Citizens Bancshares, Inc.,
2.969%, 09/27/2025 (SOFR + 1.715%)
(Callable 09/27/2024)(3)	21,219,000	20,067,943
First Horizon National Corp.,
4.000%, 05/26/2025
(Callable 04/26/2025)	30,000,000	28,020,520
First Republic Bank,
4.625%, 02/13/2047
(Callable 08/13/2046)	1,850,000	9,250
Five Corners Funding Trust II,
2.850%, 05/15/2030
(Callable 02/15/2030)(2)	10,000,000	8,494,490
Five Corners Funding Trust III,
5.791%, 02/15/2033
(Callable 11/15/2032)(2)	5,800,000	5,878,379
Five Corners Funding Trust IV,
5.997%, 02/15/2053
(Callable 08/15/2052)(2)	6,800,000	6,912,695
FMR LLC:
4.950%, 02/01/2033(2)	4,235,000	4,014,575
6.500%, 12/14/2040(2)	1,820,000	1,916,804
The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Globe Life, Inc.,
4.550%, 09/15/2028
(Callable 06/15/2028)	$9,350,000	$9,042,631
Goldman Sachs Group, Inc.:
3.500%, 01/23/2025
(Callable 10/23/2024)	9,400,000	9,069,853
3.500%, 04/01/2025
(Callable 03/01/2025)	10,000,000	9,605,902
3.814%, 04/23/2029 (SOFR + 1.420%)
(Callable 04/23/2028)(3)	17,875,000	16,593,065
4.223%, 05/01/2029 (SOFR + 1.563%)
(Callable 05/01/2028)(3)	15,050,000	14,214,585
1.992%, 01/27/2032 (SOFR + 1.090%)
(Callable 01/27/2031)(3)	30,000,000	23,616,741
2.615%, 04/22/2032 (SOFR + 1.281%)
(Callable 04/22/2031)(3)	10,000,000	8,201,192
2.383%, 07/21/2032 (SOFR + 1.248%)
(Callable 07/21/2031)(3)	11,332,000	9,076,920
6.345%, 02/15/2034	125,000	125,257
6.750%, 10/01/2037	300,000	322,663
Guardian Life Insurance Co. of America:
4.875%, 06/19/2064(2)	11,215,000	9,768,977
3.700%, 01/22/2070
(Callable 07/22/2069)(2)	14,000,000	9,422,873
4.850%, 01/24/2077(2)	16,363,000	13,612,932
Hartford Financial Services Group, Inc.:
6.100%, 10/01/2041	2,925,000	2,930,939
3.600%, 08/19/2049
(Callable 02/19/2049)	15,725,000	11,873,160
Healthpeak OP LLC,
5.250%, 12/15/2032
(Callable 09/15/2032)	10,000,000	9,731,349
High Street Funding Trust I,
4.111%, 02/15/2028
(Callable 11/15/2027)(2)	9,000,000	8,366,707
High Street Funding Trust II,
4.682%, 02/15/2048
(Callable 11/15/2047)(2)	7,000,000	5,857,271
HSBC Holdings PLC:
3.803%, 03/11/2025 (SOFR + 1.473%)
(Callable 03/11/2024)(1)(3)	5,200,000	5,098,534
1.645%, 04/18/2026 (SOFR + 1.538%)
(Callable 04/18/2025)(1)(3)	8,125,000	7,483,875
2.251%, 11/22/2027 (SOFR + 1.100%)
(Callable 11/22/2026)(1)(3)	10,000,000	8,873,107
2.013%, 09/22/2028 (SOFR + 1.732%)
(Callable 09/22/2027)(1)(3)	25,000,000	21,422,585
7.390%, 11/03/2028 (SOFR + 3.350%)
(Callable 11/03/2027)(1)(3)	15,000,000	15,830,747
6.161%, 03/09/2029 (SOFR + 1.970%)
(Callable 03/09/2028)(1)(3)	6,000,000	6,051,061
4.583%, 06/19/2029 (SOFR + 1.796%)
(Callable 06/19/2028)(1)(3)	17,125,000	16,116,010
2.206%, 08/17/2029 (SOFR + 1.285%)
(Callable 08/17/2028)(1)(3)	10,000,000	8,365,670
3.973%, 05/22/2030 (SOFR + 1.872%)
(Callable 05/22/2029)(1)(3)	4,775,000	4,287,872
2.804%, 05/24/2032 (SOFR + 1.187%)
(Callable 05/24/2031)(1)(3)	14,550,000	11,768,180
Humana, Inc.,
8.150%, 06/15/2038	8,983,000	10,674,336
Huntington Bancshares, Inc.,
2.625%, 08/06/2024
(Callable 07/06/2024)	1,500,000	1,434,915
Jackson Financial, Inc.,
3.125%, 11/23/2031
(Callable 08/23/2031)	15,000,000	11,638,688
Jefferies Group LLC:
4.850%, 01/15/2027	14,625,000	14,326,319
6.450%, 06/08/2027	1,300,000	1,342,121
4.150%, 01/23/2030	30,200,000	27,151,475
John Hancock Life Insurance Co.,
7.375%, 02/15/2024(1)(2)	17,515,000	17,631,938
JPMorgan Chase & Co.:
3.125%, 01/23/2025
(Callable 10/23/2024)	21,850,000	21,134,367
2.301%, 10/15/2025 (SOFR + 1.160%)
(Callable 10/15/2024)(3)	19,859,000	18,923,867
2.005%, 03/13/2026 (SOFR + 1.585%)
(Callable 03/13/2025)(3)	17,000,000	15,966,577
2.083%, 04/22/2026 (SOFR + 1.850%)
(Callable 04/22/2025)(3)	55,000,000	51,507,595
1.045%, 11/19/2026 (SOFR + 0.800%)
(Callable 11/19/2025)(3)	18,500,000	16,570,980
1.470%, 09/22/2027 (SOFR + 0.765%)
(Callable 09/22/2026)(3)	10,000,000	8,828,235
3.509%, 01/23/2029 (SOFR + 0.945%)
(Callable 01/23/2028)(3)	51,000,000	47,143,229
2.522%, 04/22/2031 (SOFR + 2.040%)
(Callable 04/22/2030)(3)	30,500,000	25,798,260
1.953%, 02/04/2032 (SOFR + 1.065%)
(Callable 02/04/2031)(3)	5,000,000	3,983,948
2.580%, 04/22/2032 (SOFR + 1.250%)
(Callable 04/22/2031)(3)	15,000,000	12,459,261
Kemper Corp.,
3.800%, 02/23/2032
(Callable 11/23/2031)	11,000,000	9,085,378
KeyBank NA,
3.400%, 05/20/2026	21,575,000	18,585,389
LeasePlan Corp. NV,
2.875%, 10/24/2024(1)(2)	77,403,000	73,737,033
Liberty Mutual Group, Inc.:
6.500%, 03/15/2035(2)	750,000	762,959
3.951%, 10/15/2050
(Callable 04/15/2050)(2)	900,000	658,205
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097(2)	375,000	419,822
Life Storage LP:
3.875%, 12/15/2027
(Callable 09/15/2027)	2,575,000	2,390,208
2.200%, 10/15/2030
(Callable 07/15/2030)	6,950,000	5,560,447
Lincoln National Corp.:
3.400%, 01/15/2031
(Callable 10/15/2030)	15,000,000	12,657,209
6.300%, 10/09/2037	2,190,000	2,145,448
Lloyds Bank PLC:
3.870%, 07/09/2025
(1 Year CMT Rate + 3.500%)
(Callable 07/09/2024)(1)(3)	15,000,000	14,609,831
3.750%, 01/11/2027(1)	7,800,000	7,305,999
4.375%, 03/22/2028(1)	15,000,000	14,221,623
3.574%, 11/07/2028
(3 Month LIBOR USD + 1.205%)
(Callable 11/07/2027)(1)(3)	21,550,000	19,517,316
5.871%, 03/06/2029
(1 Year CMT Rate + 1.700%)
(Callable 03/06/2028)(1)(3)	11,300,000	11,204,539

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
LPL Holdings, Inc.,
4.000%, 03/15/2029
(Callable 03/15/2024)(2)	$20,076,000	$17,613,044
M&T Bank Corp.,
4.000%, 07/15/2024
(Callable 04/16/2024)	4,400,000	4,285,864
Macquarie Bank Ltd.:
4.875%, 06/10/2025(1)(2)	7,800,000	7,552,946
3.624%, 06/03/2030(1)(2)	28,805,000	24,223,915
6.798%, 01/18/2033(1)(2)	10,000,000	10,033,883
Macquarie Group Ltd.:
5.108%, 08/09/2026 (SOFR + 2.208%)
(Callable 08/09/2025)(1)(2)(3)	9,850,000	9,706,518
2.691%, 06/23/2032 (SOFR + 1.440%)
(Callable 06/23/2031)(1)(2)(3)	10,000,000	7,880,443
Manulife Financial Corp.:
4.150%, 03/04/2026(1)	15,000,000	14,522,501
2.484%, 05/19/2027
(Callable 03/19/2027)(1)	15,225,000	13,949,672
Maple Grove Funding Trust I,
4.161%, 08/15/2051
(Callable 02/15/2051)(2)	15,000,000	10,479,606
Marsh & McLennan Companies, Inc.:
3.750%, 03/14/2026
(Callable 12/14/2025)	9,225,000	8,929,895
5.450%, 03/15/2053
(Callable 09/15/2052)	4,000,000	4,071,011
Massachusetts Mutual Life Insurance Co.:
7.625%, 11/15/2023(2)	1,632,000	1,635,605
5.077%, 02/15/2069
(3 Month LIBOR USD + 3.191%)
(Callable 02/15/2049)(2)(3)	26,000,000	23,628,280
3.729%, 10/15/2070(2)	19,253,000	13,090,377
4.900%, 04/01/2077(2)	13,000,000	11,061,572
MBIA Insurance Corp.,
16.830%, 01/15/2033
(3 Month LIBOR USD + 11.260%)
(Callable 01/15/2028)(2)(3)(9)	700,000	21,000
MetLife, Inc.,
4.875%, 11/13/2043	3,375,000	3,102,384
Metropolitan Life Global Funding I:
2.950%, 04/09/2030(2)	9,025,000	7,794,645
5.150%, 03/28/2033(2)	12,656,000	12,516,770
Metropolitan Life Insurance Co.,
7.800%, 11/01/2025(2)	3,725,000	3,835,703
Mitsubishi UFJ Financial Group, Inc.:
2.193%, 02/25/2025(1)	11,500,000	10,837,068
1.538%, 07/20/2027
(1 Year CMT Rate + 0.750%)
(Callable 07/20/2026)(1)(3)	24,400,000	21,534,582
5.475%, 02/22/2031
(1 Year CMT Rate + 1.530%)
(Callable 02/22/2030)(1)(3)	3,000,000	2,983,494
Mizuho Financial Group, Inc.:
2.555%, 09/13/2025 (SOFR + 1.362%)
(Callable 09/13/2024)(1)(3)	20,000,000	19,094,627
1.234%, 05/22/2027
(1 Year CMT Rate + 0.670%)
(Callable 05/22/2026)(1)(3)	10,000,000	8,786,404
3.170%, 09/11/2027(1)	22,000,000	20,165,571
4.018%, 03/05/2028(1)	2,650,000	2,491,098
1.979%, 09/08/2031 (SOFR + 1.532%)
(Callable 09/08/2030)(1)(3)	7,250,000	5,728,143
Morgan Stanley:
2.720%, 07/22/2025 (SOFR + 1.152%)
(Callable 07/22/2024)(3)	5,000,000	4,821,438
4.000%, 07/23/2025	2,500,000	2,427,206
2.188%, 04/28/2026 (SOFR + 1.990%)
(Callable 04/28/2025)(3)	40,000,000	37,548,315
3.125%, 07/27/2026	13,175,000	12,337,648
3.591%, 07/22/2028
(Callable 07/22/2027)(4)	22,350,000	20,622,109
6.296%, 10/18/2028 (SOFR + 2.240%)
(Callable 10/18/2027)(3)	25,000,000	25,688,755
5.123%, 02/01/2029 (SOFR + 1.730%)
(Callable 02/01/2028)(3)	10,000,000	9,862,369
2.239%, 07/21/2032 (SOFR + 1.178%)
(Callable 07/21/2031)(3)	9,705,000	7,713,402
6.342%, 10/18/2033 (SOFR + 2.560%)
(Callable 10/18/2032)(3)	5,000,000	5,319,016
National Australia Bank Ltd.:
2.332%, 08/21/2030(1)(2)	60,200,000	46,916,090
2.990%, 05/21/2031(1)(2)	24,495,000	19,526,574
6.429%, 01/12/2033(1)(2)	12,025,000	12,179,803
3.933%, 08/02/2034
(5 Year CMT Rate + 1.880%)
(Callable 08/02/2029)(1)(2)(3)	5,000,000	4,298,015
3.347%, 01/12/2037
(5 Year CMT Rate + 1.700%)
(Callable 01/12/2032)(1)(2)(3)	14,000,000	11,020,189
Nationwide Building Society:
3.900%, 07/21/2025(1)(2)	8,100,000	7,767,954
4.000%, 09/14/2026(1)(2)	63,394,000	58,210,893
4.302%, 03/08/2029
(3 Month LIBOR USD + 1.452%)
(Callable 03/08/2028)(1)(2)(3)	3,525,000	3,265,487
3.960%, 07/18/2030
(3 Month LIBOR USD + 1.855%)
(Callable 07/18/2029)(1)(2)(3)	10,125,000	8,983,012
Nationwide Financial Services, Inc.,
3.900%, 11/30/2049
(Callable 05/30/2049)(2)	17,500,000	12,771,587
Nationwide Mutual Insurance Co.:
7.875%, 04/01/2033(2)	5,600,000	6,256,151
9.375%, 08/15/2039(2)	22,409,000	28,851,483
NatWest Group PLC:
4.269%, 03/22/2025
(3 Month LIBOR USD + 1.762%)
(Callable 03/22/2024)(1)(3)	8,300,000	8,152,848
1.642%, 06/14/2027
(1 Year CMT Rate + 0.900%)
(Callable 06/14/2026)(1)(3)	11,725,000	10,318,466
4.892%, 05/18/2029
(3 Month LIBOR USD + 1.754%)
(Callable 05/18/2028)(1)(3)	5,150,000	4,898,919
5.808%, 09/13/2029
(1 Year CMT Rate + 1.950%)
(Callable 09/13/2028)(1)(3)	22,500,000	22,169,371
4.445%, 05/08/2030
(3 Month LIBOR USD + 1.871%)
(Callable 05/08/2029)(1)(3)	11,000,000	10,110,685
New England Mutual Life Insurance Co.,
7.875%, 02/15/2024(2)	3,200,000	3,208,122
New York Life Insurance Co.:
6.750%, 11/15/2039(2)	25,105,000	28,483,659
4.450%, 05/15/2069
(Callable 11/15/2068)(2)	10,000,000	8,331,178

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Nomura Holdings, Inc.:
2.648%, 01/16/2025(1)	$10,000,000	$9,466,904
1.851%, 07/16/2025(1)	15,000,000	13,719,005
2.172%, 07/14/2028(1)	30,000,000	25,308,787
2.710%, 01/22/2029(1)	9,600,000	8,091,281
Old Republic International Corp.,
3.850%, 06/11/2051
(Callable 12/11/2050)	12,550,000	8,953,504
Peachtree Corners Funding Trust,
3.976%, 02/15/2025(2)	16,000,000	15,402,239
Pine Street Trust I,
4.572%, 02/15/2029
(Callable 11/15/2028)(2)	5,000,000	4,580,554
Pricoa Global Funding I,
5.100%, 05/30/2028(2)	4,700,000	4,655,123
Prologis LP,
5.250%, 06/15/2053
(Callable 12/15/2052)	6,600,000	6,485,351
Protective Life Corp.,
4.300%, 09/30/2028
(Callable 06/30/2028)(1)(2)	4,105,000	3,812,163
Protective Life Global Funding,
5.209%, 04/14/2026(1)(2)	22,000,000	21,651,597
Prudential Insurance Co. of America,
8.300%, 07/01/2025(2)	21,011,000	21,767,018
Raymond James Financial, Inc.,
4.950%, 07/15/2046	15,000,000	13,527,888
Realty Income Corp.,
3.875%, 04/15/2025
(Callable 02/15/2025)	10,000,000	9,691,120
Regions Bank,
6.450%, 06/26/2037	3,864,000	3,801,804
Reliance Standard Life Global Funding II,
2.500%, 10/30/2024(1)(2)	20,000,000	18,942,064
Rexford Industrial Realty LP,
2.125%, 12/01/2030
(Callable 09/01/2030)	13,000,000	10,255,300
Rocket Mortgage LLC /
Rocket Mortgage Co-Issuer, Inc.,
2.875%, 10/15/2026
(Callable 10/15/2023)(2)	10,000,000	8,850,000
Royal Bank of Canada,
4.650%, 01/27/2026(1)	29,930,000	29,142,709
Sammons Financial Group, Inc.,
3.350%, 04/16/2031
(Callable 01/16/2031)(2)	25,000,000	19,421,480
Santander Holdings USA, Inc.,
3.450%, 06/02/2025
(Callable 05/02/2025)(1)	10,000,000	9,429,796
Santander UK Group Holdings PLC,
1.673%, 06/14/2027 (SOFR + 0.989%)
(Callable 06/14/2026)(1)(3)	20,000,000	17,230,739
Santander UK PLC,
5.000%, 11/07/2023(1)(2)	36,375,000	36,133,470
Societe Generale SA:
5.000%, 01/17/2024(1)(2)	18,000,000	17,782,052
3.875%, 03/28/2024(1)(2)	10,000,000	9,785,250
2.625%, 10/16/2024(1)(2)	14,575,000	13,793,064
2.625%, 01/22/2025(1)(2)	24,600,000	23,115,488
4.250%, 04/14/2025(1)(2)	30,420,000	29,003,241
4.250%, 08/19/2026(1)(2)	10,572,000	9,818,746
2.797%, 01/19/2028
(1 Year CMT Rate + 1.300%)
(Callable 01/19/2027)(1)(2)(3)	8,000,000	7,085,672
6.446%, 01/10/2029
(1 Year CMT Rate + 2.550%)
(Callable 01/10/2028)(1)(2)(3)	12,525,000	12,543,142
2.889%, 06/09/2032
(1 Year CMT Rate + 1.300%)
(Callable 06/09/2031)(1)(2)(3)	7,000,000	5,484,198
3.625%, 03/01/2041(1)(2)	9,200,000	5,968,351
Standard Chartered PLC:
3.785%, 05/21/2025
(3 Month LIBOR USD + 1.560%)
(Callable 05/21/2024)(1)(2)(3)	25,225,000	24,608,910
2.819%, 01/30/2026
(3 Month LIBOR USD + 1.209%)
(Callable 01/30/2025)(1)(2)(3)	14,075,000	13,270,642
1.456%, 01/14/2027
(1 Year CMT Rate + 1.000%)
(Callable 01/14/2026)(1)(2)(3)	15,000,000	13,286,160
2.608%, 01/12/2028
(1 Year CMT Rate + 1.180%)
(Callable 01/12/2027)(1)(2)(3)	18,000,000	15,935,722
6.301%, 01/09/2029
(1 Year CMT Rate + 2.450%)
(Callable 01/09/2028)(1)(2)(3)	4,000,000	4,022,401
4.644%, 04/01/2031
(1 Year CMT Rate + 3.850%)
(Callable 04/01/2030)(1)(2)(3)	7,000,000	6,456,340
5.700%, 03/26/2044(1)(2)	14,000,000	12,832,151
State Street Corp.,
2.901%, 03/30/2026 (SOFR + 2.600%)
(Callable 03/30/2025)(3)	12,975,000	12,373,469
Stifel Financial Corp.:
4.250%, 07/18/2024	19,615,000	19,200,909
4.000%, 05/15/2030
(Callable 02/15/2030)	6,325,000	5,395,572
Sumitomo Mitsui Financial Group, Inc.,
5.520%, 01/13/2028(1)	40,000,000	40,153,054
Synchrony Bank,
5.625%, 08/23/2027
(Callable 07/23/2027)	5,000,000	4,691,349
Synchrony Financial:
4.250%, 08/15/2024
(Callable 05/15/2024)	33,325,000	32,129,678
4.500%, 07/23/2025
(Callable 04/23/2025)	12,795,000	12,062,212
3.950%, 12/01/2027
(Callable 09/01/2027)	43,000,000	37,461,540
2.875%, 10/28/2031
(Callable 07/28/2031)	15,000,000	10,907,236
7.250%, 02/02/2033
(Callable 11/02/2032)	7,000,000	6,304,008
Trinity Acquisition PLC:
4.400%, 03/15/2026
(Callable 12/15/2025)	15,776,000	15,198,610
6.125%, 08/15/2043	23,630,000	22,405,596
Truist Financial Corp.,
4.873%, 01/26/2029 (SOFR + 1.435%)
(Callable 01/26/2028)(3)	10,000,000	9,611,734
UBS Group AG:
3.750%, 03/26/2025(1)	15,000,000	14,353,493
5.711%, 01/12/2027
(1 Year CMT Rate + 1.550%)
(Callable 01/12/2026)(1)(2)(3)	30,000,000	29,701,420

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
UBS Group AG: (cont.)
1.494%, 08/10/2027
(1 Year CMT Rate + 0.850%)
(Callable 08/10/2026)(1)(2)(3)	$10,000,000	$8,588,311
2.095%, 02/11/2032
(1 Year CMT Rate + 1.000%)
(Callable 02/11/2031)(1)(2)(3)	12,550,000	9,505,086
4.988%, 08/05/2033
(1 Year CMT Rate + 2.400%)
(Callable 08/05/2032)(1)(2)(3)	3,000,000	2,779,893
UBS Group Funding Switzerland AG,
4.125%, 09/24/2025(1)(2)	6,500,000	6,210,885
UnitedHealth Group, Inc.,
4.625%, 07/15/2035	12,175,000	11,903,151
US Bancorp,
4.653%, 02/01/2029 (SOFR + 1.230%)
(Callable 02/01/2028)(3)	3,684,000	3,519,282
Wells Fargo & Co.:
3.000%, 02/19/2025	5,225,000	5,014,774
2.406%, 10/30/2025 (SOFR + 1.087%)
(Callable 10/30/2024)(3)	2,500,000	2,380,517
2.164%, 02/11/2026 (SOFR + 1.012%)
(Callable 02/11/2025)(3)	15,000,000	14,125,061
3.000%, 04/22/2026	4,000,000	3,761,197
4.808%, 07/25/2028 (SOFR + 1.980%)
(Callable 07/25/2027)(3)	5,500,000	5,375,827
3.350%, 03/02/2033 (SOFR + 1.500%)
(Callable 03/02/2032)(3)	5,000,000	4,279,268
3.068%, 04/30/2041 (SOFR + 2.530%)
(Callable 04/30/2040)(3)	35,000,000	25,743,056
5.013%, 04/04/2051 (SOFR + 4.502%)
(Callable 04/04/2050)(3)	8,000,000	7,451,249
Westpac Banking Corp.:
2.894%, 02/04/2030
(5 Year CMT Rate + 1.350%)
(Callable 02/04/2025)(1)(3)	18,059,000	16,873,001
4.322%, 11/23/2031
(5 Year Mid Swap Rate USD + 2.236%)
(Callable 11/23/2026)(1)(3)	10,000,000	9,263,760
4.110%, 07/24/2034
(5 Year CMT Rate + 2.000%)
(Callable 07/24/2029)(1)(3)	10,000,000	8,695,925
2.668%, 11/15/2035
(5 Year CMT Rate + 1.750%)
(Callable 11/15/2030)(1)(3)	10,000,000	7,673,863
Willis North America, Inc.:
2.950%, 09/15/2029
(Callable 06/15/2029)	10,600,000	9,118,219
5.350%, 05/15/2033
(Callable 02/15/2033)	6,000,000	5,850,478
5.050%, 09/15/2048
(Callable 03/15/2048)	15,000,000	12,887,832
Total Financials
(Cost $5,019,516,454)		4,552,429,298	18.8%
Total Corporate Bonds
(Cost $13,285,547,756)		12,013,956,658	49.5%
Municipal Bonds
Arizona Industrial Development Authority:
4.950%, 04/01/2026
(Callable 04/01/2024) (Mandatory
Tender Date 04/01/2025)(2)(4)	41,325,000	39,433,145
4.950%, 04/01/2026
(Callable 04/01/2024) (Mandatory
Tender Date 04/01/2025)(4)	15,830,000	15,088,140
Brazos Higher Education Authority, Inc.:
1.931%, 04/01/2024	1,000,000	971,767
1.981%, 04/01/2025	1,000,000	937,687
2.076%, 04/01/2026	1,000,000	913,661
2.176%, 04/01/2027	1,300,000	1,162,342
2.310%, 04/01/2028	1,000,000	876,647
2.410%, 04/01/2029	2,360,000	2,028,680
2.510%, 04/01/2030	1,175,000	991,362
2.760%, 04/01/2040
(Callable 04/01/2030)	125,000	123,924
California Housing Finance Agency,
2.794%, 08/01/2036
(Callable 08/01/2025)	3,210,000	3,055,051
California Qualified School
Bond Joint Powers Authority,
7.155%, 03/01/2027	1,135,000	1,184,747
Colton Joint Unified School District,
6.008%, 08/01/2026	1,250,000	1,283,069
County of Hamilton OH,
3.756%, 06/01/2042 (Insured by AGM)	25,725,000	20,528,229
County of Riverside CA,
2.667%, 02/15/2025	15,000,000	14,330,391
Great Lakes Water Authority,
2.615%, 07/01/2036 (Insured by AGM)	20,000,000	15,895,922
Illinois Housing Development Authority,
5.750%, 10/01/2053 (Callable
10/01/2032) (Insured by GNMA)	5,675,000	5,665,373
Illinois International Port District,
5.000%, 01/01/2035
(Callable 01/01/2026)(2)	3,285,000	2,914,491
Iowa Student Loan Liquidity Corp.,
2.989%, 12/01/2039
(Callable 12/01/2029)	630,000	623,778
Maryland Economic Development Corp.,
3.997%, 04/01/2034
(Callable 01/01/2034)	40,315,000	32,347,103
Massachusetts Educational
Financing Authority:
2.455%, 07/01/2030	8,375,000	7,004,185
2.555%, 07/01/2031	5,000,000	4,109,359
3.775%, 07/01/2035
(Callable 07/01/2029)	4,010,000	3,965,595
Minnesota Housing Finance Agency:
2.680%, 10/01/2046 (Callable
01/01/2026) (Insured by GNMA)	10,169,088	8,618,029
2.650%, 11/01/2046(Callable
01/01/2026) (Insured by GNMA)	10,404,617	8,807,675
New Hampshire Business
Finance Authority:
3.250%, 04/01/2028
(Callable 01/01/2028)	33,000,000	28,135,028
3.300%, 04/01/2032
(Callable 01/01/2032)	20,000,000	15,561,614
2.872%, 07/01/2035
(Callable 01/01/2035)	17,650,000	12,443,006
New Hampshire Housing
Finance Authority,
3.750%, 07/01/2034
(Callable 07/31/2023)	120,000	120,000
New Jersey Turnpike Authority,
3.223%, 01/01/2035
(Callable 07/01/2025)(2)	40,000,000	35,615,128

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
North Carolina Housing Finance Agency:
2.870%, 07/01/2032
(Callable 01/01/2024)	$1,030,000	$991,738
2.812%, 07/01/2035
(Callable 01/01/2024)	1,080,000	1,054,904
North East Independent School District,
5.240%, 08/01/2027	3,000,000	3,029,337
Public Finance Authority,
0.000%, 12/15/2027
(Callable 07/31/2023)	12,770,000	9,987,298
Rhode Island Housing &
Mortgage Finance Corp.,
2.913%, 10/01/2039
(Callable 10/01/2023)	245,000	243,040
Rhode Island Student Loan Authority:
2.200%, 12/01/2023	1,400,000	1,378,175
2.400%, 12/01/2024	1,165,000	1,105,893
2.530%, 12/01/2025	2,310,000	2,135,413
2.730%, 12/01/2026	1,490,000	1,353,844
2.875%, 12/01/2027	1,800,000	1,608,855
5.000%, 12/01/2028	1,265,000	1,354,700
5.000%, 12/01/2029	1,295,000	1,408,237
3.625%, 12/01/2037
(Callable 12/01/2030)	4,630,000	4,326,673
Suburban Hospital
Healthcare System, Inc.,
7.865%, 02/15/2027
(Insured by AMBAC)	6,430,000	6,755,252
Tennessee Energy Acquisition Corp.,
5.750%, 05/01/2028	2,500,000	2,516,479
Three Rivers Local School District,
5.209%, 09/15/2027
(Callable 07/31/2023)
(Insured by SD CRED PROG)	1,350,000	1,350,279
Western Michigan University Homer
Stryker MD School of Medicine,
4.750%, 11/15/2028 (Insured by AGM)	12,305,000	12,244,784
Westlake City School District,
5.227%, 12/01/2026
(Callable 07/31/2023)	1,160,000	1,160,361
Total Municipal Bonds
(Cost $389,960,205)		338,740,390	1.4%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage
Corp. (FGLMC):
6.500%, 12/01/2028	4,517	4,622
6.500%, 06/01/2029	1,937	1,982
3.000%, 07/01/2032	4,015,545	3,759,824
3.000%, 10/01/2032	3,036,238	2,842,853
3.000%, 11/01/2032	4,738,484	4,436,654
3.000%, 12/01/2032	4,802,539	4,496,583
3.000%, 01/01/2033	2,263,315	2,119,121
3.000%, 04/01/2033	7,980,479	7,521,520
3.500%, 01/01/2034	8,234,824	7,914,180
3.000%, 05/01/2035	6,193,070	5,782,433
3.000%, 10/01/2035	5,291,414	4,924,104
2.500%, 01/01/2036	32,282,178	29,631,642
5.000%, 03/01/2036	1,825,968	1,841,118
5.500%, 04/01/2037	43,493	44,731
5.500%, 04/01/2038	24,974	25,679
5.500%, 05/01/2038	40,428	41,496
5.500%, 01/01/2039	7,031,709	7,203,237
4.500%, 11/01/2039	695,777	687,883
4.500%, 11/01/2039	213,531	211,109
4.500%, 08/01/2040	710,724	702,665
4.500%, 08/01/2040	918,461	908,047
4.000%, 10/01/2040	7,954,405	7,656,944
1.500%, 12/01/2040	86,854,709	70,752,707
2.000%, 12/01/2040	69,392,609	59,519,058
4.000%, 01/01/2041	4,739,714	4,562,353
2.000%, 11/01/2041	38,542,034	32,567,170
2.000%, 12/01/2041	107,027,946	90,928,340
2.500%, 02/01/2042	17,377,267	15,202,061
2.500%, 03/01/2042	22,676,004	19,717,131
3.500%, 06/01/2042	1,936,082	1,814,770
3.500%, 07/01/2042	7,229,924	6,776,876
3.500%, 07/01/2042	10,942,799	10,257,097
3.000%, 08/01/2042	6,745,129	6,096,228
3.500%, 09/01/2042	4,314,470	4,044,105
3.000%, 11/01/2042	23,714,739	21,433,334
3.500%, 12/01/2042	7,100,998	6,655,862
3.000%, 01/01/2043	12,681,957	11,461,727
3.000%, 02/01/2043	2,425,458	2,192,075
3.500%, 02/01/2043	8,897,251	8,339,683
3.000%, 03/01/2043	8,124,075	7,342,379
3.000%, 04/01/2043	6,010,037	5,431,726
3.000%, 04/01/2043	5,138,451	4,643,995
3.000%, 06/01/2043	4,236,975	3,829,249
3.000%, 07/01/2043	17,205,079	15,548,851
3.000%, 08/01/2043	9,782,934	8,841,492
4.500%, 12/01/2043	3,969,552	3,924,592
3.500%, 05/01/2044	17,711,932	16,571,503
3.500%, 08/01/2044	11,995,143	11,236,565
4.000%, 09/01/2044	3,321,919	3,147,831
4.000%, 10/01/2044	6,319,230	6,059,093
3.500%, 01/01/2045	9,925,598	9,300,709
4.000%, 02/01/2045	3,851,046	3,686,536
3.500%, 07/01/2045	8,154,973	7,632,834
3.000%, 10/01/2045	12,958,609	11,711,716
4.000%, 10/01/2045	5,404,478	5,140,373
3.500%, 12/01/2045	3,162,424	2,944,474
4.000%, 12/01/2045	2,290,372	2,189,918
3.000%, 01/01/2046	45,666,701	40,950,295
3.500%, 01/01/2046	17,926,250	16,690,947
4.000%, 02/01/2046	2,878,092	2,721,294
4.000%, 02/01/2046	8,201,299	7,885,657
3.500%, 03/01/2046	2,632,956	2,452,070
4.000%, 05/01/2046	242,880	232,102
4.000%, 08/01/2046	4,441,110	4,248,672
3.000%, 10/01/2046	29,350,722	26,306,502
3.000%, 10/01/2046	42,255,775	38,069,673
4.500%, 11/01/2046	27,058,369	26,751,828
4.000%, 01/01/2047	17,332,460	16,574,270
3.000%, 02/01/2047	17,766,657	15,919,313
3.000%, 05/01/2047	32,807,402	29,424,207
3.500%, 07/01/2047	34,930,754	32,391,202
3.500%, 08/01/2047	8,582,573	7,995,681
3.500%, 08/01/2047	23,133,423	21,388,119
3.500%, 03/01/2048	39,966,356	36,927,109
4.500%, 05/01/2048	15,093,381	14,867,854
4.000%, 06/01/2048	28,385,431	27,252,085
4.000%, 08/01/2048	8,692,361	8,296,837
3.000%, 02/01/2049	30,446,789	27,408,714
4.000%, 05/01/2050	51,295,441	49,030,169
The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Federal Gold Loan Mortgage
Corp. (FGLMC): (cont.)
2.500%, 02/01/2051	$60,166,078	$51,738,616
2.500%, 02/01/2051	102,978,872	89,004,765
2.000%, 05/01/2051	72,505,455	59,915,977
2.500%, 05/01/2051	24,854,741	21,320,937
2.000%, 08/01/2051	15,137,256	12,526,314
2.000%, 09/01/2051	86,148,077	70,429,126
2.500%, 11/01/2051	100,553,906	86,209,725
3.000%, 03/01/2052	84,431,026	75,052,529
3.000%, 08/01/2052	27,187,785	24,175,855
5.500%, 01/01/2053	14,716,766	14,652,019
5.500%, 03/01/2053	53,162,985	53,109,541
Federal National Mortgage
Association (FNMA):
5.000%, 05/01/2028	10,395	10,316
6.500%, 09/01/2028	3,421	3,493
6.500%, 02/01/2029	7,190	7,357
4.500%, 07/01/2030	1,269,965	1,246,415
3.500%, 01/01/2032	14,544,872	13,980,490
5.500%, 01/01/2032	3,316	3,377
3.000%, 11/01/2032	2,991,273	2,799,552
3.000%, 04/01/2033	5,259,965	4,919,045
3.000%, 05/01/2033	5,248,992	4,908,749
5.000%, 09/01/2033	4,213,158	4,243,139
4.500%, 10/01/2033	8,277,634	8,155,525
3.000%, 12/01/2033	8,973,465	8,415,742
4.000%, 01/01/2034	4,585,810	4,474,712
5.500%, 04/01/2034	280,962	287,457
4.000%, 08/01/2034	47,493,810	46,343,717
4.000%, 09/01/2034	6,347,562	6,174,177
5.500%, 09/01/2034	12,659	12,953
5.000%, 02/01/2035	6,386,979	6,432,494
5.000%, 02/01/2035	4,669,303	4,702,510
5.500%, 02/01/2035	11,006	11,270
5.000%, 04/01/2035	461,385	464,668
5.000%, 07/01/2035	1,405,878	1,415,881
2.500%, 01/01/2036	52,477,478	47,972,385
5.000%, 02/01/2036	834,725	840,688
5.000%, 03/01/2036	385,035	387,785
4.000%, 04/01/2036	2,812,211	2,709,294
5.500%, 04/01/2036	1,263,168	1,295,646
2.000%, 06/01/2036	40,713,919	36,308,035
2.000%, 09/01/2036	18,591,834	16,484,951
4.000%, 10/01/2036	4,500,561	4,391,597
4.000%, 05/01/2037	19,002,504	18,307,115
3.500%, 08/01/2037	11,135,415	10,537,077
2.500%, 04/01/2038	22,798,900	20,590,386
6.000%, 05/01/2038	2,102,498	2,181,449
4.500%, 04/01/2039	6,896,299	6,903,949
4.000%, 06/01/2039	4,054,643	3,898,930
5.000%, 06/01/2039	6,023,525	6,066,400
4.500%, 01/01/2040	3,137,885	3,098,704
4.500%, 01/01/2040	1,328,999	1,310,005
5.000%, 06/01/2040	4,427,534	4,447,214
4.000%, 08/01/2040	322,614	310,192
4.500%, 08/01/2040	1,474,247	1,455,864
4.500%, 08/01/2040	4,053,885	4,003,335
4.000%, 10/01/2040	554,625	533,267
4.000%, 11/01/2040	6,227,333	5,987,526
1.500%, 12/01/2040	99,186,656	80,798,477
4.000%, 12/01/2040	1,892,576	1,819,696
3.500%, 01/01/2041	668,306	625,708
4.000%, 01/01/2041	1,303,376	1,253,180
3.500%, 02/01/2041	739,187	692,265
4.000%, 02/01/2041	126,897	120,368
4.500%, 02/01/2041	21,116,676	20,935,616
4.000%, 03/01/2041	2,434,899	2,341,120
4.500%, 07/01/2041	1,832,816	1,805,174
3.500%, 09/01/2041	10,357,120	9,697,481
4.000%, 09/01/2041	877,894	844,083
1.500%, 11/01/2041	25,918,208	20,993,434
3.500%, 12/01/2041	951,805	891,135
4.000%, 12/01/2041	4,354,509	4,186,771
2.000%, 01/01/2042	89,875,643	75,980,390
4.000%, 01/01/2042	8,581,207	8,250,688
4.500%, 01/01/2042	4,081,351	4,030,384
4.000%, 02/01/2042	8,972,887	8,627,212
1.500%, 03/01/2042	9,183,423	7,426,943
3.000%, 04/01/2042	25,752,246	23,269,246
3.000%, 05/01/2042	1,192,951	1,076,933
3.500%, 05/01/2042	6,463,435	6,051,456
3.500%, 06/01/2042	2,253,849	2,110,195
3.500%, 07/01/2042	49,343,842	46,199,222
3.500%, 08/01/2042	3,786,037	3,544,707
3.500%, 09/01/2042	6,326,341	5,923,088
3.000%, 10/01/2042	9,799,760	8,846,640
3.000%, 03/01/2043	2,596,346	2,343,775
3.000%, 04/01/2043	968,728	874,490
3.000%, 05/01/2043	9,583,231	8,650,925
3.000%, 05/01/2043	3,675,043	3,317,536
3.500%, 05/01/2043	8,552,439	7,987,597
3.000%, 06/01/2043	10,650,383	9,614,265
3.500%, 06/01/2043	4,691,888	4,398,478
3.000%, 07/01/2043	8,572,825	7,738,810
4.000%, 07/01/2043	11,598,662	11,152,111
3.000%, 08/01/2043	3,150,315	2,843,818
3.500%, 08/01/2043	4,103,927	3,814,814
3.500%, 09/01/2043	12,963,452	12,100,141
4.500%, 09/01/2043	5,577,326	5,480,229
4.000%, 01/01/2045	4,560,094	4,362,198
4.000%, 02/01/2045	2,446,000	2,351,845
4.000%, 02/01/2045	4,401,397	4,231,949
4.000%, 02/01/2045	1,121,891	1,073,703
4.000%, 02/01/2045	8,838,846	8,456,214
4.000%, 03/01/2045	3,730,406	3,567,376
3.500%, 12/01/2045	4,506,466	4,191,264
4.000%, 12/01/2045	16,610,563	15,857,491
4.000%, 12/01/2045	9,347,918	9,036,001
4.500%, 02/01/2046	10,664,465	10,531,433
4.000%, 04/01/2046	17,651,914	16,906,475
4.500%, 08/01/2046	9,262,599	9,089,772
3.000%, 10/01/2046	13,018,733	11,663,820
3.500%, 11/01/2046	5,238,930	4,873,425
4.000%, 03/01/2047	11,667,139	11,138,008
3.500%, 04/01/2047	21,718,012	20,043,906
4.000%, 11/01/2047	3,525,809	3,367,820
4.000%, 12/01/2047	17,940,838	17,105,140
3.000%, 01/01/2048	13,747,166	12,303,737
3.500%, 05/01/2048	33,001,751	30,457,984
5.000%, 11/01/2048	12,250,840	12,204,215
4.000%, 05/01/2049	12,907,147	12,352,002
4.000%, 09/01/2049	2,406,333	2,292,466
3.500%, 11/01/2049	48,480,755	45,096,281
4.500%, 03/01/2050	37,974,319	37,183,280
3.000%, 05/01/2050	88,771,549	79,276,798

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Federal National Mortgage
Association (FNMA): (cont.)
2.500%, 06/01/2050	$12,664,680	$10,849,412
2.500%, 09/01/2050	56,900,592	48,961,281
3.000%, 09/01/2050	8,598,005	7,655,404
2.000%, 11/01/2050	125,461,277	103,193,269
2.500%, 12/01/2050	20,976,366	17,839,230
2.500%, 12/01/2050	67,615,394	57,910,605
3.000%, 12/01/2050	41,241,909	36,790,456
2.500%, 01/01/2051	42,252,647	36,315,071
3.000%, 02/01/2051	43,679,408	38,956,472
2.000%, 08/01/2051	10,635,024	8,773,345
2.500%, 08/01/2051	37,601,940	32,305,195
2.500%, 09/01/2051	89,955,827	76,838,671
3.000%, 10/01/2051	34,754,395	30,904,900
2.000%, 11/01/2051	23,026,672	18,974,559
2.500%, 11/01/2051	48,132,571	41,168,781
2.500%, 11/01/2051	34,028,759	29,065,301
3.000%, 11/01/2051	65,951,763	58,646,560
2.000%, 12/01/2051	19,369,178	16,037,215
2.500%, 12/01/2051	82,678,609	70,599,394
2.500%, 12/01/2051	81,249,927	69,757,256
2.500%, 12/01/2051	122,127,211	103,708,178
2.500%, 12/01/2051	63,866,270	54,608,452
2.500%, 01/01/2052	113,514,981	96,400,024
5.000%, 07/01/2052	87,093,192	85,538,267
Government National
Mortgage Association (GNMA):
6.000%, 12/20/2028	5,816	5,857
6.500%, 01/20/2029	3,068	3,115
6.000%, 11/20/2033	5,084	5,274
5.000%, 07/20/2040	216,592	220,077
4.000%, 01/20/2041	3,327,198	3,230,575
4.000%, 08/20/2041	1,958,663	1,901,776
3.500%, 10/20/2041	3,849,076	3,619,655
4.000%, 12/20/2041	2,699,408	2,621,015
4.000%, 02/20/2042	5,014,794	4,869,095
4.000%, 06/20/2042	4,450,714	4,321,370
3.500%, 09/20/2042	2,904,108	2,736,190
4.000%, 09/20/2044	13,735,470	13,342,447
3.000%, 04/20/2045	4,123,909	3,759,189
3.500%, 04/20/2045	5,684,172	5,334,764
4.000%, 05/20/2045	5,580,852	5,379,919
3.500%, 06/20/2045	5,726,489	5,363,303
3.500%, 10/20/2045(6)	18,904,507	17,705,164
3.500%, 01/20/2046	14,378,789	13,498,850
4.500%, 01/20/2046	5,385,661	5,338,187
4.000%, 04/20/2046	6,660,619	6,405,308
3.500%, 05/20/2046	24,704,014	23,161,850
4.000%, 05/20/2046	2,458,137	2,364,262
3.000%, 08/20/2046	11,776,939	10,698,522
4.500%, 06/20/2047	6,505,681	6,396,130
4.500%, 07/20/2047	4,317,617	4,236,803
4.500%, 09/20/2047	21,996,798	21,604,851
3.000%, 10/20/2047(6)	69,503,487	62,917,149
3.000%, 11/20/2047(6)	56,565,322	51,208,620
3.500%, 02/20/2048(6)	65,728,910	61,485,430
3.500%, 02/20/2048	21,148,833	19,166,199
5.000%, 02/20/2049	71,109,967	70,655,719
2.500%, 07/20/2051	42,347,854	36,713,201
6.000%, 01/20/2053	22,879,462	23,038,410
Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MA, 3.000%,
02/25/2059 (Callable 07/25/2047)	31,640,573	28,867,723
Series 2020-3, Class MT, 2.000%,
05/25/2060 (Callable 08/25/2046)	27,277,411	22,274,420
Total U.S. Government Agency Issues
(Cost $4,827,549,871)		4,439,138,598	18.3%
Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2006-43CB, Class 2A1, 6.000%,
08/25/2023 (Callable 07/25/2023)	7,144	7,100
Series 2005-3CB, Class 2A1, 5.000%,
12/25/2023 (Callable 07/25/2023)(6)	65,369	59,895
Series 2005-11CB, Class 2A6, 5.500%,
06/25/2025 (Callable 07/25/2023)(6)	3,123,695	2,537,306
Series 2004-18CB, Class 1A1, 6.000%,
09/25/2034 (Callable 07/25/2023)	934,820	912,791
Series 2005-6CB, Class 1A4, 5.500%,
04/25/2035 (Callable 07/25/2023)(6)	7,219,472	6,174,654
Series 2005-29CB, Class A1, 5.500%,
07/25/2035 (Callable 07/25/2023)(6)	1,179,048	738,184
Series 2005-49CB, Class A5, 5.500%,
11/25/2035 (Callable 07/25/2023)(6)	1,287,655	877,857
Series 2005-73CB, Class 1A7, 5.500%,
01/25/2036 (Callable 07/25/2023)(6)	197,169	182,286
Series 2005-85CB, Class 2A2, 5.500%,
02/25/2036 (Callable 07/25/2023)	1,716,519	1,355,927
Series 2006-28CB, Class A17, 6.000%,
10/25/2036 (Callable 07/25/2023)	346,004	187,445
Arroyo Mortgage Trust:
Series 2019-3, Class A1, 2.962%,
10/25/2048 (Callable 07/25/2023)(2)(4)	9,847,437	8,917,766
Series 2022-1, Class A1B, 3.269%,
12/25/2056 (Callable 01/25/2025)(2)(7)	11,500,000	9,963,110
Banc of America Alternative Loan Trust:
Series 2004-6, Class 4A1, 5.000%,
12/25/2023 (Callable 07/25/2023)	222,608	184,096
Series 2003-8, Class 1CB1, 5.500%,
10/25/2033 (Callable 07/25/2023)	812,302	773,508
Series 2006-5, Class CB7, 6.000%,
06/25/2046 (Callable 07/25/2023)(6)	102,641	89,812
Banc of America Funding Trust,
Series 2007-C, Class 1A3, 3.969%,
05/20/2036 (Callable 07/20/2023)(4)(6)	892,504	791,718
Bayview Financial Trust,
Series 2007-B, Class 1A2, 7.331%,
08/28/2047 (Callable 07/28/2023)(7)	55,710	46,195
Bear Stearns ARM Trust,
Series 2005-9, Class A1, 5.230%,
10/25/2035 (1 Year CMT Rate +
2.300%) (Callable 07/25/2023)(3)	219,509	207,481
BRAVO Residential Funding Trust,
Series 2020-RPL2, Class A1, 2.000%,
05/25/2059 (Callable 07/25/2048)(2)(4)	27,745,566	24,639,692
Chase Home Lending Mortgage Trust,
Series 2023-RPL1, Class A1, 3.500%,
06/25/2062 (Callable 12/25/2043)(2)(4)	55,704,699	49,707,593
Chase Mortgage Finance Trust:
Series 2005-A2, Class 1A5, 3.948%,
01/25/2036 (Callable 07/25/2023)(4)(6)	365,080	319,632
Series 2006-A1, Class 2A3, 4.374%,
09/25/2036 (Callable 07/25/2023)(4)(6)	297,708	257,684
Series 2007-A1, Class 3A1, 4.311%,
02/25/2037 (Callable 03/25/2024)(4)	1,368,795	1,300,704
Series 2007-A1, Class 2A3, 5.165%,
02/25/2037 (Callable 08/25/2025)(4)	419,671	386,977

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
CHL Mortgage Pass-Through Trust,
Series 2005-6, Class 2A1,
5.500%, 04/25/2035
(Callable 07/25/2023)(6)	$149,402	$123,272
CIM Trust,
Series 2022-R1, Class A1, 3.000%,
01/25/2061 (Callable 02/25/2027)(2)(4)	20,291,241	18,193,017
Citicorp Mortgage Securities Trust:
Series 2006-3, Class 1A4, 6.000%,
06/25/2036 (Callable 07/25/2023)	2,266,242	1,968,007
Series 2007-2, Class 1A3, 6.000%,
02/25/2037 (Callable 07/25/2023)(6)	719,221	596,885
Citicorp Residential Mortgage Trust,
Series 2007-1, Class A6, 4.915%,
03/25/2037 (Callable 07/25/2023)(7)	213	211
Citigroup Mortgage Loan Trust,
Series 2018-RP2, Class A1, 3.320%,
02/25/2058 (Callable 12/25/2044)(2)(4)	10,190,192	9,692,934
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Class 1A1, 7.110%,
10/25/2035 (1 Year CMT Rate +
2.400%) (Callable 07/25/2023)(3)	3,063,530	2,971,425
Series 2005-9, Class 2A2, 5.500%,
11/25/2035 (Callable 07/25/2023)(6)	20,077	15,079
Series 2005-9, Class 22A2, 6.000%,
11/25/2035 (Callable 07/25/2023)(6)	1,078,460	1,042,985
Credit Suisse First Boston
Mortgage Securities Corp.,
Series 2005-7, Class 3A1, 5.000%,
12/25/2023 (Callable 07/25/2023)	11,866	11,458
CWABS Asset-Backed Certificates Trust:
Series 2005-10, Class AF6, 4.915%,
02/25/2036 (Callable 07/25/2023)(4)	8,698	8,425
Series 2006-10, Class 1AF3, 5.971%,
09/25/2046 (Callable 07/25/2023)(4)	55,383	55,756
Series 2006-9, Class 1AF3, 5.859%,
10/25/2046 (Callable 07/25/2023)(4)(6)	44,332	45,600
Deutsche Alt-A Securities, Inc.
Mortgage Loan Trust,
Series 2005-2, Class 1A7, 5.134%,
04/25/2035 (Callable 07/25/2023)(4)	4,468,779	4,088,628
First Horizon Alternative
Mortgage Securities Trust:
Series 2004-AA1, Class A1, 6.227%,
06/25/2034 (Callable 07/25/2023)(4)	2,062,357	1,928,876
Series 2005-AA2, Class 2A1, 5.024%,
04/25/2035 (Callable 07/25/2023)(4)	861,425	839,397
Series 2006-FA6, Class 3A1, 5.750%,
11/25/2036 (Callable 07/25/2023)(6)	2,122	1,446
FirstKey Homes Trust:
Series 2022-SFR3, Class A,
4.250%, 07/17/2038(2)	70,700,000	67,346,275
Series 2021-SFR1, Class A,
1.538%, 08/17/2038(2)	97,945,867	85,718,941
Series 2021-SFR2, Class A,
1.376%, 09/17/2038(2)	38,476,861	33,287,221
Series 2022-SFR1, Class A,
4.145%, 05/17/2039(2)	42,643,837	40,175,296
Series 2022-SFR2, Class A,
4.250%, 07/17/2039(2)	4,317,583	4,067,317
GS Mortgage Securities Trust,
Series 2018-RPL1, Class A1A, 3.750%,
10/25/2057 (Callable 01/25/2032)(2)	22,743,848	21,466,474
GSR Mortgage Loan Trust:
Series 2004-15F, Class 5A1,
5.500%, 11/25/2023	19,995	18,369
Series 2005-3F, Class 2A4, 6.000%,
03/25/2035 (Callable 10/25/2033)	1,124,619	935,861
Series 2005-AR2, Class 2A1, 3.914%,
04/25/2035 (Callable 07/25/2023)(4)	1,334,778	1,210,253
Home Partners of America Trust,
Series 2021-2, Class A,
1.901%, 12/17/2026(2)	77,631,738	67,707,832
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 4.107%,
03/25/2036 (Callable 08/25/2025)(4)	39,887	30,791
J.P. Morgan Mortgage Trust:
Series 2005-A8, Class 2A3, 3.909%,
11/25/2035 (Callable 07/25/2023)(4)	2,323,758	2,011,038
Series 2006-A2, Class 2A1, 4.035%,
04/25/2036 (Callable 07/25/2023)(4)	543,000	466,563
Series 2006-A2, Class 3A3, 4.172%,
04/25/2036 (Callable 07/25/2023)(4)(6)	587,438	495,912
Series 2006-A7, Class 2A2, 3.881%,
01/25/2037 (Callable 07/25/2023)(4)(6)	832,856	670,644
Series 2006-A7, Class 2A4R, 3.881%,
01/25/2037 (Callable 07/25/2023)(4)(6)	851,850	685,938
Series 2007-A2, Class 2A3, 4.201%,
04/25/2037 (Callable 07/25/2023)(4)	1,746,662	1,281,395
Series 2007-A4, Class 2A3, 4.403%,
06/25/2037 (Callable 07/25/2023)(4)(6)	1,940,067	1,541,645
MASTR Alternative Loan Trust:
Series 2004-2, Class 2A1, 6.000%,
02/25/2034 (Callable 07/25/2023)	1,079,237	1,031,848
Series 2004-8, Class 2A1, 6.000%,
09/25/2034 (Callable 07/25/2023)	705,286	671,588
Series 2005-6, Class 1A5, 5.500%,
12/25/2035 (Callable 07/25/2023)(6)	1,246,121	887,425
Merrill Lynch Mortgage Investors Trust,
Series 2005-A5, Class A3, 4.391%,
06/25/2035 (Callable 07/25/2023)(4)	698,787	655,653
Mill City Mortgage Loan Trust:
Series 2018-2, Class A1, 3.500%,
05/25/2058 (Callable 09/25/2033)(2)(4)	5,002,730	4,867,019
Series 2018-3, Class A1, 3.500%,
08/25/2058 (Callable 12/25/2033)(2)(4)	5,810,801	5,541,318
Series 2019-1, Class A1, 3.250%,
10/25/2069 (Callable 08/25/2031)(2)(4)	15,189,516	14,285,831
New Residential Funding LLC,
Series 2023-1, Class A, 3.500%,
01/25/2063 (Callable 05/25/2036)(2)(4)	61,757,537	55,347,370
New Residential Mortgage Loan Trust:
Series 2016-1A, Class A1, 3.750%,
03/25/2056 (Callable 12/25/2030)(2)(4)	5,259,395	4,823,026
Series 2017-1A, Class A1, 4.000%,
02/25/2057 (Callable 07/25/2031)(2)(4)	10,749,589	10,018,571
Series 2017-3A, Class A1, 4.000%,
04/25/2057 (Callable 03/25/2032)(2)(4)	8,907,867	8,377,340
Series 2017-6A, Class A1, 4.000%,
08/27/2057 (Callable 10/25/2035)(2)(4)	11,373,167	10,492,178
Series 2018-1A, Class A1A, 4.000%,
12/25/2057 (Callable 08/25/2032)(2)(4)	5,942,681	5,575,364
Series 2019-RPL2, Class A1, 3.250%,
02/25/2059 (Callable 04/25/2041)(2)(4)	13,211,232	12,333,532
Series 2022-NQM2, Class A1, 3.079%,
03/27/2062 (Callable 02/25/2024)(2)(4)	26,542,078	23,349,219

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
OBX Trust:
Series 2022-NQM3, Class A1,
3.383%, 01/25/2062
(Callable 03/25/2025)(2)(4)	$36,161,469	$32,813,061
Series 2022-NQM5, Class A1, 4.310%,
05/25/2062 (Callable 05/25/2025)(2)(7)	65,871,728	62,439,693
RALI Series Trust:
Series 2004-QS13, Class CB, 5.000%,
12/25/2023 (Callable 07/25/2023)	3,495	3,381
Series 2005-QA7, Class A22, 4.873%,
07/25/2035 (Callable 07/25/2023)(4)(6)	859,997	778,408
Series 2005-QS11, Class A2, 5.500%,
07/25/2035 (1 Month LIBOR USD
+ 0.500%) (Callable 07/25/2023)(3)(6)	2,094,162	1,513,390
Renaissance Home Equity Loan Trust:
Series 2005-1, Class AF6, 4.970%,
05/25/2035 (Callable 07/25/2023)(7)	2,859	2,800
Series 2006-2, Class AF3, 5.797%,
08/25/2036 (Callable 05/25/2028)(7)	14,782,419	5,900,043
Series 2006-3, Class AF2, 5.580%,
11/25/2036 (Callable 01/25/2029)(7)	9,847,275	3,539,723
Series 2007-1, Class AF3, 5.612%,
04/25/2037 (Callable 09/25/2030)(7)	278,136	77,196
Series 2007-2, Class AF2, 5.675%,
06/25/2037 (Callable 07/25/2030)(7)	1,435,659	405,284
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.486%,
04/25/2065 (Callable 07/25/2023)(2)(4)	3,469,045	3,177,589
Structured Asset Securities Corp.,
Series 2003-31A, Class 2A7, 5.662%,
10/25/2033 (Callable 07/25/2023)(4)	613,883	590,779
Towd Point Mortgage Trust:
Series 2017-1, Class A1, 2.750%,
10/25/2056 (Callable 01/25/2030)(2)(4)	227,993	224,615
Series 2017-6, Class A1, 2.750%,
10/25/2057 (Callable 02/25/2033)(2)(4)	8,994,106	8,499,544
Series 2018-6, Class A1A, 3.750%,
03/25/2058 (Callable 11/25/2031)(2)(4)	5,981,206	5,774,633
Series 2019-1, Class A1, 3.750%,
03/25/2058 (Callable 07/25/2029)(2)(4)	5,685,956	5,320,434
Series 2018-4, Class A1, 3.000%,
06/25/2058 (Callable 06/25/2036)(2)(4)	21,220,921	19,289,179
Series 2019-4, Class A1, 2.900%,
10/25/2059 (Callable 05/25/2031)(2)(4)	41,188,973	37,836,508
Series 2020-2, Class A1A, 1.636%,
04/25/2060 (Callable 05/25/2032)(2)(4)	26,399,734	22,803,330
Series 2020-4, Class A1, 1.750%,
10/25/2060 (Callable 01/25/2031)(2)	67,329,231	58,494,262
Series 2022-2, Class A1, 3.750%,
07/01/2062 (Callable 09/25/2035)(2)(4)	111,394,445	101,981,391
Series 2022-3, Class A1, 3.750%,
08/01/2062 (Callable 08/25/2030)(2)(4)	110,193,939	100,297,917
WaMu Mortgage
Pass-Through Certificates Trust:
Series 2004-CB3, Class 1A, 6.000%,
10/25/2034 (Callable 07/25/2023)	569,087	554,908
Series 2004-CB3, Class 2A, 6.500%,
10/25/2034 (Callable 07/25/2023)	1,238,089	1,217,734
Series 2005-6, Class 2A4, 5.500%,
08/25/2035 (Callable 07/25/2023)(6)	2,595,546	2,178,318
Series 2006-AR10, Class 1A1, 3.754%,
09/25/2036 (Callable 07/25/2023)(4)(6)	475,138	405,239
Series 2007-HY3, Class 4A1, 4.156%,
03/25/2037 (Callable 07/25/2023)(4)(6)	5,401,680	4,917,945
Wells Fargo Mortgage
Backed Securities Trust:
Series 2006-AR14, Class 2A3,
4.509%, 10/25/2036
(Callable 07/25/2023)(4)(6)	782,049	684,287
Series 2007-7, Class A49, 6.000%,
06/25/2037 (Callable 07/25/2023)(6)	1,073,812	963,253
Total Non-U.S. Government Agency Issues
(Cost $1,229,143,481)		1,122,262,705	4.6%
Total Residential
Mortgage-Backed Securities
(Cost $6,056,693,352)		5,561,401,303	22.9%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2017-M4, Class A2, 2.553%,
12/25/2026(4)	21,552,149	20,059,799
Freddie Mac Multifamily Structured
Pass Through Certificates:
Series K072, Class A2
3.444%, 12/25/2027	12,000,000	11,420,990
Series K074, Class A2
3.600%, 01/25/2028	40,495,000	38,785,957
Series K077, Class A2
3.850%, 05/25/2028(4)	46,199,000	44,735,679
Series K079, Class A2
3.926%, 06/25/2028	63,251,000	61,454,748
Series K080, Class A2
3.926%, 07/25/2028(4)	34,095,000	33,129,171
Series K122, Class A2
1.521%, 11/25/2030	23,000,000	18,676,842
Series K153, Class A3,
3.117%, 10/25/2031(4)	15,655,000	13,948,558
Series K-154, Class A2
4.350%, 01/25/2033(4)	25,000,000	24,741,930
Series K158, Class A3,
3.900%, 10/25/2033(4)	18,777,000	17,748,991
Series K-1517, Class A2
1.716%, 07/25/2035	1,000,000	735,454
Total U.S. Government Agency Issues
(Cost $303,466,736)		285,438,119	1.2%
Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%,
05/15/2050 (Callable 04/15/2027)	30,037,000	27,549,642
Series 2017-BNK8, Class A4, 3.488%,
11/15/2050 (Callable 11/15/2027)	69,721,751	63,081,507
Series 2017-BNK9, Class A4, 3.538%,
11/15/2054 (Callable 12/15/2029)	32,737,000	30,027,146
Series 2022-BNK44, Class A5, 5.746%,
11/15/2055 (Callable 11/15/2032)(4)	60,200,000	62,350,290
Series 2017-BNK5, Class A5, 3.390%,
06/15/2060 (Callable 07/15/2027)	2,070,000	1,898,966
Series 2018-BN10, Class A5, 3.688%,
02/15/2061 (Callable 02/15/2028)	6,400,000	5,902,171
Series 2021-BN33, Class A5, 2.556%,
05/15/2064 (Callable 05/15/2031)	53,919,000	44,374,366
BBCMS Mortgage Trust,
Series 2018-C2, Class A5, 4.314%,
12/15/2051 (Callable 12/15/2028)	14,445,000	13,590,818
Benchmark Mortgage Trust:
Series 2018-B1, Class A5, 3.666%,
01/15/2051 (Callable 01/15/2028)(4)	10,240,000	9,355,182

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Benchmark Mortgage Trust: (cont.)
Series 2020-B19, Class A5, 1.850%,
09/15/2053 (Callable 10/15/2030)	$29,825,000	$23,084,431
Series 2020-B21, Class A5, 1.978%,
12/17/2053 (Callable 12/15/2030)	46,400,000	36,535,754
Series 2021-B24, Class A5, 2.584%,
03/15/2054 (Callable 03/15/2031)	19,075,000	15,204,593
BMO Mortgage Trust,
Series 2022-C1, Class A5,
3.374%, 02/15/2055(4)	31,900,000	27,588,986
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class A5, 3.137%,
02/10/2048 (Callable 01/10/2025)	50,189,111	47,842,951
Series 2015-GC29, Class A4, 3.192%,
04/10/2048 (Callable 04/10/2025)	25,065,000	23,641,797
Series 2016-C2, Class A4, 2.832%,
08/10/2049 (Callable 08/10/2026)	33,387,000	30,301,393
Series 2017-P8, Class A4, 3.465%,
09/15/2050 (Callable 09/15/2027)	29,775,000	27,177,355
Series 2019-GC43, Class A4, 3.038%,
11/10/2052 (Callable 11/10/2029)	7,350,000	6,294,994
COMM Mortgage Trust:
Series 2014-CR18, Class A4, 3.550%,
07/15/2047 (Callable 07/15/2024)	2,130,749	2,078,703
Series 2014-CR19, Class A5, 3.796%,
08/10/2047 (Callable 08/10/2024)	33,800,000	32,851,531
Series 2014-CR20, Class ASB, 3.305%,
11/10/2047 (Callable 01/10/2029)	7,539,469	7,361,423
Series 2015-LC19, Class A4, 3.183%,
02/10/2048 (Callable 01/10/2027)	27,105,399	25,802,228
Series 2015-DC1, Class A5, 3.350%,
02/10/2048 (Callable 02/10/2025)	23,390,000	22,264,001
CSAIL Commercial Mortgage Trust:
Series 2018-C14, Class A4, 4.422%,
11/15/2051 (Callable 11/15/2028)(4)	14,929,000	14,007,682
Series 2019-C16, Class A3, 3.329%,
06/15/2052 (Callable 06/15/2029)	18,504,000	16,297,511
DBJPM Mortgage Trust,
Series 2020-C9, Class A5, 1.926%,
08/15/2053 (Callable 09/15/2030)	31,100,000	24,686,440
GS Mortgage Securities Trust:
Series 2014-GC20, Class AAB, 3.655%,
04/10/2047 (Callable 04/10/2024)	3,488,935	3,456,868
Series 2017-GS7, Class A4, 3.430%,
08/10/2050 (Callable 08/10/2027)	21,500,000	19,396,844
Series 2017-GS8, Class A4, 3.469%,
11/10/2050 (Callable 11/10/2027)	19,575,000	17,775,355
Series 2019-GC42, Class A4, 3.001%,
09/10/2052 (Callable 09/10/2029)	16,285,000	14,029,864
JP Morgan Chase Commercial
Mortgage Securities Trust,
Series 2016-JP2, Class A4, 2.822%,
08/15/2049 (Callable 07/15/2026)	15,150,000	13,768,772
JPMBB Commercial
Mortgage Securities Trust:
Series 2013-C17, Class A3, 3.928%,
01/15/2047 (Callable 01/15/2024)	2,404,651	2,394,007
Series 2014-C24, Class ASB, 3.368%,
11/15/2047 (Callable 10/15/2025)	2,981,449	2,915,705
Series 2014-C25, Class A5, 3.672%,
11/15/2047 (Callable 11/15/2024)	45,697,000	43,770,177
Series 2015-C30, Class A5, 3.822%,
07/15/2048 (Callable 07/15/2025)	42,110,000	39,703,582
Series 2015-C32, Class A5, 3.598%,
11/15/2048 (Callable 10/15/2025)	16,075,000	14,990,948
Series 2016-C4, Class A3, 3.141%,
12/15/2049 (Callable 04/15/2027)	39,133,000	35,384,192
JPMCC Commercial
Mortgage Securities Trust:
Series 2017-JP5, Class A5, 3.723%,
03/15/2050 (Callable 04/15/2027)	17,310,000	15,894,155
Series 2017-JP7, Class A5, 3.454%,
09/15/2050 (Callable 08/15/2027)	27,356,184	24,770,959
Morgan Stanley Bank of America
Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.892%,
06/15/2047 (Callable 06/15/2026)	35,020,000	34,175,829
Series 2015-C25, Class ASB, 3.383%,
10/15/2048 (Callable 09/15/2025)	11,076,896	10,686,728
Series 2016-C30, Class A5, 2.860%,
09/15/2049 (Callable 10/15/2026)	9,062,000	8,208,561
Series 2016-C32, Class A4, 3.720%,
12/15/2049 (Callable 01/15/2027)	14,175,000	13,243,162
Series 2017-C34, Class A4, 3.536%,
11/15/2052 (Callable 10/15/2027)	8,190,000	7,490,376
Morgan Stanley Capital I Trust,
Series 2017-H1, Class A5, 3.530%,
06/15/2050 (Callable 06/15/2027)	3,470,100	3,176,258
Morgan Stanley Capital I, Inc.,
Series 2022-L8, Class A5, 3.794%,
04/15/2055 (Callable 04/15/2032)(4)	56,678,000	50,203,564
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26, Class ASB, 2.991%,
02/15/2048 (Callable 02/15/2025)	4,595,569	4,475,944
Series 2016-C35, Class ASB, 2.788%,
07/15/2048 (Callable 07/15/2026)	6,368,235	6,100,507
Series 2016-BNK1, Class A3, 2.652%,
08/15/2049 (Callable 08/15/2026)	16,807,000	15,202,350
Series 2017-C40, Class A4, 3.581%,
10/15/2050 (Callable 10/15/2027)	48,894,000	44,815,439
Series 2017-C42, Class A4, 3.589%,
12/15/2050 (Callable 12/15/2027)	52,370,521	47,309,732
Series 2017-RC1, Class A4, 3.631%,
01/15/2060 (Callable 03/15/2027)	11,875,000	11,006,803
Series 2018-C47, Class A4, 4.442%,
09/15/2061 (Callable 10/15/2028)	10,850,000	10,270,425
WFRBS Commercial Mortgage Trust:
Series 2013-C18, Class A4, 3.896%,
12/15/2046 (Callable 01/15/2024)	15,414,320	15,206,471
Series 2014-C21, Class ASB, 3.393%,
08/15/2047 (Callable 08/15/2024)	1,650,747	1,634,691
Series 2014-C24, Class A5, 3.607%,
11/15/2047 (Callable 11/15/2024)	54,091,000	51,803,129
Total Non-U.S.
Government Agency Issues
(Cost $1,370,989,647)		1,224,413,258	5.0%
Total Commercial
Mortgage-Backed Securities
(Cost $1,674,456,383)		1,509,851,377	6.2%
Asset Backed Securities
Affirm Asset Securitization Trust,
Series 2021-B, Class A, 1.030%,
08/17/2026 (Callable 08/15/2023)(2)	15,650,000	15,224,278
Dell Equipment Finance Trust,
Series 2023-1, Class A3, 5.650%,
09/22/2028 (Callable 10/22/2025)(2)	61,075,000	61,129,515
The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
First National Master Note Trust,
Series 2023-1, Class A,
5.130%, 04/15/2029	$3,250,000	$3,205,033
Ford Credit Floorplan
Master Owner Trust,
Series 2023-1, Class A1,
4.920%, 05/15/2028(2)	72,425,000	71,619,091
GM Financial Revolving
Receivables Trust,
Series 2023-1, Class A, 5.120%,
04/11/2035 (Callable 05/11/2028)(2)	85,750,000	84,771,721
Golden Credit Card Trust,
Series 2022-4A, Class A,
4.310%, 09/15/2027(1)(2)	14,635,000	14,297,811
Navient Private Education
Refi Loan Trust:
Series 2021-EA, Class A, 0.970%,
12/16/2069 (Callable 08/15/2029)(2)	10,558,942	8,923,939
Series 2021-GA, Class A, 1.580%,
04/15/2070 (Callable 05/15/2029)(2)	9,850,731	8,454,787
Series 2022-A, Class A, 2.230%,
07/15/2070 (Callable 07/15/2029)(2)	78,015,059	67,620,730
Series 2023-A, Class A, 5.510%,
10/15/2071 (Callable 10/15/2032)(2)	41,448,759	40,854,081
Nelnet Student Loan Trust,
Series 2021-A, Class APT1, 1.360%,
04/20/2062 (Callable 09/20/2029)(2)	26,019,370	23,090,526
PFS Financing Corp.,
Series 2023-A, Class A,
5.800%, 03/15/2028(2)	23,225,000	23,232,272
SBA Tower Trust,
1.840%, 10/15/2051
(Callable 04/15/2026)(2)	45,100,000	38,791,872
Texas Electric Market
Stabilization Funding N LLC,
4.966%, 02/01/2044(2)	24,000,000	23,356,985
Towd Point Mortgage Trust:
Series 2020-MH1, Class A1A, 2.184%,
02/25/2060 (Callable 07/25/2023)(2)(4)	24,803,949	23,024,362
Series 2020-MH1, Class A1, 2.250%,
02/25/2060 (Callable 07/25/2023)(2)(4)	18,014,582	16,738,647
Toyota Auto Loan Extended Note Trust,
Series 2020-1A, Class A, 1.350%,
05/25/2033 (Callable 05/25/2025)(2)	65,158,000	60,155,690
Total Asset Backed Securities
(Cost $606,242,837)		584,491,340	2.4%
	Shares
Common Stock
Industrials
Weatherford International PLC(10)	46,003	3,055,519
Total Common Stock
(Cost $3,790,590)		3,055,519	0.0%
Total Long-Term Investments
(Cost $26,653,196,309)		24,021,320,984	98.9%
Short-Term Investment
	Shares
Money Market Mutual Fund
First American Government Obligations
Fund, Class U, 5.03%(5)	366,991,863	$366,991,863
Total Short-Term Investment
(Cost $366,991,863)		366,991,863	1.5%
Total Investments
(Cost $27,020,188,172)		24,388,312,847	100.4%
Liabilities in Excess of Other Assets		(88,050,494)	(0.4)%
TOTAL NET ASSETS		$24,300,262,353	100.0%
Notes to Schedule of Investments
AGM – Assured Guaranty Municipal
AMBAC – Ambac Assurance Corp.
GNMA – Government National Mortgage Association
NATL – National Public Finance Guarantee Corp.
SD CRED PROG – State Credit Enhancement Program
CMT – Constant Maturity Treasury
LIBOR – London Inter-bank Offered Rate
SOFR – Secured Overnight Financing Rate
SOFRINDX – Secured Overnight Financing Rate Index
(1)	Foreign security.
(2)
Includes securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2023, the value of these securities totaled $5,693,754,987, which represented 23.43% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate as of the last reset date in effect as of June 30, 2023.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2023.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2023.
(8)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(9)	Security in default.
(10)	Non-income producing.

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$3,960,728,969	$—	$3,960,728,969
Other Government Related Securities	—	49,095,428	—	49,095,428
Corporate Bonds	—	12,013,956,658	—	12,013,956,658
Municipal Bonds	—	338,740,390	—	338,740,390
Residential Mortgage-Backed Securities – U.S. Government Agency Issues	—	4,439,138,598	—	4,439,138,598
Residential Mortgage-Backed Securities – Non-U.S. Government Agency Issues	—	1,122,262,705	—	1,122,262,705
Commercial Mortgage-Backed Securities – U.S. Government Agency Issues	—	285,438,119	—	285,438,119
Commercial Mortgage-Backed Securities – Non-U.S. Government Agency Issues	—	1,224,413,258	—	1,224,413,258
Asset Backed Securities	—	584,491,340	—	584,491,340
Common Stock	3,055,519	—	—	3,055,519
Total Long-Term Investments	3,055,519	24,018,265,465	—	24,021,320,984
Short-Term Investment
Money Market Mutual Fund	366,991,863	—	—	366,991,863
Total Short-Term Investment	366,991,863	—	—	366,991,863
Total Investments	$370,047,382	$24,018,265,465	$—	$24,388,312,847

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
June 30, 2023 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$1,665,815,098

	SEC 30-Day Yield(4)
	Institutional Class	3.30%
	Investor Class	3.05%

	Average Effective Duration	2.32 years

	Average Effective Maturity	2.68 years

	Annualized Expense Ratio(5)
	Institutional Class	0.30%
	Investor Class	0.55%	(6)

	Portfolio Turnover Rate	20%	(7)

	Number of Holdings	1,320

Sector Weightings(1)

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2023.
(5)	Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2023.
(6)	Includes 0.25% 12b-1 fee.
(7)	Not annualized.

Baird Short-Term Municipal Bond Fund
June 30, 2023 (Unaudited)

Total Returns

			Average Annual
	Six	One	Three	Five	Since
For the Periods Ended June 30, 2023	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	1.36%	1.77%	-0.01%	1.33%	1.49%
Investor Class Shares	1.24%	1.51%	-0.30%	1.08%	1.22%
Bloomberg 1-5 Year Short Municipal Index(2)	1.00%	1.08%	-0.28%	1.11%	1.07%

(1)	For the period from August 31, 2015 (inception date) through June 30, 2023.
(2)
The Bloomberg 1-5 Year Short Municipal Index is an unmanaged, market value weighted index that measures the performance of investment-grade, tax-exempt, and fixed-rated municipal securities with time to maturity of more than one year and less than five years. Securities must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.  The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.  This Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The returns table shown above reflects reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy. The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state. As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. Russia’s ongoing war with Ukraine has heightened global geopolitical tensions, resulting in an elevated risk environment and increased volatility in asset prices. The uncertain course of the war may have a significant negative impact on the global economy. U.S. relations with China have become increasingly strained, and tension between the U.S. and China may have a significant negative impact on the global economy and asset prices. Measures of inflation reached levels not experienced in several decades, leading the Federal Reserve to raise short term interest rates significantly over the last year, with the potential for further rate increases in 2023. Uncertainty regarding the ability of the Federal Reserve to successfully control inflation, the potential for incremental rate increases, and the full impact of prior rate increases on the economy may negatively impact asset prices and increase market volatility. The possibility of a U.S. or global recession may also contribute to market volatility. The coronavirus (COVID-19) pandemic caused significant economic disruption in recent years as countries worked to limit the negative health impacts of the virus. While the virus has entered an endemic stage, significant outbreaks or new variants present a continued risk to the global economy. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Alabama Economic Settlement Authority,
4.000%, 09/15/2033
(Callable 09/15/2026)	$10,000,000	$10,020,360
Alabama Housing Finance Authority,
3.500%, 08/01/2025 (Mandatory Tender
Date 08/01/2024) (Insured by HUD)(1)	5,000,000	4,972,399
Birmingham Airport Authority,
5.000%, 07/01/2026 (Insured by BAM)	450,000	474,346
Black Belt Energy Gas District:
5.000%, 12/01/2023	750,000	752,404
5.250%, 12/01/2028	3,205,000	3,360,380
4.387%, 12/01/2048 (1 Month LIBOR
USD + 0.900%) (Callable 09/01/2023)
(Mandatory Tender Date 12/01/2023)(2)	1,730,000	1,728,767
2.550%, 10/01/2052
(SIFMA Municipal Swap Index + 0.350%)
(Callable 09/01/2026)
(Mandatory Tender Date 12/01/2026)(2)	1,000,000	972,313
5.250%, 02/01/2053 (Callable 03/01/2029)
(Mandatory Tender Date 06/01/2029)(1)	3,250,000	3,402,161
5.000%, 05/01/2053
(Mandatory Tender Date 06/01/2028)(1)	13,000,000	13,608,795
Chatom Industrial Development Board,
3.250%, 08/01/2037	3,000,000	2,986,282
Chilton County Health Care Authority,
5.000%, 11/01/2024	825,000	842,066
City of Oxford AL,
2.600%, 09/01/2041 (Callable 07/03/2023)
(Optional Put Date 07/07/2023)(1)	4,000,000	4,000,000
City of Phenix AL:
3.000%, 08/15/2023 (Insured by BAM)	100,000	99,910
2.000%, 04/01/2027	1,435,000	1,348,955
County of Jefferson AL,
0.000%, 10/01/2025
(Callable 10/01/2023) (Insured by AGM)	750,000	668,045
Douglas Water Authority,
3.000%, 07/01/2024 (Insured by AGM)	270,000	268,822
Greenville Public Improvement
Cooperative District,
5.000%, 03/01/2024 (Insured by BAM)	140,000	141,588
Industrial Development
Board of the City of Mobile,
3.920%, 06/01/2034
(Mandatory Tender Date 06/02/2026)(1)	8,400,000	8,400,000
Lauderdale County
Agriculture Center Authority:
5.000%, 07/01/2024	495,000	500,256
5.000%, 07/01/2025 (Callable 07/01/2024)	490,000	495,410
5.000%, 07/01/2027
(Pre-refunded to 07/01/2024)	570,000	579,548
Macon County Board of Education,
3.250%, 02/01/2026 (Callable 07/31/2023)	375,000	370,653
Pickens County Water Authority:
3.000%, 01/01/2024 (Insured by BAM)	100,000	99,707
3.000%, 01/01/2025 (Insured by BAM)	160,000	159,143
Prattville Industrial Development Board,
5.300%, 09/01/2028	1,600,000	1,698,245
Selma Industrial Development Board,
2.000%, 11/01/2033
(Mandatory Tender Date 10/01/2024)(1)	750,000	732,733
Southeast Alabama Gas Supply District,
4.387%, 04/01/2049 (1 Month LIBOR
USD + 0.900%) (Callable 01/01/2024)
(Mandatory Tender Date 04/01/2024)(2)	920,000	919,866
Southeast Energy Authority
A Cooperative District:
5.500%, 01/01/2053 (Callable 09/01/2029)
(Mandatory Tender Date 12/01/2029)(1)	1,250,000	1,329,184
5.000%, 05/01/2053 (Callable 05/01/2028)
(Mandatory Tender Date 08/01/2028)(1)	1,250,000	1,292,336
5.250%, 01/01/2054 (Callable 04/01/2029)
(Mandatory Tender Date 07/01/2029)(1)	8,000,000	8,364,764
Tallassee Board of Education,
4.000%, 08/01/2027 (Insured by AGM)	360,000	370,277
Town of Berry AL,
3.250%, 09/01/2028
(Callable 09/01/2026) (Insured by AGM)	720,000	727,270
Total Alabama
(Cost $76,773,388)		75,686,985	4.5%
Alaska
Alaska Housing Finance Corp.:
3.750%, 12/01/2042 (Callable 06/01/2028)	5,620,000	5,535,744
4.000%, 12/01/2048 (Callable 06/01/2027)	1,440,000	1,428,579
Alaska Industrial Development
& Export Authority,
5.000%, 10/01/2023	600,000	601,886
University of Alaska:
5.000%, 10/01/2024	800,000	814,396
4.000%, 10/01/2025	330,000	332,546
4.000%, 10/01/2026 (Callable 10/01/2023)	1,400,000	1,401,374
5.000%, 10/01/2026	865,000	903,046
Total Alaska
(Cost $11,540,812)		11,017,571	0.7%
Arizona
Arizona Industrial Development Authority:
4.000%, 08/01/2023(3)	265,000	264,803
5.000%, 05/01/2025	405,000	283,500
5.000%, 07/01/2027 (Callable 07/01/2026)	230,000	236,665
5.000%, 07/01/2028 (Callable 07/01/2026)	170,000	175,368
4.625%, 08/01/2028(3)	375,000	364,342
5.000%, 07/01/2029 (Callable 07/01/2026)	260,000	268,796
5.000%, 07/01/2030 (Callable 07/01/2026)	380,000	392,697
5.000%, 07/01/2031 (Callable 07/01/2026)	195,000	201,430
3.625%, 05/20/2033	3,972,096	3,697,723
BluePath TE Trust,
2.750%, 09/01/2026
(Callable 07/31/2023)(3)	1,982,972	1,984,221
Glendale Industrial Development Authority:
4.000%, 05/15/2025 (Callable 05/15/2024)	340,000	333,776
4.000%, 05/15/2026 (Callable 05/15/2024)	320,000	310,805
Industrial Development
Authority of the County of Pima,
4.000%, 07/01/2023	265,000	265,000
Maricopa County AZ,
5.000%, 04/01/2025
(Pre-refunded to 04/01/2024)	200,000	202,671
Maricopa County Industrial
Development Authority,
4.000%, 07/01/2024
(Insured by SD CRED PROG)	135,000	135,214
Maricopa County Unified
School District No. 4,
5.000%, 07/01/2025	1,000,000	1,037,528
Salt Verde Financial Corp.,
5.250%, 12/01/2026	2,500,000	2,580,210
University of Arizona,
5.000%, 06/01/2032 (Callable 06/01/2026)	1,020,000	1,068,141
Total Arizona
(Cost $14,260,347)		13,802,890	0.8%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Arkansas
Arkansas Development Finance Authority:
4.000%, 07/01/2023	$110,000	$110,000
4.000%, 07/01/2024	100,000	99,384
4.000%, 07/01/2025	140,000	138,365
4.000%, 07/01/2026	190,000	187,417
4.000%, 07/01/2027	225,000	221,964
4.000%, 07/01/2028	230,000	225,607
3.490%, 09/01/2044 (Callable 07/03/2023)
(Optional Put Date 07/07/2023)(1)	2,500,000	2,500,000
Batesville Public Facilities Board:
5.000%, 06/01/2024	1,000,000	1,007,109
5.000%, 06/01/2025	1,385,000	1,406,647
5.000%, 06/01/2026	850,000	873,242
Benton Washington Regional
Public Water Authority,
5.000%, 10/01/2025 (Insured by BAM)	465,000	483,271
City of Bentonville AR,
1.050%, 11/01/2046 (Callable 11/01/2028)	1,170,000	1,150,983
City of Brookland AR,
1.500%, 09/01/2046 (Callable 09/01/2026)	865,000	817,536
City of Conway AR,
4.000%, 12/01/2023 (Callable 07/31/2023)	35,000	35,016
City of Elkins AR:
1.500%, 09/01/2046
(Callable 09/01/2026) (Insured by AGM)	430,000	389,603
1.500%, 09/01/2046
(Callable 09/01/2026) (Insured by AGM)	635,000	597,667
City of Fayetteville AR,
3.050%, 01/01/2047 (Callable 01/01/2027)	345,000	334,566
City of Forrest City AR,
1.550%, 11/01/2044 (Callable 11/01/2029)	780,000	689,891
City of Hot Springs AR,
4.000%, 12/01/2027
(Callable 12/01/2023) (Insured by BAM)	255,000	256,144
City of Mountain View AR,
1.375%, 11/01/2050
(Callable 11/01/2027) (Insured by BAM)	355,000	345,601
City of North Little Rock AR:
5.000%, 11/01/2025	510,000	530,200
5.000%, 11/01/2026	535,000	568,433
City of Pine Bluff AR,
3.000%, 02/01/2047
(Callable 08/01/2027) (Insured by BAM)	345,000	329,558
City of Rogers AR,
3.250%, 11/01/2043 (Callable 11/01/2026)	125,000	124,789
Conway Health Facilities Board:
5.000%, 08/01/2023	735,000	735,592
5.000%, 08/01/2024	410,000	415,545
County of Cross AR,
2.250%, 10/01/2030 (Callable 10/01/2024)	595,000	543,858
Dumas Arkansas School District No. 6,
1.500%, 02/01/2024 (Callable 07/31/2023)
(Insured by ST AID)	245,000	241,783
Jacksonville North Pulaski
County School District,
4.000%, 06/01/2029 (Callable 06/01/2027)
(Insured by ST AID)	1,240,000	1,282,786
Northwest Arkansas Conservation Authority,
4.000%, 03/01/2024
(Callable 07/31/2023) (Insured by BAM)	375,000	375,234
Van Buren School District No. 42,
2.000%, 04/01/2024 (Insured by ST AID)	130,000	128,100
Total Arkansas
(Cost $17,671,272)		17,145,891	1.0%
California
Anaheim City School District,
0.000%, 08/01/2028 (Insured by AGM)	580,000	491,577
Anaheim Public Financing Authority:
5.000%, 09/01/2025	2,610,000	2,684,597
5.000%, 09/01/2026	990,000	1,033,973
Bay Area Toll Authority,
3.300%, 04/01/2045
(SIFMA Municipal Swap Index + 1.100%)
(Callable 10/01/2023)
(Mandatory Tender Date 04/01/2024)(2)	3,500,000	3,504,779
California Community
Choice Financing Authority:
5.000%, 10/01/2024	300,000	302,348
5.000%, 10/01/2025	710,000	718,248
5.000%, 10/01/2026	625,000	634,679
5.000%, 10/01/2027	700,000	714,898
5.000%, 10/01/2028	475,000	487,815
5.000%, 10/01/2029	650,000	670,387
California Community
College Financing Authority,
4.250%, 07/01/2032(3)	500,000	474,153
California Health Facilities
Financing Authority,
3.000%, 03/01/2041 (Callable 09/01/2023)
(Mandatory Tender Date 03/01/2024)(1)	390,000	388,035
California Infrastructure &
Economic Development Bank:
2.900%, 12/01/2050
(SIFMA Municipal Swap Index + 0.700%)
(Callable 06/01/2025)
(Mandatory Tender Date 06/01/2026)(2)	5,550,000	5,396,010
1.750%, 08/01/2055 (Callable 02/01/2026)
(Mandatory Tender Date 08/01/2026)(1)	1,265,000	1,171,688
California Municipal Finance Authority:
5.000%, 08/01/2023	670,000	670,194
4.000%, 10/01/2031 (Callable 10/01/2026)	2,280,000	2,284,955
4.000%, 10/01/2032 (Callable 10/01/2026)	1,500,000	1,500,678
California Public Finance Authority:
2.125%, 11/15/2027
(Callable 07/21/2023)(3)	3,445,000	3,319,840
2.375%, 11/15/2028
(Callable 07/21/2023)(3)	4,250,000	4,070,327
3.125%, 05/15/2029
(Callable 11/15/2023)(3)	1,000,000	939,660
California State Public Works Board,
5.000%, 11/01/2038 (Callable 11/01/2023)	2,500,000	2,511,839
California Statewide Communities
Development Authority:
3.000%, 07/01/2026 (Callable 07/01/2023)
(Insured by CA MTG)	625,000	625,000
5.000%, 08/01/2026 (Callable 02/01/2024)
(Mandatory Tender Date 08/01/2024)
(Insured by HUD)(1)	3,300,000	3,291,713
5.000%, 09/01/2026 (Callable 03/01/2024)
(Mandatory Tender Date 09/01/2024)
(Insured by HUD)(1)(3)	1,000,000	1,000,000
Campbell Union School District,
5.800%, 08/01/2035
(Callable 08/01/2026)(5)	775,000	843,444
Department of Veterans Affairs Veteran’s
Farm & Home Purchase Program,
4.000%, 12/01/2049 (Callable 06/01/2028)	1,545,000	1,537,357

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
El Centro Financing Authority,
5.000%, 10/01/2027	$1,090,000	$1,174,684
Fresno Unified School District:
0.000%, 08/01/2032
(Callable 08/01/2023) (Insured by BAM)	100,000	56,788
0.000%, 08/01/2033
(Callable 08/01/2023) (Insured by BAM)	645,000	341,724
0.000%, 08/01/2034
(Callable 08/01/2023) (Insured by BAM)	400,000	197,868
0.000%, 08/01/2035
(Callable 08/01/2023) (Insured by BAM)	150,000	69,213
0.000%, 08/01/2039
(Callable 08/01/2023) (Insured by BAM)	650,000	226,618
0.000%, 08/01/2040
(Callable 08/01/2023) (Insured by BAM)	805,000	261,515
0.000%, 08/01/2041
(Callable 08/01/2023) (Insured by BAM)	1,000,000	302,005
0.000%, 08/01/2044 (Callable 08/01/2023)	1,140,000	273,650
Indio Finance Authority,
3.550%, 09/02/2029
(Callable 03/02/2024)(3)	5,380,000	5,315,517
La Mirada Redevelopment
Agency Successor Agency,
0.000%, 08/15/2027 (Insured by NATL)	500,000	432,676
Los Angeles County Development Authority:
5.000%, 07/01/2043 (Callable 04/01/2026)
(Mandatory Tender Date 07/01/2026)
(Insured by HUD)(1)	1,850,000	1,915,367
3.750%, 12/01/2046 (Callable 02/01/2026)
(Mandatory Tender Date 12/01/2026)
(Insured by HUD)(1)	1,650,000	1,652,887
Newman-Crows Landing
Unified School District,
0.000%, 08/01/2025	1,000,000	928,469
Ontario Public Financing Authority:
5.000%, 11/01/2024 (Insured by AGM)	100,000	102,356
5.000%, 11/01/2025 (Insured by AGM)	250,000	260,986
5.000%, 11/01/2027 (Insured by AGM)	175,000	190,749
Piedmont Unified School District:
0.000%, 08/01/2029 (Callable 08/01/2023)	200,000	142,081
0.000%, 08/01/2037 (Callable 08/01/2023)	400,000	169,742
0.000%, 08/01/2039 (Callable 08/01/2023)	420,000	156,279
Ripon Unified School District:
0.000%, 08/01/2025
(Callable 08/01/2023) (Insured by BAM)	60,000	54,643
0.000%, 08/01/2026
(Callable 08/01/2023) (Insured by BAM)	35,000	30,260
0.000%, 08/01/2035
(Callable 08/01/2023) (Insured by BAM)	585,000	303,988
Rosemead School District:
0.000%, 08/01/2032
(Callable 08/01/2023) (Insured by AGM)	495,000	287,009
0.000%, 08/01/2033
(Callable 08/01/2023) (Insured by AGM)	700,000	377,705
0.000%, 08/01/2035
(Callable 08/01/2023) (Insured by AGM)	735,000	341,867
Sacramento City Unified School District:
5.000%, 07/01/2025 (Callable 07/01/2024)	900,000	912,997
0.000%, 07/01/2026 (Insured by AGM)	300,000	269,692
San Joaquin Hills Transportation
Corridor Agency,
0.000%, 01/15/2025 (Insured by NATL)	270,000	254,566
School Project for Utility Rate Reduction,
4.000%, 08/01/2023	500,000	500,096
Sutter Union High School District,
0.000%, 06/01/2050
(Pre-refunded to 08/01/2025)	300,000	46,235
Tulare Union High School District,
0.000%, 08/01/2026 (Insured by NATL)	2,245,000	2,019,137
Tuolumne Utilities District,
1.250%, 08/15/2024 (Callable 08/15/2023)	5,000,000	4,805,647
Twin Rivers Unified School District:
0.000%, 08/01/2035 (Pre-refunded to
02/01/2024) (Insured by BAM)	275,000	132,199
0.000%, 08/01/2036 (Pre-refunded to
02/01/2024) (Insured by BAM)	135,000	60,626
Vallejo City Unified School District,
5.900%, 08/01/2025 (Insured by NATL)	300,000	305,371
Victor Valley Union High School District,
0.000%, 08/01/2044
(Pre-refunded to 08/01/2023)	1,000,000	303,969
Western Placer Unified School District:
2.000%, 06/01/2025 (Callable 07/31/2023)	5,735,000	5,498,416
2.000%, 06/01/2025 (Callable 07/31/2023)	3,300,000	3,152,253
Westminster School District:
0.000%, 08/01/2036
(Callable 08/01/2023) (Insured by BAM)	315,000	137,854
0.000%, 08/01/2038
(Callable 08/01/2023) (Insured by BAM)	620,000	236,262
0.000%, 08/01/2048
(Callable 08/01/2023) (Insured by BAM)	2,660,000	475,147
0.000%, 08/01/2053
(Callable 08/01/2023) (Insured by BAM)	580,000	70,321
Total California
(Cost $77,774,323)		76,015,628	4.6%
Colorado
Bromley Park Metropolitan District No. 2:
5.000%, 12/01/2024 (Insured by BAM)	300,000	306,284
5.000%, 12/01/2025 (Insured by BAM)	315,000	326,444
City & County of Denver CO:
5.250%, 11/15/2026	2,000,000	2,106,573
5.500%, 11/15/2026
(Callable 11/15/2023)	1,500,000	1,506,859
5.000%, 12/01/2026	5,035,000	5,262,610
5.250%, 11/15/2027	1,500,000	1,606,401
Colorado Bridge Enterprise,
4.000%, 06/30/2025	570,000	572,059
Colorado Educational &
Cultural Facilities Authority:
5.000%, 10/01/2023 (ETM)	1,360,000	1,365,160
4.000%, 07/01/2025	140,000	141,196
4.000%, 12/15/2025(3)	545,000	540,524
5.000%, 06/15/2027 (Callable 06/15/2026)	635,000	660,379
Colorado Health Facilities Authority:
2.125%, 05/15/2028 (Callable 07/31/2023)	1,750,000	1,586,742
5.000%, 08/01/2028	1,235,000	1,320,031
3.500%, 05/15/2030 (Callable 07/31/2023)	3,500,000	3,074,879
5.000%, 12/01/2030 (Callable 06/01/2025)	1,030,000	1,038,614
5.000%, 11/15/2036
(Pre-refunded to 11/15/2023)(1)	55,000	55,350
5.000%, 11/15/2036
(Mandatory Tender Date 11/15/2023)(1)	140,000	140,892
5.000%, 06/01/2047
(Pre-refunded to 06/01/2027)	1,750,000	1,888,572
5.000%, 11/15/2048
(Mandatory Tender Date 11/20/2025)(1)	195,000	201,889

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Colorado Health Facilities Authority: (cont.)
2.750%, 05/15/2061
(SIFMA Municipal Swap Index + 0.550%)
(Callable 02/17/2026)
(Mandatory Tender Date 08/17/2026)(2)	$3,000,000	$2,971,927
5.000%, 05/15/2062 (Callable 08/15/2027)
(Mandatory Tender Date 08/15/2028)(1)	7,515,000	8,217,023
Colorado Housing & Finance Authority:
5.000%, 07/01/2026 (Mandatory Tender
Date 01/01/2026) (Insured by FNMA)(1)	1,000,000	1,024,467
4.000%, 05/01/2048 (Callable 11/01/2026)
(Insured by GNMA)	610,000	605,323
4.250%, 11/01/2049 (Callable 11/01/2028)
(Insured by GNMA)	605,000	603,732
3.250%, 05/01/2052 (Callable 11/01/2030)
(Insured by GNMA)	4,360,000	4,219,020
Denver Convention Center Hotel Authority,
5.000%, 12/01/2024	1,170,000	1,183,269
Denver Health & Hospital Authority,
4.000%, 12/01/2027 (Callable 12/01/2023)	255,000	255,140
E-470 Public Highway Authority,
3.734%, 09/01/2039 (SOFR + 0.350%)
(Callable 06/01/2024)
(Mandatory Tender Date 09/01/2024)(2)	7,525,000	7,493,423
Fort Collins Housing Authority,
1.250%, 07/01/2024 (Callable 01/01/2024)	2,600,000	2,531,724
Lincoln Park Metropolitan District,
4.000%, 12/01/2023 (Insured by AGM)	150,000	150,373
Pueblo Urban Renewal Authority,
0.000%, 12/01/2025(3)	850,000	686,163
Tallyns Reach Metropolitan District No. 3,
5.000%, 12/01/2023 (Insured by BAM)	30,000	30,182
Vauxmont Metropolitan District:
5.000%, 12/15/2026
(Callable 12/15/2024) (Insured by AGM)	135,000	142,369
5.000%, 12/15/2027
(Callable 12/15/2024) (Insured by AGM)	160,000	168,733
Vista Ridge Metropolitan District,
4.500%, 12/01/2024 (Insured by BAM)	200,000	203,176
Total Colorado
(Cost $55,243,489)		54,187,502	3.2%
Connecticut
City of Bridgeport CT:
5.000%, 02/01/2024 (Insured by BAM)	475,000	479,655
5.000%, 08/01/2024	175,000	178,292
5.000%, 08/01/2025	200,000	207,446
5.000%, 02/15/2027	2,480,000	2,655,502
5.000%, 08/01/2027	300,000	324,442
City of West Haven CT:
4.000%, 09/15/2025	505,000	511,693
4.000%, 09/15/2026	505,000	515,229
4.000%, 09/15/2027	245,000	251,734
Connecticut Housing Finance Authority:
4.000%, 11/15/2044 (Callable 11/15/2023)	10,000	9,984
4.000%, 11/15/2045 (Callable 11/15/2027)	105,000	104,137
4.000%, 05/15/2049 (Callable 11/15/2028)	1,025,000	1,018,035
3.500%, 11/15/2051 (Callable 05/15/2031)	3,280,000	3,189,362
Connecticut State Health &
Educational Facilities Authority:
5.000%, 07/01/2023	855,000	855,000
5.000%, 07/01/2024	965,000	973,194
5.000%, 07/01/2028 (Callable 07/01/2024)	685,000	696,096
3.200%, 07/01/2037
(Mandatory Tender Date 07/01/2026)(1)(6)	3,000,000	3,002,175
2.800%, 07/01/2057
(Mandatory Tender Date 02/03/2026)(1)	3,425,000	3,356,579
Connecticut State Higher Education
Supplement Loan Authority:
5.000%, 11/15/2023 (ETM)	400,000	402,621
5.000%, 11/15/2024 (ETM)	450,000	461,636
5.000%, 11/15/2024 (ETM)	225,000	230,667
East Hartford Housing Authority,
4.250%, 02/01/2027 (Callable 08/01/2024)
(Mandatory Tender Date 02/01/2025)
(Insured by HUD)(1)	1,000,000	1,001,973
State of Connecticut:
3.150%, 03/01/2024 (SIFMA Municipal
Swap Index + 0.950%)(2)	270,000	269,932
4.000%, 06/15/2025	1,000,000	1,019,258
5.000%, 09/15/2026	1,000,000	1,062,517
5.000%, 10/01/2026	1,080,000	1,148,941
5.000%, 06/15/2027	500,000	539,104
5.000%, 10/01/2027 (Callable 10/01/2023)	1,005,000	1,008,991
Town of Stratford CT:
5.000%, 05/15/2026 (Insured by BAM)	265,000	278,091
5.000%, 05/15/2028 (Insured by BAM)	400,000	435,335
Total Connecticut
(Cost $26,850,893)		26,187,621	1.6%
Delaware
Delaware Municipal Electric Corp.:
5.000%, 10/01/2024 (Insured by BAM)	230,000	235,264
5.000%, 10/01/2025 (Insured by BAM)	140,000	145,902
Delaware State Economic
Development Authority,
5.000%, 10/01/2029 (Callable 07/31/2023)	1,000,000	999,945
Delaware State Housing Authority,
2.600%, 07/01/2043 (Callable 07/21/2023)
(Insured by GNMA)	94,422	85,276
Total Delaware
(Cost $1,480,656)		1,466,387	0.1%
District of Columbia
District of Columbia:
5.000%, 07/01/2025	500,000	506,497
3.000%, 06/01/2030	1,205,000	1,081,535
District of Columbia
Housing Finance Agency:
0.350%, 04/01/2025 (Mandatory Tender
Date 04/01/2024) (Insured by FNMA)(1)	1,800,000	1,743,520
1.750%, 09/01/2025 (Mandatory Tender
Date 09/01/2023) (Insured by FHA)(1)	1,760,000	1,753,305
District of Columbia
Water & Sewer Authority,
3.000%, 10/01/2057 (Callable 07/01/2027)
(Mandatory Tender Date 10/01/2027)(1)	12,100,000	11,853,862
Total District of Columbia
(Cost $17,546,260)		16,938,719	1.0%
Florida
Broward County Housing Finance Authority,
3.500%, 04/01/2041 (Callable 10/01/2025)
(Mandatory Tender Date 04/01/2026)
(Insured by HUD)(1)	1,000,000	1,002,833
Capital Trust Agency, Inc.,
4.000%, 12/15/2024	145,000	143,863
City of Jacksonville FL:
5.000%, 11/01/2028 (Callable 11/01/2027)	445,000	468,232
5.000%, 10/01/2029 (Callable 10/01/2026)	1,175,000	1,243,287
City of Lakeland FL,
5.000%, 11/15/2028 (Callable 11/15/2026)	640,000	671,643
The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
City of Melbourne FL,
0.000%, 10/01/2023 (Insured by NATL)	$100,000	$99,160
City of Port St. Lucie FL,
5.000%, 07/01/2026	3,005,000	3,186,994
City of Tallahassee FL:
5.000%, 12/01/2024	200,000	202,951
5.000%, 12/01/2025	500,000	513,159
5.000%, 12/01/2026 (Callable 12/01/2025)	955,000	982,244
5.000%, 12/01/2027 (Callable 12/01/2025)	400,000	411,866
County of Broward FL,
4.000%, 10/01/2042 (Callable 07/31/2023)	300,000	294,164
County of Miami-Dade FL:
0.000%, 10/01/2023
(ETM) (Insured by NATL)	200,000	198,405
5.000%, 06/01/2027 (Callable 06/01/2025)	1,500,000	1,542,957
4.500%, 03/01/2033 (Callable 07/31/2023)	200,000	200,196
Florida Department of
Environmental Protection,
5.000%, 07/01/2025	525,000	544,085
Florida Development Finance Corp.:
4.000%, 06/15/2024	860,000	856,905
2.625%, 12/15/2024(3)	375,000	364,882
5.000%, 06/15/2025	220,000	222,087
5.250%, 02/01/2026
(Pre-refunded to 08/01/2023)	100,000	100,140
5.000%, 06/15/2026	840,000	853,831
5.000%, 06/15/2026	270,000	274,446
5.000%, 11/15/2026	1,000,000	1,046,080
2.375%, 06/01/2027
(Callable 07/31/2023)(3)	1,665,000	1,597,150
5.000%, 06/15/2027	390,000	399,691
5.000%, 06/15/2027	285,000	292,082
5.000%, 06/15/2028 (Callable 06/15/2027)	355,000	364,512
5.250%, 06/15/2029
(Callable 06/15/2027)(3)	1,200,000	1,186,713
3.000%, 07/01/2031(3)	1,225,000	1,104,362
6.125%, 07/01/2032 (Callable 04/02/2026)
(Mandatory Tender Date 07/01/2026)(1)(3)	2,000,000	2,012,523
Florida Higher Educational
Facilities Financial Authority:
5.000%, 04/01/2028 (Callable 04/01/2026)	485,000	503,032
5.000%, 11/01/2032 (Callable 11/01/2026)	965,000	1,014,166
Florida Housing Finance Corp.:
5.000%, 12/01/2026 (Mandatory Tender
Date 12/01/2025) (Insured by HUD)(1)	4,000,000	4,105,269
4.000%, 07/01/2047 (Callable 07/01/2025)
(Insured by GNMA)	40,000	39,873
Florida Municipal Loan Council,
5.000%, 12/01/2023 (Insured by AGM)	160,000	161,042
Greater Orlando Aviation Authority,
5.000%, 10/01/2027	4,000,000	4,235,572
Herons Glen Recreation District,
2.500%, 05/01/2027 (Insured by BAM)	250,000	238,811
Hillsborough County Industrial
Development Authority,
3.500%, 10/01/2028
(Pre-refunded to 10/01/2023)	405,000	405,080
Hollywood Beach Community
Development District I,
5.000%, 10/01/2027	545,000	572,927
Hollywood Community
Redevelopment Agency,
5.000%, 03/01/2024	820,000	828,075
Jacksonville Electric Authority:
5.000%, 10/01/2023	150,000	150,623
5.000%, 10/01/2023	210,000	210,873
Lee County School Board,
5.000%, 08/01/2023	190,000	190,200
Miami Beach Redevelopment Agency,
5.000%, 02/01/2027 (Callable 02/01/2024)	1,000,000	1,007,136
Orange County Health Facilities Authority:
4.000%, 08/01/2024	25,000	24,899
5.000%, 08/01/2028 (Callable 08/01/2024)	2,000,000	2,012,869
Orange County Housing Finance Authority:
4.000%, 09/01/2040 (Callable 09/01/2024)
(Insured by GNMA)	65,000	64,903
4.250%, 09/01/2049 (Callable 09/01/2027)
(Insured by GNMA)	175,000	174,551
Osceola County Expressway Authority,
0.000%, 10/01/2024 (ETM)	380,000	364,151
Pinellas County Housing Authority,
1.000%, 11/01/2027 (Insured by FNMA)	2,345,000	2,165,652
Pinellas County Industrial
Development Authority,
5.000%, 07/01/2029	450,000	460,200
Sarasota County Public Hospital District,
5.250%, 07/01/2024 (Insured by NATL)	150,000	151,345
School Board of Miami-Dade County,
5.000%, 05/01/2029 (Callable 05/01/2025)	4,000,000	4,101,864
Seminole County Industrial
Development Authority:
4.000%, 06/15/2024(3)	130,000	128,495
4.000%, 06/15/2025(3)	100,000	97,859
4.000%, 06/15/2026(3)	155,000	150,554
4.000%, 06/15/2027(3)	240,000	231,581
St. Johns River Power Park,
5.000%, 10/01/2024 (Callable 07/31/2023)	105,000	105,136
St. Lucie County School Board,
5.000%, 07/01/2027 (Callable 07/31/2023)	1,150,000	1,151,188
State of Florida,
5.000%, 07/01/2025	1,500,000	1,558,354
University of North Florida Financing Corp.,
5.000%, 11/01/2023 (Insured by AGM)	485,000	486,858
Volusia County Educational Facility Authority,
5.000%, 10/15/2033 (Callable 04/15/2025)	550,000	563,599
Total Florida
(Cost $51,190,283)		50,038,180	3.0%
Georgia
Atlanta Development Authority,
5.000%, 07/01/2024	140,000	142,167
Burke County Development Authority:
1.500%, 01/01/2040
(Mandatory Tender Date 02/03/2025)(1)	6,695,000	6,325,543
1.700%, 12/01/2049
(Mandatory Tender Date 08/22/2024)(1)	2,180,000	2,109,796
City of Atlanta GA:
5.000%, 01/01/2024 (Callable 07/31/2023)	515,000	515,657
4.000%, 07/01/2026 (Callable 07/31/2023)	100,000	100,044
Cobb-Marietta Coliseum &
Exhibit Hall Authority,
5.500%, 10/01/2026 (Insured by NATL)	620,000	644,808
Development Authority for Fulton County,
5.000%, 10/01/2027	1,015,000	1,083,438
Development Authority of Bulloch County,
5.000%, 07/01/2026	330,000	346,986
Development Authority of Monroe County,
2.250%, 07/01/2025 (Callable 06/13/2024)	1,390,000	1,322,988

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	$540,000	$590,561
George L Smith II Congress Center Authority,
3.625%, 01/01/2031(3)	5,120,000	4,579,612
Main Street Natural Gas, Inc.:
5.000%, 05/15/2026	610,000	621,043
5.000%, 09/01/2026 (Callable 06/01/2026)	500,000	512,431
5.500%, 09/15/2028	1,000,000	1,061,546
4.000%, 03/01/2050 (Callable 06/01/2026)
(Mandatory Tender Date 09/01/2026)(1)	8,330,000	8,279,885
4.000%, 07/01/2052 (Callable 06/01/2027)
(Mandatory Tender Date 09/01/2027)(1)	3,700,000	3,687,761
4.000%, 08/01/2052 (Callable 05/01/2027)
(Mandatory Tender Date 11/01/2027)(1)(3)	14,750,000	14,256,527
5.000%, 07/01/2053 (Callable 12/01/2029)
(Mandatory Tender Date 03/01/2030)(1)	10,000,000	10,447,988
Pelham School District,
5.000%, 09/01/2023 (Insured by ST AID)	290,000	290,652
State of Georgia,
5.000%, 12/01/2026	750,000	804,049
Total Georgia
(Cost $61,272,587)		57,723,482	3.5%
Illinois
Adams & Hancock Counties Community
Unit School District No. 4,
4.000%, 12/01/2026
(Callable 12/01/2025) (Insured by BAM)	275,000	280,834
Channahon Park District,
4.000%, 12/15/2026 (Insured by BAM)	380,000	387,841
Chicago Board of Education:
5.000%, 12/01/2023 (Insured by AGM)	500,000	501,884
5.250%, 12/01/2023 (Insured by AGC)	345,000	346,643
Chicago Midway International Airport,
5.000%, 01/01/2028 (Callable 01/01/2026)	1,750,000	1,796,842
Chicago Park District:
5.000%, 01/01/2024 (ETM)	0	—
5.000%, 01/01/2024	155,000	156,077
City of Chicago IL:
5.000%, 11/01/2025	2,000,000	2,071,040
5.000%, 11/01/2026 (Callable 11/01/2024)	1,410,000	1,436,332
0.000%, 01/01/2027 (Insured by NATL)	5,540,000	4,865,409
5.000%, 11/01/2028 (Callable 11/01/2024)	900,000	917,355
5.000%, 11/01/2028 (Callable 11/01/2026)	1,000,000	1,043,382
5.000%, 11/01/2029 (Callable 11/01/2026)	1,550,000	1,623,401
City of Country Club Hills IL,
3.000%, 01/01/2028 (Insured by BAM)	185,000	182,624
City of Evanston IL,
3.000%, 12/01/2028	5,885,000	5,932,727
City of Galesburg IL:
5.000%, 10/01/2025	125,000	127,038
5.000%, 10/01/2026	145,000	148,740
5.000%, 10/01/2027	175,000	181,324
5.000%, 10/01/2028	175,000	183,136
City of Princeton IL,
4.000%, 01/01/2025 (Insured by AGM)	120,000	121,032
City of Rockford IL,
5.000%, 12/15/2023 (Insured by BAM)	110,000	110,740
City of Springfield IL:
5.000%, 12/01/2023	155,000	155,916
5.000%, 12/01/2031 (Callable 12/01/2025)	325,000	336,199
Community Unit School District No. 427:
0.000%, 01/01/2026 (Insured by AGM)	1,000,000	911,657
0.000%, 01/01/2027 (Insured by AGM)	2,980,000	2,622,517
Cook County School District No. 130,
5.000%, 12/01/2025 (Insured by AGM)	1,320,000	1,375,718
Cook County School District No. 154,
3.500%, 12/01/2024 (Insured by BAM)	114,000	114,054
Cook County School District No. 99:
4.000%, 12/01/2024	760,000	767,313
4.000%, 12/01/2026 (Insured by BAM)	1,150,000	1,168,506
4.000%, 12/01/2027 (Insured by BAM)	1,195,000	1,223,087
Cook County Township
High School District No. 201,
0.000%, 12/01/2025 (Insured by AGM)	165,000	150,209
County of Cook IL:
5.000%, 11/15/2028 (Callable 11/15/2026)	3,000,000	3,155,741
5.000%, 11/15/2032 (Callable 11/15/2027)	1,000,000	1,072,883
DeKalb County Community
Unit School District No. 424,
0.000%, 01/01/2024
(ETM) (Insured by AMBAC)	855,000	841,214
Exceptional Children Have Opportunities,
5.000%, 12/01/2026	255,000	268,199
Hampshire Special Service Area No. 13,
3.000%, 03/01/2026 (Insured by BAM)	90,000	87,679
Illinois Development Finance Authority,
0.000%, 07/15/2025 (ETM)	2,885,000	2,688,942
Illinois Finance Authority:
5.000%, 08/01/2023	1,455,000	1,455,529
5.000%, 05/15/2024	350,000	354,540
5.000%, 11/01/2024	385,000	388,142
4.300%, 08/01/2028(3)	1,215,000	1,209,495
5.000%, 09/01/2029 (Callable 09/01/2026)	1,575,000	1,641,133
5.000%, 10/01/2030 (Callable 10/01/2026)	500,000	527,058
4.000%, 12/01/2032 (Callable 06/01/2026)	1,000,000	1,004,165
4.735%, 11/01/2034 (SOFR + 1.200%)
(Callable 03/01/2025)
(Mandatory Tender Date 09/01/2025)(2)	1,970,000	1,968,506
5.000%, 09/01/2042
(Pre-refunded to 09/01/2024)	570,000	581,826
5.000%, 05/15/2050 (Callable 05/15/2026)
(Mandatory Tender Date 11/15/2026)(1)	4,160,000	4,311,245
Illinois Housing Development Authority:
2.600%, 10/01/2025 (Insured by GNMA)	475,000	468,278
4.000%, 06/01/2026 (Mandatory Tender
Date 06/01/2025) (Insured by FHA)(1)	1,800,000	1,802,355
2.450%, 06/01/2043 (Callable 07/31/2023)
(Insured by GNMA)	182,399	148,718
4.500%, 10/01/2048 (Callable 04/01/2028)
(Insured by GNMA)	460,000	461,322
2.830%, 05/15/2050
(SIFMA Municipal Swap Index + 1.000%)
(Callable 11/15/2024)
(Mandatory Tender Date 05/15/2025)(2)	1,250,000	1,251,925
6.250%, 10/01/2052 (Callable 04/01/2032)
(Insured by GNMA)	4,995,000	5,419,789
Joliet Regional Port District,
4.000%, 06/30/2025
(Callable 06/30/2024) (Insured by AGM)	40,000	40,319
Kankakee, Iroquois, Ford, Etc. Counties
Community Unit School District No. 2,
4.000%, 12/01/2023 (Insured by AGM)	445,000	446,123
Kankakee, Will, Grundy, Etc. Counties
Community College District No. 520,
3.500%, 12/01/2026	2,885,000	2,875,025
Knox & Warren Counties
Community Unit School District No. 205,
5.000%, 12/01/2038 (Callable 12/01/2027)	2,000,000	2,094,278

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Lake County Elementary
School District No. 6,
0.000%, 12/01/2024 (Insured by AMBAC)	$70,000	$65,748
Lake County School District No. 38,
0.000%, 02/01/2025 (Insured by AMBAC)	210,000	196,905
Macon County School District No. 61,
4.000%, 12/01/2027 (Insured by AGM)	850,000	879,834
McHenry & Kane Counties Community
Consolidated School District No. 158,
0.000%, 01/01/2024 (Insured by AGC)	5,200,000	5,110,257
McHenry County Community
Unit School District No. 200,
5.250%, 01/15/2027 (Callable 01/15/2024)	160,000	161,712
Metropolitan Pier & Exposition Authority:
5.500%, 12/15/2023 (Insured by NATL)	40,000	40,259
0.000%, 06/15/2024 (Insured by NATL)	35,000	33,718
0.000%, 12/15/2025 (Insured by NATL)	65,000	59,134
0.000%, 06/15/2027 (Insured by AGM)	1,000,000	864,438
Metropolitan Water Reclamation
District of Greater Chicago,
5.000%, 12/01/2027 (Callable 12/01/2026)	535,000	566,049
Northern Illinois University:
5.000%, 04/01/2027 (Insured by BAM)	550,000	576,009
5.000%, 04/01/2028 (Insured by BAM)	650,000	689,545
5.000%, 10/01/2029 (Insured by BAM)	480,000	517,002
5.000%, 10/01/2030 (Insured by BAM)	325,000	351,698
Park Ridge Park District,
2.500%, 12/01/2028	2,960,000	2,816,581
Pike & Adams Counties Community
Unit School District No. 4,
4.000%, 12/01/2024 (Insured by BAM)	345,000	348,244
Plano Special Service Areas No. 3 & 4,
4.000%, 03/01/2030 (Callable 03/01/2025)	210,000	213,529
Sales Tax Securitization Corp.,
5.000%, 01/01/2024	200,000	201,496
Shelby Christian Macon Counties
Community School District No. 21:
4.000%, 12/01/2025
(Callable 12/01/2023) (Insured by AGM)	400,000	400,961
4.000%, 12/01/2026
(Callable 12/01/2023) (Insured by AGM)	435,000	435,888
South Sangamon Water Commission,
4.000%, 01/01/2027 (Insured by AGM)	400,000	406,297
Southwestern Illinois Development Authority,
7.125%, 11/01/2030
(Pre-refunded to 11/01/2023)	195,000	197,198
St. Charles Public Library District,
4.000%, 11/01/2028 (Callable 11/01/2024)	455,000	459,581
State of Illinois:
5.000%, 10/01/2023	2,785,000	2,793,445
5.000%, 10/01/2025	4,350,000	4,485,344
5.000%, 06/15/2026	6,580,000	6,848,789
6.000%, 06/15/2026 (Insured by BAM)	200,000	214,525
Town of Cicero IL,
4.000%, 01/01/2026 (Insured by BAM)	590,000	592,762
United City of Yorkville IL,
4.050%, 12/01/2027 (Callable 12/01/2023)	120,000	120,418
Upper Illinois River Valley
Development Authority:
5.000%, 12/01/2023	400,000	401,411
5.000%, 12/01/2028	1,050,000	1,103,873
Village of Calumet Park IL,
5.250%, 12/01/2029
(Callable 12/01/2024) (Insured by BAM)	500,000	516,366
Village of Crestwood IL,
4.500%, 12/15/2025
(Callable 07/31/2023) (Insured by BAM)	60,000	60,056
Village of Kenilworth IL:
4.000%, 12/01/2026	405,000	417,649
4.000%, 12/01/2027	220,000	229,767
Village of Lansing IL,
5.000%, 03/01/2024 (Insured by BAM)	230,000	231,743
Village of Lyons IL,
5.000%, 12/01/2025
(Callable 07/31/2023) (Insured by BAM)	25,000	25,028
Village of Orland Hills IL,
4.000%, 12/01/2023 (Insured by BAM)	130,000	130,150
Village of Rantoul IL,
4.300%, 01/01/2025 (Callable 07/31/2023)	125,000	125,097
Village of River Grove IL,
4.000%, 12/15/2028 (Insured by BAM)	430,000	444,148
Village of Romeoville IL:
5.000%, 10/01/2025 (Callable 04/01/2025)	1,100,000	1,107,087
5.000%, 10/01/2030 (Callable 04/01/2025)	1,000,000	1,008,948
Village of Schaumburg IL:
5.000%, 12/01/2025	870,000	902,017
4.000%, 12/01/2026	915,000	946,276
Village of Stone Park IL:
4.000%, 02/01/2024 (Insured by BAM)	135,000	135,382
4.000%, 02/01/2025 (Insured by BAM)	140,000	141,278
4.000%, 02/01/2026 (Insured by BAM)	220,000	223,822
4.750%, 02/01/2028
(Callable 07/31/2023) (Insured by BAM)	50,000	50,057
Village of Sugar Grove IL,
3.000%, 12/15/2025 (Callable 07/31/2023)	225,000	224,961
Washington County Community
Unit School Dist No. 10,
4.000%, 12/15/2024 (Insured by AGM)	250,000	252,425
Will County Community
High School District No. 210:
0.000%, 01/01/2024
(ETM) (Insured by AGM)	510,000	501,656
0.000%, 01/01/2024 (Insured by AGM)	1,275,000	1,250,473
Total Illinois
(Cost $111,815,141)		108,881,042	6.5%
Indiana
Cass County Indiana Building Corp.,
5.000%, 01/15/2028 (Insured by ST AID)	400,000	428,757
City of Elkhart IN,
3.000%, 10/01/2028 (Insured by BAM)	345,000	338,395
City of Hobart IN,
3.000%, 07/01/2025 (Insured by ST AID)	395,000	386,606
City of Kendallville IN,
3.500%, 11/01/2024 (Mandatory Tender
Date 11/01/2023) (Insured by HUD)(1)	1,935,000	1,930,762
City of Mishawaka IN,
5.000%, 03/01/2025 (Insured by AGM)	100,000	102,888
City of Muncie IN,
4.000%, 01/15/2024 (Insured by AGM)	170,000	170,309
City of Valparaiso IN,
4.000%, 08/01/2026 (Callable 08/01/2023)	375,000	375,109
County of St. Joseph IN,
5.000%, 04/01/2027	1,500,000	1,578,441
Fishers Redevelopment Authority,
4.000%, 07/15/2023	275,000	275,042
Frankton-Lapel Community
Schools Building Corp.:
5.000%, 01/15/2027 (Insured by ST AID)	1,325,000	1,407,989
5.000%, 07/15/2027 (Insured by ST AID)	1,390,000	1,489,326

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Hammond Multi-School Building Corp.,
5.000%, 01/15/2025 (Insured by ST AID)	$525,000	$537,790
Indiana Finance Authority:
5.000%, 09/15/2023	75,000	75,124
3.500%, 03/01/2024	5,150,000	5,140,342
5.000%, 09/01/2024	390,000	392,132
5.000%, 09/15/2024	815,000	825,211
5.000%, 09/15/2024	155,000	156,743
5.000%, 09/01/2025	445,000	448,245
5.000%, 09/15/2025	325,000	328,529
5.000%, 10/01/2025	675,000	686,151
5.000%, 07/01/2026	730,000	747,458
5.000%, 09/01/2026	1,520,000	1,538,494
5.000%, 09/15/2026 (Callable 09/15/2024)	700,000	708,992
5.000%, 10/01/2028	260,000	271,213
4.000%, 03/01/2038 (Callable 05/01/2028)
(Mandatory Tender Date 08/01/2028)(1)	5,000,000	4,951,033
Indiana Housing & Community
Development Authority:
5.000%, 11/01/2025
(Mandatory Tender Date 11/01/2024)(1)	1,300,000	1,314,612
3.500%, 01/01/2049 (Callable 01/01/2029)
(Insured by GNMA)	880,000	862,997
Indianapolis Board of School Commissioners:
5.000%, 07/15/2024 (Insured by ST AID)	500,000	508,354
5.000%, 07/15/2025 (Insured by ST AID)	750,000	778,311
5.000%, 01/15/2026 (Insured by ST AID)	1,000,000	1,048,446
Indianapolis Local Public
Improvement Bond Bank,
5.000%, 02/01/2030 (Callable 12/29/2023)	1,025,000	1,031,938
Marion High School Building Corp.,
4.000%, 01/15/2025 (Insured by ST AID)	200,000	201,769
Michigan City School Building Corp.,
5.000%, 07/15/2023 (Insured by ST AID)	180,000	180,079
Mishawaka School City
Multi-School Building Corp.,
5.000%, 01/15/2024 (Insured by ST AID)	410,000	411,668
Mount Vernon Community School Corp.:
5.000%, 07/15/2025 (Insured by ST AID)	395,000	407,550
5.000%, 01/15/2026 (Insured by ST AID)	1,065,000	1,107,628
Munster School Building Corp.:
4.000%, 07/15/2023 (Insured by ST AID)	160,000	160,023
5.000%, 01/15/2024 (Insured by ST AID)	225,000	226,903
Posey County Redevelopment Authority,
5.000%, 07/15/2025	6,000,000	6,149,160
Salem Middle School Building Corp.,
4.000%, 01/15/2024 (Insured by ST AID)	195,000	195,557
Tippecanoe County School Building Corp.:
5.000%, 07/15/2026 (Insured by ST AID)	330,000	346,563
5.000%, 01/15/2027 (Insured by ST AID)	300,000	318,069
Town of Rossville IN,
3.500%, 07/01/2023	60,000	60,000
Washington Indiana
Elementary School Building Corp.,
3.000%, 01/15/2024 (Insured by ST AID)	225,000	223,944
Total Indiana
(Cost $41,269,272)		40,824,652	2.4%
Iowa
City of Coralville IA:
4.000%, 06/01/2024	300,000	297,632
4.000%, 06/01/2025 (Callable 06/01/2024)	455,000	447,810
Iowa Finance Authority:
5.000%, 02/15/2031 (Callable 02/15/2024)	2,225,000	2,241,781
7.500%, 01/01/2032
(Callable 01/01/2030)(3)	2,250,000	2,140,524
3.500%, 07/01/2046 (Callable 01/01/2026)
(Insured by GNMA)	80,000	79,162
4.000%, 07/01/2047 (Callable 07/01/2027)
(Insured by GNMA)	500,000	496,323
4.000%, 07/01/2047 (Callable 07/01/2028)
(Insured by GNMA)	775,000	769,610
3.000%, 07/01/2051 (Callable 01/01/2031)
(Insured by GNMA)	970,000	928,196
6.000%, 07/01/2052 (Callable 07/01/2032)
(Insured by GNMA)	3,250,000	3,496,257
Iowa Higher Education Loan Authority:
3.000%, 04/01/2025	775,000	762,985
3.000%, 04/01/2026	800,000	781,752
3.000%, 04/01/2027	820,000	800,100
3.000%, 04/01/2028	845,000	815,654
Lake Panorama Improvement Zone:
3.000%, 06/01/2024	420,000	416,435
3.000%, 06/01/2025	430,000	422,633
PEFA, Inc.,
5.000%, 09/01/2049 (Callable 06/01/2026)
(Mandatory Tender Date 09/01/2026)(1)	6,600,000	6,729,424
Total Iowa
(Cost $22,183,723)		21,626,278	1.3%
Kansas
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	525,000	525,396
City of Manhattan KS,
4.000%, 06/01/2027 (Callable 06/01/2025)	1,100,000	1,097,137
Public Building Commission
of Johnson County,
5.000%, 09/01/2023	50,000	50,128
Total Kansas
(Cost $1,641,582)		1,672,661	0.1%
Kentucky
Calloway County Public Library District,
2.500%, 06/01/2029	685,000	668,477
City of Henderson KY,
3.500%, 11/01/2028	2,865,000	2,894,718
City of Versailles KY,
3.000%, 08/15/2026 (Callable 08/15/2024)	2,570,000	2,497,839
County of Carroll KY,
1.550%, 09/01/2042
(Mandatory Tender Date 09/01/2026)(1)	750,000	680,733
County of Kenton KY:
5.000%, 04/01/2024	375,000	379,761
5.000%, 04/01/2026	725,000	762,120
Frankfort Independent School
District Finance Corp.,
2.050%, 08/01/2024 (Insured by ST AID)	615,000	600,728
Kentucky Association of Counties,
4.000%, 02/01/2026	10,000	10,153
Kentucky Bond Development Corp.:
5.000%, 03/01/2026	150,000	155,391
5.000%, 03/01/2027	345,000	363,385
5.000%, 03/01/2028	190,000	203,081
Kentucky Economic Development
Finance Authority:
0.000%, 10/01/2024 (Insured by NATL)	1,145,000	1,090,459
0.000%, 12/01/2024
(ETM) (Insured by AGC)	200,000	191,118

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Kentucky Economic Development
Finance Authority: (cont.)
5.000%, 07/01/2025	$1,500,000	$1,511,880
0.000%, 10/01/2025 (Insured by NATL)	335,000	306,736
5.000%, 06/01/2026	240,000	247,027
0.000%, 10/01/2026 (Insured by NATL)	100,000	88,273
5.000%, 07/01/2028 (Callable 07/01/2025)	1,000,000	1,012,874
Kentucky Housing Corp.,
5.850%, 04/01/2048(1)	1,170,900	1,143,839
Kentucky Public Energy Authority:
4.607%, 12/01/2049
(1 Month LIBOR USD + 1.120%)
(Callable 03/01/2025)
(Mandatory Tender Date 06/01/2025)(2)	4,410,000	4,386,155
4.000%, 12/01/2050 (Callable 03/01/2026)
(Mandatory Tender Date 06/01/2026)(1)	7,925,000	7,908,827
Kentucky State Property &
Building Commission,
5.000%, 10/01/2032
(Callable 10/01/2027) (Insured by AGM)	250,000	266,637
Louisville & Jefferson County
Metropolitan Government,
5.000%, 10/01/2027 (Callable 10/01/2023)	500,000	501,452
Northern Kentucky University,
3.500%, 09/01/2028 (Insured by ST AID)	3,305,000	3,356,848
Perry County School District Finance Corp.,
2.000%, 12/01/2029 (Insured by ST AID)	2,580,000	2,469,744
Rural Water Financing Agency,
3.100%, 11/01/2024 (Callable 07/17/2023)	1,000,000	982,572
University of Louisville,
5.000%, 09/01/2026 (Insured by BAM)	845,000	883,562
Total Kentucky
(Cost $36,751,661)		35,564,389	2.1%
Louisiana
Calcasieu Parish Fire Protection District No. 1,
4.000%, 03/01/2024 (Insured by BAM)	155,000	155,612
City of Shreveport LA:
5.000%, 08/01/2023 (Insured by BAM)	175,000	175,185
5.000%, 03/01/2024 (Insured by BAM)	435,000	439,481
5.000%, 08/01/2028
(Callable 08/01/2027) (Insured by BAM)	1,615,000	1,713,343
3.125%, 10/01/2030(3)	2,215,000	2,080,821
East Ouachita Parish School District,
2.500%, 03/01/2024	200,000	198,668
Ernest N. Morial New Orleans
Exhibition Hall Authority,
5.000%, 07/15/2024	1,925,000	1,950,341
Louisiana Housing Corp.,
3.500%, 07/01/2025 (Mandatory Tender
Date 07/01/2024) (Insured by HUD)(1)	5,000,000	4,971,941
Louisiana Local Government
Environmental Facilities &
Community Development Authority:
5.000%, 08/01/2024 (Callable 08/01/2023)	185,000	185,206
3.020%, 04/01/2031
(Callable 04/01/2025)(3)	4,901,000	4,849,985
5.750%, 09/01/2035
(Pre-refunded to 09/01/2023)	75,000	75,281
Louisiana Public Facilities Authority:
5.000%, 10/01/2023	705,000	707,369
5.500%, 05/15/2027
(Pre-refunded to 05/15/2026)	2,015,000	2,107,091
0.000%, 10/01/2028(5)	160,000	163,722
Morehouse Parish Hospital
Service District No. 1,
4.000%, 10/01/2027	635,000	613,255
New Orleans Aviation Board:
5.000%, 10/01/2025 (Insured by AGM)	200,000	207,551
5.000%, 01/01/2027 (Callable 01/01/2025)	4,000,000	4,051,668
Plaquemines Port Harbor & Terminal District,
4.000%, 03/15/2025
(Mandatory Tender Date 03/15/2024)(1)	3,050,000	3,046,427
St. Landry Parish Road District No. 1,
3.250%, 03/01/2025
(Callable 03/01/2024) (Insured by BAM)	210,000	209,310
St. Tammany Parish Wide
School District No. 12:
5.000%, 03/01/2025	500,000	514,769
5.000%, 03/01/2026	415,000	435,611
5.000%, 03/01/2027	605,000	648,635
State of Louisiana,
5.000%, 06/15/2034
(Pre-refunded to 06/15/2024)	85,000	86,468
Total Louisiana
(Cost $30,239,048)		29,587,740	1.8%
Maine
Maine State Housing Authority:
2.700%, 11/15/2029 (Callable 11/15/2025)	190,000	180,599
3.500%, 11/15/2045 (Callable 05/15/2025)	725,000	720,085
4.000%, 11/15/2045 (Callable 11/15/2025)	90,000	89,732
4.000%, 11/15/2046 (Callable 05/15/2026)	770,000	766,602
3.500%, 11/15/2047 (Callable 11/15/2026)	555,000	546,892
4.000%, 11/15/2049 (Callable 05/15/2028)	935,000	927,418
4.000%, 11/15/2050 (Callable 05/15/2029)	1,420,000	1,408,804
5.000%, 11/15/2052 (Callable 11/15/2031)	3,765,000	3,882,487
Total Maine
(Cost $8,841,240)		8,522,619	0.5%
Maryland
City of Baltimore MD:
5.000%, 07/01/2024
(ETM) (Insured by FGIC)	60,000	60,313
5.000%, 10/15/2025	1,465,000	1,529,300
County of Frederick MD,
5.000%, 04/01/2027	1,145,000	1,234,024
County of Howard MD,
5.000%, 08/15/2026	3,805,000	4,048,551
County of Prince George’s MD,
5.000%, 07/15/2026	1,000,000	1,062,065
Maryland Community
Development Administration:
3.250%, 08/01/2024 (Insured by GNMA)	6,000,000	5,883,797
4.050%, 10/01/2024	2,000,000	1,994,672
4.600%, 12/01/2024	7,545,000	7,504,698
3.850%, 03/01/2025	4,000,000	3,949,868
3.750%, 03/01/2050 (Callable 03/01/2029)	2,610,000	2,572,761
5.000%, 09/01/2052 (Callable 03/01/2031)
(Insured by GNMA)	3,000,000	3,091,007
Maryland Health & Higher
Educational Facilities Authority:
5.000%, 07/01/2024	3,375,000	3,409,532
5.000%, 01/01/2026	495,000	506,839
5.000%, 01/01/2027	430,000	445,764
5.000%, 07/01/2027
(ETM) (Insured by AMBAC)	2,010,000	2,082,626
5.000%, 07/01/2045 (Callable 01/01/2027)
(Mandatory Tender Date 07/01/2027)(1)	3,200,000	3,356,726
The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Maryland Stadium Authority,
5.000%, 06/01/2027	$1,515,000	$1,627,997
Montgomery County Housing
Opportunities Commission,
4.000%, 07/01/2048 (Callable 07/01/2026)	250,000	248,347
State of Maryland,
5.000%, 03/15/2029 (Callable 03/15/2028)	3,350,000	3,689,152
Total Maryland
(Cost $49,020,768)		48,298,039	2.9%
Massachusetts
Massachusetts Bay Transportation Authority,
0.000%, 07/01/2030 (Callable 07/01/2026)	9,900,000	7,685,179
Massachusetts Development Finance Agency:
5.000%, 07/01/2025	775,000	777,975
2.800%, 07/01/2049
(SIFMA Municipal Swap Index + 0.600%)
(Callable 07/03/2023)
(Mandatory Tender Date 01/29/2026)(2)(3)	3,300,000	3,263,681
Massachusetts Housing Finance Agency:
4.000%, 12/01/2044 (Callable 06/01/2025)	65,000	64,766
4.000%, 12/01/2048 (Callable 06/01/2027)
(Insured by GNMA)	450,000	446,409
4.000%, 12/01/2048 (Callable 06/01/2027)
(Insured by GNMA)	260,000	258,314
4.000%, 06/01/2049 (Callable 12/01/2028)	565,000	560,360
Total Massachusetts
(Cost $13,447,933)		13,056,684	0.8%
Michigan
Bad Axe Public Schools,
4.000%, 05/01/2027 (Callable 05/01/2024)
(Insured by Q-SBLF)	630,000	634,630
City of Allen Park Brownfield
Redevelopment Authority,
4.000%, 05/01/2024 (Insured by BAM)	320,000	321,638
City of Allen Park MI,
4.000%, 09/01/2023 (Insured by BAM)	300,000	300,240
City of Kalamazoo MI,
5.000%, 10/01/2023	50,000	50,193
Comstock Public Schools,
5.000%, 11/01/2023 (Insured by AGM)	240,000	241,292
Detroit Wayne County Stadium Authority,
5.000%, 10/01/2026
(Callable 07/31/2023) (Insured by AGM)	90,000	90,074
Ingham County Brownfield
Redevelopment Authority,
4.125%, 08/01/2024
(Callable 07/31/2023) (Insured by AGM)	215,000	215,198
Michigan Finance Authority:
5.000%, 09/01/2024	200,000	202,783
4.000%, 10/01/2024	1,350,000	1,342,865
5.000%, 07/01/2025
(Callable 07/01/2024) (Insured by AGM)	1,620,000	1,643,238
5.000%, 09/01/2025	200,000	203,801
4.000%, 05/01/2026	60,000	61,302
5.000%, 09/01/2026	200,000	206,286
5.500%, 12/01/2026 (Callable 06/01/2025)	635,000	657,869
5.000%, 09/01/2027	280,000	292,695
5.000%, 04/01/2028 (Callable 10/01/2026)	1,000,000	1,050,550
4.500%, 10/01/2029 (Callable 10/01/2024)	3,000,000	2,998,512
5.000%, 07/01/2033
(Callable 07/01/2024) (Insured by AGM)	2,000,000	2,029,401
5.000%, 11/15/2044 (Callable 05/16/2026)
(Mandatory Tender Date 11/16/2026)(1)	3,735,000	3,880,829
Michigan State Housing
Development Authority:
3.500%, 06/01/2024 (Mandatory Tender
Date 12/01/2023) (Insured by HUD)(1)	3,440,000	3,428,060
4.000%, 06/01/2046 (Callable 12/01/2024)	310,000	308,921
3.500%, 06/01/2047 (Callable 06/01/2026)	1,930,000	1,902,399
3.500%, 12/01/2050 (Callable 06/01/2029)	1,495,000	1,462,762
3.000%, 06/01/2052 (Callable 12/01/2030)	900,000	864,499
5.500%, 06/01/2053 (Callable 12/01/2031)	2,965,000	3,126,571
Roseville Community Schools:
5.000%, 05/01/2025 (Insured by Q-SBLF)	2,175,000	2,241,653
5.000%, 05/01/2026 (Insured by Q-SBLF)	2,700,000	2,833,445
5.000%, 05/01/2027 (Insured by Q-SBLF)	2,265,000	2,422,818
Southeastern Oakland County
Resource Recovery Authority,
4.000%, 07/01/2024	580,000	580,085
Total Michigan
(Cost $36,140,271)		35,594,609	2.1%
Minnesota
Chaska Independent School District No. 112,
2.500%, 02/01/2029	2,110,000	1,996,372
City of Burnsville MN,
2.100%, 12/20/2027 (Callable 12/20/2026)	1,040,000	969,293
Duluth Economic Development Authority,
5.000%, 06/15/2026	350,000	356,440
Duluth Independent School District No. 709,
0.000%, 02/01/2029 (Callable 02/01/2028)
(Insured by SD CRED PROG)	1,850,000	1,505,995
Fergus Falls Independent
School District No. 544,
2.500%, 02/01/2024	105,000	104,021
Golden Valley Housing &
Redevelopment Authority,
4.000%, 02/01/2030 (Callable 02/01/2024)	1,070,000	1,076,851
Housing & Redevelopment Authority
of the City of St. Paul MN:
5.000%, 11/15/2025	465,000	476,426
5.000%, 12/01/2025	285,000	288,332
2.000%, 09/01/2026 (Callable 09/01/2024)	325,000	297,387
5.000%, 12/01/2027	1,065,000	1,082,617
Minnesota Higher Education
Facilities Authority:
3.000%, 12/01/2023	150,000	149,063
5.000%, 03/01/2024	165,000	165,963
4.000%, 12/01/2024	100,000	99,312
5.000%, 03/01/2027 (Callable 03/01/2026)	250,000	256,194
Minnesota Housing Finance Agency:
4.000%, 01/01/2038 (Callable 01/01/2024)	240,000	239,151
2.625%, 01/01/2040 (Callable 07/01/2029)
(Insured by GNMA)	4,530,000	3,663,828
3.200%, 07/01/2041
(SIFMA Municipal Swap Index + 0.550%)
(Callable 07/03/2023) (Mandatory Tender
Date 12/12/2023) (Insured by GNMA)(2)	310,000	309,983
2.800%, 01/01/2044 (Callable 07/01/2029)
(Insured by GNMA)	1,200,000	1,014,517
3.200%, 01/01/2045
(SIFMA Municipal Swap Index + 0.430%)
(Insured by GNMA)(2)	210,000	210,000
3.500%, 07/01/2046 (Callable 07/01/2025)
(Insured by GNMA)	1,535,000	1,517,967
4.000%, 01/01/2047 (Callable 01/01/2026)
(Insured by GNMA)	75,000	74,696

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Minnesota Housing Finance Agency: (cont.)
4.000%, 07/01/2047 (Callable 01/01/2027)
(Insured by GNMA)	$185,000	$184,083
3.000%, 07/01/2052 (Callable 07/01/2031)
(Insured by GNMA)	4,825,000	4,628,074
Northern Municipal Power Agency,
5.000%, 01/01/2027 (Callable 07/31/2023)	230,000	230,272
Zumbro Education District,
4.000%, 02/01/2025	330,000	329,208
Total Minnesota
(Cost $23,459,548)		21,226,045	1.3%
Mississippi
Brookhaven School District,
3.000%, 08/01/2023 (Insured by AGM)	200,000	199,936
City of Oxford MS,
3.000%, 09/01/2024	170,000	165,271
City of Ridgeland MS,
3.000%, 10/01/2024	1,505,000	1,488,385
City of Yazoo MS,
3.000%, 03/01/2026 (Insured by AGM)	130,000	129,521
County of Warren MS,
2.900%, 09/01/2032
(Mandatory Tender Date 09/01/2023)(1)	800,000	798,620
Mississippi Business Finance Corp.,
3.200%, 09/01/2028 (Callable 03/13/2024)	2,460,000	2,417,297
Mississippi Development Bank:
5.000%, 10/01/2023(3)	400,000	400,393
5.000%, 11/01/2023	530,000	532,031
5.000%, 03/01/2024 (Insured by AGM)	50,000	50,538
5.000%, 10/01/2024(3)	460,000	463,159
5.000%, 11/01/2024	720,000	731,808
5.000%, 11/01/2025 (Insured by BAM)	240,000	248,634
5.000%, 09/01/2027	485,000	500,961
5.000%, 07/01/2028	170,000	183,836
5.000%, 09/01/2028	575,000	597,959
5.000%, 11/01/2029 (Callable 11/01/2027)	300,000	306,324
Mississippi Home Corp.:
5.000%, 06/01/2028 (Insured by GNMA)	1,250,000	1,361,579
4.000%, 12/01/2048 (Callable 06/01/2028)
(Insured by GNMA)	285,000	282,658
3.500%, 12/01/2049 (Callable 12/01/2028)
(Insured by GNMA)	625,000	612,606
Mississippi Hospital Equipment
& Facilities Authority,
5.000%, 10/01/2040 (Callable 12/01/2026)
(Mandatory Tender Date 03/01/2027)(1)	1,065,000	1,112,101
Natchez-Adams School District,
5.000%, 02/01/2027	380,000	399,552
Total Mississippi
(Cost $13,302,151)		12,983,169	0.8%
Missouri
Arnold Retail Corridor Transportation
Development District,
3.000%, 11/01/2028 (Callable 11/01/2024)	185,000	174,166
City of St. Louis MO,
5.000%, 07/01/2023 (Insured by AGM)	415,000	415,000
Hanley Road Corridor Transportation
Development District,
2.000%, 10/01/2039 (Callable 10/01/2029)	1,155,000	1,127,899
Health & Educational Facilities Authority
of the State of Missouri:
3.000%, 08/01/2023	140,000	139,783
5.000%, 09/01/2023	285,000	285,349
5.000%, 09/01/2024	295,000	296,778
4.000%, 08/01/2025	150,000	146,531
5.000%, 08/01/2025 (Callable 08/01/2024)	350,000	348,695
5.000%, 02/01/2029 (Callable 02/01/2024)	4,775,000	4,778,017
5.000%, 02/01/2029 (Callable 02/01/2026)	215,000	215,608
5.000%, 02/01/2029 (Callable 02/01/2026)	1,195,000	1,198,383
5.000%, 02/01/2030 (Callable 02/01/2026)	440,000	440,193
Missouri Housing Development Commission:
3.400%, 11/01/2030 (Callable 11/01/2024)
(Insured by GNMA)	45,000	43,955
3.250%, 11/01/2052 (Callable 11/01/2030)
(Insured by GNMA)	3,805,000	3,683,376
4.750%, 11/01/2052 (Callable 05/01/2032)
(Insured by GNMA)	4,140,000	4,228,990
Missouri Joint Municipal
Electric Utility Commission,
5.000%, 12/01/2027 (Callable 06/01/2025)	2,125,000	2,182,152
Missouri Southern State University:
5.000%, 10/01/2026 (Insured by AGM)	105,000	110,242
5.000%, 10/01/2027 (Insured by AGM)	100,000	106,824
Move Rolla Transportation
Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)	10,000	9,706
Northwest Missouri State University,
5.000%, 06/01/2026 (Insured by BAM)	500,000	519,516
St. Joseph Industrial Development Authority,
3.350%, 01/01/2024	125,000	123,437
St. Louis Land Clearance for
Redevelopment Authority,
4.250%, 06/01/2026	2,655,000	2,651,136
Total Missouri
(Cost $23,707,637)		23,225,736	1.4%
Montana
City of Forsyth MT:
3.875%, 07/01/2028 (Callable 04/02/2028)	2,400,000	2,407,548
3.900%, 03/01/2031
(Callable 07/31/2023)(1)	11,000,000	10,658,738
City of Red Lodge MT,
2.000%, 07/01/2023 (Insured by BAM)	270,000	270,000
Montana Board of Housing:
3.500%, 08/01/2025
(Mandatory Tender Date 08/01/2024)(1)	4,000,000	3,977,919
4.750%, 12/01/2025
(Mandatory Tender Date 12/01/2024)(1)	7,000,000	7,070,048
4.000%, 12/01/2043 (Callable 12/01/2027)	520,000	515,987
4.000%, 06/01/2049
(Callable 12/01/2027) (Insured by FHA)	550,000	545,828
6.000%, 06/01/2053 (Callable 06/01/2032)	2,140,000	2,316,547
Montana Facility Finance Authority:
4.000%, 07/01/2025	155,000	154,459
5.000%, 07/01/2025 (Insured by MT BRD)	110,000	113,784
4.000%, 07/01/2026	330,000	328,979
Total Montana
(Cost $28,776,011)		28,359,837	1.7%
Nebraska
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2030 (Callable 05/15/2024)	1,500,000	1,508,345
Nebraska Investment Finance Authority,
3.000%, 03/01/2052 (Callable 03/01/2031)
(Insured by GNMA)	4,760,000	4,552,660

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Papio-Missouri River
Natural Resources District,
3.000%, 12/01/2029 (Callable 10/12/2026)	$330,000	$328,015
Total Nebraska
(Cost $6,613,731)		6,389,020	0.4%
Nevada
City of Reno NV,
5.000%, 06/01/2031 (Insured by AGM)	—	—
City of Yerington NV,
1.625%, 11/01/2023 (Callable 07/31/2023)
(Insured by USDA)	7,000,000	6,937,525
County of Clark NV:
5.000%, 07/01/2025	490,000	507,717
5.000%, 12/01/2026	1,430,000	1,527,768
Las Vegas Redevelopment Agency:
5.000%, 06/15/2026	1,000,000	1,029,827
3.000%, 06/15/2032 (Callable 06/15/2026)	790,000	726,102
Nevada Housing Division:
4.000%, 10/01/2049 (Callable 10/01/2028)
(Insured by GNMA)	900,000	892,831
3.000%, 04/01/2051 (Callable 10/01/2030)
(Insured by GNMA)	1,225,000	1,178,222
Total Nevada
(Cost $13,096,241)		12,799,992	0.8%
New Hampshire
Hollis School District,
2.769%, 06/28/2027
(Callable 07/21/2023)(3)	1,212,469	1,144,589
New Hampshire Business Finance Authority,
4.000%, 01/01/2028 (Callable 01/01/2026)	575,000	555,942
Total New Hampshire
(Cost $1,827,220)		1,700,531	0.1%
New Jersey
Atlantic City Board of Education:
3.400%, 08/15/2023(3)	171,000	170,828
3.400%, 08/15/2024(3)	793,000	787,529
City of Atlantic City NJ,
5.000%, 03/01/2024 (Insured by BAM)	300,000	302,973
City of Trenton NJ,
4.000%, 07/15/2023 (Insured by AGM)	200,000	200,042
City of Union City NJ,
5.000%, 11/01/2023 (Insured by ST AID)	1,435,000	1,440,730
New Jersey Economic Development Authority:
5.000%, 06/15/2024	390,000	395,777
5.250%, 07/01/2025 (Insured by NATL)	380,000	390,524
3.450%, 09/01/2025 (SIFMA Municipal
Swap Index + 1.250%) (Callable
03/01/2025) (Insured by ST AID)(2)	20,000	20,021
5.000%, 06/15/2026 (Callable 06/15/2024)	400,000	406,910
3.125%, 07/01/2029 (Callable 07/01/2027)	935,000	892,533
New Jersey Health Care
Facilities Financing Authority,
5.000%, 07/01/2043 (Callable 04/01/2024)
(Mandatory Tender Date 07/01/2024)(1)	2,250,000	2,285,271
New Jersey Housing &
Mortgage Finance Agency:
3.125%, 02/01/2025 (Callable 02/01/2024)
(Mandatory Tender Date 08/01/2024)
(Insured by HUD)(1)	1,000,000	985,584
5.000%, 05/01/2025 (Insured by HUD)	2,190,000	2,220,617
5.000%, 11/01/2025 (Insured by HUD)	1,615,000	1,641,268
3.600%, 05/01/2026 (Insured by HUD)	3,045,000	3,045,357
4.500%, 10/01/2048 (Callable 10/01/2027)	475,000	476,990
4.750%, 10/01/2050 (Callable 04/01/2028)	1,055,000	1,064,678
5.000%, 10/01/2053 (Callable 04/01/2031)	3,390,000	3,504,649
New Jersey Transportation
Trust Fund Authority:
0.000%, 12/15/2026 (Insured by AMBAC)	210,000	185,953
0.000%, 12/15/2027 (Insured by BAM)	2,245,000	1,926,276
0.000%, 12/15/2027 (Insured by NATL)	130,000	111,495
0.000%, 12/15/2028 (Insured by BAM)	4,850,000	4,014,310
0.000%, 12/15/2029 (Insured by AGM)	3,190,000	2,540,369
Newark Housing Authority,
5.000%, 12/01/2028
(Callable 12/01/2026) (Insured by AGM)	1,500,000	1,594,081
Passaic Valley Sewerage Commission,
3.000%, 12/01/2029
(Callable 12/01/2028) (Insured by AGM)	2,000,000	1,970,804
Salem County Improvement Authority,
4.000%, 08/15/2026 (Insured by AGM)	475,000	478,530
Township of Mahwah NJ,
1.000%, 01/15/2026	1,320,000	1,237,923
Washington Township
Municipal Utilities Authority,
0.000%, 12/15/2023 (Insured by NATL)	25,000	24,590
Total New Jersey
(Cost $34,824,865)		34,316,612	2.1%
New Mexico
Los Lunas School District No. 1,
2.000%, 07/15/2024 (Callable 07/31/2023)
(Insured by ST AID)	800,000	783,327
New Mexico Mortgage Finance Authority:
3.500%, 03/01/2045 (Callable 03/01/2026)	50,000	49,104
3.750%, 03/01/2048 (Callable 03/01/2027)
(Insured by GNMA)	240,000	236,718
4.250%, 07/01/2049 (Callable 01/01/2028)
(Insured by GNMA)	255,000	254,312
3.750%, 01/01/2050 (Callable 01/01/2029)
(Insured by GNMA)	1,565,000	1,543,035
4.250%, 01/01/2050 (Callable 07/01/2028)
(Insured by GNMA)	1,800,000	1,795,300
3.000%, 01/01/2052 (Callable 07/01/2030)
(Insured by GNMA)	3,870,000	3,724,001
Roswell Independent School District,
3.000%, 08/01/2024 (Insured by ST AID)	545,000	542,021
Total New Mexico
(Cost $9,244,637)		8,927,818	0.5%
New York
Albany Capital Resource Corp.,
5.000%, 05/01/2027 (Callable 05/01/2026)	1,000,000	1,038,019
Albany County Capital Resource Corp.,
2.600%, 07/01/2025	640,000	618,169
Amherst Industrial Development Agency,
3.900%, 04/01/2026 (Mandatory Tender
Date 04/01/2025) (Insured by FHA)(1)	8,250,000	8,251,405
City of Amsterdam NY,
5.000%, 06/20/2024	1,597,914	1,602,146
City of New York NY,
5.000%, 06/01/2044 (Callable 06/01/2025)
(Mandatory Tender Date 12/01/2025)(1)	4,000,000	4,124,737
City of Poughkeepsie NY:
4.000%, 04/15/2024	280,000	278,642
4.000%, 04/15/2026	450,000	444,970

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Genesee Valley Central School District:
5.000%, 06/15/2027 (Insured by AGM)	$1,390,000	$1,498,708
5.000%, 06/15/2028 (Insured by AGM)	1,460,000	1,608,448
Geneva Development Corp.:
5.000%, 09/01/2023 (ETM)	30,000	30,080
5.000%, 09/01/2024
(Pre-refunded to 09/01/2023)	50,000	50,134
Hempstead Town Local Development Corp.,
5.000%, 07/01/2025 (Callable 07/31/2023)	815,000	815,908
Huntington Local Development Corp.:
3.000%, 07/01/2025	130,000	130,000
4.000%, 07/01/2027	5,050,000	4,823,680
Long Island Power Authority,
4.394%, 05/01/2033
(1 Month LIBOR USD + 0.750%)
(Callable 07/31/2023)
(Mandatory Tender Date 10/01/2023)(2)	3,235,000	3,236,413
New York City Housing Development Corp.:
2.950%, 11/01/2045 (Callable 05/01/2025)
(Mandatory Tender Date 02/01/2026)
(Insured by FNMA)(1)	225,000	220,950
3.000%, 02/15/2048 (Callable 05/15/2024)	8,000,000	7,841,796
3.500%, 02/15/2048 (Callable 05/15/2024)	5,100,000	5,003,606
2.750%, 05/01/2050 (Callable 07/17/2023)
(Mandatory Tender Date 12/29/2023)(1)	300,000	298,329
0.700%, 11/01/2060 (Callable 07/21/2023)
(Mandatory Tender Date 05/01/2025)
(Insured by FHA)(1)	2,590,000	2,409,704
0.600%, 05/01/2061 (Callable 07/21/2023)
(Mandatory Tender Date 07/01/2025)
(Insured by FHA)(1)	1,520,000	1,406,483
3.400%, 11/01/2062 (Callable 05/01/2025)
(Mandatory Tender Date 12/22/2026)
(Insured by FHA)(1)	4,000,000	3,940,966
New York State Dormitory Authority:
5.000%, 02/15/2028 (Callable 02/15/2024)	1,180,000	1,192,737
5.000%, 07/01/2028 (Callable 07/01/2025)	505,000	518,736
5.000%, 05/01/2048 (Callable 11/01/2023)
(Mandatory Tender Date 05/01/2024)(1)	2,000,000	2,008,567
New York State Housing Finance Agency:
0.700%, 11/01/2024 (Callable 07/21/2023)
(Insured by SONYMA)	2,500,000	2,400,542
1.600%, 11/01/2024 (Callable 07/21/2023)	8,430,000	8,175,654
0.750%, 05/01/2025 (Callable 07/21/2023)
(Insured by SONYMA)	4,820,000	4,497,382
0.750%, 11/01/2025 (Callable 07/21/2023)
(Insured by SONYMA)	7,525,000	6,944,535
0.650%, 11/01/2056 (Callable 07/21/2023)
(Mandatory Tender Date 11/01/2025)
(Insured by SONYMA)(1)	4,300,000	3,945,508
Oneida County Local Development Corp.,
5.000%, 12/01/2029 (Callable 12/01/2023)
(Insured by AGM)	715,000	720,470
State of New York Mortgage Agency:
3.500%, 10/01/2043 (Callable 07/17/2023)	25,000	24,856
4.000%, 10/01/2046 (Callable 04/01/2025)	110,000	109,565
Town of Oyster Bay NY,
4.000%, 02/15/2026 (Insured by BAM)	95,000	97,563
Triborough Bridge & Tunnel Authority,
3.770%, 01/01/2032 (SOFR + 0.380%)
(Callable 11/01/2023)
(Mandatory Tender Date 02/01/2024)(2)	2,765,000	2,749,099
Village of Island Park NY,
4.950%, 03/01/2024	1,515,000	1,513,787
Westchester County Local Development Corp.:
2.875%, 07/01/2026(3)	1,000,000	953,436
3.200%, 07/01/2028(3)	5,855,000	5,478,922
Total New York
(Cost $92,923,519)		91,004,652	5.5%
North Carolina
City of Raleigh NC,
5.000%, 09/01/2027	750,000	817,087
County of Forsyth NC,
5.000%, 06/01/2027	4,915,000	5,328,807
County of Wake NC,
5.000%, 11/01/2027	1,140,000	1,247,463
Inlivian:
2.375%, 04/01/2025
(Mandatory Tender Date 04/01/2024)(1)	8,332,000	8,250,820
5.000%, 06/01/2043 (Callable 12/01/2025)
(Mandatory Tender Date 06/01/2026)
(Insured by HUD)(1)	5,348,000	5,483,800
North Carolina Housing Finance Agency:
4.000%, 07/01/2048 (Callable 07/01/2027)
(Insured by GNMA)	215,000	213,315
4.000%, 07/01/2050 (Callable 07/01/2029)	2,600,000	2,579,305
6.000%, 07/01/2053 (Callable 07/01/2031)
(Insured by GNMA)	4,200,000	4,526,841
North Carolina Medical Care Commission,
4.000%, 10/01/2027	1,020,000	1,006,261
Raleigh Housing Authority:
5.000%, 10/01/2026
(Mandatory Tender Date 10/01/2025)(1)	4,000,000	4,069,505
5.000%, 12/01/2026
(Mandatory Tender Date 12/01/2025)
(Insured by FHA)(1)	4,000,000	4,090,486
Total North Carolina
(Cost $38,007,036)		37,613,690	2.3%
North Dakota
Cass County Joint Water Resource District,
0.480%, 05/01/2024 (Callable 07/31/2023)	2,500,000	2,406,559
City of Horace ND:
4.000%, 01/01/2025 (Callable 01/01/2024)	2,000,000	2,001,012
3.000%, 05/01/2025	250,000	240,463
3.000%, 05/01/2025	205,000	197,180
5.125%, 07/01/2025 (Callable 07/01/2024)	1,000,000	1,000,222
3.000%, 05/01/2026	345,000	327,064
3.000%, 05/01/2026	100,000	94,801
3.000%, 05/01/2027 (Callable 05/01/2026)	265,000	248,076
3.000%, 05/01/2028 (Callable 05/01/2027)	305,000	282,190
5.000%, 05/01/2031	3,465,000	3,628,537
City of Mayville ND,
3.750%, 08/01/2025 (Callable 08/01/2023)	4,000,000	3,862,632
City of Watford City ND,
3.000%, 12/01/2023 (Insured by AGM)	1,825,000	1,814,856
County of McKenzie ND,
5.000%, 08/01/2023	1,120,000	1,120,613
County of Ward ND,
4.000%, 04/01/2024 (Callable 07/31/2023)
(Insured by AGM)	400,000	400,361
Jamestown Park District,
2.900%, 07/01/2035 (Callable 07/01/2023)	95,000	95,000
North Dakota Housing Finance Agency:
4.000%, 07/01/2048 (Callable 01/01/2027)	330,000	327,672
4.000%, 01/01/2051 (Callable 07/01/2029)	2,010,000	1,994,001
3.000%, 07/01/2052 (Callable 01/01/2031)	2,815,000	2,695,264

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Williston Parks & Recreation District:
4.500%, 03/01/2025 (Callable 07/17/2023)	$300,000	$295,034
4.625%, 03/01/2026 (Callable 07/17/2023)	2,620,000	2,552,492
Williston Public School District No. 1,
3.000%, 08/01/2026 (Callable 08/01/2024)
(Insured by SD CRED PROG)	1,015,000	999,833
Total North Dakota
(Cost $27,478,563)		26,583,862	1.6%
Ohio
Akron Bath Copley Joint
Township Hospital District:
5.000%, 11/15/2025	50,000	51,115
5.000%, 11/15/2026	120,000	123,876
5.000%, 11/15/2028	1,240,000	1,300,542
American Municipal Power, Inc.,
5.250%, 11/29/2023 (Insured by ST AID)	1,105,000	1,110,345
City of Cleveland OH,
5.000%, 10/01/2031 (Callable 04/01/2028)	1,070,000	1,171,442
City of Gahanna OH,
5.000%, 11/02/2023	5,000,000	5,012,548
City of Huron OH,
3.125%, 12/01/2024	225,000	221,528
City of Kirtland OH,
4.250%, 04/18/2024 (Insured by ST AID)	1,002,000	1,003,112
City of Lorain OH:
3.000%, 12/01/2023 (Insured by BAM)	185,000	184,704
3.000%, 12/01/2024 (Insured by BAM)	130,000	129,664
3.000%, 12/01/2025 (Insured by BAM)	135,000	133,808
3.000%, 12/01/2026 (Insured by BAM)	135,000	134,016
City of Middleburg Heights OH:
4.000%, 08/01/2025	165,000	166,273
5.000%, 08/01/2026	270,000	281,132
5.000%, 08/01/2027	280,000	295,093
City of Tiffin OH,
2.500%, 12/01/2024 (Callable 12/01/2023)	250,000	245,575
City of Waterville OH,
1.000%, 12/01/2026	1,670,000	1,550,941
City of Whitehall OH,
4.750%, 11/30/2023 (Insured by ST AID)	5,545,000	5,547,145
Cleveland-Cuyahoga County Port Authority,
5.000%, 08/01/2026 (Callable 08/01/2024)	550,000	558,767
Columbus-Franklin County Finance Authority,
4.000%, 05/15/2035 (Callable 11/15/2032)	1,625,000	1,563,999
County of Allen OH,
5.000%, 10/01/2049 (Callable 02/03/2027)
(Mandatory Tender Date 08/03/2027)(1)	800,000	844,697
County of Montgomery OH:
5.000%, 11/15/2025	2,500,000	2,557,460
5.000%, 11/15/2027	2,015,000	2,112,758
5.250%, 05/01/2029
(Pre-refunded to 11/12/2023)	1,050,000	1,057,073
County of Van Wert OH,
6.125%, 12/01/2049
(Pre-refunded to 12/01/2029)	5,000,000	5,836,574
Cuyahoga Metropolitan Housing Authority:
4.000%, 12/01/2025	335,000	338,341
4.750%, 12/01/2027 (Mandatory Tender
Date 12/01/2025) (Insured by FHA)(1)	2,550,000	2,589,696
Greater Cleveland Regional Transit Authority,
5.000%, 12/01/2023	145,000	146,032
Northeast Ohio Medical University,
5.000%, 12/01/2025	125,000	128,001
Northwest Local School District,
0.000%, 12/01/2026
(Insured by SD CRED PROG)	440,000	389,432
Ohio Air Quality Development Authority,
4.000%, 09/01/2030
(Mandatory Tender Date 06/01/2027)(1)	4,745,000	4,703,783
Ohio Higher Educational
Facility Commission:
5.000%, 11/01/2023	580,000	582,878
5.000%, 05/01/2024	705,000	713,127
5.000%, 05/01/2024	415,000	419,784
5.000%, 03/01/2025	585,000	587,082
5.000%, 05/01/2025	595,000	609,940
5.000%, 05/01/2025	455,000	466,425
5.000%, 05/01/2026 (Callable 05/01/2025)	750,000	770,670
Ohio Housing Finance Agency:
3.350%, 07/01/2025 (Mandatory Tender
Date 07/01/2024) (Insured by HUD)(1)	2,500,000	2,472,509
4.000%, 11/01/2025
(Mandatory Tender Date 11/01/2024)(1)	7,000,000	6,997,600
5.000%, 12/01/2026 (Mandatory Tender
Date 12/01/2025) (Insured by FHA)(1)	1,000,000	1,024,929
4.000%, 03/01/2047 (Callable 09/01/2025)
(Insured by GNMA)	45,000	44,707
4.500%, 03/01/2050 (Callable 09/01/2028)	1,975,000	1,980,503
3.750%, 09/01/2050 (Callable 03/01/2029)
(Insured by GNMA)	5,435,000	5,355,410
3.250%, 09/01/2052 (Callable 09/01/2031)
(Insured by GNMA)	5,550,000	5,372,659
Ohio Turnpike & Infrastructure Commission,
5.500%, 02/15/2024 (Insured by BHAC)	420,000	426,151
Port of Greater Cincinnati
Development Authority:
3.125%, 11/15/2023	65,000	64,849
5.000%, 05/01/2025
(Callable 11/01/2023)(3)	8,040,000	7,997,788
5.000%, 04/01/2026	175,000	181,716
5.000%, 04/01/2027	250,000	264,062
4.000%, 11/15/2028	770,000	786,085
State of Ohio,
5.000%, 05/01/2034 (Callable 05/01/2025)	575,000	592,930
Toledo-Lucas County Port Authority,
2.000%, 11/15/2031	955,000	868,300
Troy City School District,
2.050%, 12/01/2023 (Callable 07/31/2023)	45,000	44,660
University of Akron,
5.000%, 01/01/2034
(Callable 07/01/2026) (Insured by BAM)	2,195,000	2,262,433
Village of Bluffton OH,
5.000%, 12/01/2025	1,500,000	1,537,741
Village of Cuyahoga Heights OH,
4.000%, 12/01/2023 (Insured by AGM)	95,000	95,144
Total Ohio
(Cost $86,251,749)		84,009,554	5.0%
Oklahoma
Catoosa Industrial Authority,
4.000%, 10/01/2028 (Callable 10/01/2026)	60,000	57,985
Garfield County Educational
Facilities Authority,
5.000%, 09/01/2027 (Callable 09/01/2026)	3,780,000	3,960,576
Grady County School Finance Authority:
5.000%, 12/01/2024	565,000	576,444
5.000%, 12/01/2025	945,000	974,037
5.000%, 12/01/2026	1,015,000	1,062,211
Muskogee Industrial Trust,
5.000%, 09/01/2026	1,775,000	1,829,725
The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Oklahoma County Finance Authority,
5.000%, 09/01/2024	$350,000	$355,983
Oklahoma County Independent
School District No. 12,
0.050%, 03/01/2024	1,465,000	1,423,058
Oklahoma County Independent
School District No. 52:
4.000%, 07/01/2027(6)	4,140,000	4,270,911
4.000%, 07/01/2028(6)	3,990,000	4,152,512
Oklahoma Development Finance Authority:
5.000%, 08/01/2023	485,000	485,051
2.600%, 03/01/2024	345,000	341,589
5.000%, 08/01/2024	585,000	586,556
Oklahoma Housing Finance Agency:
4.000%, 06/01/2028 (Mandatory Tender
Date 06/01/2025) (Insured by FHA)(1)	1,250,000	1,250,560
5.000%, 03/01/2052 (Callable 03/01/2031)
(Insured by GNMA)	1,880,000	1,937,925
Purcell Public Works Authority:
5.000%, 03/01/2024	250,000	252,364
5.000%, 03/01/2025	200,000	204,996
5.000%, 03/01/2026	435,000	453,438
5.000%, 03/01/2027	880,000	934,669
Sallisaw Municipal Authority:
4.000%, 06/01/2024	655,000	652,506
4.000%, 06/01/2025	680,000	673,737
4.000%, 06/01/2026	710,000	702,472
4.000%, 06/01/2028 (Callable 06/01/2026)	765,000	760,012
Texas County Development Authority,
4.000%, 12/01/2023	675,000	675,808
Tulsa County Industrial Authority,
5.000%, 09/01/2024	400,000	407,522
Tulsa Industrial Authority,
5.000%, 10/01/2023	790,000	789,698
Total Oklahoma
(Cost $30,442,430)		29,772,345	1.8%
Oregon
County of Crook OR,
0.000%, 06/01/2028(5)	455,000	414,414
County of Yamhill OR:
4.000%, 10/01/2023	425,000	424,323
4.000%, 10/01/2024	425,000	422,350
Oregon State Business
Development Commission,
2.400%, 12/01/2040
(Mandatory Tender Date 08/14/2023)(1)	100,000	99,816
State of Oregon:
5.000%, 08/01/2026	1,750,000	1,860,412
4.000%, 12/01/2048 (Callable 12/01/2026)	385,000	382,226
State of Oregon Housing &
Community Services Department:
3.875%, 01/01/2033 (Callable 07/01/2024)	235,000	232,044
3.500%, 07/01/2036 (Callable 01/01/2025)	35,000	34,771
4.500%, 01/01/2049 (Callable 07/01/2027)	845,000	846,477
4.500%, 07/01/2049 (Callable 07/01/2027)	235,000	235,171
Yamhill County Hospital Authority:
1.750%, 11/15/2026 (Callable 07/21/2023)	680,000	637,210
2.125%, 11/15/2027 (Callable 07/21/2023)	2,250,000	2,033,810
2.500%, 11/15/2028 (Callable 07/21/2023)	2,550,000	2,181,738
Total Oregon
(Cost $10,067,881)		9,804,762	0.6%
Pennsylvania
Aliquippa Municipal Water Authority,
2.000%, 11/15/2023
(Callable 07/31/2023) (Insured by BAM)	250,000	248,128
Blacklick Valley School District,
5.000%, 11/15/2023 (Insured by AGM)	190,000	191,240
Borough of Lewistown PA:
4.000%, 09/01/2023 (Insured by AGM)	315,000	315,277
4.000%, 09/01/2024 (Insured by AGM)	100,000	100,813
Bucks County Industrial
Development Authority,
5.000%, 07/01/2025	350,000	344,995
Caernarvon Township Authority:
4.000%, 09/01/2023 (Insured by AGM)	100,000	100,096
4.000%, 09/01/2024 (Insured by AGM)	140,000	141,377
4.000%, 09/01/2027
(Callable 09/01/2024) (Insured by AGM)	130,000	131,036
4.000%, 09/01/2028
(Callable 09/01/2024) (Insured by AGM)	165,000	166,273
4.000%, 09/01/2029
(Callable 09/01/2024) (Insured by AGM)	170,000	171,314
4.000%, 09/01/2030
(Callable 09/01/2024) (Insured by AGM)	175,000	176,083
Carmichaels Area School District,
4.000%, 09/01/2023 (Insured by BAM)	155,000	155,136
City of Bradford PA,
2.500%, 11/01/2025 (Insured by AGM)	395,000	381,080
City of Erie Higher Education
Building Authority:
5.000%, 05/01/2025	160,000	161,398
5.000%, 05/01/2027	225,000	229,739
City of York PA,
5.000%, 11/15/2025	1,505,000	1,520,305
Coatesville School District,
5.000%, 08/01/2023 (Insured by AGM)	150,000	150,174
County of Allegheny PA,
4.100%, 11/01/2026
(3 Month LIBOR USD + 0.550%)
(Callable 07/31/2023) (Insured by AGM)(2)	1,985,000	1,978,528
County of Lackawanna PA,
4.000%, 09/01/2026 (Insured by BAM)	1,445,000	1,477,339
County of McKean PA,
4.000%, 11/01/2023 (Insured by BAM)	395,000	395,645
Cumberland County Municipal Authority:
5.000%, 01/01/2029
(Pre-refunded to 01/01/2025)	190,000	194,981
5.000%, 01/01/2029
(Pre-refunded to 01/01/2025)	445,000	456,667
5.000%, 01/01/2029 (Callable 01/01/2025)	490,000	493,488
Delaware Valley Regional Finance Authority:
4.247%, 09/01/2048 (1 Month LIBOR
USD + 0.760%) (Callable 09/01/2023)
(Mandatory Tender Date 09/01/2024)(2)	2,000,000	2,001,292
4.367%, 09/01/2048 (1 Month LIBOR
USD + 0.880%) (Callable 09/01/2024)
(Mandatory Tender Date 09/01/2025)(2)	2,000,000	1,997,975
East Hempfield Township
Industrial Development Authority,
5.000%, 07/01/2029
(Pre-refunded to 07/01/2024)	1,730,000	1,758,978
Indiana County Municipal
Services Authority:
5.000%, 10/01/2026 (Insured by BAM)	300,000	311,332
5.000%, 10/01/2027 (Insured by BAM)	310,000	325,885
5.000%, 10/01/2028 (Insured by BAM)	325,000	345,635
Lancaster City Parking Authority,
3.000%, 12/01/2027 (Insured by BAM)	645,000	633,060

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Latrobe Industrial Development Authority:
5.000%, 03/01/2027	$395,000	$401,499
5.000%, 03/01/2028	215,000	219,748
5.000%, 03/01/2029	150,000	154,065
5.000%, 03/01/2030	125,000	128,469
Lycoming County Authority,
4.000%, 11/01/2043
(Mandatory Tender Date 05/01/2024)(1)	1,260,000	1,258,139
Montgomery County Industrial
Development Authority:
4.000%, 12/01/2023	125,000	124,894
4.000%, 12/01/2024	200,000	199,675
4.000%, 12/01/2025	240,000	239,706
4.100%, 04/01/2053
(Mandatory Tender Date 04/03/2028)(1)	3,400,000	3,462,974
North Penn Water Authority:
2.660%, 11/01/2023 (SIFMA Municipal
Swap Index + 0.460%)(2)	205,000	204,925
2.760%, 11/01/2024
(SIFMA Municipal Swap Index + 0.560%)
(Callable 11/01/2023)(2)	845,000	845,227
Northampton County
General Purpose Authority,
4.684%, 08/15/2048 (1 Month LIBOR
USD + 1.040%) (Callable 07/21/2023)
(Mandatory Tender Date 08/15/2024)(2)	75,000	75,051
Palmyra Area School District,
5.000%, 06/01/2030 (Callable 06/01/2025)
(Insured by ST AID)	400,000	410,460
Pennsylvania Economic
Development Financing Authority:
5.000%, 12/31/2029	3,000,000	3,246,513
5.000%, 12/31/2029 (Callable 06/30/2026)	2,655,000	2,730,208
5.000%, 06/30/2030	1,500,000	1,630,320
Pennsylvania Higher Educational
Facilities Authority:
5.000%, 05/01/2025	575,000	589,745
5.000%, 05/01/2026	595,000	619,502
Pennsylvania Housing Finance Agency:
4.000%, 10/01/2046 (Callable 04/01/2026)	580,000	577,286
3.000%, 10/01/2049 (Callable 10/01/2029)	4,245,000	4,115,663
4.000%, 10/01/2049 (Callable 10/01/2028)	3,685,000	3,664,663
3.000%, 10/01/2052 (Callable 10/01/2031)	1,280,000	1,216,527
4.250%, 10/01/2052 (Callable 04/01/2032)	1,125,000	1,128,834
Pennsylvania Turnpike Commission:
0.000%, 12/01/2023	85,000	83,771
2.900%, 12/01/2023
(SIFMA Municipal Swap Index + 0.700%)
(Callable 07/31/2023)(2)	2,150,000	2,150,279
5.000%, 12/01/2028(5)	450,000	479,763
Pittsburgh Water & Sewer Authority,
3.880%, 09/01/2040
(SIFMA Municipal Swap Index + 0.650%)
(Callable 07/03/2023) (Mandatory Tender
Date 12/01/2023) (Insured by AGM)(2)	11,025,000	11,025,692
Public Parking Authority Of Pittsburgh,
5.000%, 12/01/2026 (Callable 06/01/2025)	470,000	485,448
Reading School District,
0.000%, 01/15/2026 (Insured by NATL)	670,000	609,257
Sayre Area School District,
3.000%, 05/15/2024 (Insured by BAM)	25,000	24,840
Sayre Health Care Facilities Authority,
4.105%, 12/01/2024
(3 Month LIBOR USD + 0.780%)
(Callable 07/31/2023)(2)	125,000	125,075
School District of Philadelphia:
5.000%, 06/01/2024 (Insured by AGM)	520,000	526,657
5.000%, 09/01/2026 (Insured by ST AID)	1,000,000	1,047,771
School District of Reading,
5.000%, 03/01/2024 (Insured by AGM)	100,000	100,907
School District of the City of Erie:
5.000%, 04/01/2024 (Insured by AGM)	230,000	232,532
5.000%, 04/01/2024 (Insured by AGM)	250,000	252,753
Scranton-Lackawanna Health
and Welfare Authority:
5.000%, 11/01/2023	35,000	35,191
5.000%, 11/01/2025	40,000	41,267
State Public School Building Authority,
0.000%, 05/15/2028 (Insured by NATL)	2,075,000	1,734,534
Steel Valley School District:
4.000%, 11/01/2025 (Insured by BAM)	270,000	273,492
4.000%, 11/01/2025 (Insured by BAM)	50,000	50,647
4.000%, 11/01/2026 (Insured by BAM)	280,000	285,596
Township of North Fayette PA,
4.000%, 04/15/2025 (Callable 04/15/2024)	210,000	210,815
University of Pittsburgh-of the
Commonwealth System of Higher Education,
2.560%, 02/15/2024
(SIFMA Municipal Swap Index + 0.360%)
(Callable 08/15/2023)(2)	2,500,000	2,500,095
Westmoreland County Industrial
Development Authority:
4.000%, 07/01/2023	375,000	375,000
4.000%, 07/01/2024	450,000	449,146
4.000%, 07/01/2025	550,000	545,532
4.000%, 07/01/2026	725,000	718,138
5.000%, 07/01/2029	1,450,000	1,509,149
Westmoreland County Municipal Authority,
0.000%, 08/15/2023
(ETM) (Insured by FGIC)	220,000	219,138
Wilkes-Barre Finance Authority,
5.000%, 11/01/2024	40,000	40,734
Total Pennsylvania
(Cost $71,657,439)		70,432,581	4.2%
Puerto Rico
Commonwealth of Puerto Rico:
0.000%, 07/01/2024	5,104,303	4,889,278
5.375%, 07/01/2025	1,806,000	1,850,583
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024 (Insured by AMBAC)	245,000	248,999
6.000%, 08/01/2026
(ETM) (Insured by AGC)	545,000	589,462
6.000%, 08/01/2026
(ETM) (Insured by AGC)	3,535,000	3,823,392
Total Puerto Rico
(Cost $11,491,921)		11,401,714	0.7%
Rhode Island
Providence Public Building Authority:
5.000%, 09/15/2026 (Insured by AGM)	3,230,000	3,365,728
5.000%, 09/15/2028 (Insured by AGM)	2,425,000	2,601,218
Rhode Island Housing &
Mortgage Finance Corp.,
3.750%, 10/01/2049 (Callable 04/01/2029)
(Insured by GNMA)	1,530,000	1,508,703
Tobacco Settlement Financing Corp.,
5.000%, 06/01/2027 (Callable 06/01/2025)	1,075,000	1,097,438
Total Rhode Island
(Cost $8,771,996)		8,573,087	0.5%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
South Carolina
City of Myrtle Beach SC,
5.000%, 10/01/2027
(Callable 10/01/2026)	$1,000,000	$1,049,197
Greenwood Fifty School Facilities, Inc.,
5.000%, 12/01/2027 (Callable 06/01/2026)
(Insured by BAM)	1,125,000	1,188,149
Piedmont Municipal Power Agency:
5.375%, 01/01/2025
(ETM) (Insured by NATL)	215,000	221,201
5.000%, 01/01/2030 (Callable 01/01/2027)	4,190,000	4,401,158
South Carolina Jobs-Economic
Development Authority,
5.250%, 08/01/2030
(Pre-refunded to 08/01/2023)	110,000	110,154
South Carolina State Housing
Finance & Development Authority:
4.000%, 07/01/2036 (Callable 07/01/2025)
(Insured by GNMA)	65,000	64,571
4.000%, 07/01/2047 (Callable 01/01/2027)
(Insured by FHA)	280,000	278,662
4.500%, 07/01/2048 (Callable 07/01/2027)	260,000	260,268
4.000%, 01/01/2050 (Callable 07/01/2028)	1,635,000	1,622,604
4.000%, 07/01/2050 (Callable 07/01/2029)	1,565,000	1,552,788
3.000%, 01/01/2052 (Callable 07/01/2030)	9,445,000	9,085,871
Spartanburg County School District No. 5,
5.000%, 03/01/2027 (Insured by SCSDE)	2,750,000	2,956,253
Spartanburg Housing Authority,
2.000%, 03/01/2026
(Mandatory Tender Date 03/01/2025)(1)	2,671,000	2,596,913
Total South Carolina
(Cost $26,468,048)		25,387,789	1.5%
South Dakota
City of Rapid City SD,
5.000%, 12/01/2025	310,000	314,454
South Dakota Health &
Educational Facilities Authority:
3.000%, 09/01/2025	100,000	97,774
3.000%, 09/01/2027	105,000	100,941
3.000%, 09/01/2028	200,000	190,212
South Dakota Housing
Development Authority:
3.000%, 11/01/2051 (Callable 05/01/2030)
(Insured by GNMA)	1,485,000	1,431,740
5.000%, 05/01/2053 (Callable 11/01/2031)	2,975,000	3,066,055
Total South Dakota
(Cost $5,504,079)		5,201,176	0.3%
Tennessee
City of Jackson TN:
5.000%, 04/01/2024 (ETM)	10,000	10,123
5.000%, 04/01/2024	335,000	337,906
5.000%, 04/01/2027
(Pre-refunded to 04/01/2025)	20,000	20,597
5.000%, 04/01/2027 (Callable 04/01/2025)	645,000	658,804
City of Manchester TN,
2.000%, 08/01/2028	1,820,000	1,717,172
City of Memphis TN:
5.000%, 12/01/2029 (Callable 12/01/2026)	2,165,000	2,307,347
5.000%, 12/01/2029 (Callable 12/01/2026)	2,185,000	2,332,318
City of Morristown TN,
2.000%, 03/01/2029	1,905,000	1,770,524
City of Sevierville TN,
5.000%, 06/01/2027	2,845,000	3,068,093
Cleveland Housing Authority,
4.000%, 08/01/2026 (Mandatory
Tender Date 08/01/2025)(1)(3)	2,880,000	2,848,876
Johnson City Health &
Educational Facilities Board,
5.000%, 07/01/2025	1,125,000	1,154,944
Nashville & Davidson County
Metropolitan Government:
4.000%, 10/01/2028	125,000	122,642
3.850%, 02/01/2048 (Mandatory Tender
Date 02/01/2026) (Insured by FNMA)(1)	2,000,000	1,998,294
Tennergy Corp.:
5.250%, 12/01/2024	575,000	582,364
5.250%, 12/01/2025	560,000	571,080
5.250%, 12/01/2026	700,000	719,775
5.500%, 12/01/2027	770,000	806,747
5.500%, 12/01/2028	1,000,000	1,057,476
5.500%, 12/01/2029	2,230,000	2,367,394
5.500%, 10/01/2053 (Callable 09/01/2030)
(Mandatory Tender Date 12/01/2030)(1)	1,000,000	1,058,696
Tennessee Energy Acquisition Corp.,
5.625%, 09/01/2026	2,005,000	2,060,475
Tennessee Housing Development Agency:
3.050%, 07/01/2029 (Callable 07/01/2024)	100,000	97,840
3.600%, 01/01/2031 (Callable 07/21/2023)	1,020,000	1,020,091
3.850%, 07/01/2032 (Callable 01/01/2025)	685,000	679,895
4.000%, 07/01/2039 (Callable 01/01/2024)	165,000	164,689
4.000%, 01/01/2043 (Callable 07/01/2027)	385,000	382,126
4.000%, 01/01/2046 (Callable 01/01/2025)	5,000	4,980
3.750%, 01/01/2050 (Callable 01/01/2029)	1,765,000	1,739,576
3.000%, 01/01/2051 (Callable 01/01/2030)	810,000	782,743
5.000%, 01/01/2053 (Callable 07/01/2031)	1,750,000	1,803,502
Total Tennessee
(Cost $35,123,220)		34,247,089	2.1%
Texas
Abilene Convention Center
Hotel Development Corp.:
2.500%, 10/01/2031	2,000,000	1,660,087
3.750%, 10/01/2031(3)	1,120,000	984,240
Alief Independent School District,
5.000%, 02/15/2027 (PSF Guaranteed)	1,035,000	1,112,290
Arlington Higher Education Finance Corp.:
5.000%, 08/15/2024
(ETM) (PSF Guaranteed)	535,000	544,536
5.000%, 08/15/2025 (PSF Guaranteed)	550,000	569,084
5.000%, 12/01/2025 (PSF Guaranteed)	555,000	577,119
4.000%, 08/15/2026 (PSF Guaranteed)	345,000	351,015
4.000%, 08/15/2026 (PSF Guaranteed)	200,000	203,487
5.000%, 08/15/2026 (PSF Guaranteed)	450,000	474,542
4.000%, 08/15/2027 (PSF Guaranteed)	360,000	369,192
5.000%, 08/15/2027 (PSF Guaranteed)	500,000	537,947
4.000%, 08/15/2028 (PSF Guaranteed)	370,000	381,903
4.000%, 08/15/2028 (PSF Guaranteed)	385,000	397,385
7.750%, 06/15/2056 (Callable 06/15/2025)
(Mandatory Tender Date 06/15/2026)(1)(3)	1,750,000	1,752,087
Arlington Housing Finance Corp.:
4.500%, 04/01/2041 (Callable 04/01/2026)
(Mandatory Tender Date 04/01/2027)(1)	4,000,000	4,071,528
3.500%, 11/01/2043 (Callable 05/01/2025)
(Mandatory Tender Date 11/01/2025)(1)	6,500,000	6,489,105
Austin-Bergstrom Landhost Enterprises, Inc.,
5.000%, 10/01/2024	1,595,000	1,609,596

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Bandera Independent School District:
5.000%, 02/15/2024
(ETM) (PSF Guaranteed)	$85,000	$85,858
5.000%, 02/15/2024
(ETM) (PSF Guaranteed)	50,000	50,504
Brazoria County Municipal
Utility District No. 17,
4.000%, 09/01/2024 (Callable 09/01/2023)
(Insured by AGM)	175,000	175,184
Bryan Independent School District,
4.000%, 02/15/2029 (PSF Guaranteed)	1,435,000	1,518,451
Bryson Independent School District,
4.000%, 08/15/2030 (Callable 08/15/2027)
(PSF Guaranteed)	785,000	818,866
Central Texas Turnpike System:
5.000%, 08/15/2023	205,000	205,361
0.000%, 08/15/2026 (Insured by BHAC)	9,060,000	8,184,109
5.000%, 08/15/2027 (Callable 08/15/2024)	545,000	551,244
Cimarron Municipal Utility District,
4.000%, 03/01/2025 (Insured by AGM)	70,000	70,901
Cinco Municipal Utility District,
4.000%, 12/01/2023 (Insured by BAM)	690,000	691,741
City of Dallas Housing Finance Corp.,
3.500%, 02/01/2044 (Callable 06/01/2025)
(Mandatory Tender Date 02/01/2026)(1)	1,900,000	1,875,165
City of Dallas TX:
5.000%, 02/15/2027 (Callable 02/15/2024)	630,000	636,290
4.000%, 08/15/2030 (Callable 08/15/2026)	1,000,000	1,011,375
City of Denton TX:
5.000%, 12/01/2033 (Callable 12/01/2026)	900,000	947,232
5.000%, 12/01/2034 (Callable 12/01/2026)	195,000	204,525
City of Elgin TX:
4.000%, 07/15/2023 (Insured by AGM)	155,000	155,025
4.000%, 07/15/2023 (Insured by BAM)	50,000	50,008
City of Hearne TX:
3.000%, 08/01/2023 (Insured by BAM)	230,000	229,849
3.000%, 08/01/2024 (Insured by BAM)	240,000	238,198
City of Houston TX:
5.500%, 12/01/2024
(ETM) (Insured by NATL)	635,000	644,269
0.000%, 12/01/2025
(ETM) (Insured by AGM)	500,000	462,333
5.000%, 09/01/2029 (Callable 09/01/2024)	1,500,000	1,520,022
City of Temple TX,
5.000%, 08/01/2028 (Insured by BAM)	360,000	392,116
City of Wilmer TX,
5.000%, 09/01/2026 (Insured by BAM)	410,000	430,088
Clear Creek Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	115,000	116,220
Clifton Higher Education Finance Corp.:
6.000%, 03/01/2029
(Callable 03/01/2024)(5)	1,500,000	1,509,052
4.000%, 08/15/2032
(Callable 08/15/2026) (PSF Guaranteed)	725,000	735,361
Collin County Water Control &
Improvement District No. 3:
2.000%, 09/15/2023 (Insured by BAM)	335,000	333,417
2.000%, 09/15/2024 (Insured by BAM)	350,000	341,027
Comal County Water Control &
Improvement District No. 6:
4.000%, 03/01/2025 (Insured by BAM)	510,000	511,977
4.000%, 03/01/2026 (Insured by BAM)	535,000	539,209
4.000%, 03/01/2027 (Insured by BAM)	555,000	563,075
4.000%, 03/01/2028 (Insured by BAM)	580,000	592,385
Cotulla Independent School District,
5.000%, 02/15/2028 (PSF Guaranteed)	1,250,000	1,367,516
County of Bexar TX,
5.000%, 06/15/2029 (Callable 06/15/2026)	855,000	901,678
County of Fort Bend TX,
2.000%, 03/01/2027 (Insured by BAM)	745,000	694,849
County of McLennan TX,
5.000%, 06/01/2025 (Insured by AGM)	240,000	245,120
County of Montgomery TX,
2.000%, 09/01/2027
(Callable 09/01/2025) (Insured by BAM)	435,000	394,952
County of Wise TX:
5.000%, 08/15/2025	500,000	515,014
5.000%, 08/15/2026	850,000	884,697
Cypress-Fairbanks
Independent School District:
5.000%, 02/15/2027 (PSF Guaranteed)	2,720,000	2,920,214
5.000%, 02/15/2028 (PSF Guaranteed)	1,025,000	1,122,293
Dallas Convention Center
Hotel Development Corp.,
0.000%, 01/01/2025	4,450,000	4,184,618
Dallas County Utility & Reclamation District,
5.000%, 02/15/2026	290,000	302,427
Decatur Hospital Authority,
5.750%, 09/01/2029 (ETM)	1,135,000	1,231,072
Denton Independent School District:
2.000%, 08/01/2044 (Pre-refunded to
08/01/2024) (PSF Guaranteed)(1)	1,450,000	1,430,750
2.000%, 08/01/2044 (Mandatory Tender
Date 08/01/2024) (PSF Guaranteed)(1)	1,235,000	1,210,208
Eanes Independent School District,
5.000%, 08/01/2028 (PSF Guaranteed)	1,060,000	1,168,168
Fort Bend County Municipal
Utility District No. 134B,
4.625%, 09/01/2024 (Insured by AGM)	320,000	324,124
Fort Bend County Municipal
Utility District No. 139:
4.000%, 09/01/2023 (Insured by BAM)	190,000	190,167
4.000%, 09/01/2024 (Insured by BAM)	200,000	201,604
Fort Bend County Municipal
Utility District No. 30,
4.000%, 09/01/2024 (Insured by BAM)	500,000	503,784
Fort Bend County Municipal
Utility District No. 58,
3.500%, 04/01/2024 (Insured by AGM)	125,000	124,928
Fort Bend County Municipal
Utility District No. 81,
3.000%, 09/01/2023 (Callable 07/31/2023)
(Insured by AGM)	220,000	219,861
Harris County Cultural Education
Facilities Finance Corp.,
5.000%, 07/01/2049 (Callable 09/01/2026)
(Mandatory Tender Date 12/01/2026)(1)	655,000	687,612
Harris County Health Facilities
Development Corp.:
5.750%, 07/01/2027 (ETM)	905,000	952,850
5.750%, 07/01/2027
(ETM) (Insured by AMBAC)	3,895,000	4,108,634
Harris County Municipal
Utility District No. 120,
3.250%, 08/01/2025 (Callable 07/31/2023)
(Insured by AGM)	350,000	348,541
Harris County Municipal
Utility District No. 153,
4.000%, 09/01/2023 (Callable 07/31/2023)
(Insured by BAM)	100,000	100,036

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Harris County Municipal
Utility District No. 284,
4.000%, 09/01/2023 (Insured by AGM)	$370,000	$370,121
Harris County Municipal
Utility District No. 374,
3.000%, 09/01/2024 (Insured by BAM)	225,000	223,574
Harris County Municipal
Utility District No. 63,
3.000%, 09/01/2025 (Callable 09/01/2024)
(Insured by AGM)	100,000	98,640
Housing Options, Inc.,
3.900%, 02/01/2026 (Mandatory Tender
Date 02/01/2025) (Insured by HUD)(1)	8,000,000	7,980,800
Houston Independent School District,
3.500%, 06/01/2039 (Mandatory Tender
Date 06/01/2025) (PSF Guaranteed)(1)	4,575,000	4,585,247
Hunt Memorial Hospital District:
5.000%, 02/15/2024	200,000	201,324
5.000%, 02/15/2027	1,500,000	1,571,497
5.000%, 02/15/2028	1,000,000	1,063,713
Ingleside Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	120,000	122,498
Katy Development Authority:
4.000%, 06/01/2026 (Insured by BAM)	600,000	614,537
4.000%, 06/01/2027 (Insured by BAM)	415,000	430,059
3.000%, 06/01/2028
(Callable 06/01/2027) (Insured by BAM)	375,000	368,664
3.000%, 06/01/2029
(Callable 06/01/2027) (Insured by BAM)	450,000	444,893
Klein Independent School District:
5.000%, 08/01/2027 (PSF Guaranteed)	1,230,000	1,333,662
5.000%, 08/01/2028 (PSF Guaranteed)	750,000	829,148
Leander Independent School District:
5.000%, 08/15/2026 (PSF Guaranteed)	1,150,000	1,219,731
0.000%, 08/15/2033 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	50,000	31,304
0.000%, 08/15/2034 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	485,000	286,150
0.000%, 08/15/2035 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	295,000	170,738
0.000%, 08/15/2036 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	35,000	19,226
0.000%, 08/15/2036 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	225,000	117,482
0.000%, 08/15/2038 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	255,000	126,161
0.000%, 08/15/2039 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	175,000	82,313
0.000%, 08/15/2039 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	60,000	26,352
0.000%, 08/15/2040 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	580,000	241,019
0.000%, 08/15/2040 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	175,000	78,224
0.000%, 08/15/2041 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	1,335,000	567,818
0.000%, 08/15/2041 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	435,000	170,685
0.000%, 08/15/2041 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	8,465,000	3,600,435
0.000%, 08/15/2042 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	410,000	165,902
0.000%, 08/15/2042 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	700,000	283,248
0.000%, 08/15/2043 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	40,000	15,395
0.000%, 08/15/2045 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	4,010,000	1,248,593
0.000%, 08/15/2046 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	1,440,000	421,317
0.000%, 08/15/2047 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	375,000	103,017
Lower Colorado River Authority,
4.750%, 01/01/2028
(ETM) (Insured by AGM)	165,000	171,160
Manor Independent School District:
5.000%, 08/01/2026 (PSF Guaranteed)	100,000	106,007
5.000%, 08/01/2027 (PSF Guaranteed)	1,015,000	1,098,915
Matagorda County Navigation District No. 1,
4.000%, 06/01/2030 (Callable 07/31/2023)	2,375,000	2,359,673
Montgomery County Health
Facilities Development Corp.,
0.000%, 07/15/2023 (ETM)	670,000	669,334
Montgomery County Municipal
Utility District No. 112,
3.000%, 10/01/2024 (Insured by BAM)	215,000	213,762
Montgomery County Municipal
Utility District No. 95,
3.000%, 09/01/2023 (Insured by AGM)	115,000	114,749
New Hope Cultural Education
Facilities Finance Corp.:
4.000%, 06/15/2024	50,000	50,178
5.000%, 11/01/2025 (Callable 11/01/2024)	1,050,000	1,064,625
Newark Higher Education Finance Corp.:
5.000%, 08/15/2023 (PSF Guaranteed)	260,000	260,476
5.000%, 08/15/2028 (Callable 08/15/2024)
(PSF Guaranteed)	705,000	718,359
North Central Texas Health
Facility Development Corp.,
5.750%, 06/01/2026
(ETM) (Insured by NATL)	265,000	276,699
North East Independent School District,
2.200%, 08/01/2049 (Mandatory Tender
Date 08/01/2024) (PSF Guaranteed)(1)	725,000	713,817
Northeast Travis County Utility District,
0.000%, 09/01/2024 (Insured by BAM)	470,000	448,789
Northside Independent School District,
2.000%, 06/01/2052 (Mandatory Tender
Date 06/01/2027) (PSF Guaranteed)(1)	3,345,000	3,151,248
Northwest Harris County
Municipal Utility District No. 19:
2.000%, 10/01/2023 (Insured by AGM)	105,000	104,532
3.000%, 10/01/2024 (Insured by AGM)	110,000	109,853
Palestine Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	135,000	136,392
Paseo del Este Municipal
Utility District No. 10:
4.000%, 08/15/2023 (Insured by AGM)	130,000	130,057
4.000%, 08/15/2024 (Insured by AGM)	180,000	181,013
Prosper Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	110,000	111,194
San Antonio Independent School District:
5.000%, 08/15/2027 (PSF Guaranteed)	1,500,000	1,619,869
5.000%, 08/15/2028 (PSF Guaranteed)	750,000	826,412
San Benito Consolidated
Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	100,000	101,085
The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Sedona Lakes Municipal Utility District No. 1,
3.000%, 09/01/2024 (Insured by BAM)	$105,000	$104,426
Sienna Municipal Utility District No. 4:
2.000%, 09/01/2027
(Callable 09/01/2025) (Insured by AGM)	500,000	454,223
2.000%, 09/01/2028
(Callable 09/01/2025) (Insured by AGM)	315,000	279,956
South Shore Harbor Municipal
Utility District No. 7,
4.000%, 09/01/2023 (Insured by BAM)	370,000	370,296
Southwest Texas Junior College District,
4.000%, 10/01/2023 (Insured by BAM)	100,000	100,128
Spring Creek Utility District
of Montgomery County:
2.500%, 10/01/2023 (Insured by AGM)	150,000	149,487
3.000%, 10/01/2023 (Insured by AGM)	145,000	144,764
State of Texas:
4.000%, 08/01/2028 (Callable 08/01/2025)	2,500,000	2,539,447
3.200%, 10/01/2028 (Callable 10/01/2025)	3,000,000	2,984,710
Tarrant County Cultural
Education Facilities Finance Corp.:
5.000%, 11/15/2023	310,000	310,173
5.000%, 11/15/2024	335,000	335,762
2.250%, 11/15/2025	225,000	212,241
5.000%, 11/15/2026	490,000	495,061
5.000%, 11/15/2028 (Callable 11/15/2027)	1,050,000	1,068,496
5.000%, 11/15/2029 (Callable 11/15/2027)	1,835,000	1,868,965
Texas Department of Housing
& Community Affairs:
4.000%, 08/01/2025 (Mandatory Tender
Date 08/01/2024) (Insured by HUD)(1)	1,175,000	1,174,615
4.750%, 03/01/2049 (Callable 09/01/2027)
(Insured by GNMA)	460,000	462,841
5.500%, 09/01/2052 (Callable 03/01/2032)
(Insured by GNMA)	2,975,000	3,153,780
Texas Municipal Gas Acquisition
& Supply Corp. I:
4.710%, 12/15/2026 (3 Month LIBOR
USD + 1.450%) (Callable 07/03/2023)(2)	8,300,000	8,177,219
5.250%, 12/15/2026	835,000	863,039
6.250%, 12/15/2026	2,095,000	2,182,979
Texas Municipal Gas Acquisition
& Supply Corp. II,
4.130%, 09/15/2027
(3 Month LIBOR USD + 0.870%)(2)	9,920,000	9,922,596
Texas Municipal Gas Acquisition
& Supply Corp. III:
5.000%, 12/15/2023	1,000,000	1,004,079
5.000%, 12/15/2025	3,100,000	3,151,425
5.000%, 12/15/2027	6,250,000	6,406,070
5.000%, 12/15/2028	1,500,000	1,540,641
Texas Public Finance Authority,
5.000%, 12/01/2027 (Callable 06/01/2025)	975,000	1,003,402
Texas State Affordable Housing Corp.:
4.250%, 03/01/2049 (Callable 03/01/2029)
(Insured by GNMA)	310,000	309,040
5.500%, 09/01/2053 (Callable 03/01/2033)
(Insured by GNMA)	3,000,000	3,167,056
Tioga Independent School District
Public Facility Corp.:
4.000%, 08/15/2023	470,000	469,572
4.000%, 08/15/2024	185,000	183,409
3.250%, 08/15/2026 (Callable 08/15/2024)	195,000	185,813
Town of Providence Village TX,
4.000%, 03/01/2024 (Insured by BAM)	275,000	276,174
Travis County Housing Finance Corp.,
4.125%, 06/01/2045 (Callable 12/01/2025)
(Mandatory Tender Date 06/01/2027)(1)	4,250,000	4,255,866
Viridian Municipal Management District:
6.000%, 12/01/2023 (Insured by BAM)	50,000	50,495
4.000%, 12/01/2024 (Insured by BAM)	425,000	428,123
4.000%, 12/01/2025
(Callable 12/01/2024) (Insured by BAM)	440,000	441,965
4.000%, 12/01/2026
(Callable 12/01/2023) (Insured by AGM)	340,000	340,383
4.000%, 12/01/2026
(Callable 12/01/2024) (Insured by BAM)	460,000	462,463
4.000%, 12/01/2027
(Callable 12/01/2024) (Insured by BAM)	475,000	477,892
4.000%, 12/01/2028
(Callable 12/01/2024) (Insured by BAM)	495,000	498,150
4.000%, 12/01/2028
(Callable 12/01/2024) (Insured by BAM)	455,000	457,895
4.000%, 12/01/2029
(Callable 12/01/2024) (Insured by BAM)	685,000	689,159
West Harris County
Municipal Utility District No. 17,
3.000%, 09/01/2023 (Insured by AGM)	360,000	359,558
Willow Creek Farms
Municipal Utility District:
2.400%, 09/01/2023 (Insured by AGM)	45,000	44,883
3.500%, 09/01/2023 (Insured by AGM)	125,000	124,994
Total Texas
(Cost $186,464,486)		182,446,693	10.9%
Utah
City of Salt Lake City UT,
4.000%, 10/01/2027 (Callable 10/01/2025)	1,220,000	1,246,400
Duchesne County School District,
5.000%, 06/01/2025	200,000	204,896
Utah Charter School Finance Authority:
5.000%, 04/15/2024 (Insured by UT CSCE)	240,000	242,607
5.000%, 10/15/2024 (Insured by UT CSCE)	355,000	361,508
5.000%, 04/15/2025 (Insured by UT CSCE)	135,000	138,256
5.000%, 04/15/2026 (Insured by UT CSCE)	150,000	154,854
3.625%, 06/15/2029 (Callable 06/15/2027)(3)	295,000	269,653
Utah Housing Corp.,
4.000%, 01/01/2045
(Callable 01/01/2026) (Insured by FHA)	35,000	34,854
Utah Infrastructure Agency:
4.000%, 10/15/2023	180,000	180,348
4.000%, 10/15/2024	190,000	191,249
4.000%, 10/15/2025	100,000	101,332
Total Utah
(Cost $3,214,379)		3,125,957	0.2%
Vermont
Vermont Educational & Health
Buildings Financing Agency,
5.000%, 12/01/2033 (Callable 06/01/2026)	2,445,000	2,550,537
Vermont Housing Finance Agency:
4.000%, 11/01/2044 (Callable 11/01/2023)	25,000	24,795
4.000%, 11/01/2048 (Callable 05/01/2027)	715,000	709,726
4.000%, 11/01/2049
(Callable 05/01/2028) (Insured by GNMA)	1,780,000	1,767,711
3.750%, 11/01/2050
(Callable 05/01/2029) (Insured by GNMA)	1,150,000	1,133,854

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Vermont Student Assistance Corp.:
5.000%, 06/15/2024	$850,000	$859,428
5.000%, 06/15/2025	825,000	842,224
Total Vermont
(Cost $8,329,164)		7,888,275	0.5%
Virginia
Alexandria Industrial Development Authority,
5.000%, 10/01/2050
(Pre-refunded to 10/01/2025)	2,275,000	2,369,401
Arlington County Industrial
Development Authority,
5.000%, 01/01/2026	3,750,000	3,868,407
Charles City County Economic
Development Authority,
2.875%, 02/01/2029
(Callable 11/01/2026)(5)	1,000,000	930,979
Chesapeake Bay Bridge & Tunnel District,
5.500%, 07/01/2025
(ETM) (Insured by NATL)	1,000,000	1,014,684
Norfolk Redevelopment
& Housing Authority:
4.000%, 01/01/2025 (Callable 07/31/2023)	2,100,000	2,047,094
5.000%, 05/01/2043 (Mandatory Tender
Date 05/01/2026) (Insured by HUD)(1)	1,500,000	1,543,440
Portsmouth Redevelopment
& Housing Authority,
3.500%, 07/01/2025 (Mandatory Tender
Date 07/01/2024) (Insured by HUD)(1)	3,591,000	3,567,419
Virginia Public Building Authority:
5.000%, 08/01/2029	2,400,000	2,707,109
5.000%, 08/01/2029 (Callable 08/01/2026)	3,500,000	3,676,517
Virginia Small Business Financing Authority,
5.250%, 10/01/2029 (Callable 10/01/2024)	1,005,000	1,022,307
Total Virginia
(Cost $22,702,954)		22,747,357	1.4%
Washington
Central Puget Sound Regional
Transit Authority:
4.750%, 02/01/2028 (Callable 07/31/2023)
(Insured by NATL)	135,000	137,066
2.400%, 11/01/2045
(SIFMA Municipal Swap Index + 0.200%)
(Callable 11/01/2025)
(Mandatory Tender Date 11/01/2026)(2)	9,000,000	8,793,557
2.650%, 11/01/2045
(SIFMA Municipal Swap Index + 0.450%)
(Callable 07/17/2023)
(Mandatory Tender Date 11/01/2023)(2)	100,000	100,008
Central Washington University:
4.000%, 05/01/2024 (Callable 07/31/2023)	260,000	259,866
4.000%, 05/01/2026 (Callable 07/31/2023)	410,000	407,728
5.000%, 05/01/2026 (Insured by BAM)	410,000	428,908
City of Seattle WA,
2.450%, 05/01/2045
(SIFMA Municipal Swap Index + 0.250%)
(Callable 05/01/2026)
(Mandatory Tender Date 11/01/2026)(2)	8,610,000	8,465,684
County of King WA,
0.875%, 01/01/2042 (Callable 04/01/2025)
(Mandatory Tender Date 01/01/2026)(1)	450,000	419,519
King County Public Hospital District No. 1:
5.000%, 12/01/2031 (Callable 12/01/2026)	1,000,000	1,046,513
5.000%, 12/01/2036 (Callable 12/01/2026)	1,250,000	1,286,685
Pend Oreille County Public
Utility District No. 1:
5.000%, 01/01/2024	1,020,000	1,024,035
5.000%, 01/01/2024	700,000	702,735
5.000%, 01/01/2025	445,000	450,772
5.000%, 01/01/2025	735,000	744,427
San Juan County School District No. 137,
4.000%, 12/01/2028 (Callable 07/31/2023)
(Insured by SCH BD GTY)	675,000	675,193
Seattle Housing Authority:
1.250%, 06/01/2024 (Callable 12/01/2023)	2,000,000	1,956,784
4.000%, 09/01/2025 (Callable 03/01/2025)	9,200,000	9,218,976
1.000%, 06/01/2026 (Callable 07/21/2023)	2,000,000	1,829,585
State of Washington,
5.000%, 07/01/2024 (Callable 07/31/2023)
(Insured by ST AID)	20,000	20,026
Tacoma Metropolitan Park District:
3.000%, 12/01/2023	115,000	114,117
5.000%, 12/01/2024	415,000	419,707
4.000%, 12/01/2026	175,000	174,861
4.000%, 12/01/2027 (Callable 12/01/2026)	4,630,000	4,635,982
4.000%, 12/01/2027	2,480,000	2,484,087
Washington Health Care Facilities Authority,
5.000%, 10/01/2026	1,520,000	1,584,962
Washington State Housing
Finance Commission:
6.500%, 07/01/2030
(Pre-refunded to 07/01/2025)(3)	800,000	842,082
6.750%, 07/01/2035
(Pre-refunded to 07/01/2025)(3)	1,130,000	1,194,807
Total Washington
(Cost $50,668,849)		49,418,672	3.0%
West Virginia
West Virginia Housing Development Fund,
3.000%, 11/01/2026	2,745,000	2,688,409
Total West Virginia
(Cost $2,729,902)		2,688,409	0.2%
Wisconsin
City of Appleton WI,
3.000%, 01/01/2026 (Callable 07/31/2023)	625,000	615,564
City of Marinette WI,
4.000%, 05/01/2027 (Callable 07/31/2023)	150,000	150,067
City of Milwaukee WI:
5.000%, 04/01/2024	2,000,000	2,016,912
4.000%, 06/01/2027 (Callable 06/01/2026)	950,000	968,681
3.000%, 06/01/2030 (Callable 06/01/2026)	455,000	437,732
City of Oshkosh WI,
4.000%, 05/01/2029 (Callable 07/31/2023)	125,000	125,084
County of St. Croix WI,
2.600%, 03/01/2027	625,000	590,190
County of Waushara WI,
4.500%, 06/01/2027 (Callable 06/01/2025)	2,500,000	2,558,434
Palmyra-Eagle Area School District:
3.000%, 03/01/2024 (Callable 07/31/2023)	700,000	688,059
3.000%, 03/01/2025 (Callable 07/31/2023)	175,000	167,913
Public Finance Authority:
5.000%, 10/01/2023(3)	2,000,000	1,998,736
5.000%, 10/01/2024(3)	1,605,000	1,602,970
5.000%, 07/01/2025	265,000	268,443
3.000%, 03/01/2026
(Callable 07/31/2023)(3)	2,250,000	2,183,293
5.000%, 07/01/2026	465,000	475,727
5.000%, 07/01/2028	1,245,000	1,295,039

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Public Finance Authority: (cont.)
5.000%, 07/01/2029	$1,365,000	$1,428,768
5.000%, 10/01/2029(3)	2,850,000	2,881,740
Southeast Wisconsin Professional
Baseball Park District,
0.000%, 12/15/2024
(ETM) (Insured by NATL)	95,000	90,667
Tender Option Bond Trust,
2.230%, 06/01/2065 (Callable 06/01/2028)
(Optional Put Date 07/03/2023)(1)(3)	5,400,000	5,400,000
Town of St. Joseph WI,
3.000%, 12/01/2023 (Insured by AGM)	450,000	449,004
Village of Waunakee WI,
3.200%, 10/01/2026 (Callable 07/31/2023)	225,000	221,557
Wisconsin Center District:
5.250%, 12/15/2023
(ETM) (Insured by AGM)	10,000	10,029
5.250%, 12/15/2023 (Insured by AGM)	10,000	10,069
0.000%, 12/15/2024 (Insured by NATL)	115,000	108,875
5.000%, 12/15/2025	245,000	256,303
5.250%, 12/15/2027
(ETM) (Insured by AGM)	50,000	52,930
5.250%, 12/15/2027 (Insured by AGM)	1,295,000	1,381,988
0.000%, 12/15/2028 (Insured by AGM)	315,000	259,471
Wisconsin Health &
Educational Facilities Authority:
4.000%, 09/15/2024
(Pre-refunded to 09/15/2023)	360,000	360,412
5.000%, 07/01/2025 (Callable 07/01/2024)	660,000	669,082
2.750%, 08/15/2025 (Callable 08/15/2024)	1,440,000	1,406,831
4.000%, 09/15/2025
(Pre-refunded to 09/15/2023)	375,000	375,429
4.000%, 09/15/2025	765,000	754,071
5.000%, 11/01/2025	245,000	239,896
5.000%, 02/15/2026	1,105,000	1,137,262
5.000%, 10/01/2026	2,000,000	2,113,070
5.000%, 11/01/2026	710,000	688,425
4.000%, 09/15/2027	830,000	805,303
5.000%, 11/01/2029 (Callable 11/01/2026)	815,000	770,113
3.000%, 02/15/2035
(Pre-refunded to 08/15/2025)	220,000	219,018
4.000%, 02/15/2038
(Pre-refunded to 08/15/2025)	575,000	584,429
5.000%, 02/15/2051 (Callable 08/15/2026)
(Mandatory Tender Date 02/15/2027)(1)	5,200,000	5,346,656
5.000%, 02/15/2052 (Callable 08/15/2024)
(Mandatory Tender Date 02/15/2025)(1)	2,050,000	2,072,275
Wisconsin Housing & Economic
Development Authority:
3.500%, 09/01/2046 (Callable 09/01/2025)
(Insured by FNMA)	135,000	133,028
4.000%, 03/01/2048 (Callable 03/01/2027)
(Insured by FNMA)	295,000	293,093
4.250%, 03/01/2049 (Callable 09/01/2028)
(Insured by FNMA)	555,000	554,036
Total Wisconsin
(Cost $47,878,068)		47,216,674	2.8%
Wyoming
Carbon County Specific Purpose
Tax Joint Powers Board:
5.000%, 06/15/2024	735,000	744,934
5.000%, 06/15/2025	950,000	974,022
5.000%, 06/15/2026	340,000	350,970
Sublette County Hospital District,
5.000%, 06/15/2026(6)	2,000,000	2,000,103
Wyoming Community
Development Authority:
4.000%, 12/01/2043
(Callable 06/01/2027)	360,000	358,758
3.750%, 12/01/2049
(Callable 12/01/2028)	1,075,000	1,063,558
Total Wyoming
(Cost $5,627,254)		5,492,345	0.3%
Total Long-Term Investments
(Cost $1,689,609,927)		1,648,825,012	99.0%
Short-Term Investments
	Shares
Money Market Mutual Funds
Federated Hermes Institutional Tax-Free
Cash Trust, Premier Shares, 4.04%(4)	13,406,876	13,406,876
First American Government Obligations
Fund, Class U, 5.03%(4)	3,675,861	3,675,861
Total Short-Term Investments
(Cost $17,082,737)		17,082,737	1.0%
Total Investments
(Cost $1,706,692,664)		1,665,907,749	100.0%
Liabilities in Excess of Other Assets		(92,651)	(0.0)%
TOTAL NET ASSETS		$1,665,815,098	100.0%
Notes to Schedule of Investments
AGC – Assured Guaranty Corp.
AGM – Assured Guaranty Municipal
AMBAC – Ambac Assurance Corp.
BAM – Build America Mutual Assurance Co.
BHAC – Berkshire Hathaway Assurance Corp.
CA MTG – CA Mortgage Insurance
FGIC – Financial Guaranty Insurance Company
FHA – Federal Housing Administration
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
HUD – US Department of Housing and Development
MT BRD – Montana Board of Investments
NATL – National Public Finance Guarantee Corp.
Q-SBLF – Qualified School Building Loan Fund
SCH BD GTY – School Board Guaranty
SD CRED PROG – State Credit Enhancement Program
SONYMA – State of New York Mortgage Agency
SCSDE – South Carolina School District
ST AID – State Aid Intercept/Withholding
USDA – USDA OneRD Guarantee
UT CSCE – Utah Charter School Credit Enhancement Program
ETM – Escrowed to Maturity
LIBOR – London Inter-bank Offered Rate
PSF – Permanent School Fund
SIFMA – Securities Industry and Financial Markets Association
SOFR – Secured Overnight Financing Rate
(1)	Variable rate security. The rate reported is the rate in effect as of June 30, 2023.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate as of the last reset date in effect as of June 30, 2023.
(3)
Includes securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2023, the value of these securities totaled $97,569,442, which represented 5.86% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2023.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$1,648,825,012	$—	$1,648,825,012
Total Long-Term Investments	—	1,648,825,012	—	1,648,825,012
Short-Term Investments
Money Market Mutual Funds	17,082,737	—	—	17,082,737
Total Short-Term Investments	17,082,737	—	—	17,082,737
Total Investments	$17,082,737	$1,648,825,012	$—	$1,665,907,749

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
June 30, 2023 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$630,169,708

	SEC 30-Day Yield(4)
	Institutional Class	3.68%
	Investor Class	3.43%

	Average Effective Duration	4.73 years

	Average Effective Maturity	5.02 years
	Net Derivatives Position (Current Notional
	Amount as a Percentage of Net Assets)	2.55%

	Annualized Expense Ratio(5)
	Institutional Class	0.30%
	Investor Class	0.55%	(6)

	Portfolio Turnover Rate	32%	(7)
Sector Weightings(1)
	Number of Holdings	701

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2023.
(5)	Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2023.
(6)	Includes 0.25% 12b-1 fee.
(7)	Not annualized.

Baird Strategic Municipal Bond Fund
June 30, 2023 (Unaudited)

Total Returns

			Average Annual
	Six	One	Three	Since
For the Periods Ended June 30, 2023	Months	Year	Years	Inception(1)
Institutional Class Shares	2.87%	3.91%	0.99%	2.38%
Investor Class Shares	2.75%	3.66%	0.77%	2.13%
Bloomberg 1-10 Year Municipal Blend Index(2)	1.45%	2.22%	-0.31%	0.50%

(1)	For the period from November 15, 2019 (inception date) through June 30, 2023.
(2)
The Bloomberg 1-10 Year Municipal Blend Index is a market value-weighted index which covers the short and intermediate components of the Bloomberg Municipal Index—an unmanaged, market value-weighted index which covers the U.S. investment-grade tax-exempt bond market. The Bloomberg 1-10 Year Municipal Blend Index tracks tax-exempt municipal General Obligation, Revenue, Insured, and Pre-refunded bonds with a minimum $5 million par amount outstanding, issued as part of a transaction of at least $50 million, and with a remaining maturity from 1 up to (but not including) 12 years. The Index includes reinvestment of income. This Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The returns table shown above reflects reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 30% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy.  The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state.  As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates.

The Fund may invest up to 20% of its net assets in U.S. government and corporate bonds and other debt securities that are of the same quality as its investments in municipal bonds. These bonds produce income that is taxable for federal income tax purposes, unlike municipal bonds which generally provide income exempt from federal income tax.

The Fund may also invest in U.S. Treasury futures contracts. Futures contracts are subject to the risk of loss caused by unanticipated market movements, the risk that there may be an imperfect correlation between the prices of futures contracts and the value of their underlying instruments or indexes, and the risk there may not be a liquid secondary market for them. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. Russia’s ongoing war with Ukraine has heightened global geopolitical tensions, resulting in an elevated risk environment and increased volatility in asset prices. The uncertain course of the war may have a significant negative impact on the global economy. U.S. relations with China have become increasingly strained, and tension between the U.S. and China may have a significant negative impact on the global economy and asset prices. Measures of inflation reached levels not experienced in several decades, leading the Federal Reserve to raise short term interest rates significantly over the last year, with the potential for further rate increases in 2023. Uncertainty regarding the ability of the Federal Reserve to successfully control inflation, the potential for incremental rate increases, and the full impact of prior rate increases on the economy may negatively impact asset prices and increase market volatility. The possibility of a U.S. or global recession may also contribute to market volatility. The coronavirus (COVID-19) pandemic caused significant economic disruption in recent years as countries worked to limit the negative health impacts of the virus. While the virus has entered an endemic stage, significant outbreaks or new variants present a continued risk to the global economy. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Alabama Corrections Institution
Finance Authority,
5.000%, 07/01/2037 (Callable 07/01/2032)	$195,000	$214,951
Black Belt Energy Gas District:
2.550%, 10/01/2052 (SIFMA Municipal
Swap Index + 0.350%) (Callable 09/01/2026)
(Mandatory Tender Date 12/01/2026)(2)	1,000,000	972,313
5.000%, 05/01/2053
(Mandatory Tender Date 06/01/2028)(1)	3,250,000	3,402,199
5.500%, 11/01/2053 (Callable 09/01/2028)
(Mandatory Tender Date 12/01/2028)(1)	1,000,000	1,055,617
City of Oxford AL,
2.600%, 09/01/2041 (Callable 07/03/2023)
(Optional Put Date 07/07/2023)(1)	1,000,000	1,000,000
County of Elmore AL,
5.000%, 05/01/2047
(Callable 05/01/2032) (Insured by BAM)	1,000,000	1,061,141
Industrial Development
Board of the City of Mobile:
2.030%, 06/01/2034
(Optional Put Date 07/03/2023)(1)	1,500,000	1,500,000
3.920%, 06/01/2034
(Mandatory Tender Date 06/02/2026)(1)	2,000,000	2,000,000
Prattville Industrial Development Board,
5.300%, 09/01/2028	1,000,000	1,061,403
Southeast Alabama Gas Supply District:
4.000%, 06/01/2049 (Callable 03/01/2024)
(Mandatory Tender Date 06/01/2024)(1)	830,000	828,393
4.337%, 06/01/2049 (1 Month LIBOR
USD + 0.850%) (Callable 03/01/2024)
(Mandatory Tender Date 06/01/2024)(2)	800,000	800,015
Southeast Energy Authority
A Cooperative District:
5.000%, 05/01/2053 (Callable 05/01/2028)
(Mandatory Tender Date 08/01/2028)(1)	500,000	516,934
5.250%, 01/01/2054 (Callable 04/01/2029)
(Mandatory Tender Date 07/01/2029)(1)	3,000,000	3,136,787
Total Alabama
(Cost $17,519,532)		17,549,753	2.8%
Alaska
Alaska Housing Finance Corp.,
4.000%, 06/01/2036
(Pre-refunded to 06/01/2025)	215,000	218,723
Alaska Industrial Development
& Export Authority:
4.250%, 04/01/2031 (Callable 07/31/2023)	185,000	185,045
4.000%, 04/01/2032 (Callable 04/01/2029)	1,875,000	1,884,950
Alaska Municipal Bond Bank Authority:
5.000%, 10/01/2026	175,000	184,618
5.000%, 12/01/2028 (Callable 12/01/2026)	615,000	638,799
CIVIC Ventures:
5.000%, 09/01/2023	235,000	235,103
5.000%, 09/01/2025	170,000	171,900
Southeast Alaska Power Agency,
5.250%, 06/01/2029 (Callable 12/01/2024)	150,000	153,631
University of Alaska,
5.000%, 10/01/2028 (Callable 10/01/2025)	110,000	113,407
Total Alaska
(Cost $3,866,235)		3,786,176	0.6%
Arizona
Arizona Industrial Development Authority:
2.470%, 07/01/2025
(Insured by SD CRED PROG)	115,000	111,520
3.169%, 10/01/2025	95,000	90,341
4.750%, 10/01/2025(3)	155,000	150,010
5.000%, 10/01/2028	110,000	115,485
5.000%, 10/01/2029	10,000	10,593
5.000%, 10/01/2030 (Callable 10/01/2026)(3)	105,000	98,078
5.000%, 10/01/2030 (Callable 10/01/2029)	140,000	148,166
4.000%, 10/01/2031 (Callable 10/01/2029)	65,000	64,071
3.625%, 05/20/2033	2,991,077	2,784,468
4.000%, 10/01/2033 (Callable 10/01/2029)	100,000	97,714
4.000%, 10/01/2034 (Callable 10/01/2029)	85,000	82,705
Cochise County Community College District,
5.000%, 07/01/2026
(Callable 07/01/2025) (Insured by BAM)	120,000	124,292
Industrial Development Authority
of the City of Phoenix,
2.950%, 07/01/2026 (Callable 07/01/2025)	1,315,000	1,258,907
Maricopa County Industrial
Development Authority:
4.500%, 07/01/2025(3)	125,000	120,334
5.000%, 07/01/2025
(Insured by SD CRED PROG)	475,000	483,711
2.100%, 07/01/2026(3)(5)	1,150,000	1,076,955
5.000%, 07/01/2026
(Insured by SD CRED PROG)	430,000	442,721
5.000%, 07/01/2027
(Insured by SD CRED PROG)	710,000	739,864
5.250%, 07/01/2033 (Callable 07/01/2030)(3)	725,000	726,267
6.000%, 07/01/2043 (Callable 07/01/2030)(3)	1,385,000	1,391,245
Total Arizona
(Cost $10,384,724)		10,117,447	1.6%
Arkansas
Arkansas Development Finance Authority,
3.490%, 09/01/2044 (Callable 07/03/2023)
(Optional Put Date 07/07/2023)(1)	5,000,000	5,000,000
Batesville Public Facilities Board,
5.000%, 06/01/2027	500,000	520,413
City of Heber Springs AR,
1.625%, 06/01/2047 (Callable 06/01/2028)	810,000	731,237
City of Prairie Grove AR,
1.750%, 06/01/2051 (Callable 12/01/2026)
(Insured by BAM)	560,000	498,586
City of West Memphis AR,
3.000%, 12/01/2041 (Callable 12/01/2028)
(Insured by BAM)	605,000	498,413
Lonoke School District No. 1,
2.250%, 02/01/2030 (Callable 07/31/2023)
(Insured by ST AID)	255,000	236,390
Total Arkansas
(Cost $7,638,348)		7,485,039	1.2%
California
California Community Choice
Financing Authority,
5.250%, 01/01/2054 (Callable 10/01/2030)
(Mandatory Tender Date 10/01/2031)(1)	1,750,000	1,830,673
California Community College
Financing Authority,
5.750%, 07/01/2060 (Callable 07/01/2032)(3)	1,550,000	1,517,082
California Health Facilities Financing Authority,
3.000%, 03/01/2041 (Callable 09/01/2023)
(Mandatory Tender Date 03/01/2024)(1)	900,000	895,465

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
California Housing Finance Agency:
3.750%, 03/25/2035 (Insured by FHLMC)	$3,914,254	$3,804,059
4.375%, 09/20/2036	1,499,210	1,496,105
California Infrastructure &
Economic Development Bank:
4.000%, 11/01/2039 (Callable 11/01/2031)	630,000	602,526
2.900%, 12/01/2050 (SIFMA Municipal
Swap Index + 0.700%) (Callable 06/01/2025)
(Mandatory Tender Date 06/01/2026)(2)	200,000	194,451
California Municipal Finance Authority,
5.000%, 05/15/2024	1,200,000	1,210,304
California Public Finance Authority:
2.125%, 11/15/2027 (Callable 07/21/2023)(3)	600,000	578,201
2.375%, 11/15/2028 (Callable 07/21/2023)(3)	565,000	541,114
3.125%, 05/15/2029 (Callable 11/15/2023)(3)	500,000	469,830
California Statewide Communities
Development Authority:
5.000%, 08/01/2026 (Callable 02/01/2024)
(Mandatory Tender Date 08/01/2024)
(Insured by HUD)(1)	1,000,000	997,489
4.000%, 04/01/2036 (Callable 04/01/2030)	1,175,000	1,181,483
Calipatria Unified School District,
0.000%, 08/01/2027 (Insured by BAM)	165,000	141,217
Cathedral City Public Financing Authority,
0.000%, 08/01/2032 (Insured by NATL)	1,085,000	757,617
City of Los Angeles Department of Airports,
5.000%, 05/15/2034 (Callable 05/15/2028)	1,710,000	1,822,321
City of Vernon CA,
5.000%, 04/01/2025	3,000,000	3,042,318
Freddie Mac Multifamily ML Certificates:
3.350%, 11/25/2033	2,656,600	2,437,282
4.140%, 01/25/2040(5)	2,998,042	2,786,194
Freddie Mac Multifamily
Variable Rate Certificate,
2.875%, 07/25/2036	3,105,309	2,715,444
Inglewood Unified School District
School Facilities Financing Authority,
5.250%, 10/15/2026 (Insured by AGM)	1,000,000	1,031,157
Irvine Facilities Financing Authority,
5.250%, 05/01/2043 (Callable 05/01/2026)	2,000,000	2,095,358
Long Beach Bond Finance Authority,
4.689%, 11/15/2026
(3 Month LIBOR USD + 1.430%)(2)	700,000	693,410
Mayers Memorial Hospital District:
0.000%, 08/01/2026	230,000	198,810
0.000%, 08/01/2029	165,000	125,626
0.000%, 08/01/2032	210,000	139,739
0.000%, 08/01/2034	260,000	158,267
Metropolitan Water District
of Southern California,
2.340%, 07/01/2037 (SIFMA Municipal
Swap Index + 0.140%) (Callable 11/23/2023)
(Mandatory Tender Date 05/21/2024)(2)	150,000	150,064
Norwalk-La Mirada Unified School District,
0.000%, 08/01/2026 (Insured by NATL)	750,000	677,608
Rialto Unified School District:
0.000%, 08/01/2037 (Callable 02/01/2033)
(Insured by BAM)(6)	470,000	255,790
0.000%, 08/01/2038 (Callable 02/01/2033)
(Insured by BAM)(6)	400,000	205,804
0.000%, 08/01/2039 (Callable 02/01/2033)
(Insured by BAM)(6)	675,000	328,460
River Islands Public Financing Authority,
5.000%, 09/01/2035 (Callable 09/01/2029)
(Insured by AGM)	675,000	768,400
Riverside County
Redevelopment Successor Agency,
5.000%, 10/01/2041 (Callable 10/01/2026)
(Insured by BAM)(5)	80,000	83,655
Santa Cruz City High School District,
0.000%, 02/01/2024 (Insured by NATL)	200,000	195,823
Savanna School District,
0.000%, 08/01/2047 (Callable 08/01/2029)
(Insured by AGM)(5)	1,000,000	1,033,613
Tuolumne Utilities District,
1.250%, 08/15/2024 (Callable 08/15/2023)	2,000,000	1,922,259
West Contra Costa Unified School District,
0.000%, 08/01/2031 (Insured by NATL)	2,000,000	1,500,114
Western Placer Unified School District,
2.000%, 06/01/2025 (Callable 07/31/2023)	225,000	214,926
Yorba Linda Redevelopment
Agency Successor Agency,
0.000%, 09/01/2026 (Insured by NATL)	315,000	279,567
Total California
(Cost $41,708,057)		41,079,625	6.5%
Colorado
Arkansas River Power Authority:
5.875%, 10/01/2026
(ETM) (Insured by XLCA)	1,000,000	1,040,515
5.000%, 10/01/2029 (Callable 10/01/2028)	725,000	752,042
5.000%, 10/01/2032 (Callable 10/01/2028)	1,000,000	1,035,145
City & County of Denver CO,
5.000%, 11/15/2047 (Callable 11/15/2032)	1,320,000	1,391,148
Colorado Educational &
Cultural Facilities Authority:
5.000%, 10/01/2028 (Callable 10/01/2025)	1,500,000	1,513,599
2.000%, 09/01/2030 (Callable 09/01/2028)	550,000	496,674
5.000%, 12/01/2038 (Callable 12/01/2028)	1,110,000	1,154,341
Colorado Health Facilities Authority:
2.125%, 05/15/2028 (Callable 07/31/2023)	750,000	680,032
5.000%, 08/01/2028	390,000	416,852
2.625%, 05/15/2029 (Callable 07/31/2023)	1,000,000	891,411
5.250%, 11/01/2034 (Callable 11/01/2032)	1,000,000	1,121,601
5.000%, 08/01/2044 (Callable 08/01/2029)	170,000	175,498
2.750%, 05/15/2061
(SIFMA Municipal Swap Index + 0.550%)
(Callable 02/17/2026)
(Mandatory Tender Date 08/17/2026)(2)	2,000,000	1,981,285
5.000%, 05/15/2062 (Callable 02/17/2026)
(Mandatory Tender Date 08/17/2026)(1)	2,000,000	2,100,798
Denver Convention Center Hotel Authority:
5.000%, 12/01/2024	1,500,000	1,517,012
5.000%, 12/01/2028 (Callable 12/01/2026)	720,000	742,078
Denver Health & Hospital Authority,
4.000%, 12/01/2028 (Callable 12/01/2023)	100,000	100,028
Denver Housing Authority,
5.000%, 07/01/2027(6)	2,000,000	2,079,828
E-470 Public Highway Authority,
0.000%, 09/01/2031 (Insured by NATL)	1,500,000	1,121,751
Fort Collins Housing Authority,
1.250%, 07/01/2024 (Callable 01/01/2024)	565,000	550,163
Glen Metropolitan District No. 2,
2.000%, 12/01/2030 (Insured by BAM)	220,000	195,569
Poudre Tech Metropolitan District,
3.000%, 12/01/2026 (Insured by AGM)	115,000	114,305
Prairie Center Metropolitan District No. 7,
4.125%, 12/15/2036 (Callable 12/15/2025)	140,000	123,728
The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Vauxmont Metropolitan District:
5.000%, 12/15/2032 (Callable 12/15/2024)
(Insured by AGM)	$135,000	$142,250
3.250%, 12/15/2050 (Callable 12/15/2024)
(Insured by AGM)	1,643,000	1,408,143
Total Colorado
(Cost $23,119,682)		22,845,796	3.6%
Connecticut
Connecticut Housing Finance Authority,
3.500%, 11/15/2045 (Callable 05/15/2029)	870,000	849,872
Connecticut State Health &
Educational Facilities Authority:
3.500%, 07/01/2026	700,000	675,692
5.000%, 07/01/2027 (Callable 07/01/2026)	60,000	60,314
5.000%, 07/01/2029	400,000	430,107
5.000%, 07/01/2030	425,000	462,118
2.800%, 07/01/2057
(Mandatory Tender Date 02/03/2026)(1)	2,500,000	2,450,057
East Hartford Housing Authority,
4.250%, 02/01/2027 (Callable 08/01/2024)
(Mandatory Tender Date 02/01/2025)
(Insured by HUD)(1)	1,000,000	1,001,974
Town of Sprague CT:
4.000%, 09/01/2024 (Insured by BAM)	40,000	40,122
4.000%, 09/01/2025 (Insured by BAM)	55,000	55,328
Total Connecticut
(Cost $6,236,632)		6,025,584	0.9%
District of Columbia
District of Columbia,
5.500%, 02/28/2034	1,000,000	1,109,058
District of Columbia Water & Sewer Authority,
3.000%, 10/01/2057 (Callable 07/01/2027)
(Mandatory Tender Date 10/01/2027)(1)	1,000,000	979,658
Metropolitan Washington Airports Authority,
5.000%, 10/01/2037 (Callable 10/01/2027)	1,000,000	1,040,066
Total District of Columbia
(Cost $3,204,415)		3,128,782	0.5%
Florida
Capital Trust Agency, Inc.:
5.250%, 12/01/2024(3)	450,000	432,246
3.375%, 07/01/2031(3)	1,000,000	935,433
6.375%, 05/01/2053
(Callable 05/01/2033)(3)(6)	750,000	748,916
City of Sunrise FL,
3.000%, 10/01/2050 (Callable 10/01/2030)	2,000,000	1,458,896
City of Tallahassee FL,
5.000%, 12/01/2027 (Callable 12/01/2025)	500,000	514,832
County of Collier FL,
5.000%, 06/01/2025	850,000	858,471
County of Miami-Dade FL:
5.000%, 10/01/2024	285,000	288,399
5.000%, 10/01/2031 (Callable 10/01/2024)	160,000	162,339
Florida Atlantic University Finance Corp.,
5.000%, 07/01/2023	500,000	500,000
Florida Development Finance Corp.:
4.000%, 06/01/2024(3)	105,000	103,759
5.000%, 11/15/2024	600,000	610,148
4.000%, 06/15/2025	445,000	441,025
2.375%, 06/01/2027 (Callable 07/31/2023)(3)	1,165,000	1,117,525
5.250%, 06/15/2029 (Callable 06/15/2027)(3)	2,000,000	1,977,856
3.000%, 06/01/2032 (Callable 06/01/2024)	2,000,000	1,588,232
5.000%, 08/15/2032(3)	455,000	450,713
5.000%, 02/01/2035 (Callable 02/01/2032)	1,000,000	1,015,504
Florida Housing Finance Corp.,
4.200%, 01/01/2045 (Callable 01/01/2028)
(Insured by GNMA)	55,000	53,954
Orange County Health Facilities Authority,
5.000%, 08/01/2028 (Callable 08/01/2024)	300,000	301,931
Palm Beach County Housing Authority,
5.000%, 04/01/2026
(Mandatory Tender Date 04/01/2025)(1)	1,000,000	1,017,975
School Board of Miami-Dade County,
5.000%, 02/01/2028 (Callable 02/01/2026)	1,000,000	1,039,834
UCF Stadium Corp.,
5.000%, 03/01/2025	370,000	378,282
Total Florida
(Cost $16,088,306)		15,996,270	2.5%
Georgia
Atlanta Development Authority,
5.000%, 07/01/2024	200,000	203,096
Atlanta Urban Residential Finance Authority,
2.000%, 09/01/2025
(Mandatory Tender Date 09/01/2024)(1)	2,000,000	1,944,612
Bartow County Development Authority:
3.950%, 12/01/2032
(Mandatory Tender Date 03/08/2028)(1)	1,000,000	997,583
2.875%, 08/01/2043
(Mandatory Tender Date 08/19/2025)(1)	2,000,000	1,941,457
Clayton County Development Authority,
4.000%, 07/01/2034 (Callable 07/01/2027)	100,000	101,350
Development Authority of Gwinnett County,
5.000%, 07/01/2040 (Callable 07/01/2027)	3,010,000	3,109,045
Gainesville & Hall County
Development Authority,
2.050%, 11/15/2033 (Callable 07/01/2023)
(Optional Put Date 07/03/2023)
(Insured by AGC)(1)	2,000,000	2,000,000
George L Smith II Congress Center Authority,
3.625%, 01/01/2031(3)	750,000	670,841
Main Street Natural Gas, Inc.:
4.000%, 11/01/2023(3)	1,000,000	998,588
5.000%, 05/15/2024	65,000	65,474
4.000%, 08/01/2048 (Callable 09/01/2023)
(Mandatory Tender Date 12/01/2023)(1)	500,000	500,116
4.317%, 08/01/2048 (1 Month LIBOR
USD + 0.830%) (Callable 09/01/2023)
(Mandatory Tender Date 12/01/2023)(2)	290,000	289,815
4.000%, 08/01/2049 (Callable 09/01/2024)
(Mandatory Tender Date 12/02/2024)(1)	1,000,000	1,002,867
4.000%, 07/01/2052 (Callable 06/01/2027)
(Mandatory Tender Date 09/01/2027)(1)	1,000,000	996,692
4.000%, 08/01/2052 (Callable 05/01/2027)
(Mandatory Tender Date 11/01/2027)(1)(3)	2,850,000	2,754,651
5.000%, 12/01/2052 (Callable 03/01/2029)
(Mandatory Tender Date 06/01/2029)(1)	1,250,000	1,289,486
5.000%, 06/01/2053 (Callable 03/01/2030)
(Mandatory Tender Date 06/01/2030)(1)	2,000,000	2,070,720
Oconee County Industrial
Development Authority,
5.750%, 03/01/2045 (Callable 03/01/2031)	1,750,000	1,487,322
Private Colleges & Universities Authority:
5.000%, 06/01/2027	200,000	210,835
5.000%, 06/01/2033 (Callable 06/01/2031)	500,000	551,240
Total Georgia
(Cost $24,078,051)		23,185,790	3.7%

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Hawaii
State of Hawaii,
5.000%, 08/01/2027 (Callable 08/01/2023)	$2,535,000	$2,536,398
Total Hawaii
(Cost $2,538,953)		2,536,398	0.4%
Idaho
Idaho Housing & Finance Association,
3.000%, 05/01/2042 (Callable 05/01/2032)
(Insured by SCH BD GTY)	480,000	357,144
Total Idaho
(Cost $360,449)		357,144	0.1%
Illinois
Champaign & Piatt Counties
Community Unit School District No. 3,
3.500%, 09/01/2029 (Callable 07/31/2023)	180,000	180,082
Chicago Board of Education:
0.000%, 12/01/2025 (Insured by NATL)	1,000,000	906,502
5.250%, 04/01/2034 (Callable 04/01/2033)	1,000,000	1,118,731
Chicago Midway International Airport,
5.000%, 01/01/2030 (Callable 01/01/2024)	1,500,000	1,505,557
Chicago O’Hare International Airport:
5.000%, 01/01/2036 (Callable 01/01/2032)	500,000	544,574
5.500%, 01/01/2055 (Callable 01/01/2032)	1,255,000	1,347,315
Chicago Park District:
5.000%, 01/01/2024	225,000	226,564
5.000%, 01/01/2029 (Callable 01/01/2024)	1,125,000	1,132,821
5.000%, 01/01/2030
(Pre-refunded to 01/01/2024)	100,000	100,850
5.000%, 01/01/2030 (Callable 01/01/2024)	50,000	50,357
5.250%, 01/01/2042 (Callable 01/01/2033)	1,255,000	1,372,938
Chicago Transit Authority,
5.250%, 12/01/2049 (Callable 12/01/2024)	2,430,000	2,464,820
City of Chicago IL:
5.000%, 11/01/2023	125,000	125,539
5.000%, 11/01/2027 (Callable 11/01/2026)
(Insured by BAM)	100,000	106,226
0.000%, 01/01/2029 (Insured by NATL)	4,125,000	3,322,386
5.000%, 11/01/2029 (Callable 11/01/2026)	390,000	408,469
5.500%, 01/01/2040 (Callable 01/01/2032)	1,000,000	1,093,512
5.250%, 01/01/2042 (Callable 07/01/2032)
(Insured by AGM)	1,000,000	1,098,559
5.250%, 01/01/2043 (Callable 07/01/2032)
(Insured by AGM)	1,000,000	1,097,536
Cook County Community
College District No. 508,
5.250%, 12/01/2028 (Callable 12/01/2023)	325,000	325,981
Crawford Hospital District,
4.000%, 01/01/2027 (Insured by AGM)	315,000	319,755
Illinois Finance Authority:
5.000%, 10/01/2023	100,000	100,290
5.000%, 11/01/2024	50,000	50,408
3.000%, 05/01/2025	265,000	256,753
5.000%, 09/01/2025	1,735,000	1,733,568
5.000%, 10/01/2025	150,000	153,574
5.000%, 09/01/2027 (Callable 09/01/2026)	500,000	519,037
4.000%, 05/01/2030 (Callable 05/01/2028)	275,000	270,967
3.000%, 09/01/2031 (Callable 09/01/2026)	1,475,000	1,338,157
5.000%, 02/15/2037 (Callable 08/15/2027)	1,000,000	992,716
4.125%, 11/15/2037 (Callable 11/15/2025)	300,000	289,680
5.000%, 11/15/2039 (Callable 05/15/2025)	2,500,000	2,527,002
5.625%, 08/01/2053 (Callable 08/01/2033)(3)	2,500,000	2,504,642
Illinois Housing Development Authority:
4.000%, 06/01/2026
(Mandatory Tender Date 06/01/2025)
(Insured by FHA)(1)	500,000	500,654
2.900%, 08/01/2031 (Callable 02/01/2026)	1,000,000	938,361
2.200%, 04/01/2045 (Callable 07/03/2023)
(Optional Put Date 07/07/2023)
(Insured by GNMA)(1)	2,000,000	2,000,000
Illinois Sports Facilities Authority:
5.000%, 06/15/2030	900,000	918,358
5.000%, 06/15/2031	2,025,000	2,060,802
5.250%, 06/15/2031 (Callable 06/15/2024)
(Insured by AGM)	600,000	607,977
Joliet Park District,
4.000%, 02/01/2033 (Callable 07/31/2023)
(Insured by AGM)	150,000	150,095
Madison County Community
Unit School District No. 8,
4.000%, 12/01/2032 (Callable 12/01/2028)
(Insured by BAM)	1,000,000	1,034,307
Madison, Bond, Etc. Counties Community
Unit School District No. 5:
5.500%, 02/01/2032 (Callable 02/01/2030)
(Insured by AGM)	475,000	543,758
5.500%, 02/01/2034 (Callable 02/01/2030)
(Insured by AGM)	600,000	684,120
5.500%, 02/01/2035 (Callable 02/01/2030)
(Insured by AGM)	570,000	647,247
Metropolitan Pier & Exposition Authority:
0.000%, 06/15/2027 (Insured by AGM)	750,000	648,329
0.000%, 12/15/2034 (Insured by NATL)	2,000,000	1,261,021
Niles Park District,
3.000%, 12/01/2032 (Callable 07/31/2023)	700,000	688,061
Northern Illinois University:
5.000%, 04/01/2024 (Insured by BAM)	500,000	505,103
5.000%, 10/01/2031 (Callable 04/01/2031)
(Insured by BAM)	450,000	484,440
4.000%, 10/01/2032 (Callable 04/01/2031)
(Insured by BAM)	500,000	506,180
Peoria Public Building Commission,
0.000%, 12/01/2025	1,000,000	903,516
Southern Illinois University,
4.000%, 04/01/2030 (Insured by BAM)	1,575,000	1,584,171
State of Illinois:
6.000%, 06/15/2024 (Insured by NATL)	100,000	102,264
5.000%, 01/01/2026	50,000	51,758
5.000%, 11/01/2026	2,000,000	2,098,185
5.250%, 07/01/2031 (Callable 07/10/2023)	1,050,000	1,050,275
University of Illinois,
4.000%, 04/01/2034 (Callable 04/01/2025)	650,000	639,121
Upper Illinois River Valley
Development Authority,
4.000%, 01/01/2031 (Callable 01/01/2027)(3)	220,000	207,711
Village of River Grove IL,
4.000%, 12/15/2032 (Callable 12/15/2030)
(Insured by BAM)	505,000	524,210
Wauconda Special Service Area No. 1,
5.000%, 03/01/2033 (Callable 03/01/2025)
(Insured by BAM)	3,410,000	3,463,801
Will County Community
High School District No. 210:
0.000%, 01/01/2028 (Insured by BAM)	310,000	262,133
0.000%, 01/01/2032 (Insured by BAM)	125,000	90,352
4.000%, 01/01/2034 (Callable 01/01/2029)
(Insured by AGM)	150,000	153,043
Total Illinois
(Cost $55,020,641)		54,895,221	8.7%

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Indiana
City of Rockport IN,
3.125%, 07/01/2025	$2,000,000	$1,955,617
Indiana Finance Authority:
5.000%, 09/15/2023	795,000	796,470
3.500%, 03/01/2024	3,000,000	2,994,374
5.500%, 04/01/2024	665,000	669,873
5.000%, 04/01/2028	870,000	887,533
5.000%, 06/01/2038 (Callable 06/01/2033)	750,000	778,460
5.000%, 06/01/2043 (Callable 06/01/2033)	755,000	776,356
5.000%, 06/01/2053 (Callable 06/01/2033)	700,000	706,504
Indiana Health & Educational
Facilities Financing Authority,
5.000%, 11/15/2046 (Callable 11/15/2026)	150,000	152,874
Indianapolis Local Public
Improvement Bond Bank,
5.250%, 02/01/2048 (Callable 08/01/2033)	2,800,000	3,112,987
Plainfield Redevelopment Authority,
3.250%, 08/01/2032 (Callable 08/01/2023)
(Insured by ST AID)	145,000	138,806
Plainfield Redevelopment District,
3.000%, 07/01/2031 (Callable 07/01/2027)	435,000	411,759
Posey County Redevelopment Authority,
5.000%, 07/15/2025	3,000,000	3,074,580
Total Indiana
(Cost $16,498,402)		16,456,193	2.6%
Iowa
City of Coralville IA,
4.000%, 06/01/2024	200,000	198,422
City of Stuart IA,
4.750%, 06/01/2026 (Callable 06/01/2025)	1,000,000	999,889
Iowa Finance Authority:
7.500%, 01/01/2032 (Callable 01/01/2030)(3)	1,000,000	951,344
4.000%, 07/01/2047 (Callable 07/01/2028)
(Insured by GNMA)	175,000	173,783
5.500%, 07/01/2053 (Callable 01/01/2033)
(Insured by GNMA)	2,575,000	2,741,592
Iowa Higher Education Loan Authority:
3.000%, 04/01/2024	255,000	253,404
5.000%, 10/01/2037 (Callable 10/01/2030)	400,000	415,661
PEFA, Inc.,
5.000%, 09/01/2049 (Callable 06/01/2026)
(Mandatory Tender Date 09/01/2026)(1)	1,210,000	1,233,728
Total Iowa
(Cost $6,974,448)		6,967,823	1.1%
Kansas
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	25,000	25,019
Wyandotte County-Kansas
City Unified Government,
0.000%, 12/01/2027 (Insured by NATL)	95,000	78,982
Total Kansas
(Cost $101,792)		104,001	0.0%
Kentucky
Garrard County School District Finance Corp.:
5.000%, 08/01/2036 (Callable 08/01/2031)
(Insured by BAM)	1,220,000	1,342,483
5.000%, 08/01/2037 (Callable 08/01/2031)
(Insured by BAM)	1,000,000	1,089,228
Kentucky Economic Development
Finance Authority:
0.000%, 10/01/2025 (Insured by NATL)	35,000	32,047
5.000%, 07/01/2028 (Callable 07/01/2025)	2,335,000	2,365,062
5.000%, 06/01/2030 (Callable 06/01/2027)	50,000	51,122
5.000%, 07/01/2040 (Callable 07/01/2025)	1,290,000	1,294,197
Kentucky Higher Education Student Loan Corp.,
5.000%, 06/01/2024	130,000	131,374
Kentucky Housing Corp.,
5.850%, 04/01/2048(1)	804,742	786,143
Kentucky Public Energy Authority:
4.000%, 01/01/2049 (Callable 10/01/2024)
(Mandatory Tender Date 01/01/2025)(1)	2,500,000	2,499,756
4.000%, 12/01/2049 (Callable 03/01/2025)
(Mandatory Tender Date 06/01/2025)(1)	320,000	318,444
4.607%, 12/01/2049 (1 Month LIBOR
USD + 1.120%) (Callable 03/01/2025)
(Mandatory Tender Date 06/01/2025)(2)	700,000	696,215
4.000%, 12/01/2050 (Callable 03/01/2026)
(Mandatory Tender Date 06/01/2026)(1)	275,000	274,439
Morehead State University,
5.000%, 04/01/2028 (Callable 04/01/2025)
(Insured by ST AID)	230,000	236,045
Total Kentucky
(Cost $11,348,427)		11,116,555	1.8%
Louisiana
Ernest N. Morial New Orleans
Exhibition Hall Authority,
5.000%, 07/15/2038 (Callable 07/15/2033)	1,000,000	1,111,067
Louisiana Local Government
Environmental Facilities & Community
Development Authority:
4.000%, 10/01/2023	100,000	99,886
4.000%, 10/01/2024	145,000	144,683
3.020%, 04/01/2031 (Callable 04/01/2025)(3)	1,123,000	1,111,310
5.250%, 06/15/2033 (Callable 06/15/2031)(3)	1,050,000	970,856
Louisiana Public Facilities Authority:
0.000%, 10/01/2024(5)	400,000	394,197
0.000%, 10/01/2029(5)	560,000	584,150
5.000%, 05/15/2033 (Callable 05/15/2030)	350,000	384,146
0.000%, 10/01/2033(5)	2,515,000	2,661,189
0.000%, 10/01/2046 (Callable 10/01/2033)(5)	110,000	108,732
Morehouse Parish Hospital
Service District No. 1,
3.000%, 10/01/2030 (Callable 10/01/2027)	100,000	85,912
St. Tammany Parish Hospital
Service District No. 1,
5.000%, 07/01/2034 (Callable 07/01/2028)	1,520,000	1,625,446
Total Louisiana
(Cost $9,292,658)		9,281,574	1.5%
Maine
City of Lewiston ME:
1.375%, 02/15/2033 (Callable 02/15/2028)	1,000,000	772,459
1.500%, 02/15/2035 (Callable 02/15/2028)	1,435,000	1,058,768
Finance Authority of Maine:
5.000%, 12/01/2023 (Insured by AGM)	125,000	125,748
5.000%, 12/01/2024 (Insured by AGM)	125,000	127,274
5.000%, 12/01/2025 (Insured by AGM)	200,000	206,099
5.000%, 12/01/2026 (Insured by AGM)	200,000	208,389
Maine Health & Higher
Educational Facilities Authority:
5.000%, 07/01/2026 (Insured by ST AID)	100,000	104,421
5.000%, 07/01/2034 (Callable 07/01/2030)
(Insured by ST AID)	960,000	1,039,715

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Maine Health & Higher
Educational Facilities Authority: (cont.)
5.000%, 07/01/2035 (Callable 07/01/2030)
(Insured by ST AID)	$1,510,000	$1,625,148
5.000%, 07/01/2036 (Callable 07/01/2030)
(Insured by ST AID)	1,615,000	1,730,183
Maine State Housing Authority,
5.000%, 11/15/2052 (Callable 11/15/2031)	990,000	1,020,893
Total Maine
(Cost $8,076,221)		8,019,097	1.3%
Maryland
Maryland Community
Development Administration:
4.050%, 10/01/2024	1,000,000	997,336
3.850%, 03/01/2025	2,000,000	1,974,934
0.550%, 09/01/2026	555,000	503,232
2.000%, 03/01/2032 (Callable 09/01/2030)	400,000	339,209
3.750%, 03/01/2050 (Callable 03/01/2029)	1,735,000	1,710,246
Maryland Economic Development Corp.,
3.500%, 07/01/2024(3)	805,000	788,466
Maryland Health & Higher
Educational Facilities Authority:
5.000%, 01/01/2024	540,000	542,136
5.000%, 01/01/2025	470,000	475,486
5.000%, 07/01/2045 (Callable 01/01/2027)
(Mandatory Tender Date 07/01/2027)(1)	380,000	398,611
Total Maryland
(Cost $7,896,161)		7,729,656	1.2%
Massachusetts
Massachusetts Development Finance Agency:
5.000%, 07/15/2023(3)	115,000	115,023
5.000%, 07/15/2024(3)	125,000	126,004
5.000%, 07/15/2025(3)	65,000	64,943
5.000%, 07/01/2028 (Callable 07/01/2026)	720,000	739,461
5.000%, 07/01/2044 (Callable 07/01/2027)	575,000	581,061
Massachusetts Educational Financing Authority:
2.000%, 07/01/2037 (Callable 07/01/2031)	2,600,000	2,192,713
4.250%, 07/01/2044 (Callable 07/01/2033)	2,285,000	2,260,501
Total Massachusetts
(Cost $6,490,926)		6,079,706	1.0%
Michigan
Charter Township of Lansing MI,
2.750%, 05/01/2028 (Callable 07/31/2023)	265,000	252,867
Flint Hospital Building Authority,
5.000%, 07/01/2023	30,000	30,000
Michigan Finance Authority:
5.000%, 07/01/2024	260,000	260,857
5.000%, 07/01/2025 (Callable 07/01/2024)	140,000	140,480
5.000%, 07/01/2026 (Callable 07/01/2024)	170,000	170,778
5.250%, 02/01/2027	1,465,000	1,474,428
5.000%, 07/01/2027 (Callable 07/01/2025)	160,000	164,042
4.500%, 10/01/2029 (Callable 10/01/2024)	3,550,000	3,548,240
5.000%, 07/01/2030 (Callable 07/01/2024)	165,000	166,222
5.000%, 07/01/2044 (Callable 07/01/2024)	130,000	130,040
Michigan State Hospital Finance Authority,
5.000%, 11/15/2032 (Callable 05/15/2025)	255,000	263,101
Michigan State Housing Development Authority,
3.500%, 12/01/2050 (Callable 06/01/2029)	225,000	220,148
Michigan State University:
5.000%, 02/15/2036 (Callable 02/15/2033)	440,000	511,416
5.000%, 08/15/2036 (Callable 02/15/2033)	800,000	925,265
5.000%, 08/15/2037 (Callable 02/15/2033)	800,000	920,221
5.000%, 08/15/2038 (Callable 02/15/2033)	1,150,000	1,318,405
Walled Lake Consolidated School District,
5.000%, 05/01/2047 (Callable 05/01/2032)
(Insured by Q-SBLF)	435,000	467,917
Total Michigan
(Cost $11,061,284)		10,964,427	1.7%
Minnesota
City of Center City MN,
4.000%, 11/01/2031 (Callable 11/01/2027)	245,000	239,556
County of Washington MN:
2.375%, 02/01/2035	1,550,000	1,343,884
2.375%, 02/01/2036	1,590,000	1,347,014
Housing & Redevelopment Authority
of the City of St. Paul MN:
3.500%, 12/01/2025 (Callable 12/01/2023)
(Mandatory Tender Date 06/01/2024)
(Insured by HUD)(1)	1,900,000	1,886,631
4.000%, 09/01/2031 (Callable 09/01/2024)	350,000	329,462
Minnesota Housing Finance Agency:
3.450%, 02/01/2025 (Callable 08/01/2024)	2,000,000	1,989,811
3.500%, 07/01/2050 (Callable 07/01/2029)
(Insured by GNMA)	1,255,000	1,229,138
5.750%, 07/01/2053 (Callable 01/01/2033)
(Insured by GNMA)(6)	1,000,000	1,072,622
Zumbro Education District,
4.000%, 02/01/2031	370,000	368,704
Total Minnesota
(Cost $10,010,983)		9,806,822	1.5%
Mississippi
City of Ridgeland MS,
3.000%, 10/01/2025	325,000	319,966
Mississippi Business Finance Corp.,
3.200%, 09/01/2028 (Callable 03/13/2024)	1,000,000	982,641
Mississippi Development Bank:
5.000%, 11/01/2025	840,000	849,586
5.000%, 11/01/2026	780,000	794,561
Mississippi Home Corp.:
4.000%, 12/01/2043 (Callable 12/01/2026)
(Insured by GNMA)	45,000	44,687
5.000%, 12/01/2052 (Callable 06/01/2031)
(Insured by GNMA)	2,350,000	2,426,915
Mississippi Hospital Equipment
& Facilities Authority,
5.000%, 10/01/2040 (Callable 12/01/2026)
(Mandatory Tender Date 03/01/2027)(1)	415,000	433,354
Vicksburg Warren School District:
5.000%, 03/01/2025	350,000	356,141
5.000%, 03/01/2028	270,000	283,482
Total Mississippi
(Cost $6,683,302)		6,491,333	1.0%
Missouri
Clay County School District No. 40:
5.000%, 04/01/2036 (Callable 04/01/2033)	550,000	599,287
5.000%, 04/01/2038 (Callable 04/01/2033)	480,000	512,533
County of Platte MO:
5.000%, 02/01/2025 (Callable 07/31/2023)	125,000	125,004
3.000%, 03/01/2027 (Callable 07/31/2023)	200,000	188,277
Dunklin R-V School District,
4.000%, 03/01/2043 (Callable 03/01/2031)
(Insured by ST AID)	940,000	924,830
Health & Educational Facilities
Authority of the State of Missouri:
4.000%, 02/01/2025	700,000	692,741
5.000%, 02/01/2025 (Callable 02/01/2024)	180,000	180,305

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Health & Educational Facilities
Authority of the State of Missouri: (cont.)
4.000%, 08/01/2027	$440,000	$419,434
5.000%, 09/01/2027	150,000	153,555
5.000%, 02/01/2029 (Callable 02/01/2024)	1,000,000	1,000,632
5.000%, 02/01/2030 (Callable 02/01/2026)	160,000	160,070
4.000%, 08/01/2030 (Callable 08/01/2024)	570,000	522,324
4.000%, 02/01/2032 (Callable 02/01/2029)	325,000	296,603
5.000%, 05/15/2036 (Callable 05/15/2026)	875,000	901,231
Industrial Development
Authority of University City,
5.500%, 06/15/2042 (Callable 06/15/2033)	1,000,000	999,963
Joplin Schools,
2.000%, 03/01/2032 (Callable 03/01/2029)
(Insured by BAM)	1,000,000	855,229
Missouri Housing Development Commission,
2.350%, 11/01/2046 (Callable 05/01/2030)
(Insured by GNMA)	730,000	507,999
St. Louis Land Clearance
for Redevelopment Authority:
4.250%, 06/01/2026	155,000	154,775
5.000%, 06/01/2028 (Callable 12/01/2026)	1,000,000	1,029,017
3.875%, 10/01/2035 (Callable 10/01/2029)	2,470,000	2,019,878
5.000%, 04/01/2038 (Callable 04/01/2027)	595,000	612,390
St. Louis Municipal Finance Corp.:
5.000%, 02/15/2025	300,000	306,720
5.000%, 10/01/2040 (Callable 10/01/2030)
(Insured by AGM)	1,750,000	1,855,864
5.000%, 10/01/2045 (Callable 10/01/2030)
(Insured by AGM)	1,000,000	1,049,955
Total Missouri
(Cost $16,315,337)		16,068,616	2.5%
Montana
City of Forsyth MT,
3.875%, 07/01/2028 (Callable 04/02/2028)	600,000	601,887
Montana Facility Finance Authority:
5.000%, 07/01/2029 (Callable 07/01/2028)	1,040,000	1,086,997
5.000%, 07/01/2030 (Callable 07/01/2028)	635,000	664,146
Total Montana
(Cost $2,378,468)		2,353,030	0.4%
Nebraska
City of Fremont NE,
1.750%, 07/15/2034 (Callable 07/08/2028)	1,055,000	851,581
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2026 (Callable 05/15/2024)	315,000	316,275
Madison County Hospital Authority No. 1,
5.000%, 07/01/2032 (Callable 07/01/2025)	500,000	511,394
Total Nebraska
(Cost $1,710,060)		1,679,250	0.3%
Nevada
Henderson Public Improvement Trust,
3.000%, 01/01/2026 (ETM)	270,000	266,676
State of Nevada,
4.000%, 12/15/2025(3)	1,450,000	1,406,950
Total Nevada
(Cost $1,723,035)		1,673,626	0.3%
New Hampshire
New Hampshire Business Finance Authority:
3.250%, 04/01/2028 (Callable 01/01/2028)	2,000,000	1,705,153
2.575%, 10/01/2033 (SIFMA Municipal
Swap Index + 0.375%) (Callable 07/03/2023)
(Mandatory Tender Date 07/01/2024)(2)	1,250,000	1,225,152
4.375%, 09/20/2036	2,468,702	2,417,915
4.000%, 10/20/2036	1,981,802	1,876,892
4.500%, 06/01/2053 (Callable 06/01/2033)
(Insured by BAM)	1,650,000	1,625,923
Total New Hampshire
(Cost $8,967,284)		8,851,035	1.4%
New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2024(3)	140,000	139,034
Gloucester County Improvement Authority,
5.000%, 07/01/2023	740,000	740,000
New Jersey Economic Development Authority:
3.450%, 09/01/2025 (SIFMA Municipal
Swap Index + 1.250%) (Callable 03/01/2025)
(Insured by ST AID)(2)	430,000	430,451
5.625%, 01/01/2052 (Callable 01/01/2024)	1,000,000	1,003,547
New Jersey Educational Facilities Authority:
5.000%, 07/01/2026
(Pre-refunded to 07/01/2025)	55,000	56,999
5.000%, 07/01/2026 (Callable 07/01/2025)	70,000	72,067
5.000%, 07/01/2026 (Callable 07/01/2025)	595,000	609,918
5.000%, 07/01/2028 (Insured by AGM)	125,000	132,277
New Jersey Health Care Facilities
Financing Authority,
5.000%, 07/01/2026 (Callable 07/01/2025)
(Insured by AGM)	1,095,000	1,120,130
New Jersey Higher Education
Student Assistance Authority:
5.000%, 12/01/2025	1,200,000	1,232,136
5.000%, 12/01/2027	775,000	811,787
5.000%, 12/01/2027 (Callable 12/01/2026)	1,400,000	1,452,364
New Jersey Housing &
Mortgage Finance Agency:
3.600%, 05/01/2026 (Insured by HUD)	3,000,000	3,000,352
1.800%, 10/01/2027	3,655,000	3,319,941
New Jersey Transportation Trust Fund Authority:
0.000%, 12/15/2027 (Insured by BAM)	1,750,000	1,501,551
0.000%, 12/15/2029 (Insured by AGM)	2,000,000	1,592,708
0.000%, 12/15/2030	1,000,000	758,683
0.000%, 12/15/2038 (Insured by BAM)	2,000,000	1,045,199
South Jersey Port Corp.,
3.500%, 01/01/2032 (Callable 01/01/2026)	100,000	96,287
South Jersey Transportation Authority,
5.250%, 11/01/2052 (Callable 11/01/2032)
(Insured by BAM)	1,250,000	1,371,926
Total New Jersey
(Cost $20,574,147)		20,487,357	3.2%
New Mexico
Town of Clayton NM,
5.000%, 11/01/2026 (Callable 11/01/2025)
(Insured by NATL)	185,000	188,158
Village of Los Ranchos de Albuquerque NM,
5.000%, 09/01/2027	350,000	371,675
Total New Mexico
(Cost $588,474)		559,833	0.1%
New York
Albany County Capital Resource Corp.,
3.100%, 07/01/2030	200,000	174,253
Amherst Industrial Development Agency,
3.900%, 04/01/2026 (Mandatory Tender
Date 04/01/2025) (Insured by FHA)(1)	2,000,000	2,000,341
The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Build NYC Resource Corp.,
4.000%, 12/01/2031
(Callable 12/01/2029)(3)	$600,000	$541,928
City of Amsterdam NY,
5.000%, 06/20/2024	1,500,000	1,503,972
City of Long Beach NY,
5.250%, 07/15/2037 (Callable 07/15/2030)
(Insured by BAM)	200,000	217,003
City of Poughkeepsie NY:
4.000%, 04/15/2028	230,000	227,450
4.000%, 04/15/2030	250,000	247,505
City of Schenectady NY,
4.750%, 05/03/2024	4,900,000	4,946,136
Dutchess County NY Local Development Corp.,
5.000%, 07/01/2030 (Callable 07/01/2026)	180,000	185,604
Huntington Local Development Corp.,
4.000%, 07/01/2027	1,000,000	955,184
Long Island Power Authority,
2.650%, 09/01/2038 (SIFMA Municipal
Swap Index + 0.450%) (Callable 03/01/2025)
(Mandatory Tender Date 09/01/2025)(2)	485,000	482,059
Monroe County Industrial Development Corp.,
4.840%, 11/01/2040 (Insured by FNMA)	2,491,794	2,540,845
New York City Housing Development Corp.:
2.250%, 11/01/2041 (Callable 05/01/2029)	1,410,000	984,022
3.000%, 02/15/2048 (Callable 05/15/2024)	2,000,000	1,960,449
3.500%, 02/15/2048 (Callable 05/15/2024)	1,600,000	1,569,759
0.700%, 11/01/2060 (Callable 07/21/2023)
(Mandatory Tender Date 07/01/2025)(1)	3,510,000	3,276,587
0.600%, 05/01/2061 (Callable 07/21/2023)
(Mandatory Tender Date 07/01/2025)
(Insured by FHA)(1)	2,420,000	2,239,268
New York City Industrial Development Agency,
2.000%, 01/01/2038 (Callable 01/01/2031)
(Insured by AGM)	1,200,000	851,457
New York State Housing Finance Agency:
0.750%, 05/01/2025 (Callable 07/21/2023)
(Insured by SONYMA)	2,000,000	1,866,134
0.650%, 11/01/2056 (Callable 07/21/2023)
(Mandatory Tender Date 11/01/2025)
(Insured by SONYMA)(1)	1,000,000	917,560
1.000%, 11/01/2061 (Callable 09/01/2023)
(Mandatory Tender Date 11/01/2026)
(Insured by SONYMA)(1)	3,000,000	2,727,994
New York Transportation Development Corp.:
5.000%, 01/01/2029 (Callable 01/01/2028)	1,900,000	1,971,031
4.000%, 10/01/2030	2,300,000	2,292,840
Onondaga Civic Development Corp.:
5.000%, 10/01/2023	165,000	165,180
5.000%, 10/01/2024	35,000	35,110
5.000%, 10/01/2025	225,000	224,983
4.125%, 10/01/2035 (Callable 10/01/2025)	370,000	323,286
Onondaga County Trust for Cultural Resources:
5.000%, 05/01/2027	180,000	186,829
5.000%, 05/01/2029 (Callable 05/01/2027)	345,000	358,088
State of New York Mortgage Agency,
3.500%, 04/01/2049 (Callable 10/01/2028)	130,000	127,806
Town of Ramapo NY:
3.375%, 05/15/2024 (Callable 07/31/2023)	25,000	24,418
3.000%, 11/01/2027 (Callable 07/21/2023)	100,000	91,266
4.125%, 05/15/2028 (Callable 07/31/2023)	115,000	108,932
Triborough Bridge & Tunnel Authority,
3.770%, 01/01/2032 (SOFR + 0.380%)
(Callable 11/01/2023)
(Mandatory Tender Date 02/01/2024)(2)	1,460,000	1,451,604
Village of Johnson City NY,
5.250%, 09/29/2023	1,000,000	999,824
Westchester County Local Development Corp.,
2.875%, 07/01/2026(3)	2,000,000	1,906,872
Total New York
(Cost $41,388,239)		40,683,579	6.4%
North Carolina
City of Asheville NC,
2.000%, 08/01/2041 (Callable 08/01/2031)	1,185,000	814,799
Greater Asheville Regional Airport Authority:
5.000%, 07/01/2038 (Callable 07/01/2033)
(Insured by AGM)	270,000	290,527
5.250%, 07/01/2040 (Callable 07/01/2033)
(Insured by AGM)	500,000	546,856
North Carolina Housing Finance Agency,
4.000%, 07/01/2050 (Callable 01/01/2029)
(Insured by GNMA)	905,000	897,803
North Carolina Medical Care Commission,
5.000%, 01/01/2038 (Callable 01/01/2026)	1,250,000	1,243,624
State of North Carolina,
2.000%, 06/01/2032 (Callable 06/01/2029)	525,000	461,397
University of North Carolina at Chapel Hill,
4.034%, 12/01/2041 (SOFR + 0.650%)
(Callable 12/01/2024)
(Mandatory Tender Date 06/01/2025)(2)	1,750,000	1,751,363
Winston-Salem State University,
4.250%, 06/01/2032 (Callable 06/01/2024)	50,000	49,270
Total North Carolina
(Cost $6,081,123)		6,055,639	1.0%
North Dakota
Cass County Joint Water Resource District,
0.480%, 05/01/2024 (Callable 07/31/2023)	2,000,000	1,925,247
City of Grand Forks ND:
5.000%, 12/01/2024	100,000	101,503
5.000%, 12/01/2029	750,000	781,846
City of Horace ND:
3.250%, 08/01/2024 (Callable 08/01/2023)	1,125,000	1,106,510
4.000%, 01/01/2025 (Callable 01/01/2024)	1,000,000	1,000,506
5.125%, 07/01/2025 (Callable 07/01/2024)	780,000	780,173
City of Larimore ND,
0.850%, 05/01/2024 (Callable 07/31/2023)	1,100,000	1,063,176
City of Mandan ND:
4.000%, 09/01/2034 (Callable 09/01/2024)	1,010,000	1,005,159
3.000%, 09/01/2036 (Callable 09/01/2024)	255,000	222,127
City of Mayville ND,
3.750%, 08/01/2025 (Callable 08/01/2023)	1,000,000	965,658
County of McKenzie ND:
5.000%, 08/01/2023	300,000	300,164
5.000%, 08/01/2024 (Callable 08/01/2023)	400,000	400,255
County of Ward ND:
5.000%, 06/01/2029 (Callable 06/01/2028)	1,000,000	967,364
5.000%, 06/01/2031 (Callable 06/01/2028)	1,365,000	1,305,439
Jamestown Park District,
2.900%, 07/01/2035 (Callable 07/01/2023)	20,000	20,000
Williston Parks & Recreation District:
4.500%, 03/01/2025 (Callable 07/17/2023)	425,000	417,965
4.000%, 03/01/2032 (Callable 07/17/2023)	15,000	12,917
Total North Dakota
(Cost $12,623,728)		12,376,009	2.0%
Ohio
City of Whitehall OH,
4.750%, 11/30/2023 (Insured by ST AID)	1,000,000	1,000,387

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Cleveland-Cuyahoga County Port Authority:
5.000%, 07/01/2030	$350,000	$391,579
5.000%, 07/01/2032 (Callable 07/01/2031)	495,000	560,753
5.500%, 08/01/2052 (Callable 08/01/2032)	1,400,000	1,483,361
Columbus Metropolitan Housing Authority:
2.000%, 11/01/2026 (Callable 09/01/2023)	265,000	252,325
3.000%, 11/01/2028 (Callable 09/01/2023)	275,000	269,007
County of Cuyahoga OH,
4.000%, 01/01/2033 (Callable 01/01/2031)	300,000	315,513
County of Hamilton OH,
5.000%, 02/01/2028 (Callable 02/01/2024)	250,000	250,137
County of Montgomery OH,
3.000%, 08/01/2034 (Callable 02/01/2031)	200,000	184,210
Hamilton County Convention
Facilities Authority,
5.000%, 12/01/2026 (Callable 12/01/2023)	1,000,000	1,001,881
Lancaster Port Authority,
5.000%, 08/01/2049 (Callable 11/01/2024)
(Mandatory Tender Date 02/01/2025)(1)	635,000	644,695
Northeast Ohio Medical University:
5.000%, 12/01/2024	75,000	76,097
5.000%, 12/01/2026	100,000	103,643
Ohio Air Quality Development Authority:
1.375%, 02/01/2026
(Mandatory Tender Date 11/01/2024)(1)	1,000,000	949,597
4.000%, 09/01/2030
(Mandatory Tender Date 06/01/2027)(1)	2,150,000	2,131,324
4.250%, 11/01/2040
(Mandatory Tender Date 06/01/2027)(1)	1,000,000	995,955
Ohio Higher Educational Facility Commission:
9.662%, 12/01/2023 (CPI YOY + 1.120%)
(Insured by AMBAC)(2)	500,000	505,388
5.000%, 12/01/2032	595,000	626,163
Ohio Housing Finance Agency:
2.450%, 09/01/2045 (Callable 09/01/2029)
(Insured by GNMA)	550,000	420,183
4.500%, 03/01/2050 (Callable 09/01/2028)	840,000	842,340
3.750%, 09/01/2050 (Callable 03/01/2029)
(Insured by GNMA)	120,000	118,243
Port of Greater Cincinnati
Development Authority,
5.000%, 05/01/2025 (Callable 11/01/2023)(3)	3,500,000	3,481,624
State of Ohio:
5.000%, 12/31/2026 (Callable 06/30/2025)
(Insured by AGM)	1,000,000	1,017,350
5.000%, 12/31/2035 (Callable 06/30/2025)
(Insured by AGM)	1,600,000	1,615,894
5.000%, 12/31/2039 (Callable 06/30/2025)	1,000,000	1,001,276
Warren County Port Authority,
4.000%, 12/01/2041 (Callable 12/01/2031)	570,000	489,321
Total Ohio
(Cost $21,062,532)		20,728,246	3.3%
Oklahoma
Delaware County Educational Facilities Authority,
5.000%, 09/01/2029	1,630,000	1,774,689
Norman Regional Hospital Authority,
5.000%, 09/01/2029 (Callable 09/01/2026)	1,595,000	1,600,001
Pontotoc County Educational Facilities Authority:
4.000%, 09/01/2026	200,000	203,439
4.000%, 09/01/2027	325,000	333,999
4.000%, 09/01/2028	300,000	309,463
4.000%, 09/01/2029	275,000	285,714
4.000%, 09/01/2030	400,000	417,151
Tulsa County Independent
School District No. 3,
4.500%, 03/01/2025	3,000,000	3,045,198
Tulsa Industrial Authority,
5.000%, 10/01/2023	185,000	184,929
Total Oklahoma
(Cost $8,268,689)		8,154,583	1.3%
Oregon
Oregon State Facilities Authority:
5.000%, 10/01/2025	225,000	229,876
5.000%, 10/01/2028	150,000	158,133
State of Oregon Housing &
Community Services Department:
3.900%, 01/01/2033 (Callable 07/31/2023)	70,000	69,669
3.600%, 07/01/2034 (Callable 07/01/2024)	700,000	693,398
2.900%, 07/01/2043 (Callable 07/01/2027)	1,000,000	901,283
4.000%, 01/01/2047 (Callable 07/01/2025)	15,000	14,947
4.000%, 07/01/2047 (Callable 07/01/2026)	180,000	178,896
Yamhill County Hospital Authority:
1.750%, 11/15/2026 (Callable 07/21/2023)	535,000	501,334
4.000%, 11/15/2026 (Callable 11/15/2024)	300,000	285,373
2.125%, 11/15/2027 (Callable 07/21/2023)	1,000,000	903,916
Total Oregon
(Cost $4,088,392)		3,936,825	0.6%
Pennsylvania
Bucks County Industrial Development Authority,
5.000%, 07/01/2028	470,000	461,451
Central Bradford Progress Authority,
2.700%, 12/01/2041 (Callable 07/03/2023)
(Optional Put Date 07/07/2023)(1)	1,000,000	1,000,000
Chester County Industrial
Development Authority:
5.000%, 08/01/2035 (Callable 08/01/2023)	730,000	720,217
5.000%, 08/01/2045 (Callable 08/01/2023)	500,000	471,893
City of Bradford PA:
4.000%, 11/01/2026 (Callable 11/01/2025)
(Insured by AGM)	415,000	421,540
4.000%, 11/01/2027 (Callable 11/01/2025)
(Insured by AGM)	370,000	375,937
City of Erie Higher Education Building Authority,
5.000%, 05/01/2029	370,000	380,665
City of York PA:
5.000%, 11/15/2025	525,000	530,339
5.000%, 11/15/2026	205,000	208,776
5.000%, 11/15/2027	220,000	226,127
Cumberland County Municipal Authority:
5.000%, 01/01/2029
(Pre-refunded to 01/01/2025)	30,000	30,787
5.000%, 01/01/2029
(Pre-refunded to 01/01/2025)	70,000	71,835
5.000%, 01/01/2029 (Callable 01/01/2025)	75,000	75,534
Delaware Valley Regional Finance Authority,
4.367%, 09/01/2048 (1 Month LIBOR
USD + 0.880%) (Callable 09/01/2024)
(Mandatory Tender Date 09/01/2025)(2)	1,000,000	998,988
East Hempfield Township Industrial
Development Authority,
5.000%, 12/01/2027 (Callable 12/01/2025)	1,510,000	1,557,605
Highlands School District:
5.000%, 04/15/2033 (Callable 04/15/2032)
(Insured by AGM)	250,000	280,889
5.000%, 04/15/2034 (Callable 04/15/2032)
(Insured by AGM)	330,000	369,411

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Highlands School District: (cont.)
5.000%, 04/15/2035 (Callable 04/15/2032)
(Insured by AGM)	$270,000	$300,298
Latrobe Industrial Development Authority:
5.000%, 03/01/2024	80,000	80,261
5.000%, 03/01/2025	110,000	110,875
5.000%, 03/01/2026	260,000	262,831
Montgomery County Industrial
Development Authority:
2.050%, 11/15/2029	1,000,000	1,000,000
4.000%, 10/01/2036 (Callable 10/01/2026)	430,000	395,403
4.100%, 04/01/2053
(Mandatory Tender Date 04/03/2028)(1)	1,000,000	1,018,522
Northeastern Pennsylvania
Hospital and Education Authority,
5.000%, 05/01/2033 (Callable 05/01/2029)	260,000	264,011
Pennsylvania Economic
Development Financing Authority:
5.000%, 06/30/2028 (Callable 06/30/2026)	700,000	718,702
0.000%, 01/01/2031 (County Guaranteed)	1,405,000	1,056,416
5.500%, 01/01/2033 (Callable 01/01/2024)
(Insured by AGM)	3,000,000	3,024,269
5.000%, 12/31/2034 (Callable 06/30/2026)	2,970,000	3,034,638
0.000%, 01/01/2037 (Insured by AGM)	3,495,000	1,963,463
0.000%, 01/01/2046 (Insured by BAM)	1,155,000	384,684
Pennsylvania Higher Education
Assistance Agency,
4.500%, 06/01/2043 (Callable 06/01/2031)	1,375,000	1,379,625
Pennsylvania Higher Educational
Facilities Authority:
5.000%, 05/01/2025	200,000	205,129
5.000%, 07/01/2035 (Callable 07/01/2026)	1,300,000	1,266,833
Pennsylvania Housing Finance Agency:
3.200%, 04/01/2040 (Callable 10/01/2025)	155,000	136,382
5.500%, 10/01/2053 (Callable 10/01/2032)	1,375,000	1,461,530
Pennsylvania Turnpike Commission:
0.000%, 12/01/2039 (Callable 06/01/2029)(5)	290,000	291,965
0.000%, 12/01/2040 (Callable 06/01/2029)(5)	35,000	35,161
Philadelphia Authority for
Industrial Development,
5.250%, 11/01/2052 (Callable 11/01/2032)	1,750,000	1,859,028
Redevelopment Authority
of the City of Philadelphia,
5.000%, 04/15/2027 (Callable 04/15/2025)	100,000	102,899
Sayre Health Care Facilities Authority,
4.155%, 12/01/2031 (3 Month LIBOR
USD + 0.830%) (Callable 07/31/2023)(2)	2,180,000	2,058,389
School District of Philadelphia,
5.000%, 09/01/2031 (Callable 09/01/2029)
(Insured by ST AID)	1,000,000	1,087,869
State Public School Building Authority:
5.000%, 12/01/2028 (Pre-refunded
to 12/01/2026) (Insured by AGM)	15,000	16,011
5.000%, 12/01/2028 (Callable 12/01/2026)
(Insured by AGM)	85,000	89,792
Westmoreland County Industrial
Development Authority,
5.000%, 07/01/2028	575,000	594,702
York County Industrial Development Authority,
3.000%, 11/01/2036 (Callable 05/01/2026)	730,000	629,315
Total Pennsylvania
(Cost $33,254,501)		33,010,997	5.2%
Puerto Rico
Commonwealth of Puerto Rico:
0.000%, 07/01/2024	1,000,000	957,874
5.375%, 07/01/2025	1,500,000	1,537,029
Total Puerto Rico
(Cost $2,490,972)		2,494,903	0.4%
Rhode Island
Providence Redevelopment Agency,
5.000%, 04/01/2027 (Callable 04/01/2025)	500,000	507,496
Rhode Island Student Loan Authority,
5.000%, 12/01/2028	1,175,000	1,250,585
Total Rhode Island
(Cost $1,771,757)		1,758,081	0.3%
South Carolina
City of Myrtle Beach SC,
5.000%, 10/01/2029 (Callable 10/01/2026)	500,000	523,406
Newberry Investing in Children’s Education,
5.000%, 12/01/2029 (Callable 12/01/2024)	500,000	509,800
Scago Educational Facilities Corp.
for Colleton School District,
5.000%, 12/01/2023	3,700,000	3,716,178
South Carolina Jobs-Economic
Development Authority:
4.000%, 08/15/2030 (Callable 08/15/2026)	130,000	129,948
5.250%, 08/15/2033 (Callable 08/15/2026)	350,000	363,792
2.670%, 05/01/2048 (Callable 07/03/2023)
(Optional Put Date 07/07/2023)(1)	1,775,000	1,775,000
South Carolina Public Service Authority,
5.000%, 12/01/2032 (Callable 06/01/2026)	465,000	480,507
Spartanburg County School District No. 4,
5.250%, 03/01/2052 (Callable 03/01/2032)
(Insured by SCSDE)	1,000,000	1,107,124
Spartanburg Housing Authority,
2.000%, 03/01/2026
(Mandatory Tender Date 03/01/2025)(1)	3,500,000	3,402,918
Three Rivers Solid Waste Authority,
0.000%, 10/01/2025	1,085,000	996,736
Total South Carolina
(Cost $13,155,396)		13,005,409	2.1%
South Dakota
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)	250,000	241,841
South Dakota Health &
Educational Facilities Authority:
4.250%, 09/01/2023	260,000	259,924
5.000%, 09/01/2032 (Callable 09/01/2027)	100,000	105,504
Total South Dakota
(Cost $633,420)		607,269	0.1%
Tennessee
City of Jackson TN,
5.000%, 04/01/2036 (Callable 04/01/2025)	2,000,000	2,022,239
Greeneville Health & Educational
Facilities Board,
5.000%, 07/01/2034 (Callable 07/01/2023)	1,035,000	1,035,000
Knox County Health Educational
& Housing Facility Board,
5.000%, 09/01/2030 (Callable 09/01/2026)	925,000	961,139
Tennergy Corp.,
5.500%, 10/01/2053 (Callable 09/01/2030)
(Mandatory Tender Date 12/01/2030)(1)	2,500,000	2,646,740

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Tennessee Housing Development Agency:
4.000%, 07/01/2048 (Callable 01/01/2027)	$115,000	$114,207
4.500%, 07/01/2049 (Callable 01/01/2028)	20,000	20,041
Total Tennessee
(Cost $6,753,803)		6,799,366	1.1%
Texas
Arlington Higher Education Finance Corp.,
7.750%, 06/15/2056 (Callable 06/15/2025)
(Mandatory Tender Date 06/15/2026)(1)(3)	1,250,000	1,251,491
Austin-Bergstrom Landhost Enterprises, Inc.:
5.000%, 10/01/2031 (Callable 10/01/2027)	1,000,000	1,041,097
5.000%, 10/01/2035 (Callable 10/01/2027)	1,160,000	1,196,009
Baytown Municipal Development District,
5.000%, 10/01/2032 (Callable 10/01/2031)	825,000	862,130
Brazos Higher Education Authority, Inc.,
2.350%, 04/01/2040 (Callable 04/01/2030)	5,000	4,962
Caney Creek Municipal Utility District,
5.000%, 03/01/2024	390,000	393,157
Central Texas Turnpike System,
0.000%, 08/15/2026 (Insured by BHAC)	1,750,000	1,580,816
City of Austin TX,
5.250%, 05/15/2025 (Insured by BHAC)	55,000	56,534
City of Donna TX,
5.000%, 02/15/2042 (Pre-refunded to
02/15/2024) (Insured by BAM)	120,000	121,320
City of Houston TX,
5.000%, 07/01/2026	1,010,000	1,047,089
City of Magnolia TX,
5.700%, 09/01/2046(3)	480,000	468,393
Clifton Higher Education Finance Corp.:
6.000%, 03/01/2029 (Callable 03/01/2024)(5)	3,220,000	3,239,432
4.000%, 08/15/2030
(Callable 08/15/2027) (PSF Guaranteed)	900,000	924,041
3.950%, 12/01/2032 (Callable 07/31/2023)	265,000	253,991
4.250%, 12/01/2034 (Callable 12/01/2024)	200,000	195,467
County of Wise TX:
5.000%, 08/15/2024	225,000	228,737
5.000%, 08/15/2025	250,000	257,507
5.000%, 08/15/2026	330,000	343,470
5.000%, 08/15/2027	505,000	529,805
El Paso Housing Finance Corp.,
4.500%, 03/01/2026 (Mandatory Tender
Date 03/01/2025) (Insured by HUD)(1)	1,100,000	1,111,448
Grand Mission Municipal Utility District No. 2,
2.250%, 09/01/2028 (Callable 09/01/2023)
(Insured by NATL)	95,000	87,443
Green Valley Special Utility District:
7.000%, 09/15/2030 (Insured by BAM)	615,000	761,162
7.000%, 09/15/2031 (Insured by BAM)	545,000	689,364
4.000%, 09/15/2036 (Callable 09/15/2031)
(Insured by BAM)	800,000	788,852
Greenwood Utility District,
9.000%, 08/01/2034 (Callable 02/01/2030)
(Insured by BAM)	205,000	272,611
Harris County Cultural
Education Facilities Finance Corp.:
4.000%, 11/15/2029 (Callable 05/15/2026)	285,000	288,106
4.272%, 11/15/2046 (1 Month LIBOR
USD + 0.650%((Callable 07/17/2023)
(Mandatory Tender Date 07/01/2024)(2)	1,210,000	1,209,886
2.770%, 12/01/2049 (SIFMA Municipal
Swap Index + 0.570%) (Callable 06/01/2024)
(Mandatory Tender Date 12/04/2024)(2)	80,000	80,128
Harris County Municipal
Utility District No. 450,
3.500%, 09/01/2039 (Callable 09/01/2024)
(Insured by AGM)	190,000	174,461
Harris County-Houston Sports Authority,
5.000%, 11/15/2026 (Callable 11/15/2024)
(Insured by AGM)	150,000	153,597
Housing Options, Inc.,
3.900%, 02/01/2026 (Mandatory Tender
Date 02/01/2025) (Insured by HUD)(1)	1,000,000	997,600
Houston Independent School District,
3.500%, 06/01/2039 (Mandatory Tender
Date 06/01/2025) (PSF Guaranteed)(1)	1,000,000	1,002,240
Hunt Memorial Hospital District,
5.000%, 02/15/2030	1,000,000	1,091,992
Kerrville Health Facilities Development Corp.,
5.000%, 08/15/2025	925,000	945,323
Love Field Airport Modernization Corp.,
4.000%, 11/01/2035 (Callable 11/01/2031)
(Insured by AGM)	2,295,000	2,299,406
Matagorda County Navigation District No. 1:
2.600%, 11/01/2029	3,800,000	3,426,564
4.000%, 06/01/2030 (Callable 07/31/2023)	800,000	794,837
New Hope Cultural Education
Facilities Finance Corp.,
4.000%, 08/15/2024(3)	270,000	266,248
Port Beaumont Navigation District,
4.000%, 01/01/2050 (Callable 07/31/2023)(3)	500,000	356,768
Port of Beaumont Industrial
Development Authority,
4.100%, 01/01/2028 (Callable 07/31/2023)(3)	2,750,000	2,175,100
Tarrant County Cultural Education
Facilities Finance Corp.:
5.000%, 11/15/2027 (Callable 11/15/2026)	1,000,000	1,012,528
5.000%, 11/15/2027	1,300,000	1,320,692
5.000%, 09/01/2030 (Callable 09/01/2024)	365,000	371,731
Tarrant County Hospital District,
4.000%, 08/15/2043 (Callable 08/15/2032)	500,000	491,348
Texas Department of Housing
& Community Affairs,
3.375%, 09/01/2039 (Callable 09/01/2028)
(Insured by GNMA)	2,050,000	1,853,108
Texas Municipal Gas Acquisition
& Supply Corp. I,
4.710%, 12/15/2026 (3 Month LIBOR
USD + 1.450%) (Callable 07/03/2023)(2)	500,000	492,603
Texas Municipal Gas Acquisition
& Supply Corp. II,
4.130%, 09/15/2027
(3 Month LIBOR USD + 0.870%)(2)	2,700,000	2,700,707
Texas Municipal Gas Acquisition
& Supply Corp. III:
5.000%, 12/15/2023	750,000	753,059
5.000%, 12/15/2032	2,000,000	2,089,241
Total Texas
(Cost $45,213,461)		44,053,601	7.0%
Utah
City of Salt Lake City UT:
5.000%, 07/01/2025	1,320,000	1,352,074
5.000%, 07/01/2034 (Callable 07/01/2027)	1,000,000	1,050,697
5.000%, 07/01/2043 (Callable 07/01/2028)	2,000,000	2,060,417
Duchesne County School District,
5.000%, 06/01/2029	260,000	280,396

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Utah Charter School Finance Authority:
3.000%, 04/15/2027 (Insured by UT CSCE)	$160,000	$154,823
5.000%, 04/15/2037 (Callable 04/15/2026)
(Insured by UT CSCE)	270,000	275,961
Utah Housing Corp.:
4.000%, 01/01/2045 (Callable 01/01/2026)
(Insured by FHA)	160,000	159,334
6.000%, 12/21/2052 (Insured by GNMA)	994,530	1,029,925
6.000%, 02/21/2053 (Insured by GNMA)	996,348	1,031,106
6.500%, 05/21/2053 (Insured by GNMA)	999,075	1,038,310
6.000%, 06/21/2053 (Insured by GNMA)	1,500,000	1,545,875
Total Utah
(Cost $10,034,405)		9,978,918	1.6%
Vermont
Vermont Housing Finance Agency,
5.250%, 11/01/2052 (Callable 05/01/2032)
(Insured by HUD)	1,000,000	1,044,785
Total Vermont
(Cost $1,080,110)		1,044,785	0.2%
Virginia
Farmville Industrial Development Authority,
5.375%, 07/01/2053 (Callable 07/01/2028)
(Mandatory Tender Date 07/01/2043)
(Insured by AGM)	1,500,000	1,569,838
Federal Home Loan Mortgage Corp. (FHLMC),
2.550%, 06/15/2035	2,829,768	2,356,562
Norfolk Redevelopment & Housing Authority:
4.000%, 01/01/2025 (Callable 07/31/2023)	1,200,000	1,169,768
5.000%, 05/01/2043 (Mandatory Tender
Date 05/01/2026) (Insured by HUD)(1)	3,000,000	3,086,881
Portsmouth Redevelopment
& Housing Authority,
3.500%, 07/01/2025 (Mandatory Tender
Date 07/01/2024) (Insured by HUD)(1)	1,000,000	993,433
Toll Road Investors Partnership II LP:
0.000%, 02/15/2025 (Insured by NATL)(3)	2,000,000	1,777,582
0.000%, 02/15/2027 (Insured by NATL)(3)	1,299,000	1,011,569
0.000%, 02/15/2028 (Insured by NATL)(3)	740,000	536,092
Virginia Port Authority,
5.000%, 07/01/2030 (Callable 07/01/2026)	750,000	777,851
Virginia Small Business Financing Authority,
4.000%, 01/01/2029	125,000	125,175
York County Economic Development Authority,
3.650%, 05/01/2033
(Mandatory Tender Date 10/01/2027)(1)	1,925,000	1,917,302
Total Virginia
(Cost $15,688,366)		15,322,053	2.4%
Washington
Clark County Public Utility District No. 1,
5.000%, 01/01/2024	500,000	504,129
County of Lewis WA,
3.000%, 12/01/2026 (Callable 07/21/2023)	100,000	99,271
King County Housing Authority:
5.160%, 11/01/2025	2,024,766	2,031,085
5.000%, 12/01/2030 (Callable 12/01/2026)	400,000	421,363
Pend Oreille County Public
Utility District No. 1:
5.000%, 01/01/2028	220,000	230,972
5.000%, 01/01/2029 (Callable 01/01/2028)	165,000	173,508
5.000%, 01/01/2038 (Callable 01/01/2029)	300,000	307,571
5.000%, 01/01/2039 (Callable 01/01/2028)	500,000	510,337
Port of Seattle WA:
4.000%, 08/01/2036 (Callable 08/01/2031)	1,755,000	1,740,221
5.500%, 08/01/2047 (Callable 08/01/2032)	1,750,000	1,900,295
Seattle Housing Authority,
4.000%, 09/01/2025 (Callable 03/01/2025)	3,000,000	3,006,188
Snohomish County Housing Authority,
4.000%, 04/01/2033 (Callable 04/01/2031)	2,500,000	2,564,965
Tacoma Metropolitan Park District:
5.000%, 12/01/2025 (Callable 12/01/2024)	215,000	217,967
5.000%, 12/01/2025	2,060,000	2,106,126
4.000%, 12/01/2027 (Callable 12/01/2026)	605,000	605,781
Vancouver Housing Authority,
1.700%, 12/01/2024	140,000	136,276
Washington Health Care Facilities Authority:
3.600%, 01/01/2035 (SIFMA Municipal
Swap Index + 1.400%) (Callable 07/01/2024)
(Mandatory Tender Date 01/01/2025)(2)	150,000	150,058
5.000%, 08/15/2037 (Callable 02/15/2028)	1,500,000	1,533,152
5.000%, 08/01/2049 (Callable 08/01/2029)	2,640,000	2,704,220
Washington State Housing Finance Commission,
4.000%, 06/01/2050 (Callable 06/01/2029)
(Insured by GNMA)	330,000	327,479
Total Washington
(Cost $21,613,309)		21,270,964	3.4%
West Virginia
Glenville State University,
4.000%, 06/01/2027	815,000	778,028
Total West Virginia
(Cost $780,351)		778,028	0.1%
Wisconsin
Boscobel Area School District,
5.000%, 03/01/2036 (Callable 03/01/2031)
(Insured by BAM)(6)	720,000	794,140
City of Milwaukee WI,
3.000%, 04/01/2034 (Callable 04/01/2031)
(Insured by BAM)	410,000	381,882
Howard-Suamico School District,
1.625%, 03/01/2031 (Callable 03/01/2028)	3,250,000	2,746,510
Hudson School District,
2.500%, 03/01/2025	1,305,000	1,284,660
Palmyra-Eagle Area School District:
3.000%, 03/01/2025 (Callable 07/31/2023)	100,000	95,951
3.000%, 03/01/2027 (Callable 07/31/2023)	500,000	461,508
Public Finance Authority:
5.000%, 10/01/2023(3)	100,000	99,937
3.000%, 03/01/2026 (Callable 07/31/2023)(3)	700,000	679,247
5.000%, 05/15/2026 (Callable 05/15/2025)(3)	1,660,000	1,643,799
0.000%, 12/15/2027 (Callable 07/31/2023)	565,000	441,881
0.000%, 09/01/2029 (Callable 09/01/2026)(3)	2,250,000	1,408,173
5.000%, 09/01/2030(3)	1,250,000	1,097,069
4.850%, 07/01/2031(3)	475,000	413,195
5.000%, 07/01/2031	1,875,000	1,983,475
4.000%, 01/01/2033 (Callable 07/01/2029)	605,000	586,965
4.000%, 01/01/2034 (Callable 07/01/2029)	1,150,000	1,115,500
5.000%, 10/01/2034 (Callable 10/01/2029)(3)	1,000,000	1,004,711
5.250%, 07/01/2053 (Callable 07/01/2033)	620,000	619,065
Waunakee Community School District,
2.500%, 04/01/2025 (Callable 07/31/2023)	250,000	244,167
Wisconsin Center District,
5.250%, 12/15/2061 (Callable 12/15/2030)(3)	1,000,000	1,001,190
The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Wisconsin Health & Educational
Facilities Authority:
4.000%, 08/15/2024	$160,000	$158,454
4.000%, 08/15/2025	230,000	225,661
5.000%, 11/01/2027 (Callable 11/01/2026)	745,000	715,845
5.000%, 09/15/2028
(Pre-refunded to 09/15/2023)	45,000	45,138
5.000%, 11/01/2029 (Callable 11/01/2026)	430,000	406,317
5.000%, 11/15/2039 (Callable 05/15/2026)	2,000,000	2,048,234
5.000%, 02/15/2051 (Callable 08/15/2026)
(Mandatory Tender Date 02/15/2027)(1)	345,000	354,730
5.500%, 12/01/2052 (Callable 12/01/2032)	1,750,000	1,896,015
3.490%, 02/15/2053 (Callable 07/03/2023)
(Optional Put Date 07/05/2023)(1)	3,000,000	3,000,000
Wisconsin Housing & Economic
Development Authority:
4.000%, 07/01/2030 (Callable 07/01/2028)
(Insured by HUD)(3)	135,000	120,195
4.375%, 07/01/2037 (Callable 07/01/2028)
(Insured by HUD)(3)	500,000	410,560
3.750%, 05/01/2054 (Callable 05/01/2025)
(Mandatory Tender Date 11/01/2026)
(Insured by HUD)(1)	1,000,000	999,996
Total Wisconsin
(Cost $28,696,391)		28,484,170	4.5%
Total Long-Term Investments
(Cost $633,134,379)		624,222,384	99.0%
Short-Term Investments
	Shares
Money Market Mutual Funds
Federated Hermes Institutional Tax-Free
Cash Trust, Premier Shares, 4.04%(4)	5,289,085	5,289,085
First American Government Obligations
Fund, Class U, 5.03%(4)	1,483,736	1,483,736
Total Short-Term Investments
(Cost $6,772,821)		6,772,821	1.1%
Total Investments
(Cost $639,907,200)		630,995,205	100.1%
Liabilities in Excess of Other Assets		(825,497)	(0.1)%
TOTAL NET ASSETS		$630,169,708	100.0%
Notes to Schedule of Investments
AGC – Assured Guaranty Corp.
AGM – Assured Guaranty Municipal
AMBAC – Ambac Assurance Corp.
BAM – Build America Mutual Assurance Co.
BHAC – Berkshire Hathaway Assurance Corp.
FHA – Federal Housing Administration
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
HUD – US Department of Housing and Development
NATL – National Public Finance Guarantee Corp.
Q-SBLF – Qualified School Building Loan Fund
SCH BD GTY – School Board Guaranty
SD CRED PROG – State Credit Enhancement Program
SONYMA – State of New York Mortgage Agency
SCSDE – South Carolina School District
ST AID – State Aid Intercept/Withholding
UT CSCE – Utah Charter School Credit Enhancement Program
XLCA – XL Capital Assurance, Inc.
CPI YOY – Consumer Price Index – Year-Over-Year
ETM – Escrowed to Maturity
LIBOR – London Inter-bank Offered Rate
PSF – Permanent School Fund
SIFMA – Securities Industry and Financial Markets Association
SOFR – Secured Overnight Financing Rate
(1)	Variable rate security. The rate reported is the rate in effect as of June 30, 2023.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate as of the last reset date in effect as of June 30, 2023.
(3)
Includes securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2023, the value of these securities totaled $46,897,670, which represented 7.44% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2023.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund

Schedule of Open Futures Contracts, June 30, 2023 (Unaudited)

					Value
	Number of Contracts	Settlement	Current	Value at	Unrealized	Unrealized
Description	Purchased (Sold)	Month-Year	Notional Amount	Trade Date	Appreciation	(Depreciation)
Purchase Contracts:
U.S. 5 Yr Note	150	Sep-23	$16,064,063	$16,165,369	$—	$(101,306)
Total Futures Contracts					$—	$(101,306)
Net Unrealized Depreciation						$(101,306)

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$624,222,384	$—	$624,222,384
Total Long-Term Investments	—	624,222,384	—	624,222,384
Short-Term Investments
Money Market Mutual Funds	6,772,821	—	—	6,772,821
Total Short-Term Investments	6,772,821	—	—	6,772,821
Total Investments	$6,772,821	$624,222,384	$—	$630,995,205
Futures Contracts*
Purchase Contracts	$(101,306)	$—	$—	$(101,306)
Total Futures Contracts	$(101,306)	$—	$—	$(101,306)

*  The fair value of the Fund’s futures contracts represent the net unrealized depreciation at June 30, 2023.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
June 30, 2023 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$1,089,474,671

	SEC 30-Day Yield(4)
	Institutional Class	3.13%
	Investor Class	2.88%

	Average Effective Duration	4.13 years

	Average Effective Maturity	4.37 years

	Annualized Expense Ratio(5)
	Institutional Class	0.30%
	Investor Class	0.55%	(6)

	Portfolio Turnover Rate	17%	(7)

	Number of Holdings	601
Sector Weightings(1)

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2023.
(5)	Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2023.
(6)	Includes 0.25% 12b-1 fee.
(7)	Not annualized.

Baird Quality Intermediate Municipal Bond Fund
June 30, 2023 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2023	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	1.29%	1.76%	1.39%	1.70%	3.33%
Investor Class Shares	1.14%	1.55%	1.14%	1.45%	3.07%
Bloomberg Quality Intermediate Municipal Index(2)	1.42%	2.33%	1.66%	2.08%	3.42%

(1)	For the period from March 30, 2001 (inception date) through June 30, 2023.
(2)
The Bloomberg Quality Intermediate Municipal Index is an unmanaged, market value weighted index consisting of tax-exempt, fixed-rate securities that are rated A3 or better, with maturities between 2 and 12 years. Securities must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate and have a dated-date after December 31, 1990, and must be at least one year from their maturity date. This Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The returns table shown above reflects reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state. As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. Russia’s ongoing war with Ukraine has heightened global geopolitical tensions, resulting in an elevated risk environment and increased volatility in asset prices. The uncertain course of the war may have a significant negative impact on the global economy. U.S. relations with China have become increasingly strained, and tension between the U.S. and China may have a significant negative impact on the global economy and asset prices. Measures of inflation reached levels not experienced in several decades, leading the Federal Reserve to raise short term interest rates significantly over the last year, with the potential for further rate increases in 2023. Uncertainty regarding the ability of the Federal Reserve to successfully control inflation, the potential for incremental rate increases, and the full impact of prior rate increases on the economy may negatively impact asset prices and increase market volatility. The possibility of a U.S. or global recession may also contribute to market volatility. The coronavirus (COVID-19) pandemic caused significant economic disruption in recent years as countries worked to limit the negative health impacts of the virus. While the virus has entered an endemic stage, significant outbreaks or new variants present a continued risk to the global economy. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Security
U.S. Treasury Bonds,
3.875%, 03/31/2025	$11,000,000	$10,783,867
Total U.S. Treasury Security
(Cost $10,974,649)		10,783,867	1.0%
Municipal Bonds
Alabama
Alabama Housing Finance Authority,
3.500%, 08/01/2025 (Mandatory Tender
Date 08/01/2024) (Insured by HUD)(1)	4,855,000	4,828,199
Black Belt Energy Gas District,
5.000%, 05/01/2053
(Mandatory Tender Date 06/01/2028)(1)	4,000,000	4,187,322
City of Oxford AL,
2.600%, 09/01/2041 (Callable 07/03/2023)
(Optional Put Date 07/07/2023)(1)	3,300,000	3,300,000
Total Alabama
(Cost $12,459,270)		12,315,521	1.1%
Alaska
Alaska Housing Finance Corp.:
4.000%, 06/01/2036
(Pre-refunded to 06/01/2025)	290,000	295,021
4.000%, 06/01/2036
(Callable 06/01/2025)	710,000	711,186
4.000%, 12/01/2048
(Callable 06/01/2027)	610,000	605,162
City of Valdez AK,
5.000%, 06/30/2029
(Callable 07/21/2023)	1,225,000	1,225,994
Total Alaska
(Cost $2,898,562)		2,837,363	0.3%
Arizona
City of Tempe AZ:
5.000%, 07/01/2033
(Pre-refunded to 07/01/2028)	40,000	44,167
5.000%, 07/01/2034
(Pre-refunded to 07/01/2027)	165,000	178,401
5.000%, 07/01/2034
(Pre-refunded to 07/01/2028)	325,000	358,858
5.000%, 07/01/2035
(Pre-refunded to 07/01/2027)	185,000	200,026
5.000%, 07/01/2037
(Pre-refunded to 07/01/2028)	215,000	237,398
5.000%, 07/01/2038
(Pre-refunded to 07/01/2028)	350,000	386,463
Maricopa County Industrial
Development Authority,
4.000%, 01/01/2045
(Callable 07/01/2030)	2,000,000	1,929,527
Total Arizona
(Cost $3,309,777)		3,334,840	0.3%
Arkansas
City of Little Rock AR,
5.000%, 10/01/2034
(Pre-refunded to 04/01/2025)	5,000,000	5,166,513
City of Pine Bluff AR,
3.000%, 02/01/2047
(Callable 08/01/2027) (Insured by BAM)	1,365,000	1,303,904
University of Arkansas:
5.000%, 11/01/2035
(Pre-refunded to 11/01/2024)	665,000	680,405
4.000%, 04/01/2037
(Callable 04/01/2029)	160,000	160,993
4.000%, 04/01/2039
(Callable 04/01/2029)	245,000	243,518
Total Arkansas
(Cost $7,665,034)		7,555,333	0.7%
California
Anaheim Public Financing Authority,
0.000%, 09/01/2036
(ETM) (Insured by AGM)	11,100,000	7,042,639
Antelope Valley Community College District,
0.000%, 08/01/2034
(Pre-refunded to 02/01/2025)	150,000	95,016
Brea Redevelopment Agency:
0.000%, 08/01/2033
(Callable 08/01/2027)(5)	1,500,000	1,609,427
0.000%, 08/01/2034
(Callable 08/01/2027)(5)	1,750,000	1,880,147
Buellton Union School District,
0.000%, 02/01/2034 (Insured by AGC)	2,000,000	1,323,906
California Housing Finance Agency,
3.750%, 03/25/2035 (Insured by FHLMC)	4,892,817	4,755,074
California School Finance Authority,
6.400%, 08/01/2034
(Pre-refunded to 02/01/2024)(3)	1,000,000	1,015,382
Carlsbad Unified School District,
0.000%, 08/01/2035(5)	125,000	136,257
Central Basin Municipal Water District,
5.000%, 08/01/2044
(Pre-refunded to 08/01/2028)	70,000	78,125
Citrus Community College District,
5.000%, 08/01/2034
(Pre-refunded to 02/01/2024)(5)	885,000	894,580
City of Richmond CA,
0.000%, 08/01/2028
(ETM) (Insured by FGIC)	180,000	155,419
Department of Veterans Affairs Veteran’s
Farm & Home Purchase Program,
4.000%, 12/01/2049
(Callable 06/01/2028)	1,005,000	1,000,028
El Rancho Unified School District,
0.000%, 08/01/2035 (Pre-refunded to
08/01/2023) (Insured by BAM)	300,000	145,532
Fontana Unified School District,
0.000%, 02/01/2033
(ETM) (Insured by AGM)	460,000	343,032
Foothill-Eastern Transportation
Corridor Agency:
0.000%, 01/01/2026 (ETM)	4,695,000	4,358,459
0.000%, 01/01/2028 (ETM)	3,260,000	2,876,004
0.000%, 01/01/2030 (ETM)	95,000	79,194
Freddie Mac Multifamily ML Certificates,
4.140%, 01/25/2040(5)	2,998,042	2,786,194
Freddie Mac Multifamily
Variable Rate Certificate,
2.875%, 07/25/2036	7,413,309	6,482,583
Fresno Unified School District,
0.000%, 08/01/2033
(Pre-refunded to 08/01/2026)	195,000	134,127
Gateway Unified School District,
0.000%, 03/01/2037
(ETM) (Insured by AGM)	100,000	63,179

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Golden State Tobacco Securitization Corp.:
0.000%, 06/01/2026
(ETM) (Insured by AGM)	$240,000	$220,407
0.000%, 06/01/2028
(ETM) (Insured by AGC)	605,000	528,431
5.000%, 06/01/2028
(Pre-refunded to 06/01/2027)	425,000	461,933
3.250%, 06/01/2034 (Pre-refunded to
06/01/2025) (Insured by ST AID)	160,000	161,157
Imperial Community College District,
7.000%, 08/01/2040 (Pre-refunded to
08/01/2030) (Insured by AGM)(5)	180,000	230,776
Kingsburg Joint Union High School District,
5.000%, 08/01/2044
(Callable 08/01/2026) (Insured by AGM)	150,000	155,919
Long Beach Community College District:
0.000%, 06/01/2032
(ETM) (Insured by AGM)	1,540,000	1,178,396
0.000%, 06/01/2033
(ETM) (Insured by AGM)	1,560,000	1,150,897
Merced Union High School District,
0.000%, 08/01/2048 (Pre-refunded to
02/01/2025) (Insured by AGM)	850,000	228,947
Moreno Valley Unified School District,
0.000%, 07/01/2029
(ETM) (Insured by AGM)	75,000	63,226
Morongo Unified School District,
0.000%, 08/01/2041
(Callable 08/01/2030)(5)	260,000	256,237
Pacheco Union Elementary School District:
0.000%, 02/01/2028
(ETM) (Insured by AGM)	25,000	21,764
0.000%, 02/01/2028
(ETM) (Insured by AGM)	40,000	34,823
0.000%, 02/01/2037
(ETM) (Insured by AGM)	300,000	192,395
Pajaro Valley Unified School District,
0.000%, 08/01/2027
(ETM) (Insured by AGM)	25,000	22,194
Palmdale Elementary School District,
0.000%, 08/01/2031
(ETM) (Insured by AGM)	30,000	23,565
Paramount Unified School District,
6.375%, 08/01/2045 (Callable
02/01/2033) (Insured by AGM)(5)	325,000	388,111
Peralta Community College District,
3.500%, 08/01/2032
(Callable 08/01/2025)	1,715,000	1,726,951
Rio Hondo Community College District,
0.000%, 08/01/2042
(Callable 08/01/2034)(5)	7,010,000	8,321,587
Riverside County
Redevelopment Successor Agency,
8.250%, 10/01/2031
(Pre-refunded to 10/01/2026)(5)	650,000	754,779
Roseville Joint Union High School District,
0.000%, 08/01/2034
(Callable 08/01/2026)	85,000	57,488
San Diego Unified School District:
0.000%, 07/01/2030 (ETM)	95,000	77,596
0.000%, 07/01/2034
(Callable 07/01/2025)	2,000,000	1,301,226
4.000%, 07/01/2034
(Callable 07/01/2027)	1,000,000	1,042,903
0.000%, 07/01/2039
(Callable 07/01/2025)	75,000	38,398
San Joaquin Hills Transportation
Corridor Agency:
0.000%, 01/01/2027 (ETM)	1,380,000	1,249,123
0.000%, 01/01/2028 (ETM)	1,010,000	889,062
San Marcos Unified School District,
0.000%, 08/01/2036
(Pre-refunded to 02/01/2024)	55,000	28,311
San Mateo Union High School District:
0.000%, 09/01/2041
(Callable 09/01/2036)(5)	1,050,000	1,013,670
5.000%, 12/15/2043 (Pre-refunded to
12/15/2024) (Insured by AMBAC)(5)	1,635,000	1,679,969
Solano County Community College District:
0.000%, 08/01/2024(5)	180,000	182,972
0.000%, 08/01/2028
(Callable 08/01/2025)(5)	250,000	253,898
St. Helena Unified School District:
0.000%, 08/01/2028(5)	130,000	135,539
0.000%, 08/01/2037 (Callable 08/01/2023)	25,000	12,745
State of California,
5.000%, 04/01/2042 (Callable 10/01/2027)	2,250,000	2,404,878
Sutter Union High School District:
0.000%, 08/01/2030
(Pre-refunded to 08/01/2025)	185,000	123,720
0.000%, 08/01/2036
(Pre-refunded to 08/01/2025)	75,000	32,432
0.000%, 08/01/2037
(Pre-refunded to 08/01/2025)	50,000	20,131
0.000%, 08/01/2041
(Pre-refunded to 08/01/2025)	50,000	15,077
0.000%, 08/01/2043
(Pre-refunded to 08/01/2025)	200,000	51,980
0.000%, 08/01/2044
(Pre-refunded to 08/01/2025)	1,065,000	256,820
0.000%, 06/01/2050
(Pre-refunded to 08/01/2025)	700,000	107,881
Woodlake Union High School District,
0.000%, 08/01/2033 (Insured by AGM)	1,000,000	633,419
Total California
(Cost $66,751,725)		64,986,037	6.0%
Colorado
Boulder Valley School District No. Re-2,
5.000%, 12/01/2038 (Callable
06/01/2025) (Insured by ST AID)	1,225,000	1,255,898
Brush School District No. RE-2J:
5.000%, 12/01/2031
(Callable 12/01/2027) (Insured by BAM)	380,000	409,373
5.000%, 12/01/2032
(Callable 12/01/2027) (Insured by BAM)	395,000	424,522
5.000%, 12/01/2035
(Callable 12/01/2027) (Insured by BAM)	460,000	493,011
City of Fort Lupton CO,
4.000%, 12/01/2042
(Callable 12/01/2027) (Insured by AGM)	850,000	851,638
Colorado Health Facilities Authority:
0.000%, 07/15/2024 (ETM)	1,975,000	1,909,968
5.000%, 06/01/2047
(Pre-refunded to 06/01/2027)	5,800,000	6,259,267
2.750%, 05/15/2061
(SIFMA Municipal Swap Index + 0.550%)
(Callable 02/17/2026)
(Mandatory Tender Date 08/17/2026)(2)	10,000,000	9,906,424

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Mesa County Valley School District No. 51,
5.500%, 12/01/2037(Callable
12/01/2027) (Insured by ST AID)	$1,000,000	$1,087,851
University of Colorado,
5.000%, 06/01/2044
(Callable 06/01/2029)	285,000	305,469
Wiggins School District No. RE-50J,
4.000%, 12/01/2039
(Callable 12/01/2031) (Insured by BAM)	500,000	509,378
Total Colorado
(Cost $23,938,454)		23,412,799	2.1%
Connecticut
City of Norwalk CT:
5.000%, 08/15/2035
(Callable 08/15/2030)	3,465,000	3,966,490
5.000%, 08/15/2036
(Callable 08/15/2030)	2,555,000	2,902,223
Connecticut Housing Finance Authority:
2.875%, 11/15/2030
(Callable 05/15/2025)	1,325,000	1,254,696
4.000%, 11/15/2045
(Callable 05/15/2028)	3,925,000	3,892,728
4.000%, 11/15/2047
(Callable 11/15/2026)	610,000	605,690
4.000%, 05/15/2049
(Callable 11/15/2028)	1,625,000	1,613,958
Connecticut State Health &
Educational Facilities Authority:
5.250%, 03/01/2032
(ETM) (Insured by AGM)	100,000	113,715
3.200%, 07/01/2037 (Mandatory Tender
Date 07/01/2026)(1)(6)	2,000,000	2,001,450
2.800%, 07/01/2057 (Mandatory Tender
Date 02/03/2026)(1)	6,000,000	5,880,137
State of Connecticut,
5.000%, 11/15/2036
(Callable 11/15/2032)	180,000	206,731
University of Connecticut,
5.000%, 01/15/2031
(Callable 01/15/2027) (Insured by AGM)	1,250,000	1,336,806
Total Connecticut
(Cost $24,209,249)		23,774,624	2.2%
District of Columbia
District of Columbia Water
& Sewer Authority,
2.210%, 10/01/2050
(Callable 07/03/2023)
(Optional Put Date 07/07/2023)(1)	3,000,000	3,000,000
Total District of Columbia
(Cost $3,000,000)		3,000,000	0.3%
Florida
Broward County Housing Finance Authority,
3.500%, 04/01/2041(Callable 10/01/2025)
(Mandatory Tender Date 04/01/2026)
(Insured by HUD)(1)	1,000,000	1,002,833
City of Fort Myers FL,
4.000%, 12/01/2037
(Callable 12/01/2025)	480,000	481,389
City of Melbourne FL,
0.000%, 10/01/2026
(ETM) (Insured by FGIC)	40,000	36,197
City of Miramar FL:
5.000%, 10/01/2034
(Callable 10/01/2027)	1,000,000	1,081,703
5.000%, 10/01/2035 (Callable 10/01/2027)	1,030,000	1,114,305
City of Orlando FL,
5.000%, 11/01/2034
(Callable 11/01/2027) (Insured by AGM)	1,000,000	1,059,824
City of Tallahassee FL,
5.000%, 10/01/2035 (Callable 10/01/2024)	825,000	839,947
County of Miami-Dade FL:
0.000%, 10/01/2026
(ETM) (Insured by NATL)	50,000	45,246
0.000%, 10/01/2027
(ETM) (Insured by NATL)	330,000	290,482
5.250%, 10/01/2030
(ETM) (Insured by NATL)	4,610,000	5,231,716
Florida Housing Finance Corp.:
5.000%, 12/01/2026 (Mandatory Tender
Date 12/01/2025) (Insured by HUD)(1)	2,500,000	2,565,793
1.940%, 08/01/2036 (Insured by FNMA)	5,000,000	4,103,900
4.200%, 01/01/2045
(Callable 01/01/2028) (Insured by GNMA)	2,195,000	2,153,251
3.500%, 07/01/2051
(Callable 07/01/2029) (Insured by GNMA)	875,000	857,099
Highlands County Health Facilities Authority,
2.200%, 11/15/2035 (Callable 07/03/2023)
(Optional Put Date 07/07/2023)(1)	1,000,000	1,000,000
Leon County – City of Tallahassee
Blueprint Intergovernmental Agency,
4.000%, 10/01/2038
(Callable 10/01/2031)	4,805,000	4,849,905
Osceola County Expressway Authority:
0.000%, 10/01/2028 (ETM)(5)	150,000	163,149
0.000%, 10/01/2031 (ETM)(5)	55,000	65,092
Reedy Creek Improvement District,
5.000%, 10/01/2031
(Callable 10/01/2028)	310,000	344,822
RIB Floater Trust,
2.550%, 10/01/2054
(Optional Put Date 07/07/2023)(1)(3)	3,000,000	3,000,000
Seminole County School Board,
5.000%, 07/01/2035
(Callable 07/01/2026)	145,000	150,449
Total Florida
(Cost $31,630,057)		30,437,102	2.8%
Georgia
Atlanta Development Authority:
5.000%, 09/01/2023 (ETM)	2,450,000	2,456,361
5.000%, 09/01/2024
(Pre-refunded to 09/01/2023)	910,000	912,363
5.000%, 09/01/2032
(Pre-refunded to 09/01/2023)	1,315,000	1,318,414
City of Decatur GA,
3.000%, 08/01/2038 (Callable
08/01/2025) (Insured by ST AID)	500,000	439,801
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	5,820,000	6,364,932
Gainesville & Hall County
Development Authority,
2.050%, 11/15/2033 (Callable 07/01/2023)
(Optional Put Date 07/03/2023)
(Insured by AGC)(1)	4,500,000	4,500,000
Georgia Housing & Finance Authority,
3.500%, 12/01/2046
(Callable 12/01/2025)	265,000	262,236

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Houston Healthcare System, Inc.,
5.000%, 10/01/2031
(Pre-refunded to 04/01/2024)(5)	$23,000,000	$23,200,999
Main Street Natural Gas, Inc.:
4.317%, 08/01/2048
(1 Month LIBOR USD + 0.830%)
(Callable 09/01/2023)
(Mandatory Tender Date 12/01/2023)(2)	1,400,000	1,399,106
4.000%, 08/01/2049 (Callable 09/01/2024)
(Mandatory Tender Date 12/02/2024)(1)	1,000,000	1,002,867
4.000%, 07/01/2052 (Callable 06/01/2027)
(Mandatory Tender Date 09/01/2027)(1)	1,615,000	1,609,658
5.000%, 07/01/2053 (Callable 12/01/2029)
(Mandatory Tender Date 03/01/2030)(1)	8,000,000	8,358,390
Total Georgia
(Cost $52,297,197)		51,825,127	4.8%
Illinois
Boone & Winnebago Counties
Community Unit School District No. 200,
0.000%, 01/01/2024
(ETM) (Insured by AGM)	815,000	799,360
City of Chicago IL,
5.000%, 01/01/2034
(Pre-refunded to 01/01/2025)	2,170,000	2,225,300
City of Springfield IL,
5.000%, 12/01/2031 (Callable 12/01/2025)	500,000	517,230
City of Woodstock IL,
4.000%, 01/01/2037 (Callable 01/01/2031)	675,000	688,101
Community Unit School District No. 427,
0.000%, 01/01/2026
(ETM) (Insured by AGM)	2,785,000	2,563,296
Cook County School District No. 130,
5.000%, 12/01/2026
(Callable 12/01/2025) (Insured by AGM)	1,140,000	1,185,702
Cook County School District No. 144,
4.500%, 12/01/2025
(ETM) (Insured by AGM)	5,000	5,040
Cook County School District No. 159:
0.000%, 12/01/2025
(ETM) (Insured by AGM)	230,000	212,875
0.000%, 12/01/2025
(ETM) (Insured by FGIC)	475,000	439,632
0.000%, 12/01/2026
(ETM) (Insured by FGIC)	275,000	247,339
0.000%, 12/01/2028
(ETM) (Insured by FGIC)	475,000	404,460
Cook County School District No. 163,
5.000%, 12/15/2028 (Insured by BAM)	1,305,000	1,439,053
Cook County School District No. 23,
4.000%, 12/15/2023	160,000	160,145
County of Cook IL,
5.000%, 11/15/2033 (Callable 11/15/2027)	3,000,000	3,206,285
DuPage County Community
High School District No. 100,
5.000%, 07/15/2037
(Callable 07/15/2032)(6)	575,000	636,032
Hoffman Estates Park District,
5.000%, 12/01/2040
(Callable 12/01/2030) (Insured by BAM)	1,415,000	1,521,081
Illinois Development Finance Authority:
0.000%, 07/15/2023 (ETM)	600,000	599,418
0.000%, 07/15/2025 (ETM)	84,115,000	78,398,738
2.450%, 11/15/2039
(Mandatory Tender Date 03/03/2026)(1)	2,230,000	2,168,930
Illinois Finance Authority:
5.000%, 07/01/2031
(Callable 01/01/2026)	1,200,000	1,252,713
5.250%, 08/15/2031
(Pre-refunded to 08/15/2026)	1,830,000	1,945,763
5.000%, 08/01/2033
(Pre-refunded to 08/01/2024)	700,000	711,980
4.000%, 01/01/2034 (Callable 01/01/2026)	1,030,000	1,053,543
5.000%, 02/15/2036 (Callable 02/15/2027)	215,000	225,475
4.000%, 12/01/2036 (Callable 12/01/2028)	1,000,000	1,025,882
6.000%, 07/01/2043 (Callable 07/01/2023)	1,745,000	1,745,000
4.000%, 05/01/2044 (Callable 05/01/2025)	135,000	136,984
Illinois Housing Development Authority:
2.550%, 04/01/2025 (Insured by GNMA)	590,000	581,381
4.000%, 06/01/2026 (Mandatory Tender
Date 06/01/2025) (Insured by FHA)(1)	1,300,000	1,301,701
3.100%, 02/01/2035 (Callable 02/01/2026)	875,000	838,086
2.200%, 04/01/2045 (Callable 07/03/2023)
(Optional Put Date 07/07/2023)
(Insured by GNMA)(1)	3,000,000	3,000,000
3.500%, 08/01/2046 (Callable 02/01/2026)	725,000	714,298
4.000%, 08/01/2048
(Callable 08/01/2027) (Insured by GNMA)	445,000	441,344
Illinois Municipal Electric Agency,
4.000%, 02/01/2034 (Callable 08/01/2025)	160,000	160,779
Kane McHenry Cook & De Kalb
Counties Unit School District No. 300,
5.000%, 01/01/2032 (Callable 01/01/2027)	2,085,000	2,199,449
Kankakee & Will Counties Community
Unit School District No. 5,
4.000%, 05/01/2025 (Callable 05/01/2024)	700,000	699,338
Knox & Warren Counties Community
Unit School District No. 205:
4.000%, 12/01/2034
(Callable 12/01/2027) (Insured by BAM)	425,000	435,182
4.000%, 12/01/2039
(Callable 12/01/2027) (Insured by BAM)	1,305,000	1,299,129
McHenry County Community
Consolidated School District No. 47,
4.000%, 02/01/2032 (Callable 02/01/2028)	850,000	893,398
Metropolitan Water Reclamation
District of Greater Chicago,
5.000%, 12/01/2034 (Callable 12/01/2026)	295,000	309,398
Regional Transportation Authority,
6.000%, 07/01/2027 (Insured by AGM)	1,000,000	1,119,890
State of Illinois,
4.000%, 06/15/2038
(Callable 06/15/2028) (Insured by BAM)	1,850,000	1,832,256
Village of Manhattan IL,
4.000%, 01/01/2030
(Callable 01/01/2027)	250,000	253,216
Village of Schaumburg IL,
4.000%, 12/01/2028	470,000	496,740
Will County Community
High School District No. 210:
0.000%, 01/01/2024
(ETM) (Insured by AGM)	1,355,000	1,332,832
0.000%, 01/01/2025
(ETM) (Insured by AGM)	350,000	333,192
Will County Community
Unit School District No. 201-U,
0.000%, 11/01/2024
(ETM) (Insured by NATL)	1,410,000	1,347,416
The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Will County Elementary
School District No. 122,
0.000%, 10/01/2027
(ETM) (Insured by AGM)	$470,000	$413,716
Total Illinois
(Cost $126,974,276)		125,518,098	11.5%
Indiana
City of Evansville IN,
5.000%, 02/01/2029
(Callable 02/01/2026) (Insured by BAM)	735,000	760,059
City of Indianapolis IN,
3.000%, 05/01/2027 (Mandatory Tender
Date 11/01/2024) (Insured by HUD)(1)	325,000	323,310
Fishers Town Hall Building Corp.,
5.500%, 07/15/2040
(Callable 07/15/2032)	1,000,000	1,138,114
Hammond Multi-School Building Corp.,
5.000%, 07/15/2033 (Callable
01/15/2028) (Insured by ST AID)	820,000	872,938
Indiana Housing & Community
Development Authority,
5.750%, 07/01/2053
(Callable 07/01/2032) (Insured by GNMA)	850,000	904,995
Indianapolis Local Public
Improvement Bond Bank,
5.000%, 01/01/2033
(Pre-refunded to 01/01/2025)	1,780,000	1,830,595
Kankakee Valley Middle
School Building Corp.:
5.000%, 01/15/2029 (Insured by ST AID)	475,000	526,144
5.000%, 07/15/2029 (Insured by ST AID)	1,180,000	1,319,501
Kokomo-Center School Building Corp.,
5.000%, 01/15/2037
(Callable 07/15/2027) (Insured by ST AID)	500,000	534,418
Lake Ridge Multi-School Building Corp.,
5.500%, 01/15/2042
(Callable 07/15/2032) (Insured by ST AID)	2,000,000	2,256,556
Northern Wells Multi-School Building Corp.,
4.000%, 07/15/2035
(Callable 07/15/2027) (Insured by ST AID)	160,000	163,798
Northwestern School Building Corp.,
6.000%, 07/15/2040
(Callable 07/15/2031) (Insured by ST AID)	700,000	806,873
Perry Central Multi-School Building Corp.,
5.000%, 07/15/2038
(Callable 07/15/2033) (Insured by ST AID)	375,000	419,656
Purdue University,
5.000%, 07/01/2031
(Callable 07/01/2026)	1,415,000	1,494,042
Total Indiana
(Cost $13,395,991)		13,350,999	1.2%
Iowa
Clinton Community School District,
4.375%, 07/01/2036
(Callable 07/01/2028) (Insured by AGM)	2,100,000	2,173,035
Iowa Finance Authority:
5.000%, 08/01/2035
(Pre-refunded to 08/01/2025)	950,000	988,085
4.000%, 07/01/2047
(Callable 07/01/2027) (Insured by GNMA)	400,000	397,059
4.000%, 07/01/2047
(Callable 07/01/2028) (Insured by GNMA)	1,060,000	1,052,628
5.500%, 07/01/2053 (Callable
01/01/2033) (Insured by GNMA)	3,000,000	3,194,088
Total Iowa
(Cost $7,858,707)		7,804,895	0.7%
Kansas
Crawford County Unified
School District No. 250:
5.000%, 09/01/2035 (Pre-refunded to
09/01/2027) (Insured by BAM)	60,000	65,219
5.000%, 09/01/2035
(Callable 09/01/2027) (Insured by BAM)	385,000	420,038
Johnson County Unified
School District No. 512,
4.000%, 10/01/2035
(Pre-refunded to 10/01/2025)	300,000	306,334
Total Kansas
(Cost $810,822)		791,591	0.1%
Kentucky
City of Versailles KY,
3.000%, 08/15/2026 (Callable 08/15/2024)	2,000,000	1,943,844
Kentucky Bond Development Corp.,
3.000%, 05/01/2034 (Callable 05/01/2026)	695,000	682,385
Total Kentucky
(Cost $2,743,125)		2,626,229	0.2%
Louisiana
Louisiana Public Facilities Authority:
5.500%, 05/15/2027
(Pre-refunded to 05/15/2026)	26,700,000	27,920,259
5.500%, 05/15/2032
(Pre-refunded to 05/15/2026)	22,190,000	23,677,753
Webster Parish School District No. 6,
4.000%, 03/01/2031
(Callable 03/01/2029) (Insured by AGM)	840,000	875,036
Total Louisiana
(Cost $52,987,075)		52,473,048	4.8%
Maryland
City of Baltimore MD:
5.000%, 07/01/2024
(ETM) (Insured by FGIC)	790,000	794,126
5.000%, 07/01/2028
(ETM) (Insured by FGIC)	230,000	239,176
Maryland Community
Development Administration:
3.250%, 08/01/2024 (Insured by GNMA)	7,000,000	6,864,430
3.850%, 03/01/2025	2,445,000	2,414,357
Maryland Health & Higher
Educational Facilities Authority,
5.000%, 07/01/2027
(ETM) (Insured by AMBAC)	1,410,000	1,460,947
Total Maryland
(Cost $12,006,955)		11,773,036	1.1%
Massachusetts
Massachusetts Bay Transportation Authority,
0.000%, 07/01/2030
(Callable 07/01/2026)	1,400,000	1,086,793
Massachusetts Development Finance Agency,
6.500%, 11/15/2043
(Pre-refunded to 11/15/2023)(3)	240,000	242,547
Massachusetts Housing Finance Agency:
0.875%, 12/01/2023
(Callable 07/21/2023) (Insured by FHA)	610,000	604,033

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Massachusetts Housing
Finance Agency: (cont.)
4.000%, 12/01/2044
(Callable 06/01/2025)	$255,000	$254,081
4.000%, 12/01/2048
(Callable 06/01/2027) (Insured by GNMA)	705,000	699,375
4.000%, 06/01/2049
(Callable 12/01/2028)	380,000	376,879
3.000%, 12/01/2050
(Callable 12/01/2029)	125,000	120,627
Massachusetts State College Building Authority:
0.000%, 05/01/2027
(ETM) (Insured by NATL)	455,000	402,651
0.000%, 05/01/2028
(ETM) (Insured by NATL)	5,790,000	4,983,635
Total Massachusetts
(Cost $9,395,024)		8,770,621	0.8%
Michigan
Algonac Community Schools,
4.000%, 05/01/2029
(Callable 05/01/2027) (Insured by Q-SBLF)	370,000	382,962
Clarkston Community Schools:
5.000%, 05/01/2032 (Pre-refunded to
05/01/2026) (Insured by Q-SBLF)	445,000	470,326
5.000%, 05/01/2037 (Pre-refunded to
05/01/2026) (Insured by Q-SBLF)	100,000	105,691
Ecorse Public School District,
5.000%, 05/01/2027 (Insured by Q-SBLF)	515,000	552,423
Fraser Public School District,
5.000%, 05/01/2024 (Insured by Q-SBLF)	1,000,000	1,014,866
Michigan Finance Authority,
6.750%, 07/01/2044
(Pre-refunded to 07/01/2024)(3)	6,700,000	6,893,677
Michigan State Housing
Development Authority:
2.700%, 12/01/2034
(Callable 12/01/2028)	4,700,000	4,146,327
3.250%, 10/01/2037
(Callable 10/01/2025)	755,000	671,774
4.250%, 12/01/2049
(Callable 06/01/2028)	2,520,000	2,514,878
5.000%, 06/01/2053
(Callable 12/01/2031)	945,000	976,415
5.500%, 06/01/2053
(Callable 12/01/2031)	1,980,000	2,087,896
Utica Community Schools,
5.000%, 05/01/2034 (Callable
05/01/2029) (Insured by Q-SBLF)	305,000	340,542
Warren Consolidated Schools:
5.000%, 05/01/2033 (Callable
05/01/2026) (Insured by Q-SBLF)	2,595,000	2,698,315
5.000%, 05/01/2033 (Callable
05/01/2026) (Insured by Q-SBLF)	4,660,000	4,845,529
5.000%, 05/01/2035 (Callable
05/01/2026) (Insured by Q-SBLF)	950,000	983,167
Total Michigan
(Cost $29,537,919)		28,684,788	2.6%
Minnesota
County of Hennepin MN,
5.000%, 12/01/2030
(Callable 12/01/2026)	1,000,000	1,060,027
County of Washington MN,
2.125%, 02/01/2033	1,495,000	1,306,505
Housing & Redevelopment Authority
of the City of St. Paul MN:
4.500%, 07/01/2028
(Pre-refunded to 07/01/2026)	375,000	381,131
5.000%, 07/01/2036
(Pre-refunded to 07/01/2026)	1,315,000	1,383,455
Minnesota Housing Finance Agency:
4.000%, 07/01/2047
(Callable 01/01/2027) (Insured by GNMA)	150,000	149,256
4.250%, 07/01/2049
(Callable 07/01/2028) (Insured by GNMA)	845,000	842,986
Pipestone-Jasper Independent
School District No. 2689,
4.000%, 02/01/2032 (Callable 02/01/2029)
(Insured by SD CRED PROG)	580,000	618,691
University of Minnesota,
4.000%, 02/01/2031 (Callable 07/31/2023)	200,000	200,094
Total Minnesota
(Cost $6,055,771)		5,942,145	0.5%
Mississippi
Mississippi Development Bank,
5.250%, 03/01/2035
(Callable 03/01/2028)	495,000	517,650
Mississippi Home Corp.,
4.400%, 12/01/2043 (Callable
12/01/2031) (Insured by GNMA)	2,250,000	2,254,584
Oxford School District,
4.000%, 05/01/2027	500,000	518,397
West Rankin Utility Authority:
5.000%, 01/01/2038 (Pre-refunded to
01/01/2025) (Insured by AGM)	550,000	564,420
5.000%, 01/01/2043 (Pre-refunded to
01/01/2028) (Insured by AGM)	5,500,000	5,997,004
Total Mississippi
(Cost $10,399,516)		9,852,055	0.9%
Missouri
Jackson County School District No. R-IV,
5.500%, 03/01/2037 (Callable
03/01/2029) (Insured by ST AID)	1,040,000	1,164,972
Metropolitan St. Louis Sewer District:
5.000%, 05/01/2036
(Callable 05/01/2025)	1,275,000	1,312,702
5.000%, 05/01/2045
(Callable 05/01/2025)	2,335,000	2,404,047
Missouri Housing Development Commission:
1.950%, 05/01/2025 (Insured by GNMA)	45,000	43,599
3.950%, 11/01/2040
(Callable 05/01/2025) (Insured by GNMA)	250,000	247,132
Normandy Schools Collaborative:
3.000%, 03/01/2038
(Callable 03/01/2028) (Insured by ST AID)	1,950,000	1,751,010
3.000%, 03/01/2039
(Callable 03/01/2028) (Insured by ST AID)	2,000,000	1,768,784
St. Louis County School District,
4.000%, 03/01/2031
(Callable 03/01/2025)	1,480,000	1,505,523
St. Louis County Special School District,
4.000%, 04/01/2034
(Callable 04/01/2029)	400,000	416,703
Total Missouri
(Cost $11,349,229)		10,614,472	1.0%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Montana
City of Belgrade MT,
5.250%, 07/01/2043
(Callable 07/01/2032)	$2,000,000	$2,223,856
Flathead County School District No. 44,
4.000%, 07/01/2036
(Callable 07/01/2028)	210,000	216,607
Montana Board of Housing:
3.000%, 12/01/2045
(Callable 06/01/2029)	535,000	470,925
3.050%, 06/01/2050
(Callable 06/01/2029)	265,000	232,715
Montana Facility Finance Authority:
5.000%, 07/01/2028 (Callable
07/01/2027) (Insured by MT BRD)	430,000	462,928
5.000%, 07/01/2029 (Callable
07/01/2027) (Insured by MT BRD)	535,000	577,201
Total Montana
(Cost $4,329,651)		4,184,232	0.4%
Nebraska
Nebraska Educational Health Cultural
& Social Services Finance Authority:
4.000%, 01/01/2033
(Callable 01/01/2026)	400,000	408,956
4.000%, 01/01/2034
(Callable 01/01/2026)	2,000,000	2,049,602
4.000%, 01/01/2035
(Callable 01/01/2026)	1,000,000	1,021,438
Nebraska Investment Finance Authority,
3.500%, 09/01/2050 (Callable
03/01/2029) (Insured by GNMA)	1,525,000	1,492,297
University of Nebraska:
3.000%, 07/01/2028
(Pre-refunded to 07/01/2026)	30,000	30,008
3.000%, 05/15/2035
(Pre-refunded to 05/15/2026)	20,000	20,046
3.000%, 07/01/2039
(Pre-refunded to 07/01/2026)	15,000	15,004
Total Nebraska
(Cost $5,290,863)		5,037,351	0.5%
Nevada
County of Clark NV,
5.000%, 07/01/2033
(Callable 07/01/2024)	1,925,000	1,957,810
Total Nevada
(Cost $1,965,708)		1,957,810	0.2%
New Jersey
New Jersey Economic Development Authority,
0.000%, 07/01/2025
(ETM) (Insured by NATL)	135,000	126,490
New Jersey Health Care
Facilities Financing Authority:
0.000%, 07/01/2023
(ETM) (Insured by NATL)	10,000	10,000
3.750%, 07/01/2027 (ETM)	220,000	221,910
New Jersey Housing &
Mortgage Finance Agency:
4.500%, 10/01/2048 (Callable 10/01/2027)	780,000	783,268
2.450%, 10/01/2050 (Callable 04/01/2029)	525,000	383,184
New Jersey Transportation
Trust Fund Authority,
0.000%, 12/15/2030 (Insured by BHAC)	960,000	755,474
North Hudson Sewerage Authority,
0.000%, 08/01/2024
(ETM) (Insured by NATL)	500,000	482,100
Total New Jersey
(Cost $3,002,177)		2,762,426	0.3%
New Mexico
New Mexico Hospital
Equipment Loan Council,
4.125%, 08/01/2044
(Pre-refunded to 08/01/2025)	210,000	213,484
New Mexico Mortgage Finance Authority:
3.500%, 07/01/2033
(Callable 01/01/2028) (Insured by GNMA)	685,000	677,843
3.950%, 09/01/2040
(Callable 09/01/2024) (Insured by GNMA)	775,000	768,444
5.250%, 03/01/2053
(Callable 03/01/2032) (Insured by GNMA)	2,100,000	2,199,285
New Mexico Mortgage Financial Authority,
3.550%, 09/01/2037
(Callable 03/01/2027) (Insured by GNMA)	685,000	672,818
Ruidoso Municipal School District No. 3,
4.000%, 08/01/2032
(Callable 08/01/2026) (Insured by ST AID)	115,000	118,483
Total New Mexico
(Cost $4,785,898)		4,650,357	0.4%
New York
City of New York NY:
5.000%, 08/01/2028	1,000,000	1,103,537
2.370%, 04/01/2042 (Callable 07/03/2023)
(Optional Put Date 07/07/2023)(1)	3,400,000	3,400,000
Monroe County Industrial
Development Corp.,
4.840%, 11/01/2040 (Insured by FNMA)	3,089,825	3,150,648
New York City Housing Development Corp.,
0.700%, 11/01/2060
(Callable 07/21/2023)
(Mandatory Tender Date 07/01/2025)(1)	2,150,000	2,007,026
New York City Municipal
Water Finance Authority,
4.000%, 06/15/2040
(Callable 12/15/2029)	500,000	501,760
New York City Transitional
Finance Authority,
5.000%, 08/01/2033 (Callable 08/01/2026)	2,835,000	2,989,059
New York State Dormitory Authority:
0.000%, 07/01/2028
(ETM) (Insured by NATL)	65,000	56,135
0.000%, 07/01/2029
(ETM) (Insured by NATL)	430,000	361,641
5.000%, 03/15/2037 (Callable 09/15/2025)	155,000	160,221
5.250%, 03/15/2039 (Callable 09/15/2028)	3,750,000	4,085,756
5.000%, 03/15/2048 (Callable 09/15/2028)	2,000,000	2,122,990
New York State
Environmental Facilities Corp.:
5.500%, 10/15/2029 (ETM)	185,000	212,532
5.500%, 10/15/2030 (ETM)	390,000	457,070
New York State Housing Finance Agency:
1.600%, 11/01/2024 (Callable 07/21/2023)	4,595,000	4,456,362
3.600%, 11/01/2062 (Callable 06/01/2025)
(Mandatory Tender Date 05/01/2027)
(Insured by SONYMA)(1)	2,920,000	2,916,427

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
State of New York Mortgage Agency,
4.000%, 10/01/2049
(Callable 04/01/2028)	$3,160,000	$3,134,326
Total New York
(Cost $31,836,042)		31,115,490	2.9%
North Carolina
County of Wake NC,
5.125%, 10/01/2026
(ETM) (Insured by NATL)	1,040,000	1,068,622
Inlivian:
2.550%, 05/01/2037 (Insured by FNMA)	4,780,856	3,976,706
5.000%, 06/01/2043
(Callable 12/01/2025) (Mandatory Tender
Date 06/01/2026) (Insured by HUD)(1)	2,000,000	2,050,785
North Carolina Housing Finance Agency,
4.000%, 07/01/2050
(Callable 07/01/2029)	1,465,000	1,453,339
Raleigh Housing Authority:
5.000%, 10/01/2026
(Mandatory Tender Date 10/01/2025)(1)	5,500,000	5,595,570
5.000%, 12/01/2026 (Mandatory Tender
Date 12/01/2025) (Insured by FHA)(1)	7,850,000	8,027,579
University of North Carolina at Chapel Hill,
4.034%, 12/01/2041 (SOFR + 0.650%)
(Callable 12/01/2024)
(Mandatory Tender Date 06/01/2025)(2)	1,000,000	1,000,779
Total North Carolina
(Cost $24,152,984)		23,173,380	2.1%
North Dakota
North Dakota Housing Finance Agency:
3.550%, 07/01/2033
(Callable 01/01/2028)	1,140,000	1,118,437
3.450%, 07/01/2037
(Callable 07/01/2026) (Insured by FHA)	900,000	889,336
3.500%, 07/01/2046
(Callable 01/01/2026)	540,000	532,277
4.000%, 01/01/2050
(Callable 07/01/2028)	905,000	898,536
Total North Dakota
(Cost $3,620,972)		3,438,586	0.3%
Ohio
City of Cleveland OH,
5.000%, 12/01/2029 (Callable 07/31/2023)	10,000	10,012
County of Montgomery OH:
5.250%, 05/01/2029
(Pre-refunded to 11/12/2023)	915,000	921,164
5.250%, 05/01/2029
(Pre-refunded to 11/13/2023)	1,380,000	1,389,370
County of Van Wert OH,
6.125%, 12/01/2049
(Pre-refunded to 12/01/2029)	7,000,000	8,171,205
Lucas-Plaza Housing Development Corp.,
0.000%, 06/01/2024
(ETM) (Insured by FHA)	1,660,000	1,609,408
Ohio Housing Finance Agency:
3.950%, 09/01/2043
(Callable 09/01/2027) (Insured by GNMA)	165,000	162,551
3.500%, 09/01/2046
(Callable 09/01/2025) (Insured by GNMA)	500,000	491,971
3.250%, 09/01/2052
(Callable 09/01/2031) (Insured by GNMA)	3,070,000	2,971,903
State of Ohio:
5.000%, 02/01/2025	1,200,000	1,235,675
5.000%, 01/01/2036 (Callable 01/01/2032)	540,000	609,471
5.000%, 01/01/2038 (Callable 01/01/2032)	430,000	475,145
2.750%, 01/01/2052
(Mandatory Tender Date 05/01/2028)(1)	1,000,000	977,197
University of Akron,
5.000%, 01/01/2033 (Callable 07/01/2026)	335,000	342,161
Total Ohio
(Cost $19,839,290)		19,367,233	1.8%
Oklahoma
Oklahoma Water Resources Board,
4.000%, 04/01/2037 (Callable 04/01/2030)	560,000	575,888
Total Oklahoma
(Cost $576,702)		575,888	0.1%
Oregon
Clackamas Community College:
0.000%, 06/15/2028 (Callable 06/15/2025)
(Insured by SCH BD GTY)	1,375,000	1,130,366
0.000%, 06/15/2029 (Callable 06/15/2025)
(Insured by SCH BD GTY)	1,000,000	785,417
Hillsboro School District No. 1J,
5.000%, 06/15/2035 (Callable 06/15/2027)
(Insured by SCH BD GTY)	600,000	640,687
State of Oregon:
4.000%, 12/01/2045 (Callable 06/01/2025)	910,000	905,971
4.000%, 12/01/2048 (Callable 12/01/2026)	1,250,000	1,240,993
State of Oregon Housing &
Community Services Department:
3.550%, 07/01/2033 (Callable 07/01/2027)	1,045,000	1,026,249
2.900%, 07/01/2043 (Callable 07/01/2027)	1,000,000	901,283
4.000%, 01/01/2047 (Callable 07/01/2025)	515,000	513,185
3.750%, 07/01/2048 (Callable 01/01/2027)	1,020,000	997,690
Total Oregon
(Cost $8,273,664)		8,141,841	0.7%
Pennsylvania
City of Sharon PA,
0.000%, 05/01/2024
(ETM) (Insured by NATL)	250,000	243,246
Commonwealth Financing Authority,
4.000%, 06/01/2039
(Callable 06/01/2028) (Insured by AGM)	1,500,000	1,474,592
Mckeesport Area School District,
0.000%, 10/01/2025
(ETM) (Insured by AMBAC)	110,000	102,417
Pennsylvania Housing Finance Agency:
3.500%, 10/01/2046 (Callable 10/01/2025)	340,000	336,970
3.500%, 04/01/2051 (Callable 10/01/2029)	2,950,000	2,905,330
5.500%, 10/01/2053 (Callable 10/01/2032)	2,000,000	2,125,861
5.750%, 10/01/2053 (Callable 10/01/2032)	1,275,000	1,358,702
Pittsburgh Water & Sewer Authority:
0.000%, 09/01/2026
(ETM) (Insured by NATL)	890,000	807,682
0.000%, 09/01/2027
(ETM) (Insured by FGIC)	1,110,000	979,256
0.000%, 09/01/2028
(ETM) (Insured by FGIC)	370,000	317,973
Pottsville Hospital Authority,
6.500%, 07/01/2028
(Pre-refunded to 07/01/2024)(3)	1,260,000	1,292,157
Total Pennsylvania
(Cost $12,292,690)		11,944,186	1.1%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Puerto Rico
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024
(Insured by AMBAC)	$795,000	$807,976
6.000%, 08/01/2026 (ETM)	3,415,000	3,693,602
6.000%, 08/01/2026
(ETM) (Insured by AGC)	1,565,000	1,692,676
6.000%, 08/01/2026
(ETM) (Insured by AGC)	1,440,000	1,557,478
6.000%, 08/01/2026
(ETM) (Insured by AGC)	1,825,000	1,973,887
6.000%, 08/01/2026
(ETM) (Insured by AGC)	1,910,000	2,065,821
5.500%, 08/01/2027
(ETM) (Insured by AMBAC)	7,665,000	8,386,411
Total Puerto Rico
(Cost $20,764,262)		20,177,851	1.9%
Rhode Island
Rhode Island Housing &
Mortgage Finance Corp.,
3.500%, 10/01/2050 (Callable 10/01/2029)	1,160,000	1,136,526
Total Rhode Island
(Cost $1,225,828)		1,136,526	0.1%
South Carolina
City of Columbia SC,
5.000%, 02/01/2049
(Pre-refunded to 02/01/2029)	10,680,000	11,956,515
Piedmont Municipal Power Agency,
5.375%, 01/01/2025
(ETM) (Insured by NATL)	5,330,000	5,483,738
South Carolina Jobs-Economic
Development Authority:
5.000%, 08/15/2036
(Pre-refunded to 08/15/2026)(3)(5)	7,500,000	7,976,561
5.000%, 08/15/2041
(Pre-refunded to 08/15/2026)(3)(5)	4,165,000	4,429,651
Tobacco Settlement Revenue
Management Authority,
6.375%, 05/15/2030 (ETM)	1,750,000	2,084,203
Total South Carolina
(Cost $33,239,232)		31,930,668	2.9%
South Dakota
County of Clay SD,
5.000%, 12/01/2038 (Callable 12/01/2031)	1,000,000	1,094,944
Harrisburg School District No. 41-2,
2.375%, 08/01/2026 (Insured by ST AID)	335,000	327,310
Total South Dakota
(Cost $1,418,910)		1,422,254	0.1%
Tennessee
Nashville & Davidson County
Metropolitan Government:
4.875%, 11/01/2028
(ETM) (Insured by NATL)	1,700,000	1,782,053
3.850%, 02/01/2048 (Mandatory Tender
Date 02/01/2026) (Insured by FNMA)(1)	1,000,000	999,147
Tennessee Housing Development Agency:
1.750%, 07/01/2028	350,000	316,616
1.950%, 07/01/2030
(Callable 07/01/2029)	550,000	464,733
3.850%, 01/01/2035
(Callable 01/01/2025)	240,000	239,431
3.900%, 07/01/2042
(Callable 07/01/2027)	350,000	343,039
4.000%, 01/01/2043
(Callable 07/01/2027)	525,000	521,082
3.850%, 07/01/2043
(Callable 07/01/2027)	1,810,000	1,808,914
3.650%, 07/01/2047
(Callable 01/01/2027)	705,000	686,553
4.050%, 01/01/2049
(Callable 01/01/2028)	1,645,000	1,618,775
4.250%, 01/01/2050
(Callable 07/01/2028)	925,000	922,086
Total Tennessee
(Cost $10,127,579)		9,702,429	0.9%
Texas
Alvarado Independent School District,
2.750%, 02/15/2052 (Mandatory Tender
Date 08/15/2025) (PSF Guaranteed)(1)	1,500,000	1,498,869
Anna Independent School District,
5.000%, 08/15/2035
(Callable 08/15/2026) (PSF Guaranteed)	910,000	960,736
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2024 (PSF Guaranteed)	1,025,000	1,032,439
5.000%, 08/15/2024
(ETM) (PSF Guaranteed)	1,010,000	1,028,002
5.000%, 08/15/2025 (PSF Guaranteed)	195,000	201,766
5.000%, 08/15/2026 (PSF Guaranteed)	500,000	527,269
4.000%, 08/15/2027
(Callable 08/15/2026) (PSF Guaranteed)	875,000	890,879
5.000%, 08/15/2027 (PSF Guaranteed)	240,000	258,215
4.000%, 08/15/2028
(Callable 08/15/2026) (PSF Guaranteed)	850,000	865,917
5.000%, 08/15/2028 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	555,000	564,892
5.000%, 08/15/2029 (PSF Guaranteed)	130,000	144,722
5.000%, 02/15/2030
(Callable 02/15/2026) (PSF Guaranteed)	125,000	129,848
3.000%, 08/15/2032
(Callable 08/15/2031) (PSF Guaranteed)	835,000	797,561
3.000%, 08/15/2033
(Callable 08/15/2031) (PSF Guaranteed)	1,070,000	1,008,077
3.000%, 08/15/2033
(Callable 08/15/2031) (PSF Guaranteed)	500,000	470,527
4.000%, 08/15/2033
(Callable 08/15/2026) (PSF Guaranteed)	475,000	481,246
5.000%, 08/15/2033 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	1,460,000	1,486,023
3.000%, 08/15/2034
(Callable 08/15/2031) (PSF Guaranteed)	500,000	460,001
4.000%, 08/15/2034
(Callable 08/15/2026) (PSF Guaranteed)	195,000	197,110
4.000%, 08/15/2035
(Callable 08/15/2026) (PSF Guaranteed)	480,000	483,545
4.000%, 12/01/2035
(Callable 06/01/2027) (PSF Guaranteed)	450,000	454,194
4.000%, 08/15/2036
(Callable 08/15/2030) (PSF Guaranteed)	510,000	515,343
4.000%, 08/15/2036
(Callable 08/15/2031) (PSF Guaranteed)	1,000,000	1,011,740
5.000%, 08/15/2037
(Callable 08/15/2032) (PSF Guaranteed)	510,000	564,890
The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Arlington Higher Education
Finance Corp.: (cont.)
4.000%, 08/15/2038
(Callable 08/15/2030) (PSF Guaranteed)	$550,000	$549,486
4.000%, 08/15/2039
(Callable 08/15/2025) (PSF Guaranteed)	495,000	490,760
3.000%, 08/15/2040
(Callable 08/15/2031) (PSF Guaranteed)	290,000	237,958
3.000%, 08/15/2041
(Callable 08/15/2031) (PSF Guaranteed)	300,000	241,792
3.000%, 08/15/2042
(Callable 08/15/2031) (PSF Guaranteed)	265,000	210,268
3.000%, 08/15/2043
(Callable 08/15/2031) (PSF Guaranteed)	210,000	165,027
3.000%, 08/15/2044
(Callable 08/15/2031) (PSF Guaranteed)	245,000	190,110
Austin Community College
District Public Facility Corp.,
5.000%, 08/01/2033 (Callable 08/01/2025)	750,000	772,741
Balmorhea Independent School District,
5.000%, 02/15/2034
(Callable 02/15/2031) (PSF Guaranteed)	335,000	380,634
Bexar Metropolitan Water District,
0.000%, 05/01/2027
(ETM) (Insured by NATL)	50,000	44,515
Brazoria County Toll Road Authority:
0.000%, 03/01/2039 (Callable
03/01/2030) (County Guaranteed)(5)	200,000	185,572
0.000%, 03/01/2042 (Callable
03/01/2030) (County Guaranteed)(5)	205,000	184,577
0.000%, 03/01/2044 (Callable
03/01/2030) (County Guaranteed)(5)	255,000	228,464
Burleson Independent School District,
5.000%, 08/01/2025 (PSF Guaranteed)	1,260,000	1,309,225
City of Denton TX,
5.000%, 02/15/2035 (Callable 02/15/2031)	3,055,000	3,471,801
City of Houston TX:
5.500%, 12/01/2024
(ETM) (Insured by NATL)	1,255,000	1,273,320
0.000%, 12/01/2026
(ETM) (Insured by AGM)	735,000	660,184
0.000%, 12/01/2027
(ETM) (Insured by AGM)	220,000	192,048
0.000%, 12/01/2028
(ETM) (Insured by AGM)	3,770,000	3,203,305
5.500%, 12/01/2029
(ETM) (Insured by NATL)	16,050,000	17,857,036
5.750%, 12/01/2032
(ETM) (Insured by AGM)	24,965,000	31,450,338
City of San Antonio TX:
5.000%, 02/01/2025 (ETM)	205,000	210,713
4.000%, 02/01/2029 (Callable 07/31/2023)	2,205,000	2,205,753
Clifton Higher Education Finance Corp.:
5.000%, 08/15/2025 (PSF Guaranteed)	460,000	474,821
5.000%, 08/15/2027 (PSF Guaranteed)	235,000	250,772
5.000%, 08/15/2029
(Callable 08/15/2024) (PSF Guaranteed)	215,000	218,980
5.000%, 08/15/2029 (PSF Guaranteed)	295,000	324,081
4.000%, 08/15/2031
(Callable 08/15/2026) (PSF Guaranteed)	170,000	172,527
4.000%, 08/15/2031
(Callable 08/15/2027) (PSF Guaranteed)	2,000,000	2,051,758
4.000%, 08/15/2034
(Callable 08/15/2032) (PSF Guaranteed)	160,000	165,835
4.000%, 08/15/2043
(Callable 08/15/2028) (PSF Guaranteed)	250,000	245,762
County of Bexar TX:
4.000%, 06/15/2030
(Callable 06/15/2026)	150,000	153,389
4.000%, 06/15/2033
(Pre-refunded to 06/15/2025)	3,795,000	3,855,578
5.000%, 06/15/2036
(Pre-refunded to 06/15/2026)	2,145,000	2,270,435
County of Williamson TX,
4.000%, 02/15/2039 (Callable 02/15/2029)	1,350,000	1,375,585
Crowley Independent School District,
5.000%, 08/01/2036 (Pre-refunded to
08/01/2025) (PSF Guaranteed)	2,000,000	2,076,501
Dallas Independent School District,
4.000%, 02/15/2034 (Pre-refunded to
02/15/2025) (PSF Guaranteed)	20,715,000	20,983,236
Decatur Hospital Authority,
5.750%, 09/01/2029 (ETM)	380,000	412,165
DeSoto Independent School District,
5.000%, 08/15/2032
(Callable 08/15/2024) (PSF Guaranteed)	1,825,000	1,854,180
Eagle Mountain & Saginaw
Independent School District,
4.000%, 08/15/2045
(Callable 08/15/2025) (PSF Guaranteed)	675,000	675,699
Ennis Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,145,000	1,189,716
Forney Independent School District,
5.000%, 08/15/2034
(Callable 08/15/2025) (PSF Guaranteed)	525,000	541,590
Grand Parkway Transportation Corp.:
0.000%, 10/01/2031
(Callable 10/01/2028)(5)	405,000	442,781
5.000%, 10/01/2043 (Callable 04/01/2028)	3,680,000	3,882,677
0.000%, 10/01/2045
(Callable 10/01/2028)(5)	300,000	319,836
0.000%, 10/01/2048
(Callable 10/01/2028)(5)	575,000	612,176
Harlingen Consolidated
Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,445,000	1,499,931
Harris County Health
Facilities Development Corp.:
5.750%, 07/01/2027 (ETM)	7,870,000	8,286,109
6.250%, 07/01/2027 (ETM)	6,765,000	7,175,753
Harris County-Houston Sports Authority,
0.000%, 11/15/2030
(ETM) (Insured by NATL)	2,150,000	1,676,879
Hays Consolidated
Independent School District,
4.000%, 02/15/2033
(Callable 02/15/2027) (PSF Guaranteed)	880,000	900,859
Honda Auto Receivables Owner Trust,
5.000%, 02/15/2026
(Callable 02/15/2024) (PSF Guaranteed)	1,030,000	1,040,368
Houston Higher Education Finance Corp.,
5.000%, 02/15/2034
(Callable 02/15/2024) (PSF Guaranteed)	1,795,000	1,812,088
Katy Independent School District,
4.000%, 02/15/2053
(Callable 02/15/2032) (PSF Guaranteed)	5,250,000	5,072,871
Kemp Independent School District,
0.000%, 02/15/2027 (Pre-refunded to
02/15/2024) (PSF Guaranteed)	715,000	638,049

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Kenedy Independent School District,
4.000%, 08/15/2031 (Pre-refunded to
08/15/2023) (PSF Guaranteed)	$100,000	$100,069
Kilgore Independent School District,
2.000%, 02/15/2052 (Mandatory Tender
Date 08/15/2025) (PSF Guaranteed)(1)	890,000	860,871
Klein Independent School District,
4.000%, 08/01/2031
(Callable 08/01/2025) (PSF Guaranteed)	1,000,000	1,014,223
La Porte Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	1,080,000	1,111,547
Leander Independent School District:
0.000%, 08/15/2034 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	175,000	103,250
0.000%, 08/15/2035 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	395,000	219,110
0.000%, 08/15/2036 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	750,000	391,608
0.000%, 08/15/2037 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	700,000	364,605
0.000%, 08/15/2039 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	570,000	250,339
0.000%, 08/15/2040 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	1,030,000	460,405
0.000%, 08/15/2040 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	35,000	15,645
0.000%, 08/15/2041 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	8,965,000	3,517,678
0.000%, 08/15/2041 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	220,000	93,573
0.000%, 08/15/2042 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	1,500,000	556,400
0.000%, 08/15/2043 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	700,000	245,821
0.000%, 08/15/2045 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	2,000,000	622,740
0.000%, 08/15/2046 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	250,000	73,145
0.000%, 08/15/2047 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	540,000	148,345
0.000%, 08/15/2048 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	920,000	237,671
Lower Colorado River Authority,
4.750%, 01/01/2028
(ETM) (Insured by AGM)	730,000	757,253
Luling Independent School District,
4.000%, 02/15/2029
(Callable 02/15/2028) (PSF Guaranteed)	90,000	94,306
McKinney Independent School District,
4.000%, 02/15/2034
(Callable 02/15/2026) (PSF Guaranteed)	1,325,000	1,347,471
Melissa Independent School District,
5.000%, 08/01/2036
(Callable 08/01/2026) (PSF Guaranteed)	1,020,000	1,056,042
Mesquite Independent School District:
5.000%, 08/15/2025 (PSF Guaranteed)	5,000	5,200
5.000%, 08/15/2025 (PSF Guaranteed)	1,500,000	1,559,829
Midland County Fresh Water
Supply District No. 1:
0.000%, 09/15/2033
(Pre-refunded to 09/15/2027)	690,000	451,397
0.000%, 09/15/2034
(Pre-refunded to 09/15/2027)	570,000	353,436
0.000%, 09/15/2035
(Pre-refunded to 09/15/2027)	680,000	399,099
0.000%, 09/15/2036
(Pre-refunded to 09/15/2027)	460,000	255,718
0.000%, 09/15/2037
(Pre-refunded to 09/15/2027)	110,000	57,898
Millsap Independent School District,
4.000%, 02/15/2026 (Pre-refunded to
02/15/2024) (PSF Guaranteed)	15,000	15,048
Montgomery County Health
Facilities Development Corp.,
0.000%, 07/15/2023 (ETM)	200,000	199,801
Moulton Independent School District:
4.000%, 08/15/2035
(Callable 08/15/2027) (PSF Guaranteed)	545,000	555,644
4.000%, 08/15/2036
(Callable 08/15/2027) (PSF Guaranteed)	285,000	289,532
Navasota Independent School District,
5.000%, 02/15/2048 (Pre-refunded to
02/15/2025) (PSF Guaranteed)	6,785,000	6,983,964
New Caney Independent School District:
5.000%, 02/15/2039
(Callable 08/15/2027) (PSF Guaranteed)	500,000	530,312
1.250%, 02/15/2050 (Mandatory Tender
Date 08/15/2024) (PSF Guaranteed)(1)	675,000	656,249
New Hope Cultural Education
Facilities Finance Corp.:
5.000%, 04/01/2025 (ETM)	715,000	737,093
5.000%, 04/01/2030
(Pre-refunded to 04/01/2027)	1,150,000	1,230,543
5.000%, 04/01/2031
(Pre-refunded to 04/01/2027)	1,180,000	1,262,644
5.000%, 04/01/2042
(Pre-refunded to 04/01/2027)	7,755,000	8,298,139
North Texas Tollway Authority:
0.000%, 09/01/2037
(Pre-refunded to 09/01/2031)	7,175,000	3,498,038
0.000%, 09/01/2043
(Pre-refunded to 09/01/2031)	31,895,000	9,910,637
0.000%, 09/01/2043
(Pre-refunded to 09/01/2031)(5)	8,260,000	10,283,374
6.750%, 09/01/2045
(Pre-refunded to 09/01/2031)(5)	16,440,000	21,082,804
Northside Independent School District,
2.000%, 06/01/2052 (Mandatory Tender
Date 06/01/2027) (PSF Guaranteed)(1)	2,000,000	1,884,154
Onalaska Independent School District,
4.000%, 08/15/2030
(Callable 08/15/2024) (PSF Guaranteed)	340,000	341,657
Pasadena Independent School District,
1.500%, 02/15/2044 (Mandatory Tender
Date 08/15/2024) (PSF Guaranteed)(1)	1,710,000	1,665,293
Prosper Independent School District,
5.000%, 02/15/2031
(Callable 02/15/2028) (PSF Guaranteed)	1,020,000	1,119,949
Rockwall Independent School District,
5.000%, 02/15/2038
(Callable 07/31/2023) (PSF Guaranteed)	745,000	746,044
Sherman Independent School District,
5.000%, 02/15/2026 (Pre-refunded to
02/15/2024) (PSF Guaranteed)	1,775,000	1,793,445

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Smithville Independent School District,
4.000%, 08/15/2033
(Callable 08/15/2028) (PSF Guaranteed)	$110,000	$113,688
Socorro Independent School District,
4.000%, 08/15/2033
(Callable 02/15/2027) (PSF Guaranteed)	900,000	920,197
Sundown Independent School District,
5.000%, 08/15/2023 (PSF Guaranteed)	570,000	570,972
Tarrant County Health
Facilities Development Corp.,
6.000%, 09/01/2024 (ETM)	2,040,000	2,074,853
Tarrant County Hospital District,
5.250%, 08/15/2038
(Callable 08/15/2032)	1,200,000	1,365,966
Terrell Independent School District,
4.000%, 08/01/2037
(Callable 08/01/2026) (PSF Guaranteed)	510,000	512,572
Texas Department of Housing
& Community Affairs:
3.400%, 03/01/2035
(Callable 09/01/2034) (Insured by FNMA)	4,611,035	4,380,743
2.150%, 09/01/2035
(Callable 03/01/2029) (Insured by GNMA)	545,000	488,320
4.000%, 03/01/2050
(Callable 09/01/2028) (Insured by GNMA)	815,000	809,384
5.500%, 09/01/2052
(Callable 03/01/2032) (Insured by GNMA)	2,975,000	3,153,779
Texas Municipal Gas Acquisition
& Supply Corp. II,
4.130%, 09/15/2027
(3 Month LIBOR USD + 0.870%)(2)	4,225,000	4,226,106
Texas State Affordable Housing Corp.:
4.250%, 03/01/2049
(Callable 03/01/2029) (Insured by GNMA)	160,000	159,505
5.500%, 09/01/2053
(Callable 03/01/2033) (Insured by GNMA)	2,000,000	2,111,370
Texas Water Development Board:
4.000%, 10/15/2033
(Callable 10/15/2027)	600,000	617,432
4.000%, 10/15/2036
(Callable 10/15/2028)	3,940,000	4,022,632
United Independent School District,
5.000%, 08/15/2038
(Callable 08/15/2027) (PSF Guaranteed)	225,000	236,875
Webb Consolidated
Independent School District:
4.000%, 02/15/2033 (Pre-refunded to
02/15/2025) (PSF Guaranteed)	175,000	177,129
4.000%, 02/15/2033 (Pre-refunded to
02/15/2025) (PSF Guaranteed)	75,000	75,912
Whitehouse Independent School District,
5.000%, 02/15/2037
(Callable 02/15/2027) (PSF Guaranteed)	1,200,000	1,271,090
Total Texas
(Cost $280,641,458)		271,500,008	24.9%
Utah
Davis School District,
3.500%, 06/01/2034 (Callable
12/01/2024) (Insured by SCH BD GTY)	2,000,000	2,002,154
Utah Charter School Finance Authority:
5.000%, 04/15/2024 (Insured by UT CSCE)	235,000	237,553
5.000%, 04/15/2037 (Callable
04/15/2026) (Insured by UT CSCE)	500,000	511,038
Utah Housing Corp.,
4.000%, 01/01/2045 Callable
(01/01/2026) (Insured by FHA)	2,090,000	2,081,296
Utah Telecommunication
Open Infrastructure Agency,
5.500%, 06/01/2040 (Callable 06/01/2032)	500,000	565,820
Total Utah
(Cost $5,451,675)		5,397,861	0.5%
Vermont
Vermont Housing Finance Agency:
3.600%, 11/01/2036 (Callable 11/01/2025)	1,255,000	1,219,986
4.000%, 05/01/2048
(Callable 11/01/2026) (Insured by GNMA)	375,000	373,354
4.000%, 11/01/2048 (Callable 05/01/2027)	295,000	292,824
Total Vermont
(Cost $1,954,934)		1,886,164	0.2%
Virginia
Chesapeake Redevelopment
& Housing Authority,
5.000%, 05/01/2043 (Mandatory Tender
Date 05/01/2026) (Insured by HUD)(1)	2,295,000	2,360,845
Danville Industrial Development Authority,
5.250%, 10/01/2028
(ETM) (Insured by AMBAC)	635,000	652,274
Federal Home Loan
Mortgage Corp. (FHLMC),
2.550%, 06/15/2035	3,679,923	3,064,550
Hampton Roads Transportation
Accountability Commission,
5.500%, 07/01/2057
(Pre-refunded to 01/01/2028)	15,000,000	16,770,057
Virginia Resources Authority,
0.000%, 11/01/2027 (ETM)	520,000	456,714
Virginia Small Business Financing Authority,
5.250%, 10/01/2029
(Callable 10/01/2024)	1,000,000	1,017,221
Total Virginia
(Cost $24,404,172)		24,321,661	2.2%
Washington
Central Puget Sound
Regional Transit Authority,
5.000%, 11/01/2032
(Pre-refunded to 11/01/2025)	2,725,000	2,850,366
Clark County School District No. 114:
4.000%, 12/01/2038 (Callable
06/01/2030) (Insured by SCH BD GTY)	1,000,000	1,013,463
5.250%, 12/01/2040 (Callable
06/01/2032) (Insured by SCH BD GTY)	9,400,000	10,651,113
County of King WA,
5.000%, 07/01/2034
(Pre-refunded to 01/01/2025)	705,000	725,039
King County Housing Authority:
3.250%, 05/01/2033(Callable
05/01/2028) (County Guaranteed)	1,500,000	1,454,080
4.000%, 11/01/2034 (Callable
11/01/2029) (County Guaranteed)	1,520,000	1,538,122
4.000%, 11/01/2036 (Callable
11/01/2029) (County Guaranteed)	3,250,000	3,243,327
State of Washington:
5.000%, 06/01/2035 (Callable 06/01/2028)	1,000,000	1,093,490
5.000%, 08/01/2038 (Callable 08/01/2026)	1,225,000	1,280,591
4.000%, 07/01/2039 (Callable 07/01/2031)	940,000	956,986

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Washington Health Care Facilities Authority:
5.000%, 09/01/2030	$300,000	$327,743
5.000%, 09/01/2031 (Callable 09/01/2030)	175,000	191,657
5.000%, 09/01/2032 (Callable 09/01/2030)	465,000	508,731
5.000%, 09/01/2033 (Callable 09/01/2030)	190,000	207,598
Washington State Housing
Finance Commission:
6.750%, 07/01/2035
(Pre-refunded to 07/01/2025)(3)	1,850,000	1,956,100
2.650%, 12/01/2040
(Callable 06/01/2029) (Insured by GNMA)	1,800,000	1,425,852
2.750%, 12/01/2048
(SIFMA Municipal Swap Index + 0.550%)
(Callable 07/21/2023)
(Mandatory Tender Date 10/01/2023)(2)	4,465,000	4,463,474
4.000%, 06/01/2049
(Callable 06/01/2028)	345,000	342,163
4.000%, 06/01/2050
(Callable 06/01/2029) (Insured by GNMA)	1,345,000	1,334,727
7.000%, 07/01/2050
(Pre-refunded to 07/01/2025)(3)	1,845,000	1,958,483
Total Washington
(Cost $37,460,111)		37,523,105	3.4%
Wisconsin
Baraboo School District,
3.000%, 04/01/2033
(Callable 04/01/2026) (Insured by BAM)	650,000	625,238
Big Foot Union High School District,
3.000%, 03/01/2032 (Pre-refunded to
03/01/2027) (Insured by BAM)	430,000	426,971
City of Milwaukee WI,
3.000%, 06/01/2033 (Callable 06/01/2026)	2,500,000	2,355,785
City of Oshkosh WI,
4.000%, 05/01/2029 (Callable 07/31/2023)	25,000	25,017
County of Kenosha WI,
3.500%, 09/01/2028 (Callable 09/01/2024)	820,000	824,498
Lodi School District,
3.750%, 03/01/2037
(Pre-refunded to 03/01/2025)	135,000	136,179
Public Finance Authority:
5.000%, 03/01/2025	535,000	550,453
5.750%, 11/15/2044
(Pre-refunded to 11/15/2024)(3)	1,100,000	1,131,184
Southeast Wisconsin Professional
Baseball Park District:
5.500%, 12/15/2026 (Insured by NATL)	1,630,000	1,712,076
0.000%, 12/15/2027
(ETM) (Insured by NATL)	820,000	717,779
0.000%, 12/15/2028
(ETM) (Insured by NATL)	800,000	682,236
0.000%, 12/15/2029
(ETM) (Insured by NATL)	800,000	659,665
State of Wisconsin,
5.000%, 05/01/2032
(Pre-refunded to 05/01/2026)	1,000,000	1,054,131
State of Wisconsin Clean Water
Fund Leveraged Loan Portfolio:
5.000%, 06/01/2028
(Pre-refunded to 06/01/2024)	5,430,000	5,519,937
5.000%, 06/01/2031
(Pre-refunded to 06/01/2024)	5,475,000	5,565,683
Town of Ledgeview WI,
5.000%, 12/01/2030
(Callable 12/01/2029)	630,000	693,482
Village of Mount Pleasant WI:
5.000%, 04/01/2036
(Callable 04/01/2028)	275,000	294,526
4.000%, 04/01/2037 (Callable 04/01/2028)	2,400,000	2,427,028
5.000%, 04/01/2048
(Callable 04/01/2028) (Insured by BAM)	1,500,000	1,542,727
Waterford Union High School District,
3.000%, 03/01/2039
(Pre-refunded to 03/01/2029)	665,000	658,102
West De Pere School District,
2.500%, 04/01/2040
(Pre-refunded to 04/01/2030)	2,500,000	2,413,739
Wisconsin Center District:
4.000%, 12/15/2029 (Callable 06/15/2026)	1,480,000	1,527,671
5.000%, 12/15/2030 (Callable 06/15/2026)	775,000	815,076
0.000%, 12/15/2034
(Callable 12/15/2030) (Insured by AGM)	1,810,000	1,139,944
Wisconsin Health &
Educational Facilities Authority:
5.000%, 02/15/2028
(Pre-refunded to 08/15/2025)	20,000	20,733
4.000%, 02/15/2033
(Pre-refunded to 08/15/2025)	100,000	101,640
5.000%, 11/15/2036
(Callable 05/15/2026)	205,000	212,136
4.000%, 02/15/2038
(Pre-refunded to 08/15/2025)	575,000	584,429
5.000%, 07/01/2042
(Callable 07/01/2027)	2,000,000	2,046,584
5.000%, 09/15/2045
(Pre-refunded to 09/15/2023)	2,545,000	2,552,779
4.000%, 11/15/2046
(Pre-refunded to 05/15/2026)	1,470,000	1,502,501
Wisconsin Housing &
Economic Development Authority:
4.625%, 11/01/2043
(Callable 05/01/2032) (Insured by HUD)	435,000	438,259
3.500%, 09/01/2046
(Callable 09/01/2025) (Insured by FNMA)	510,000	502,549
4.000%, 03/01/2048
(Callable 03/01/2027) (Insured by FNMA)	1,665,000	1,654,238
4.000%, 03/01/2048
(Callable 03/01/2027)	310,000	307,896
4.250%, 03/01/2049
(Callable 09/01/2028) (Insured by FNMA)	1,265,000	1,262,803
Total Wisconsin
(Cost $45,726,254)		44,685,674	4.1%
Wyoming
Wyoming Community
Development Authority:
4.000%, 12/01/2043 (Callable 06/01/2027)	175,000	174,396
4.000%, 12/01/2048 (Callable 06/01/2028)	1,645,000	1,631,473
Total Wyoming
(Cost $1,886,455)		1,805,869	0.2%
Total Municipal Bonds
(Cost $1,095,941,246)		1,069,519,573	98.2%
Total Long-Term Investments
(Cost $1,106,915,895)		1,080,303,440	99.2%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free
Cash Trust, Premier Shares, 4.04%(4)	3,341,385	$3,341,385
Total Short-Term Investment
(Cost $3,341,385)		3,341,385	0.3%
Total Investments
(Cost $1,110,257,280)		1,083,644,825	99.5%
Other Assets in Excess of Liabilities		5,829,846	0.5%
TOTAL NET ASSETS		$1,089,474,671	100.0%
Notes to Schedule of Investments
AGC – Assured Guaranty Corp.
AGM – Assured Guaranty Municipal
AMBAC – Ambac Assurance Corp.
BAM – Build America Mutual Assurance Co.
BHAC – Berkshire Hathaway Assurance Corp.
FGIC – Financial Guaranty Insurance Company
FHA – Federal Housing Administration
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
HUD – US Department of Housing and Development
MT BRD – Montana Board of Investments
NATL – National Public Finance Guarantee Corp.
Q-SBLF – Qualified School Building Loan Fund
SCH BD GTY – School Board Guaranty
SD CRED PROG – State Credit Enhancement Program
SONYMA – State of New York Mortgage Agency
ST AID – State Aid Intercept/Withholding
UT CSCE – Utah Charter School Credit Enhancement Program
ETM – Escrowed to Maturity
LIBOR – London Inter-bank Offered Rate
PSF – Permanent School Fund
SIFMA – Securities Industry and Financial Markets Association
SOFR – Secured Overnight Financing Rate
(1)	Variable rate security. The rate reported is the rate in effect as of June 30, 2023.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate as of the last reset date in effect as of June 30, 2023.
(3)
Includes securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2023, the value of these securities totaled $29,895,742, which represented 2.74% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2023.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Security	$—	$10,783,867	$—	$10,783,867
Municipal Bonds	—	1,069,519,573	—	1,069,519,573
Total Long-Term Investments	—	1,080,303,440	—	1,080,303,440
Short-Term Investment
Money Market Mutual Fund	3,341,385	—	—	3,341,385
Total Short-Term Investment	3,341,385	—	—	3,341,385
Total Investments	$3,341,385	$1,080,303,440	$—	$1,083,644,825

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
June 30, 2023 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$2,628,272,570

	SEC 30-Day Yield(4)
	Institutional Class	3.50%
	Investor Class	3.25%

	Average Effective Duration	4.60 years

	Average Effective Maturity	4.94 years

	Annualized Expense Ratio(5)
	Institutional Class	0.30%
	Investor Class	0.55%	(6)

	Portfolio Turnover Rate	12%	(7)

	Number of Holdings	2,008

Sector Weightings(1)

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2023.
(5)	Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2023.
(6)	Includes 0.25% 12b-1 fee.
(7)	Not annualized.

Baird Core Intermediate Municipal Bond Fund
June 30, 2023 (Unaudited)

Total Returns

			Average Annual
	Six	One	Three	Five	Since
For the Periods Ended June 30, 2023	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	2.02%	2.93%	0.05%	2.12%	2.39%
Investor Class Shares	1.90%	2.67%	-0.23%	1.85%	2.13%
Bloomberg 1-15 Year Municipal Index(2)	1.85%	2.78%	-0.32%	1.83%	1.94%

(1)	For the period from August 31, 2015 (inception date) through June 30, 2023.
(2)
The Bloomberg 1-15 Year Municipal Index is an unmanaged, market value weighted index of investment-grade, tax-exempt, and fixed-rate securities with maturities between 1 and 17 years.  Securities must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.  The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.  This Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The returns table shown above reflects reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy. The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state. As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. Russia’s ongoing war with Ukraine has heightened global geopolitical tensions, resulting in an elevated risk environment and increased volatility in asset prices. The uncertain course of the war may have a significant negative impact on the global economy. U.S. relations with China have become increasingly strained, and tension between the U.S. and China may have a significant negative impact on the global economy and asset prices. Measures of inflation reached levels not experienced in several decades, leading the Federal Reserve to raise short term interest rates significantly over the last year, with the potential for further rate increases in 2023. Uncertainty regarding the ability of the Federal Reserve to successfully control inflation, the potential for incremental rate increases, and the full impact of prior rate increases on the economy may negatively impact asset prices and increase market volatility. The possibility of a U.S. or global recession may also contribute to market volatility. The coronavirus (COVID-19) pandemic caused significant economic disruption in recent years as countries worked to limit the negative health impacts of the virus. While the virus has entered an endemic stage, significant outbreaks or new variants present a continued risk to the global economy. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Security
U.S. Treasury Bonds,
3.875%, 03/31/2025	$25,000,000	$24,508,789
Total U.S. Treasury Security
(Cost $24,942,383)		24,508,789	0.9%
Municipal Bonds
Alabama
Alabama Community College System:
3.500%, 11/01/2024 (Insured by BAM)	1,010,000	1,013,104
3.500%, 11/01/2025 (Insured by BAM)	1,100,000	1,099,300
5.000%, 10/01/2028
(Callable 10/01/2026) (Insured by AGM)	310,000	324,796
Alabama Economic Settlement Authority,
4.000%, 09/15/2033 (Callable 09/15/2026)	5,810,000	5,821,829
Alabama Housing Finance Authority,
3.500%, 08/01/2025 (Mandatory Tender
Date 08/01/2024) (Insured by HUD)(1)	5,000,000	4,972,399
Birmingham Airport Authority:
5.000%, 07/01/2027 (Insured by BAM)	500,000	538,067
4.000%, 07/01/2036
(Callable 07/01/2030) (Insured by BAM)	360,000	368,218
4.000%, 07/01/2037
(Callable 07/01/2030) (Insured by BAM)	500,000	507,489
Black Belt Energy Gas District:
5.000%, 06/01/2024	200,000	201,990
5.000%, 12/01/2024	375,000	380,739
5.000%, 12/01/2025	200,000	204,893
5.000%, 06/01/2026	250,000	257,112
5.000%, 12/01/2026	400,000	413,540
4.000%, 12/01/2049 (Callable 09/01/2025)
(Mandatory Tender Date 12/01/2025)(1)	625,000	621,351
4.000%, 07/01/2052 (Callable 03/01/2027)
(Mandatory Tender Date 06/01/2027)(1)	4,000,000	3,987,544
2.550%, 10/01/2052
(SIFMA Municipal Swap Index + 0.350%)
(Callable 09/01/2026)
(Mandatory Tender Date 12/01/2026)(2)	3,000,000	2,916,939
5.000%, 05/01/2053
(Mandatory Tender Date 06/01/2028)(1)	12,500,000	13,085,380
5.500%, 11/01/2053 (Callable 09/01/2028)
(Mandatory Tender Date 12/01/2028)(1)	2,000,000	2,111,235
Chatom Industrial Development Board,
3.250%, 08/01/2037	3,750,000	3,732,853
Chilton County Health Care Authority,
4.000%, 11/01/2045
(Callable 11/01/2025)	205,000	197,598
City of Birmingham AL:
5.000%, 03/01/2040
(Pre-refunded to 09/01/2025)(5)	205,000	213,368
5.000%, 03/01/2045
(Pre-refunded to 09/01/2025)(5)	1,205,000	1,254,188
City of Troy AL,
5.000%, 07/01/2031
(Callable 07/01/2025) (Insured by BAM)	555,000	573,645
County of Elmore AL:
4.000%, 05/01/2024 (Insured by BAM)	420,000	421,370
4.000%, 05/01/2025 (Insured by BAM)	540,000	543,264
4.000%, 05/01/2026 (Insured by BAM)	400,000	404,089
4.200%, 05/01/2042
(Callable 05/01/2032) (Insured by BAM)	1,625,000	1,563,985
5.000%, 05/01/2047
(Callable 05/01/2032) (Insured by BAM)	1,000,000	1,061,141
County of Jefferson AL:
0.000%, 10/01/2025 (Callable 10/01/2023)
(Insured by AGM)	1,000,000	890,726
5.000%, 09/15/2029 (Callable 03/15/2027)	570,000	602,223
0.000%, 10/01/2034
(Callable 10/01/2023) (Insured by AGM)	480,000	242,789
5.250%, 10/01/2048
(Callable 10/01/2023) (Insured by AGM)	125,000	127,588
Homewood Educational Building Authority:
4.000%, 12/01/2033 (Callable 12/01/2029)	785,000	797,609
4.000%, 12/01/2034 (Callable 12/01/2029)	255,000	257,783
Industrial Development Board
of the City of Mobile,
3.920%, 06/01/2034
(Mandatory Tender Date 06/02/2026)(1)	13,000,000	13,000,000
Jefferson County Board of Education,
5.000%, 02/01/2042 (Callable 02/01/2028)	825,000	864,498
Leeds Public Educational Building Authority,
4.000%, 04/01/2034
(Callable 10/01/2025) (Insured by AGM)	450,000	458,861
Madison Water & Wastewater Board,
4.000%, 12/01/2037 (Callable 12/01/2029)	530,000	538,243
Orange Beach Water Sewer
& Fire Protection Authority,
4.125%, 05/15/2052 (Callable 05/15/2032)	2,250,000	2,175,680
Southeast Alabama Gas Supply District,
4.337%, 06/01/2049 (1 Month LIBOR
USD + 0.850%) (Callable 03/01/2024)
(Mandatory Tender Date 06/01/2024)(2)	5,140,000	5,140,095
Southeast Energy Authority
A Cooperative District:
5.000%, 07/01/2025	650,000	661,174
5.500%, 01/01/2053 (Callable 09/01/2029)
(Mandatory Tender Date 12/01/2029)(1)	7,000,000	7,443,427
5.000%, 05/01/2053 (Callable 05/01/2028)
(Mandatory Tender Date 08/01/2028)(1)	2,000,000	2,067,738
5.250%, 01/01/2054 (Callable 04/01/2029)
(Mandatory Tender Date 07/01/2029)(1)	12,490,000	13,059,488
Tallassee Board of Education:
4.000%, 08/01/2030 (Insured by AGM)	435,000	456,970
4.000%, 08/01/2031
(Callable 08/01/2030) (Insured by AGM)	455,000	475,128
4.000%, 08/01/2032
(Callable 08/01/2030) (Insured by AGM)	470,000	485,772
Total Alabama
(Cost $99,665,920)		98,537,218	3.8%
Alaska
Alaska Housing Finance Corp.:
5.000%, 12/01/2029
(Pre-refunded to 06/01/2024)	225,000	228,727
4.000%, 06/01/2036
(Pre-refunded to 06/01/2025)	505,000	513,744
4.000%, 06/01/2036 (Callable 06/01/2025)	1,245,000	1,247,080
Alaska Industrial Development
& Export Authority:
4.000%, 04/01/2030 (Callable 04/01/2029)	2,745,000	2,760,219
4.000%, 10/01/2034 (Callable 10/01/2029)	1,585,000	1,600,199
Alaska Municipal Bond Bank Authority,
5.000%, 08/01/2027
(Pre-refunded to 08/01/2023)	500,000	500,575
University of Alaska,
4.000%, 10/01/2026
(Callable 10/01/2023)	650,000	650,638
Total Alaska
(Cost $7,650,288)		7,501,182	0.3%
The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Arizona
Apache County Unified School District No. 8,
4.125%, 07/01/2042
(Callable 07/01/2032)	$1,625,000	$1,563,344
Arizona Industrial Development Authority:
5.000%, 05/01/2028	270,000	189,000
4.625%, 08/01/2028(3)	1,160,000	1,127,032
3.550%, 07/15/2029 (Callable 07/15/2027)	1,155,000	1,085,311
5.000%, 07/01/2032 (Callable 07/01/2026)	205,000	211,424
3.625%, 05/20/2033	6,074,971	5,655,341
5.000%, 07/01/2033 (Callable 07/01/2026)	340,000	350,110
4.000%, 07/01/2034 (Callable 07/01/2026)	230,000	223,155
4.000%, 07/01/2035 (Callable 07/01/2026)	475,000	455,753
BluePath TE Trust,
2.750%, 09/01/2026
(Callable 07/31/2023)(3)	2,024,500	2,025,775
Chandler Industrial Development Authority,
5.000%, 06/01/2049
(Mandatory Tender Date 06/03/2024)(1)	1,500,000	1,511,550
City of Phoenix Civic Improvement Corp.:
5.000%, 07/01/2028	1,800,000	1,926,791
5.000%, 07/01/2034 (Callable 07/01/2027)	250,000	268,049
City of Tucson AZ,
5.000%, 07/01/2032 (Callable 07/01/2025)	500,000	517,785
Industrial Development Authority
of the City of Phoenix,
4.000%, 10/01/2047 (Callable 10/01/2026)	115,000	104,894
Maricopa County Department
of Public Health,
5.000%, 07/01/2033 (Callable 07/01/2028)	300,000	328,692
Maricopa County Industrial
Development Authority:
5.000%, 07/01/2028
(Insured by SD CRED PROG)	755,000	796,140
5.000%, 01/01/2040
(Pre-refunded to 01/01/2025)	3,740,000	3,887,117
4.000%, 01/01/2045 (Callable 07/01/2030)	7,000,000	6,753,343
Maricopa County Unified
School District No. 4:
5.000%, 07/01/2024	450,000	458,331
5.000%, 07/01/2026	1,000,000	1,059,385
Salt Verde Financial Corp.,
5.250%, 12/01/2023	200,000	200,695
Total Arizona
(Cost $30,718,439)		30,699,017	1.2%
Arkansas
Arkansas Development Finance Authority:
4.000%, 12/01/2031 (Callable 12/01/2027)	380,000	390,993
4.000%, 12/01/2032 (Callable 12/01/2027)	400,000	411,659
4.000%, 12/01/2035 (Callable 12/01/2027)	445,000	452,898
4.000%, 12/01/2038 (Callable 12/01/2027)	250,000	248,903
4.250%, 07/01/2041 (Callable 07/01/2028)	500,000	445,781
3.490%, 09/01/2044 (Callable 07/03/2023)
(Optional Put Date 07/07/2023)(1)	3,000,000	3,000,000
Arkansas Technical University,
4.000%, 06/01/2028 (Callable 07/31/2023)	1,025,000	1,025,533
Benton Washington Regional
Public Water Authority:
4.000%, 10/01/2033
(Callable 10/01/2029) (Insured by BAM)	250,000	260,458
3.000%, 10/01/2041
(Callable 10/01/2028) (Insured by BAM)	510,000	433,761
Carroll-Boone Water District:
3.000%, 12/01/2028
(Callable 12/01/2025)	780,000	759,790
3.000%, 12/01/2029 (Callable 12/01/2025)	505,000	493,209
3.000%, 12/01/2030 (Callable 12/01/2025)	630,000	618,898
City of Beebe AR,
3.000%, 08/01/2041
(Callable 08/01/2028) (Insured by AGM)	1,500,000	1,260,908
City of Cabot AR,
3.000%, 12/01/2056 (Callable 12/01/2028)	2,000,000	1,460,439
City of Fayetteville AR,
3.050%, 01/01/2047 (Callable 01/01/2027)	560,000	543,064
City of Heber Springs AR,
3.000%, 11/01/2034
(Callable 11/01/2024) (Insured by BAM)	685,000	647,584
City of Magnolia AR,
3.200%, 08/01/2033
(Callable 08/01/2023) (Insured by BAM)	105,000	104,988
City of Maumelle AR:
4.000%, 08/01/2026 (Callable 08/01/2025)	25,000	25,134
4.000%, 08/01/2028 (Callable 08/01/2025)	290,000	291,877
4.000%, 08/01/2029 (Callable 08/01/2025)	700,000	704,760
City of North Little Rock AR:
4.000%, 11/01/2028 (Callable 05/01/2027)	645,000	667,358
4.000%, 11/01/2030 (Callable 05/01/2027)	650,000	673,058
City of Pine Bluff AR,
3.000%, 02/01/2047
(Callable 08/01/2027) (Insured by BAM)	565,000	539,711
City of Rogers AR,
3.250%, 11/01/2043 (Callable 11/01/2026)	120,000	119,798
City of Russellville AR,
4.000%, 07/01/2028
(Callable 07/01/2025) (Insured by AGM)	325,000	331,026
City of Springdale AR,
5.000%, 08/01/2038
(Callable 02/01/2030) (Insured by BAM)(6)	240,000	256,587
City of West Memphis AR,
3.000%, 12/01/2041
(Callable 12/01/2028) (Insured by BAM)	1,750,000	1,441,692
Conway Health Facilities Board,
5.000%, 08/01/2029 (Callable 08/01/2026)	360,000	373,245
Jackson County Special School District,
1.500%, 02/01/2024
(Callable 07/31/2023) (Insured by ST AID)	60,000	59,192
National Park College District,
3.000%, 05/01/2025 (Callable 11/01/2024)	235,000	231,028
Salem Public Water Authority:
5.000%, 01/01/2028 (Insured by BAM)	120,000	128,957
3.000%, 01/01/2030
(Callable 01/01/2028) (Insured by BAM)	340,000	335,922
3.000%, 01/01/2032
(Callable 01/01/2028) (Insured by BAM)	255,000	247,213
Southern Arkansas University:
4.000%, 03/01/2025 (Insured by AGM)	415,000	419,603
4.000%, 03/01/2026
(Callable 03/01/2025) (Insured by AGM)	520,000	524,923
4.000%, 03/01/2026
(Callable 03/01/2025) (Insured by AGM)	270,000	273,121
4.000%, 03/01/2027
(Callable 03/01/2025) (Insured by AGM)	545,000	550,020
4.000%, 03/01/2027
(Callable 03/01/2025) (Insured by AGM)	275,000	278,374

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
University of Central Arkansas:
4.000%, 11/01/2027
(Callable 11/01/2025) (Insured by BAM)	$340,000	$346,219
4.000%, 11/01/2028
(Callable 11/01/2025) (Insured by BAM)	250,000	254,708
Total Arkansas
(Cost $23,618,905)		21,632,392	0.8%
California
Acalanes Union High School District:
0.000%, 08/01/2028(5)	130,000	133,928
0.000%, 08/01/2032(5)	655,000	743,360
0.000%, 08/01/2035
(Callable 08/01/2029)(5)	470,000	516,143
0.000%, 08/01/2039
(Callable 08/01/2029)(5)	350,000	374,730
Alameda Corridor Transportation Authority,
5.000%, 10/01/2037 (Callable 10/01/2026)	500,000	510,258
Alisal Union School District,
4.000%, 05/01/2036
(Callable 05/01/2029) (Insured by BAM)	650,000	665,380
Antelope Valley Community College District:
0.000%, 08/01/2029	650,000	535,914
0.000%, 08/01/2031	1,000,000	765,084
Bakersfield City School District,
5.000%, 11/01/2023 (Insured by BAM)	1,030,000	1,035,843
Bay Area Toll Authority:
3.300%, 04/01/2045
(SIFMA Municipal Swap Index + 1.100%)
(Callable 10/01/2023)
(Mandatory Tender Date 04/01/2024)(2)	1,375,000	1,376,877
3.300%, 04/01/2045
(SIFMA Municipal Swap Index + 1.100%)
(Callable 10/01/2023)
(Mandatory Tender Date 04/01/2024)(2)	3,500,000	3,504,779
Burbank Unified School District,
0.000%, 02/01/2038
(Callable 08/01/2028)(5)	210,000	216,855
California Community Choice
Financing Authority,
5.250%, 01/01/2054 (Callable 10/01/2030)
(Mandatory Tender Date 10/01/2031)(1)	7,325,000	7,662,674
California Housing Finance Agency,
3.750%, 03/25/2035 (Insured by FHLMC)	4,403,536	4,279,566
California Infrastructure &
Economic Development Bank:
2.550%, 08/01/2047
(SIFMA Municipal Swap Index + 0.350%)
(Callable 08/01/2023)
(Mandatory Tender Date 08/01/2024)(2)	360,000	355,897
2.900%, 12/01/2050
(SIFMA Municipal Swap Index + 0.700%)
(Callable 06/01/2025)
(Mandatory Tender Date 06/01/2026)(2)	250,000	243,064
California Municipal Finance Authority:
5.000%, 08/01/2023(3)	400,000	400,046
5.000%, 08/01/2024(3)	400,000	400,646
5.000%, 10/01/2026	300,000	310,221
2.125%, 11/15/2026 (Callable 07/21/2023)	1,640,000	1,548,470
5.000%, 05/15/2031 (Insured by BAM)	470,000	517,643
5.000%, 05/15/2036
(Callable 11/15/2028) (Insured by BAM)	1,000,000	1,061,597
1.300%, 02/01/2039
(Mandatory Tender Date 02/03/2025)(1)(3)	1,500,000	1,442,639
4.000%, 05/15/2039
(Callable 05/15/2031) (Insured by BAM)	175,000	170,846
California Pollution Control
Financing Authority,
5.000%, 07/01/2023(3)	1,085,000	1,085,000
California Public Finance Authority:
2.125%, 11/15/2027
(Callable 07/21/2023)(3)	2,800,000	2,698,273
2.375%, 11/15/2028
(Callable 07/21/2023)(3)	3,385,000	3,241,896
3.125%, 05/15/2029
(Callable 11/15/2023)(3)	2,010,000	1,888,716
California Statewide Communities
Development Authority,
5.000%, 09/01/2026 (Callable 03/01/2024)
(Mandatory Tender Date 09/01/2024)
(Insured by HUD)(1)(3)	5,150,000	5,150,000
Campbell Union School District,
5.800%, 08/01/2035
(Callable 08/01/2026)(5)	785,000	854,327
Carlsbad Unified School District,
6.125%, 08/01/2031(5)	125,000	151,393
Chawanakee Unified School District:
4.000%, 08/01/2026 (Insured by BAM)(5)	110,000	112,830
4.000%, 08/01/2027
(Callable 08/01/2026) (Insured by BAM)(5)	100,000	103,132
4.000%, 08/01/2028
(Callable 08/01/2026) (Insured by BAM)(5)	75,000	77,407
4.000%, 08/01/2029
(Callable 08/01/2026) (Insured by BAM)(5)	80,000	82,585
Citrus Community College District,
5.000%, 08/01/2037
(Pre-refunded to 02/01/2024)(5)	460,000	464,979
City & County of San Francisco CA,
4.000%, 06/15/2039 (Callable 06/15/2028)	1,080,000	1,103,013
City of Palo Alto CA,
5.000%, 11/01/2036 (Callable 11/01/2028)	1,295,000	1,418,832
City of San Mateo CA,
5.250%, 09/01/2040
(Callable 09/01/2032) (Insured by BAM)	1,250,000	1,351,081
City of Tulare CA,
2.750%, 11/15/2044
(Callable 07/31/2023) (Insured by AGM)(1)	290,000	227,825
City of Vernon CA:
5.000%, 04/01/2024	2,000,000	2,014,438
5.000%, 08/01/2024	700,000	706,967
5.000%, 10/01/2025	2,250,000	2,291,507
Colton Joint Unified School District,
5.800%, 08/01/2035 (Pre-refunded to
08/01/2026) (Insured by AGM)(5)	300,000	325,354
Compton Community College District,
0.000%, 08/01/2034	450,000	299,099
Del Mar Union School District,
4.000%, 08/01/2046 (Callable 08/01/2032)	2,500,000	2,500,122
Denair Unified School District,
6.500%, 08/01/2031 (Insured by AGM)(5)	130,000	157,579
Desert Hot Springs Redevelopment
Agency Successor Agency,
5.000%, 09/01/2029
(Callable 09/01/2027) (Insured by BAM)	300,000	324,738
Dublin Financing Authority,
4.000%, 06/01/2038 (Callable 06/01/2029)	390,000	395,809
El Rancho Unified School District,
0.000%, 08/01/2034
(Callable 08/01/2028) (Insured by AGM)(5)	755,000	891,174

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Encinitas Union School District,
6.375%, 08/01/2031(5)	$325,000	$396,053
Enterprise Elementary School District,
6.200%, 08/01/2035
(Callable 08/01/2031)(5)	155,000	190,195
Escondido Union High School District,
6.875%, 08/01/2034 (Insured by AGC)(5)	330,000	451,809
Freddie Mac Multifamily ML Certificates,
4.140%, 01/25/2040(5)	5,496,410	5,108,022
Freddie Mac Multifamily
Variable Rate Certificate,
2.875%, 07/25/2036	7,393,593	6,465,343
Grossmont Union High School District,
0.000%, 08/01/2039
(Callable 02/01/2025) (Insured by AGM)	500,000	225,202
Hueneme Elementary School District,
4.000%, 08/01/2037
(Callable 08/01/2028) (Insured by AGM)	500,000	504,709
Indio Finance Authority,
5.250%, 11/01/2042
(Callable 11/01/2032) (Insured by BAM)	1,000,000	1,115,589
Inglewood Unified School District
School Facilities Financing Authority,
5.250%, 10/15/2026 (Insured by AGM)	2,265,000	2,335,569
Irvine Facilities Financing Authority,
5.250%, 05/01/2043 (Callable 05/01/2026)	4,300,000	4,505,020
Jefferson Elementary School District,
4.500%, 09/01/2049 (Callable 09/01/2032)	1,520,000	1,568,701
King Union School District,
0.000%, 08/01/2028 (Insured by AMBAC)	400,000	335,654
Lake Elsinore Redevelopment
Agency Successor Agency,
5.000%, 09/01/2027
(Callable 09/01/2025) (Insured by BAM)	275,000	286,103
Lathrop-Manteca Fire Protection District,
4.000%, 05/01/2051
(Callable 05/01/2029) (Insured by AGM)	795,000	781,438
Long Beach Bond Finance Authority:
5.250%, 11/15/2023	90,000	90,329
5.000%, 11/15/2029	50,000	52,764
Los Alamitos Unified School District,
0.000%, 08/01/2041
(Callable 08/01/2031)(5)	615,000	598,585
Los Angeles County Development Authority,
3.750%, 12/01/2046 (Callable 02/01/2026)
(Mandatory Tender Date 12/01/2026)
(Insured by HUD)(1)	1,100,000	1,101,925
Los Angeles County Facilities, Inc.,
5.000%, 12/01/2043 (Callable 12/01/2028)	110,000	117,889
Manteca Unified School District,
0.000%, 09/01/2025 (Insured by NATL)	225,000	208,082
Mayers Memorial Hospital District:
0.000%, 08/01/2027	260,000	215,396
0.000%, 08/01/2028	290,000	230,305
Modesto High School District,
0.000%, 08/01/2024 (Insured by NATL)	3,625,000	3,495,073
Mount Diablo Unified School District,
5.750%, 08/01/2035
(Callable 08/01/2025) (Insured by AGM)(5)	340,000	359,273
Mount San Antonio
Community College District,
0.000%, 08/01/2043
(Callable 08/01/2035)(5)	350,000	320,442
Mountain Empire Unified School District,
6.250%, 08/01/2048
(Callable 08/01/2032) (Insured by BAM)	500,000	587,488
Napa Valley Unified School District,
4.000%, 08/01/2035
(Callable 08/01/2026)	3,000,000	3,067,391
Newman-Crows Landing
Unified School District,
0.000%, 08/01/2025	1,850,000	1,717,669
Oak Park Unified School District,
7.100%, 08/01/2038
(Callable 08/01/2031) (Insured by AGM)(5)	110,000	136,530
Ontario Public Financing Authority,
5.000%, 11/01/2047
(Callable 11/01/2032) (Insured by AGM)	1,140,000	1,254,572
Oxnard School District,
5.875%, 08/01/2045
(Callable 08/01/2026) (Insured by BAM)(5)	300,000	313,244
Palomar Community College District,
0.000%, 08/01/2039
(Callable 08/01/2035)(5)	385,000	428,484
Peralta Community College District,
3.500%, 08/01/2033 (Callable 08/01/2025)	1,325,000	1,330,352
Perris Union High School District:
3.000%, 09/01/2036 (Callable 09/01/2029)	635,000	584,416
3.000%, 09/01/2037 (Callable 09/01/2029)	800,000	722,473
3.000%, 09/01/2038 (Callable 09/01/2029)	700,000	621,223
3.000%, 09/01/2039 (Callable 09/01/2029)	775,000	682,985
Pleasanton Unified School District:
5.000%, 06/01/2032
(Callable 06/01/2025) (Insured by AGM)	355,000	370,005
5.375%, 06/01/2047
(Callable 06/01/2025) (Insured by AGM)	600,000	618,484
5.500%, 06/01/2052
(Callable 06/01/2025) (Insured by AGM)	1,000,000	1,031,369
Rialto Unified School District:
0.000%, 08/01/2040
(Callable 02/01/2033) (Insured by BAM)(6)	600,000	275,395
0.000%, 08/01/2041
(Callable 02/01/2033) (Insured by BAM)(6)	630,000	273,139
0.000%, 08/01/2042
(Callable 02/01/2033) (Insured by BAM)(6)	700,000	287,523
Rio Hondo Community College District:
0.000%, 08/01/2042
(Callable 08/01/2034)(5)	230,000	268,966
0.000%, 08/01/2042
(Callable 08/01/2034)(5)	1,200,000	1,424,523
River Islands Public Financing Authority:
4.250%, 09/01/2042
(Callable 09/01/2029) (Insured by AGM)	1,000,000	1,025,371
5.000%, 09/01/2042
(Callable 09/01/2029) (Insured by AGM)	3,250,000	3,581,654
4.500%, 09/01/2047
(Callable 09/01/2029) (Insured by AGM)	1,250,000	1,291,946
Riverside County Redevelopment
Successor Agency,
5.000%, 10/01/2041
(Callable 10/01/2026) (Insured by BAM)(5)	100,000	104,568
Ross Valley School District,
0.000%, 07/01/2026 (Insured by AGM)	575,000	505,020
Sacramento City Unified School District:
5.000%, 07/01/2025 (Callable 07/01/2024)	505,000	512,293
5.500%, 08/01/2047
(Callable 08/01/2030) (Insured by BAM)	2,000,000	2,221,635
San Jacinto Unified School District,
3.000%, 09/01/2028 (Insured by BAM)	310,000	309,198

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
San Mateo Foster City School District,
0.000%, 08/01/2026(5)	$75,000	$80,297
San Mateo Union High School District,
0.000%, 09/01/2041
(Callable 09/01/2036)(5)	5,940,000	5,734,474
Santa Barbara Unified School District,
0.000%, 08/01/2036
(Callable 08/01/2033)(5)	540,000	700,954
Saugus Union School
District Financing Authority:
4.000%, 09/01/2032
(Callable 09/01/2027) (Insured by BAM)	600,000	633,522
4.000%, 09/01/2037
(Callable 09/01/2027) (Insured by BAM)	625,000	632,621
Savanna School District,
0.000%, 08/01/2047
(Callable 08/01/2029) (Insured by AGM)(5)	1,155,000	1,193,823
School District of
Belmont-Redwood Shores CA,
5.900%, 08/01/2031
(Pre-refunded to 08/01/2026)(5)	100,000	109,216
Solano County Community College District:
0.000%, 08/01/2027
(Callable 08/01/2025)(5)	440,000	446,861
0.000%, 08/01/2028
(Callable 08/01/2025)(5)	115,000	116,793
0.000%, 08/01/2030
(Callable 08/01/2025)(5)	695,000	705,836
0.000%, 08/01/2041
(Callable 08/01/2028)(5)	655,000	716,465
South Placer Wastewater Authority,
5.000%, 11/01/2034	500,000	601,483
Southern Kern Unified School District,
0.000%, 11/01/2034 (Insured by AGM)	425,000	279,225
State of California,
5.000%, 08/01/2032 (Callable 08/01/2025)	880,000	916,155
Temecula Valley Unified School District,
4.500%, 08/01/2035 (Pre-refunded to
08/01/2024) (Insured by BAM)(5)	200,000	203,225
Tulare Union High School District,
0.000%, 08/01/2025 (Insured by NATL)	1,745,000	1,622,820
Tuolumne Utilities District,
1.250%, 08/15/2024 (Callable 08/15/2023)	7,520,000	7,227,694
Waterford Unified School District,
4.000%, 08/01/2042
(Callable 08/01/2032) (Insured by BAM)	1,455,000	1,463,161
West Hills Community College District,
5.100%, 08/01/2035
(Callable 08/01/2027) (Insured by AGM)(5)	50,000	53,520
Wiseburn School District,
0.000%, 08/01/2036
(Callable 08/01/2031) (Insured by AGM)(5)	80,000	84,853
Woodlake Union High School District,
0.000%, 08/01/2033 (Insured by AGM)	1,880,000	1,190,828
Yorba Linda Redevelopment
Agency Successor Agency,
0.000%, 09/01/2028 (Insured by NATL)	560,000	463,327
Total California
(Cost $141,994,859)		140,475,075	5.4%
Colorado
Arkansas River Power Authority:
5.000%, 10/01/2026	610,000	619,631
5.875%, 10/01/2026
(ETM) (Insured by XLCA)	4,555,000	4,739,546
Boulder Valley School District No. Re-2,
5.000%, 12/01/2038( Callable
06/01/2025) (Insured by ST AID)	2,000,000	2,050,445
Bromley Park Metropolitan District No. 2,
5.000%, 12/01/2023 (Insured by BAM)	225,000	226,283
Canterberry Crossing Metropolitan District II:
5.000%, 12/01/2030
(Callable 12/01/2028) (Insured by AGM)	235,000	262,328
5.000%, 12/01/2031
(Callable 12/01/2028) (Insured by AGM)	250,000	279,145
5.000%, 12/01/2032
(Callable 12/01/2028) (Insured by AGM)	530,000	591,593
City & County of Denver CO:
5.250%, 11/15/2027	1,000,000	1,070,934
5.500%, 11/15/2027 (Callable 11/15/2023)	1,500,000	1,507,188
5.000%, 12/01/2028	2,000,000	2,142,834
5.500%, 11/15/2029	1,905,000	2,137,105
0.000%, 08/01/2030 (Callable 08/01/2026)	500,000	383,247
0.000%, 08/01/2032 (Callable 08/01/2026)	365,000	255,750
5.500%, 11/15/2038 (Callable 11/15/2032)	1,040,000	1,167,130
City of Commerce City CO:
5.000%, 12/15/2029
(Callable 12/15/2027) (Insured by AGM)	310,000	335,277
5.000%, 12/15/2030
(Callable 12/15/2027) (Insured by AGM)	500,000	539,475
City of Fort Lupton CO:
5.000%, 12/01/2029
(Callable 12/01/2027) (Insured by AGM)	250,000	269,111
5.000%, 12/01/2030
(Callable 12/01/2027) (Insured by AGM)	350,000	375,563
City of Sheridan CO,
5.000%, 12/01/2042 (Callable 12/01/2025)	1,130,000	1,160,000
Colorado Educational &
Cultural Facilities Authority:
5.000%, 10/01/2023 (ETM)	700,000	702,656
4.000%, 12/15/2025(3)	910,000	902,526
4.000%, 04/01/2028	735,000	734,614
5.000%, 06/01/2029 (Callable 06/01/2024)	120,000	121,579
5.000%, 08/15/2030 (Callable 08/15/2024)	1,110,000	1,128,120
2.000%, 09/01/2030
(Callable 09/01/2028) (Insured by BAM)	270,000	245,427
5.000%, 06/01/2031 (Callable 06/01/2024)	40,000	40,503
4.000%, 07/01/2032	45,000	46,760
5.000%, 08/15/2034 (Callable 08/15/2024)	1,000,000	1,015,525
4.000%, 07/01/2042 (Callable 07/01/2032)	500,000	485,257
Colorado Health Facilities Authority:
5.000%, 12/01/2023	140,000	140,213
5.000%, 06/01/2027 (ETM)	750,000	809,388
5.000%, 08/01/2028	5,575,000	5,958,843
2.625%, 05/15/2029 (Callable 07/31/2023)	3,545,000	3,160,051
5.000%, 12/01/2030 (Callable 06/01/2025)	405,000	408,387
5.250%, 11/01/2035 (Callable 11/01/2032)	1,100,000	1,222,152
5.000%, 08/01/2036 (Callable 08/01/2029)	150,000	158,526
5.250%, 11/01/2036 (Callable 11/01/2032)	1,100,000	1,210,588
4.000%, 10/01/2037 (Callable 10/01/2030)	320,000	315,800
4.000%, 12/01/2042 (Callable 07/31/2023)	375,000	364,259
4.000%, 01/15/2045 (Callable 01/15/2026)	120,000	110,281
5.000%, 08/01/2049 (Callable 02/01/2025)
(Mandatory Tender Date 08/01/2025)(1)	2,000,000	2,040,607
2.750%, 05/15/2061
(SIFMA Municipal Swap Index + 0.550%)
(Callable 02/17/2026)
(Mandatory Tender Date 08/17/2026)(2)	10,000,000	9,906,424

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Colorado Housing & Finance Authority:
4.000%, 05/01/2048 (Callable 11/01/2026)
(Insured by GNMA)	$165,000	$163,735
4.250%, 11/01/2049
(Callable 11/01/2028) (Insured by GNMA)	1,465,000	1,461,928
5.250%, 11/01/2052
(Callable 11/01/2031) (Insured by GNMA)	3,980,000	4,123,223
6.000%, 11/01/2052
(Callable 11/01/2031) (Insured by GNMA)	1,000,000	1,082,153
Colorado School of Mines,
3.070%, 12/01/2025
(SIFMA Municipal Swap Index + 0.870%)
(Callable 06/01/2025)(2)	5,000,000	5,000,236
Crystal Valley Metropolitan District No. 2:
4.000%, 12/01/2037
(Callable 12/01/2030) (Insured by AGM)	800,000	820,246
4.000%, 12/01/2038
(Callable 12/01/2030) (Insured by AGM)	1,000,000	1,010,955
4.000%, 12/01/2039
(Callable 12/01/2030) (Insured by AGM)	1,785,000	1,785,363
Denver City & County Housing Authority,
0.600%, 08/01/2024 (Insured by HUD)	400,000	387,165
Denver Health & Hospital Authority:
5.000%, 12/01/2025	400,000	410,064
5.000%, 12/01/2027	340,000	357,124
4.000%, 12/01/2040 (Callable 12/01/2029)	750,000	664,492
5.250%, 12/01/2045 (Callable 12/01/2023)	485,000	486,344
Denver Housing Authority,
5.000%, 07/01/2027(6)	3,750,000	3,899,677
Denver Urban Renewal Authority,
5.000%, 12/01/2025 (Callable 07/31/2023)	200,000	200,145
E-470 Public Highway Authority:
0.000%, 09/01/2029 (Insured by NATL)	2,550,000	2,064,675
0.000%, 09/01/2031 (Insured by NATL)	3,500,000	2,617,418
3.734%, 09/01/2039 (SOFR + 0.350%)
(Callable 06/01/2024)
(Mandatory Tender Date 09/01/2024)(2)	1,000,000	995,804
Fort Collins Housing Authority,
1.250%, 07/01/2024 (Callable 01/01/2024)	2,000,000	1,947,480
Glen Metropolitan District No. 2,
2.000%, 12/01/2030 (Insured by BAM)	245,000	217,793
Grand River Hospital District:
5.250%, 12/01/2030
(Callable 12/01/2028) (Insured by AGM)	350,000	380,913
5.250%, 12/01/2031
(Callable 12/01/2028) (Insured by AGM)	1,190,000	1,291,765
Gunnison County Crested
Butte Fire Protection District:
4.000%, 12/01/2029	790,000	832,680
4.000%, 12/01/2030	820,000	868,270
4.000%, 12/01/2031	855,000	906,424
4.000%, 12/01/2032	890,000	944,935
Mizuho Floater/Residual Trust,
4.510%, 07/01/2034
(Optional Put Date 08/04/2023)(1)(3)	3,746	3,746
Prairie Center Metropolitan District No. 7,
4.125%, 12/15/2036
(Callable 12/15/2025)	275,000	243,036
Regional Transportation District:
5.000%, 01/15/2028	1,500,000	1,593,560
5.000%, 01/15/2031	1,715,000	1,894,204
5.000%, 11/01/2033 (Callable 11/01/2027)	500,000	541,393
State of Colorado,
4.000%, 12/15/2037 (Callable 12/15/2028)	705,000	715,814
Stetson Ridge Metropolitan District No. 3,
2.000%, 12/01/2030 (Insured by AGM)	790,000	711,363
Vauxmont Metropolitan District:
5.000%, 12/15/2028
(Callable 12/15/2024) (Insured by AGM)	125,000	131,841
5.000%, 12/15/2029
(Callable 12/15/2024) (Insured by AGM)	125,000	131,786
5.000%, 12/15/2030
(Callable 12/15/2024) (Insured by AGM)	125,000	131,805
5.000%, 12/15/2031
(Callable 12/15/2024) (Insured by AGM)	135,000	142,309
3.250%, 12/15/2050
(Callable 12/15/2024) (Insured by AGM)	4,775,000	4,092,443
Vista Ridge Metropolitan District:
5.000%, 12/01/2025 (Insured by BAM)	600,000	624,619
5.000%, 12/01/2026 (Insured by BAM)	460,000	488,377
Total Colorado
(Cost $99,666,701)		97,708,374	3.7%
Connecticut
City of Norwalk CT:
5.000%, 08/15/2037 (Callable 08/15/2030)	3,155,000	3,553,440
5.000%, 08/15/2038 (Callable 08/15/2030)	2,770,000	3,102,315
Connecticut Housing Finance Authority:
5.000%, 11/15/2026	395,000	417,051
5.000%, 05/15/2027	440,000	468,233
5.000%, 11/15/2027	445,000	477,878
5.000%, 05/15/2028	210,000	227,070
5.000%, 11/15/2028	225,000	244,814
5.000%, 05/15/2029	230,000	252,353
5.000%, 11/15/2029	125,000	137,579
5.000%, 11/15/2030	160,000	178,252
4.000%, 11/15/2047 (Callable 11/15/2026)	75,000	74,470
4.000%, 05/15/2049 (Callable 11/15/2028)	980,000	973,341
3.500%, 11/15/2051 (Callable 05/15/2031)	3,810,000	3,704,716
Connecticut State Health &
Educational Facilities Authority:
4.000%, 07/01/2038 (Callable 07/01/2032)	1,975,000	1,879,315
2.800%, 07/01/2057
(Mandatory Tender Date 02/03/2026)(1)	5,000,000	4,900,115
East Hartford Housing Authority,
4.250%, 02/01/2027(Callable 08/01/2024)
(Mandatory Tender Date 02/01/2025)
(Insured by HUD)(1)	2,000,000	2,003,947
State of Connecticut:
3.190%, 03/01/2025 (SIFMA Municipal
Swap Index + 0.990%)(2)	375,000	372,765
5.000%, 09/15/2025	1,000,000	1,040,790
5.000%, 06/15/2026	1,000,000	1,056,907
5.000%, 10/01/2027
(Callable 10/01/2023)	685,000	687,720
5.000%, 03/15/2031
(Callable 03/15/2025)	1,000,000	1,029,525
Town of Hamden CT:
5.000%, 08/15/2026 (Insured by AGM)	125,000	130,872
5.000%, 08/15/2028 (Insured by AGM)	365,000	393,533
5.000%, 08/15/2029 (Insured by AGM)	575,000	627,017
5.000%, 08/15/2032 (Insured by BAM)	1,000,000	1,130,169
University of Connecticut,
5.000%, 01/15/2031
(Callable 01/15/2027) (Insured by AGM)	1,000,000	1,069,444
Total Connecticut
(Cost $31,041,622)		30,133,631	1.2%
The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Delaware
Delaware Municipal Electric Corp.:
4.000%, 07/01/2035
(Callable 07/01/2031)	$300,000	$311,943
4.000%, 07/01/2036
(Callable 07/01/2031)	330,000	337,926
Total Delaware
(Cost $733,277)		649,869	0.0%
District of Columbia
District of Columbia,
4.000%, 03/01/2037 (Callable 09/01/2029)	795,000	813,181
District of Columbia
Housing Finance Agency:
0.350%, 04/01/2025 (Mandatory Tender
Date 04/01/2024) (Insured by FNMA)(1)	6,000,000	5,811,735
5.000%, 12/01/2026 (Mandatory Tender
Date 12/01/2025) (Insured by FHA)(1)	5,090,000	5,214,539
0.500%, 03/01/2027
(Callable 04/01/2024) (Mandatory Tender
Date 10/01/2024) (Insured by FHA)(1)	2,675,000	2,542,251
4.000%, 09/01/2040 (Callable 03/01/2025)
(Mandatory Tender Date 09/01/2025)(1)	3,250,000	3,262,920
District of Columbia Water & Sewer Authority,
3.000%, 10/01/2057 (Callable 07/01/2027)
(Mandatory Tender Date 10/01/2027)(1)	7,500,000	7,347,435
Metropolitan Washington Airports Authority:
0.000%, 10/01/2023 (Insured by AGC)	500,000	495,613
0.000%, 10/01/2029 (Insured by AGC)	110,000	88,926
5.000%, 10/01/2033 (Callable 10/01/2025)	250,000	259,705
5.000%, 10/01/2038 (Callable 10/01/2028)	330,000	347,571
6.500%, 10/01/2041 (Pre-refunded to
10/01/2026) (Insured by AGC)(5)	705,000	783,374
6.500%, 10/01/2044
(Callable 10/01/2028)(5)	3,015,000	3,397,139
6.500%, 10/01/2044
(Callable 10/01/2028) (Insured by AGM)(5)	1,670,000	1,936,662
Total District of Columbia
(Cost $32,950,210)		32,301,051	1.2%
Florida
Alachua County Health Facilities Authority,
5.000%, 12/01/2027 (Callable 12/01/2024)	815,000	831,956
Broward County Housing Finance Authority,
3.500%, 04/01/2041
(Callable 10/01/2025) (Mandatory Tender
Date 04/01/2026) (Insured by HUD)(1)	3,000,000	3,008,498
Capital Trust Agency, Inc.:
5.000%, 12/15/2029 (Callable 06/15/2026)	800,000	812,110
4.000%, 06/01/2041 (Callable 06/01/2028)	330,000	310,077
4.000%, 06/01/2056 (Callable 06/01/2028)	485,000	423,292
City of Fort Myers FL:
5.000%, 12/01/2029 (Callable 12/01/2025)	475,000	492,814
4.000%, 12/01/2037 (Callable 12/01/2025)	1,000,000	1,002,895
4.000%, 12/01/2038 (Callable 12/01/2025)	500,000	501,490
City of Jacksonville FL:
4.000%, 11/01/2032 (Callable 11/01/2029)	375,000	378,855
2.200%, 08/01/2036 (Callable 07/03/2023)
(Optional Put Date 07/07/2023)(1)	2,300,000	2,300,000
4.000%, 11/01/2040 (Callable 11/01/2024)	65,000	61,511
City of Orlando FL,
5.000%, 11/01/2034
(Callable 11/01/2027) (Insured by AGM)	775,000	821,364
City of St. Petersburg FL,
5.000%, 10/01/2042 (Callable 10/01/2029)	900,000	970,979
City of Tallahassee FL:
5.000%, 12/01/2023	400,000	401,636
5.000%, 12/01/2024	1,525,000	1,547,504
5.000%, 12/01/2029 (Callable 12/01/2025)	610,000	627,710
5.000%, 12/01/2040 (Callable 06/01/2025)	1,260,000	1,260,229
County of Collier FL:
5.000%, 06/01/2024	255,000	255,912
5.000%, 06/01/2026	1,840,000	1,870,606
County of Miami-Dade FL:
5.000%, 06/01/2027 (Callable 06/01/2025)	2,500,000	2,571,596
5.000%, 10/01/2032 (Callable 10/01/2026)	335,000	352,201
6.875%, 10/01/2034
(Callable 10/01/2029) (Insured by AGC)(5)	255,000	312,536
7.000%, 10/01/2039
(Callable 10/01/2029) (Insured by AGC)(5)	390,000	473,773
County of Osceola FL,
5.000%, 10/01/2031 (Callable 10/01/2029)	550,000	588,786
County of Palm Beach FL:
4.000%, 12/01/2036 (Callable 12/01/2030)	1,165,000	1,199,596
4.000%, 12/01/2037 (Callable 12/01/2030)	1,295,000	1,324,623
County of Sarasota FL,
5.000%, 10/01/2045 (Callable 10/01/2030)	2,000,000	2,166,095
County of Seminole FL,
5.000%, 10/01/2052 (Callable 10/01/2032)	2,500,000	2,692,125
Escambia County Health Facilities Authority,
5.000%, 08/15/2035 (Callable 02/15/2030)	820,000	856,275
Florida Department of Management Services,
5.000%, 11/01/2029	2,000,000	2,256,121
Florida Development Finance Corp.:
4.000%, 06/01/2025(3)	110,000	107,242
4.000%, 06/01/2026(3)	115,000	110,570
5.000%, 04/01/2028	400,000	426,130
5.000%, 04/01/2029	250,000	269,378
6.125%, 07/01/2032 (Callable 04/02/2026)
(Mandatory Tender Date 07/01/2026)(1)(3)	3,000,000	3,018,784
5.250%, 06/15/2034 (Callable 06/15/2032)	1,250,000	1,310,742
5.000%, 06/15/2040 (Callable 06/15/2027)	1,650,000	1,651,863
Florida Gulf Coast University
Financing Corp.,
5.000%, 08/01/2029 (Callable 02/01/2028)	600,000	641,615
Florida Higher Educational
Facilities Financial Authority,
5.000%, 10/01/2023	500,000	500,851
Florida Housing Finance Corp.:
1.000%, 02/01/2025 (Mandatory Tender
Date 08/01/2024) (Insured by FNMA)(1)	4,550,000	4,399,826
5.000%, 12/01/2026 (Mandatory Tender
Date 12/01/2025) (Insured by HUD)(1)	3,000,000	3,078,952
4.200%, 01/01/2045
(Callable 01/01/2028) (Insured by GNMA)	595,000	583,683
4.000%, 07/01/2047
(Callable 07/01/2025) (Insured by GNMA)	80,000	79,747
3.000%, 01/01/2052
(Callable 01/01/2030) (Insured by GNMA)	1,095,000	1,056,667
5.500%, 01/01/2054
(Callable 01/01/2032) (Insured by GNMA)	2,500,000	2,633,529
Florida Municipal Power Agency,
4.000%, 10/01/2030 (Callable 10/01/2027)	500,000	521,052
Florida State Turnpike Authority,
4.500%, 07/01/2041 (Callable 07/01/2023)	500,000	500,000
Greater Orlando Aviation Authority,
5.000%, 10/01/2027	2,665,000	2,821,950
Highlands County Health Facilities Authority,
2.200%, 11/15/2035 (Callable 07/03/2023)
(Optional Put Date 07/07/2023)(1)	7,135,000	7,135,000

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Hillsborough County Aviation Authority,
5.000%, 10/01/2035
(Pre-refunded to 10/01/2024)	$500,000	$511,444
Jacksonville Electric Authority:
5.000%, 10/01/2028 (Callable 10/01/2027)	700,000	762,406
5.000%, 10/01/2032 (Callable 10/01/2027)	700,000	763,071
Lee County Industrial
Development Authority,
3.750%, 10/01/2027 (Callable 10/01/2023)	1,710,000	1,637,976
Miami-Dade County
Educational Facilities Authority:
4.000%, 04/01/2032 (Callable 07/31/2023)	200,000	200,019
4.000%, 04/01/2037 (Callable 07/31/2023)	200,000	194,773
Orange County Health Facilities Authority,
5.000%, 08/01/2028 (Callable 08/01/2024)	2,500,000	2,516,087
Palm Beach County
Health Facilities Authority:
4.000%, 05/15/2024	320,000	313,305
5.000%, 11/01/2032	200,000	213,903
4.000%, 05/15/2035 (Callable 05/15/2025)	175,000	135,892
Palm Beach County Housing Authority,
5.000%, 04/01/2026
(Mandatory Tender Date 04/01/2025)(1)	2,600,000	2,646,735
Pinellas County Housing Finance Authority,
6.000%, 03/01/2054
(Callable 03/01/2032) (Insured by GNMA)	2,325,000	2,501,293
Pinellas County School Board,
5.000%, 07/01/2033 (Callable 07/01/2027)	515,000	554,945
Reedy Creek Improvement District,
4.000%, 06/01/2035 (Callable 06/01/2027)	1,000,000	1,012,358
Sarasota County Public Hospital District,
5.500%, 07/01/2028 (Insured by NATL)	5,000,000	5,325,590
School Board of Miami-Dade County:
5.000%, 02/01/2028 (Callable 02/01/2026)	3,500,000	3,639,421
5.000%, 11/01/2030 (Callable 11/01/2024)	660,000	672,708
School District of Broward County,
5.000%, 07/01/2036 (Callable 07/01/2032)	3,000,000	3,409,592
Seminole County Industrial
Development Authority:
4.000%, 06/15/2028(3)	245,000	235,000
4.000%, 06/15/2029(3)	260,000	247,794
4.000%, 06/15/2030(3)	535,000	505,725
4.000%, 06/15/2036
(Callable 06/15/2031)(3)	315,000	275,906
4.000%, 06/15/2041
(Callable 06/15/2031)(3)	420,000	344,530
Village Community
Development District No. 10,
5.000%, 05/01/2035
(Callable 05/01/2033) (Insured by AGM)	1,125,000	1,287,487
Village Community
Development District No. 13,
2.625%, 05/01/2024	125,000	123,475
Total Florida
(Cost $94,857,149)		93,552,181	3.6%
Georgia
Atlanta Urban Residential Finance Authority,
2.000%, 09/01/2025
(Mandatory Tender Date 09/01/2024)(1)	5,025,000	4,885,837
Bartow County Development Authority:
1.800%, 09/01/2029
(Callable 11/19/2026)(1)	4,810,000	4,037,330
3.950%, 12/01/2032
(Mandatory Tender Date 03/08/2028)(1)	2,750,000	2,743,352
Burke County Development Authority,
2.200%, 10/01/2032
(Callable 11/19/2026)	1,250,000	1,003,737
Carrollton Payroll Development Authority,
5.000%, 07/01/2029	1,175,000	1,302,133
City of Atlanta GA:
5.000%, 01/01/2025 (Callable 07/31/2023)	225,000	225,247
5.000%, 01/01/2028 (Callable 07/31/2023)	1,000,000	1,001,092
City of Kingsland GA,
4.000%, 09/01/2043
(Callable 09/01/2033)(6)	1,000,000	984,956
City of Monroe GA:
4.000%, 12/01/2036
(Callable 12/01/2030) (Insured by AGM)	500,000	507,673
4.000%, 12/01/2037
(Callable 12/01/2030) (Insured by AGM)	750,000	755,034
Clayton County Development Authority,
4.000%, 07/01/2031 (Callable 07/01/2027)	495,000	507,069
Cobb County Kennestone Hospital Authority,
5.000%, 04/01/2042 (Callable 04/01/2027)	450,000	462,192
Development Authority for Fulton County:
5.000%, 09/01/2026	575,000	605,463
5.000%, 09/01/2027	565,000	606,335
5.000%, 09/01/2028	625,000	682,681
5.000%, 09/01/2029	500,000	554,343
5.000%, 10/01/2029	1,710,000	1,887,016
Development Authority of Bulloch County:
5.000%, 07/01/2030	405,000	455,821
5.000%, 07/01/2031 (Callable 07/01/2030)	420,000	471,425
5.000%, 07/01/2032 (Callable 07/01/2030)	445,000	497,781
5.000%, 07/01/2033 (Callable 07/01/2030)	465,000	519,032
4.000%, 07/01/2039 (Callable 07/01/2030)	305,000	304,419
Development Authority of Cobb County,
5.000%, 07/15/2028 (Callable 07/15/2027)	305,000	329,561
Development Authority of Monroe County,
1.500%, 01/01/2039
(Mandatory Tender Date 02/03/2025)(1)	5,240,000	4,950,836
Fayette County Hospital Authority,
5.000%, 07/01/2054 (Callable 01/01/2024)
(Mandatory Tender Date 07/01/2024)(1)	975,000	981,161
Gainesville & Hall County
Development Authority,
2.050%, 11/15/2033 (Callable 07/01/2023)
(Optional Put Date 07/03/2023)
(Insured by AGC)(1)	6,000,000	6,000,000
Gainesville & Hall County
Hospital Authority,
5.000%, 02/15/2029 (Callable 02/15/2027)	485,000	514,639
Georgia Housing & Finance Authority,
3.600%, 12/01/2033 (Callable 06/01/2027)	225,000	221,158
Georgia Local Government,
4.750%, 06/01/2028 (Insured by NATL)	2,231,000	2,297,013
Main Street Natural Gas, Inc.:
4.000%, 11/01/2023(3)	2,055,000	2,052,099
5.000%, 05/15/2026	1,470,000	1,496,612
5.000%, 05/15/2034
(Callable 05/15/2029)	1,530,000	1,569,169
4.237%, 04/01/2048
(1 Month LIBOR USD + 0.750%)(2)	2,270,000	2,269,364
4.317%, 08/01/2048 (1 Month LIBOR
USD + 0.830%) (Callable 09/01/2023)
(Mandatory Tender Date 12/01/2023)(2)	3,625,000	3,622,684
4.000%, 03/01/2050 (Callable 06/01/2026)
(Mandatory Tender Date 09/01/2026)(1)	10,525,000	10,461,679

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Main Street Natural Gas, Inc.: (cont.)
4.000%, 07/01/2052 (Callable 06/01/2027)
(Mandatory Tender Date 09/01/2027)(1)	$6,515,000	$6,493,450
4.000%, 08/01/2052 (Callable 05/01/2027)
(Mandatory Tender Date 11/01/2027)(1)(3)	13,000,000	12,565,075
5.000%, 12/01/2052 (Callable 03/01/2029)
(Mandatory Tender Date 06/01/2029)(1)	1,100,000	1,134,748
Private Colleges & Universities Authority:
5.000%, 06/01/2027	420,000	442,754
5.000%, 06/01/2028	495,000	529,625
5.000%, 06/01/2029	400,000	434,489
4.000%, 06/01/2034 (Callable 06/01/2031)	395,000	404,977
4.000%, 06/01/2035 (Callable 06/01/2031)	500,000	505,772
Valdosta Housing Authority,
1.250%, 02/01/2025
(Mandatory Tender Date 02/01/2024)(1)	5,285,000	5,196,461
Total Georgia
(Cost $93,578,221)		89,473,294	3.4%
Hawaii
State of Hawaii:
5.250%, 08/01/2025 (Callable 08/01/2023)	2,500,000	2,501,887
5.000%, 08/01/2027 (Callable 08/01/2023)	1,000,000	1,000,552
Total Hawaii
(Cost $3,505,008)		3,502,439	0.1%
Idaho
County of Nez Perce ID,
5.500%, 03/01/2042 (Callable 03/01/2032)	680,000	746,279
Idaho Housing & Finance Association,
5.000%, 08/15/2026	1,000,000	1,060,942
Total Idaho
(Cost $1,830,280)		1,807,221	0.1%
Illinois
Adams & Hancock Counties Community
Unit School District No. 4:
4.000%, 12/01/2027
(Callable 12/01/2025) (Insured by BAM)	290,000	296,891
4.000%, 12/01/2029
(Callable 12/01/2025) (Insured by BAM)	310,000	318,622
4.000%, 12/01/2030
(Callable 12/01/2025) (Insured by BAM)	325,000	334,199
4.000%, 12/01/2032
(Callable 12/01/2025) (Insured by BAM)	350,000	357,517
Bourbonnais Township Park District,
4.000%, 12/15/2023 (Insured by BAM)	100,000	100,016
Bureau County Township
High School District No. 502,
4.000%, 12/01/2031(Pre-refunded to
12/01/2027) (Insured by BAM)	1,330,000	1,395,787
Channahon Park District:
4.000%, 12/15/2031
(Callable 12/15/2029) (Insured by BAM)	460,000	480,852
4.000%, 12/15/2034
(Callable 12/15/2029) (Insured by BAM)	510,000	528,903
4.000%, 12/15/2036
(Callable 12/15/2029) (Insured by BAM)	950,000	961,607
4.000%, 12/15/2038
(Callable 12/15/2029) (Insured by BAM)	595,000	594,258
Chicago Board of Education:
5.000%, 12/01/2023 (Insured by AGM)	1,000,000	1,003,768
0.000%, 12/01/2025 (Insured by NATL)	2,280,000	2,066,824
0.000%, 12/01/2025 (Insured by NATL)	500,000	453,251
5.000%, 12/01/2025 (Insured by AGM)	600,000	614,126
5.000%, 12/01/2029
(Callable 12/01/2028) (Insured by AGM)	1,000,000	1,061,344
5.250%, 04/01/2033	1,000,000	1,123,851
5.250%, 04/01/2035 (Callable 04/01/2033)	1,500,000	1,663,372
7.000%, 12/01/2044 (Callable 12/01/2025)	1,375,000	1,443,776
6.500%, 12/01/2046 (Callable 12/01/2026)	1,000,000	1,047,517
Chicago Midway International Airport:
5.000%, 01/01/2024	3,240,000	3,257,501
5.000%, 01/01/2029 (Callable 01/01/2026)	2,000,000	2,052,108
Chicago O’Hare International Airport:
5.000%, 01/01/2026	3,500,000	3,594,569
5.000%, 01/01/2029 (Insured by AGM)	660,000	707,641
5.000%, 01/01/2035 (Callable 01/01/2026)	1,540,000	1,600,322
5.000%, 01/01/2036 (Callable 01/01/2032)	335,000	364,865
Chicago Park District:
5.000%, 01/01/2024	580,000	584,030
5.000%, 01/01/2027 (Callable 01/01/2024)	1,000,000	1,006,443
5.000%, 01/01/2028 (Callable 01/01/2024)	3,735,000	3,759,698
5.250%, 01/01/2043 (Callable 01/01/2033)	1,000,000	1,090,445
5.250%, 01/01/2044 (Callable 01/01/2033)	1,730,000	1,878,440
5.250%, 01/01/2046 (Callable 01/01/2033)	2,500,000	2,714,074
Chicago Transit Authority,
5.250%, 12/01/2049 (Callable 12/01/2024)	6,700,000	6,796,006
City of Chicago Heights IL:
4.000%, 12/01/2028 (Insured by BAM)	200,000	209,703
4.000%, 12/01/2029 (Insured by BAM)	250,000	264,744
4.000%, 12/01/2030
(Callable 12/01/2029) (Insured by BAM)	350,000	370,185
4.000%, 12/01/2031
(Callable 12/01/2029) (Insured by BAM)	365,000	384,534
City of Chicago IL:
5.000%, 01/01/2024	250,000	251,385
4.000%, 09/01/2025 (Mandatory Tender
Date 09/01/2024) (Insured by HUD)(1)	1,750,000	1,752,596
0.000%, 01/01/2027
(ETM) (Insured by NATL)	195,000	174,456
5.000%, 11/01/2027
(Callable 11/01/2024)	265,000	269,856
0.000%, 01/01/2028
(ETM) (Insured by NATL)	2,195,000	1,910,923
5.000%, 11/01/2028
(Callable 11/01/2027) (Insured by AGM)	625,000	661,471
5.000%, 11/01/2029 (Callable 11/01/2026)	1,810,000	1,895,713
5.000%, 01/01/2030
(Callable 01/01/2024) (Insured by AGM)	445,000	449,427
5.500%, 01/01/2030 (Insured by NATL)	765,000	825,979
4.000%, 11/01/2032
(Callable 11/01/2024) (Insured by BAM)	200,000	202,173
5.000%, 11/01/2033
(Callable 11/01/2027) (Insured by AGM)	525,000	559,314
5.000%, 01/01/2034 (Callable 01/01/2024)	1,000,000	1,003,536
5.000%, 11/01/2036
(Callable 05/01/2032) (Insured by AGM)	1,000,000	1,108,188
5.000%, 11/01/2036
(Callable 11/01/2027) (Insured by AGM)	260,000	268,028
5.000%, 01/01/2039
(Callable 01/01/2024) (Insured by AGM)	3,220,000	3,227,258
5.000%, 01/01/2039 (Callable 01/01/2024)	4,205,000	4,218,314
5.250%, 01/01/2042
(Callable 07/01/2032) (Insured by AGM)	2,420,000	2,658,512
5.250%, 01/01/2043
(Callable 07/01/2032) (Insured by AGM)	6,490,000	7,123,008
5.000%, 01/01/2044
(Callable 01/01/2024) (Insured by BAM)	1,000,000	1,002,827

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
City of Decatur IL:
4.250%, 03/01/2030 (Callable 03/01/2024)
(Insured by BAM)	$250,000	$252,086
5.000%, 03/01/2034
(Callable 03/01/2026) (Insured by BAM)	905,000	944,297
City of Springfield IL,
5.000%, 03/01/2029 (Callable 03/01/2025)	4,500,000	4,597,817
Clinton, Bond, Fayette, Etc. Counties
Community College District No. 501,
5.000%, 12/01/2028 (Insured by AGM)	500,000	550,955
Community Unit School District No. 427,
0.000%, 01/01/2026 (Insured by AGM)	1,340,000	1,221,621
Cook County Community
Consolidated School District No. 65,
0.000%, 12/01/2023	200,000	197,007
Cook County Community
High School District No. 217,
4.500%, 12/01/2039 (Callable 12/01/2031)	1,495,000	1,543,818
Cook County School District No. 111,
4.000%, 12/01/2025 (Insured by AGM)	1,000,000	1,019,776
Cook County School District No. 130:
5.000%, 12/01/2027
(Callable 12/01/2025) (Insured by AGM)	1,210,000	1,259,363
5.000%, 12/01/2028
(Callable 12/01/2025) (Insured by AGM)	1,000,000	1,041,738
Cook County School District No. 135,
5.000%, 12/01/2024	930,000	950,636
Cook County School District No. 163:
6.000%, 12/15/2025 (Insured by BAM)	430,000	458,011
6.000%, 12/15/2027 (Insured by BAM)	1,150,000	1,291,766
Cook County School District No. 83,
5.625%, 06/01/2033	815,000	953,725
Cook County School District No. 99:
4.000%, 12/01/2029 (Insured by BAM)	2,425,000	2,513,517
4.000%, 12/01/2030 (Insured by BAM)	250,000	260,020
County of Cook IL:
5.000%, 11/15/2033 (Callable 11/15/2030)	1,500,000	1,673,333
4.000%, 11/15/2038 (Callable 11/15/2027)	1,675,000	1,672,108
5.000%, 11/15/2041 (Callable 11/15/2032)	1,890,000	2,018,897
County of Sangamon IL:
3.000%, 12/15/2038
(Callable 12/15/2029) (Insured by BAM)	825,000	709,664
3.000%, 12/15/2039
(Callable 12/15/2029) (Insured by BAM)	700,000	589,881
3.000%, 12/15/2041
(Callable 12/15/2029) (Insured by BAM)	600,000	490,795
Crawford Hospital District,
4.000%, 01/01/2031
(Callable 01/01/2029) (Insured by AGM)	345,000	354,515
DuPage County High School District No. 87,
5.000%, 01/01/2029 (Callable 01/01/2025)	315,000	322,750
DuPage County School District No. 60,
4.000%, 12/30/2036 (Callable 12/30/2027)	1,000,000	1,008,564
Eastern Illinois Economic
Development Authority,
5.000%, 11/01/2033 (Callable 11/01/2028)	1,000,000	981,759
Exceptional Children Have Opportunities:
4.000%, 12/01/2034
(Callable 12/01/2029)	765,000	784,589
4.000%, 12/01/2035
(Callable 12/01/2029)	645,000	661,191
Ford, Champaign Counties Community
Unit School District No. 10,
5.000%, 12/01/2027
(Callable 12/01/2026) (Insured by AGM)	600,000	636,814
Hampshire Special Service Area No. 13:
3.250%, 03/01/2032
(Callable 03/01/2027) (Insured by BAM)	165,000	157,128
3.300%, 03/01/2033
(Callable 03/01/2027) (Insured by BAM)	175,000	166,251
3.350%, 03/01/2034
(Callable 03/01/2027) (Insured by BAM)	185,000	176,299
3.400%, 03/01/2035
(Callable 03/01/2027) (Insured by BAM)	195,000	184,160
3.450%, 03/01/2036
(Callable 03/01/2027) (Insured by BAM)	205,000	191,624
3.500%, 03/01/2037
(Callable 03/01/2027) (Insured by BAM)	100,000	92,353
Henry & Whiteside Counties Community
Unit School District No. 228,
5.000%, 08/15/2031
(Callable 08/15/2025) (Insured by AGM)	270,000	279,368
Hoffman Estates Park District,
5.000%, 12/01/2040
(Callable 12/01/2030) (Insured by BAM)	5,000,000	5,374,845
Huntley Area Public Library District,
5.000%, 02/01/2037
(Callable 02/01/2029)	500,000	544,219
Illinois Development Finance Authority:
0.000%, 07/15/2025 (ETM)	2,000,000	1,864,085
2.450%, 11/15/2039
(Mandatory Tender Date 03/03/2026)(1)	1,125,000	1,094,191
Illinois Educational Facilities Authority,
4.000%, 11/01/2036 (Callable 07/31/2023)	1,065,000	1,067,917
Illinois Finance Authority:
5.000%, 10/01/2023	105,000	104,978
5.000%, 07/01/2024	2,870,000	2,908,836
5.000%, 11/01/2024	1,100,000	1,108,977
5.000%, 07/01/2025	3,140,000	3,224,794
5.000%, 05/15/2029 (Callable 05/15/2026)	375,000	390,180
5.000%, 10/01/2030 (Callable 10/01/2026)	140,000	147,576
5.000%, 02/15/2031 (Callable 08/15/2027)	500,000	508,326
5.000%, 11/15/2031 (Callable 11/15/2025)	1,000,000	1,031,868
4.000%, 12/15/2032 (Callable 12/15/2029)	625,000	649,219
4.500%, 08/01/2033(3)	1,275,000	1,263,760
4.000%, 05/15/2034 (Callable 05/15/2026)	300,000	301,300
4.735%, 11/01/2034 (SOFR + 1.200%)
(Callable 03/01/2025)
(Mandatory Tender Date 09/01/2025)(2)	7,890,000	7,884,019
5.000%, 02/15/2036 (Callable 02/15/2027)	1,405,000	1,473,451
5.250%, 08/01/2038
(Callable 08/01/2033)(3)	1,295,000	1,308,067
5.000%, 11/15/2039 (Callable 05/15/2025)	5,600,000	5,660,485
4.000%, 12/01/2040 (Callable 12/01/2027)	270,000	268,287
4.000%, 09/01/2041 (Callable 09/01/2026)	240,000	223,052
5.000%, 10/01/2041 (Callable 10/01/2026)	1,400,000	1,441,014
4.000%, 12/01/2042 (Callable 12/01/2027)	275,000	273,846
6.000%, 07/01/2043 (Callable 07/01/2023)	1,000,000	1,000,000
Illinois Housing Development Authority:
2.375%, 04/01/2025 (Mandatory Tender
Date 04/01/2024) (Insured by HUD)(1)	3,535,000	3,500,558
4.000%, 09/01/2025 (Mandatory Tender
Date 09/01/2024) (Insured by HUD)(1)	1,000,000	1,000,810
4.000%, 06/01/2026 (Mandatory Tender
Date 06/01/2025) (Insured by FHA)(1)	2,800,000	2,803,664
3.100%, 02/01/2035 (Callable 02/01/2026)	580,000	555,531
4.000%, 03/01/2043 (Callable 08/01/2024)
(Mandatory Tender Date 12/01/2024)(1)	2,800,000	2,796,201
2.450%, 06/01/2043
(Callable 07/31/2023) (Insured by GNMA)	303,997	247,864

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Illinois Housing Development Authority: (cont.)
4.000%, 07/01/2043
(Callable 01/01/2025) (Mandatory Tender
Date 07/01/2025) (Insured by HUD)(1)	$2,500,000	$2,502,104
4.000%, 10/01/2048
(Callable 04/01/2027) (Insured by GNMA)	4,170,000	4,137,204
2.830%, 05/15/2050
(SIFMA Municipal Swap Index + 1.000%)
(Callable 11/15/2024)
(Mandatory Tender Date 05/15/2025)(2)	425,000	425,654
6.250%, 10/01/2052
(Callable 04/01/2032) (Insured by GNMA)	7,245,000	7,861,136
Illinois Sports Facilities Authority:
5.000%, 06/15/2028	1,900,000	1,950,522
5.000%, 06/15/2029	1,750,000	1,799,250
5.000%, 06/15/2029 (Insured by BAM)	3,780,000	3,985,441
5.000%, 06/15/2032 (Callable 06/15/2031)	480,000	486,809
Illinois State Toll Highway Authority:
5.000%, 12/01/2032 (Callable 01/01/2026)	645,000	671,211
5.000%, 01/01/2036 (Callable 01/01/2025)	2,100,000	2,146,122
5.000%, 01/01/2038 (Callable 01/01/2025)	2,750,000	2,803,466
5.000%, 01/01/2045 (Callable 01/01/2031)	1,895,000	2,021,416
Illinois State University,
5.000%, 04/01/2031
(Callable 04/01/2028) (Insured by AGM)	500,000	541,248
Jo Daviess County Community
Unit School District No. 119:
4.000%, 12/01/2034
(Callable 12/01/2028) (Insured by AGM)	345,000	359,534
4.000%, 12/01/2034
(Callable 12/01/2028) (Insured by AGM)	280,000	291,796
4.000%, 12/01/2037
(Callable 12/01/2028) (Insured by AGM)	380,000	387,689
4.000%, 12/01/2037
(Callable 12/01/2028) (Insured by AGM)	310,000	317,653
4.000%, 12/01/2039
(Callable 12/01/2028) (Insured by AGM)	285,000	287,251
4.000%, 12/01/2039
(Callable 12/01/2028) (Insured by AGM)	230,000	232,713
Joliet Park District:
4.000%, 02/01/2030
(Callable 02/01/2024) (Insured by BAM)	250,000	251,484
4.000%, 02/01/2033
(Callable 07/31/2023) (Insured by AGM)	315,000	315,200
Kane & DeKalb Counties Community
Unit School District No. 301:
0.000%, 12/01/2023 (Insured by NATL)	1,835,000	1,805,084
0.000%, 12/01/2025	1,625,000	1,475,498
5.000%, 01/01/2031 (Callable 01/01/2027)	565,000	604,600
Kankakee County School District No. 111,
4.000%, 01/01/2025 (Insured by BAM)	480,000	484,822
Kendall Kane & Will Counties Community
Unit School District No. 308,
4.750%, 10/01/2031 (Callable 10/01/2023)	1,000,000	1,001,405
Knox & Warren Counties Community
Unit School District No. 205:
4.000%, 01/01/2034
(Callable 01/01/2028) (Insured by BAM)	855,000	876,903
4.000%, 01/01/2036
(Callable 01/01/2028) (Insured by BAM)	920,000	932,706
Lake County Community
Unit School District No. 187,
4.000%, 01/01/2035
(Callable 01/01/2027) (Insured by BAM)	1,190,000	1,213,047
Lake County Consolidated
High School District No. 120:
5.500%, 12/01/2037
(Callable 12/01/2032)	750,000	854,191
5.500%, 12/01/2038 (Callable 12/01/2032)	840,000	950,154
5.500%, 12/01/2040 (Callable 12/01/2032)	1,510,000	1,686,381
5.500%, 12/01/2041 (Callable 12/01/2032)	890,000	990,500
Lake County School District No. 33:
0.000%, 12/01/2026 (Insured by XLCA)	525,000	459,106
0.000%, 12/01/2028 (Insured by XLCA)	335,000	272,074
Lake County Township
High School District No. 113,
4.000%, 01/01/2032 (Callable 01/01/2029)	4,130,000	4,290,747
Macon & De Witt Counties Community
Unit School District No. 2:
4.000%, 12/01/2036
(Callable 12/01/2030) (Insured by AGM)	835,000	846,837
4.000%, 12/01/2037
(Callable 12/01/2030) (Insured by AGM)	400,000	400,713
4.000%, 12/01/2044
(Callable 12/01/2030) (Insured by AGM)	2,650,000	2,627,225
Macon County School District No. 61:
4.000%, 12/01/2034
(Callable 12/01/2028) (Insured by AGM)	150,000	154,937
4.000%, 12/01/2037
(Callable 12/01/2028) (Insured by AGM)	200,000	200,269
5.000%, 12/01/2037
(Callable 12/01/2028) (Insured by AGM)	1,500,000	1,585,332
4.000%, 01/01/2045
(Callable 01/01/2027) (Insured by AGM)	3,000,000	2,977,716
Madison & Jersey Counties
Unit School District No. 11,
5.000%, 03/01/2028
(Callable 03/01/2027) (Insured by BAM)	1,185,000	1,262,288
Madison County Community
Unit School District No. 8:
4.000%, 12/01/2038
(Callable 12/01/2028) (Insured by BAM)	1,140,000	1,128,603
4.000%, 12/01/2039
(Callable 12/01/2028) (Insured by BAM)	1,000,000	989,583
Madison, Bond, Etc. Counties Community
Unit School District No. 5:
5.500%, 02/01/2036
(Callable 02/01/2030) (Insured by AGM)	975,000	1,099,309
5.500%, 02/01/2037
(Callable 02/01/2030) (Insured by AGM)	380,000	424,232
5.500%, 02/01/2041
(Callable 02/01/2030) (Insured by AGM)	1,720,000	1,885,017
5.500%, 02/01/2042
(Callable 02/01/2030) (Insured by AGM)	550,000	601,990
Metropolitan Pier & Exposition Authority:
5.500%, 12/15/2023 (Insured by NATL)	35,000	35,227
0.000%, 06/15/2029 (Insured by NATL)	1,400,000	1,118,365
0.000%, 12/15/2034 (Insured by NATL)	9,555,000	6,024,528
Northern Illinois Municipal Power Agency,
4.000%, 12/01/2031
(Callable 12/01/2026)	1,000,000	987,415
Northern Illinois University:
5.000%, 04/01/2025 (Insured by BAM)	1,250,000	1,277,330
5.000%, 10/01/2029 (Insured by BAM)	300,000	323,126
4.000%, 10/01/2033
(Callable 04/01/2031) (Insured by BAM)	1,000,000	1,010,746
4.000%, 10/01/2034
(Callable 04/01/2031) (Insured by BAM)	1,435,000	1,446,835
The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Northern Illinois University: (cont.)
4.000%, 10/01/2035
(Callable 04/01/2031) (Insured by BAM)	$1,000,000	$996,940
4.000%, 10/01/2038
(Callable 04/01/2031) (Insured by BAM)	1,000,000	963,819
4.000%, 10/01/2039
(Callable 04/01/2031) (Insured by BAM)	1,700,000	1,608,739
4.000%, 10/01/2040
(Callable 04/01/2031) (Insured by BAM)	400,000	374,482
4.000%, 10/01/2041
(Callable 04/01/2031) (Insured by BAM)	425,000	394,326
4.000%, 10/01/2043
(Callable 04/01/2031) (Insured by BAM)	625,000	573,399
Ogle & Winnebago Counties Community
Unit School District No. 223,
5.000%, 12/01/2023 (Insured by BAM)	415,000	417,283
Peoria City School District No. 150,
5.000%, 01/01/2026 (Insured by BAM)	330,000	344,335
Regional Transportation Authority,
5.750%, 06/01/2029 (Insured by AGM)	5,000,000	5,697,198
Richland County Community
Unit School District No. 1,
5.000%, 12/01/2030 (Pre-refunded to
12/01/2024) (Insured by AGM)	155,000	158,934
Rock Island County School District No. 41:
5.500%, 12/01/2038
(Callable 12/01/2031) (Insured by AGM)	1,405,000	1,580,145
5.500%, 12/01/2039
(Callable 12/01/2031) (Insured by AGM)	1,645,000	1,841,254
5.500%, 12/01/2040
(Callable 12/01/2031) (Insured by AGM)	1,665,000	1,855,907
Sangamon & Christian Counties Community
Unit School District No. 3A,
5.500%, 02/01/2040
(Callable 02/01/2032) (Insured by BAM)	500,000	553,682
Sangamon & Morgan Counties Community
Unit School District No. 16,
5.500%, 12/01/2042
(Callable 12/01/2030) (Insured by AGM)	895,000	978,637
Sangamon County School District No. 186,
4.000%, 02/01/2035
(Callable 02/01/2032) (Insured by AGM)	1,500,000	1,561,309
Southwestern Illinois Development Authority:
0.000%, 12/01/2023 (Insured by AGM)	100,000	98,432
5.500%, 12/01/2040
(Callable 12/01/2031) (Insured by BAM)	2,305,000	2,581,569
4.125%, 12/01/2041
(Callable 12/01/2031) (Insured by BAM)	1,610,000	1,592,692
St. Clair County Community
Unit School District No. 187,
4.000%, 01/01/2028
(ETM) (Insured by AGM)	70,000	73,546
St. Clair County High School
District No. 201:
4.000%, 02/01/2029
(Callable 02/01/2028) (Insured by BAM)	1,375,000	1,433,605
4.000%, 02/01/2030
(Callable 02/01/2028) (Insured by BAM)	1,335,000	1,392,736
4.000%, 02/01/2031
(Callable 02/01/2028) (Insured by BAM)	1,475,000	1,536,097
State of Illinois:
5.000%, 04/01/2024
(Callable 08/08/2023)	3,350,000	3,355,058
5.000%, 05/01/2024	285,000	288,116
5.000%, 03/01/2025	7,000,000	7,157,800
5.000%, 10/01/2025	5,000,000	5,155,567
5.000%, 11/01/2026	3,000,000	3,147,277
5.000%, 01/01/2029 (Callable 01/01/2026)	5,000	5,177
5.500%, 07/01/2033 (Callable 07/10/2023)	410,000	410,121
4.000%, 06/15/2038
(Callable 06/15/2028) (Insured by BAM)	2,500,000	2,476,022
Tazewell County School District No. 51,
9.000%, 12/01/2026 (Insured by NATL)	1,060,000	1,263,357
Town of Cicero IL:
4.000%, 01/01/2028 (Insured by BAM)	1,265,000	1,285,719
4.000%, 01/01/2029 (Insured by BAM)	815,000	827,394
University of Illinois,
5.000%, 04/01/2044 (Callable 04/01/2024)	685,000	686,474
Upper Illinois River Valley
Development Authority:
5.000%, 12/01/2023	770,000	772,716
5.000%, 12/01/2024	585,000	592,433
4.000%, 01/01/2031
(Callable 01/01/2027)(3)	245,000	231,315
5.000%, 01/01/2045
(Callable 01/01/2027)(3)	615,000	567,047
Village of Bartlett IL,
3.000%, 12/01/2033 (Callable 12/01/2028)	450,000	445,012
Village of Buffalo Grove IL,
4.000%, 12/30/2042 (Callable 12/30/2032)	1,170,000	1,154,803
Village of Cary IL,
4.000%, 12/15/2038 (Callable 12/15/2029)	750,000	749,064
Village of Crestwood IL,
5.000%, 12/15/2031
(Callable 12/15/2023) (Insured by BAM)	605,000	607,867
Village of Franklin Park IL,
4.000%, 07/01/2029
(Callable 07/01/2025) (Insured by AGM)	450,000	455,911
Village of Hillside IL,
5.000%, 01/01/2030 (Callable 01/01/2027)	2,690,000	2,685,414
Village of Matteson IL:
4.000%, 12/01/2028 (Insured by BAM)	300,000	311,273
4.000%, 12/01/2030 (Insured by BAM)	300,000	315,411
Village of McCook IL,
5.000%, 12/01/2027
(Callable 12/01/2026) (Insured by AGM)	1,865,000	1,946,810
Village of Minooka IL,
2.540%, 12/01/2034
(Callable 12/01/2029) (Insured by AGM)	220,000	187,171
Village of North Aurora IL,
3.000%, 01/01/2024	370,000	368,647
Village of River Grove IL:
4.000%, 12/15/2027
(Callable 12/15/2026) (Insured by BAM)	135,000	137,280
4.000%, 12/15/2028
(Callable 12/15/2026) (Insured by BAM)	205,000	208,870
4.000%, 12/15/2035
(Callable 12/15/2030) (Insured by BAM)	250,000	256,347
4.000%, 12/15/2038
(Callable 12/15/2030) (Insured by BAM)	795,000	801,296
Village of Romeoville IL:
5.000%, 10/01/2035 (Callable 04/01/2025)	1,445,000	1,452,739
5.000%, 10/01/2042 (Callable 04/01/2025)	100,000	97,728
Village of Rosemont IL,
5.000%, 12/01/2046
(Callable 12/01/2026) (Insured by AGM)	130,000	134,568

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Village of Stone Park IL:
4.750%, 02/01/2029 (Callable 07/31/2023)
(Insured by BAM)	$230,000	$230,276
4.750%, 02/01/2031
(Callable 07/31/2023) (Insured by BAM)	310,000	310,386
4.750%, 02/01/2032
(Callable 07/31/2023) (Insured by BAM)	275,000	275,324
4.750%, 02/01/2033
(Callable 07/31/2023) (Insured by BAM)	190,000	190,222
5.000%, 02/01/2035
(Callable 02/01/2029) (Insured by BAM)	300,000	328,203
5.000%, 02/01/2036
(Callable 02/01/2029) (Insured by BAM)	225,000	244,629
4.000%, 02/01/2038
(Callable 02/01/2029) (Insured by BAM)	150,000	147,938
Whiteside & Lee Counties Community
Unit School District No. 5:
4.000%, 12/01/2028 (Insured by AGM)	535,000	560,956
4.000%, 12/01/2031
(Callable 12/01/2029) (Insured by AGM)	630,000	664,092
4.000%, 12/01/2032
(Callable 12/01/2029) (Insured by AGM)	500,000	525,911
4.000%, 12/01/2033
(Callable 12/01/2029) (Insured by AGM)	685,000	717,938
Will County Community
High School District No. 210:
0.000%, 01/01/2026 (Insured by AGM)	265,000	240,647
0.000%, 01/01/2027 (Insured by BAM)	1,120,000	981,266
0.000%, 01/01/2027 (Insured by AGM)	115,000	100,755
0.000%, 01/01/2028 (Insured by BAM)	1,140,000	963,972
0.000%, 01/01/2028 (Insured by AGM)	180,000	152,206
0.000%, 01/01/2028	60,000	50,290
0.000%, 01/01/2029	145,000	116,976
0.000%, 01/01/2032	110,000	78,197
0.000%, 01/01/2033 (Insured by BAM)	825,000	570,395
4.000%, 01/01/2034
(Callable 01/01/2029) (Insured by AGM)	410,000	418,319
Will County Community
Unit School District No. 201-U:
4.000%, 01/01/2033
(Callable 01/01/2028) (Insured by AGM)	745,000	773,601
4.000%, 01/01/2034
(Callable 01/01/2028) (Insured by AGM)	785,000	809,403
4.000%, 01/01/2035
(Callable 01/01/2028) (Insured by AGM)	480,000	491,251
Winnebago & Boone Counties Community
High School District No. 207,
4.000%, 02/01/2036
(Callable 02/01/2027) (Insured by BAM)	1,000,000	1,007,465
Total Illinois
(Cost $324,072,057)		320,452,101	12.2%
Indiana
Ball State University,
5.000%, 07/01/2035 (Callable 07/01/2028)	500,000	540,728
Bloomington Redevelopment District:
5.000%, 02/01/2025	325,000	331,998
5.000%, 08/01/2025	335,000	346,245
5.250%, 08/01/2036 (Callable 08/01/2029)	3,450,000	3,760,313
City of Jeffersonville IN,
5.000%, 01/01/2030
(Callable 01/01/2028) (Insured by BAM)	325,000	357,062
City of Kendallville IN,
3.500%, 11/01/2024 (Mandatory Tender
Date 11/01/2023) (Insured by HUD)(1)	5,000,000	4,989,049
City of Rockport IN:
3.050%, 06/01/2025	1,475,000	1,451,719
3.125%, 07/01/2025	2,750,000	2,688,973
Evansville Waterworks District:
5.000%, 07/01/2042
(Callable 01/01/2032) (Insured by BAM)	900,000	976,553
5.000%, 07/01/2047
(Callable 01/01/2032) (Insured by BAM)	2,150,000	2,301,223
4.250%, 01/01/2049
(Callable 01/01/2032) (Insured by BAM)	750,000	758,234
Fishers Town Hall Building Corp.:
5.500%, 07/15/2038 (Callable 07/15/2032)	1,000,000	1,148,134
5.500%, 01/15/2042 (Callable 07/15/2032)	970,000	1,099,184
Greater Clark Building Corp.:
6.000%, 07/15/2034
(Callable 07/15/2032) (Insured by ST AID)	1,120,000	1,373,211
6.000%, 07/15/2036
(Callable 07/15/2033) (Insured by ST AID)	500,000	616,266
6.000%, 07/15/2038
(Callable 07/15/2033) (Insured by ST AID)	250,000	302,560
6.000%, 07/15/2039
(Callable 07/15/2033) (Insured by ST AID)	500,000	600,429
6.000%, 07/15/2040
(Callable 07/15/2033) (Insured by ST AID)	500,000	596,197
6.000%, 07/15/2041
(Callable 07/15/2033) (Insured by ST AID)	1,000,000	1,188,064
6.000%, 01/15/2042
(Callable 07/15/2032) (Insured by ST AID)	1,000,000	1,195,722
Hammond Local Public
Improvement Bond Bank:
4.500%, 07/15/2037 (Callable 07/15/2030)	455,000	439,499
5.000%, 01/15/2043 (Callable 07/15/2030)	2,315,000	2,316,285
Hammond Multi-School Building Corp.:
4.500%, 07/15/2026
(Callable 01/15/2024) (Insured by ST AID)	625,000	629,783
5.000%, 07/15/2034
(Callable 01/15/2028) (Insured by ST AID)	2,000,000	2,124,722
5.000%, 07/15/2038
(Callable 01/15/2028) (Insured by ST AID)	3,105,000	3,239,421
Hammond Sanitary District:
5.000%, 07/15/2026 (Insured by BAM)	610,000	643,683
5.000%, 01/15/2028
(Callable 07/15/2027) (Insured by BAM)	315,000	341,243
Indiana Finance Authority:
5.000%, 10/01/2023	180,000	180,242
3.500%, 03/01/2024	8,000,000	7,984,998
5.000%, 07/01/2027	1,445,000	1,499,824
5.000%, 09/01/2027	1,595,000	1,621,283
5.000%, 10/01/2027	245,000	253,563
5.000%, 07/01/2028	1,515,000	1,587,727
5.000%, 09/01/2028	1,675,000	1,707,574
5.000%, 10/01/2028 (Callable 10/01/2027)	1,000,000	1,037,150
5.000%, 10/01/2029	220,000	231,308
5.250%, 02/01/2030 (Callable 08/01/2025)	525,000	545,658
2.500%, 11/01/2030	2,825,000	2,470,106
4.250%, 11/01/2030	3,000,000	2,983,998
5.000%, 10/01/2031	250,000	265,828
5.000%, 10/01/2033 (Callable 10/01/2031)	230,000	243,387
7.000%, 11/15/2043 (Callable 11/15/2023)	2,750,000	2,777,660
4.000%, 10/01/2052 (Callable 04/01/2032)	2,500,000	2,399,984
Indiana Housing & Community
Development Authority:
2.000%, 04/01/2025
(Mandatory Tender Date 04/01/2024)(1)	3,250,000	3,207,224
5.000%, 07/01/2053
(Callable 01/01/2032) (Insured by GNMA)	2,080,000	2,149,207

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Indiana Municipal Power Agency,
5.000%, 01/01/2032
(Callable 01/01/2025)	$1,000,000	$1,019,929
Indianapolis Board of School Commissioners:
5.000%, 01/15/2024 (Insured by ST AID)	325,000	327,698
5.000%, 01/15/2025 (Insured by ST AID)	515,000	527,933
5.000%, 01/15/2026 (Insured by ST AID)	875,000	917,390
Indianapolis Local Public
Improvement Bond Bank:
5.000%, 01/01/2033
(Pre-refunded to 01/01/2025)	500,000	514,212
5.000%, 02/01/2049 (Callable 02/01/2029)	1,000,000	1,051,185
5.000%, 02/01/2054 (Callable 02/01/2029)	1,885,000	1,970,606
IPS Multi-School Building Corp.,
5.000%, 07/15/2026
(Callable 01/15/2025) (Insured by ST AID)	925,000	947,673
Kankakee Valley Middle
School Building Corp.,
5.000%, 01/15/2029 (Insured by ST AID)	1,000,000	1,107,672
Merrillville Multi School Building Corp.:
5.000%, 01/15/2024 (Insured by ST AID)	500,000	504,412
5.000%, 07/15/2024 (Insured by ST AID)	450,000	457,976
5.000%, 01/15/2025 (Insured by ST AID)	820,000	841,826
5.000%, 07/15/2025 (Insured by ST AID)	500,000	517,477
Mount Vernon of Hancock County
Multi-School Building Corp.:
5.500%, 07/15/2032
(Callable 07/15/2031) (Insured by ST AID)	700,000	821,297
5.500%, 07/15/2034
(Callable 07/15/2031) (Insured by ST AID)	200,000	234,059
5.500%, 07/15/2035
(Callable 07/15/2031) (Insured by ST AID)	400,000	464,840
5.500%, 07/15/2036
(Callable 07/15/2031) (Insured by ST AID)	750,000	863,680
5.500%, 07/15/2038
(Callable 07/15/2031) (Insured by ST AID)	840,000	953,777
5.500%, 07/15/2039
(Callable 07/15/2031) (Insured by ST AID)	1,655,000	1,871,758
5.500%, 07/15/2040
(Callable 07/15/2031) (Insured by ST AID)	750,000	844,830
5.500%, 01/15/2042
(Callable 07/15/2031) (Insured by ST AID)	1,000,000	1,123,475
Northwestern School Building Corp.:
6.000%, 07/15/2038
(Callable 07/15/2031) (Insured by ST AID)	1,000,000	1,167,831
6.000%, 07/15/2041
(Callable 07/15/2031) (Insured by ST AID)	900,000	1,034,930
Plainfield Redevelopment Authority:
3.000%, 08/01/2024 (Insured by ST AID)	360,000	355,805
5.000%, 02/01/2027 (Insured by ST AID)	500,000	522,474
South Montgomery
Community School Corp.:
5.000%, 01/15/2024 (Insured by ST AID)	475,000	477,456
5.000%, 07/15/2024 (Insured by ST AID)	585,000	590,991
5.000%, 01/15/2025 (Insured by ST AID)	300,000	304,399
5.000%, 07/15/2025 (Insured by ST AID)	335,000	341,359
5.000%, 01/15/2026 (Insured by ST AID)	250,000	255,738
Taylor Community School Building Corp.,
0.000%, 07/15/2029
(Callable 07/15/2025) (Insured by ST AID)	360,000	280,053
Tippecanoe County School Building Corp.:
6.000%, 07/15/2039
(Callable 07/15/2033) (Insured by ST AID)	1,000,000	1,213,070
6.000%, 01/15/2043
(Callable 07/15/2033) (Insured by ST AID)	1,000,000	1,195,826
Tri-Creek 2002 High School Building Corp.,
4.000%, 07/15/2039 (Callable 07/15/2028)
(Insured by ST AID)	345,000	349,923
Westfield High School Building Corp.:
5.000%, 01/15/2029
(Callable 01/15/2026) (Insured by ST AID)	250,000	260,685
5.000%, 01/15/2030
(Callable 01/15/2026) (Insured by ST AID)	300,000	312,748
Westfield-Washington
Multi-School Building Corp.:
5.500%, 07/15/2040
(Callable 07/15/2031) (Insured by ST AID)	745,000	822,840
5.500%, 01/15/2043
(Callable 07/15/2031) (Insured by ST AID)	565,000	622,686
Wheeler-Union Township
School Building Corp.,
5.000%, 01/15/2042
(Callable 07/15/2030) (Insured by ST AID)	1,225,000	1,317,458
Total Indiana
(Cost $100,308,730)		98,813,198	3.8%
Iowa
City of Ames IA,
4.000%, 06/15/2035 (Callable 06/15/2026)	1,510,000	1,523,584
City of Coralville IA:
4.000%, 05/01/2024	560,000	555,163
3.000%, 06/01/2024	290,000	284,500
4.000%, 05/01/2030 (Callable 05/01/2029)	1,000,000	998,828
3.000%, 05/01/2033 (Callable 05/01/2029)	1,000,000	897,239
5.000%, 05/01/2035
(Callable 05/01/2031) (Insured by AGM)	650,000	706,977
5.000%, 05/01/2036
(Callable 05/01/2031) (Insured by AGM)	685,000	737,931
5.000%, 05/01/2037
(Callable 05/01/2031) (Insured by AGM)	725,000	773,585
College Community School District,
4.000%, 06/01/2033
(Callable 06/01/2030) (Insured by BAM)	1,820,000	1,886,431
County of Carroll IA,
5.000%, 06/01/2035 (Callable 06/01/2027)	645,000	701,397
Iowa Finance Authority:
4.000%, 05/15/2024	250,000	244,588
5.000%, 01/01/2028 (Insured by GNMA)	930,000	1,003,049
7.500%, 01/01/2032
(Callable 01/01/2030)(3)	2,500,000	2,378,360
3.500%, 01/01/2047
(Callable 07/01/2026) (Insured by GNMA)	1,000,000	988,016
4.000%, 07/01/2047
(Callable 07/01/2028) (Insured by GNMA)	1,400,000	1,390,263
Iowa Higher Education Loan Authority:
3.000%, 04/01/2029	870,000	844,217
5.000%, 10/01/2029	1,160,000	1,238,065
3.000%, 04/01/2030	650,000	627,871
3.000%, 04/01/2031	525,000	502,729
5.000%, 10/01/2034 (Callable 10/01/2030)	300,000	318,387
5.000%, 10/01/2035 (Callable 10/01/2030)	360,000	379,601
5.000%, 10/01/2036 (Callable 10/01/2030)	365,000	381,904
4.750%, 10/01/2042 (Callable 10/01/2030)	750,000	751,434
PEFA, Inc.,
5.000%, 09/01/2049 (Callable 06/01/2026)
(Mandatory Tender Date 09/01/2026)(1)	8,750,000	8,921,585
Southern Iowa Rural Water Association,
3.000%, 12/01/2032
(Callable 12/01/2028) (Insured by AGM)	1,030,000	995,628
Total Iowa
(Cost $30,937,114)		30,031,332	1.2%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Kansas
City of Derby KS,
3.900%, 03/01/2037
(Callable 03/01/2025)	$200,000	$200,151
City of Goddard KS,
3.500%, 06/01/2034 (Callable 07/21/2023)	1,420,000	1,254,644
City of Manhattan KS,
4.000%, 06/01/2027 (Callable 06/01/2025)	1,000,000	997,397
City of Wamego KS,
4.000%, 03/01/2027 (Callable 03/01/2024)	1,540,000	1,543,054
City of Wichita KS,
4.000%, 09/01/2038 (Callable 09/01/2027)	1,540,000	1,534,309
County of Pottawatomie KS,
2.750%, 10/01/2023(Callable 07/31/2023)	7,800,000	7,781,209
Johnson County Unified
School District No. 512,
4.000%, 10/01/2043 (Callable 10/01/2033)	3,685,000	3,644,334
Kansas Power Pool:
4.000%, 12/01/2038 (Callable 12/01/2029)	700,000	696,929
4.000%, 12/01/2040 (Callable 12/01/2029)	1,095,000	1,071,704
Wabaunsee County Unified
School District No. 330:
5.500%, 09/01/2042
(Callable 09/01/2031) (Insured by BAM)	750,000	842,157
5.500%, 09/01/2047
(Callable 09/01/2031) (Insured by BAM)	750,000	833,433
Wyandotte County-Kansas
City Unified Government,
5.000%, 09/01/2044 (Callable 09/01/2024)	1,740,000	1,752,437
Total Kansas
(Cost $22,649,436)		22,151,758	0.8%
Kentucky
City of Versailles KY,
3.000%, 08/15/2026 (Callable 08/15/2024)	3,000,000	2,915,765
County of Leslie KY,
4.000%, 02/01/2052 (Callable 02/01/2030)	1,485,000	1,297,691
Kentucky Economic
Development Finance Authority:
0.000%, 10/01/2025 (Insured by NATL)	520,000	476,128
0.000%, 10/01/2026 (Insured by NATL)	665,000	587,012
0.000%, 10/01/2027 (Insured by NATL)	735,000	626,028
0.000%, 10/01/2028 (Insured by NATL)	990,000	813,809
5.000%, 07/01/2033
(Callable 07/01/2025)	1,295,000	1,313,040
Kentucky Housing Corp.,
5.850%, 04/01/2048(1)	1,609,485	1,572,287
Kentucky Public Energy Authority:
4.000%, 08/01/2027	550,000	546,001
4.000%, 01/01/2049 (Callable 10/01/2024)
(Mandatory Tender Date 01/01/2025)(1)	1,395,000	1,394,864
4.000%, 12/01/2050 (Callable 03/01/2026)
(Mandatory Tender Date 06/01/2026)(1)	1,715,000	1,711,500
Kentucky Public Transportation
Infrastructure Authority,
6.000%, 07/01/2053
(Pre-refunded to 07/01/2023)	1,500,000	1,500,000
Kentucky State University:
5.000%, 11/01/2031 (Insured by BAM)	365,000	421,075
4.000%, 11/01/2033
(Callable 11/01/2031) (Insured by BAM)	260,000	274,913
4.000%, 11/01/2035
(Callable 11/01/2031) (Insured by BAM)	270,000	282,001
4.000%, 11/01/2038
(Callable 11/01/2031) (Insured by BAM)	325,000	324,919
4.000%, 11/01/2041 (Callable 11/01/2031)
(Insured by BAM)	250,000	247,609
4.000%, 11/01/2051
(Callable 11/01/2031) (Insured by BAM)	525,000	508,296
Louisville & Jefferson County
Metropolitan Government,
5.750%, 10/01/2038 (Callable 10/01/2023)	11,770,000	11,803,024
Paducah Electric Plant Board,
5.000%, 10/01/2032
(Callable 10/01/2026) (Insured by AGM)	1,000,000	1,041,184
Paducah Independent School
District Finance Corp.,
3.500%, 09/01/2033
(Callable 09/01/2026) (Insured by ST AID)	300,000	300,151
Rural Water Financing Agency,
3.100%, 11/01/2024 (Callable 07/17/2023)	1,700,000	1,670,372
Total Kentucky
(Cost $32,662,185)		31,627,669	1.2%
Louisiana
City of Pineville LA:
4.000%, 05/01/2027 (Insured by BAM)	240,000	248,287
4.000%, 05/01/2032 (Insured by BAM)	290,000	307,379
4.000%, 05/01/2034
(Callable 05/01/2032) (Insured by BAM)	400,000	418,060
4.000%, 05/01/2037
(Callable 05/01/2032) (Insured by BAM)	325,000	329,584
4.000%, 05/01/2047
(Callable 05/01/2032) (Insured by BAM)	1,000,000	989,520
4.000%, 05/01/2051
(Callable 05/01/2032) (Insured by BAM)	1,550,000	1,516,002
City of Shreveport LA:
5.000%, 08/01/2023 (Insured by BAM)	350,000	350,369
4.000%, 12/01/2034
(Callable 12/01/2028) (Insured by BAM)	1,225,000	1,229,158
Ernest N. Morial New Orleans
Exhibition Hall Authority,
5.000%, 07/15/2037 (Callable 07/15/2033)	2,875,000	3,222,262
Louisiana Housing Corp.:
3.500%, 07/01/2025 (Mandatory Tender
Date 07/01/2024) (Insured by HUD)(1)	3,274,000	3,255,627
4.500%, 12/01/2047 (Callable 12/01/2027)	110,000	110,202
Louisiana Local Government
Environmental Facilities &
Community Development Authority:
5.000%, 10/01/2023 (Insured by BAM)	200,000	200,802
5.000%, 10/01/2024 (Insured by BAM)	100,000	102,081
4.250%, 04/01/2043
(Callable 04/01/2033) (Insured by AGM)	100,000	100,099
5.000%, 04/01/2048
(Callable 04/01/2033) (Insured by AGM)	800,000	849,546
4.500%, 04/01/2053
(Callable 04/01/2033) (Insured by AGM)	350,000	349,504
5.000%, 04/01/2053
(Callable 04/01/2033) (Insured by AGM)	800,000	846,086
Louisiana Public Facilities Authority:
0.000%, 10/01/2024(5)	180,000	177,389
0.000%, 10/01/2031(5)	2,105,000	2,216,953
0.000%, 10/01/2033(5)	2,000,000	2,116,253
5.000%, 07/01/2051 (Callable 07/01/2026)	2,500,000	2,522,675
Louisiana Stadium & Exposition District,
5.000%, 07/01/2028 (Callable 07/01/2023)	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Louisiana State University &
Agricultural & Mechanical College:
5.000%, 07/01/2028
(Callable 07/01/2026)	$4,200,000	$4,392,990
5.000%, 07/01/2030
(Callable 07/01/2026) (Insured by BAM)	380,000	400,496
Morehouse Parish Hospital
Service District No. 1,
4.000%, 10/01/2028 (Callable 10/01/2027)	660,000	637,490
Parish of St. John the Baptist LA:
5.000%, 03/01/2031 (Callable 03/01/2029)	385,000	422,802
5.000%, 03/01/2032 (Callable 03/01/2029)	500,000	548,004
Plaquemines Port Harbor & Terminal District,
4.000%, 03/15/2025
(Mandatory Tender Date 03/15/2024)(1)	5,000,000	4,994,143
St. Tammany Parish Hospital
Service District No. 1:
5.000%, 07/01/2036 (Callable 07/01/2028)	1,745,000	1,837,138
5.000%, 07/01/2038 (Callable 07/01/2028)	855,000	888,371
Tangipahoa Parish School Board,
4.000%, 03/01/2041
(Callable 03/01/2031) (Insured by AGM)	500,000	498,130
Terrebonne Parish Consolidated Government,
0.000%, 04/01/2034 (Insured by AGM)	715,000	485,300
Total Louisiana
(Cost $38,025,722)		37,562,702	1.4%
Maine
City of Lewiston ME:
1.375%, 02/15/2033 (Callable 02/15/2028)	1,000,000	772,459
1.625%, 02/15/2036 (Callable 02/15/2028)	1,435,000	1,043,006
City of Portland ME,
5.000%, 01/01/2031 (Callable 01/01/2026)	1,090,000	1,133,549
Maine Health & Higher Educational
Facilities Authority:
4.000%, 07/01/2037
(Callable 07/01/2029) (Insured by ST AID)	230,000	229,650
5.000%, 07/01/2038
(Callable 07/01/2030) (Insured by ST AID)	1,530,000	1,608,550
5.000%, 07/01/2046
(Callable 07/01/2026)	250,000	229,256
Maine State Housing Authority:
3.625%, 11/15/2039 (Callable 11/15/2024)	2,255,000	2,121,409
3.500%, 11/15/2045 (Callable 05/15/2025)	40,000	39,729
4.000%, 11/15/2045 (Callable 11/15/2025)	95,000	94,717
3.500%, 11/15/2046 (Callable 11/15/2025)	5,000	4,975
3.500%, 11/15/2047 (Callable 11/15/2026)	350,000	344,887
4.000%, 11/15/2049 (Callable 05/15/2028)	280,000	277,729
4.000%, 11/15/2050 (Callable 05/15/2029)	755,000	749,047
5.000%, 11/15/2052 (Callable 11/15/2031)	3,965,000	4,088,728
5.000%, 11/15/2052 (Callable 11/15/2031)	1,515,000	1,563,978
Total Maine
(Cost $14,843,764)		14,301,669	0.5%
Maryland
County of Baltimore MD:
4.000%, 09/01/2032 (Callable 09/01/2031)	350,000	373,523
4.000%, 09/01/2033 (Callable 09/01/2031)	230,000	244,238
4.000%, 09/01/2036 (Callable 09/01/2031)	135,000	139,280
Maryland Community
Development Administration:
3.250%, 08/01/2024 (Insured by GNMA)	5,970,000	5,854,378
4.050%, 10/01/2024	4,000,000	3,989,344
4.600%, 12/01/2024	10,000,000	9,946,584
3.850%, 03/01/2025	5,000,000	4,937,335
4.700%, 03/01/2046
(Callable 03/01/2031) (Insured by GNMA)	2,250,000	2,261,507
3.500%, 03/01/2050 (Callable 03/01/2029)	815,000	798,488
5.000%, 09/01/2052
(Callable 03/01/2031) (Insured by GNMA)	7,900,000	8,139,651
Maryland Health & Higher
Educational Facilities Authority:
5.000%, 01/01/2028	300,000	314,961
5.000%, 07/01/2028	370,000	396,939
4.000%, 01/01/2029	980,000	991,500
5.000%, 01/01/2029	290,000	307,665
5.000%, 01/01/2030	185,000	197,943
5.000%, 07/01/2045 (Callable 01/01/2027)
(Mandatory Tender Date 07/01/2027)(1)	780,000	818,202
Maryland Stadium Authority,
5.000%, 06/01/2026	750,000	789,441
Total Maryland
(Cost $41,233,025)		40,500,979	1.5%
Massachusetts
Commonwealth of Massachusetts,
4.000%, 04/01/2042
(Callable 04/01/2025)	30,000	29,891
Massachusetts Bay Transportation Authority,
0.000%, 07/01/2030 (Callable 07/01/2026)	5,800,000	4,502,428
Massachusetts Clean Water Trust,
5.000%, 08/01/2038 (Callable 08/01/2029)	630,000	698,122
Massachusetts Development Finance Agency:
5.000%, 10/01/2025 (Insured by AGM)	575,000	591,812
5.000%, 01/01/2031 (Callable 01/01/2027)	475,000	490,726
Massachusetts Housing Finance Agency:
3.300%, 12/01/2026
(Callable 06/01/2025) (Insured by FHA)	1,000,000	992,747
3.350%, 06/01/2027
(Callable 12/01/2025) (Insured by FHA)	2,600,000	2,589,316
4.000%, 12/01/2028 (Callable 07/21/2023)	1,000,000	1,000,240
3.500%, 06/01/2042 (Callable 06/01/2025)	780,000	772,320
4.500%, 12/01/2048 (Callable 12/01/2027)	1,030,000	1,031,826
4.000%, 06/01/2049 (Callable 12/01/2028)	565,000	560,360
5.000%, 06/01/2050
(Callable 06/01/2032) (Insured by GNMA)	1,860,000	1,916,487
Total Massachusetts
(Cost $15,609,438)		15,176,275	0.6%
Michigan
Allegan Public School District:
5.000%, 05/01/2035
(Callable 05/01/2033) (Insured by Q-SBLF)	900,000	1,038,988
5.000%, 05/01/2036
(Callable 05/01/2033) (Insured by Q-SBLF)	935,000	1,066,883
5.000%, 05/01/2037
(Callable 05/01/2033) (Insured by Q-SBLF)	725,000	815,775
5.000%, 05/01/2038
(Callable 05/01/2033) (Insured by Q-SBLF)	1,025,000	1,138,648
5.000%, 05/01/2039
(Callable 05/01/2033) (Insured by Q-SBLF)	1,075,000	1,181,143
City of Wyandotte MI,
5.000%, 10/01/2023 (Insured by BAM)	25,000	25,076
Clarkston Community Schools,
5.000%, 05/01/2039
(Callable 05/01/2029) (Insured by Q-SBLF)	500,000	542,290
The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Clio Area School District:
4.000%, 05/01/2038 (Callable 05/01/2032)
(Insured by Q-SBLF)	$635,000	$653,726
4.000%, 05/01/2040 (Callable 05/01/2032)
(Insured by Q-SBLF)	885,000	901,633
4.000%, 05/01/2041 (Callable 05/01/2032)
(Insured by Q-SBLF)	895,000	912,032
4.000%, 05/01/2042 (Callable 05/01/2032)
(Insured by Q-SBLF)	885,000	890,371
4.000%, 05/01/2043 (Callable 05/01/2032)
(Insured by Q-SBLF)	900,000	905,938
4.000%, 05/01/2044 (Callable 05/01/2032)
(Insured by Q-SBLF)	800,000	803,103
Coopersville Area Public Schools:
4.000%, 05/01/2039 (Callable 05/01/2032)
(Insured by Q-SBLF)	300,000	302,254
4.500%, 05/01/2041 (Callable 05/01/2032)
(Insured by Q-SBLF)	310,000	322,303
4.500%, 05/01/2043 (Callable 05/01/2032)
(Insured by Q-SBLF)	300,000	311,312
4.000%, 05/01/2045 (Callable 05/01/2032)
(Insured by Q-SBLF)	850,000	842,708
Detroit City School District,
5.250%, 05/01/2025 (Insured by BHAC)	525,000	539,001
Eastern Michigan University,
4.000%, 03/01/2034
(Callable 03/01/2027) (Insured by BAM)	985,000	1,007,936
Flat Rock Community School District:
5.000%, 05/01/2036 (Callable 05/01/2032)
(Insured by Q-SBLF)	670,000	756,212
5.000%, 05/01/2037 (Callable 05/01/2032)
(Insured by Q-SBLF)	725,000	810,209
5.000%, 05/01/2038 (Callable 05/01/2032)
(Insured by Q-SBLF)	575,000	636,446
5.000%, 05/01/2039 (Callable 05/01/2032)
(Insured by Q-SBLF)	805,000	882,722
5.000%, 05/01/2041 (Callable 05/01/2032)
(Insured by Q-SBLF)	1,385,000	1,500,509
5.000%, 05/01/2044 (Callable 05/01/2032)
(Insured by Q-SBLF)	1,485,000	1,586,775
Flint Hospital Building Authority,
4.750%, 07/01/2023	300,000	300,000
Fraser Public School District,
5.000%, 05/01/2048 (Callable 05/01/2033)
(Insured by Q-SBLF)	1,000,000	1,064,852
Grand Ledge Public Schools,
5.000%, 05/01/2044 (Callable 05/01/2029)
(Insured by Q-SBLF)	250,000	264,629
Great Lakes Water Authority:
5.000%, 07/01/2033 (Callable 07/01/2028)	1,000,000	1,101,496
5.000%, 07/01/2036 (Callable 07/01/2026)	5,000,000	5,220,141
Lake Orion Community School District:
4.000%, 05/01/2024 (Insured by Q-SBLF)	275,000	277,009
4.000%, 05/01/2025 (Insured by Q-SBLF)	325,000	328,970
4.000%, 05/01/2026 (Insured by Q-SBLF)	350,000	358,642
4.000%, 05/01/2027 (Insured by Q-SBLF)	275,000	285,302
Lake Superior State University,
4.000%, 11/15/2028 (Insured by AGM)	620,000	641,495
Lincoln Consolidated School District,
5.000%, 05/01/2042 (Callable 05/01/2028)
(Insured by Q-SBLF)	2,000,000	2,127,634
Michigan Finance Authority:
4.000%, 10/01/2024	650,000	646,565
5.250%, 02/01/2027	2,000,000	2,012,871
5.000%, 09/01/2029	400,000	427,479
4.500%, 10/01/2029 (Callable 10/01/2024)	6,900,000	6,896,578
5.000%, 09/01/2030 (Callable 03/01/2030)	440,000	470,351
5.250%, 02/01/2032 (Callable 02/01/2027)	590,000	598,172
5.000%, 07/01/2032
(Callable 07/01/2024) (Insured by AGM)	5,000,000	5,074,477
5.000%, 12/01/2035 (Callable 12/01/2027)	1,000,000	1,061,024
5.000%, 07/01/2044 (Callable 07/01/2024)	3,910,000	3,911,208
6.750%, 07/01/2044
(Pre-refunded to 07/01/2024)(3)	2,735,000	2,814,061
5.000%, 11/15/2044 (Callable 05/16/2026)
(Mandatory Tender Date 11/16/2026)(1)	4,950,000	5,143,268
Michigan State Hospital Finance Authority,
4.000%, 11/15/2047 (Callable 11/15/2026)	595,000	562,685
Michigan State Housing
Development Authority:
3.500%, 06/01/2024 (Mandatory Tender
Date 12/01/2023) (Insured by HUD)(1)	5,000,000	4,982,646
4.250%, 06/01/2049 (Callable 12/01/2027)	1,190,000	1,186,577
4.250%, 12/01/2049 (Callable 06/01/2028)	1,190,000	1,187,581
3.500%, 12/01/2050 (Callable 06/01/2029)	4,090,000	4,001,804
5.000%, 06/01/2053 (Callable 12/01/2031)	2,840,000	2,934,413
5.500%, 06/01/2053 (Callable 12/01/2031)	2,475,000	2,609,869
Michigan State University,
5.000%, 02/15/2037 (Callable 08/15/2029)	525,000	571,069
Pinckney Community Schools,
5.000%, 05/01/2035 (Callable 05/01/2026)
(Insured by Q-SBLF)	1,500,000	1,551,961
Rockford Public Schools:
5.000%, 05/01/2036 (Callable 05/01/2033)
(Insured by Q-SBLF)	1,000,000	1,147,380
5.000%, 05/01/2037 (Callable 05/01/2033)
(Insured by Q-SBLF)	800,000	908,004
5.000%, 05/01/2040 (Callable 05/01/2033)
(Insured by Q-SBLF)	1,230,000	1,353,457
Romeo Community School District,
5.000%, 05/01/2029 (Callable 05/01/2026)
(Insured by Q-SBLF)	1,000,000	1,050,806
Roseville Community Schools,
5.000%, 05/01/2026 (Insured by Q-SBLF)	400,000	422,320
Swartz Creek Community Schools,
5.000%, 05/01/2039 (Callable 05/01/2029)
(Insured by Q-SBLF)	815,000	882,142
Thornapple Kellogg School District,
5.000%, 05/01/2036 (Callable 05/01/2033)
(Insured by Q-SBLF)	1,320,000	1,480,292
Trenton Public Schools School District,
5.000%, 05/01/2030 (Callable 05/01/2028)
(Insured by Q-SBLF)	300,000	333,155
Wayne County Airport Authority:
5.000%, 12/01/2026	185,000	197,029
5.000%, 12/01/2031
(Callable 12/01/2027)	375,000	401,737
Wayne State University,
5.000%, 11/15/2030
(Callable 11/15/2025)	1,025,000	1,059,076
Western Michigan University:
5.000%, 11/15/2029
(Callable 05/15/2025)	250,000	256,103
5.000%, 11/15/2030 (Insured by AGM)	300,000	339,255
5.000%, 11/15/2038
(Callable 05/15/2031) (Insured by AGM)	375,000	405,152

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Western Michigan University: (cont.)
5.000%, 11/15/2039 (Callable 05/15/2031)
(Insured by AGM)	$400,000	$430,472
5.000%, 11/15/2040
(Callable 05/15/2031) (Insured by AGM)	420,000	449,612
Total Michigan
(Cost $94,216,202)		92,104,814	3.5%
Minnesota
City of Maple Grove MN:
5.000%, 05/01/2027	200,000	208,789
5.000%, 05/01/2031 (Callable 05/01/2027)	525,000	548,089
City of Minneapolis MN:
5.000%, 11/15/2033 (Callable 11/15/2028)	2,065,000	2,199,184
5.000%, 11/15/2034 (Callable 11/15/2025)	680,000	698,220
5.000%, 11/15/2034 (Callable 11/15/2028)	2,240,000	2,380,258
4.000%, 11/15/2036 (Callable 11/15/2031)	1,090,000	1,090,348
County of Washington MN,
2.250%, 02/01/2034	1,525,000	1,325,558
Duluth Economic Development Authority:
5.000%, 06/15/2027	300,000	308,112
5.000%, 06/15/2028	450,000	466,640
Forest Lake Independent
School District No. 831,
3.125%, 02/01/2039 (Callable 02/01/2026)
(Insured by SD CRED PROG)	400,000	366,405
Housing & Redevelopment Authority
of the City of St. Paul MN:
5.000%, 12/01/2028	1,115,000	1,134,482
5.000%, 11/15/2029 (Callable 11/15/2027)	705,000	740,521
5.000%, 12/01/2030	300,000	304,436
5.000%, 11/15/2034(Callable 11/15/2027)	1,900,000	1,989,143
5.000%, 12/01/2036 (Callable 12/01/2030)	1,600,000	1,584,522
Maple River Independent
School District No. 2135:
4.000%, 02/01/2037 (Callable 02/01/2030)
(Insured by SD CRED PROG)	970,000	1,007,395
4.000%, 02/01/2038 (Callable 02/01/2030)
(Insured by SD CRED PROG)	700,000	721,363
Minnesota Higher Education
Facilities Authority:
5.000%, 10/01/2039 (Callable 10/01/2030)	2,040,000	2,171,452
4.000%, 10/01/2040 (Callable 10/01/2030)	1,030,000	1,000,264
4.125%, 10/01/2041 (Callable 10/01/2030)	1,000,000	979,944
4.125%, 10/01/2042 (Callable 10/01/2030)	1,000,000	977,535
Minnesota Housing Finance Agency:
3.300%, 02/01/2025
(Callable 08/01/2024) (Insured by HUD)	2,000,000	1,979,442
3.800%, 02/01/2025 (Callable 08/01/2024)	2,040,000	2,040,433
3.600%, 07/01/2033
(Callable 07/31/2023) (Insured by GNMA)	485,000	478,772
3.100%, 07/01/2035
(Callable 07/01/2025) (Insured by GNMA)	1,485,000	1,450,102
4.000%, 01/01/2038 (Callable 01/01/2024)	210,000	209,257
3.800%, 07/01/2038
(Callable 07/31/2023) (Insured by GNMA)	160,000	157,856
3.200%, 01/01/2045
(SIFMA Municipal Swap Index + 0.430%)
(Insured by GNMA)(2)	95,000	95,000
4.000%, 01/01/2047
(Callable 01/01/2026) (Insured by GNMA)	180,000	179,269
3.750%, 01/01/2050
(Callable 01/01/2029) (Insured by GNMA)	1,535,000	1,514,382
3.500%, 07/01/2050 (Callable 07/01/2029)
(Insured by GNMA)	2,560,000	2,507,246
5.750%, 07/01/2053(Callable 01/01/2033)
(Insured by GNMA)(6)	3,000,000	3,217,865
Plymouth Intermediate District No. 287,
4.000%, 02/01/2028
(Callable 02/01/2027)	350,000	361,011
Robbinsdale Independent
School District No. 281,
5.000%, 02/01/2030
(Insured by SD CRED PROG)	750,000	859,408
St. Paul Port Authority,
4.000%, 10/01/2041 (Callable 10/01/2027)	400,000	391,150
Zumbro Education District:
4.000%, 02/01/2029	350,000	349,535
4.000%, 02/01/2038 (Callable 02/01/2031)	385,000	361,975
Total Minnesota
(Cost $39,137,194)		38,355,363	1.5%
Mississippi
Biloxi Public School District,
5.000%, 04/01/2026 (Insured by BAM)	500,000	521,848
City of Flowood MS,
3.500%, 10/01/2026 (Callable 10/01/2024)	610,000	614,413
City of Gluckstadt MS:
6.000%, 06/01/2025	100,000	103,414
6.000%, 06/01/2027	285,000	302,416
6.000%, 06/01/2029 (Callable 06/01/2028)	370,000	394,559
6.000%, 06/01/2031 (Callable 06/01/2028)	405,000	427,948
6.000%, 06/01/2032 (Callable 06/01/2028)	100,000	105,239
5.000%, 06/01/2034 (Callable 06/01/2028)	100,000	99,752
5.000%, 06/01/2035 (Callable 06/01/2028)	490,000	486,552
City of Gulfport MS:
5.000%, 07/01/2024	485,000	490,197
5.000%, 07/01/2027 (Callable 07/01/2026)	500,000	506,189
City of Ridgeland MS:
3.000%, 10/01/2025	1,000,000	984,510
3.000%, 10/01/2026	1,100,000	1,079,998
3.000%, 10/01/2028 (Callable 10/01/2027)	690,000	675,989
3.000%, 10/01/2029 (Callable 10/01/2027)	540,000	529,480
County of Lowndes MS,
2.650%, 04/01/2037
(Mandatory Tender Date 04/01/2027)(1)	2,500,000	2,386,299
Medical Center Educational Building Corp.:
5.000%, 06/01/2042 (Callable 06/01/2027)	500,000	521,618
4.000%, 06/01/2048 (Callable 06/01/2033)	1,500,000	1,438,852
Mississippi Business Finance Corp.,
3.200%, 09/01/2028 (Callable 03/13/2024)	2,100,000	2,063,546
Mississippi Development Bank:
5.000%, 11/01/2027	475,000	486,546
5.000%, 09/01/2029	1,900,000	2,002,736
5.000%, 09/01/2030	865,000	913,045
4.000%, 03/01/2032 (Callable 03/01/2028)	200,000	205,523
4.000%, 07/01/2032 (Callable 07/01/2031)	150,000	154,035
4.000%, 03/01/2033 (Callable 03/01/2028)	300,000	307,418
5.250%, 03/01/2034 (Callable 03/01/2028)	490,000	514,116
4.000%, 07/01/2034 (Callable 07/01/2031)	285,000	289,614
4.000%, 07/01/2035 (Callable 07/01/2031)	405,000	409,992
4.000%, 03/01/2036 (Callable 03/01/2028)	300,000	302,340
4.000%, 07/01/2036 (Callable 07/01/2031)	250,000	250,386
4.000%, 07/01/2038 (Callable 07/01/2031)	245,000	242,378
4.000%, 04/01/2039 (Callable 04/01/2033)
(Insured by BAM)	1,345,000	1,331,565
4.000%, 07/01/2039 (Callable 07/01/2031)	390,000	383,380
4.000%, 06/01/2043 (Callable 06/01/2027)	105,000	101,628
5.250%, 03/01/2045 (Callable 03/01/2028)	1,345,000	1,367,555
5.000%, 03/01/2048 (Callable 03/01/2029)
(Insured by BAM)	1,070,000	1,099,770

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Mississippi Home Corp.,
4.050%, 12/01/2047 (Callable 06/01/2031)
(Insured by GNMA)	$500,000	$458,941
Mississippi Hospital Equipment
& Facilities Authority:
5.000%, 10/01/2034
(Callable 10/01/2029)	725,000	780,181
5.000%, 10/01/2040 (Callable 12/01/2026)
(Mandatory Tender Date 03/01/2027)(1)	2,000,000	2,088,453
Natchez-Adams School District,
5.000%, 02/01/2030	645,000	709,179
State of Mississippi:
5.000%, 10/15/2028 (Callable 10/15/2025)	1,260,000	1,305,062
5.000%, 10/15/2034 (Callable 10/15/2025)	1,000,000	1,030,742
5.000%, 10/15/2035 (Callable 10/15/2028)	3,000,000	3,194,659
Sunflower County
Consolidated School District,
4.000%, 06/01/2042
(Callable 06/01/2032) (Insured by BAM)	1,620,000	1,568,221
University of Mississippi
Educational Building Corp.:
5.000%, 10/01/2047 (Callable 10/01/2032)	800,000	869,355
4.500%, 10/01/2052 (Callable 10/01/2032)	1,000,000	1,025,827
University of Southern Mississippi,
5.000%, 09/01/2035 (Callable 09/01/2026)	385,000	399,649
Vicksburg Warren School District,
5.000%, 03/01/2029	150,000	159,457
West Rankin Utility Authority:
5.000%, 01/01/2028 (Pre-refunded to
01/01/2025) (Insured by AGM)	110,000	112,884
5.000%, 01/01/2029 (Pre-refunded to
01/01/2025) (Insured by AGM)	300,000	307,865
5.000%, 01/01/2030 (Pre-refunded to
01/01/2025) (Insured by AGM)	590,000	605,469
Total Mississippi
(Cost $40,022,504)		38,710,790	1.5%
Missouri
Boone County Reorganized
School District No. R-1,
5.750%, 03/01/2042
(Callable 09/01/2031) (Insured by BAM)	1,750,000	2,027,529
Center School District No. 58,
4.000%, 04/15/2031 (Callable 04/15/2027)	170,000	173,990
City of St. Charles MO,
4.000%, 02/01/2026	500,000	508,890
City of St. Louis MO,
5.000%, 07/01/2039 (Callable 07/01/2029)	425,000	451,473
County of Cape Girardeau MO,
5.000%, 06/01/2024	825,000	835,560
Dunklin R-V School District,
4.000%, 03/01/2043
(Callable 03/01/2031) (Insured by ST AID)	1,900,000	1,869,338
Fort Zumwalt School District,
5.250%, 03/01/2042
(Callable 03/01/2030) (Insured by BAM)	1,730,000	1,889,239
Hazelwood School District,
4.000%, 03/01/2031
(Callable 03/01/2028) (Insured by ST AID)	520,000	538,222
Health & Educational Facilities
Authority of the State of Missouri:
5.000%, 08/01/2024	330,000	329,511
5.000%, 02/01/2025 (Callable 02/01/2024)	45,000	45,076
5.000%, 09/01/2025	365,000	369,379
5.000%, 09/01/2026	410,000	417,278
5.000%, 09/01/2027	280,000	286,636
5.000%, 11/15/2027 (Callable 11/15/2025)	585,000	603,466
5.000%, 02/01/2034 (Callable 02/01/2024)	950,000	931,634
5.000%, 02/01/2035 (Callable 02/01/2024)	385,000	375,413
5.000%, 11/15/2035 (Callable 11/15/2025)	1,950,000	1,992,658
5.000%, 02/15/2036 (Callable 02/15/2029)	425,000	453,647
Industrial Development
Authority of University City,
4.875%, 06/15/2036 (Callable 06/15/2033)	2,400,000	2,400,868
Jackson County School District No. R-IV,
6.000%, 03/01/2038
(Callable 03/01/2029) (Insured by ST AID)	1,005,000	1,166,873
Jefferson County Consolidated
School District No. 6:
3.000%, 03/01/2034
(Callable 03/01/2028) (Insured by ST AID)	700,000	690,084
3.000%, 03/01/2039
(Callable 03/01/2028) (Insured by ST AID)	1,300,000	1,136,001
Kansas City Industrial
Development Authority,
4.000%, 03/01/2035 (Callable 03/01/2030)	455,000	465,197
Meramec Valley School District No. R-III:
3.000%, 03/01/2037
(Callable 03/01/2028) (Insured by ST AID)	360,000	330,978
3.000%, 03/01/2038
(Callable 03/01/2028) (Insured by ST AID)	500,000	448,977
Missouri Housing Development Commission:
3.950%, 11/01/2040
(Callable 05/01/2025) (Insured by GNMA)	105,000	103,795
3.250%, 11/01/2052
(Callable 11/01/2030) (Insured by GNMA)	4,895,000	4,738,536
Missouri Joint Municipal
Electric Utility Commission,
5.000%, 12/01/2040 (Callable 06/01/2026)	1,000,000	1,018,546
Missouri Southern State University:
4.000%, 10/01/2035
(Callable 10/01/2029) (Insured by AGM)	100,000	102,374
4.000%, 10/01/2036
(Callable 10/01/2029) (Insured by AGM)	110,000	111,824
4.000%, 10/01/2039
(Callable 10/01/2029) (Insured by AGM)	110,000	109,135
Move Rolla Transportation
Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)	10,000	9,706
Normandy Schools Collaborative:
3.000%, 03/01/2036
(Callable 03/01/2028) (Insured by ST AID)	1,525,000	1,441,797
3.000%, 03/01/2037
(Callable 03/01/2028) (Insured by ST AID)	1,325,000	1,218,185
Northwest Missouri State University:
5.000%, 06/01/2027 (Insured by BAM)	560,000	590,757
5.000%, 06/01/2028 (Insured by BAM)	1,595,000	1,707,313
5.000%, 06/01/2029 (Insured by BAM)	500,000	542,554
St. Louis Land Clearance
for Redevelopment Authority:
5.000%, 06/01/2028 (Callable 12/01/2026)	4,000,000	4,116,068
3.875%, 10/01/2035 (Callable 10/01/2029)	330,000	269,862
5.000%, 04/01/2038 (Callable 04/01/2027)	1,500,000	1,543,841
St. Louis Municipal Finance Corp.,
5.000%, 10/01/2045
(Callable 10/01/2030) (Insured by AGM)	1,330,000	1,396,440
Total Missouri
(Cost $41,044,214)		39,758,650	1.5%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Montana
City of Forsyth MT:
3.875%, 07/01/2028
(Callable 04/02/2028)	$1,600,000	$1,605,032
3.900%, 03/01/2031
(Callable 07/31/2023)(1)	7,395,000	7,165,579
Montana Board of Housing:
3.500%, 08/01/2025
(Mandatory Tender Date 08/01/2024)(1)	3,385,000	3,366,314
4.750%, 12/01/2025
(Mandatory Tender Date 12/01/2024)(1)	4,862,000	4,910,653
3.600%, 12/01/2030 (Callable 07/21/2023)	290,000	290,036
3.750%, 12/01/2038
(Callable 12/01/2027) (Insured by FHA)	305,000	295,390
4.000%, 06/01/2049
(Callable 12/01/2027) (Insured by FHA)	945,000	937,832
3.000%, 06/01/2052 (Callable 06/01/2031)	1,930,000	1,851,442
Montana Facility Finance Authority:
5.000%, 06/01/2026 (Callable 12/01/2024)	765,000	778,867
5.000%, 06/01/2029 (Callable 12/01/2024)	715,000	729,397
5.000%, 06/01/2033 (Callable 06/01/2028)	310,000	326,862
4.000%, 01/01/2037 (Callable 01/01/2030)	700,000	708,351
Total Montana
(Cost $23,475,301)		22,965,755	0.9%
Nebraska
Central Plains Energy Project,
5.000%, 03/01/2050 (Callable 10/01/2023)
(Mandatory Tender Date 01/01/2024)(1)	835,000	838,456
City of Fremont NE,
1.750%, 07/15/2034 (Callable 07/08/2028)	3,000,000	2,421,557
County of Douglas NE,
5.000%, 07/01/2036 (Callable 07/01/2027)	200,000	211,328
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2029 (Callable 05/15/2024)	2,125,000	2,136,987
Nebraska Investment Finance Authority:
3.500%, 09/01/2036 (Callable 03/01/2025)	275,000	267,668
3.500%, 09/01/2046 (Callable 03/01/2025)	95,000	93,878
5.500%, 03/01/2052 (Callable 03/01/2032)
(Insured by GNMA)	4,950,000	5,220,979
Papio-Missouri River
Natural Resources District:
3.000%, 12/01/2031 (Callable 10/12/2026)	540,000	532,887
3.000%, 12/01/2032 (Callable 10/12/2026)	385,000	372,152
Village of Boys Town NE,
3.000%, 09/01/2028	2,125,000	2,121,827
Total Nebraska
(Cost $14,288,471)		14,217,719	0.5%
Nevada
City of Carson City NV,
5.000%, 09/01/2033 (Callable 09/01/2027)	250,000	262,268
City of Yerington NV,
1.625%, 11/01/2023
(Callable 07/31/2023) (Insured by USDA)	2,000,000	1,982,150
Clark County School District,
5.000%, 06/15/2032
(Callable 06/15/2027) (Insured by BAM)	450,000	481,723
County of Clark NV,
3.750%, 01/01/2036
(Mandatory Tender Date 03/31/2026)(1)	1,500,000	1,505,238
Henderson Public Improvement Trust,
5.500%, 01/01/2044
(Pre-refunded to 07/01/2024)	1,000,000	1,021,577
Las Vegas Redevelopment Agency:
5.000%, 06/15/2027
(Callable 06/15/2026)	1,210,000	1,248,444
5.000%, 06/15/2029 (Callable 06/15/2026)	200,000	207,105
3.000%, 06/15/2032 (Callable 06/15/2026)	1,000,000	919,117
Nevada Housing Division:
5.000%, 12/01/2025 (Mandatory Tender
Date 12/01/2024) (Insured by FHA)(1)	2,725,000	2,761,112
4.000%, 04/01/2049
(Callable 10/01/2028) (Insured by GNMA)	1,365,000	1,353,800
4.000%, 10/01/2049
(Callable 10/01/2028) (Insured by GNMA)	280,000	277,770
State of Nevada,
5.000%, 06/01/2033 (Callable 12/01/2023)	300,000	301,808
Washoe County School District,
5.000%, 05/01/2030 (Callable 05/01/2027)	525,000	563,739
Total Nevada
(Cost $13,168,174)		12,885,851	0.5%
New Hampshire
New Hampshire Business Finance Authority:
4.000%, 10/20/2036	2,972,703	2,815,338
4.000%, 12/01/2040
(Callable 06/01/2033) (Insured by BAM)	630,000	611,706
New Hampshire Health and
Education Facilities Authority,
5.000%, 10/01/2032 (Callable 10/01/2027)	275,000	290,845
Total New Hampshire
(Cost $3,604,296)		3,717,889	0.1%
New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2027 (Insured by BAM)(3)	3,293,000	3,319,826
City of Somers Point NJ,
4.000%, 10/01/2028 (Callable 10/01/2026)	1,100,000	1,133,160
City of Trenton NJ,
4.000%, 07/15/2023 (Insured by AGM)	400,000	400,084
City of Union City NJ,
5.000%, 11/01/2023 (Insured by ST AID)	640,000	642,555
County of Gloucester NJ,
5.000%, 12/01/2024 (ETM)	640,000	645,637
Gloucester County Improvement Authority,
0.600%, 03/01/2024
(Callable 07/31/2023)	2,325,000	2,260,846
New Jersey Economic
Development Authority:
4.000%, 11/01/2027	1,100,000	1,122,947
3.125%, 07/01/2029 (Callable 07/01/2027)	90,000	85,912
New Jersey Health Care
Facilities Financing Authority,
5.000%, 07/01/2043 (Callable 04/01/2024)
(Mandatory Tender Date 07/01/2024)(1)	2,250,000	2,285,271
New Jersey Higher Education
Student Assistance Authority:
5.000%, 12/01/2025	1,850,000	1,899,544
5.000%, 12/01/2027	375,000	392,800
New Jersey Housing &
Mortgage Finance Agency:
3.125%, 02/01/2025 (Callable 02/01/2024)
(Mandatory Tender Date 08/01/2024)
(Insured by HUD)(1)	2,300,000	2,266,843
4.500%, 10/01/2048 (Callable 10/01/2027)	1,515,000	1,521,347
4.750%, 10/01/2050 (Callable 04/01/2028)	285,000	287,615
5.000%, 10/01/2053 (Callable 04/01/2031)	2,475,000	2,558,704

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
New Jersey Transportation
Trust Fund Authority:
0.000%, 12/15/2024 (Insured by AMBAC)	$4,220,000	$4,005,435
0.000%, 12/15/2026	6,410,000	5,670,244
0.000%, 12/15/2027 (Insured by BAM)	3,000,000	2,574,087
5.000%, 06/15/2029 (Callable 06/15/2026)	1,465,000	1,533,709
5.250%, 06/15/2031 (Callable 07/03/2023)	1,600,000	1,600,000
5.000%, 06/15/2034 (Callable 12/15/2028)	900,000	971,873
4.000%, 06/15/2035 (Callable 12/15/2030)	1,455,000	1,486,556
4.000%, 12/15/2037
(Callable 12/15/2028) (Insured by BAM)	500,000	503,710
0.000%, 12/15/2038 (Insured by BAM)	5,145,000	2,688,776
5.000%, 06/15/2044 (Callable 07/03/2023)	145,000	145,000
5.000%, 06/15/2044 (Callable 06/15/2024)	370,000	372,032
New Jersey Turnpike Authority,
4.344%, 01/01/2024
(1 Month LIBOR USD + 0.700%)(2)	825,000	825,249
Newark Housing Authority,
5.000%, 01/01/2032 (Insured by NATL)	525,000	566,643
South Jersey Port Corp.,
3.000%, 01/01/2024
(Callable 07/26/2023)	100,000	99,758
South Jersey Transportation Authority,
5.000%, 11/01/2041
(Callable 11/01/2030) (Insured by BAM)	2,350,000	2,532,680
Township of Union NJ,
3.000%, 01/15/2026	465,000	463,928
Total New Jersey
(Cost $47,539,045)		46,862,771	1.8%
New Mexico
Loving Municipal School District No. 10:
5.000%, 09/15/2025 (Insured by ST AID)	500,000	518,992
5.000%, 09/15/2026 (Insured by ST AID)	500,000	529,377
5.000%, 09/15/2027 (Insured by ST AID)	400,000	432,355
New Mexico Finance Authority,
5.000%, 06/15/2035
(Callable 06/15/2028)	305,000	332,917
New Mexico Institute of Mining & Technology:
4.000%, 12/01/2028 (Insured by AGM)	300,000	311,574
4.000%, 12/01/2029 (Insured by AGM)	335,000	347,432
New Mexico Mortgage Finance Authority:
3.500%, 09/01/2041 (Callable 03/01/2026)	460,000	445,214
3.700%, 09/01/2042
(Callable 03/01/2027) (Insured by GNMA)	1,485,000	1,458,308
3.600%, 07/01/2044
(Callable 07/01/2028) (Insured by GNMA)	935,000	869,756
3.500%, 07/01/2050
(Callable 01/01/2029) (Insured by GNMA)	735,000	719,765
5.250%, 03/01/2053
(Callable 03/01/2032) (Insured by GNMA)	3,455,000	3,618,348
New Mexico State University,
4.000%, 04/01/2035 (Callable 04/01/2027)	520,000	527,826
Village of Los Ranchos de Albuquerque NM:
4.000%, 09/01/2024	100,000	100,418
4.000%, 09/01/2025	150,000	151,424
5.000%, 09/01/2026	150,000	156,845
5.000%, 09/01/2030	125,000	138,897
Total New Mexico
(Cost $11,006,362)		10,659,448	0.4%
New York
Albany County Airport Authority,
5.000%, 12/15/2025	1,000,000	1,026,399
Albany County Capital Resource Corp.,
3.100%, 07/01/2030	755,000	657,803
Amherst Development Corp.,
5.000%, 10/01/2032
(Callable 10/01/2027) (Insured by AGM)	240,000	261,223
Amherst Industrial Development Agency,
3.900%, 04/01/2026 (Mandatory Tender
Date 04/01/2025) (Insured by FHA)(1)	9,350,000	9,351,592
City of Long Beach NY,
5.250%, 07/15/2042
(Callable 07/15/2030) (Insured by BAM)	1,800,000	1,908,640
City of New York NY:
5.250%, 07/01/2029
(Pre-refunded to 07/03/2023)	250,000	250,000
5.250%, 10/01/2043 (Callable 10/01/2032)	1,200,000	1,358,387
5.000%, 03/01/2044 (Callable 03/01/2028)	350,000	369,786
5.000%, 06/01/2044 (Callable 06/01/2025)
(Mandatory Tender Date 12/01/2025)(1)	2,000,000	2,062,368
5.000%, 12/01/2044 (Callable 12/01/2028)	1,655,000	1,762,242
4.000%, 09/01/2046 (Callable 09/01/2032)	1,000,000	983,890
City of Schenectady NY,
4.750%, 05/03/2024	1,000,000	1,009,416
Dutchess County Local Development Corp.,
5.000%, 07/01/2027 (Callable 07/01/2026)	1,125,000	1,149,324
Guilderland Central School District,
4.000%, 07/28/2023 (Insured by ST AID)	9,528,300	9,530,112
Huntington Local Development Corp.,
4.000%, 07/01/2027	2,450,000	2,340,201
Long Island Power Authority:
4.000%, 09/01/2034 (Callable 09/01/2028)	325,000	339,405
3.000%, 09/01/2040 (Callable 09/01/2031)	1,000,000	822,428
Monroe County Industrial
Development Corp.,
4.840%, 11/01/2040 (Insured by FNMA)	4,983,588	5,081,690
New York City Housing Development Corp.:
2.250%, 11/01/2041 (Callable 05/01/2029)	2,000,000	1,395,775
3.000%, 02/15/2048 (Callable 05/15/2024)	9,250,000	9,067,077
3.500%, 02/15/2048 (Callable 05/15/2024)	3,820,000	3,747,799
3.400%, 11/01/2062 (Callable 05/01/2025)
(Mandatory Tender Date 12/22/2026)
(Insured by FHA)(1)	6,000,000	5,911,449
New York City Industrial
Development Agency:
5.000%, 03/01/2029 (Insured by AGM)	250,000	273,352
5.000%, 03/01/2030 (Insured by AGM)	250,000	277,538
New York City Transitional Finance Authority:
5.000%, 08/01/2034 (Callable 08/01/2026)	650,000	685,127
5.000%, 11/01/2035 (Callable 05/01/2029)	715,000	787,949
5.000%, 08/01/2038 (Callable 08/01/2028)	1,295,000	1,392,242
4.000%, 11/01/2038 (Callable 05/01/2031)	1,055,000	1,075,836
4.000%, 05/01/2039 (Callable 11/01/2030)	1,000,000	1,009,052
New York Convention Center
Development Corp.,
0.000%, 11/15/2055 (Insured by BAM)	3,665,000	820,200
New York State Dormitory Authority:
5.000%, 02/15/2031 (Callable 08/15/2027)	730,000	787,412
5.000%, 03/15/2040 (Callable 03/15/2029)	3,275,000	3,530,458
5.000%, 03/15/2041 (Callable 03/15/2029)	2,965,000	3,188,841
5.000%, 03/15/2044 (Callable 03/15/2024)	2,800,000	2,823,317
5.000%, 02/15/2048 (Callable 02/15/2030)	1,925,000	2,055,700
New York State Housing Finance Agency:
0.700%, 11/01/2024 (Callable 07/21/2023)
(Insured by SONYMA)	5,000,000	4,801,083
The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
New York State Housing
Finance Agency: (cont.)
1.600%, 11/01/2024
(Callable 07/21/2023)	$9,375,000	$9,092,142
0.650%, 11/01/2056 (Callable 07/21/2023)
(Mandatory Tender Date 11/01/2025)
(Insured by SONYMA)(1)	2,500,000	2,293,900
1.000%, 11/01/2061 (Callable 09/01/2023)
(Mandatory Tender Date 11/01/2026)
(Insured by SONYMA)(1)	1,825,000	1,659,530
3.600%, 11/01/2062 (Callable 06/01/2025)
(Mandatory Tender Date 05/01/2027)
(Insured by SONYMA)(1)	2,000,000	1,997,553
New York Transportation Development Corp.,
5.000%, 12/01/2031 (Callable 12/01/2030)	1,250,000	1,379,998
Onondaga Civic Development Corp.:
3.375%, 10/01/2026 (Callable 10/01/2025)	50,000	47,481
5.000%, 10/01/2040 (Callable 10/01/2025)	95,000	87,459
Port Authority of New York & New Jersey:
3.000%, 10/01/2028	5,000,000	4,815,241
5.000%, 09/01/2031 (Callable 09/01/2024)	805,000	820,873
Rome City School District,
3.750%, 07/26/2023 (Insured by ST AID)	6,000,000	6,000,202
Salmon River Central School District,
3.750%, 08/04/2023 (Insured by ST AID)	9,439,275	9,437,543
St. Lawrence County
Industrial Development Agency,
5.000%, 07/01/2034 (Callable 07/01/2026)	345,000	361,628
State of New York Mortgage Agency,
3.500%, 10/01/2043 (Callable 07/17/2023)	20,000	19,885
Town of Byron NY,
4.500%, 04/03/2024 (Callable 10/04/2023)	2,224,000	2,224,000
Village of Johnson City NY,
5.250%, 09/29/2023	2,550,000	2,549,552
Westchester County Local Development Corp.,
2.875%, 07/01/2026(3)	6,110,000	5,825,495
Total New York
(Cost $134,197,739)		132,507,595	5.1%
North Carolina
Charlotte-Mecklenburg Hospital Authority,
5.000%, 01/15/2050
(Mandatory Tender Date 12/01/2028)(1)	1,930,000	2,112,545
City of Monroe NC,
5.000%, 03/01/2043 (Callable 03/01/2027)	305,000	317,576
County of New Hanover NC,
5.000%, 10/01/2027 (ETM)	275,000	299,450
Inlivian:
2.375%, 04/01/2025
(Mandatory Tender Date 04/01/2024)(1)	5,000,000	4,951,285
5.000%, 06/01/2043 (Callable 12/01/2025)
(Mandatory Tender Date 06/01/2026)
(Insured by HUD)(1)	9,000,000	9,228,533
North Carolina Housing Finance Agency:
4.000%, 07/01/2047 (Callable 01/01/2027)	355,000	352,660
3.750%, 07/01/2052 (Callable 01/01/2031)
(Insured by GNMA)	3,520,000	3,467,806
North Carolina Medical Care Commission,
5.000%, 01/01/2038 (Callable 01/01/2026)	1,090,000	1,084,440
North Carolina Turnpike Authority:
5.000%, 01/01/2028	250,000	265,650
4.000%, 01/01/2041
(Callable 01/01/2029) (Insured by AGM)	1,105,000	1,092,093
Raleigh Housing Authority,
5.000%, 10/01/2026
(Mandatory Tender Date 10/01/2025)(1)	3,500,000	3,560,817
University of North Carolina at Chapel Hill,
4.034%, 12/01/2041 (SOFR + 0.650%)
(Callable 12/01/2024)
(Mandatory Tender Date 06/01/2025)(2)	5,000,000	5,003,901
Total North Carolina
(Cost $32,160,770)		31,736,756	1.2%
North Dakota
City of Horace ND:
3.250%, 08/01/2024 (Callable 08/01/2023)	2,475,000	2,434,321
4.000%, 01/01/2025 (Callable 01/01/2024)	2,500,000	2,501,265
3.000%, 05/01/2029 (Callable 05/01/2027)	430,000	395,483
3.000%, 05/01/2030 (Callable 05/01/2027)	425,000	387,095
3.000%, 05/01/2031 (Callable 05/01/2027)	380,000	343,251
5.000%, 05/01/2033 (Callable 05/01/2031)	630,000	668,759
3.000%, 05/01/2037 (Callable 05/01/2026)	2,495,000	2,062,605
5.000%, 05/01/2038 (Callable 05/01/2031)	2,645,000	2,700,395
5.000%, 05/01/2048 (Callable 05/01/2031)	250,000	246,237
City of Mayville ND,
3.750%, 08/01/2025 (Callable 08/01/2023)	3,500,000	3,379,803
City of Williston ND,
5.000%, 05/01/2028 (Callable 07/31/2023)	480,000	480,199
County of McKenzie ND:
5.000%, 08/01/2023	1,225,000	1,225,670
4.000%, 08/01/2026 (Callable 08/01/2023)	250,000	249,990
Jamestown Park District,
2.900%, 07/01/2035 (Callable 07/01/2023)	120,000	120,000
Nesson Public School District No. 2,
4.000%, 08/01/2031 (Callable 08/01/2027)
(Insured by SD CRED PROG)	525,000	541,476
North Dakota Housing Finance Agency:
3.000%, 07/01/2034 (Callable 07/01/2028)	90,000	79,393
3.500%, 07/01/2046 (Callable 01/01/2026)	175,000	172,497
4.000%, 01/01/2050 (Callable 07/01/2028)	720,000	714,857
State Board of Higher Education
of the State of North Dakota:
5.000%, 04/01/2028 (Insured by AGM)	100,000	108,350
4.000%, 04/01/2037
(Callable 04/01/2029) (Insured by AGM)	400,000	398,414
University of North Dakota,
4.000%, 06/01/2046
(Callable 06/01/2030) (Insured by AGM)	1,275,000	1,239,408
Williston Parks & Recreation District,
4.500%, 03/01/2025 (Callable 07/17/2023)	1,700,000	1,671,863
Total North Dakota
(Cost $23,301,610)		22,121,331	0.8%
Ohio
Akron Bath Copley Joint
Township Hospital District:
5.000%, 11/15/2026	600,000	634,083
5.000%, 11/15/2032 (Callable 11/15/2030)	1,160,000	1,237,442
4.000%, 11/15/2033 (Callable 11/15/2030)	400,000	392,217
American Municipal Power, Inc.:
3.000%, 08/10/2023	765,000	764,162
4.625%, 04/12/2024 (Insured by ST AID)	800,000	804,061
City of Akron OH:
4.000%, 12/01/2031 (Callable 12/01/2029)	1,665,000	1,738,335
4.000%, 12/01/2032 (Callable 12/01/2029)	5,000	5,194
City of Gahanna OH,
5.000%, 11/02/2023	3,400,000	3,408,533
City of Middleburg Heights OH,
5.000%, 08/01/2033 (Callable 08/01/2031)	645,000	703,998
City of Troy OH,
3.000%, 12/01/2041 (Callable 06/01/2025)	355,000	305,032

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Cleveland-Cuyahoga County Port Authority:
5.000%, 07/01/2034
(Callable 07/01/2031)	$400,000	$452,105
5.000%, 07/01/2036 (Callable 07/01/2031)	600,000	667,677
4.000%, 07/01/2038 (Callable 07/01/2031)	500,000	502,540
Columbus Metropolitan Housing Authority,
1.000%, 11/01/2024 (Callable 09/01/2023)	600,000	580,676
Columbus-Franklin County Finance Authority:
2.000%, 11/15/2031	740,000	649,551
3.820%, 11/15/2036 (Callable 07/31/2023)	405,000	405,020
4.000%, 11/15/2038 (Callable 07/31/2023)	320,000	320,014
Copley-Fairlawn City School District:
5.000%, 12/01/2036 (Callable 06/01/2028)	375,000	403,993
5.000%, 12/01/2037 (Callable 06/01/2028)	300,000	321,730
5.000%, 12/01/2038 (Callable 06/01/2028)	250,000	267,620
5.000%, 12/01/2039 (Callable 06/01/2028)	430,000	458,105
5.000%, 12/01/2040 (Callable 06/01/2028)	275,000	291,562
County of Franklin OH,
5.000%, 06/01/2048 (Callable 06/01/2028)	1,000,000	1,057,009
County of Lake OH,
4.000%, 12/28/2023 (Insured by ST AID)	1,850,000	1,849,793
County of Lorain OH:
5.000%, 12/01/2031 (Callable 12/01/2023)	480,000	482,970
3.000%, 12/01/2036 (Callable 12/01/2025)	400,000	367,528
County of Medina OH:
3.000%, 12/01/2033 (Callable 06/01/2026)	590,000	577,290
3.000%, 12/01/2037 (Callable 06/01/2026)	545,000	492,936
County of Montgomery OH:
4.000%, 08/01/2037 (Callable 02/01/2031)	400,000	397,424
5.000%, 08/01/2039 (Callable 02/01/2031)	825,000	862,708
Cuyahoga Metropolitan Housing Authority:
4.000%, 06/01/2026 (Mandatory Tender
Date 06/01/2025) (Insured by FHA)(1)	3,012,000	3,013,200
4.750%, 12/01/2027 (Mandatory Tender
Date 12/01/2025) (Insured by FHA)(1)	2,280,000	2,315,493
Euclid City School District,
4.000%, 12/01/2037
(Callable 06/01/2027) (Insured by BAM)	160,000	161,685
Franklin County Convention
Facilities Authority,
5.000%, 12/01/2032 (Callable 12/01/2029)	500,000	555,836
Hamilton County Convention
Facilities Authority,
5.000%, 12/01/2026 (Callable 12/01/2023)	2,570,000	2,574,833
Hopewell-Loudon Local School District,
4.000%, 11/01/2036
(Callable 11/01/2026) (Insured by AGM)	1,055,000	1,063,792
Licking Heights Local School District,
6.400%, 12/01/2028 (Insured by NATL)	815,000	885,800
Miami University:
5.000%, 09/01/2028	520,000	573,732
5.000%, 09/01/2029	540,000	607,398
5.000%, 09/01/2030	500,000	572,056
Ohio Air Quality Development Authority:
3.250%, 09/01/2029	1,000,000	932,413
4.000%, 09/01/2030
(Mandatory Tender Date 06/01/2027)(1)	5,000,000	4,956,567
4.000%, 01/01/2034
(Mandatory Tender Date 06/01/2027)(1)	2,000,000	1,991,875
2.400%, 12/01/2038 (Callable 10/01/2024)
(Mandatory Tender Date 10/01/2029)(1)	645,000	560,838
Ohio Higher Educational
Facility Commission:
5.000%, 03/01/2025	585,000	587,082
5.000%, 05/01/2026	200,000	208,345
5.000%, 05/01/2027
(Callable 05/01/2026)	610,000	635,632
5.000%, 05/01/2028 (Callable 05/01/2026)	475,000	496,121
Ohio Housing Finance Agency:
5.000%, 05/01/2025 (Mandatory Tender
Date 05/01/2024) (Insured by HUD)(1)	2,340,000	2,357,313
3.350%, 07/01/2025 (Mandatory Tender
Date 07/01/2024) (Insured by HUD)(1)	2,240,000	2,215,368
4.000%, 11/01/2025 (Mandatory Tender
Date 11/01/2024)(1)	4,300,000	4,298,526
5.000%, 12/01/2026 (Mandatory Tender
Date 12/01/2025) (Insured by FHA)(1)	1,665,000	1,706,507
3.200%, 09/01/2036
(Callable 09/01/2025) (Insured by GNMA)	585,000	558,097
2.900%, 09/01/2045
(Callable 03/01/2029) (Insured by GNMA)	6,510,000	5,764,315
4.000%, 03/01/2047
(Callable 09/01/2025) (Insured by GNMA)	130,000	129,154
3.350%, 09/01/2049 (Callable 09/01/2028)	1,000,000	859,474
3.250%, 09/01/2052
(Callable 09/01/2031) (Insured by GNMA)	1,980,000	1,916,732
Ohio Turnpike & Infrastructure Commission:
5.700%, 02/15/2034
(Callable 02/15/2031)(5)	2,350,000	2,804,307
5.800%, 02/15/2036
(Callable 02/15/2031)(5)	410,000	485,152
Port of Greater Cincinnati
Development Authority,
5.000%, 05/01/2025
(Callable 11/01/2023)(3)	13,000,000	12,931,747
State of Ohio:
5.000%, 11/15/2035 (Callable 11/15/2030)	605,000	630,388
5.000%, 12/31/2035
(Callable 06/30/2025) (Insured by AGM)	7,865,000	7,943,130
4.000%, 11/15/2036 (Callable 11/15/2030)	635,000	603,047
Township of Miami OH,
3.000%, 12/01/2033 (Callable 12/01/2029)	80,000	78,157
Triway Local School District,
4.000%, 12/01/2038
(Callable 12/01/2028) (Insured by BAM)	1,580,000	1,592,356
Village of Bluffton OH:
5.000%, 12/01/2026	1,890,000	1,962,527
5.000%, 12/01/2027	1,340,000	1,408,044
Village of Woodmere OH,
4.000%, 09/28/2023 (Insured by ST AID)	1,035,000	1,034,893
Warren City School District,
4.000%, 12/01/2030 (Callable 12/01/2026)
(Insured by SD CRED PROG)	1,215,000	1,256,692
Warren County Port Authority,
4.000%, 12/01/2053 (Callable 12/01/2031)	1,070,000	846,109
Warrensville Heights City School District,
4.000%, 11/01/2037
(Callable 11/01/2024) (Insured by BAM)	500,000	482,396
Total Ohio
(Cost $100,913,484)		97,958,437	3.7%
Oklahoma
Catoosa Industrial Authority,
4.000%, 10/01/2028
(Callable 10/01/2026)	60,000	57,985
Cleveland County Educational
Facilities Authority,
5.000%, 06/01/2033	390,000	439,850

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Edmond Public Works Authority:
5.000%, 07/01/2031
(Callable 07/01/2027)	$680,000	$740,327
5.000%, 07/01/2032 (Callable 07/01/2027)	300,000	326,409
Garfield County Educational
Facilities Authority,
5.000%, 09/01/2029 (Callable 09/01/2026)	2,620,000	2,729,209
Mcintosh County Educational
Facilities Authority,
2.000%, 09/01/2023	550,000	547,841
Norman Regional Hospital Authority,
5.000%, 09/01/2031 (Callable 09/01/2026)	1,700,000	1,707,031
Oklahoma Development Finance Authority,
2.600%, 03/01/2024	145,000	143,566
Oklahoma Housing Finance Agency:
3.000%, 09/01/2039
(Callable 03/01/2028) (Insured by GNMA)	130,000	120,475
5.000%, 03/01/2052
(Callable 03/01/2031) (Insured by GNMA)	2,965,000	3,056,356
Oklahoma Turnpike Authority,
5.000%, 01/01/2037 (Callable 01/01/2026)	400,000	413,304
Tulsa County Independent
School District No. 3,
4.500%, 03/01/2025	4,800,000	4,872,316
University of Oklahoma,
5.000%, 07/01/2033 (Callable 07/01/2025)	1,500,000	1,545,746
Total Oklahoma
(Cost $16,917,718)		16,700,415	0.6%
Oregon
Clackamas Community College District,
5.000%, 06/15/2040
(Callable 06/15/2027)(5)	475,000	499,999
Clatsop County School District No. 30,
0.000%, 06/15/2038 (Callable 06/15/2029)
(Insured by SCH BD GTY)	425,000	222,222
County of Benton OR,
4.125%, 06/01/2053
(Callable 06/01/2033)	825,000	813,115
County of Crook OR:
0.000%, 06/01/2032(5)	1,045,000	998,707
0.000%, 06/01/2034
(Callable 06/01/2032)(5)	1,345,000	1,276,790
0.000%, 06/01/2035
(Callable 06/01/2032)(5)	1,510,000	1,415,773
Multnomah & Clackamas
Counties School District No. 10JT,
0.000%, 06/15/2031 (Callable 06/15/2029)
(Insured by SCH BD GTY)	110,000	82,385
Multnomah County School District No. 40,
0.000%, 06/15/2035 (Callable 06/15/2033)
(Insured by SCH BD GTY)	1,000,000	621,004
Oregon City School District No. 62,
5.000%, 06/15/2043 (Callable 06/15/2028)
(Insured by SCH BD GTY)	1,000,000	1,066,595
Oregon State Facilities Authority:
5.000%, 10/01/2027	125,000	130,209
4.125%, 06/01/2052 (Callable 06/01/2032)	600,000	565,068
Salem Hospital Facility Authority:
5.000%, 05/15/2024	120,000	120,253
5.000%, 05/15/2025	130,000	130,588
5.000%, 05/15/2026	135,000	135,921
5.000%, 05/15/2035 (Callable 05/15/2026)	500,000	520,319
State of Oregon Housing &
Community Services Department:
2.900%, 07/01/2043
(Callable 07/01/2027)	3,000,000	2,703,850
4.000%, 07/01/2051 (Callable 01/01/2031)	5,820,000	5,786,564
Umatilla County School District No. 6R,
5.000%, 06/15/2035 (Callable 06/15/2027)
(Insured by SCH BD GTY)(5)	540,000	578,966
Washington & Clackamas Counties
School District No. 23J,
5.000%, 06/15/2040 (Callable 06/15/2029)
(Insured by SCH BD GTY)	500,000	542,797
Total Oregon
(Cost $18,642,495)		18,211,125	0.7%
Pennsylvania
Allegheny County Higher Education
Building Authority:
5.000%, 09/01/2024	260,000	261,305
5.000%, 09/01/2025	450,000	453,465
5.000%, 09/01/2026	400,000	406,276
5.000%, 09/01/2027	500,000	510,326
Bloomsburg PA Area School District,
4.000%, 09/01/2030
(Callable 03/01/2024) (Insured by BAM)	250,000	250,157
Chester County Industrial
Development Authority,
5.000%, 08/01/2045 (Callable 08/01/2023)	750,000	707,839
City of Erie Higher Education
Building Authority:
5.000%, 05/01/2031	175,000	180,674
4.000%, 05/01/2036 (Callable 05/01/2031)	500,000	456,347
City of Oil City PA:
4.000%, 12/01/2031
(Callable 12/01/2029) (Insured by AGM)	100,000	105,471
4.000%, 12/01/2035
(Callable 12/01/2029) (Insured by AGM)	275,000	284,935
4.000%, 12/01/2036
(Callable 12/01/2029) (Insured by AGM)	850,000	874,752
Commonwealth Financing Authority,
4.000%, 06/01/2039
(Callable 06/01/2028) (Insured by AGM)	1,670,000	1,641,713
County of Montgomery PA,
5.000%, 07/01/2038 (Callable 07/01/2029)	1,845,000	2,034,599
Dallas Area Municipal Authority,
5.000%, 05/01/2029 (Callable 05/01/2024)	2,855,000	2,860,689
Dauphin County General Authority,
5.000%, 06/01/2029 (Callable 06/01/2026)	690,000	718,400
Delaware County Authority:
5.000%, 10/01/2023	240,000	240,178
5.000%, 10/01/2035 (Callable 04/01/2027)	485,000	516,719
Delaware Valley Regional Finance Authority,
4.367%, 09/01/2048
(1 Month LIBOR USD + 0.880%)
(Callable 09/01/2024)
(Mandatory Tender Date 09/01/2025)(2)	1,000,000	998,988
East Hempfield Township Industrial
Development Authority,
5.000%, 12/01/2025	225,000	231,078
Hamburg Area School District:
3.000%, 04/01/2034
(Callable 10/01/2026) (Insured by ST AID)	1,000,000	940,413
3.000%, 04/01/2036
(Callable 10/01/2026) (Insured by ST AID)	1,400,000	1,281,302

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Indiana County Industrial
Development Authority:
5.000%, 05/01/2030 (Insured by BAM)	$1,040,000	$1,130,013
5.000%, 05/01/2032
(Callable 11/01/2031) (Insured by BAM)	920,000	1,005,197
Lancaster County Convention
Center Authority:
4.000%, 05/01/2038 (Callable 05/01/2032)	1,645,000	1,667,067
4.375%, 05/01/2042 (Callable 05/01/2032)	1,000,000	1,024,283
4.000%, 05/01/2049 (Callable 05/01/2032)	1,500,000	1,464,942
Lancaster County Hospital Authority:
5.000%, 11/01/2037 (Callable 11/01/2029)	600,000	638,766
5.000%, 11/01/2040 (Callable 11/01/2029)	3,100,000	3,270,202
Lancaster Higher Education Authority:
4.000%, 10/01/2030
(Callable 10/01/2028) (Insured by BAM)	1,225,000	1,269,264
4.000%, 10/01/2031
(Callable 10/01/2028) (Insured by BAM)	1,000,000	1,034,244
Latrobe Industrial Development Authority:
5.000%, 03/01/2031	175,000	180,336
5.000%, 03/01/2032 (Callable 03/01/2031)	265,000	272,732
5.000%, 03/01/2033 (Callable 03/01/2031)	290,000	298,716
5.000%, 03/01/2034 (Callable 03/01/2031)	300,000	308,484
Lycoming County Authority,
4.000%, 11/01/2043
(Mandatory Tender Date 05/01/2024)(1)	525,000	524,224
Montgomery County Higher
Education & Health Authority,
5.000%, 09/01/2037 (Callable 09/01/2028)	1,000,000	1,046,769
Montgomery County Industrial
Development Authority,
4.100%, 04/01/2053
(Mandatory Tender Date 04/03/2028)(1)	5,000,000	5,092,608
Old Forge School District,
4.000%, 05/01/2045
(Callable 05/01/2027) (Insured by BAM)	530,000	522,250
Panther Valley School District:
4.000%, 10/15/2031
(Callable 10/15/2028) (Insured by BAM)	730,000	759,030
4.000%, 10/15/2032
(Callable 10/15/2028) (Insured by BAM)	350,000	362,767
4.000%, 10/15/2033
(Callable 10/15/2028) (Insured by BAM)	185,000	191,076
Pennsylvania Economic Development
Financing Authority:
5.000%, 06/30/2030	1,245,000	1,353,166
5.000%, 12/31/2030	1,000,000	1,092,447
0.000%, 01/01/2034 (County Guaranteed)	3,410,000	2,216,529
0.000%, 01/01/2034 (Insured by AGM)	1,680,000	1,114,700
4.000%, 11/15/2034 (Callable 11/15/2027)	1,000,000	1,011,113
5.500%, 06/30/2038 (Callable 12/31/2032)	2,000,000	2,209,989
0.000%, 01/01/2039 (Insured by AGM)	3,640,000	1,806,089
0.000%, 01/01/2047 (Insured by BAM)	440,000	138,758
5.000%, 12/31/2057
(Callable 12/31/2032) (Insured by AGM)	3,000,000	3,068,245
Pennsylvania Higher Educational
Facilities Authority,
5.000%, 07/01/2035 (Callable 07/01/2026)	300,000	292,346
Pennsylvania Housing Finance Agency:
3.500%, 10/01/2046 (Callable 10/01/2025)	130,000	128,841
4.000%, 10/01/2049 (Callable 10/01/2028)	1,045,000	1,039,233
4.250%, 10/01/2052 (Callable 04/01/2032)	5,185,000	5,202,670
Pennsylvania Turnpike Commission:
6.000%, 12/01/2030
(Callable 12/01/2027) (Insured by BAM)(5)	205,000	232,236
0.000%, 12/01/2037
(Callable 12/01/2035)(5)	100,000	90,859
4.750%, 12/01/2037
(Callable 12/01/2026)(5)	600,000	618,524
5.000%, 12/01/2038
(Callable 12/01/2028)(5)	2,480,000	2,602,319
6.375%, 12/01/2038
(Callable 12/01/2027)(5)	190,000	210,103
4.000%, 12/01/2039 (Callable 12/01/2031)	1,975,000	2,003,661
0.000%, 12/01/2040
(Callable 06/01/2029)(5)	745,000	748,424
4.000%, 12/01/2040 (Callable 12/01/2031)	2,555,000	2,579,863
Philadelphia Municipal Authority,
5.000%, 04/01/2030 (Callable 04/01/2027)	375,000	404,211
Pittsburgh Water & Sewer Authority,
3.880%, 09/01/2040
(SIFMA Municipal Swap Index + 0.650%)
(Callable 07/03/2023) (Mandatory Tender
Date 12/01/2023) (Insured by AGM)(2)	3,355,000	3,355,211
Ridley School District:
4.000%, 09/15/2031
(Callable 03/15/2025) (Insured by ST AID)	830,000	836,797
4.000%, 11/15/2036
(Callable 11/15/2029) (Insured by AGM)	1,000,000	1,025,836
4.000%, 11/15/2037
(Callable 11/15/2029) (Insured by AGM)	325,000	330,529
School District of Philadelphia:
5.000%, 09/01/2024 (Insured by ST AID)	600,000	609,915
4.000%, 09/01/2037 (Callable 09/01/2029)
(Insured by ST AID)	1,000,000	991,186
Sports & Exhibition Authority of
Pittsburgh and Allegheny County:
5.000%, 12/15/2028
(Callable 12/15/2027) (Insured by BAM)	500,000	543,180
5.000%, 02/01/2031 (Insured by AGM)	3,175,000	3,610,551
5.000%, 02/01/2034
(Callable 02/01/2032) (Insured by AGM)	4,000,000	4,538,106
State Public School Building Authority:
0.000%, 05/15/2027 (Insured by NATL)	160,000	138,574
0.000%, 05/15/2030 (Insured by NATL)	1,780,000	1,388,013
Swarthmore Borough Authority,
5.000%, 09/15/2039 (Callable 09/15/2028)	3,680,000	3,964,157
Upper Moreland Township School District,
5.000%, 10/01/2030 (Callable 04/01/2025)
(Insured by ST AID)	250,000	257,254
Westmoreland County Industrial
Development Authority:
5.000%, 07/01/2029	725,000	754,574
5.000%, 07/01/2030	550,000	576,187
York Suburban School District,
4.000%, 05/01/2030
(Callable 05/01/2024) (Insured by BAM)	1,780,000	1,781,362
Total Pennsylvania
(Cost $94,589,606)		92,884,354	3.5%
Puerto Rico
Commonwealth of Puerto Rico:
0.000%, 07/01/2024	4,318,000	4,136,099
5.375%, 07/01/2025	3,570,469	3,658,609
Puerto Rico Highway &
Transportation Authority,
5.000%, 07/01/2062 (Callable 07/01/2032)	3,000,000	2,917,500

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Puerto Rico Industrial Tourist Educational
Medical & Environmental Control Facilities:
5.000%, 07/01/2028	$125,000	$132,921
5.000%, 07/01/2034 (Callable 07/01/2031)	200,000	218,659
5.000%, 07/01/2035 (Callable 07/01/2031)	200,000	217,128
Puerto Rico Sales Tax Financing Corp.:
4.329%, 07/01/2040 (Callable 07/01/2028)	5,000,000	4,755,153
4.750%, 07/01/2053 (Callable 07/01/2028)	2,450,000	2,334,572
Total Puerto Rico
(Cost $18,018,404)		18,370,641	0.7%
Rhode Island
Rhode Island Commerce Corp.,
5.000%, 07/01/2033
(Callable 07/01/2028) (Insured by BAM)	950,000	1,018,054
Rhode Island Health and
Educational Building Corp.,
4.000%, 09/15/2031 (Callable 09/15/2026)	125,000	127,301
Rhode Island Housing &
Mortgage Finance Corp.,
3.000%, 10/01/2051 (Callable 04/01/2030)	2,800,000	2,691,956
Rhode Island Student Loan Authority:
5.000%, 12/01/2027	1,000,000	1,057,859
5.000%, 12/01/2028	1,000,000	1,068,372
Total Rhode Island
(Cost $6,117,315)		5,963,542	0.2%
South Carolina
City of Newberry SC:
5.000%, 09/01/2028 (Insured by AGM)	250,000	275,454
5.000%, 09/01/2029 (Insured by AGM)	100,000	112,301
County of Florence SC,
5.000%, 11/01/2033 (Callable 11/01/2024)	250,000	253,686
Patriots Energy Group Financing Agency,
4.000%, 10/01/2048 (Callable 11/01/2023)
(Mandatory Tender Date 02/01/2024)(1)	2,015,000	2,015,209
Scago Educational Facilities Corp.
for Cherokee School District No. 1,
5.000%, 12/01/2028 (Callable 06/01/2025)	1,230,000	1,260,116
Scago Educational Facilities Corp.
for Union School District,
5.000%, 12/01/2023 (Insured by BAM)	500,000	503,458
South Carolina Jobs-Economic
Development Authority:
5.000%, 05/01/2029 (Callable 05/01/2028)	1,080,000	1,139,889
4.000%, 08/15/2030 (Callable 08/15/2026)	270,000	269,892
5.250%, 08/15/2033 (Callable 08/15/2026)	2,500,000	2,598,510
5.250%, 07/01/2037 (Callable 07/01/2026)	100,000	102,259
South Carolina State Housing
Finance & Development Authority:
2.000%, 09/01/2024
(Mandatory Tender Date 03/01/2024)(1)	2,219,000	2,194,312
3.800%, 01/01/2049 (Callable 07/01/2027)	140,000	137,028
4.000%, 07/01/2050 (Callable 07/01/2029)	2,345,000	2,326,701
3.000%, 01/01/2052 (Callable 07/01/2030)	8,390,000	8,070,985
Spartanburg County School District No. 7,
5.000%, 03/01/2048
(Callable 03/01/2029) (Insured by SCSDE)	350,000	371,778
Spartanburg Regional Health Services District:
4.000%, 04/15/2036
(Callable 04/15/2030) (Insured by AGM)	445,000	452,903
4.000%, 04/15/2037
(Callable 04/15/2030) (Insured by AGM)	500,000	503,880
4.000%, 04/15/2038
(Callable 04/15/2030) (Insured by AGM)	500,000	500,382
Sumter Two School Facilities, Inc.,
5.000%, 12/01/2023 (Insured by BAM)	200,000	201,343
Total South Carolina
(Cost $24,122,799)		23,290,086	0.9%
South Dakota
City of Brandon SD,
5.000%, 08/01/2037
(Callable 08/01/2030) (Insured by AGM)	1,880,000	2,009,052
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)	3,260,000	3,153,613
County of Minnehaha SD,
5.000%, 12/01/2041 (Callable 12/01/2032)	1,000,000	1,111,325
Milbank School District No. 25-4:
4.000%, 08/01/2029
(Callable 08/01/2026) (Insured by ST AID)	750,000	774,279
5.000%, 08/01/2030
(Callable 08/01/2026) (Insured by ST AID)	785,000	827,187
5.000%, 08/01/2031
(Callable 08/01/2026) (Insured by ST AID)	820,000	862,593
South Dakota Health &
Educational Facilities Authority:
3.000%, 09/01/2029 (Callable 09/01/2028)	380,000	357,266
3.000%, 09/01/2030 (Callable 09/01/2028)	175,000	162,792
4.000%, 11/01/2034 (Callable 11/01/2024)	4,390,000	4,336,479
4.000%, 11/01/2040 (Callable 11/01/2025)	325,000	307,554
3.000%, 09/01/2041 (Callable 09/01/2028)	250,000	188,204
South Dakota Housing
Development Authority:
4.000%, 05/01/2049 (Callable 05/01/2028)	1,410,000	1,398,422
5.000%, 05/01/2053 (Callable 11/01/2031)	2,975,000	3,066,055
South Dakota State Building Authority,
5.000%, 06/01/2036 (Callable 06/01/2028)	100,000	108,741
Total South Dakota
(Cost $19,432,408)		18,663,562	0.7%
Tennessee
City of Clarksville TN:
5.000%, 02/01/2032
(Pre-refunded to 02/01/2026)	1,000,000	1,049,912
4.125%, 09/01/2039 (Callable 09/01/2032)	1,000,000	1,024,407
City of Jackson TN:
5.000%, 04/01/2029
(Pre-refunded to 04/01/2025)	30,000	30,896
5.000%, 04/01/2029 (Callable 04/01/2025)	1,125,000	1,151,896
5.000%, 04/01/2036
(Pre-refunded to 04/01/2025)	60,000	61,792
5.000%, 04/01/2036 (Callable 04/01/2025)	3,205,000	3,240,639
City of Memphis TN:
5.000%, 12/01/2032
(Pre-refunded to 12/01/2024)	530,000	543,450
4.000%, 12/01/2033 (Callable 12/01/2026)	1,300,000	1,322,948
4.000%, 12/01/2033 (Callable 12/01/2027)	480,000	494,746
4.000%, 12/01/2034 (Callable 12/01/2026)	1,310,000	1,331,837
Cleveland Housing Authority,
4.000%, 08/01/2026
(Mandatory Tender Date 08/01/2025)(1)(3)	3,380,000	3,343,481
County of Putnam TN,
2.000%, 04/01/2035 (Callable 04/01/2030)	3,875,000	3,165,077
Greeneville Health &
Educational Facilities Board,
5.000%, 07/01/2034 (Callable 07/01/2023)	4,670,000	4,670,000
Knox County Health Educational &
Housing Facility Board:
5.000%, 01/01/2025 (Callable 07/31/2023)	1,190,000	1,191,132
The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Knox County Health Educational &
Housing Facility Board: (cont.)
5.000%, 01/01/2026
(Callable 07/31/2023)	$145,000	$146,301
0.650%, 12/01/2026
(Mandatory Tender Date 12/01/2024)(1)	1,200,000	1,119,115
3.950%, 12/01/2027 (Mandatory Tender
Date 12/01/2025) (Insured by HUD)(1)	2,175,000	2,167,898
Memphis-Shelby County
Industrial Development Board,
4.000%, 04/01/2038
(Callable 04/01/2031) (Insured by AGM)	535,000	543,664
Nashville & Davidson County
Metropolitan Government:
3.000%, 10/01/2024	140,000	137,082
5.000%, 05/15/2029 (Callable 05/15/2025)	1,000,000	1,036,469
Tennergy Corp.:
5.500%, 12/01/2030	3,470,000	3,701,054
5.500%, 10/01/2053 (Callable 09/01/2030)
(Mandatory Tender Date 12/01/2030)(1)	11,550,000	12,227,940
Tennessee Energy Acquisition Corp.,
5.000%, 02/01/2027	195,000	196,541
Tennessee Housing Development Agency:
3.600%, 01/01/2031 (Callable 07/21/2023)	1,105,000	1,105,099
3.100%, 07/01/2036 (Callable 01/01/2026)	245,000	235,829
3.550%, 07/01/2039 (Callable 07/01/2024)	180,000	174,909
4.000%, 01/01/2042 (Callable 07/01/2026)	90,000	89,341
3.600%, 07/01/2042 (Callable 01/01/2027)	205,000	200,389
4.000%, 07/01/2043 (Callable 07/21/2023)	100,000	100,137
4.450%, 07/01/2043
(Callable 07/01/2032)(6)	1,000,000	997,317
3.500%, 07/01/2045 (Callable 01/01/2025)	2,490,000	2,462,661
4.000%, 07/01/2045 (Callable 01/01/2025)	35,000	34,881
3.500%, 01/01/2047 (Callable 01/01/2026)	25,000	24,712
4.500%, 07/01/2049 (Callable 01/01/2028)	520,000	521,066
3.750%, 01/01/2050 (Callable 01/01/2029)	445,000	438,590
4.250%, 01/01/2050 (Callable 07/01/2028)	545,000	543,283
5.000%, 01/01/2053 (Callable 07/01/2031)	3,000,000	3,091,718
Total Tennessee
(Cost $54,128,815)		53,918,209	2.1%
Texas
Abilene Convention Center Hotel
Development Corp.,
4.000%, 10/01/2050 (Callable 10/01/2031)	2,850,000	2,131,507
Alamo Community College District:
5.000%, 08/15/2038 (Callable 08/15/2027)	1,040,000	1,102,640
4.500%, 08/15/2042 (Callable 08/15/2031)	750,000	783,327
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2028
(Callable 08/15/2026) (PSF Guaranteed)	250,000	254,682
5.000%, 08/15/2028 (PSF Guaranteed)	980,000	1,073,493
4.000%, 08/15/2029 (PSF Guaranteed)	325,000	337,579
5.000%, 08/15/2029 (PSF Guaranteed)	560,000	623,418
4.000%, 08/15/2030 (PSF Guaranteed)	415,000	432,222
5.000%, 08/15/2030 (PSF Guaranteed)	605,000	682,531
4.000%, 08/15/2031
(Callable 08/15/2029) (PSF Guaranteed)	510,000	527,295
5.000%, 08/15/2031 (PSF Guaranteed)	585,000	668,932
5.000%, 08/15/2032 (PSF Guaranteed)	660,000	761,042
4.000%, 08/15/2033
(Callable 08/15/2031) (PSF Guaranteed)	355,000	367,460
4.000%, 08/15/2036
(Callable 08/15/2031) (PSF Guaranteed)	1,370,000	1,386,083
Arlington Higher Education
Finance Corp. (cont.):
4.000%, 08/15/2037
(Callable 08/15/2031) (PSF Guaranteed)	765,000	767,717
4.000%, 02/15/2040
(Callable 02/15/2025) (PSF Guaranteed)	805,000	792,445
4.125%, 08/15/2042
(Callable 08/15/2031) (PSF Guaranteed)	2,920,000	2,877,289
4.250%, 08/15/2047
(Callable 08/15/2031) (PSF Guaranteed)	2,405,000	2,379,920
Arlington Housing Finance Corp.:
4.500%, 04/01/2041 (Callable 04/01/2026)
(Mandatory Tender Date 04/01/2027)(1)	5,000,000	5,089,410
3.500%, 11/01/2043 (Callable 05/01/2025)
(Mandatory Tender Date 11/01/2025)(1)	5,000,000	4,991,619
Austin-Bergstrom Landhost Enterprises, Inc.:
5.000%, 10/01/2035 (Callable 10/01/2027)	1,250,000	1,288,803
5.000%, 10/01/2036 (Callable 10/01/2027)	885,000	908,059
Baytown Municipal Development District:
2.500%, 10/01/2031	500,000	425,051
3.500%, 10/01/2031(3)	1,020,000	873,038
Central Texas Regional Mobility Authority:
4.000%, 01/01/2040 (Callable 01/01/2031)	1,250,000	1,238,481
5.000%, 01/01/2045
(Pre-refunded to 07/01/2025)	500,000	518,274
Central Texas Turnpike System:
0.000%, 08/15/2026 (Insured by BHAC)	5,000,000	4,516,616
0.000%, 08/15/2036 (Callable 08/15/2024)	1,000,000	544,337
City of Austin TX,
5.000%, 11/15/2025	1,000,000	1,028,669
City of Bryan TX,
4.000%, 07/01/2040 (Callable 07/01/2027)	250,000	240,640
City of Conroe TX,
5.000%, 11/15/2036 (Callable 11/15/2028)	500,000	541,564
City of Dallas Housing Finance Corp.,
3.500%, 02/01/2044 (Callable 06/01/2025)
(Mandatory Tender Date 02/01/2026)(1)	1,000,000	986,929
City of Decatur TX:
5.000%, 03/01/2024 (Insured by BAM)	300,000	303,110
5.000%, 03/01/2025 (Insured by BAM)	280,000	287,905
City of Houston TX:
5.000%, 11/15/2028 (Callable 11/15/2024)	715,000	730,150
5.500%, 12/01/2029
(ETM) (Insured by NATL)	500,000	556,294
City of Hutto TX,
4.250%, 08/01/2047 (Callable 08/01/2032)	1,205,000	1,195,020
City of Magnolia TX,
5.700%, 09/01/2046(3)	975,000	951,422
City of Mesquite TX:
5.000%, 03/01/2039 (Callable 03/01/2032)	500,000	547,501
5.000%, 03/01/2040 (Callable 03/01/2032)	500,000	545,527
5.000%, 03/01/2041 (Callable 03/01/2032)	500,000	545,262
5.000%, 03/01/2042 (Callable 03/01/2032)	500,000	545,523
City of San Antonio TX,
2.000%, 02/01/2049
(Mandatory Tender Date 12/01/2027)(1)	7,500,000	6,862,884
City of Temple TX:
4.000%, 08/01/2035
(Callable 08/01/2030) (Insured by BAM)	650,000	672,028
4.000%, 08/01/2037
(Callable 08/01/2030) (Insured by BAM)	200,000	202,783
4.000%, 08/01/2038
(Callable 08/01/2030) (Insured by BAM)	165,000	164,741
4.000%, 08/01/2039
(Callable 08/01/2030) (Insured by BAM)	435,000	435,853

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
City of Temple TX: (cont.)
4.000%, 08/01/2041
(Callable 08/01/2030) (Insured by BAM)	$200,000	$196,977
Clifton Higher Education Finance Corp.:
5.000%, 08/15/2025 (PSF Guaranteed)	360,000	371,599
6.000%, 03/01/2029
(Callable 03/01/2024)(5)	1,475,000	1,483,902
4.000%, 08/15/2030
(Callable 08/15/2026) (PSF Guaranteed)	800,000	812,872
4.000%, 08/15/2032
(Callable 08/15/2026) (PSF Guaranteed)	600,000	608,574
4.000%, 08/15/2033
(Callable 08/15/2028) (PSF Guaranteed)	2,000,000	2,052,139
4.000%, 04/01/2034
(Callable 04/01/2030) (PSF Guaranteed)	325,000	334,775
5.000%, 08/15/2034
(Callable 08/15/2026) (PSF Guaranteed)	1,000,000	1,042,168
4.000%, 04/01/2035
(Callable 04/01/2030) (PSF Guaranteed)	250,000	256,450
4.000%, 08/15/2035
(Callable 08/15/2029) (PSF Guaranteed)	1,380,000	1,397,497
5.000%, 08/15/2042 (Callable 07/31/2023)	3,225,000	3,226,133
Comal County Water Control &
Improvement District No. 6:
4.000%, 03/01/2031
(Callable 03/01/2028) (Insured by BAM)	560,000	572,456
4.000%, 03/01/2032
(Callable 03/01/2028) (Insured by BAM)	690,000	702,939
4.000%, 03/01/2033
(Callable 03/01/2028) (Insured by BAM)	720,000	731,275
4.375%, 03/01/2033
(Callable 03/01/2028) (Insured by AGM)	425,000	438,424
4.000%, 03/01/2034
(Callable 03/01/2028) (Insured by BAM)	750,000	760,751
4.375%, 03/01/2034
(Callable 03/01/2028) (Insured by AGM)	445,000	458,461
4.375%, 03/01/2035
(Callable 03/01/2028) (Insured by AGM)	475,000	487,392
4.375%, 03/01/2036
(Callable 03/01/2028) (Insured by AGM)	500,000	511,183
4.375%, 03/01/2037
(Callable 03/01/2028) (Insured by AGM)	530,000	538,902
4.375%, 03/01/2038
(Callable 03/01/2028) (Insured by AGM)	560,000	566,916
4.375%, 03/01/2042
(Callable 03/01/2028) (Insured by AGM)	1,250,000	1,259,403
4.375%, 03/01/2045
(Callable 03/01/2028) (Insured by AGM)	2,330,000	2,338,582
County of Wise TX:
5.000%, 08/15/2029	880,000	935,592
5.000%, 08/15/2033 (Callable 08/15/2031)	930,000	991,186
Danbury Higher Education Authority, Inc.:
4.000%, 02/15/2028
(Callable 02/15/2027) (PSF Guaranteed)	250,000	256,984
4.000%, 02/15/2031
(Callable 02/15/2027) (PSF Guaranteed)	200,000	206,970
Deaf Smith County Hospital District:
5.000%, 03/01/2034 (Callable 03/01/2027)	475,000	485,670
4.000%, 03/01/2040 (Callable 03/01/2027)	2,045,000	1,753,912
El Paso Housing Finance Corp.,
4.500%, 03/01/2026 (Mandatory Tender
Date 03/01/2025) (Insured by HUD)(1)	1,500,000	1,515,611
Ferris Independent School District,
5.000%, 08/15/2029
(Callable 08/15/2026) (PSF Guaranteed)	560,000	592,246
Fort Bend County Municipal Utility
District No. 184:
4.250%, 04/01/2038
(Callable 04/01/2027) (Insured by BAM)	630,000	616,035
4.500%, 04/01/2040
(Callable 04/01/2027) (Insured by BAM)	1,055,000	1,055,032
4.500%, 04/01/2042
(Callable 04/01/2027) (Insured by BAM)	1,130,000	1,121,817
Fort Bend County Municipal
Utility District No. 30,
4.000%, 09/01/2023 (Insured by BAM)	295,000	295,236
Fort Bend County Municipal
Utility District No. 5,
5.750%, 09/01/2025 (Insured by AGM)	325,000	339,023
Fort Bend County Municipal
Utility District No. 58:
3.000%, 04/01/2033
(Callable 04/01/2029) (Insured by BAM)	800,000	766,094
3.000%, 04/01/2034
(Callable 04/01/2029) (Insured by BAM)	450,000	430,283
3.000%, 04/01/2035
(Callable 04/01/2029) (Insured by BAM)	430,000	404,551
3.000%, 04/01/2037
(Callable 04/01/2029) (Insured by BAM)	825,000	740,664
Grand Parkway Transportation Corp.:
0.000%, 10/01/2034
(Callable 10/01/2028)(5)	40,000	43,844
0.000%, 10/01/2035
(Callable 10/01/2028)(5)	100,000	109,045
0.000%, 10/01/2036
(Callable 10/01/2028)(5)	450,000	487,132
0.000%, 10/01/2045
(Callable 10/01/2028)(5)	1,795,000	1,913,684
0.000%, 10/01/2046
(Callable 10/01/2028)(5)	1,080,000	1,149,968
0.000%, 10/01/2047
(Callable 10/01/2028)(5)	5,205,000	5,547,404
0.000%, 10/01/2048
(Callable 10/01/2028)(5)	1,155,000	1,229,675
Harris County Cultural Education
Facilities Finance Corp.:
5.000%, 12/01/2026 (Callable 12/01/2024)	635,000	650,769
4.272%, 11/15/2046
(1 Month LIBOR USD + 0.650%)
(Callable 07/17/2023)
(Mandatory Tender Date 07/01/2024)(2)	2,000,000	1,999,811
Harris County Municipal
Utility District No. 368,
4.000%, 09/01/2025
(Callable 09/01/2024) (Insured by NATL)	1,000,000	1,003,914
Harris County Municipal
Utility District No. 423:
5.500%, 04/01/2025 (Insured by AGM)	425,000	439,580
5.500%, 04/01/2026 (Insured by AGM)	450,000	474,419
5.500%, 04/01/2027 (Insured by AGM)	450,000	483,312
5.500%, 04/01/2028 (Insured by AGM)	450,000	494,090
5.500%, 04/01/2029 (Insured by AGM)	475,000	532,723
5.500%, 04/01/2030
(Callable 04/01/2029) (Insured by AGM)	500,000	562,051
Harris County Municipal
Utility District No. 71,
4.000%, 09/01/2028
(Callable 09/01/2023) (Insured by BAM)	250,000	250,364

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Harris County Toll Road Authority,
5.000%, 08/15/2043
(Callable 02/15/2028)	$500,000	$525,134
Harris County-Houston Sports Authority:
0.000%, 11/15/2025 (Insured by NATL)	11,185,000	10,170,362
5.000%, 11/15/2026
(Callable 11/15/2024) (Insured by AGM)	310,000	317,435
5.000%, 11/15/2053 (Callable 11/15/2024)	2,220,000	2,231,462
Harris-Waller Counties Municipal
Utility District No. 3:
6.000%, 09/01/2024 (Insured by AGM)	290,000	297,647
6.000%, 09/01/2025 (Insured by AGM)	315,000	331,012
6.000%, 09/01/2026 (Insured by AGM)	335,000	360,738
6.000%, 09/01/2027 (Insured by AGM)	365,000	401,787
6.000%, 09/01/2028 (Insured by AGM)	390,000	439,113
Housing Options, Inc.,
3.900%, 02/01/2026 (Mandatory Tender
Date 02/01/2025) (Insured by HUD)(1)	4,000,000	3,990,400
Houston Higher Education Finance Corp.,
3.375%, 10/01/2037 (Callable 07/31/2023)	770,000	656,831
Hunt Memorial Hospital District:
5.000%, 02/15/2028	525,000	558,449
5.000%, 02/15/2030	1,015,000	1,108,372
Joshua Independent School District,
5.500%, 02/15/2026 (PSF Guaranteed)	1,865,000	1,939,586
Katy Development Authority:
3.000%, 06/01/2032
(Callable 06/01/2027) (Insured by BAM)	485,000	459,332
3.000%, 06/01/2033
(Callable 06/01/2027) (Insured by BAM)	420,000	391,608
3.000%, 06/01/2034
(Callable 06/01/2027) (Insured by BAM)	575,000	531,655
3.000%, 06/01/2035
(Callable 06/01/2027) (Insured by BAM)	500,000	451,809
3.000%, 06/01/2039
(Callable 06/01/2027) (Insured by BAM)	1,125,000	943,229
Kilgore Independent School District,
2.000%, 02/15/2052 (Mandatory Tender
Date 08/15/2025) (PSF Guaranteed)(1)	4,190,000	4,052,864
Lakes Fresh Water Supply
District of Denton County,
4.000%, 09/01/2031
(Callable 09/01/2029) (Insured by AGM)	680,000	700,667
Laredo Community College District,
5.000%, 08/01/2028
(Callable 08/01/2027) (Insured by BAM)	350,000	379,912
Las Varas Public Facility Corp.,
0.400%, 05/01/2025 (Callable 11/01/2023)
(Mandatory Tender Date 05/01/2024)(1)	1,000,000	956,255
Lazy Nine Municipal Utility District No. 1B:
2.000%, 03/01/2035
(Callable 03/01/2027) (Insured by AGM)	525,000	406,937
2.000%, 03/01/2037
(Callable 03/01/2027) (Insured by AGM)	530,000	386,034
Leander Independent School District:
0.000%, 08/15/2040 (Pre-refunded to
08/15/2024) (PSF Guaranteed)	20,000	8,940
5.000%, 08/15/2040
(Callable 08/15/2025) (PSF Guaranteed)	500,000	512,618
Martin County Hospital District:
4.000%, 04/01/2027	225,000	230,323
4.000%, 04/01/2028	430,000	443,128
4.000%, 04/01/2031 (Callable 04/01/2030)	235,000	244,706
4.000%, 04/01/2033 (Callable 04/01/2030)	375,000	387,100
4.000%, 04/01/2034 (Callable 04/01/2030)	500,000	513,828
Matagorda County Navigation District No. 1:
4.400%, 05/01/2030
(Insured by AMBAC)	3,430,000	3,488,676
4.000%, 06/01/2030 (Callable 07/31/2023)	1,900,000	1,887,739
Mckinney Municipal Utility District No. 1:
3.125%, 09/01/2032
(Callable 05/01/2030) (Insured by BAM)	155,000	149,153
3.250%, 09/01/2033
(Callable 05/01/2030) (Insured by BAM)	85,000	81,918
3.250%, 09/01/2033
(Callable 05/01/2030) (Insured by BAM)	250,000	242,590
Metropolitan Transit Authority
of Harris County,
5.000%, 11/01/2034 (Callable 11/01/2029)	560,000	620,115
Montgomery County Municipal
Utility District No. 165:
6.500%, 09/01/2027 (Insured by BAM)	250,000	278,567
6.500%, 09/01/2028 (Insured by BAM)	260,000	295,949
6.500%, 09/01/2029 (Insured by BAM)	250,000	290,304
6.000%, 09/01/2030
(Callable 06/01/2029) (Insured by BAM)	200,000	226,281
6.000%, 09/01/2031
(Callable 06/01/2029) (Insured by BAM)	300,000	340,292
Montgomery County Municipal
Utility District No. 88,
4.250%, 09/01/2047
(Callable 09/01/2029) (Insured by AGM)	1,400,000	1,365,443
New Hope Cultural Education
Facilities Finance Corp.,
2.000%, 01/01/2026	1,020,000	936,448
Newark Higher Education Finance Corp.,
4.000%, 08/15/2035
(Callable 08/15/2025) (PSF Guaranteed)	425,000	426,051
North Lamar Independent School District:
4.000%, 02/15/2036
(Callable 02/15/2031) (PSF Guaranteed)	715,000	746,812
4.000%, 02/15/2037
(Callable 02/15/2031) (PSF Guaranteed)	625,000	646,210
4.000%, 02/15/2038
(Callable 02/15/2031) (PSF Guaranteed)	650,000	667,236
North Texas Tollway Authority:
5.000%, 01/01/2033 (Callable 01/01/2026)	675,000	704,380
6.750%, 09/01/2045
(Pre-refunded to 09/01/2031)(5)	40,000	51,296
Northeast Travis County Utility District,
0.000%, 09/01/2023 (Insured by BAM)	275,000	273,175
Northside Independent School District,
1.600%, 08/01/2049 (Mandatory Tender
Date 08/01/2024) (PSF Guaranteed)(1)	740,000	720,106
Northwest Harris County Municipal
Utility District No. 10:
5.000%, 04/01/2024 (Insured by BAM)	640,000	647,047
5.000%, 04/01/2025 (Insured by BAM)	650,000	664,763
5.000%, 04/01/2026 (Insured by BAM)	725,000	750,904
Port Beaumont Navigation District,
2.875%, 01/01/2041
(Callable 07/31/2023)(3)	1,200,000	781,534
Port of Beaumont Industrial
Development Authority,
4.100%, 01/01/2028
(Callable 07/31/2023)(3)	4,000,000	3,163,782
Red River Health Facilities Development Corp.,
8.000%, 11/15/2049
(Pre-refunded to 11/15/2024)	2,425,000	2,575,889

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Remington Municipal Utility District No. 1,
3.000%, 09/01/2025
(Callable 09/01/2024) (Insured by AGM)	$540,000	$535,100
Sabine-Neches Navigation District,
4.625%, 02/15/2047 (Callable 02/15/2031)	2,000,000	2,057,106
Seminole Hospital District,
3.000%, 02/15/2034 (Callable 02/15/2026)	1,125,000	882,597
Southwest Houston
Redevelopment Authority,
5.000%, 09/01/2027 (Insured by AGM)	250,000	264,587
Spring Meadows Municipal Utility District,
4.000%, 09/01/2026
(Callable 09/01/2023) (Insured by AGM)	275,000	275,145
Sugar Land 4B Corp.,
4.000%, 02/15/2030
(Callable 02/15/2028) (Insured by BAM)	1,045,000	1,092,848
Tarrant County Cultural Education
Facilities Finance Corp.:
5.000%, 11/15/2029 (Callable 11/15/2026)	1,665,000	1,689,254
5.000%, 11/15/2030 (Callable 11/15/2026)	1,750,000	1,775,021
2.750%, 02/15/2036
(Callable 07/21/2023)(1)	2,730,000	2,707,548
5.000%, 11/15/2037 (Callable 11/15/2027)	850,000	854,200
5.000%, 12/01/2039 (Callable 12/01/2023)	1,015,000	1,017,438
5.000%, 11/15/2040 (Callable 11/15/2026)	400,000	398,721
4.000%, 11/15/2042 (Callable 05/15/2026)	500,000	481,844
Tarrant County Hospital District,
4.000%, 08/15/2043 (Callable 08/15/2032)	1,750,000	1,719,717
Texas Department of Housing
& Community Affairs:
4.000%, 08/01/2025 (Mandatory Tender
Date 08/01/2024) (Insured by HUD)(1)	2,000,000	1,999,345
5.000%, 01/01/2029 (Insured by GNMA)	215,000	233,647
5.000%, 07/01/2029 (Insured by GNMA)	175,000	191,426
5.000%, 01/01/2030 (Insured by GNMA)	450,000	495,621
4.750%, 01/01/2049
(Callable 07/01/2028) (Insured by GNMA)	2,690,000	2,706,391
3.750%, 09/01/2049
(Callable 09/01/2028) (Insured by GNMA)	1,290,000	1,210,380
5.500%, 09/01/2052
(Callable 03/01/2032) (Insured by GNMA)	5,965,000	6,323,461
6.000%, 03/01/2053
(Callable 03/01/2032) (Insured by GNMA)	995,000	1,085,988
Texas Municipal Gas Acquisition
& Supply Corp. I:
4.710%, 12/15/2026 (3 Month LIBOR
USD + 1.450%) (Callable 07/03/2023)(2)	4,100,000	4,039,349
6.250%, 12/15/2026	1,125,000	1,172,244
Texas Municipal Gas Acquisition
& Supply Corp. II,
4.130%, 09/15/2027 (3 Month LIBOR
USD + 0.870%)(2)	11,170,000	11,172,923
Texas Municipal Gas Acquisition
& Supply Corp. III:
5.000%, 12/15/2025	875,000	889,515
5.000%, 12/15/2027	1,500,000	1,537,457
5.000%, 12/15/2028	3,000,000	3,081,282
5.000%, 12/15/2032	2,180,000	2,277,272
Texas Municipal Power Agency,
3.000%, 09/01/2029
(Callable 09/01/2026) (Insured by AGM)	2,080,000	2,024,567
Texas State Affordable Housing Corp.:
4.625%, 03/01/2043
(Callable 03/01/2033) (Insured by GNMA)	3,690,000	3,696,845
4.750%, 03/01/2048
(Callable 03/01/2033) (Insured by GNMA)	2,750,000	2,767,386
Texas State Technical College,
5.750%, 08/01/2047
(Callable 08/01/2032) (Insured by AGM)	4,000,000	4,546,344
THF Public Facility Corp.,
3.250%, 03/01/2040 (Callable 09/01/2024)
(Mandatory Tender Date 09/01/2025)(1)	1,500,000	1,470,942
Tioga Independent School
District Public Facility Corp.,
3.250%, 08/15/2027 (Callable 08/15/2024)	200,000	187,131
Travis County Municipal
Utility District No. 4,
4.000%, 09/01/2035
(Callable 07/31/2023) (Insured by AGM)	615,000	615,240
Upper Trinity Regional Water District,
5.000%, 08/01/2032
(Callable 08/01/2028) (Insured by BAM)	265,000	291,585
Viridian Municipal Management District:
4.000%, 12/01/2027
(Callable 12/01/2023) (Insured by AGM)	315,000	315,423
4.000%, 12/01/2028
(Callable 12/01/2023) (Insured by AGM)	470,000	470,669
5.500%, 12/01/2032 (Callable 12/01/2029)	415,000	428,758
4.000%, 12/01/2037
(Callable 12/01/2027) (Insured by BAM)	865,000	865,268
5.750%, 12/01/2037 (Callable 12/01/2029)	690,000	710,034
6.000%, 12/01/2043 (Callable 12/01/2029)	1,260,000	1,292,867
6.250%, 12/01/2049 (Callable 12/01/2029)	1,300,000	1,340,647
Washington County Junior College District,
5.000%, 10/01/2028
(Callable 04/01/2026) (Insured by BAM)	500,000	521,049
White Settlement Independent School District,
0.000%, 08/15/2040 (Pre-refunded to
08/15/2023) (PSF Guaranteed)	1,370,000	653,412
Wimberley Independent School District,
4.000%, 08/15/2031
(Callable 08/15/2027) (PSF Guaranteed)	355,000	367,920
Total Texas
(Cost $249,605,132)		241,800,983	9.2%
Utah
City of Herriman City UT,
4.000%, 01/01/2041
(Callable 01/01/2031) (Insured by AGM)	500,000	502,286
City of Salt Lake City UT:
5.000%, 07/01/2028	1,000,000	1,064,778
5.000%, 07/01/2030 (Callable 07/01/2027)	155,000	165,092
5.000%, 07/01/2042 (Callable 07/01/2027)	4,140,000	4,288,543
Grand County School District,
5.000%, 12/15/2037
(Callable 12/15/2025) (Insured by AGM)	870,000	893,581
Jordan Valley Water Conservancy District:
5.000%, 10/01/2032 (Callable 10/01/2026)	250,000	265,084
5.000%, 10/01/2033 (Callable 10/01/2026)	350,000	370,563
Midvale Utah Redevelopment Agency,
5.000%, 05/01/2027	290,000	309,990
University of Utah,
4.000%, 08/01/2039 (Callable 08/01/2030)	1,760,000	1,776,577
Utah Charter School Finance Authority:
0.000%, 04/15/2025 (Insured by UT CSCE)	410,000	377,667
3.000%, 04/15/2027 (Insured by UT CSCE)	310,000	299,759
5.000%, 04/15/2027 (Callable 04/15/2026)
(Insured by UT CSCE)	365,000	378,972
5.000%, 04/15/2028 (Callable 04/15/2026)
(Insured by UT CSCE)	720,000	748,164

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Utah Charter School Finance Authority: (cont.)
4.000%, 04/15/2029
(Insured by UT CSCE)	$175,000	$176,303
4.000%, 04/15/2030
(Insured by UT CSCE)	1,120,000	1,131,808
5.000%, 10/15/2032(Callable 10/15/2027)
(Insured by UT CSCE)	310,000	325,867
5.000%, 10/15/2036 (Callable 07/21/2023)
(Insured by UT CSCE)	700,000	700,462
4.000%, 04/15/2037 (Callable 04/15/2032)
(Insured by UT CSCE)	500,000	484,100
5.000%, 04/15/2037 (Callable 04/15/2026)
(Insured by UT CSCE)	520,000	531,480
4.000%, 04/15/2042 (Callable 04/15/2032)
(Insured by UT CSCE)	480,000	442,460
5.000%, 10/15/2043 (Callable 10/15/2027)
(Insured by UT CSCE)	1,000,000	1,019,572
Utah Housing Corp.:
4.000%, 01/01/2045
(Callable 01/01/2026) (Insured by FHA)	125,000	124,480
6.000%, 12/21/2052 (Insured by GNMA)	2,237,692	2,317,330
6.000%, 02/21/2053 (Insured by GNMA)	2,989,043	3,093,319
6.500%, 05/21/2053 (Insured by GNMA)	1,548,567	1,609,381
6.000%, 06/21/2053 (Insured by GNMA)	2,000,000	2,061,166
Utah Infrastructure Agency,
4.000%, 10/15/2023	755,000	753,486
Utah Telecommunication Open
Infrastructure Agency:
4.375%, 06/01/2040 (Callable 06/01/2032)	1,750,000	1,793,099
5.500%, 06/01/2040 (Callable 06/01/2032)	1,000,000	1,131,641
Utah Water Finance Agency,
4.000%, 03/01/2031 (Callable 03/01/2027)	925,000	959,126
Total Utah
(Cost $30,910,024)		30,096,136	1.1%
Vermont
City of Burlington VT,
5.000%, 07/01/2028 (Callable 07/01/2027)	275,000	296,273
Vermont Educational & Health
Buildings Financing Agency:
5.000%, 10/15/2024	1,400,000	1,396,539
5.000%, 10/15/2025	615,000	613,250
5.000%, 12/01/2039 (Callable 06/01/2026)	500,000	513,897
Vermont Housing Finance Agency,
3.650%, 11/01/2032 (Callable 11/01/2024)	95,000	95,088
Vermont Public Power Supply Authority,
5.000%, 07/01/2028 (Callable 07/01/2027)	500,000	524,450
Total Vermont
(Cost $3,532,876)		3,439,497	0.1%
Virginia
Arlington County Industrial
Development Authority,
5.000%, 01/01/2026	5,000,000	5,157,876
Charles City County Economic
Development Authority,
2.875%, 02/01/2029
(Callable 11/01/2026)(5)	2,330,000	2,169,180
Chesapeake Bay Bridge & Tunnel District,
5.000%, 11/01/2023	9,720,000	9,756,933
City of Virginia Beach VA,
3.000%, 03/01/2031
(Callable 03/01/2028) (Insured by ST AID)	1,350,000	1,342,340
County of James City VA,
3.000%, 06/15/2029
(Callable 06/15/2025) (Insured by ST AID)	1,000,000	1,000,283
Farmville Industrial Development Authority,
5.375%, 07/01/2053
(Callable 07/01/2028) (Mandatory Tender
Date 07/01/2043) (Insured by AGM)	7,950,000	8,320,141
Federal Home Loan
Mortgage Corp. (FHLMC),
2.550%, 06/15/2035	4,242,152	3,532,760
Fredericksburg Economic
Development Authority,
5.000%, 06/15/2030 (Callable 06/15/2024)	1,000,000	1,009,366
Hampton Roads Transportation
Accountability Commission,
5.000%, 07/01/2042 (Callable 01/01/2028)	305,000	323,235
Louisa Industrial Development Authority,
3.650%, 11/01/2035
(Mandatory Tender Date 10/01/2027)(1)	3,800,000	3,784,804
Norfolk Redevelopment & Housing Authority,
5.000%, 05/01/2043 (Mandatory Tender
Date 05/01/2026) (Insured by HUD)(1)	1,500,000	1,543,441
Portsmouth Redevelopment &
Housing Authority,
3.500%, 07/01/2025 (Mandatory Tender
Date 07/01/2024) (Insured by HUD)(1)	3,500,000	3,477,017
Richmond Redevelopment &
Housing Authority,
4.250%, 03/01/2026 (Mandatory Tender
Date 03/01/2025) (Insured by HUD)(1)	2,650,000	2,666,212
Toll Road Investors Partnership II LP,
0.000%, 02/15/2025 (Insured by NATL)(3)	3,950,000	3,510,724
Virginia College Building Authority:
5.250%, 01/01/2026 (Insured by NATL)	1,455,000	1,490,716
5.000%, 06/01/2027	300,000	308,302
4.000%, 02/01/2034 (Callable 02/01/2031)	2,000,000	2,117,384
Virginia Housing Development Authority,
3.450%, 04/01/2038 (Callable 07/21/2023)	2,570,000	2,470,163
Virginia Resources Authority,
3.000%, 11/01/2031 (Callable 11/01/2028)	1,200,000	1,205,983
Virginia Small Business Financing Authority:
5.250%, 10/01/2029 (Callable 10/01/2024)	2,500,000	2,543,052
5.000%, 10/01/2042 (Callable 10/01/2032)	1,105,000	1,194,251
Total Virginia
(Cost $59,977,691)		58,924,163	2.2%
Washington
Eastern Washington University,
3.000%, 10/01/2033 (Callable 10/01/2026)	600,000	553,811
Energy Northwest,
5.000%, 07/01/2030 (Callable 07/01/2028)	600,000	662,635
FYI Properties,
5.000%, 06/01/2038 (Callable 06/01/2028)	1,500,000	1,598,739
Grant County Public Utility District No. 2,
2.000%, 01/01/2044 (Callable 09/01/2025)
(Mandatory Tender Date 12/01/2025)(1)	350,000	335,001
King County Housing Authority:
4.000%, 06/01/2029	800,000	822,586
5.000%, 12/01/2030 (Callable 12/01/2026)	1,650,000	1,738,124
King County Public Hospital District No. 1:
5.000%, 12/01/2029 (Callable 12/01/2028)	1,050,000	1,145,529
5.000%, 12/01/2036 (Callable 12/01/2026)	550,000	566,142
Pend Oreille County Public
Utility District No. 1:
5.000%, 01/01/2028	220,000	230,971
5.000%, 01/01/2031 (Callable 01/01/2028)	100,000	105,102
5.000%, 01/01/2038 (Callable 01/01/2029)	2,500,000	2,563,091
5.000%, 01/01/2039 (Callable 01/01/2028)	1,500,000	1,531,011
The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Pike Place Market Preservation &
Development Authority,
5.000%, 12/01/2040
(Callable 12/01/2025)	$500,000	$505,817
Seattle Housing Authority,
4.000%, 09/01/2025 (Callable 03/01/2025)	5,000,000	5,010,313
State of Washington:
5.000%, 07/01/2035 (Callable 07/01/2028)	805,000	871,343
5.000%, 06/01/2039 (Callable 06/01/2029)	800,000	870,787
5.000%, 07/01/2042 (Callable 07/01/2028)	1,330,000	1,402,067
Tacoma Metropolitan Park District:
4.000%, 12/01/2024	1,175,000	1,172,453
5.000%, 12/01/2024	1,485,000	1,501,842
5.000%, 12/01/2024	570,000	576,465
5.000%, 12/01/2024	265,000	268,005
5.000%, 12/01/2025	215,000	219,814
4.000%, 12/01/2028	2,440,000	2,451,905
4.000%, 12/01/2029 (Callable 12/01/2028)	1,735,000	1,747,180
4.000%, 12/01/2030 (Callable 12/01/2026)	550,000	552,702
4.000%, 12/01/2030 (Callable 12/01/2028)	795,000	800,987
5.000%, 12/01/2033 (Callable 12/01/2026)	500,000	517,893
5.000%, 12/01/2033 (Callable 12/01/2027)	385,000	402,639
5.000%, 12/01/2035 (Callable 12/01/2027)	335,000	346,096
5.000%, 12/01/2036 (Callable 12/01/2027)	500,000	513,926
Washington Health Care Facilities Authority:
5.000%, 10/01/2027	2,510,000	2,654,778
5.000%, 07/01/2032 (Callable 01/01/2028)	895,000	899,660
5.000%, 08/15/2037 (Callable 02/15/2028)	3,015,000	3,081,636
Washington State Housing
Finance Commission:
2.400%, 06/01/2025 (Insured by GNMA)	810,000	791,126
3.700%, 12/01/2033 (Callable 06/01/2024)	20,000	19,896
4.000%, 06/01/2049 (Callable 06/01/2028)	385,000	381,834
Western Washington University:
4.000%, 05/01/2028 (Insured by BAM)	320,000	330,619
4.000%, 05/01/2029 (Insured by BAM)	345,000	357,539
4.000%, 05/01/2030 (Insured by BAM)	530,000	551,829
Total Washington
(Cost $41,994,964)		40,653,893	1.6%
West Virginia
Glenville State University,
4.000%, 06/01/2027	1,220,000	1,164,656
West Virginia Economic
Development Authority,
3.750%, 12/01/2042
(Mandatory Tender Date 06/01/2025)(1)	2,500,000	2,486,016
West Virginia Hospital Finance Authority,
4.000%, 06/01/2029
(Callable 06/01/2026)	445,000	452,604
Total West Virginia
(Cost $4,125,096)		4,103,276	0.2%
Wisconsin
City of Milwaukee WI,
5.000%, 04/01/2024	3,695,000	3,726,245
County of Waushara WI,
4.500%, 06/01/2027 (Callable 06/01/2025)	2,260,000	2,312,824
Oak Creek-Franklin Joint School District,
3.150%, 04/01/2028 (Callable 04/01/2025)	5,140,000	5,138,917
Prescott School District,
4.000%, 03/01/2037 (Callable 03/01/2030)	1,500,000	1,521,393
Public Finance Authority:
5.000%, 10/01/2023(3)	2,125,000	2,123,657
5.000%, 10/01/2024(3)	2,725,000	2,721,554
3.000%, 04/01/2025(3)	135,000	130,702
5.000%, 06/15/2025	220,000	222,087
3.000%, 03/01/2026
(Callable 07/31/2023)(3)	1,250,000	1,212,940
0.000%, 09/01/2028
(Pre-refunded to 09/01/2026)	130,000	108,629
5.000%, 10/01/2029(3)	1,000,000	1,011,137
5.000%, 07/01/2030	1,110,000	1,169,032
5.000%, 03/01/2031 (Callable 03/01/2026)	440,000	458,764
4.000%, 04/01/2032(3)	900,000	858,329
5.000%, 10/01/2034
(Callable 10/01/2029)(3)	2,750,000	2,762,955
5.000%, 07/01/2035
(Callable 07/01/2028) (Insured by AGM)	400,000	422,566
4.000%, 04/01/2042
(Callable 04/01/2032)(3)	800,000	670,624
4.000%, 04/01/2042
(Pre-refunded to 04/01/2032)(3)	50,000	55,008
5.000%, 10/01/2044 (Callable 04/01/2029)	1,750,000	1,806,487
4.000%, 04/01/2052
(Callable 04/01/2032)(3)	955,000	735,627
4.000%, 04/01/2052
(Pre-refunded to 04/01/2032)(3)	45,000	49,507
University of Wisconsin Hospitals & Clinics:
5.000%, 04/01/2036 (Callable 10/01/2028)	465,000	501,208
5.000%, 04/01/2043 (Callable 10/01/2028)	2,140,000	2,216,542
Village of Mount Pleasant WI:
4.000%, 04/01/2035 (Callable 04/01/2028)	1,795,000	1,850,358
5.000%, 04/01/2036 (Callable 04/01/2028)	1,000,000	1,071,005
4.000%, 04/01/2037 (Callable 04/01/2028)	1,000,000	1,011,262
5.000%, 04/01/2038 (Callable 04/01/2028)	1,000,000	1,065,096
5.000%, 04/01/2048 (Callable 04/01/2028)	565,000	578,661
5.000%, 04/01/2048
(Callable 04/01/2028) (Insured by BAM)	2,875,000	2,956,893
Whitehall School District,
4.000%, 03/01/2031
(Callable 03/01/2030) (Insured by AGM)	600,000	620,052
Wisconsin Center District:
5.250%, 12/15/2023
(ETM) (Insured by AGM)	40,000	40,116
5.250%, 12/15/2023 (Insured by AGM)	630,000	634,367
0.000%, 12/15/2027 (Insured by AGM)	525,000	447,720
0.000%, 12/15/2027 (Insured by NATL)	220,000	186,799
5.000%, 12/15/2027
(Callable 06/15/2026)	500,000	525,280
0.000%, 12/15/2028 (Insured by AGM)	1,045,000	860,785
0.000%, 12/15/2028 (Insured by AGM)	255,000	210,048
5.000%, 12/15/2028
(Callable 06/15/2026)	345,000	362,840
0.000%, 12/15/2029 (Insured by AGM)	315,000	249,426
0.000%, 12/15/2030 (Insured by AGM)	1,325,000	1,005,255
0.000%, 12/15/2030 (Insured by AGM)	460,000	348,994
5.000%, 12/15/2030 (Callable 06/15/2026)	500,000	525,855
0.000%, 12/15/2031	50,000	36,295
5.000%, 12/15/2031 (Callable 06/15/2026)	440,000	462,753
0.000%, 12/15/2034
(Callable 12/15/2030) (Insured by AGM)	615,000	387,329
0.000%, 12/15/2035
(Callable 06/15/2026) (Insured by BAM)	300,000	179,112
0.000%, 12/15/2035
(Callable 12/15/2030) (Insured by AGM)	2,780,000	1,659,770
5.250%, 12/15/2061
(Callable 12/15/2030)(3)	1,000,000	1,001,190

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Wisconsin Health & Educational
Facilities Authority:
5.000%, 07/01/2023	$165,000	$165,000
5.000%, 11/01/2023	125,000	124,635
5.000%, 03/01/2024	945,000	938,859
5.000%, 07/01/2024	250,000	253,237
5.000%, 11/01/2024	155,000	153,199
5.000%, 03/01/2025 (Callable 03/01/2024)	840,000	828,756
5.000%, 11/01/2025	245,000	239,896
5.000%, 12/01/2025	135,000	139,589
5.000%, 03/01/2026 (Callable 03/01/2024)	820,000	801,496
5.000%, 07/01/2026 (Callable 07/01/2024)	50,000	50,756
5.000%, 12/01/2026 (Callable 11/01/2024)	1,190,000	1,209,765
5.000%, 03/01/2027 (Callable 03/01/2024)	1,095,000	1,076,479
5.000%, 10/01/2027	250,000	269,320
5.000%, 02/15/2028 (Callable 02/15/2027)	575,000	596,459
5.000%, 02/15/2028 (Insured by AGM)	3,205,000	3,437,430
5.000%, 03/01/2028 (Callable 03/01/2024)	830,000	815,835
5.000%, 08/15/2028 (Callable 08/15/2023)	1,025,000	1,026,053
5.000%, 11/01/2028 (Callable 11/01/2026)	470,000	447,787
5.000%, 12/01/2028 (Callable 11/01/2026)	395,000	414,323
5.000%, 10/01/2029	555,000	615,769
5.000%, 11/01/2030 (Callable 11/01/2026)	515,000	482,766
5.000%, 12/15/2030 (Callable 12/15/2024)	480,000	488,387
5.000%, 04/01/2031 (Callable 04/01/2027)	250,000	265,337
5.000%, 10/01/2031 (Callable 10/01/2029)	250,000	273,830
4.000%, 11/15/2034 (Callable 05/15/2026)	1,000,000	1,011,544
4.000%, 08/15/2037 (Callable 08/15/2027)	1,905,000	1,910,441
4.375%, 06/01/2039 (Callable 07/31/2023)	230,000	227,362
5.000%, 12/15/2039 (Callable 12/15/2024)	1,450,000	1,462,691
5.000%, 12/15/2044 (Callable 12/15/2024)	675,000	678,836
5.000%, 12/01/2045 (Callable 12/01/2032)	2,000,000	2,078,759
4.000%, 11/15/2046 (Callable 05/15/2026)	475,000	451,481
5.250%, 12/01/2048 (Callable 12/01/2032)	3,000,000	3,180,990
5.000%, 02/15/2051 (Callable 08/15/2026)
(Mandatory Tender Date 02/15/2027)(1)	2,300,000	2,364,867
5.000%, 02/15/2052(Callable 08/15/2024)
(Mandatory Tender Date 02/15/2025)(1)	1,000,000	1,010,866
Wisconsin Housing & Economic
Development Authority:
4.000%, 03/01/2048
(Callable 03/01/2027) (Insured by FNMA)	2,805,000	2,786,869
4.250%, 03/01/2049
(Callable 09/01/2028) (Insured by FNMA)	1,130,000	1,128,038
0.500%, 11/01/2050
(Callable 07/21/2023) (Mandatory Tender
Date 11/01/2024) (Insured by HUD)(1)	1,185,000	1,120,411
3.750%, 05/01/2054
(Callable 05/01/2025) (Mandatory Tender
Date 11/01/2026) (Insured by HUD)(1)	2,000,000	1,999,992
Total Wisconsin
(Cost $89,572,200)		86,742,105	3.3%
Wyoming
County of Laramie WY:
4.000%, 05/01/2030	720,000	752,821
4.000%, 05/01/2032 (Callable 05/01/2031)	525,000	540,759
4.000%, 05/01/2034 (Callable 05/01/2031)	500,000	511,958
4.000%, 05/01/2036 (Callable 05/01/2031)	600,000	606,978
4.000%, 05/01/2037 (Callable 05/01/2031)	225,000	223,967
Sublette County Hospital District,
5.000%, 06/15/2026(6)	4,500,000	4,500,232
Wyoming Community
Development Authority:
3.000%, 12/01/2044
(Callable 06/01/2024)	15,000	14,866
4.000%, 12/01/2048(Callable 06/01/2028)	1,025,000	1,016,571
Total Wyoming
(Cost $8,560,070)		8,168,152	0.3%
Total Municipal Bonds
(Cost $2,640,475,329)		2,585,083,935	98.4%
Total Long-Term Investments
(Cost $2,665,417,712)		2,609,592,724	99.3%
Short-Term Investments
	Shares
Money Market Mutual Funds
Federated Hermes Institutional Tax-Free
Cash Trust, Premier Shares, 4.04%(4)	4,787,870	4,787,870
First American Government Obligations
Fund, Class U, 5.03%(4)	372,292	372,292
Total Short-Term Investments
(Cost $5,160,162)		5,160,162	0.2%
Total Investments
(Cost $2,670,577,874)		2,614,752,886	99.5%
Other Assets in Excess of Liabilities		13,519,684	0.5%
TOTAL NET ASSETS		$2,628,272,570	100.0%
Notes to Schedule of Investments
AGC – Assured Guaranty Corp.
AGM – Assured Guaranty Municipal
AMBAC – Ambac Assurance Corp.
BAM – Build America Mutual Assurance Co.
BHAC – Berkshire Hathaway Assurance Corp.
FHA – Federal Housing Administration
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
HUD – US Department of Housing and Development
NATL – National Public Finance Guarantee Corp.
Q-SBLF – Qualified School Building Loan Fund
SCH BD GTY – School Board Guaranty
SD CRED PROG – State Credit Enhancement Program
SONYMA – State of New York Mortgage Agency
SCSDE – South Carolina School District
ST AID – State Aid Intercept/Withholding
USDA – USDA OneRD Guarantee
UT CSCE – Utah Charter School Credit Enhancement Program
XLCA – XL Capital Assurance, Inc.
ETM – Escrowed to Maturity
LIBOR – London Inter-bank Offered Rate
PSF – Permanent School Fund
SIFMA – Securities Industry and Financial Markets Association
SOFR – Secured Overnight Financing Rate
(1)	Variable rate security. The rate reported is the rate in effect as of June 30, 2023.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate as of the last reset date in effect as of June 30, 2023.
(3)
Includes securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2023, the value of these securities totaled $96,425,909, which represented 3.67% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2023.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Security	$—	$24,508,789	$—	$24,508,789
Municipal Bonds	—	2,585,083,935	—	2,585,083,935
Total Long-Term Investments	—	2,609,592,724	—	2,609,592,724
Short-Term Investments
Money Market Mutual Funds	5,160,162	—	—	5,160,162
Total Short-Term Investments	5,160,162	—	—	5,160,162
Total Investments	$5,160,162	$2,609,592,724	$—	$2,614,752,886

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Municipal Bond Fund
June 30, 2023 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$125,828,261

	SEC 30-Day Yield(4)
	Institutional Class	3.80%
	Investor Class	3.55%

	Average Effective Duration	6.15 years

	Average Effective Maturity	7.31 years

	Annualized Expense Ratio(5)
	Institutional Class	0.30%
	Investor Class	0.55%	(6)

	Portfolio Turnover Rate	39%	(7)

Sector Weightings(1)	Number of Holdings	349

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2023.
(5)	Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2023.
(6)	Includes 0.25% 12b-1 fee.
(7)	Not annualized.

Baird Municipal Bond Fund
June 30, 2023 (Unaudited)

Total Returns

			Average Annual
	Six	One	Three	Since
For the Periods Ended June 30, 2023	Months	Year	Years	Inception(1)
Institutional Class Shares	3.00%	3.72%	0.98%	2.51%
Investor Class Shares	2.88%	3.57%	0.74%	2.26%
Bloomberg Municipal Index(2)	2.67%	3.19%	-0.58%	0.32%

(1)	For the period from November 15, 2019 (inception date) through June 30, 2023.
(2)
The Bloomberg Municipal Index is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity of at least one year. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. This Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The returns table shown above reflects reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 15% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy.  The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state.  As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates.

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. Russia’s ongoing war with Ukraine has heightened global geopolitical tensions, resulting in an elevated risk environment and increased volatility in asset prices. The uncertain course of the war may have a significant negative impact on the global economy. U.S. relations with China have become increasingly strained, and tension between the U.S. and China may have a significant negative impact on the global economy and asset prices. Measures of inflation reached levels not experienced in several decades, leading the Federal Reserve to raise short term interest rates significantly over the last year, with the potential for further rate increases in 2023. Uncertainty regarding the ability of the Federal Reserve to successfully control inflation, the potential for incremental rate increases, and the full impact of prior rate increases on the economy may negatively impact asset prices and increase market volatility. The possibility of a U.S. or global recession may also contribute to market volatility. The coronavirus (COVID-19) pandemic caused significant economic disruption in recent years as countries worked to limit the negative health impacts of the virus. While the virus has entered an endemic stage, significant outbreaks or new variants present a continued risk to the global economy. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Alabama Corrections Institution
Finance Authority,
5.000%, 07/01/2037
(Callable 07/01/2032)	$500,000	$551,156
Alabama Special Care Facilities
Financing Authority,
5.000%, 06/01/2026 (Callable 06/01/2025)	110,000	112,946
Black Belt Energy Gas District:
4.000%, 12/01/2049 (Callable 09/01/2025)
(Mandatory Tender Date 12/01/2025)(1)	100,000	99,416
5.000%, 05/01/2053
(Mandatory Tender Date 06/01/2028)(1)	750,000	785,123
Chilton County Health Care Authority,
3.000%, 11/01/2027 (Callable 11/01/2025)	100,000	96,914
Industrial Development
Board of the City of Mobile,
3.920%, 06/01/2034
(Mandatory Tender Date 06/02/2026)(1)	600,000	600,000
Jacksonville State University,
5.000%, 12/01/2036
(Callable 12/01/2027) (Insured by AGM)	500,000	537,967
Southeast Alabama Gas Supply District,
4.000%, 06/01/2049(Callable 03/01/2024)
(Mandatory Tender Date 06/01/2024)(1)	370,000	369,284
Southeast Energy Authority
A Cooperative District:
5.500%, 01/01/2053(Callable 09/01/2029)
(Mandatory Tender Date 12/01/2029)(1)	250,000	265,837
5.000%, 05/01/2053(Callable 05/01/2028)
(Mandatory Tender Date 08/01/2028)(1)	250,000	258,467
5.250%, 01/01/2054(Callable 04/01/2029)
(Mandatory Tender Date 07/01/2029)(1)	500,000	522,798
Total Alabama
(Cost $4,167,222)		4,199,908	3.3%
Alaska
CIVIC Ventures,
5.000%, 09/01/2027 (Callable 09/01/2025)	200,000	202,112
Total Alaska
(Cost $207,433)		202,112	0.2%
Arizona
Arizona Industrial Development Authority:
5.000%, 07/01/2026(3)	415,000	416,216
5.000%, 10/01/2030
(Callable 10/01/2026)(3)	100,000	93,408
4.000%, 07/01/2032 (Callable 01/01/2028)
(Insured by SD CRED PROG)	100,000	99,185
3.625%, 05/20/2033	700,958	652,539
Glendale Industrial Development Authority:
4.000%, 05/15/2027 (Callable 05/15/2024)	175,000	168,084
2.125%, 07/01/2033 (Callable 07/01/2029)	685,000	562,738
Industrial Development
Authority of the County of Pima,
4.000%, 07/01/2029	25,000	24,631
Maricopa County Industrial
Development Authority,
6.000%, 07/01/2043
(Callable 07/01/2030)(3)	500,000	502,254
Salt Verde Financial Corp.,
5.250%, 12/01/2023	290,000	291,008
Total Arizona
(Cost $2,873,092)		2,810,063	2.2%
Arkansas
Arkansas Development Finance Authority,
3.490%, 09/01/2044 (Callable 07/03/2023)
(Optional Put Date 07/07/2023)(1)	500,000	500,000
Batesville Public Facilities Board,
5.000%, 06/01/2026	150,000	154,102
City of Heber Springs AR,
1.625%, 06/01/2047 (Callable 06/01/2028)	190,000	171,525
City of West Memphis AR,
3.000%, 12/01/2041
(Callable 12/01/2028) (Insured by BAM)	380,000	313,053
Total Arkansas
(Cost $1,159,441)		1,138,680	0.9%
California
Brea Redevelopment Agency,
0.000%, 08/01/2036
(Callable 08/01/2027)(5)	145,000	153,301
California Community
Choice Financing Authority,
5.250%, 01/01/2054 (Callable 10/01/2030)
(Mandatory Tender Date 10/01/2031)(1)	200,000	209,220
California Community
College Financing Authority,
5.750%, 07/01/2060
(Callable 07/01/2032)(3)	350,000	342,567
California Housing Finance Agency:
3.750%, 03/25/2035 (Insured by FHLMC)	489,282	475,507
4.375%, 09/20/2036	499,737	498,702
California Pollution Control Financing Authority,
5.000%, 07/01/2029(3)	250,000	261,319
California Public Finance Authority,
2.375%, 11/15/2028
(Callable 07/21/2023)(3)	275,000	263,374
California Statewide Communities
Development Authority,
4.000%, 04/01/2036 (Callable 04/01/2030)	500,000	502,759
City of Los Angeles Department of Airports,
5.000%, 05/15/2033 (Callable 05/15/2029)	500,000	540,417
City of Vernon CA,
5.000%, 08/01/2025	500,000	508,646
El Rancho Unified School District,
0.000%, 08/01/2031
(Callable 08/01/2028) (Insured by AGM)(5)	115,000	135,249
Freddie Mac Multifamily ML Certificates,
4.140%, 01/25/2040(5)	499,674	464,366
Freddie Mac Multifamily
Variable Rate Certificate,
2.875%, 07/25/2036	739,359	646,534
Grossmont Union High School District,
0.000%, 08/01/2032	320,000	231,339
Los Alamitos Unified School District,
0.000%, 08/01/2042
(Callable 08/01/2029)(5)	270,000	284,167
Los Angeles County Development Authority,
5.000%, 07/01/2043 (Callable 04/01/2026)
(Mandatory Tender Date 07/01/2026)
(Insured by HUD)(1)	600,000	621,200
Los Angeles County Schools Regionalized
Business Services Corp.,
0.000%, 08/01/2029 (Insured by AMBAC)	35,000	27,825
Mayers Memorial Hospital District:
0.000%, 08/01/2029	160,000	121,819
0.000%, 08/01/2030	360,000	262,323

The accompanying notes are an integral part of these financial statements.

Baird Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Morongo Unified School District,
0.000%, 08/01/2041
(Callable 08/01/2030)(5)	$175,000	$172,467
Newport Mesa Unified School District,
6.300%, 08/01/2042
(Callable 08/01/2031)(5)	35,000	42,449
Oak Park Unified School District,
7.100%, 08/01/2038
(Callable 08/01/2031) (Insured by AGM)(5)	50,000	62,059
Pacifica School District,
0.000%, 08/01/2028 (Insured by NATL)	950,000	797,178
Rialto Unified School District:
0.000%, 08/01/2043
(Callable 02/01/2033) (Insured by BAM)(6)	1,045,000	406,837
0.000%, 08/01/2044
(Callable 02/01/2033) (Insured by BAM)(6)	1,000,000	368,030
Solano County Community College District,
0.000%, 08/01/2030
(Callable 08/01/2025)(5)	150,000	152,339
Total California
(Cost $8,562,271)		8,551,993	6.8%
Colorado
Colorado Bridge Enterprise:
4.000%, 12/31/2030 (Callable 12/31/2027)	750,000	756,506
4.000%, 06/30/2031 (Callable 12/31/2027)	250,000	252,118
Colorado Educational &
Cultural Facilities Authority:
5.000%, 10/01/2028 (Callable 10/01/2025)	350,000	353,173
2.000%, 09/01/2030 (Callable 09/01/2028)	100,000	90,305
5.000%, 12/01/2038 (Callable 12/01/2028)	75,000	77,996
Denver Convention Center Hotel Authority,
5.000%, 12/01/2024	300,000	303,402
Denver Housing Authority,
5.000%, 07/01/2027(6)	500,000	519,957
Grand River Hospital District,
5.250%, 12/01/2031
(Callable 12/01/2028) (Insured by AGM)	75,000	81,414
Pueblo Urban Renewal Authority,
0.000%, 12/01/2025(3)	200,000	161,450
Regional Transportation District,
4.000%, 07/15/2039	110,000	108,764
Vauxmont Metropolitan District:
5.000%, 12/15/2032
(Callable 12/15/2024) (Insured by AGM)	25,000	26,343
3.250%, 12/15/2050
(Callable 12/15/2024) (Insured by AGM)	150,000	128,558
Total Colorado
(Cost $2,890,265)		2,859,986	2.3%
Connecticut
Connecticut State Health &
Educational Facilities Authority,
4.000%, 07/01/2031 (Callable 07/01/2028)	30,000	27,891
Total Connecticut
(Cost $25,546)		27,891	0.0%
Florida
Brevard County Health Facilities Authority,
5.000%, 04/01/2052 (Callable 04/01/2032)	750,000	780,305
Capital Trust Agency, Inc.:
3.375%, 07/01/2031(3)	395,000	369,496
6.375%, 05/01/2053
(Callable 05/01/2033)(3)(6)	250,000	249,639
City of Gainesville FL,
5.000%, 10/01/2051
(Callable 10/01/2031)	1,000,000	1,066,567
City of Sunrise FL,
3.000%, 10/01/2050 (Callable 10/01/2030)	1,000,000	729,448
City of Tampa FL,
5.000%, 10/01/2047 (Callable 10/01/2032)	1,000,000	1,103,033
County of Broward FL,
5.000%, 10/01/2026 (Callable 10/01/2025)	350,000	357,790
County of Pasco FL,
5.000%, 09/01/2048
(Callable 03/01/2033) (Insured by AGM)	500,000	535,674
Florida Development Finance Corp.:
5.250%, 06/15/2029
(Callable 06/15/2027)(3)	500,000	494,464
3.000%, 06/01/2032 (Callable 06/01/2024)	500,000	397,058
5.000%, 08/15/2032(3)	455,000	450,713
Florida Housing Finance Corp.,
4.200%, 01/01/2045
(Callable 01/01/2028) (Insured by GNMA)	40,000	39,239
Mid-Bay Bridge Authority,
5.000%, 10/01/2024	545,000	554,343
Orange County Health Facilities Authority,
5.000%, 08/01/2028
(Callable 08/01/2024)	200,000	201,287
Palm Beach County Educational
Facilities Authority:
4.000%, 10/01/2027	260,000	259,166
4.000%, 10/01/2028	270,000	269,657
Total Florida
(Cost $7,805,286)		7,857,879	6.3%
Georgia
Atlanta Urban Residential Finance Authority,
2.000%, 09/01/2025
(Mandatory Tender Date 09/01/2024)(1)	200,000	194,461
Bartow County Development Authority,
3.950%, 12/01/2032
(Mandatory Tender Date 03/08/2028)(1)	500,000	498,791
Burke County Development Authority:
2.200%, 10/01/2032 (Callable 11/19/2026)	250,000	200,747
2.750%, 01/01/2052 (Callable 05/03/2031)(5)	500,000	329,932
Development Authority of Monroe County,
1.500%, 01/01/2039
(Mandatory Tender Date 02/03/2025)(1)	500,000	472,408
Gainesville & Hall County
Development Authority,
2.050%, 11/15/2033 (Callable 07/01/2023)
(Optional Put Date 07/03/2023)
(Insured by AGC)(1)	1,500,000	1,500,000
Main Street Natural Gas, Inc.:
4.000%, 11/01/2023(3)	200,000	199,718
4.000%, 08/01/2049 (Callable 09/01/2024)
(Mandatory Tender Date 12/02/2024)(1)	525,000	526,505
4.000%, 03/01/2050 (Callable 06/01/2026)
(Mandatory Tender Date 09/01/2026)(1)	350,000	347,894
4.000%, 08/01/2052 (Callable 05/01/2027)
(Mandatory Tender Date 11/01/2027)(1)(3)	400,000	386,618
Total Georgia
(Cost $4,671,730)		4,657,074	3.7%

The accompanying notes are an integral part of these financial statements.

Baird Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Idaho
Idaho Housing & Finance Association,
3.000%, 05/01/2042 (Callable 05/01/2032)
(Insured by SCH BD GTY)	$500,000	$372,025
Total Idaho
(Cost $375,468)		372,025	0.3%
Illinois
Chicago Board of Education:
0.000%, 12/01/2023 (Insured by NATL)	300,000	295,074
0.000%, 12/01/2025 (Insured by NATL)	500,000	453,251
5.500%, 12/01/2026 (Insured by NATL)	60,000	62,088
5.250%, 04/01/2034 (Callable 04/01/2033)	375,000	419,524
Chicago Midway International Airport,
5.000%, 01/01/2029 (Callable 01/01/2026)	365,000	374,510
Chicago O’Hare International Airport:
5.750%, 01/01/2038 (Callable 07/31/2023)	150,000	150,580
5.500%, 01/01/2055 (Callable 01/01/2032)	300,000	322,067
Chicago Transit Authority,
5.250%, 12/01/2049 (Callable 12/01/2024)	500,000	507,165
City of Chicago IL:
0.000%, 01/01/2027
(ETM) (Insured by NATL)	100,000	89,465
5.000%, 11/01/2029 (Callable 11/01/2026)	1,050,000	1,099,723
Cook County Community
College District No. 508:
5.250%, 12/01/2026 (Callable 12/01/2023)	400,000	401,424
5.250%, 12/01/2028 (Callable 12/01/2023)	75,000	75,227
County of Du Page IL,
3.000%, 05/15/2047 (Callable 05/15/2030)	1,100,000	797,892
Exceptional Children Have Opportunities,
4.000%, 12/01/2035 (Callable 12/01/2029)	150,000	153,765
Illinois Finance Authority:
5.000%, 11/01/2031 (Callable 11/01/2026)	135,000	137,772
5.000%, 02/15/2036 (Callable 02/15/2027)	400,000	419,488
5.000%, 02/15/2037 (Callable 08/15/2027)	775,000	769,355
4.125%, 11/15/2037 (Callable 11/15/2025)	60,000	57,936
5.000%, 11/15/2039 (Callable 05/15/2025)	300,000	303,240
5.625%, 08/01/2053 (Callable 08/01/2033)(3)	500,000	500,928
Illinois Sports Facilities Authority,
5.000%, 06/15/2030	500,000	510,199
Illinois State Toll Highway Authority:
5.000%, 01/01/2041 (Callable 07/01/2033)	250,000	277,063
5.000%, 01/01/2045 (Callable 01/01/2031)	580,000	618,692
Joliet Park District,
4.000%, 02/01/2033
(Callable 07/31/2023) (Insured by AGM)	100,000	100,063
Metropolitan Pier & Exposition Authority:
0.000%, 06/15/2029 (Insured by NATL)	100,000	79,883
0.000%, 12/15/2034 (Insured by NATL)	500,000	315,255
Sangamon & Christian Counties
Community Unit School District No. 3A,
5.500%, 02/01/2038
(Callable 02/01/2032) (Insured by BAM)	450,000	500,420
State of Illinois,
5.000%, 03/01/2027	200,000	210,979
Upper Illinois River Valley
Development Authority,
5.000%, 01/01/2045 (Callable 01/01/2027)(3)	200,000	184,406
Village of Romeoville IL,
5.000%, 10/01/2035 (Callable 04/01/2025)	300,000	301,607
Will County Community
High School District No. 210:
0.000%, 01/01/2027	95,000	82,665
4.000%, 01/01/2034
(Callable 01/01/2029) (Insured by AGM)	100,000	102,029
Winnebago County Community
Unit School District No. 320,
5.000%, 02/01/2032 (Insured by AGM)	400,000	442,468
Total Illinois
(Cost $11,023,422)		11,116,203	8.8%
Indiana
Indiana Finance Authority,
2.500%, 11/01/2030	100,000	87,438
Indiana Health & Educational
Facilities Financing Authority,
5.000%, 11/15/2046 (Callable 11/15/2026)	100,000	101,916
Indianapolis Local Public
Improvement Bond Bank,
5.250%, 02/01/2048 (Callable 08/01/2033)	1,000,000	1,111,781
St. Joseph County Airport Authority,
0.010%, 07/01/2028 (Insured by BAM)	155,000	128,721
Total Indiana
(Cost $1,446,426)		1,429,856	1.1%
Iowa
City of Coralville IA,
4.000%, 06/01/2025 (Callable 06/01/2024)	100,000	98,420
City of Stuart IA,
4.750%, 06/01/2026 (Callable 06/01/2025)	680,000	679,924
Iowa Finance Authority,
7.500%, 01/01/2032
(Callable 01/01/2030)(3)	250,000	237,836
Iowa Higher Education Loan Authority,
5.375%, 10/01/2052 (Callable 10/01/2030)	500,000	516,558
PEFA, Inc.,
5.000%, 09/01/2049 (Callable 06/01/2026)
(Mandatory Tender Date 09/01/2026)(1)	230,000	234,510
Total Iowa
(Cost $1,766,587)		1,767,248	1.4%
Kansas
City of Coffeyville KS,
5.000%, 06/01/2025 (Insured by NATL)(3)	100,000	99,643
Wyandotte County-Kansas
City Unified Government,
0.000%, 12/01/2027 (Insured by NATL)	285,000	236,948
Total Kansas
(Cost $346,958)		336,591	0.3%
Kentucky
Garrard County School District Finance Corp.,
5.000%, 08/01/2037
(Callable 08/01/2031) (Insured by BAM)	810,000	882,274
Kentucky Economic
Development Finance Authority:
0.000%, 10/01/2027 (Insured by NATL)	125,000	106,467
4.000%, 07/01/2031 (Callable 07/01/2025)	100,000	98,034
5.000%, 07/01/2033 (Callable 07/01/2025)	200,000	202,786
5.000%, 01/01/2045 (Callable 07/01/2025)	200,000	200,031
The accompanying notes are an integral part of these financial statements.

Baird Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Kentucky Public Energy Authority:
4.000%, 01/01/2049 (Callable 10/01/2024)
(Mandatory Tender Date 01/01/2025)(1)	$500,000	$499,951
4.607%, 12/01/2049 (1 Month LIBOR
USD + 1.120%) (Callable 03/01/2025)
(Mandatory Tender Date 06/01/2025)(2)	50,000	49,730
Total Kentucky
(Cost $2,074,510)		2,039,273	1.6%
Louisiana
Plaquemines Port Harbor & Terminal District,
4.000%, 03/15/2025
(Mandatory Tender Date 03/15/2024)(1)	250,000	249,707
Total Louisiana
(Cost $250,000)		249,707	0.2%
Maine
City of Lewiston ME,
1.375%, 02/15/2033 (Callable 02/15/2028)	345,000	266,499
Maine Health & Higher
Educational Facilities Authority,
5.000%, 07/01/2037
(Callable 07/01/2030) (Insured by ST AID)	600,000	634,605
Total Maine
(Cost $904,342)		901,104	0.7%
Maryland
Maryland Community
Development Administration,
4.700%, 03/01/2046
(Callable 03/01/2031) (Insured by GNMA)	400,000	402,046
Maryland Economic Development Corp.,
5.000%, 06/01/2030 (Callable 06/01/2028)	500,000	526,199
Maryland Health & Higher
Educational Facilities Authority:
5.000%, 01/01/2030	100,000	106,997
5.250%, 07/01/2033
(Callable 07/01/2030)(3)(6)	590,000	591,692
Total Maryland
(Cost $1,627,527)		1,626,934	1.3%
Massachusetts
Massachusetts Development Finance Agency:
5.000%, 10/01/2024	150,000	150,686
5.000%, 07/15/2025(3)	50,000	49,956
5.000%, 07/01/2028 (Callable 07/01/2026)	500,000	513,515
5.000%, 07/01/2044 (Callable 07/01/2027)	500,000	505,270
Massachusetts Educational Financing Authority:
2.000%, 07/01/2037 (Callable 07/01/2031)	400,000	337,341
4.250%, 07/01/2044 (Callable 07/01/2033)	400,000	395,711
Town of Middleton MA,
2.000%, 12/15/2038 (Callable 12/15/2030)	1,520,000	1,112,318
Total Massachusetts
(Cost $3,142,555)		3,064,797	2.4%
Michigan
Allegan Public School District,
5.000%, 05/01/2037
(Callable 05/01/2033) (Insured by Q-SBLF)	250,000	281,302
Flat Rock Community School District,
5.000%, 05/01/2041
(Callable 05/01/2032) (Insured by Q-SBLF)	350,000	379,190
Flint Hospital Building Authority,
5.000%, 07/01/2023	345,000	345,000
Fraser Public School District:
5.000%, 05/01/2038
(Callable 05/01/2033) (Insured by Q-SBLF)	400,000	445,049
5.000%, 05/01/2039
(Callable 05/01/2033) (Insured by Q-SBLF)	180,000	197,308
5.000%, 05/01/2048
(Callable 05/01/2033) (Insured by Q-SBLF)	475,000	505,805
Michigan Finance Authority:
4.500%, 10/01/2029 (Callable 10/01/2024)	370,000	369,816
5.000%, 07/01/2044 (Callable 07/01/2024)	300,000	300,093
Michigan Strategic Fund,
5.000%, 12/31/2043 (Callable 12/31/2028)	305,000	307,615
Rockford Public Schools,
5.000%, 05/01/2040
(Callable 05/01/2033) (Insured by Q-SBLF)	500,000	550,186
Walled Lake Consolidated School District,
5.000%, 05/01/2047
(Callable 05/01/2032) (Insured by Q-SBLF)	1,000,000	1,075,670
Total Michigan
(Cost $4,752,050)		4,757,034	3.8%
Minnesota
Housing & Redevelopment
Authority of the City of St. Paul MN,
5.000%, 12/01/2036 (Callable 12/01/2030)	150,000	148,549
Minnesota Higher Education
Facilities Authority,
4.000%, 10/01/2040 (Callable 10/01/2030)	105,000	101,969
Minnesota Housing Finance Agency:
4.500%, 01/01/2043
(Callable 01/01/2033) (Insured by GNMA)(6)	500,000	501,889
4.250%, 01/01/2049
(Callable 01/01/2028) (Insured by GNMA)	160,000	159,551
Roseville Independent School District No. 623,
4.000%, 04/01/2032 (Callable 04/01/2030)	200,000	201,579
Total Minnesota
(Cost $1,150,432)		1,113,537	0.9%
Mississippi
City of Gulfport MS,
5.000%, 07/01/2026	100,000	102,731
County of Hinds MS,
4.000%, 11/01/2034 (Callable 11/01/2025)	100,000	100,912
County of Lafayette MS,
4.000%, 06/01/2028 (Callable 06/01/2027)	135,000	135,833
Mississippi Development Bank:
5.000%, 11/01/2030 (Callable 11/01/2027)	100,000	102,155
5.250%, 03/01/2045 (Callable 03/01/2028)	150,000	152,515
Total Mississippi
(Cost $631,520)		594,146	0.5%
Missouri
City of Kansas City MO,
0.000%, 02/01/2029	210,000	171,232
City of St. Louis MO,
5.000%, 07/01/2039 (Callable 07/01/2029)	300,000	318,687
Clay County School District No. 40,
5.000%, 04/01/2039 (Callable 04/01/2033)	600,000	637,205
Health & Educational Facilities
Authority of the State of Missouri:
5.000%, 02/01/2025 (Callable 02/01/2024)	30,000	30,051
4.000%, 08/01/2025	150,000	146,530
5.000%, 11/15/2033 (Callable 11/15/2030)	360,000	391,026

The accompanying notes are an integral part of these financial statements.

Baird Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Industrial Development
Authority of University City,
5.500%, 06/15/2042 (Callable 06/15/2033)	$500,000	$499,982
Joplin Schools,
2.000%, 03/01/2032
(Callable 03/01/2029) (Insured by BAM)	600,000	513,137
Missouri Housing Development Commission,
2.350%, 11/01/2046
(Callable 05/01/2030) (Insured by GNMA)	1,000,000	695,889
St. Louis Land Clearance
for Redevelopment Authority:
4.250%, 06/01/2026	80,000	79,884
3.875%, 10/01/2035 (Callable 10/01/2029)	440,000	359,816
5.000%, 04/01/2038 (Callable 04/01/2027)	1,000,000	1,029,227
St. Louis Municipal Finance Corp.,
5.000%, 10/01/2045
(Callable 10/01/2030) (Insured by AGM)	1,000,000	1,049,955
Total Missouri
(Cost $5,991,225)		5,922,621	4.7%
Montana
Montana Facility Finance Authority,
5.000%, 07/01/2030 (Callable 07/01/2028)	500,000	522,949
Total Montana
(Cost $530,593)		522,949	0.4%
Nevada
Carson City NV,
5.000%, 09/01/2031 (Callable 09/01/2027)	495,000	520,043
Total Nevada
(Cost $516,333)		520,043	0.4%
New Hampshire
New Hampshire Business Finance Authority:
4.375%, 09/20/2036	493,740	483,583
4.500%, 06/01/2053
(Callable 06/01/2033) (Insured by BAM)	500,000	492,704
Total New Hampshire
(Cost $958,039)		976,287	0.8%
New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2024(3)	85,000	84,413
Borough of Woodbury Heights NJ,
4.000%, 12/01/2024
(Callable 07/31/2023) (Insured by AGC)	20,000	20,012
New Jersey Economic Development Authority,
5.250%, 07/01/2026 (Insured by NATL)	500,000	523,166
New Jersey Housing &
Mortgage Finance Agency,
5.000%, 10/01/2063 (Insured by HUD)	500,000	495,721
South Jersey Transportation Authority,
5.250%, 11/01/2052
(Callable 11/01/2032) (Insured by BAM)	500,000	548,770
Township of Willingboro NJ,
2.125%, 09/01/2033 (Callable 09/01/2028)	225,000	192,655
Total New Jersey
(Cost $1,848,133)		1,864,737	1.5%
New York
Albany County Capital Resource Corp.,
3.100%, 07/01/2030	100,000	87,126
Amherst Industrial Development Agency,
3.900%, 04/01/2026 (Mandatory Tender
Date 04/01/2025) (Insured by FHA)(1)	400,000	400,068
Brookhaven Local Development Corp.:
5.000%, 11/01/2024	45,000	45,237
1.625%, 11/01/2025	25,000	23,368
City of New York NY,
2.350%, 10/01/2046
(Optional Put Date 07/03/2023)(1)	1,000,000	1,000,000
Huntington Local Development Corp.,
4.000%, 07/01/2027	250,000	238,796
Monroe County Industrial Development Corp.,
4.840%, 11/01/2040 (Insured by FNMA)	996,891	1,016,515
New York City Housing Development Corp.,
3.000%, 02/15/2048 (Callable 05/15/2024)	500,000	490,112
New York City Industrial Development Agency,
4.918%, 03/01/2025 (CPI YOY + 0.870%)
(Insured by FGIC)(2)	100,000	100,768
New York State Dormitory Authority,
5.000%, 03/15/2048 (Callable 09/15/2028)	250,000	265,374
New York State Housing Finance Agency,
3.600%, 11/01/2062 (Callable 06/01/2025)
(Mandatory Tender Date 05/01/2027)
(Insured by SONYMA)(1)	500,000	499,388
New York Transportation Development Corp.,
4.000%, 10/01/2030	600,000	598,132
Onondaga Civic Development Corp.:
5.000%, 10/01/2023	100,000	100,109
5.000%, 10/01/2040 (Callable 10/01/2025)	75,000	69,047
Schenectady County Capital Resource Corp.,
5.250%, 07/01/2052 (Callable 07/01/2032)	350,000	385,642
Town of Hempstead NY,
2.125%, 06/15/2041 (Callable 06/15/2029)	1,000,000	725,935
Town of Ramapo NY,
3.750%, 03/01/2030 (Callable 07/21/2023)	50,000	45,479
Triborough Bridge & Tunnel Authority,
4.500%, 05/15/2047 (Callable 11/15/2032)	500,000	513,673
Westchester County Local Development Corp.,
2.875%, 07/01/2026(3)	500,000	476,718
Total New York
(Cost $7,070,021)		7,081,487	5.6%
North Carolina
Greater Asheville Regional Airport Authority:
5.250%, 07/01/2038
(Callable 07/01/2032) (Insured by AGM)	350,000	383,418
5.500%, 07/01/2047
(Callable 07/01/2032) (Insured by AGM)	500,000	546,524
North Carolina Housing Finance Agency,
2.850%, 07/01/2040 (Callable 07/01/2029)	460,000	373,040
North Carolina Medical Care Commission,
5.000%, 01/01/2038 (Callable 01/01/2026)	250,000	248,725
Winston-Salem State University,
4.250%, 06/01/2032 (Callable 06/01/2024)	50,000	49,270
Total North Carolina
(Cost $1,577,250)		1,600,977	1.3%
North Dakota
City of Horace ND,
5.000%, 05/01/2048 (Callable 05/01/2031)	500,000	492,474
City of Mandan ND,
3.000%, 09/01/2036 (Callable 09/01/2024)	200,000	174,217
County of Ward ND:
5.000%, 06/01/2029 (Callable 06/01/2028)	200,000	193,473
5.000%, 06/01/2031 (Callable 06/01/2028)	300,000	286,909

The accompanying notes are an integral part of these financial statements.

Baird Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Williston Parks & Recreation District,
4.500%, 03/01/2025 (Callable 07/17/2023)	$50,000	$49,172
Total North Dakota
(Cost $1,230,843)		1,196,245	1.0%
Ohio
Akron Bath Copley Joint
Township Hospital District,
5.000%, 11/15/2031 (Callable 11/15/2030)	100,000	106,787
Cleveland-Cuyahoga County Port Authority,
5.500%, 08/01/2052 (Callable 08/01/2032)	350,000	370,840
County of Hamilton OH,
5.000%, 02/01/2028 (Callable 02/01/2024)	550,000	550,302
County of Montgomery OH,
3.000%, 08/01/2034 (Callable 02/01/2031)	100,000	92,105
Ohio Air Quality Development Authority,
4.000%, 09/01/2030
(Mandatory Tender Date 06/01/2027)(1)	520,000	515,483
Ohio Higher Educational Facility Commission,
6.510%, 12/01/2023 (CPI YOY + 1.120%)
(Insured by FGIC)(2)	170,000	171,832
Ohio Housing Finance Agency:
2.900%, 09/01/2045
(Callable 03/01/2029) (Insured by GNMA)	800,000	708,364
3.750%, 09/01/2050
(Callable 03/01/2029) (Insured by GNMA)	55,000	54,195
Ohio Turnpike & Infrastructure Commission,
5.700%, 02/15/2034
(Callable 02/15/2031)(5)	95,000	113,366
Port of Greater Cincinnati
Development Authority,
5.000%, 05/01/2025
(Callable 11/01/2023)(3)	600,000	596,850
State of Ohio,
2.450%, 01/15/2051
(Optional Put Date 07/03/2023)(1)	500,000	500,000
Warren County Port Authority,
4.000%, 12/01/2053 (Callable 12/01/2031)	100,000	79,076
Total Ohio
(Cost $3,947,890)		3,859,200	3.1%
Oklahoma
Tulsa Industrial Authority,
5.000%, 10/01/2023	25,000	24,990
Total Oklahoma
(Cost $25,136)		24,990	0.0%
Oregon
Clackamas County Hospital Facility Authority,
5.000%, 05/15/2024	165,000	164,619
Deschutes County Administrative
School District No. 1,
5.000%, 06/15/2040 (Callable 06/15/2033)
(Insured by SCH BD GTY)	1,175,000	1,332,773
Port of Portland OR,
5.000%, 07/01/2028	425,000	452,531
Salem Hospital Facility Authority,
5.000%, 05/15/2034 (Callable 05/15/2029)	50,000	54,114
Yamhill County Hospital Authority:
1.750%, 11/15/2026 (Callable 07/21/2023)	210,000	196,785
2.500%, 11/15/2028 (Callable 07/21/2023)	250,000	213,896
Total Oregon
(Cost $2,396,511)		2,414,718	1.9%
Pennsylvania
Chester County Industrial
Development Authority,
5.000%, 08/01/2035 (Callable 08/01/2023)	135,000	133,191
East Hempfield Township Industrial
Development Authority,
5.000%, 12/01/2027 (Callable 12/01/2025)	400,000	412,610
Highlands School District,
5.000%, 04/15/2032 (Insured by AGM)	610,000	686,673
Lancaster County Hospital Authority,
5.000%, 11/01/2040
(Callable 11/01/2029)	275,000	290,099
Mckeesport Area School District,
0.000%, 10/01/2033 (Insured by AGM)	400,000	268,872
Montgomery County Industrial
Development Authority,
4.100%, 04/01/2053
(Mandatory Tender Date 04/03/2028)(1)	250,000	254,630
Pennsylvania Economic Development
Financing Authority:
0.000%, 01/01/2039 (County Guaranteed)	140,000	67,700
5.000%, 06/30/2042 (Callable 06/30/2026)	300,000	301,588
Pennsylvania Higher Educational
Facilities Authority,
5.000%, 07/01/2035 (Callable 07/01/2026)	150,000	146,173
Pennsylvania Turnpike Commission:
0.000%, 12/01/2040
(Callable 06/01/2029)(5)	75,000	75,345
5.000%, 12/01/2048 (Callable 12/01/2028)	40,000	41,852
Philadelphia Authority for
Industrial Development:
5.000%, 06/15/2032 (Callable 06/15/2030)	340,000	339,504
5.250%, 11/01/2052 (Callable 11/01/2032)	250,000	265,576
Sayre Health Care Facilities Authority,
4.155%, 12/01/2031 (3 Month LIBOR
USD + 0.830%) (Callable 07/31/2023)(2)	500,000	472,108
State Public School Building Authority:
5.000%, 12/01/2029
(Callable 12/01/2026) (Insured by AGM)	925,000	977,152
0.000%, 05/15/2030 (Insured by NATL)	200,000	155,956
Total Pennsylvania
(Cost $4,982,193)		4,889,029	3.9%
Puerto Rico
Puerto Rico Sales Tax Financing Corp.,
4.750%, 07/01/2053 (Callable 07/01/2028)	300,000	285,866
Total Puerto Rico
(Cost $292,860)		285,866	0.2%
Rhode Island
Providence Redevelopment Agency,
5.000%, 04/01/2027 (Callable 04/01/2025)	410,000	416,146
Total Rhode Island
(Cost $421,056)		416,146	0.3%
South Carolina
Patriots Energy Group Financing Agency,
4.000%, 10/01/2048 (Callable 11/01/2023)
(Mandatory Tender Date 02/01/2024)(1)	605,000	605,063
Scago Educational Facilities Corp.
for Colleton School District,
5.000%, 12/01/2023	740,000	743,235
Scago Educational Facilities Corp.
for Spartanburg School District No. 1,
3.375%, 06/01/2030 (Callable 06/01/2025)	100,000	98,948

The accompanying notes are an integral part of these financial statements.

Baird Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
South Carolina Jobs-Economic
Development Authority:
4.000%, 08/15/2030 (Callable 08/15/2026)	$100,000	$99,960
5.250%, 08/15/2033 (Callable 08/15/2026)	150,000	155,911
Spartanburg County School District No. 4,
5.250%, 03/01/2052
(Callable 03/01/2032) (Insured by SCSDE)	1,000,000	1,107,124
Three Rivers Solid Waste Authority,
0.000%, 10/01/2025	750,000	688,988
Total South Carolina
(Cost $3,511,729)		3,499,229	2.8%
South Dakota
City of Rapid City SD:
5.000%, 12/01/2026	220,000	224,631
4.000%, 12/01/2035 (Callable 12/01/2029)	125,000	120,921
South Dakota Health &
Educational Facilities Authority,
4.000%, 11/01/2034 (Callable 11/01/2024)	600,000	592,685
Total South Dakota
(Cost $956,681)		938,237	0.7%
Tennessee
Chattanooga Health Educational
& Housing Facility Board,
5.000%, 08/01/2033 (Callable 08/01/2029)	250,000	268,515
Tennessee Housing Development Agency,
3.850%, 07/01/2043 (Callable 07/01/2027)	220,000	219,868
Total Tennessee
(Cost $484,753)		488,383	0.4%
Texas
Abilene Convention Center
Hotel Development Corp.,
4.000%, 10/01/2050 (Callable 10/01/2031)	220,000	164,537
Arlington Higher Education Finance Corp.:
4.000%, 08/01/2033
(Callable 08/01/2028) (PSF Guaranteed)	125,000	127,903
4.000%, 08/15/2036
(Callable 08/15/2031) (PSF Guaranteed)	440,000	445,165
Arlington Housing Finance Corp.,
4.500%, 04/01/2041 (Callable 04/01/2026)
(Mandatory Tender Date 04/01/2027)(1)	1,015,000	1,033,150
Austin-Bergstrom Landhost Enterprises, Inc.,
5.000%, 10/01/2035 (Callable 10/01/2027)	100,000	103,104
Brazoria County Toll Road Authority,
0.000%, 03/01/2038 (Callable 03/01/2030)
(County Guaranteed)(5)	55,000	51,646
Brazos Higher Education Authority, Inc.,
2.350%, 04/01/2040 (Callable 04/01/2030)	5,000	4,962
Brushy Creek Regional Utility Authority, Inc.,
4.000%, 08/01/2031 (Callable 08/01/2026)	400,000	407,735
City of Magnolia TX,
5.700%, 09/01/2046(3)	50,000	48,791
Clifton Higher Education Finance Corp.:
6.000%, 03/01/2029
(Callable 03/01/2024)(5)	385,000	387,323
5.750%, 08/15/2038 (Callable 08/15/2025)	10,000	10,055
El Paso Housing Finance Corp.,
4.500%, 03/01/2026 (Mandatory Tender
Date 03/01/2025) (Insured by HUD)(1)	500,000	505,204
Far North Fort Worth Municipal
Utility District No. 1,
4.000%, 09/01/2037
(Callable 10/01/2029) (Insured by BAM)	350,000	342,093
Harris County Cultural Education
Facilities Finance Corp.,
2.770%, 12/01/2049 (SIFMA Municipal
Swap Index + 0.570%) (Callable 06/01/2024)
(Mandatory Tender Date 12/04/2024)(2)	40,000	40,064
Harris County-Houston Sports Authority,
0.000%, 11/15/2025 (Insured by NATL)	500,000	454,643
Katy Independent School District,
4.000%, 02/15/2053
(Callable 02/15/2032) (PSF Guaranteed)	750,000	724,696
Love Field Airport Modernization Corp.,
4.000%, 11/01/2035
(Callable 11/01/2031) (Insured by AGM)	500,000	500,960
Matagorda County Navigation District No. 1:
2.600%, 11/01/2029	575,000	518,493
4.400%, 05/01/2030 (Insured by AMBAC)	70,000	71,198
Mckinney Municipal Utility District No. 1,
3.375%, 09/01/2034
(Callable 05/01/2030) (Insured by BAM)	260,000	253,561
Montgomery County Municipal
Utility District No. 88,
4.250%, 09/01/2047
(Callable 09/01/2029) (Insured by AGM)	500,000	487,658
Northwest Harris County
Municipal Utility District No. 5,
2.500%, 05/01/2028
(Callable 05/01/2024) (Insured by BAM)	350,000	331,537
Port Beaumont Navigation District,
4.000%, 01/01/2050
(Callable 07/31/2023)(3)	500,000	356,768
Port of Port Arthur Navigation District,
3.050%, 04/01/2040
(Optional Put Date 07/03/2023)(1)	1,000,000	1,000,000
Tarrant County Cultural
Education Facilities Finance Corp.:
2.250%, 11/15/2025	150,000	141,494
5.000%, 11/15/2027 (Callable 11/15/2026)	510,000	516,390
Tarrant County Hospital District,
4.000%, 08/15/2043 (Callable 08/15/2032)	250,000	245,674
Texas Department of Housing
& Community Affairs,
3.750%, 09/01/2049
(Callable 09/01/2028) (Insured by GNMA)	655,000	614,573
Texas Municipal Gas Acquisition
& Supply Corp. I,
6.250%, 12/15/2026	65,000	67,730
Texas Municipal Gas Acquisition
& Supply Corp. II,
4.130%, 09/15/2027
(3 Month LIBOR USD + 0.870%)(2)	220,000	220,057
Texas Municipal Gas Acquisition
& Supply Corp. III,
5.000%, 12/15/2024	625,000	632,135
Viridian Municipal Management District,
6.250%, 12/01/2049
(Callable 12/01/2029)	375,000	386,725
Total Texas
(Cost $11,255,653)		11,196,024	8.9%
Utah
City of Salt Lake City UT:
5.000%, 07/01/2034 (Callable 07/01/2027)	500,000	525,348
5.000%, 07/01/2043 (Callable 07/01/2028)	455,000	468,745

The accompanying notes are an integral part of these financial statements.

Baird Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Utah Charter School Finance Authority,
4.000%, 10/15/2051 (Callable 10/15/2031)
(Insured by UT CSCE)	$790,000	$697,045
Utah Housing Corp.:
6.000%, 12/21/2052 (Insured by GNMA)	745,897	772,444
6.500%, 05/21/2053 (Insured by GNMA)	499,538	519,155
Total Utah
(Cost $2,999,472)		2,982,737	2.4%
Vermont
Vermont Student Assistance Corp.,
5.000%, 06/15/2026	500,000	516,741
Total Vermont
(Cost $513,949)		516,741	0.4%
Virginia
Chesapeake Bay Bridge & Tunnel District,
5.500%, 07/01/2025
(ETM) (Insured by NATL)	1,000,000	1,014,684
Farmville Industrial Development Authority,
5.375%, 07/01/2053 (Callable 07/01/2028)
(Mandatory Tender Date 07/01/2043)
(Insured by AGM)	150,000	156,984
Federal Home Loan Mortgage Corp. (FHLMC),
2.550%, 06/15/2035	472,461	393,454
Toll Road Investors Partnership II LP,
0.000%, 02/15/2025 (Insured by NATL)(3)	500,000	444,396
Virginia Port Authority,
5.000%, 07/01/2030 (Callable 07/01/2026)	750,000	777,851
Virginia Small Business Financing Authority,
5.250%, 10/01/2029 (Callable 10/01/2024)	520,000	528,955
Total Virginia
(Cost $3,347,643)		3,316,324	2.6%
Washington
City of Lynnwood WA,
4.750%, 12/01/2042 (Callable 12/01/2032)	435,000	460,442
King County Housing Authority,
4.000%, 11/01/2036
(Callable 11/01/2029) (County Guaranteed)	600,000	598,768
Pend Oreille County Public
Utility District No. 1,
5.000%, 01/01/2038 (Callable 01/01/2029)	150,000	153,785
Port of Seattle WA:
4.000%, 08/01/2036 (Callable 08/01/2031)	300,000	297,474
5.500%, 08/01/2047 (Callable 08/01/2032)	250,000	271,470
Snohomish County Housing Authority,
4.000%, 04/01/2033 (Callable 04/01/2031)	500,000	512,993
State of Washington,
5.000%, 02/01/2045 (Callable 02/01/2033)	1,000,000	1,108,920
Tacoma Metropolitan Park District,
5.000%, 12/01/2024	1,000,000	1,011,341
Washington Health Care Facilities Authority:
3.600%, 01/01/2035 (SIFMA Municipal
Swap Index + 1.400%) (Callable 07/01/2024)
(Mandatory Tender Date 01/01/2025)(2)	90,000	90,035
5.000%, 08/15/2037 (Callable 02/15/2028)	300,000	306,631
5.000%, 08/01/2049 (Callable 08/01/2029)	250,000	256,081
Total Washington
(Cost $5,106,641)		5,067,940	4.0%
Wisconsin
Boscobel Area School District,
5.000%, 03/01/2038
(Callable 03/01/2031) (Insured by BAM)(6)	735,000	796,221
County of Waushara WI,
4.500%, 06/01/2027 (Callable 06/01/2025)	500,000	511,687
Howard-Suamico School District,
1.625%, 03/01/2031 (Callable 03/01/2028)	750,000	633,810
Palmyra-Eagle Area School District,
3.000%, 03/01/2025 (Callable 07/31/2023)	75,000	71,963
Public Finance Authority:
5.000%, 10/01/2023(3)	75,000	74,953
5.000%, 05/15/2026
(Callable 05/15/2025)(3)	250,000	247,560
3.250%, 01/01/2029	130,000	120,199
0.000%, 09/01/2029
(Callable 09/01/2026)(3)	750,000	469,391
5.000%, 10/01/2044 (Callable 04/01/2029)	250,000	258,069
5.250%, 07/01/2053 (Callable 07/01/2033)	300,000	299,548
Wisconsin Health &
Educational Facilities Authority:
5.000%, 03/01/2028 (Callable 03/01/2024)	300,000	294,880
5.500%, 12/01/2052 (Callable 12/01/2032)	250,000	270,859
Wisconsin Housing & Economic
Development Authority:
3.500%, 07/01/2025 (Insured by HUD)(3)	50,000	47,887
2.450%, 11/01/2046
(Callable 05/01/2030) (Insured by HUD)	1,500,000	1,008,663
Total Wisconsin
(Cost $5,083,418)		5,105,690	4.1%
Wyoming
Carbon County Specific Purpose
Tax Joint Powers Board,
5.000%, 06/15/2025	100,000	102,529
Sublette County Hospital District,
5.000%, 06/15/2026(6)	500,000	500,026
Total Wyoming
(Cost $605,746)		602,555	0.5%
Total Long-Term Investments
(Cost $127,507,851)		126,963,196	100.9%
The accompanying notes are an integral part of these financial statements.

Baird Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Short-Term Investments

			% of
	Shares	Value	Net Assets
Money Market Mutual Funds
Federated Hermes Institutional Tax-Free
Cash Trust, Premier Shares, 4.04%(4)	1,309,280	$1,309,280
First American Government Obligations
Fund, Class U, 5.03%(4)	17,944	17,944
Total Short-Term Investments
(Cost $1,327,224)		1,327,224	1.1%
Total Investments
(Cost $128,835,075)		128,290,420	102.0%
Liabilities in Excess of Other Assets		(2,462,159)	(2.0)%
TOTAL NET ASSETS		$125,828,261	100.0%
Notes to Schedule of Investments
AGC – Assured Guaranty Corp.
AGM – Assured Guaranty Municipal
AMBAC – Ambac Assurance Corp.
BAM – Build America Mutual Assurance Co.
FGIC – Financial Guaranty Insurance Company
FHA – Federal Housing Administration
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
HUD – US Department of Housing and Development
NATL – National Public Finance Guarantee Corp.
Q-SBLF – Qualified School Building Loan Fund
SCH BD GTY – School Board Guaranty
SD CRED PROG – State Credit Enhancement Program
SONYMA – State of New York Mortgage Agency
SCSDE – South Carolina School District
ST AID – State Aid Intercept/Withholding
UT CSCE – Utah Charter School Credit Enhancement Program
CPI YOY – Consumer Price Index – Year-Over-Year
ETM – Escrowed to Maturity
LIBOR – London Inter-bank Offered Rate
PSF – Permanent School Fund
SIFMA – Securities Industry and Financial Markets Association
(1)	Variable rate security. The rate reported is the rate in effect as of June 30, 2023.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate as of the last reset date in effect as of June 30, 2023.
(3)
Includes securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2023, the value of these securities totaled $8,703,424, which represented 6.92% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2023.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

The accompanying notes are an integral part of these financial statements.

Baird Municipal Bond Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$126,963,196	$—	$126,963,196
Total Long-Term Investments	—	126,963,196	—	126,963,196
Short-Term Investments
Money Market Mutual Funds	1,327,224	—	—	1,327,224
Total Short-Term Investments	1,327,224	—	—	1,327,224
Total Investments	$1,327,224	$126,963,196	$—	$128,290,420

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Additional Information on Fund Expenses
June 30, 2023 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur ongoing costs, such as management fees; distribution and/or service (12b-1) fees; and other fund expenses.  Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/23 – 6/30/23).

Actual Expenses
The third and fourth columns of the following tables provide information about account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The fifth and sixth columns of the following tables provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only.  Therefore, the sixth column of the tables (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds.

Actual vs. Hypothetical Returns

					Hypothetical (5% return
			Actual		before expenses)
		Beginning	Ending		Ending
	Fund’s Annualized	Account Value	Account Value	Expenses Paid	Account Value	Expenses Paid
	Expense Ratio(1)	1/1/23	6/30/23	During Period(1)	6/30/23	During Period(1)
Baird Ultra Short Bond Fund
Institutional Class	0.15%	$1,000.00	$1,024.40	$0.75	$1,024.05	$0.75
Investor Class	0.40%	$1,000.00	$1,023.00	$2.01	$1,022.81	$2.01

Baird Short-Term Bond Fund
Institutional Class	0.30%	$1,000.00	$1,015.50	$1.50	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,014.30	$2.75	$1,022.07	$2.76

Baird Intermediate Bond Fund
Institutional Class	0.30%	$1,000.00	$1,017.70	$1.50	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,015.70	$2.75	$1,022.07	$2.76

Baird Aggregate Bond Fund
Institutional Class	0.30%	$1,000.00	$1,024.30	$1.51	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,022.20	$2.76	$1,022.07	$2.76

Baird Core Plus Bond Fund
Institutional Class	0.30%	$1,000.00	$1,025.90	$1.51	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,024.40	$2.76	$1,022.07	$2.76

Baird Short-Term Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$1,013.60	$1.50	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,012.40	$2.74	$1,022.07	$2.76

Baird Strategic Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$1,028.70	$1.51	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,027.50	$2.76	$1,022.07	$2.76

Baird Quality Intermediate Municipal
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,012.90	$1.50	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,011.40	$2.74	$1,022.07	$2.76

Baird Core Intermediate Municipal
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,020.20	$1.50	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,019.00	$2.75	$1,022.07	$2.76

Baird Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$1,030.00	$1.51	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,028.80	$2.77	$1,022.07	$2.76

(1)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, 181 days and divided by 365 to reflect the one-half year period.

Statements of Assets and Liabilities
June 30, 2023 (Unaudited)

	Baird	Baird	Baird	Baird	Baird
	Ultra Short	Short-Term	Intermediate	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
ASSETS:
Investments, at value (Cost $6,064,439,614, $9,708,585,021,
$7,982,001,561, $43,801,663,094 and $27,020,188,172, respectively)	$6,049,766,710	$9,417,396,412	$7,534,811,561	$39,716,140,181	$24,388,312,847
Interest receivable	31,824,029	80,340,303	52,507,775	261,243,013	189,238,729
Receivable for investments sold	—	39,816,278	—	245,911,710	—
Receivable for Fund shares sold	339,347,366	9,234,559	22,439,314	106,258,230	55,255,522
Uninvested cash	366,508	—	—	—	1,550
Prepaid expenses and other assets	—	—	141,816	137,551	7,519
Total assets	6,421,304,613	9,546,787,552	7,609,900,466	40,329,690,685	24,632,816,167
LIABILITIES:
Payable for investments purchased	215,067,925	371,768,379	161,793,658	969,023,699	162,519,821
Payable for Fund shares redeemed	4,958,285	23,735,808	6,110,069	28,204,189	163,660,496
Payable to Advisor, net (Note 5)	483,914	1,898,908	1,520,346	7,945,647	4,994,694
Accrued administration fees (Note 5)	241,990	383,898	304,634	1,589,894	998,950
Accrued Rule 12b-1 fees (Note 7)	13,336	71,008	28,535	335,484	379,853
Total liabilities	220,765,450	397,858,001	169,757,242	1,007,098,913	332,553,814
NET ASSETS	$6,200,539,163	$9,148,929,551	$7,440,143,224	$39,322,591,772	$24,300,262,353
NET ASSETS CONSIST OF:
Paid-in capital	$6,232,504,520	$9,751,128,199	$8,161,339,787	$44,653,182,701	$27,577,239,181
Total accumulated deficit	(31,965,357)	(602,198,648)	(721,196,563)	(5,330,590,929)	(3,276,976,828)
NET ASSETS	$6,200,539,163	$9,148,929,551	$7,440,143,224	$39,322,591,772	$24,300,262,353
INSTITUTIONAL CLASS SHARES
Net Assets	$6,127,487,371	$8,983,143,771	$7,373,770,914	$38,408,472,482	$23,245,923,470
Shares outstanding ($0.01 par value, unlimited shares authorized)	610,514,872	973,856,873	729,657,464	3,968,345,409	2,333,604,461
Net asset value, offering and redemption price per share	$10.04	$9.22	$10.11	$9.68	$9.96
INVESTOR CLASS SHARES
Net Assets	$73,051,792	$165,785,780	$66,372,310	$914,119,290	$1,054,338,883
Shares outstanding ($0.01 par value, unlimited shares authorized)	7,259,728	17,978,011	6,249,098	90,930,951	100,975,923
Net asset value, offering and redemption price per share	$10.06	$9.22	$10.62	$10.05	$10.44

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2023 (Unaudited)

			Baird	Baird
	Baird	Baird	Quality	Core
	Short-Term	Strategic	Intermediate	Intermediate	Baird
	Municipal	Municipal	Municipal	Municipal	Municipal
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
ASSETS:
Investments, at value (Cost $1,706,692,664, $639,907,200,
$1,110,257,280, $2,670,577,874 and $128,835,075, respectively)	$1,665,907,749	$630,995,205	$1,083,644,825	$2,614,752,886	$128,290,420
Interest receivable	15,268,243	6,255,267	10,600,396	27,530,593	1,243,107
Receivable for investments sold	14,671,642	1,734,444	2,801,967	145,367	225,528
Receivable for Fund shares sold	5,877,915	3,511,484	1,142,316	5,592,212	757,447
Receivable for matured bonds	1,250,000	2,375,000	—	—	500,000
Deposits with broker for futures contracts	—	147,501	—	—	—
Uninvested cash	—	—	—	1,644	—
Prepaid expenses and other assets	4,732	—	3	12,569	28
Total assets	1,702,980,281	645,018,901	1,098,189,507	2,648,035,271	131,016,530
LIABILITIES:
Payable for investments purchased	31,300,133	13,476,128	6,797,485	16,101,091	5,146,307
Payable for Fund shares redeemed	5,423,529	1,119,883	1,579,248	3,007,609	9,227
Payable to Advisor, net (Note 5)	345,334	128,323	225,405	537,439	24,674
Accrued administration fees (Note 5)	69,067	118,663	45,081	107,500	4,935
Accrued Rule 12b-1 fees (Note 7)	27,120	6,196	67,617	9,062	3,126
Total liabilities	37,165,183	14,849,193	8,714,836	19,762,701	5,188,269
NET ASSETS	$1,665,815,098	$630,169,708	$1,089,474,671	$2,628,272,570	$125,828,261
NET ASSETS CONSIST OF:
Paid-in capital	$1,764,273,837	$651,125,308	$1,163,056,054	$2,730,249,375	$128,608,581
Total accumulated deficit	(98,458,739)	(20,955,600)	(73,581,383)	(101,976,805)	(2,780,320)
NET ASSETS	$1,665,815,098	$630,169,708	$1,089,474,671	$2,628,272,570	$125,828,261
INSTITUTIONAL CLASS SHARES
Net Assets	$1,603,414,782	$612,844,049	$1,041,234,849	$2,590,100,863	$119,970,576
Shares outstanding ($0.01 par value, unlimited shares authorized)	162,674,506	60,722,766	94,986,433	254,962,233	12,223,357
Net asset value, offering and redemption price per share	$9.86	$10.09	$10.96	$10.16	$9.81
INVESTOR CLASS SHARES
Net Assets	$62,400,316	$17,325,659	$48,239,822	$38,171,707	$5,857,685
Shares outstanding ($0.01 par value, unlimited shares authorized)	6,341,530	1,716,984	4,286,714	3,759,527	597,248
Net asset value, offering and redemption price per share	$9.84	$10.09	$11.25	$10.15	$9.81

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Period Ended June 30, 2023 (Unaudited)

	Baird	Baird	Baird	Baird	Baird
	Ultra Short	Short-Term	Intermediate	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income, net of paydowns	$122,114,888	$158,617,717	$119,355,909	$672,047,726	$443,715,964
Other income	40,195	328,042	298,500	648,913	287,709
Total investment income	122,155,083	158,945,759	119,654,409	672,696,639	444,003,673

EXPENSES:
Investment advisory fees (Note 5)	7,090,545	11,349,403	8,913,818	46,280,668	29,319,782
Administration fees (Note 5)	1,418,109	2,269,881	1,782,763	9,256,133	5,863,956
Rule 12b-1 fees – Investor Class Shares (Note 7)	105,590	246,033	79,411	1,043,776	1,308,387
Total expenses	8,614,244	13,865,317	10,775,992	56,580,577	36,492,125
Fee waiver by Advisor (Note 5)	(4,254,327)	—	—	—	—
Net expenses	4,359,917	—	—	—	—
NET INVESTMENT INCOME	117,795,166	145,080,442	108,878,417	616,116,062	407,511,548

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(3,163,988)	(55,778,892)	(71,547,601)	(252,872,784)	(111,536,656)
Net change in unrealized appreciation on investments	22,555,208	54,115,707	77,655,966	463,749,921	295,464,956
Net realized and unrealized gain (loss) on investments	19,391,220	(1,663,185)	6,108,365	210,877,137	183,928,300
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$137,186,386	$143,417,257	$114,986,782	$826,993,199	$591,439,848

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Period Ended June 30, 2023 (Unaudited)

			Baird	Baird
	Baird	Baird	Quality	Core
	Short-Term	Strategic	Intermediate	Intermediate	Baird
	Municipal	Municipal	Municipal	Municipal	Municipal
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income	$24,248,034	$9,810,077	$15,207,122	$40,422,655	$1,814,462
Total investment income	24,248,034	9,810,077	15,207,122	40,422,655	1,814,462

EXPENSES:
Investment advisory fees (Note 5)	2,107,071	689,476	1,387,330	3,128,388	115,822
Administration fees (Note 5)	421,414	137,895	277,466	625,677	23,165
Interest expense (Note 6)	—	25	—	—	—
Rule 12b-1 fees – Investor Class Shares (Note 7)	82,220	18,936	51,032	52,287	6,415
Total expenses	2,610,705	846,332	1,715,828	3,806,352	145,402
NET INVESTMENT INCOME	21,637,329	8,963,745	13,491,294	36,616,303	1,669,060

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(11,040,069)	577,244	(6,619,753)	(8,170,476)	(346,247)
Futures contracts	—	354,259	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	12,400,986	4,829,280	6,888,686	20,463,339	1,093,175
Futures contracts	—	(101,306)	—	—	—
Net realized and unrealized gain on investments	1,360,917	5,659,477	268,933	12,292,863	746,928
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,998,246	$14,623,222	$13,760,227	$48,909,166	$2,415,988

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Baird Ultra Short Bond Fund		Baird Short-Term Bond Fund
	Six Months Ended		Six Months Ended
	June 30, 2023	Year Ended	June 30, 2023	Year Ended
	(Unaudited)	December 31, 2022	(Unaudited)	December 31, 2022
OPERATIONS:
Net investment income	$117,795,166	$81,273,584	$145,080,442	$165,908,820
Net realized loss on investments	(3,163,988)	(9,717,166)	(55,778,892)	(254,007,629)
Net change in unrealized appreciation (depreciation) on investments	22,555,208	(26,291,187)	54,115,707	(309,605,768)
Net increase (decrease) in net assets resulting from operations	137,186,386	45,265,231	143,417,257	(397,704,577)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,372,791,666	5,151,744,331	1,655,788,825	3,778,175,889
Shares issued to holders in reinvestment of distributions	102,605,826	81,671,057	128,588,094	152,694,426
Cost of shares redeemed	(1,910,157,073)	(6,635,885,368)	(1,602,071,459)	(5,136,435,328)
Net increase (decrease) in net assets resulting from capital share transactions	565,240,419	(1,402,469,980)	182,305,460	(1,205,565,013)

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(108,034,426)	(87,591,687)	(138,374,693)	(167,714,327)
Investor Class	(1,463,529)	(1,276,605)	(2,774,178)	(3,523,701)
Total net distributions to shareholders	(109,497,955)	(88,868,292)	(141,148,871)	(171,238,028)

TOTAL INCREASE (DECREASE) IN NET ASSETS	592,928,850	(1,446,073,041)	184,573,846	(1,774,507,618)

NET ASSETS:
Beginning of period	5,607,610,313	7,053,683,354	8,964,355,705	10,738,863,323
End of period	$6,200,539,163	$5,607,610,313	$9,148,929,551	$8,964,355,705

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Baird Intermediate Bond Fund		Baird Aggregate Bond Fund
	Six Months Ended		Six Months Ended
	June 30, 2023	Year Ended	June 30, 2023	Year Ended
	(Unaudited)	December 31, 2022	(Unaudited)	December 31, 2022
OPERATIONS:
Net investment income	$108,878,417	$145,373,769	$616,116,062	$884,588,943
Net realized loss on investments	(71,547,601)	(201,837,334)	(252,872,784)	(895,602,951)
Net change in unrealized appreciation (depreciation) on investments	77,655,966	(563,129,596)	463,749,921	(5,301,736,772)
Net increase (decrease) in net assets resulting from operations	114,986,782	(619,593,161)	826,993,199	(5,312,750,780)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,110,276,766	3,016,470,885	7,344,842,389	11,664,210,933
Shares issued to holders in reinvestment of distributions	94,126,749	126,726,838	532,896,574	831,583,616
Cost of shares redeemed	(813,841,961)	(2,018,763,028)	(3,578,007,020)	(11,436,828,390)
Net increase in net assets resulting from capital share transactions	390,561,554	1,124,434,695	4,299,731,943	1,058,966,159

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(104,536,129)	(145,267,678)	(575,892,714)	(900,625,260)
Investor Class	(823,795)	(825,985)	(11,888,192)	(16,400,637)
Total net distributions to shareholders	(105,359,924)	(146,093,663)	(587,780,906)	(917,025,897)

TOTAL INCREASE (DECREASE) IN NET ASSETS	400,188,412	358,747,871	4,538,944,236	(5,170,810,518)

NET ASSETS:
Beginning of period	7,039,954,812	6,681,206,941	34,783,647,536	39,954,458,054
End of period	$7,440,143,224	$7,039,954,812	$39,322,591,772	$34,783,647,536

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Baird Core Plus Bond Fund		Baird Short-Term Municipal Bond Fund
	Six Months Ended		Six Months Ended
	June 30, 2023	Year Ended	June 30, 2023	Year Ended
	(Unaudited)	December 31, 2022	(Unaudited)	December 31, 2022
OPERATIONS:
Net investment income	$407,511,548	$685,346,165	$21,637,329	$32,143,881
Net realized loss on investments	(111,536,656)	(487,341,184)	(11,040,069)	(47,128,258)
Net change in unrealized appreciation (depreciation) on investments	295,464,956	(3,821,826,740)	12,400,986	(72,671,094)
Net increase (decrease) in net assets resulting from operations	591,439,848	(3,623,821,759)	22,998,246	(87,655,471)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,539,760,158	5,516,171,299	343,259,949	1,692,061,716
Shares issued to holders in reinvestment of distributions	360,869,511	651,747,060	15,139,587	23,012,924
Cost of shares redeemed	(2,137,180,188)	(8,771,298,217)	(461,735,069)	(2,128,711,604)
Net increase (decrease) in net assets resulting from capital share transactions	1,763,449,481	(2,603,379,858)	(103,335,533)	(413,636,964)

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(372,868,238)	(675,060,211)	(20,325,475)	(30,930,374)
Investor Class	(15,330,549)	(31,303,480)	(741,603)	(1,121,192)
Total net distributions to shareholders	(388,198,787)	(706,363,691)	(21,067,078)	(32,051,566)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,966,690,542	(6,933,565,308)	(101,404,365)	(533,344,001)

NET ASSETS:
Beginning of period	22,333,571,811	29,267,137,119	1,767,219,463	2,300,563,464
End of period	$24,300,262,353	$22,333,571,811	$1,665,815,098	$1,767,219,463

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

			Baird Quality Intermediate
	Baird Strategic Municipal Bond Fund		Municipal Bond Fund
	Six Months Ended		Six Months Ended
	June 30, 2023	Year Ended	June 30, 2023	Year Ended
	(Unaudited)	December 31, 2022	(Unaudited)	December 31, 2022
OPERATIONS:
Net investment income	$8,963,745	$8,624,615	$13,491,294	$25,687,671
Net realized gain (loss) on investments and futures	931,503	(13,302,908)	(6,619,753)	(28,730,038)
Net change in unrealized appreciation (depreciation)
on investments and futures	4,727,974	(17,057,248)	6,888,686	(90,334,500)
Net increase (decrease) in net assets resulting from operations	14,623,222	(21,735,541)	13,760,227	(93,376,867)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	188,433,822	475,706,389	160,647,906	813,043,520
Shares issued to holders in reinvestment of distributions	8,167,802	8,250,455	11,742,205	22,811,318
Cost of shares redeemed	(53,838,250)	(325,367,747)	(197,119,357)	(1,188,546,488)
Net increase (decrease) in net assets resulting from capital share transactions	142,763,374	158,589,097	(24,729,246)	(352,691,650)

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(8,453,939)	(8,469,135)	(12,742,204)	(24,886,321)
Investor Class	(223,021)	(157,066)	(443,346)	(864,715)
Total net distributions to shareholders	(8,676,960)	(8,626,201)	(13,185,550)	(25,751,036)

TOTAL INCREASE (DECREASE) IN NET ASSETS	148,709,636	128,227,355	(24,154,569)	(471,819,553)

NET ASSETS:
Beginning of period	481,460,072	353,232,717	1,113,629,240	1,585,448,793
End of period	$630,169,708	$481,460,072	$1,089,474,671	$1,113,629,240

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Baird Core Intermediate
	Municipal Bond Fund		Baird Municipal Bond Fund
	Six Months Ended		Six Months Ended
	June 30, 2023	Year Ended	June 30, 2023	Year Ended
	(Unaudited)	December 31, 2022	(Unaudited)	December 31, 2022
OPERATIONS:
Net investment income	$36,616,303	$40,069,912	$1,669,060	$1,314,034
Net realized loss on investments	(8,170,476)	(39,517,721)	(346,247)	(1,980,641)
Net change in unrealized appreciation (depreciation) on investments	20,463,339	(111,608,035)	1,093,175	(2,574,152)
Net increase (decrease) in net assets resulting from operations	48,909,166	(111,055,844)	2,415,988	(3,240,759)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	581,217,280	2,707,781,167	74,487,248	57,743,925
Shares issued to holders in reinvestment of distributions	30,062,574	30,661,901	1,368,587	1,126,834
Cost of shares redeemed	(484,738,934)	(1,672,955,500)	(10,603,628)	(32,272,377)
Net increase in net assets resulting from capital share transactions	126,540,920	1,065,487,568	65,252,207	26,598,382

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(35,115,927)	(39,031,327)	(1,516,263)	(1,223,767)
Investor Class	(541,671)	(663,365)	(78,883)	(81,592)
Total net distributions to shareholders	(35,657,598)	(39,694,692)	(1,595,146)	(1,305,359)

TOTAL INCREASE IN NET ASSETS	139,792,488	914,737,032	66,073,049	22,052,264

NET ASSETS:
Beginning of period	2,488,480,082	1,573,743,050	59,755,212	37,702,948
End of period	$2,628,272,570	$2,488,480,082	$125,828,261	$59,755,212

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Ultra Short Bond Fund – Institutional Class

	Six Months Ended
	June 30, 2023		Year Ended December 31,
	(Unaudited)		2022	2021		2020	2019		2018
Per Share Data:
Net asset value, beginning of period	$9.99		$10.05	$10.08		$10.06	$10.01		$10.03
Income from investment operations:
Net investment income(1)	0.21		0.13	0.04		0.12	0.26		0.23
Net realized and unrealized gains (losses) on investments	0.03		(0.03)	(0.02)		0.05 (2)	0.05		(0.04)
Total from investment operations	0.24		0.10	0.02		0.17	0.31		0.19
Less distributions:
Distributions from net investment income	(0.19)		(0.16)	(0.05)		(0.14)	(0.26)		(0.21)
Distributions from net realized gains	—		—	(0.00	)(3)	(0.01)	(0.00	)(3)	—
Total distributions	(0.19)		(0.16)	(0.05)		(0.15)	(0.26)		(0.21)
Net asset value, end of period	$10.04		$9.99	$10.05		$10.08	$10.06		$10.01
Total return	2.44	%(4)	0.96%	0.20%		1.66%	3.11%		1.95%
Supplemental data and ratios:
Net assets, end of period (millions)	$6,127.5		$5,515.0	$6,889.5		$4,456.4	$1,701.0		$1,031.5
Ratio of expenses to average net assets	0.15	%(5)	0.15%	0.15%		0.15%	0.15%		0.15%
Ratio of expenses to average net assets (before waivers)	0.30	%(5)	0.30%	0.30%		0.30%	0.30%		0.30%
Ratio of net investment income to average net assets	4.16	%(5)	1.34%	0.38%		1.24%	2.61%		2.24%
Ratio of net investment income to average net assets (before waivers)	4.01	%(5)	1.19%	0.23%		1.09%	2.46%		2.09%
Portfolio turnover rate(6)	58	%(4)	104%	96%		92%	70%		66%

(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Ultra Short Bond Fund – Investor Class

	Six Months Ended
	June 30, 2023		Year Ended December 31,
	(Unaudited)		2022	2021		2020	2019		2018
Per Share Data:
Net asset value, beginning of period	$10.01		$10.07	$10.10		$10.05	$10.00		$10.03
Income from investment operations:
Net investment income(1)	0.19		0.11	0.01		0.10	0.24		0.20
Net realized and unrealized gains (losses) on investments	0.04		(0.04)	(0.01)		0.07 (2)	0.04		(0.04)
Total from investment operations	0.23		0.07	—		0.17	0.28		0.16
Less distributions:
Distributions from net investment income	(0.18)		(0.13)	(0.03)		(0.11)	(0.23)		(0.19)
Distributions from net realized gains	—		—	(0.00	)(3)	(0.01)	(0.00	)(3)	—
Total distributions	(0.18)		(0.13)	(0.03)		(0.12)	(0.23)		(0.19)
Net asset value, end of period	$10.06		$10.01	$10.07		$10.10	$10.05		$10.00
Total return	2.30	%(4)	0.70%	(0.05)%		1.66%	2.87%		1.60%
Supplemental data and ratios:
Net assets, end of period (millions)	$73.1		$92.7	$164.2		$122.7	$32.5		$15.6
Ratio of expenses to average net assets	0.40	%(5)	0.40%	0.40%		0.40%	0.40%		0.40%
Ratio of expenses to average net assets (before waivers)	0.55	%(5)	0.55%	0.55%		0.55%	0.55%		0.55%
Ratio of net investment income to average net assets	3.91	%(5)	1.09%	0.13%		0.99%	2.36%		1.99%
Ratio of net investment income (loss) to average net assets (before waivers)	3.76	%(5)	0.94%	(0.02)%		0.84%	2.21%		1.84%
Portfolio turnover rate(6)	58	%(4)	104%	96%		92%	70%		66%

(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Bond Fund – Institutional Class

	Six Months Ended
	June 30, 2023		Year Ended December 31,
	(Unaudited)		2022		2021	2020	2019	2018
Per Share Data:
Net asset value, beginning of period	$9.22		$9.74		$9.92	$9.77	$9.57	$9.64
Income from investment operations:
Net investment income(1)	0.15		0.16		0.10	0.18	0.24	0.21
Net realized and unrealized gains (losses) on investments	(0.01)		(0.51)		(0.14)	0.23	0.20	(0.07)
Total from investment operations	0.14		(0.35)		(0.04)	0.41	0.44	0.14
Less distributions:
Distributions from net investment income	(0.14)		(0.17)		(0.11)	(0.19)	(0.24)	(0.21)
Distributions from net realized gains	—		(0.00	)(2)	(0.03)	(0.07)	—	—
Total distributions	(0.14)		(0.17)		(0.14)	(0.26)	(0.24)	(0.21)
Net asset value, end of period	$9.22		$9.22		$9.74	$9.92	$9.77	$9.57
Total return	1.55	%(3)	(3.64)%		(0.42)%	4.23%	4.68%	1.49%
Supplemental data and ratios:
Net assets, end of period (millions)	$8,983.1		$8,747.4		$10,486.4	$8,790.5	$6,469.1	$5,596.2
Ratio of expenses to average net assets	0.30	%(4)	0.30%		0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.20	%(4)	1.67%		1.05%	1.87%	2.50%	2.21%
Portfolio turnover rate(5)	49	%(3)	77%		67%	64%	64%	58%
(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Bond Fund – Investor Class

	Six Months Ended
	June 30, 2023		Year Ended December 31,
	(Unaudited)		2022		2021	2020	2019	2018
Per Share Data:
Net asset value, beginning of period	$9.22		$9.74		$9.91	$9.77	$9.57	$9.64
Income from investment operations:
Net investment income(1)	0.14		0.13		0.08	0.16	0.22	0.19
Net realized and unrealized gains (losses) on investments	(0.01)		(0.51)		(0.13)	0.21	0.20	(0.07)
Total from investment operations	0.13		(0.38)		(0.05)	0.37	0.42	0.12
Less distributions:
Distributions from net investment income	(0.13)		(0.14)		(0.09)	(0.16)	(0.22)	(0.19)
Distributions from net realized gains	—		(0.00	)(2)	(0.03)	(0.07)	—	—
Total distributions	(0.13)		(0.14)		(0.12)	(0.23)	(0.22)	(0.19)
Net asset value, end of period	$9.22		$9.22		$9.74	$9.91	$9.77	$9.57
Total return	1.43	%(3)	(3.88)%		(0.57)%	3.86%	4.42%	1.24%
Supplemental data and ratios:
Net assets, end of period (millions)	$165.8		$216.9		$252.5	$192.7	$182.4	$145.0
Ratio of expenses to average net assets	0.55	%(4)	0.55%		0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	2.95	%(4)	1.42%		0.80%	1.62%	2.25%	1.96%
Portfolio turnover rate(5)	49	%(3)	77%		67%	64%	64%	58%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Intermediate Bond Fund – Institutional Class

	Six Months Ended
	June 30, 2023		Year Ended December 31,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Data:
Net asset value, beginning of period	$10.08		$11.27	$11.69	$11.27	$10.80	$11.01
Income from investment operations:
Net investment income(1)	0.15		0.22	0.18	0.25	0.29	0.27
Net realized and unrealized gains (losses) on investments	0.03		(1.19)	(0.34)	0.58	0.46	(0.21)
Total from investment operations	0.18		(0.97)	(0.16)	0.83	0.75	0.06
Less distributions:
Distributions from net investment income	(0.15)		(0.22)	(0.18)	(0.25)	(0.28)	(0.27)
Distributions from net realized gains	—		—	(0.08)	(0.16)	—	—
Total distributions	(0.15)		(0.22)	(0.26)	(0.41)	(0.28)	(0.27)
Net asset value, end of period	$10.11		$10.08	$11.27	$11.69	$11.27	$10.80
Total return	1.77	%(2)	(8.64)%	(1.41)%	7.42%	7.05%	0.58%
Supplemental data and ratios:
Net assets, end of period (millions)	$7,373.8		$6,980.6	$6,639.0	$5,264.4	$4,342.1	$3,264.9
Ratio of expenses to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.06	%(3)	2.11%	1.54%	2.17%	2.57%	2.51%
Portfolio turnover rate(4)	25	%(2)	47%	51%	37%	26%	32%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Intermediate Bond Fund – Investor Class

	Six Months Ended
	June 30, 2023		Year Ended December 31,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Data:
Net asset value, beginning of period	$10.59		$11.83	$12.26	$11.80	$11.29	$11.50
Income from investment operations:
Net investment income(1)	0.15		0.20	0.16	0.23	0.27	0.25
Net realized and unrealized gains (losses) on investments	0.02		(1.25)	(0.36)	0.61	0.50	(0.22)
Total from investment operations	0.17		(1.05)	(0.20)	0.84	0.77	0.03
Less distributions:
Distributions from net investment income	(0.14)		(0.19)	(0.15)	(0.22)	(0.26)	(0.24)
Distributions from net realized gains	—		—	(0.08)	(0.16)	—	—
Total distributions	(0.14)		(0.19)	(0.23)	(0.38)	(0.26)	(0.24)
Net asset value, end of period	$10.62		$10.59	$11.83	$12.26	$11.80	$11.29
Total return	1.57	%(2)	(8.88)%	(1.68)%	7.16%	6.83%	0.30%
Supplemental data and ratios:
Net assets, end of period (millions)	$66.4		$59.3	$42.2	$55.2	$52.2	$47.3
Ratio of expenses to average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	2.81	%(3)	1.86%	1.29%	1.92%	2.32%	2.26%
Portfolio turnover rate(4)	25	%(2)	47%	51%	37%	26%	32%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Aggregate Bond Fund – Institutional Class

	Six Months Ended
	June 30, 2023		Year Ended December 31,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Data:
Net asset value, beginning of period	$9.60		$11.37	$11.77	$11.21	$10.53	$10.87
Income from investment operations:
Net investment income(1)	0.16		0.25	0.19	0.25	0.30	0.29
Net realized and unrealized gains (losses) on investments	0.07		(1.76)	(0.36)	0.71	0.69	(0.33)
Total from investment operations	0.23		(1.51)	(0.17)	0.96	0.99	(0.04)
Less distributions:
Distributions from net investment income	(0.15)		(0.26)	(0.22)	(0.27)	(0.31)	(0.30)
Distributions from net realized gains	—		—	(0.01)	(0.13)	—	—
Total distributions	(0.15)		(0.26)	(0.23)	(0.40)	(0.31)	(0.30)
Net asset value, end of period	$9.68		$9.60	$11.37	$11.77	$11.21	$10.53
Total return	2.43	%(2)	(13.35)%	(1.46)%	8.63%	9.48%	(0.30)%
Supplemental data and ratios:
Net assets, end of period (millions)	$38,408.5		$34,102.5	$39,050.1	$31,874.6	$21,857.4	$14,897.5
Ratio of expenses to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.33	%(3)	2.46%	1.66%	2.13%	2.74%	2.77%
Portfolio turnover rate(4)	20	%(2)	43%	39%	35%	31%	24%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Aggregate Bond Fund – Investor Class

	Six Months Ended
	June 30, 2023		Year Ended December 31,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Data:
Net asset value, beginning of period	$9.97		$11.79	$12.20	$11.60	$10.89	$11.23
Income from investment operations:
Net investment income(1)	0.16		0.23	0.17	0.23	0.28	0.27
Net realized and unrealized gains (losses) on investments	0.06		(1.82)	(0.38)	0.74	0.71	(0.33)
Total from investment operations	0.22		(1.59)	(0.21)	0.97	0.99	(0.06)
Less distributions:
Distributions from net investment income	(0.14)		(0.23)	(0.19)	(0.24)	(0.28)	(0.28)
Distributions from net realized gains	—		—	(0.01)	(0.13)	—	—
Total distributions	(0.14)		(0.23)	(0.20)	(0.37)	(0.28)	(0.28)
Net asset value, end of period	$10.05		$9.97	$11.79	$12.20	$11.60	$10.89
Total return	2.22	%(2)	(13.52)%	(1.74)%	8.42%	9.17%	(0.54)%
Supplemental data and ratios:
Net assets, end of period (millions)	$914.1		$681.1	$904.3	$1,029.0	$786.4	$718.2
Ratio of expenses to average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.08	%(3)	2.21%	1.41%	1.88%	2.49%	2.52%
Portfolio turnover rate(4)	20	%(2)	43%	39%	35%	31%	24%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Plus Bond Fund – Institutional Class

	Six Months Ended
	June 30, 2023		Year Ended December 31,
	(Unaudited)		2022		2021	2020	2019	2018
Per Share Data:
Net asset value, beginning of period	$9.87		$11.67		$12.14	$11.56	$10.82	$11.22
Income from investment operations:
Net investment income(1)	0.17		0.29		0.26	0.29	0.33	0.33
Net realized and unrealized gains (losses) on investments	0.08		(1.79)		(0.38)	0.72	0.75	(0.39)
Total from investment operations	0.25		(1.50)		(0.12)	1.01	1.08	(0.06)
Less distributions:
Distributions from net investment income	(0.16)		(0.30)		(0.28)	(0.31)	(0.34)	(0.34)
Distributions from net realized gains	—		(0.00	)(2)	(0.07)	(0.12)	—	—
Total distributions	(0.16)		(0.30)		(0.35)	(0.43)	(0.34)	(0.34)
Net asset value, end of period	$9.96		$9.87		$11.67	$12.14	$11.56	$10.82
Total return	2.59	%(3)	(12.87)%		(1.02)%	8.80%	10.11%	(0.51)%
Supplemental data and ratios:
Net assets, end of period (millions)	$23,245.9		$21,288.5		$27,654.9	$26,805.5	$21,424.9	$15,635.3
Ratio of expenses to average net assets	0.30	%(4)	0.30%		0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.49	%(4)	2.82%		2.16%	2.46%	2.95%	3.01%
Portfolio turnover rate(5)	18	%(3)	29%		45%	33%	26%	26%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Plus Bond Fund – Investor Class

	Six Months Ended
	June 30, 2023		Year Ended December 31,
	(Unaudited)		2022		2021	2020	2019	2018
Per Share Data:
Net asset value, beginning of period	$10.34		$12.21		$12.68	$12.05	$11.28	$11.68
Income from investment operations:
Net investment income(1)	0.17		0.28		0.24	0.28	0.32	0.31
Net realized and unrealized gains (losses) on investments	0.08		(1.87)		(0.39)	0.74	0.76	(0.40)
Total from investment operations	0.25		(1.59)		(0.15)	1.02	1.08	(0.09)
Less distributions:
Distributions from net investment income	(0.15)		(0.28)		(0.25)	(0.28)	(0.31)	(0.31)
Distributions from net realized gains	—		(0.00	)(2)	(0.07)	(0.11)	—	—
Total distributions	(0.15)		(0.28)		(0.32)	(0.39)	(0.31)	(0.31)
Net asset value, end of period	$10.44		$10.34		$12.21	$12.68	$12.05	$11.28
Total return	2.44	%(3)	(13.09)%		(1.23)%	8.58%	9.69%	(0.74)%
Supplemental data and ratios:
Net assets, end of period (millions)	$1,054.3		$1,045.0		$1,612.2	$2,684.3	$2,500.0	$2,171.0
Ratio of expenses to average net assets	0.55	%(4)	0.55%		0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.24	%(4)	2.57%		1.91%	2.21%	2.70%	2.76%
Portfolio turnover rate(5)	18	%(3)	29%		45%	33%	26%	26%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Municipal Bond Fund – Institutional Class

	Six Months Ended
	June 30, 2023		Year Ended December 31,
	(Unaudited)		2022	2021		2020	2019	2018
Per Share Data:
Net asset value, beginning of period	$9.85		$10.39	$10.43		$10.26	$10.06	$10.08
Income from investment operations:
Net investment income(1)	0.13		0.16	0.12		0.17	0.20	0.20
Net realized and unrealized gains (losses) on investments	—		(0.54)	(0.04)		0.16	0.20	(0.03)
Total from investment operations	0.13		(0.38)	0.08		0.33	0.40	0.17
Less distributions:
Distributions from net investment income	(0.12)		(0.16)	(0.12)		(0.16)	(0.20)	(0.19)
Distributions from net realized gains	—		—	(0.00	)(2)	—	—	(0.00	)(2)
Total distributions	(0.12)		(0.16)	(0.12)		(0.16)	(0.20)	(0.19)
Net asset value, end of period	$9.86		$9.85	$10.39		$10.43	$10.26	$10.06
Total return	1.36	%(3)	(3.66)%	0.74%		3.25%	3.96%	1.75%
Supplemental data and ratios:
Net assets, end of period (millions)	$1,603.4		$1,695.5	$2,190.2		$1,520.0	$926.1	$281.2
Ratio of expenses to average net assets	0.30	%(4)	0.30%	0.30%		0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	2.58	%(4)	1.56%	1.10%		1.61%	1.96%	2.03%
Portfolio turnover rate(5)	20	%(3)	64%	44%		32%	34%	107%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Municipal Bond Fund – Investor Class

	Six Months Ended
	June 30, 2023		Year Ended December 31,
	(Unaudited)		2022	2021		2020	2019	2018
Per Share Data:
Net asset value, beginning of period	$9.83		$10.38	$10.41		$10.25	$10.04	$10.06
Income from investment operations:
Net investment income(1)	0.11		0.13	0.09		0.14	0.17	0.18
Net realized and unrealized gains (losses) on investments	0.01		(0.55)	(0.03)		0.15	0.21	(0.03)
Total from investment operations	0.12		(0.42)	0.06		0.29	0.38	0.15
Less distributions:
Distributions from net investment income	(0.11)		(0.13)	(0.09)		(0.13)	(0.17)	(0.17)
Distributions from net realized gains	—		—	(0.00	)(2)	—	—	(0.00	)(2)
Total distributions	(0.11)		(0.13)	(0.09)		(0.13)	(0.17)	(0.17)
Net asset value, end of period	$9.84		$9.83	$10.38		$10.41	$10.25	$10.04
Total return	1.24	%(3)	(4.01)%	0.59%		2.90%	3.81%	1.52%
Supplemental data and ratios:
Net assets, end of period (millions)	$62.4		$71.7	$110.4		$92.2	$89.6	$64.0
Ratio of expenses to average net assets	0.55	%(4)	0.55%	0.55%		0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	2.33	%(4)	1.31%	0.85%		1.36%	1.71%	1.78%
Portfolio turnover rate(5)	20	%(3)	64%	44%		32%	34%	107%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Strategic Municipal Bond Fund – Institutional Class

	Six Months Ended						Period Ended
	June 30, 2023		Year Ended December 31,				December 31,
	(Unaudited)		2022		2021	2020	2019(1)
Per Share Data:
Net asset value, beginning of period	$9.96		$10.74		$10.67	$10.07	$10.00
Income from investment operations:
Net investment income(2)	0.16		0.22		0.11	0.18	0.02
Net realized and unrealized gains (losses) on investments	0.12		(0.79)		0.14	0.66	0.07
Total from investment operations	0.28		(0.57)		0.25	0.84	0.09
Less distributions:
Distributions from net investment income	(0.15)		(0.21)		(0.12)	(0.17)	(0.02)
Distributions from net realized gains	—		(0.00	)(3)	(0.06)	(0.07)	—
Total distributions	(0.15)		(0.21)		(0.18)	(0.24)	(0.02)
Net asset value, end of period	$10.09		$9.96		$10.74	$10.67	$10.07
Total return	2.87	%(4)	(5.31)%		2.26%	8.39%	0.88	%(4)
Supplemental data and ratios:
Net assets, end of period (millions)	$612.8		$470.8		$345.0	$164.3	$12.0
Ratio of expenses to average net assets	0.30	%(5)	0.30%		0.30%	0.30%	0.30	%(5)
Ratio of net investment income to average net assets	3.26	%(5)	2.18%		1.07%	1.72%	1.60	%(5)
Portfolio turnover rate(6)	32	%(4)	89%		55%	119%	47	%(4)

(1)	Inception was close of business on November 15, 2019.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Strategic Municipal Bond Fund – Investor Class

	Six Months Ended						Period Ended
	June 30, 2023		Year Ended December 31,				December 31,
	(Unaudited)		2022		2021	2020	2019(1)
Per Share Data:
Net asset value, beginning of period	$9.96		$10.74		$10.67	$10.07	$10.00
Income from investment operations:
Net investment income(2)	0.15		0.19		0.09	0.15	0.02
Net realized and unrealized gains (losses) on investments	0.12		(0.79)		0.13	0.67	0.06
Total from investment operations	0.27		(0.60)		0.22	0.82	0.08
Less distributions:
Distributions from net investment income	(0.14)		(0.18)		(0.09)	(0.15)	(0.01)
Distributions from net realized gains	—		(0.00	)(3)	(0.06)	(0.07)	—
Total distributions	(0.14)		(0.18)		(0.15)	(0.22)	(0.01)
Net asset value, end of period	$10.09		$9.96		$10.74	$10.67	$10.07
Total return	2.75	%(4)	(5.55)%		2.00%	8.13%	0.85	%(4)
Supplemental data and ratios:
Net assets, end of period (thousands)	$17,325.7		$10,660.1		$8,262.3	$6,976.1	$27.4
Ratio of expenses to average net assets	0.55	%(5)	0.55%		0.55%	0.55%	0.55	%(5)
Ratio of net investment income to average net assets	3.01	%(5)	1.93%		0.82%	1.47%	1.35	%(5)
Portfolio turnover rate(6)	32	%(4)	89%		55%	119%	47	%(4)

(1)	Inception was close of business on November 15, 2019.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Quality Intermediate Municipal Bond Fund – Institutional Class

	Six Months Ended
	June 30, 2023		Year Ended December 31,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Data:
Net asset value, beginning of period	$10.95		$11.85	$12.03	$11.75	$11.38	$11.52
Income from investment operations:
Net investment income(1)	0.13		0.22	0.21	0.24	0.27	0.27
Net realized and unrealized gains (losses) on investments	0.01		(0.90)	(0.17)	0.28	0.37	(0.14)
Total from investment operations	0.14		(0.68)	0.04	0.52	0.64	0.13
Less distributions:
Distributions from net investment income	(0.13)		(0.22)	(0.22)	(0.24)	(0.27)	(0.27)
Total distributions	(0.13)		(0.22)	(0.22)	(0.24)	(0.27)	(0.27)
Net asset value, end of period	$10.96		$10.95	$11.85	$12.03	$11.75	$11.38
Total return	1.29	%(2)	(5.74)%	0.27%	4.43%	5.65%	1.19%
Supplemental data and ratios:
Net assets, end of period (millions)	$1,041.2		$1,083.0	$1,526.2	$1,449.2	$1,257.4	$1,009.2
Ratio of expenses to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	2.44	%(3)	1.94%	1.75%	2.03%	2.30%	2.39%
Portfolio turnover rate(4)	17	%(2)	33%	18%	15%	20%	40%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Quality Intermediate Municipal Bond Fund – Investor Class

	Six Months Ended
	June 30, 2023		Year Ended December 31,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Data:
Net asset value, beginning of period	$11.24		$12.16	$12.34	$12.04	$11.66	$11.80
Income from investment operations:
Net investment income(1)	0.12		0.19	0.18	0.22	0.24	0.25
Net realized and unrealized gains (losses) on investments	0.01		(0.92)	(0.18)	0.29	0.38	(0.15)
Total from investment operations	0.13		(0.73)	—	0.51	0.62	0.10
Less distributions:
Distributions from net investment income	(0.12)		(0.19)	(0.18)	(0.21)	(0.24)	(0.24)
Total distributions	(0.12)		(0.19)	(0.18)	(0.21)	(0.24)	(0.24)
Net asset value, end of period	$11.25		$11.24	$12.16	$12.34	$12.04	$11.66
Total return	1.14	%(2)	(5.99)%	0.02%	4.23%	5.33%	0.90%
Supplemental data and ratios:
Net assets, end of period (millions)	$48.2		$30.6	$59.2	$52.4	$85.1	$110.8
Ratio of expenses to average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	2.19	%(3)	1.69%	1.50%	1.78%	2.05%	2.14%
Portfolio turnover rate(4)	17	%(2)	33%	18%	15%	20%	40%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Intermediate Municipal Bond Fund – Institutional Class

	Six Months Ended
	June 30, 2023		Year Ended December 31,
	(Unaudited)		2022		2021	2020	2019	2018
Per Share Data:
Net asset value, beginning of period	$10.10		$10.96		$10.96	$10.65	$10.22	$10.32
Income from investment operations:
Net investment income(1)	0.15		0.21		0.16	0.23	0.25	0.23
Net realized and unrealized gains (losses) on investments	0.05		(0.88)		0.02 (2)	0.33	0.43	(0.10)
Total from investment operations	0.20		(0.67)		0.18	0.56	0.68	0.13
Less distributions:
Distributions from net investment income	(0.14)		(0.19)		(0.17)	(0.22)	(0.24)	(0.23)
Distributions from net realized gains	—		(0.00	)(3)	(0.01)	(0.03)	(0.01)	—
Total distributions	(0.14)		(0.19)		(0.18)	(0.25)	(0.25)	(0.23)
Net asset value, end of period	$10.16		$10.10		$10.96	$10.96	$10.65	$10.22
Total return	2.02	%(4)	(6.07)%		1.60%	5.26%	6.75%	1.30%
Supplemental data and ratios:
Net assets, end of period (millions)	$2,590.1		$2,449.7		$1,531.2	$842.2	$535.5	$378.1
Ratio of expenses to average net assets	0.30	%(5)	0.30%		0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	2.93	%(5)	2.01%		1.47%	2.09%	2.36%	2.30%
Portfolio turnover rate(6)	12	%(4)	59%		31%	35%	38%	70%
(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Intermediate Municipal Bond Fund – Investor Class

	Six Months Ended
	June 30, 2023		Year Ended December 31,
	(Unaudited)		2022		2021	2020	2019	2018
Per Share Data:
Net asset value, beginning of period	$10.09		$10.96		$10.95	$10.64	$10.22	$10.32
Income from investment operations:
Net investment income(1)	0.14		0.18		0.13	0.20	0.22	0.21
Net realized and unrealized gains (losses) on investments	0.05		(0.88)		0.03 (2)	0.33	0.43	(0.11)
Total from investment operations	0.19		(0.70)		0.16	0.53	0.65	0.10
Less distributions:
Distributions from net investment income	(0.13)		(0.17)		(0.14)	(0.19)	(0.22)	(0.20)
Distributions from net realized gains	—		(0.00	)(3)	(0.01)	(0.03)	(0.01)	—
Total distributions	(0.13)		(0.17)		(0.15)	(0.22)	(0.23)	(0.20)
Net asset value, end of period	$10.15		$10.09		$10.96	$10.95	$10.64	$10.22
Total return	1.90	%(4)	(6.40)%		1.44%	5.01%	6.40%	1.05%
Supplemental data and ratios:
Net assets, end of period (millions)	$38.2		$38.8		$42.5	$22.3	$5.9	$2.0
Ratio of expenses to average net assets	0.55	%(5)	0.55%		0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	2.68	%(5)	1.76%		1.22%	1.84%	2.11%	2.05%
Portfolio turnover rate(6)	12	%(4)	59%		31%	35%	38%	70%

(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Municipal Bond Fund – Institutional Class

	Six Months Ended					Period Ended
	June 30, 2023		Year Ended December 31,			December 31,
	(Unaudited)		2022	2021	2020	2019(1)
Per Share Data:
Net asset value, beginning of period	$9.68		$10.76	$10.67	$10.10	$10.00
Income from investment operations:
Net investment income(2)	0.18		0.26	0.20	0.23	0.02
Net realized and unrealized gains (losses) on investments	0.11		(1.09)	0.17	0.76	0.10
Total from investment operations	0.29		(0.83)	0.37	0.99	0.12
Less distributions:
Distributions from net investment income	(0.16)		(0.25)	(0.20)	(0.21)	(0.02)
Distributions from net realized gains	—		—	(0.08)	(0.21)	—
Total distributions	(0.16)		(0.25)	(0.28)	(0.42)	(0.02)
Net asset value, end of period	$9.81		$9.68	$10.76	$10.67	$10.10
Total return	3.00	%(3)	(7.73)%	3.46%	9.95%	1.19	%(3)
Supplemental data and ratios:
Net assets, end of period (millions)	$120.0		$55.7	$34.5	$20.3	$7.4
Ratio of expenses to average net assets	0.30	%(4)	0.30%	0.30%	0.30%	0.30	%(4)
Ratio of net investment income to average net assets	3.62	%(4)	2.63%	1.83%	2.20%	1.69	%(4)
Portfolio turnover rate(5)	39	%(3)	76%	38%	124%	46	%(3)

(1)	Inception was close of business on November 15, 2019.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Municipal Bond Fund – Investor Class

	Six Months Ended					Period Ended
	June 30, 2023		Year Ended December 31,			December 31,
	(Unaudited)		2022	2021	2020	2019(1)
Per Share Data:
Net asset value, beginning of period	$9.68		$10.74	$10.66	$10.10	$10.00
Income from investment operations:
Net investment income(2)	0.16		0.24	0.17	0.21	0.02
Net realized and unrealized gains (losses) on investments	0.12		(1.08)	0.16	0.75	0.10
Total from investment operations	0.28		(0.84)	0.33	0.96	0.12
Less distributions:
Distributions from net investment income	(0.15)		(0.22)	(0.17)	(0.19)	(0.02)
Distributions from net realized gains	—		—	(0.08)	(0.21)	—
Total distributions	(0.15)		(0.22)	(0.25)	(0.40)	(0.02)
Net asset value, end of period	$9.81		$9.68	$10.74	$10.66	$10.10
Total return	2.88	%(3)	(7.78)%	3.12%	9.58%	1.16	%(3)
Supplemental data and ratios:
Net assets, end of period (thousands)	$5,857.7		$4,055.6	$3,193.3	$1,624.8	$29.1
Ratio of expenses to average net assets	0.55	%(4)	0.55%	0.55%	0.55%	0.55	%(4)
Ratio of net investment income to average net assets	3.37	%(4)	2.38%	1.58%	1.95%	1.44	%(4)
Portfolio turnover rate(5)	39	%(3)	76%	38%	124%	46	%(3)

(1)	Inception was close of business on November 15, 2019.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements
June 30, 2023 (Unaudited)

1.	Organization
Baird Funds, Inc. (the “Company”) was incorporated on June 9, 2000, as a Wisconsin corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund, Baird Short-Term Municipal Bond Fund, Baird Strategic Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund, Baird Core Intermediate Municipal Bond Fund, and Baird Municipal Bond Fund (each, a “Fund” and collectively, the “Funds”), ten of the fifteen active funds in the series comprising the Company.  Pursuant to the 1940 Act, the Funds in this report are “diversified” series of the Company.  Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) serves as investment advisor to the Funds.

The following table presents the class-specific inception dates for each of the Funds:

Inception Date
Fund	Institutional Class	Investor Class
Baird Ultra Short Bond Fund	December 31, 2013	December 31, 2013
Baird Short-Term Bond Fund	August 31, 2004	September 19, 2012
Baird Intermediate Bond Fund	September 29, 2000	September 29, 2000
Baird Aggregate Bond Fund	September 29, 2000	September 29, 2000
Baird Core Plus Bond Fund	September 29, 2000	September 29, 2000
Baird Short-Term Municipal Bond Fund	August 31, 2015	August 31, 2015
Baird Strategic Municipal Bond Fund	November 15, 2019	November 15, 2019
Baird Quality Intermediate Municipal Bond Fund	March 30, 2001	March 30, 2001
Baird Core Intermediate Municipal Bond Fund	August 31, 2015	August 31, 2015
Baird Municipal Bond Fund	November 15, 2019	November 15, 2019

Institutional Class shares are not subject to a distribution and service (12b-1) fee, while Investor Class shares are subject to a distribution and service (12b-1) fee of 0.25%.  See Note 7.

The investment objective of the Baird Ultra Short Bond Fund is to seek current income consistent with preservation of capital.

The investment objective of the Baird Short-Term Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg 1-3 Year U.S. Government/Credit Index. The Fund’s benchmark index, the Bloomberg 1-3 Year U.S. Government/Credit Index, is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and three years.

The investment objective of the Baird Intermediate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg Intermediate U.S. Government/Credit Index.  The Fund’s benchmark index, the Bloomberg Intermediate U.S. Government/Credit Index, is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.

The investment objective of the Baird Aggregate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg U.S. Aggregate Index.  The Fund’s benchmark index, the Bloomberg U.S. Aggregate Index, is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed debt obligations, with maturities of at least one year.

The investment objective of the Baird Core Plus Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg U.S. Universal Index. The Fund’s benchmark index, the Bloomberg U.S. Universal Index, is an unmanaged, market value weighted index of fixed income debt obligations issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed debt obligations, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

The investment objective of the Baird Short-Term Municipal Bond Fund is to seek current income that is exempt from federal income tax and is consistent with the preservation of capital.

The investment objective of the Baird Strategic Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.

The primary investment objective of the Baird Quality Intermediate Municipal Bond Fund is to seek current income that is substantially exempt from federal income tax.  A secondary objective is to seek total return with relatively low volatility of principal.

The investment objective of the Baird Core Intermediate Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.

The investment objective of the Baird Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the U.S. Securities and Exchange Commission (the “SEC”), require the Funds, in computing net asset value (“NAV”), to value their portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the securities are valued at fair value using methods determined by the Advisor as the valuation designee of the Board of Directors of the Company (the “Board”) in accordance with policies and procedures adopted pursuant to Rule 2a-5 of the 1940 Act. Per GAAP, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their NAV per share as of the close of regular trading of the New York Stock Exchange (generally, 4:00 p.m. ET).

Notes to the Financial Statements
June 30, 2023 (Unaudited)

2.	Significant Accounting Policies (cont.)

Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows: debt securities are valued at their evaluated bid prices as provided by an independent pricing service based on various market inputs such as benchmark yields, market transactions and dealer quotations. Investments in mutual funds, including money market funds, are valued at their stated NAV. Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities, other than debt securities, that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and ask price. Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with the Funds’ fair value procedures. In accordance with such procedures, the Advisor may, under certain circumstances, use alternative valuation methodologies, such as broker quotes. If prices are unavailable or deemed to be unreliable, fair value will be determined by the Advisor. The Advisor has designated its valuation committee to be responsible for fair value determinations. In determining fair value, the valuation committee takes into account factors deemed relevant by the valuation committee and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. The prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAVs may fluctuate significantly from day to day or from period to period.

b)
Securities Purchased on a When-Issued, Delayed Delivery or Forward Commitment Basis – Each Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. When-issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be more or less favorable than the price or yield available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security, the Fund records the transaction and reflects the value of the security in determining net asset value. Certain when-issued, delayed delivery or forward commitment securities are considered derivatives.

c)
Unregistered Securities – The Funds own certain investment securities which are unregistered.  All of the unregistered securities held by the Funds as of June 30, 2023 consisted of securities issued pursuant to Rule 144A under the Securities Act of 1933 which may be resold in transactions exempt from registration to qualified institutional buyers.

The value of such securities held by the Funds was as follows:

Fund	Value	% of Net Assets
Baird Ultra Short Bond Fund	$1,502,036,401	24.22%
Baird Short-Term Bond Fund	3,094,180,824	33.82%
Baird Intermediate Bond Fund	1,490,971,995	20.04%
Baird Aggregate Bond Fund	7,737,807,258	19.68%
Baird Core Plus Bond Fund	5,693,754,987	23.43%
Baird Short-Term Municipal Bond Fund	97,569,442	5.86%
Baird Strategic Municipal Bond Fund	46,897,670	7.44%
Baird Quality Intermediate Municipal Bond Fund	29,895,742	2.74%
Baird Core Intermediate Municipal Bond Fund	96,425,909	3.67%
Baird Municipal Bond Fund	8,703,424	6.92%

d)
Foreign Securities – The Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, and Baird Core Plus Bond Fund may invest in U.S. dollar-denominated debt obligations of foreign companies and foreign governments. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include foreign currency fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of securities markets. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to the Advisor's fair value procedures.

e)
Financial Derivatives Instruments – Financial derivatives instruments, such as futures contracts, derive their value from the performance of underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or by a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivatives contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1.

f)
Deposits with Broker – When trading derivatives instruments, such as futures contracts, a Fund is only required to post initial or variation margin with the exchange or clearing broker. The use of margin in trading these instruments has the effect of creating leverage, which can expose the Fund to substantial gains or losses occurring from relatively small price changes in the value of the underlying instrument and can increase the volatility of the Fund’s returns.

Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund is required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

At June 30, 2023, the Baird Strategic Municipal Bond Fund had $260,001 in cash and cash equivalents on deposit with the broker for futures contracts, which is presented on the Fund’s Statement of Assets and Liabilities.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

Notes to the Financial Statements
June 30, 2023 (Unaudited)

2.	Significant Accounting Policies (cont.)

These subsequent payments, called “variation margin,” to and from the futures broker are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” At period end, the variation margin may be shown as either a receivable or payable on the Fund’s Statement of Assets and Liabilities. The Fund expects to earn interest income on any margin deposits.

g)
Income Tax Status – The Funds intend to continue to qualify as regulated investment companies as provided in Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2022, or for any other tax years which are open for exam. As of December 31, 2022, open tax years include the tax years ended December 31, 2019 through 2022. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest and other expense, respectively, in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

h)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it.  Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets or are divided equally amongst the Funds.

i)
Shareholder Transactions and Distributions – Shareholder transactions are recorded on the trade date. Dividends from net investment income are declared and paid monthly.  Distributions of net realized capital gains, if any, are declared and paid at least annually.  All distributions to shareholders are recorded on the ex-dividend date.  The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes.  GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

j)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

k)
Securities Transactions and Investment Income – Investment transactions are recorded on the trade date.  The Funds determine the gain or loss realized from investment transactions using the identified cost basis.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method.  Paydown gains and losses are recorded as interest income on the Statements of Operations for financial reporting purposes.

l)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be low.

m)
New Regulatory and Accounting Pronouncements – In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), and in December 2022, the FASB issued Accounting Standards Update ASU 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04, ASU 2021-01, and ASU 2022-06 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2024. Management is evaluating the impact of ASU 2020-04, ASU 2021-01, and ASU 2022-06 on the Funds’ investments, derivatives, debt, and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

3.	Capital Share Transactions
The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

Baird Ultra Short Bond Fund

	Six Months Ended		Year Ended
	June 30, 2023		December 31, 2022
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	234,125,793	$2,348,500,255	510,778,406	$5,106,885,871
Shares issued to shareholders in reinvestment of distributions	10,094,856	101,144,386	8,061,269	80,399,650
Shares redeemed	(185,884,510)	(1,864,313,930)	(652,378,673)	(6,519,104,866)
Net increase (decrease)	58,336,139	$585,330,711	(133,538,998)	$(1,331,819,345)
Shares Outstanding:
Beginning of period	552,178,733		685,717,731
End of period	610,514,872		552,178,733

Notes to the Financial Statements
June 30, 2023 (Unaudited)

3.	Capital Share Transactions (cont.)
Baird Ultra Short Bond Fund (cont.)

	Six Months Ended		Year Ended
	June 30, 2023		December 31, 2022
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,415,830	$24,291,411	4,481,615	$44,858,460
Shares issued to shareholders in reinvestment of distributions	145,463	1,461,440	127,158	1,271,407
Shares redeemed	(4,554,277)	(45,843,143)	(11,658,271)	(116,780,502)
Net decrease	(1,992,984)	$(20,090,292)	(7,049,498)	$(70,650,635)
Shares Outstanding:
Beginning of period	9,252,712		16,302,210
End of period	7,259,728		9,252,712
Total net increase (decrease)		$565,240,419		$(1,402,469,980)

Baird Short-Term Bond Fund
	Six Months Ended		Year Ended
	June 30, 2023		December 31, 2022
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	174,621,272	$1,621,032,773	391,080,943	$3,673,283,683
Shares issued to shareholders in reinvestment of distributions	13,586,705	125,878,832	16,033,899	149,270,614
Shares redeemed	(163,018,761)	(1,513,111,800)	(535,281,625)	(5,005,563,954)
Net increase (decrease)	25,189,216	$233,799,805	(128,166,783)	$(1,183,009,657)
Shares Outstanding:
Beginning of period	948,667,657		1,076,834,440
End of period	973,856,873		948,667,657

	Six Months Ended		Year Ended
	June 30, 2023		December 31, 2022
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	3,742,037	$34,756,052	11,154,652	$104,892,206
Shares issued to shareholders in reinvestment of distributions	292,428	2,709,262	368,325	3,423,812
Shares redeemed	(9,587,625)	(88,959,659)	(13,924,914)	(130,871,374)
Net decrease	(5,553,160)	$(51,494,345)	(2,401,937)	$(22,555,356)
Shares Outstanding:
Beginning of period	23,531,171		25,933,108
End of period	17,978,011		23,531,171
Total net increase (decrease)		$182,305,460		$(1,205,565,013)

Baird Intermediate Bond Fund
	Six Months Ended		Year Ended
	June 30, 2023		December 31, 2022
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	106,524,192	$1,087,853,981	283,794,838 (1)	$2,977,433,440 (1)
Shares issued to shareholders in reinvestment of distributions	9,158,011	93,305,694	12,209,851	125,904,456
Shares redeemed	(78,385,974)	(797,582,867)	(192,704,900)	(2,000,544,006)
Net increase	37,296,229	$383,576,808	103,299,789	$1,102,793,890
Shares Outstanding:
Beginning of period	692,361,235		589,061,446
End of period	729,657,464		692,361,235

	Six Months Ended		Year Ended
	June 30, 2023		December 31, 2022
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,093,708	$22,422,785	3,627,892	$39,037,445
Shares issued to shareholders in reinvestment of distributions	76,714	821,055	76,180	822,382
Shares redeemed	(1,524,795)	(16,259,094)	(1,669,780)	(18,219,022)
Net increase	645,627	$6,984,746	2,034,292	$21,640,805
Shares Outstanding:
Beginning of period	5,603,471		3,569,179
End of period	6,249,098		5,603,471
Total net increase		$390,561,554		$1,124,434,695

(1)   Includes purchase in-kind transactions. See additional information contained in this Note.

Notes to the Financial Statements
June 30, 2023 (Unaudited)

3.	Capital Share Transactions (cont.)
Baird Aggregate Bond Fund

	Six Months Ended		Year Ended
	June 30, 2023		December 31, 2022
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	715,987,380	$6,998,098,019	1,132,790,635	$11,448,888,258
Shares issued to shareholders in reinvestment of distributions	53,482,701	521,053,964	81,727,428	815,301,963
Shares redeemed	(352,887,518)	(3,450,225,239)	(1,098,175,721)	(11,116,504,107)
Net increase	416,582,563	$4,068,926,744	116,342,342	$1,147,686,114
Shares Outstanding:
Beginning of period	3,551,762,846		3,435,420,504
End of period	3,968,345,409		3,551,762,846

	Six Months Ended		Year Ended
	June 30, 2023		December 31, 2022
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	34,017,298	$346,744,370	20,420,963	$215,322,675
Shares issued to shareholders in reinvestment of distributions	1,171,027	11,842,610	1,570,967	16,281,653
Shares redeemed	(12,590,786)	(127,781,781)	(30,367,979)	(320,324,283)
Net increase (decrease)	22,597,539	$230,805,199	(8,376,049)	$(88,719,955)
Shares Outstanding:
Beginning of period	68,333,412		76,709,461
End of period	90,930,951		68,333,412
Total net increase		$4,299,731,943		$1,058,966,159

Baird Core Plus Bond Fund
	Six Months Ended		Year Ended
	June 30, 2023		December 31, 2022
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	338,247,172	$3,391,875,981	504,649,661	$5,264,617,388
Shares issued to shareholders in reinvestment of distributions	34,513,793	345,676,831	60,377,638	620,675,811
Shares redeemed	(196,427,634)	(1,972,091,147)	(777,453,867)	(8,149,147,748)
Net increase (decrease)	176,333,331	$1,765,461,665	(212,426,568)	$(2,263,854,549)
Shares Outstanding:
Beginning of period	2,157,271,130		2,369,697,698
End of period	2,333,604,461		2,157,271,130

	Six Months Ended		Year Ended
	June 30, 2023		December 31, 2022
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	14,055,988	$147,884,177	22,790,115	$251,553,911
Shares issued to shareholders in reinvestment of distributions	1,447,556	15,192,680	2,880,904	31,071,249
Shares redeemed	(15,630,330)	(165,089,041)	(56,639,771)	(622,150,469)
Net decrease	(126,786)	$(2,012,184)	(30,968,752)	$(339,525,309)
Shares Outstanding:
Beginning of period	101,102,709		132,071,461
End of period	100,975,923		101,102,709
Total net increase (decrease)		$1,763,449,481		$(2,603,379,858)

Baird Short-Term Municipal Bond Fund
	Six Months Ended		Year Ended
	June 30, 2023		December 31, 2022
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	33,919,695	$335,304,571	167,243,863	$1,663,156,971
Shares issued to shareholders in reinvestment of distributions	1,468,188	14,491,070	2,226,981	22,051,002
Shares redeemed	(44,840,577)	(443,699,772)	(208,046,440)	(2,065,552,673)
Net decrease	(9,452,694)	$(93,904,131)	(38,575,596)	$(380,344,700)
Shares Outstanding:
Beginning of period	172,127,200		210,702,796
End of period	162,674,506		172,127,200

Notes to the Financial Statements
June 30, 2023 (Unaudited)

3.	Capital Share Transactions (cont.)
Baird Short-Term Municipal Bond Fund (cont.)

	Six Months Ended		Year Ended
	June 30, 2023		December 31, 2022
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	804,225	$7,955,378	2,906,247	$28,904,745
Shares issued to shareholders in reinvestment of distributions	65,813	648,517	97,420	961,922
Shares redeemed	(1,822,994)	(18,035,297)	(6,344,406)	(63,158,931)
Net decrease	(952,956)	$(9,431,402)	(3,340,739)	$(33,292,264)
Shares Outstanding:
Beginning of period	7,294,486		10,635,225
End of period	6,341,530		7,294,486
Total net decrease		$(103,335,533)		$(413,636,964)

Baird Strategic Municipal Bond Fund
	Six Months Ended		Year Ended
	June 30, 2023		December 31, 2022
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	17,684,884	$178,922,133	46,538,898	$469,432,787
Shares issued to shareholders in reinvestment of distributions	794,534	8,010,530	820,672	8,177,741
Shares redeemed	(5,020,286)	(50,713,331)	(32,225,708)	(322,083,246)
Net increase	13,459,132	$136,219,332	15,133,862	$155,527,282
Shares Outstanding:
Beginning of period	47,263,634		32,129,772
End of period	60,722,766		47,263,634

	Six Months Ended		Year Ended
	June 30, 2023		December 31, 2022
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	940,115	$9,511,689	620,372	$6,273,602
Shares issued to shareholders in reinvestment of distributions	15,603	157,272	7,297	72,714
Shares redeemed	(308,981)	(3,124,919)	(327,044)	(3,284,501)
Net increase	646,737	$6,544,042	300,625	$3,061,815
Shares Outstanding:
Beginning of period	1,070,247		769,622
End of period	1,716,984		1,070,247
Total net increase		$142,763,374		$158,589,097

Baird Quality Intermediate Municipal Bond Fund
	Six Months Ended		Year Ended
	June 30, 2023		December 31, 2022
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	12,403,977	$136,920,272	69,927,672	$772,989,941
Shares issued to shareholders in reinvestment of distributions	1,028,462	11,306,425	1,987,985	21,982,125
Shares redeemed	(17,321,957)	(190,567,299)	(101,791,866)	(1,123,505,420)
Net decrease	(3,889,518)	$(42,340,602)	(29,876,209)	$(328,533,354)
Shares Outstanding:
Beginning of period	98,875,951		128,752,160
End of period	94,986,433		98,875,951

	Six Months Ended		Year Ended
	June 30, 2023		December 31, 2022
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,104,949	$23,727,634	3,517,749	$40,053,579
Shares issued to shareholders in reinvestment of distributions	38,618	435,780	73,270	829,193
Shares redeemed	(580,393)	(6,552,058)	(5,738,401)	(65,041,068)
Net increase (decrease)	1,563,174	$17,611,356	(2,147,382)	$(24,158,296)
Shares Outstanding:
Beginning of period	2,723,540		4,870,922
End of period	4,286,714		2,723,540
Total net decrease		$(24,729,246)		$(352,691,650)

Notes to the Financial Statements
June 30, 2023 (Unaudited)

3.	Capital Share Transactions (cont.)
Baird Core Intermediate Municipal Bond Fund

	Six Months Ended		Year Ended
	June 30, 2023		December 31, 2022
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	56,015,480	$571,299,861	260,786,481	$2,665,957,218
Shares issued to shareholders in reinvestment of distributions	2,904,913	29,522,590	2,967,412	30,034,377
Shares redeemed	(46,527,635)	(473,450,521)	(160,863,049)	(1,630,020,249)
Net increase	12,392,758	$127,371,930	102,890,844	$1,065,971,346
Shares Outstanding:
Beginning of period	242,569,475		139,678,631
End of period	254,962,233		242,569,475

	Six Months Ended		Year Ended
	June 30, 2023		December 31, 2022
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	971,704	$9,917,419	4,085,710	$41,823,949
Shares issued to shareholders in reinvestment of distributions	53,158	539,984	62,064	627,524
Shares redeemed	(1,111,223)	(11,288,413)	(4,181,317)	(42,935,251)
Net decrease	(86,361)	$(831,010)	(33,543)	$(483,778)
Shares Outstanding:
Beginning of period	3,845,888		3,879,431
End of period	3,759,527		3,845,888
Total net increase		$126,540,920		$1,065,487,568

Baird Municipal Bond Fund
	Six Months Ended		Year Ended
	June 30, 2023		December 31, 2022
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	7,337,582	$71,991,983	5,433,325	$53,876,656
Shares issued to shareholders in reinvestment of distributions	136,436	1,336,985	112,936	1,101,451
Shares redeemed	(1,002,262)	(9,833,638)	(3,002,030)	(29,485,764)
Net increase	6,471,756	$63,495,330	2,544,231	$25,492,343
Shares Outstanding:
Beginning of period	5,751,601		3,207,370
End of period	12,223,357		5,751,601

	Six Months Ended		Year Ended
	June 30, 2023		December 31, 2022
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	253,425	$2,495,265	396,064	$3,867,269
Shares issued to shareholders in reinvestment of distributions	3,228	31,602	2,621	25,383
Shares redeemed	(78,449)	(769,990)	(276,876)	(2,786,613)
Net increase	178,204	$1,756,877	121,809	$1,106,039
Shares Outstanding:
Beginning of period	419,044		297,235
End of period	597,248		419,044
Total net increase		$65,252,207		$26,598,382

Notes to the Financial Statements
June 30, 2023 (Unaudited)

3.	Capital Share Transactions (cont.)
Purchase In-Kind Transactions

During the year ended December 31, 2022, the Funds satisfied purchase in-kind requests made by large institutional shareholders by transferring cash and securities into the Funds. The transfers were effected in accordance with policies and procedures approved by the Board. Consideration received and shares sold were as follows:

	Year Ended December 31, 2022
		Value of Cash and
Fund	Effective Date	Securities Received	Shares Sold
Baird Intermediate Bond Fund – Institutional Class	March 29, 2022	$105,831,914	9,909,355
Baird Intermediate Bond Fund – Institutional Class	March 30, 2022	512,255	47,874
Baird Intermediate Bond Fund – Institutional Class	April 27, 2022	60,581,686	5,764,195
Baird Intermediate Bond Fund – Institutional Class	May 17, 2022	253,996	24,329
Total		$167,179,851

4.	Investment Transactions and Income Tax Information
During the six months ended June 30, 2023, purchases and sales of investment securities (excluding short-term investments and any in-kind transactions) were as follows:

	U.S. Government Obligations		All Other
	Purchases	Sales	Purchases	Sales
Baird Ultra Short Bond Fund	$—	$411,981,797	$2,041,324,303	$1,928,997,587
Baird Short-Term Bond Fund	2,560,791,789	2,947,642,505	2,077,110,366	1,442,437,853
Baird Intermediate Bond Fund	1,507,963,181	1,398,823,534	695,092,791	357,608,797
Baird Aggregate Bond Fund	6,593,418,162	5,499,238,954	5,143,119,565	1,905,885,384
Baird Core Plus Bond Fund	3,357,841,070	2,672,304,002	2,601,670,671	1,521,195,576
Baird Short-Term Municipal Bond Fund	14,965,430	15,031,641	317,728,151	415,475,826
Baird Strategic Municipal Bond Fund	—	—	311,337,065	165,323,857
Baird Quality Intermediate Municipal Bond Fund	39,907,813	28,842,969	142,412,191	169,410,001
Baird Core Intermediate Municipal Bond Fund	39,907,813	15,031,641	544,394,863	265,152,074
Baird Municipal Bond Fund	—	—	97,174,515	34,686,294

As of December 31, 2022, the components of distributable earnings (accumulated losses) for income tax purposes were as follows:

	Baird	Baird	Baird	Baird	Baird
	Ultra Short	Short-Term	Intermediate	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
Cost of investments	$5,713,773,120	$9,438,354,774	$7,563,724,095	$39,433,006,077	$25,312,042,354
Gross unrealized appreciation	2,687,300	7,123,615	5,498,610	50,529,382	37,031,438
Gross unrealized depreciation	(39,954,405)	(361,881,105)	(556,285,850)	(4,783,163,033)	(3,023,385,758)
Net unrealized depreciation	(37,267,105)	(354,757,490)	(550,787,240)	(4,732,633,651)	(2,986,354,320)
Undistributed ordinary income	85,650	1,621,607	321,883	1,073,764	1,165,596
Distributable earnings	85,650	1,621,607	321,883	1,073,764	1,165,596
Other accumulated losses	(22,472,333)	(251,331,151)	(180,358,064)	(838,243,335)	(495,029,165)
Total accumulated deficit	$(59,653,788)	$(604,467,034)	$(730,823,421)	$(5,569,803,222)	$(3,480,217,889)

	Baird	Baird	Baird Quality	Baird Core
	Short-Term	Strategic	Intermediate	Intermediate	Baird
	Municipal	Municipal	Municipal	Municipal	Municipal
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
Cost of investments	$1,800,023,698	$493,728,685	$1,130,702,886	$2,522,370,846	$59,449,382
Gross unrealized appreciation	2,700,789	2,130,820	4,989,403	10,606,952	446,419
Gross unrealized depreciation	(56,252,122)	(15,872,202)	(38,532,784)	(86,974,482)	(2,084,287)
Net unrealized depreciation	(53,551,333)	(13,741,382)	(33,543,381)	(76,367,530)	(1,637,868)
Undistributed tax-exempt income	343,060	142,730	229,182	616,381	17,397
Distributable earnings	343,060	142,730	229,182	616,381	17,397
Other accumulated losses	(47,181,634)	(13,303,210)	(40,841,861)	(39,477,224)	(1,980,691)
Total accumulated deficit	$(100,389,907)	$(26,901,862)	$(74,156,060)	$(115,228,373)	$(3,601,162)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. There were no reclassifications made for the year ended December 31, 2022.

Distributions to Shareholders

Each Fund generally pays dividends from net investment income monthly and distributes net realized capital gains annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

Notes to the Financial Statements
June 30, 2023 (Unaudited)

4.	Investment Transactions and Income Tax Information (cont.)
The tax components of distributions paid during the periods shown below were as follows:

	Six Months Ended June 30, 2023
	Ordinary	Tax-Exempt
Fund	Income	Income	Total
Baird Ultra Short Bond Fund	$109,497,955	$—	$109,497,955
Baird Short-Term Bond Fund	141,148,871	—	141,148,871
Baird Intermediate Bond Fund	105,359,924	—	105,359,924
Baird Aggregate Bond Fund	587,758,831	—	587,758,831
Baird Core Plus Bond Fund	388,173,787	—	388,173,787
Baird Short-Term Municipal Bond Fund	—	21,067,078	21,067,078
Baird Strategic Municipal Bond Fund	—	8,676,960	8,676,960
Baird Quality Intermediate Municipal Bond Fund	—	13,185,550	13,185,550
Baird Core Intermediate Municipal Bond Fund	—	35,657,598	35,657,598
Baird Municipal Bond Fund	—	1,595,146	1,595,146

For the six months ended June 30, 2023, the table above reflects the estimated characterization of the distributions paid based on each Fund’s operating results for the period. The actual characterization of the distributions made during the period is not determined until after the end of the fiscal year.

	Year Ended December 31, 2022
	Ordinary	Long-Term	Tax-Exempt
Fund	Income	Capital Gains	Income	Total
Baird Ultra Short Bond Fund	$88,868,292	$—	$—	$88,868,292
Baird Short-Term Bond Fund	167,037,340	4,200,688	—	171,238,028
Baird Intermediate Bond Fund	146,093,663	—	—	146,093,663
Baird Aggregate Bond Fund	917,025,897	—	—	917,025,897
Baird Core Plus Bond Fund	702,114,693	4,248,998	—	706,363,691
Baird Short-Term Municipal Bond Fund	341,883	—	31,709,683	32,051,566
Baird Strategic Municipal Bond Fund	827,054	—	7,799,147	8,626,201
Baird Quality Intermediate Municipal Bond Fund	10,535	—	25,740,501	25,751,036
Baird Core Intermediate Municipal Bond Fund	499,131	—	39,195,561	39,694,692
Baird Municipal Bond Fund	23,809	—	1,281,550	1,305,359

The Funds in the table above designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2022. To the extent necessary to fully distribute such capital gains, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

At December 31, 2022, no Funds deferred, on a tax basis, qualified late year losses.

At December 31, 2022, accumulated net realized capital loss carryovers were:

	Capital Loss Carryover		Year of Expiration
Fund	Short-term	Long-term	Short-term	Long-term
Baird Ultra Short Bond Fund	$20,191,287	$2,281,046	Indefinitely	Indefinitely
Baird Short-Term Bond Fund	167,710,572	83,620,579	Indefinitely	Indefinitely
Baird Intermediate Bond Fund	59,857,275	120,500,789	Indefinitely	Indefinitely
Baird Aggregate Bond Fund	395,273,909	442,969,426	Indefinitely	Indefinitely
Baird Core Plus Bond Fund	208,612,464	286,416,701	Indefinitely	Indefinitely
Baird Short-Term Municipal Bond Fund	25,121,911	22,059,723	Indefinitely	Indefinitely
Baird Strategic Municipal Bond Fund	8,988,227	4,314,983	Indefinitely	Indefinitely
Baird Quality Intermediate Municipal Bond Fund	11,352,420	29,489,441	Indefinitely	Indefinitely
Baird Core Intermediate Municipal Bond Fund	23,842,011	15,635,213	Indefinitely	Indefinitely
Baird Municipal Bond Fund	1,051,468	929,223	Indefinitely	Indefinitely
During the year ended December 31, 2022, the Funds did not utilize short-term or long-term capital loss carryover.

5.	Investment Advisory, Other Agreements and Related Party Transactions
The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for each Fund as applied to the respective Fund’s average daily net assets.  Certain officers and employees of the Advisor are also officers of the Funds.

For the Baird Ultra Short Bond Fund, the Advisor has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of average daily net assets for the Fund, at least through April 30, 2024. The agreement may only be terminated prior to the end of this term by or with the consent of the Board.

For the six months ended June 30, 2023, the Advisor waived the following amount pursuant to the fee waiver agreement between the Advisor and the Company on behalf of the Baird Ultra Short Bond Fund:

Fund	Waived Amount
Baird Ultra Short Bond Fund	$4,254,327

These fees are not subject to recoupment by the Advisor.

Notes to the Financial Statements
June 30, 2023 (Unaudited)

5.	Investment Advisory, Other Agreements and Related Party Transactions (cont.)
The Funds have entered into an Administration Agreement with Baird.  Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund other than the investment advisory fees, fees under the 12b-1 plan, costs related to portfolio securities transactions and other excluded expenses, such as borrowing costs and extraordinary or non-recurring expenses.  Pursuant to the Administration Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for each Fund as applied to the respective Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, serves as transfer agent, administrator, and accounting services agent for the Funds.  U.S. Bank, N.A. (“U.S. Bank”) serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the six months ended June 30, 2023 for the Funds.

The Funds may use related party broker-dealers. For the six months ended June 30, 2023, there were no brokerage commissions paid to broker-dealers affiliated with the Advisor. The Advisor or its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Funds invest.

The Funds may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor. For the six months ended June 30, 2023, the Funds purchased the following amounts of such securities:

Fund	Purchases
Baird Quality Intermediate Municipal Bond Fund	$5,250,000
Baird Municipal Bond Fund	750,000

6.	Line of Credit
The Company maintains an uncommitted line of credit (“LOC”) with U.S. Bank to provide the fifteen Funds comprising the Company a temporary liquidity source to meet unanticipated redemptions or other permissible borrowing needs. The LOC is unsecured at all times and is subject to certain restrictions and covenants. Under the terms of the LOC, borrowings for each Fund are limited to one third of the total eligible net assets (including the amount borrowed) of the respective Fund, or $850,000,000 of total borrowings for the Funds comprising the Company, whichever is less. U.S. Bank charges annualized interest at the greater of 1.00% or the Prime Rate minus 2.00%. As of June 30, 2023, the Prime Rate was 8.25%. The LOC matures on May 20, 2024, unless renewed. The Company has authorized U.S. Bank to charge any of the accounts of the borrowing Fund subject to the agreement for any missed payments.

During the six months ended June 30, 2023, the Baird Strategic Municipal Bond Fund incurred broker interest charges of $25 related to its trading of futures contracts.

No other borrowings occurred during the six months ended June 30, 2023, nor were any other borrowings outstanding under the LOC as of June 30, 2023.

7.	Distribution and Shareholder Service Plan
The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class shares.

For the six months ended June 30, 2023, the Funds’ Investor Class shares incurred fees pursuant to the Plan as follows:

Fund
Baird Ultra Short Bond Fund	$ 105,590
Baird Short-Term Bond Fund	246,033
Baird Intermediate Bond Fund	79,411
Baird Aggregate Bond Fund	1,043,776
Baird Core Plus Bond Fund	1,308,387
Baird Short-Term Municipal Bond Fund	82,220
Baird Strategic Municipal Bond Fund	18,936
Baird Quality Intermediate Municipal Bond Fund	51,032
Baird Core Intermediate Municipal Bond Fund	52,287
Baird Municipal Bond Fund	6,415

8.	Other Derivatives Information
As a principal investment strategy, the Baird Strategic Municipal Bond Fund may invest in U.S. Treasury futures contracts for duration and yield curve management or to manage market and interest rate risk. The Fund’s market risk related to its derivatives trading is influenced by a wide variety of factors, including the level and volatility of interest rates, the market value of futures contracts, the diversification effects among the Fund’s open positions and the liquidity of the markets in which it trades.

Management has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect a Fund’s Statement of Assets and Liabilities and Statement of Operations. Since the derivatives may be held for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Statement of Operations. These contracts are not subject to a master netting agreement.

Notes to the Financial Statements
June 30, 2023 (Unaudited)

8.	Other Derivatives Information (cont.)
The following table presents the fair value of derivative instruments for the Baird Strategic Municipal Bond Fund as of June 30, 2023 as presented on the Fund’s Statement of Assets and Liabilities:

	Fair Value		Net Unrealized
			Loss on Open
Derivatives Not Accounted for as Hedging Instruments	Assets	Liabilities	Positions
Baird Strategic Municipal Bond Fund
U.S. Treasury futures contracts(a)
Purchase contracts
Interest rate	$—	$101,306	$(101,306)
Total U.S. Treasury futures contracts	$—	$101,306	$(101,306)

(a)
Reflects the cumulative unrealized depreciation of futures contracts as reported in the Fund’s schedule of open futures contracts. Only the current day variation margin for futures contracts may be separately reported within the Fund’s Statement of Assets and Liabilities.

The following table presents the results of the derivatives trading and information related to volume for the six months ended June 30, 2023 for the Baird Strategic Municipal Bond Fund. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund’s Statement of Operations.

	Gain (Loss) from Trading
	Net	Net Change
Fund and Type of Derivatives Instrument	Realized	in Unrealized
Baird Strategic Municipal Bond Fund
U.S. Treasury futures contracts
Interest rate	$354,259	$(101,306)
Total U.S. Treasury futures contracts	$354,259	$(101,306)

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the six months ended June 30, 2023 were:

	Average Notional Amount
	Long Contracts	Short Contracts
Baird Strategic Municipal Bond Fund
U.S. Treasury futures contracts	$2,294,866	$9,019,085

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

9.	Subsequent Events
In preparing these financial statements, management has evaluated events after June 30, 2023. There were no subsequent events since June 30, 2023, through the date the financial statements were issued that would warrant adjustment to or additional disclosure in these financial statements.

Statement Regarding Liquidity Risk Management Program
June 30, 2023 (Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Rule”), Baird Funds, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for each series of the Company (each a “Fund” and collectively, the “Funds”) and to protect Fund shareholders from dilution of their interests. The Board of Directors (the “Board”) of the Company has appointed Robert W. Baird & Co. Incorporated (“Baird”), the Funds’ investment adviser, as the administrator of the Program. Baird has further delegated administration of the Program to its Liquidity Risk Management Committee (the “Committee”), consisting of certain officers of the Funds, senior portfolio managers of the Funds and officers of the Advisor. The Program requires the Committee to provide an annual written report to the Board regarding the adequacy and effectiveness of the Program, including the operation of each Fund’s highly liquid investment minimum (“HLIM”), if applicable, and any material changes made to the Program during the review period.

On February 27, 2023, the Board reviewed the Committee’s annual written report (the “Report”) for the period January 1, 2022 to December 31, 2022 (the “review period”). The Report provided a summary of the Committee’s assessment of each Fund’s liquidity risk, which is the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Committee’s assessment considered each Fund’s liquidity risk under both normal and reasonably foreseeable stressed market conditions using certain factors required by the Rule and the Program, to the extent deemed appropriate by the Committee. The Committee concluded that the risk of a Fund experiencing a material liquidity event continues to be low.

The Funds have retained ICE Data Services (“ICE”), a third-party vendor, to provide a liquidity risk classification specified by the Rule (highly liquid, moderately liquid, less liquid or illiquid) for each portfolio investment held by the Funds, except with respect to any investments that are unclassified by ICE or that are classified by ICE but are overridden by Baird, for which classifications are provided by the Committee as permitted by the Program.  The Report noted that each Fund primarily held investments that were classified as highly liquid during the review period and that each Fund’s portfolio is expected to continue to primarily hold highly liquid investments. Thus, the Committee concluded in the Report that each Fund is considered a “primarily highly liquid fund” (as defined in the Program) and each Fund can therefore rely on the exclusion in the Rule from the requirements to establish an HLIM and to adopt policies and procedures for responding to an HLIM shortfall.  The Report further noted that none of the Funds exceeded the 15% limitation on illiquid investments during the review period and the Company has established procedures to file the Funds’ Forms N-PORT on a timely basis. The Report stated that no material changes had been made to the Program during the review period.

The Committee concluded in the Report that the Program is adequately designed, has been effectively implemented, and is operating as intended to manage the liquidity risk of each Fund.

Additional Information (Unaudited)

Proxy Voting
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-442-2473, by accessing the Funds’ website at www.bairdfunds.com or by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30, if applicable, is available without charge, upon request, by calling toll free, 1-866-442-2473, by accessing the Funds’ website at www.bairdfunds.com or by accessing the SEC’s website at www.sec.gov.  The Funds generally do not vote proxies because the securities held in their portfolios, consisting of bonds and other fixed-income securities, are not entitled to vote.

Portfolio Holdings Disclosure
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT.  The Funds’ filings on Part F of Form N-PORT are available on the SEC’s website at www.sec.gov.  The Funds’ Form N-PORT reports may also be obtained by calling toll-free 1-866-442-2473 or by accessing the Funds’ website at www.bairdfunds.com.

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-442-2473

Board of Directors
John W. Feldt
Darren R. Jackson
David J. Lubar
Cory L. Nettles
Marlyn J. Spear (Chair)
Frederick P. Stratton, Jr.

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

Independent Registered Public
Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Semi-Annual Report –
Baird Funds
June 30, 2023

Baird Mid Cap Growth Fund
Baird Small/Mid Cap Growth Fund
Baird Equity Opportunity Fund
Baird Chautauqua International Growth Fund
Baird Chautauqua Global Growth Fund

Go Green.	Go Paperless.
Sign up to receive your Baird Funds’ prospectuses and reports online.

Table of Contents

Baird Mid Cap Growth Fund	1
Baird Small/Mid Cap Growth Fund	5
Baird Equity Opportunity Fund	9
Baird Chautauqua International Growth Fund	13
Baird Chautauqua Global Growth Fund	17
Additional Information on Fund Expenses	21
Statements of Assets and Liabilities	22
Statements of Operations	24
Statements of Changes in Net Assets	26
Financial Highlights	29
Notes to the Financial Statements	39
Statement Regarding Liquidity Risk Management Program	47
Additional Information	48

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Baird Mid Cap Growth Fund
June 30, 2023 (Unaudited)

Portfolio Characteristics

A June 30, 2023 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell Midcap® Growth Index is shown below.

Top 10 Holdings(1)			Equity Sector Analysis(2)

IDEXX Laboratories, Inc.	2.8%
DexCom, Inc.	2.6%
Copart, Inc.	2.6%
Floor & Decor Holdings, Inc.	2.5%
HEICO Corp.	2.4%
CoStar Group, Inc.	2.4%
ICON PLC	2.4%
Pool Corp.	2.3%
Insulet Corp.	2.3%
PTC, Inc.	2.2%

Net Assets:	$2,321,586,311
Portfolio Turnover Rate:	26%	(5)
Number of Equity Holdings:	55

Annualized Portfolio Expense Ratio(3):
Institutional Class:	0.82%
Investor Class:	1.07%	(4)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security. Percentages shown relate to the Fund’s total net assets as of June 30, 2023.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2023, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2023.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through April 30, 2024.

(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Baird Mid Cap Growth Fund
June 30, 2023 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2023	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	16.56%	21.68%	11.82%	11.67%	8.48%
Investor Class Shares	16.37%	21.33%	11.51%	11.39%	8.22%
Russell Midcap® Growth Index(2)	15.94%	23.13%	9.71%	11.53%	7.68%

(1)	For the period from December 29, 2000 (inception date) through June 30, 2023.
(2)
The Russell Midcap® Growth Index measures the performance of the mid-capitalization growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns table shown above reflects reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on growth-style stocks and therefore the performance of the Fund will typically be more volatile than the performance of funds that focus on types of stocks that have a broader investment style. The Fund may invest up to 15% of its total assets in equity securities (consisting of common stock, ordinary shares and ADRs) of foreign companies. Foreign investments involve additional risks such as currency rate fluctuations, political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund invests a substantial portion of its assets in the stocks of mid-capitalization companies. Mid-capitalization companies often are more volatile and face greater risks than larger, more established companies. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. Russia’s ongoing war with Ukraine has heightened global geopolitical tensions, resulting in an elevated risk environment and increased volatility in asset prices.  The uncertain course of the war may have a significant negative impact on the global economy. U.S. relations with China have become increasingly strained, and tension between the U.S. and China may have a significant negative impact on the global economy and asset prices. Measures of inflation reached levels not experienced in several decades, leading the Federal Reserve to raise short term interest rates significantly over the last year, with the potential for further rate increases in 2023. Uncertainty regarding the ability of the Federal Reserve to successfully control inflation, the potential for incremental rate increases, and the full impact of prior rate increases on the economy may negatively impact asset prices and increase market volatility. The possibility of a U.S. or global recession may also contribute to market volatility. The coronavirus (COVID-19) pandemic caused significant economic disruption in recent years as countries worked to limit the negative health impacts of the virus. While the virus has entered an endemic stage, significant outbreaks or new variants present a continued risk to the global economy. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Mid Cap Growth Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Aerospace & Defense
HEICO Corp.	315,379	$55,803,160	2.4%
Air Freight & Logistics
GXO Logistics, Inc.(1)	588,059	36,941,866	1.6%
Automobile Components
Aptiv PLC(1)	284,618	29,056,652	1.3%
Beverages
Boston Beer Co., Inc.(1)	93,107	28,717,923	1.2%
Building Products
Trex Co., Inc.(1)	619,248	40,597,899	1.7%
Capital Markets
MarketAxess Holdings, Inc.	85,821	22,435,326	1.0%
MSCI, Inc.	93,686	43,965,903	1.9%
		66,401,229	2.9%
Commercial Services & Supplies
Copart, Inc.(1)	654,063	59,657,086	2.6%
Consumer Staples Distribution & Retail
Dollar Tree, Inc.(1)	251,267	36,056,815	1.6%
Distributors
Pool Corp.	141,235	52,912,280	2.3%
Electrical Equipment
Generac Holdings, Inc.(1)	191,934	28,623,117	1.2%
Electronic Equipment,
Instruments, & Components
CDW Corp.	254,197	46,645,149	2.0%
Financial Services
Euronet Worldwide, Inc.(1)	340,944	40,016,597	1.7%
Jack Henry & Associates, Inc.	219,981	36,809,421	1.6%
		76,826,018	3.3%
Food Products
Lamb Weston Holdings, Inc.	366,325	42,109,059	1.8%
Ground Transportation
J.B. Hunt Transport Services, Inc.	197,095	35,680,108	1.5%
Health Care Equipment & Supplies
Align Technology, Inc.(1)	136,106	48,132,526	2.1%
DexCom, Inc.(1)	477,360	61,345,534	2.6%
IDEXX Laboratories, Inc.(1)	129,880	65,229,632	2.8%
Insulet Corp.(1)	181,755	52,407,237	2.3%
ResMed, Inc.	197,330	43,116,605	1.9%
		270,231,534	11.7%
Health Care Technology
Doximity, Inc.(1)	918,738	31,255,467	1.3%
Veeva Systems, Inc.(1)	167,662	33,151,807	1.4%
		64,407,274	2.7%
Hotels, Restaurants & Leisure
Churchill Downs, Inc.	166,481	23,169,161	1.0%
Household Durables
DR Horton, Inc.	264,543	32,192,238	1.4%
Insurance
Kinsale Capital Group, Inc.	122,151	45,708,904	2.0%
Interactive Media & Services
ZoomInfo Technologies, Inc.(1)	951,325	24,154,142	1.0%
IT Services
EPAM Systems, Inc.(1)	128,705	28,926,449	1.2%
Globant SA(1)	277,134	49,806,522	2.1%
		78,732,971	3.3%
Life Sciences Tools & Services
ICON PLC(1)	219,822	54,999,464	2.4%
Repligen Corp.(1)	199,837	28,268,942	1.2%
		83,268,406	3.6%
Machinery
Graco, Inc.	494,944	42,738,414	1.8%
IDEX Corp.	203,756	43,860,517	1.9%
Ingersoll Rand, Inc.	616,512	40,295,224	1.7%
RBC Bearings, Inc.(1)	168,223	36,583,456	1.6%
Toro Co.	226,146	22,987,741	1.0%
		186,465,352	8.0%
Oil, Gas, & Consumable Fuels
Diamondback Energy, Inc.	262,037	34,421,180	1.5%
Professional Services
Broadridge Financial Solutions, Inc.	310,937	51,500,495	2.2%
CoStar Group, Inc.(1)	619,476	55,133,364	2.4%
Equifax, Inc.	150,411	35,391,708	1.5%
Paycom Software, Inc.	137,724	44,242,458	1.9%
		186,268,025	8.0%
Semiconductors &
Semiconductor Equipment
Lattice Semiconductor Corp.(1)	494,544	47,510,842	2.0%
Monolithic Power Systems, Inc.	71,635	38,699,376	1.7%
SolarEdge Technologies, Inc.(1)	96,964	26,088,164	1.1%
		112,298,382	4.8%
Software
ANSYS, Inc.(1)	130,183	42,995,539	1.9%
Bentley Systems, Inc.	447,311	24,257,676	1.0%
Descartes Systems Group, Inc.(1)(2)	161,182	12,912,290	0.6%
PTC, Inc.(1)	363,336	51,702,713	2.2%
Tyler Technologies, Inc.(1)	110,457	46,002,027	2.0%
		177,870,245	7.7%
Specialty Retail
Five Below, Inc.(1)	217,637	42,774,376	1.8%
Floor & Decor Holdings, Inc.(1)	553,999	57,593,736	2.5%
Tractor Supply Co.	227,898	50,388,248	2.2%
		150,756,360	6.5%
Trading Companies & Distributors
Fastenal Co.	697,117	41,122,932	1.8%
Ferguson PLC	193,295	30,407,237	1.3%
Watsco, Inc.	133,141	50,789,297	2.2%
		122,319,466	5.3%
Total Common Stocks
(Cost $1,611,948,296)		2,228,292,001	95.9%

The accompanying notes are an integral part of these financial statements.

Baird Mid Cap Growth Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
First American Government Obligations
Fund, Class U, 5.03%(3)	96,540,527	$96,540,527	4.2%
Total Short-Term Investment
(Cost $96,540,527)		96,540,527	4.2%
Total Investments
(Cost $1,708,488,823)		2,324,832,528	100.1%
Liabilities in Excess of Other Assets		(3,246,217)	(0.1)%
TOTAL NET ASSETS		$2,321,586,311	100.0%
Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	Seven-Day Yield.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$2,228,292,001	$—	$—	$2,228,292,001
Total Equity	2,228,292,001	—	—	2,228,292,001
Short-Term Investment
Money Market Mutual Fund	96,540,527	—	—	96,540,527
Total Short-Term Investment	96,540,527	—	—	96,540,527
Total Investments*	$2,324,832,528	$—	$—	$2,324,832,528

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Growth Fund
June 30, 2023 (Unaudited)

Portfolio Characteristics

A June 30, 2023 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 2500® Growth Index is shown below.

Top 10 Holdings(1)			Equity Sector Analysis(2)

Pool Corp.	3.1%
PTC, Inc.	3.1%
Watsco, Inc.	3.0%
Five Below, Inc.	2.5%
ICON PLC	2.4%
Inspire Medical Systems, Inc.	2.4%
Lamb Weston Holdings, Inc.	2.3%
Deckers Outdoor Corp.	2.3%
BWX Technologies, Inc.	2.2%
Vita Coco Co., Inc.	2.2%

Net Assets:	$177,365,939
Portfolio Turnover Rate:	26%	(5)
Number of Equity Holdings:	58

Annualized Portfolio Expense Ratio(3):
Gross
Institutional Class:	0.98%
Investor Class:	1.23%	(4)

Net
Institutional Class:	0.85%
Investor Class:	1.10%	(4)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2023.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2023, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2023.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through April 30, 2024.

(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Baird Small/Mid Cap Growth Fund
June 30, 2023 (Unaudited)

Total Returns

			Average Annual
	Six	One	Three	Since
For the Periods Ended June 30, 2023	Months	Year	Years	Inception(1)
Institutional Class Shares	12.89%	15.01%	9.00%	12.42%
Investor Class Shares	12.78%	14.76%	8.67%	12.09%
Russell 2500® Growth Index(2)	13.38%	18.58%	6.56%	8.89%

(1)	For the period from October 31, 2018 (inception date) through June 30, 2023.
(2)
The Russell 2500® Growth Index measures the performance of the small- to mid-capitalization growth segment of the U.S. equity universe. It includes those Russell 2500® Index companies with higher price-to-book ratios and higher forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns table shown above reflects reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross and net expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on growth-style stocks and therefore the performance of the Fund will typically be more volatile than the performance of funds that focus on types of stocks that have a broader investment style. The Fund may invest up to 15% of its total assets in equity securities (consisting of common stock, ordinary shares and ADRs) of foreign companies. Foreign investments involve additional risks such as currency rate fluctuations, political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund invests a substantial portion of its assets in the stocks of small- and mid-capitalization companies. Small- and mid-capitalization companies often are more volatile and face greater risks than larger, more established companies. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. Russia’s ongoing war with Ukraine has heightened global geopolitical tensions, resulting in an elevated risk environment and increased volatility in asset prices.  The uncertain course of the war may have a significant negative impact on the global economy. U.S. relations with China have become increasingly strained, and tension between the U.S. and China may have a significant negative impact on the global economy and asset prices. Measures of inflation reached levels not experienced in several decades, leading the Federal Reserve to raise short term interest rates significantly over the last year, with the potential for further rate increases in 2023. Uncertainty regarding the ability of the Federal Reserve to successfully control inflation, the potential for incremental rate increases, and the full impact of prior rate increases on the economy may negatively impact asset prices and increase market volatility. The possibility of a U.S. or global recession may also contribute to market volatility. The coronavirus (COVID-19) pandemic caused significant economic disruption in recent years as countries worked to limit the negative health impacts of the virus. While the virus has entered an endemic stage, significant outbreaks or new variants present a continued risk to the global economy. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Small/Mid Cap Growth Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Aerospace & Defense
BWX Technologies, Inc.	55,285	$3,956,748	2.2%
HEICO Corp.	20,180	3,570,649	2.0%
		7,527,397	4.2%
Air Freight & Logistics
GXO Logistics, Inc.(1)	39,842	2,502,874	1.4%
Beverages
Boston Beer Co., Inc.(1)	6,918	2,133,788	1.2%
Vita Coco Co., Inc.(1)	147,106	3,952,738	2.2%
		6,086,526	3.4%
Biotechnology
Exact Sciences Corp.(1)	31,620	2,969,118	1.7%
Halozyme Therapeutics, Inc.(1)	72,766	2,624,670	1.5%
		5,593,788	3.2%
Building Products
Trex Co., Inc.(1)	45,278	2,968,426	1.7%
Capital Markets
Focus Financial Partners, Inc.(1)	69,121	3,629,543	2.1%
MarketAxess Holdings, Inc.	6,375	1,666,553	0.9%
		5,296,096	3.0%
Construction & Engineering
MasTec, Inc.(1)	26,376	3,111,577	1.8%
WillScot Mobile Mini Holdings Corp.(1)	56,971	2,722,644	1.5%
		5,834,221	3.3%
Distributors
Pool Corp.	14,720	5,514,701	3.1%
Electronic Equipment,
Instruments, & Components
Littelfuse, Inc.	12,360	3,600,592	2.0%
Energy Equipment & Services
ChampionX Corp.	58,898	1,828,194	1.0%
Financial Services
Jack Henry & Associates, Inc.	14,862	2,486,858	1.4%
Shift4 Payments, Inc.(1)	48,243	3,276,182	1.8%
		5,763,040	3.2%
Food Products
Lamb Weston Holdings, Inc.	36,012	4,139,579	2.3%
Simply Good Foods Co.(1)	47,718	1,746,002	1.0%
		5,885,581	3.3%
Ground Transportation
Knight-Swift Transportation Holdings, Inc.	39,564	2,198,176	1.2%
Health Care Equipment & Supplies
CONMED Corp.	28,013	3,806,687	2.1%
Inspire Medical Systems, Inc.(1)	12,929	4,197,270	2.4%
Insulet Corp.(1)	11,526	3,323,407	1.9%
iRhythm Technologies, Inc.(1)	17,654	1,841,665	1.0%
QuidelOrtho Corp.(1)	15,047	1,246,794	0.7%
Shockwave Medical, Inc.(1)	10,674	3,046,466	1.7%
		17,462,289	9.8%
Health Care Technology
Doximity, Inc.(1)	64,235	2,185,275	1.2%
Hotels, Restaurants & Leisure
Churchill Downs, Inc.	12,910	1,796,685	1.0%
Household Durables
LGI Homes, Inc.(1)	19,421	2,619,699	1.5%
Insurance
Kinsale Capital Group, Inc.	10,309	3,857,628	2.2%
Interactive Media & Services
ZoomInfo Technologies, Inc.(1)	71,524	1,815,994	1.0%
IT Services
DigitalOcean Holdings, Inc.(1)	46,359	1,860,850	1.1%
Globant SA(1)	11,298	2,030,477	1.1%
		3,891,327	2.2%
Life Sciences Tools & Services
Bio-Techne Corp.	34,561	2,821,214	1.6%
ICON PLC(1)	16,931	4,236,137	2.4%
Repligen Corp.(1)	11,452	1,620,000	0.9%
		8,677,351	4.9%
Machinery
Chart Industries, Inc.(1)	11,736	1,875,295	1.1%
IDEX Corp.	18,018	3,878,555	2.2%
Kadant, Inc.	17,030	3,782,363	2.1%
RBC Bearings, Inc.(1)	15,233	3,312,721	1.9%
Toro Co.	29,495	2,998,167	1.7%
		15,847,101	9.0%
Oil, Gas & Consumable Fuels
Matador Resources Co.	52,876	2,766,472	1.6%
Pharmaceuticals
Revance Therapeutics, Inc.(1)	59,207	1,498,529	0.8%
Professional Services
Paylocity Holding Corp.(1)	11,360	2,096,261	1.2%
WNS Holdings Ltd. – ADR(1)(2)	42,405	3,126,096	1.8%
		5,222,357	3.0%
Semiconductors &
Semiconductor Equipment
Lattice Semiconductor Corp.(1)	41,108	3,949,245	2.2%
SiTime Corp.(1)	17,049	2,011,271	1.2%
		5,960,516	3.4%
Software
Clearwater Analytics Holdings, Inc.(1)	109,883	1,743,843	1.0%
Descartes Systems Group, Inc.(1)(2)	46,544	3,728,640	2.1%
PTC, Inc.(1)	38,489	5,476,985	3.1%
Sprout Social, Inc.(1)	45,173	2,085,186	1.2%
Tyler Technologies, Inc.(1)	8,475	3,529,583	2.0%
		16,564,237	9.4%
Specialized REITs
National Storage Affiliates Trust	64,705	2,253,675	1.3%
Specialty Retail
Boot Barn Holdings, Inc.(1)	21,953	1,859,200	1.0%
Five Below, Inc.(1)	22,911	4,502,927	2.5%
Floor & Decor Holdings, Inc.(1)	36,123	3,755,347	2.1%
		10,117,474	5.6%
Textiles, Apparel, & Luxury Goods
Deckers Outdoor Corp.(1)	7,721	4,074,063	2.3%
Trading Companies & Distributors
Watsco, Inc.	13,818	5,271,152	3.0%
Total Common Stocks
(Cost $147,567,058)		172,481,436	97.2%

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Growth Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
First American Government Obligations
Fund, Class U, 5.03%(3)	6,545,884	$6,545,884	3.7%
Total Short-Term Investment
(Cost $6,545,884)		6,545,884	3.7%
Total Investments
(Cost $154,112,942)		179,027,320	100.9%
Liabilities in Excess of Other Assets		(1,661,381)	(0.9)%
TOTAL NET ASSETS		$177,365,939	100.0%
Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	Seven-Day Yield.
ADR – American Depositary Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$172,481,436	$—	$—	$172,481,436
Total Equity	172,481,436	—	—	172,481,436
Short-Term Investment
Money Market Mutual Fund	6,545,884	—	—	6,545,884
Total Short-Term Investment	6,545,884	—	—	6,545,884
Total Investments*	$179,027,320	$—	$—	$179,027,320

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Equity Opportunity Fund
June 30, 2023 (Unaudited)

Portfolio Characteristics

A June 30, 2023 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 2000® Index is shown below.

Top 10 Holdings(1)			Equity Sector Analysis(2)

Chefs’ Warehouse Inc.	7.1%
Blackbaud, Inc.	6.8%
Global Payments, Inc.	5.6%
Madison Square Garden Sports Corp.	5.0%
nVent Electric PLC	4.6%
NeoGenomics, Inc.	4.2%
Sportradar Holding AG	4.1%
Euronet Worldwide, Inc.	4.0%
NexTier Oilfield Solutions, Inc.	3.8%
ZoomInfo Technologies, Inc.	3.7%

Net Assets:	$62,233,092
Portfolio Turnover Rate:	31%	(5)
Number of Equity Holdings:	31

Annualized Portfolio Expense Ratio(3):
Gross
Institutional Class:	1.73%
Investor Class:	1.98%	(4)

Net
Institutional Class:	1.25%
Investor Class:	1.50%	(4)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2023.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2023, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2023.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 1.25% of average daily net assets for the Institutional Class shares and 1.50% of average daily net assets for the Investor Class shares, at least through April 30, 2025.

(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Baird Equity Opportunity Fund
June 30, 2023 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2023	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	9.90%	17.37%	3.09%	6.34%	7.37%
Investor Class Shares	9.87%	17.19%	2.85%	6.09%	7.12%
Russell 2000® Index(2)	8.09%	12.31%	4.21%	8.26%	9.27%

(1)	For the period from May 1, 2012 (inception date) through June 30, 2023.
(2)
The Russell 2000® Index measures the performance of the small-capitalization segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell 2000® is constructed to provide a comprehensive and unbiased small-capitalization barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-capitalization opportunity set. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns table shown above reflects reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross and net expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund invests primarily in a select portfolio of equity securities of companies with small- to medium-market capitalizations (those with market capitalizations, at the time of purchase, of less than $20 billion). The Fund may invest up to 15% of its total assets in equity securities of foreign companies. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund invests a substantial portion of its assets in the stocks of smaller-capitalization companies. Smaller-capitalization companies often are more volatile and face greater risks than larger, more established companies. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. Russia’s ongoing war with Ukraine has heightened global geopolitical tensions, resulting in an elevated risk environment and increased volatility in asset prices.  The uncertain course of the war may have a significant negative impact on the global economy. U.S. relations with China have become increasingly strained, and tension between the U.S. and China may have a significant negative impact on the global economy and asset prices. Measures of inflation reached levels not experienced in several decades, leading the Federal Reserve to raise short term interest rates significantly over the last year, with the potential for further rate increases in 2023. Uncertainty regarding the ability of the Federal Reserve to successfully control inflation, the potential for incremental rate increases, and the full impact of prior rate increases on the economy may negatively impact asset prices and increase market volatility. The possibility of a U.S. or global recession may also contribute to market volatility. The coronavirus (COVID-19) pandemic caused significant economic disruption in recent years as countries worked to limit the negative health impacts of the virus. While the virus has entered an endemic stage, significant outbreaks or new variants present a continued risk to the global economy. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

The Fund is “non-diversified,” meaning that it may invest a greater percentage of its assets in a smaller number of companies than a diversified mutual fund. Given Greenhouse Funds LLLP’s (“Greenhouse”) opportunistic investment strategy, the Fund will generally be overweight in certain sectors and underweight in other sectors, as compared to the sector weightings in the Russell 2000® Index (the Fund’s benchmark index), based on Greenhouse’s judgment of the sectors’ relative attractiveness and its individual securities selection.

The Fund may purchase and sell (or write) call and put options. Options are subject to various types of risks, including market risk, liquidity risk, volatility risk, counterparty risk, legal risk and operations risk. With options purchased by the Fund, the risk is limited to the premium paid for the option if the underlying stock price moves in the opposite direction from desired and the option expires worthless. For options sold or written by the Fund, the primary risk is that the underlying stock price may move directionally away from the exercise price resulting in the option holder exercising the option and requiring the Fund to either deliver the securities (in the case of a call option) or pay for the securities (in the case of a put option) and recognize a significant loss.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Equity Opportunity Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Aerospace & Defense
Cadre Holdings, Inc.	105,300	$2,295,540	3.7%
Communications Equipment
Infinera Corp.(1)	465,172	2,246,781	3.6%
Construction & Engineering
Fluor Corporation(1)	45,519	1,347,363	2.2%
Valmont Industries, Inc.	7,947	2,312,974	3.7%
		3,660,337	5.9%
Consumer Staples Distribution
Chefs’ Warehouse Inc.(1)	122,816	4,391,900	7.1%
Diversified Consumer Services
Mister Car Wash, Inc.(1)	158,397	1,528,531	2.4%
Electrical Equipment
nVent Electric PLC(4)	55,628	2,874,299	4.6%
Energy Equipment & Services
NexTier Oilfield Solutions, Inc.(1)	265,991	2,377,959	3.8%
Oceaneering International, Inc.(1)	75,751	1,416,544	2.3%
		3,794,503	6.1%
Entertainment
Madison Square Garden Sports Corp.	16,579	3,117,681	5.0%
Financial Services
Euronet Worldwide, Inc.(1)	21,178	2,485,662	4.0%
Global Payments, Inc.	35,529	3,500,317	5.6%
		5,985,979	9.6%
Health Care Equipment & Supplies
Merit Medical Systems, Inc.(1)	14,852	1,242,221	2.0%
Paragon 28, Inc.(1)	64,537	1,144,887	1.8%
		2,387,108	3.8%
Health Care Providers & Services
Castle Biosciences, Inc.(1)	7,071	97,014	0.1%
NeoGenomics, Inc.(1)	161,499	2,595,289	4.2%
		2,692,303	4.3%
Health Care Technology
Evolent Health, Inc.(1)	69,978	2,120,333	3.4%
Hotels, Restaurants, & Leisure
Sportradar Holding AG(1)(2)	198,690	2,563,101	4.1%
Interactive Media & Services
ZoomInfo Technologies, Inc.(1)	91,614	2,326,079	3.7%
Leisure Products
Clarus Corp.	230,232	2,104,320	3.4%
Machinery
Ingersoll Rand, Inc.	20,965	1,370,272	2.2%
Oil, Gas, & Consumable Fuels
Devon Energy Corp.	10,000	483,400	0.8%
Diamondback Energy, Inc.	10,252	1,346,703	2.2%
		1,830,103	3.0%
Professional Services
Equifax, Inc.	2,820	663,546	1.1%
Semiconductors &
Semiconductor Equipment
Universal Display Corp.	13,217	1,904,966	3.1%
Software
Bill.com Holdings, Inc.(1)	8,776	1,025,476	1.6%
Blackbaud, Inc.(1)	59,232	4,216,134	6.8%
Clear Secure, Inc.	57,003	1,320,759	2.1%
ON24, Inc.	136,221	1,106,115	1.8%
Opera Ltd. – ADR(2)	116,116	2,307,225	3.7%
RingCentral, Inc.(1)	52,684	1,724,347	2.8%
		11,700,056	18.8%
Total Common Stocks
(Cost $57,811,077)		61,557,738	98.9%

Purchased Option Contracts

	Notional	Number of
	Amount	Contracts(5)
Call Option Contracts
Global Payments, Inc.,
Exercise Price: $105.00,
Expiration: 08/18/2023	$1,054,164	107	24,075	0.0%
Infinera Corp.,
Exercise Price: $8.00,
Expiration: 07/21/2023	66,171	137	685	0.0%
PayPal Holdings, Inc.,
Exercise Price: $80.00,
Expiration: 01/19/2024(6)	3,042,888	456	157,320	0.3%
Total Purchased
Option Contracts
(Cost $163,788)			182,080	0.3%
Total Long-Term Investments
(Cost $57,974,865)			61,739,818	99.2%

Short-Term Investment
	Shares
Money Market Mutual Fund
First American Government Obligations
Fund, Class U, 5.03%(3)	602,386	602,386	1.0%
Total Short-Term Investment
(Cost $602,386)		602,386	1.0%
Total Investments
(Cost $58,577,251)		62,342,204	100.2%
Liabilities in Excess of Other Assets		(109,112)	(0.2)%
TOTAL NET ASSETS		$62,233,092	100.0%
Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	Seven-Day Yield.
(4)	All or a portion of this security was held as collateral for options written. At June 30, 2023, the value of this collateral was $2,712,675.
(5)	Each contract is equivalent to 100 shares of common stock.
(6)	Held in connection with written option contracts. See Schedule of Written Option Contracts for further information.
ADR – American Depositary Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Baird Equity Opportunity Fund

Schedule of Written Option Contracts, June 30, 2023 (Unaudited)

	Notional	Number of
Written Option Contracts	Amount	Contracts(a)	Value
Call Option Contracts
Oceaneering International, Inc., (Exercise Price: $25.00, Expiration: 07/21/2023)	$110,330	(59)	$(4,278)
Total Call Option Contracts (Premiums Received $7,893)			(4,278)
Put Option Contracts
PayPal Holdings, Inc., (Exercise Price: $50.00, Expiration: 01/19/2024	3,042,888	(456)	(72,048)
Clear Secure, Inc., (Exercise Price: $22.30, Expiration: 08/18/2023	523,642	(226)	(22,826)
Total Put Option Contracts (Premium Received $190,200)			(94,874)
Total Written Option Contracts (Premiums Received $198,093)			$(99,152)

(a)	Each contract is equivalent to 100 shares of common stock.

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$61,557,738	$—	$—	$61,557,738
Total Equity	61,557,738	—	—	61,557,738
Purchased Option Contracts
Call Option Contracts	181,395	685	—	182,080
Total Purchased Option Contracts	181,395	685	—	182,080
Short-Term Investment
Money Market Mutual Fund	602,386	—	—	602,386
Total Short-Term Investment	602,386	—	—	602,386
Total Investments*	$62,341,519	$685	$—	$62,342,204
Written Option Contracts
Call Option Contracts	$—	$(4,278)	$—	$(4,278)
Put Option Contracts	(94,874)	—	—	(94,874)
Total Written Option Contracts	$(94,874)	$(4,278)	$—	$(99,152)

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Chautauqua International Growth Fund
June 30, 2023 (Unaudited)

Portfolio Characteristics

A June 30, 2023 summary of the Fund’s top 10 holdings and equity sector analysis compared to the MSCI ACWI ex USA Index is shown below.

Top 10 Holdings(1)

Fairfax Financial Holdings Ltd.	4.8%	Net Assets:	$662,985,811
ASML Holding NV	4.7%	Portfolio Turnover Rate:	4%	(5)
Novo Nordisk A/S	4.6%	Number of Equity Holdings:	31
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Adyen NV	4.4%	Annualized Portfolio Expense Ratio(3):
Constellation Software, Inc.	4.3%	Gross
Waste Connections, Inc.	4.1%	Institutional Class:	0.87%
Bank Rakyat Indonesia Persero Tbk PT	4.1%	Investor Class:	1.12%	(4)
HDFC Bank Ltd.	4.1%
Safran SA	4.0%	Net
		Institutional Class:	0.80%
		Investor Class:	1.05%	(4)

Equity Sector Analysis(2)		Country Allocation(2)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2023.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2023, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2023.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.80% of average daily net assets for the Institutional Class shares and 1.05% of average daily net assets for the Investor Class shares, at least through April 30, 2024.

(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Baird Chautauqua International Growth Fund(1)
June 30, 2023 (Unaudited)

Total Returns

			Average Annual
	Six	One	Three	Five	Since
For the Periods Ended June 30, 2023	Months	Year	Years	Years	Inception(2)
Institutional Class Shares	12.05%	16.96%	9.55%	7.52%	9.21%
Investor Class Shares	11.91%	16.74%	9.25%	7.23%	8.93%
MSCI ACWI ex USA Index(3)	9.47%	12.72%	7.22%	3.52%	5.77%

(1)	Effective April 30, 2023, the Fund changed its name from the Chautauqua International Growth Fund to the Baird Chautauqua International Growth Fund.
(2)	For the period from April 15, 2016 (inception date) through June 30, 2023.
(3)
The MSCI ACWI ex USA Index is a market-capitalization-weighted index maintained by MSCI, Inc. and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S. based companies. The MSCI ACWI ex USA Index includes both developed and emerging markets.  This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns table shown above reflects reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross and net expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses primarily on non-U.S. stocks with medium to large market capitalizations and therefore the performance of the Fund may be more volatile than the performance of funds that focus on types of stocks that have a broader investment style. Under normal market conditions, the Fund will invest at least 65% of its total assets at the time of purchase in non-U.S. companies. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. Russia’s ongoing war with Ukraine has heightened global geopolitical tensions, resulting in an elevated risk environment and increased volatility in asset prices.  The uncertain course of the war may have a significant negative impact on the global economy. U.S. relations with China have become increasingly strained, and tension between the U.S. and China may have a significant negative impact on the global economy and asset prices. Measures of inflation reached levels not experienced in several decades, leading the Federal Reserve to raise short term interest rates significantly over the last year, with the potential for further rate increases in 2023. Uncertainty regarding the ability of the Federal Reserve to successfully control inflation, the potential for incremental rate increases, and the full impact of prior rate increases on the economy may negatively impact asset prices and increase market volatility. The possibility of a U.S. or global recession may also contribute to market volatility. The coronavirus (COVID-19) pandemic caused significant economic disruption in recent years as countries worked to limit the negative health impacts of the virus. While the virus has entered an endemic stage, significant outbreaks or new variants present a continued risk to the global economy. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Chautauqua International Growth Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Aerospace & Defense
Safran SA (France)(2)	169,203	$26,515,821	4.0%
Automobile Components
Aptiv PLC (United States)(1)	139,103	14,201,025	2.1%
Automobiles
Suzuki Motor Corp. (Japan)(2)	593,262	21,513,342	3.2%
Banks
Bank Rakyat Indonesia Persero
Tbk PT (Indonesia)(2)	74,462,298	27,185,564	4.1%
DBS Group Holdings
Ltd. (Singapore)(2)	835,146	19,502,983	2.9%
HDFC Bank Ltd. – ADR (India)	388,145	27,053,706	4.1%
		73,742,253	11.1%
Biotechnology
BeiGene Ltd. – ADR (China)(1)	71,134	12,683,192	1.9%
Genmab A/S (Denmark)(1)(2)	63,463	24,049,793	3.6%
		36,732,985	5.5%
Broadline Retail
Alibaba Group Holding
Ltd. – ADR (China)(1)	136,966	11,416,116	1.7%
Prosus NV (China)(2)	258,680	18,944,258	2.9%
		30,360,374	4.6%
Capital Markets
Hong Kong Exchanges & Clearing
Ltd. (Hong Kong)(2)	490,063	18,568,002	2.8%
Commercial Services & Supplies
Waste Connections, Inc. (United States)	191,101	27,314,066	4.1%
Electronic Equipment,
Instruments, & Components
Keyence Corp. (Japan)(2)	47,363	22,504,847	3.4%
Entertainment
Sea Ltd. – ADR (Singapore)(1)	237,827	13,803,479	2.1%
Financial Services
Adyen NV (Netherlands)(1)(2)	16,687	28,896,412	4.4%
Health Care Equipment & Supplies
Coloplast A/S (Denmark)(2)	119,293	14,927,874	2.3%
Health Care Providers & Services
Sinopharm Group Co. Ltd. (China)(2)	4,359,335	13,646,874	2.1%
Independent Power and
Renewable Electricity Producers
Brookfield Renewable Corp.
(United States)	375,560	11,837,651	1.8%
Insurance
Fairfax Financial Holdings Ltd. (Canada)	42,448	31,795,226	4.8%
IT Services
Tata Consultancy Services Ltd. (India)(2)	639,522	25,841,388	3.9%
Life Sciences Tools & Services
Wuxi Biologics Cayman, Inc.
(China)(1)(2)	1,757,285	8,445,607	1.3%
Machinery
FANUC Corp. (Japan)(2)	466,707	16,384,052	2.5%
Pharmaceuticals
Novo Nordisk A/S – ADR (Denmark)	189,060	30,595,580	4.6%
Professional Services
Recruit Holdings Co. Ltd. (Japan)(2)	486,447	15,525,124	2.3%
Semiconductors &
Semiconductor Equipment
ASML Holding NV (Netherlands)	43,209	31,315,722	4.7%
SolarEdge Technologies, Inc.
(United States)(1)	75,031	20,187,091	3.0%
Taiwan Semiconductor
Manufacturing Co. Ltd. – ADR (Taiwan)	287,537	29,018,234	4.4%
		80,521,047	12.1%
Software
Atlassian Corp. (United States)(1)	90,510	15,188,483	2.3%
Constellation Software, Inc. (Canada)	13,595	28,167,588	4.3%
Temenos Group AG (Switzerland)(2)	210,002	16,721,548	2.5%
		60,077,619	9.1%
Textiles, Apparel, & Luxury Goods
Kering SA (France)(2)	26,802	14,800,076	2.2%
Total Common Stocks
(Cost $530,750,224)		638,550,724	96.3%

Short-Term Investment

Money Market Mutual Fund
First American Government
Obligations Fund, Class U, 5.03%(3)	21,155,617	21,155,617	3.2%
Total Short-Term Investment
(Cost $21,155,617)		21,155,617	3.2%
Total Investments
(Cost $551,905,841)		659,706,341	99.5%
Other Assets in Excess of Liabilities		3,279,470	0.5%
TOTAL NET ASSETS		$662,985,811	100.0%
Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Level 2 Security – See Note 2a to the financial statements.
(3)	Seven-Day Yield.
ADR – American Depositary Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Baird Chautauqua International Growth Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$304,577,159	$333,973,565	$—	$638,550,724
Total Equity	304,577,159	333,973,565	—	638,550,724
Short-Term Investment
Money Market Mutual Fund	21,155,617	—	—	21,155,617
Total Short-Term Investment	21,155,617	—	—	21,155,617
Total Investments*	$325,732,776	$333,973,565	$—	$659,706,341

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Chautauqua Global Growth Fund
June 30, 2023 (Unaudited)

Portfolio Characteristics

A June 30, 2023 summary of the Fund’s top 10 holdings and equity sector analysis compared to the MSCI ACWI Index is shown below.

Top 10 Holdings(1)

Novo Nordisk A/S	4.2%	Net Assets:	$304,954,519
Fairfax Financial Holdings Ltd.	3.8%	Portfolio Turnover Rate:	7%	(5)
MasterCard, Inc. – Class A	3.8%	Number of Equity Holdings:	43
Constellation Software, Inc.	3.4%
Adyen NV	3.4%	Annualized Portfolio Expense Ratio(3):
Alphabet, Inc. – Class A	3.3%	Gross
TJX Companies, Inc.	3.2%	Institutional Class:	0.92%
Nvidia Corp.	3.1%	Investor Class:	1.17%	(4)
ASML Holding NV	3.1%
Waste Connections, Inc.	3.1%	Net
		Institutional Class:	0.80%
		Investor Class:	1.05%	(4)

Equity Sector Analysis(2)		Country Allocation(2)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2023.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2023, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus dated May 1, 2023.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.80% of average daily net assets for the Institutional Class shares and 1.05% of average daily net assets for the Investor Class shares, at least through April 30, 2024.

(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Baird Chautauqua Global Growth Fund(1)
June 30, 2023 (Unaudited)

Total Returns

			Average Annual
	Six	One	Three	Five	Since
For the Periods Ended June 30, 2023	Months	Year	Years	Years	Inception(2)
Institutional Class Shares	11.88%	16.74%	9.40%	8.94%	11.20%
Investor Class Shares	11.73%	16.42%	9.09%	8.72%	10.95%
MSCI ACWI Index(3)	13.93%	16.53%	10.99%	8.10%	9.57%

(1)	Effective April 30, 2023, the Fund changed its name from the Chautauqua Global Growth Fund to the Baird Chautauqua Global Growth Fund.
(2)	For the period from April 15, 2016 (inception date) through June 30, 2023.
(3)
The MSCI ACWI Index is a market-capitalization-weighted index maintained by MSCI, Inc. and designed to provide a broad measure of stock performance throughout the world. The MSCI ACWI Index includes both developed and emerging markets.  This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns table shown above reflects reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross and net expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on both U.S. and non-U.S. stocks with medium to large market capitalizations and therefore the performance of the Fund may be more volatile than the performance of funds that focus on types of stocks that have a broader investment style. Under normal market conditions, the Fund will invest at least 40% of its total assets at the time of purchase in non-U.S. companies. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. Russia’s ongoing war with Ukraine has heightened global geopolitical tensions, resulting in an elevated risk environment and increased volatility in asset prices.  The uncertain course of the war may have a significant negative impact on the global economy. U.S. relations with China have become increasingly strained, and tension between the U.S. and China may have a significant negative impact on the global economy and asset prices. Measures of inflation reached levels not experienced in several decades, leading the Federal Reserve to raise short term interest rates significantly over the last year, with the potential for further rate increases in 2023. Uncertainty regarding the ability of the Federal Reserve to successfully control inflation, the potential for incremental rate increases, and the full impact of prior rate increases on the economy may negatively impact asset prices and increase market volatility. The possibility of a U.S. or global recession may also contribute to market volatility. The coronavirus (COVID-19) pandemic caused significant economic disruption in recent years as countries worked to limit the negative health impacts of the virus. While the virus has entered an endemic stage, significant outbreaks or new variants present a continued risk to the global economy. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-442-2473 or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Chautauqua Global Growth Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Aerospace & Defense
Safran SA (France)(2)	54,891	$8,601,975	2.8%
Automobile Components
Aptiv PLC (United States)(1)	45,575	4,652,752	1.5%
Automobiles
Suzuki Motor Corp. (Japan)(2)	179,862	6,522,300	2.1%
Banks
Bank Rakyat Indonesia Persero
Tbk PT (Indonesia)(2)	24,226,155	8,844,767	2.9%
DBS Group Holdings Ltd. (Singapore)(2)	284,176	6,636,300	2.2%
HDFC Bank Ltd. – ADR (India)	129,065	8,995,832	2.9%
		24,476,899	8.0%
Biotechnology
BeiGene Ltd. – ADR (China)(1)	19,119	3,408,918	1.1%
Genmab A/S (Denmark)(1)(2)	24,177	9,162,059	3.0%
Incyte Corp. (United States)(1)	102,114	6,356,597	2.1%
Regeneron Pharmaceuticals, Inc.
(United States)(1)	11,046	7,936,993	2.6%
		26,864,567	8.8%
Broadline Retail
Alibaba Group Holding
Ltd. – ADR (China)(1)	35,359	2,947,173	1.0%
Amazon.com, Inc. (United States)(1)	56,418	7,354,651	2.4%
Prosus NV (China)(2)	84,248	6,169,846	2.0%
		16,471,670	5.4%
Capital Markets
Charles Schwab Corp. (United States)	98,261	5,569,433	1.8%
Hong Kong Exchanges &
Clearing Ltd. (Hong Kong)(2)	164,764	6,242,745	2.0%
		11,812,178	3.8%
Commercial Services & Supplies
Waste Connections, Inc. (United States)	65,393	9,346,621	3.1%
Electronic Equipment,
Instruments, & Components
Keyence Corp. (Japan)(2)	12,438	5,909,999	1.9%
Entertainment
Sea Ltd. – ADR (Singapore)(1)	80,394	4,666,068	1.5%
Financial Services
Adyen NV (Netherlands)(1)(2)	5,897	10,211,670	3.4%
MasterCard, Inc. – Class A (United States)	29,426	11,573,246	3.8%
		21,784,916	7.2%
Health Care Equipment & Supplies
Coloplast A/S (Denmark)(2)	38,007	4,756,052	1.6%
Health Care Providers & Services
Sinopharm Group Co. Ltd. (China)(2)	2,026,216	6,343,058	2.1%
Independent Power and
Renewable Electricity Producers
Brookfield Renewable Corp.
(United States)	162,766	5,130,384	1.7%
Insurance
Fairfax Financial Holdings Ltd. (Canada)	15,498	11,608,613	3.8%
Interactive Media & Services
Alphabet, Inc. – Class A (United States)(1)	83,344	9,976,277	3.3%
IT Services
Tata Consultancy Services Ltd. (India)(2)	187,315	7,568,902	2.5%
Life Sciences Tools & Services
Illumina, Inc. (United States)(1)	19,945	3,739,488	1.2%
Wuxi Biologics Cayman, Inc.
(China)(1)(2)	628,278	3,019,538	1.0%
		6,759,026	2.2%
Machinery
FANUC Corp. (Japan)(2)	146,842	5,154,984	1.7%
Office REITs
Alexandria Real Estate
Equities, Inc. (United States)	20,698	2,349,016	0.8%
Pharmaceuticals
Novo Nordisk A/S – ADR (Denmark)	78,543	12,710,614	4.2%
Professional Services
Recruit Holdings Co. Ltd. (Japan)(2)	160,406	5,119,413	1.7%
Semiconductors &
Semiconductor Equipment
ASML Holding NV (Netherlands)	13,072	9,473,931	3.1%
Micron Technology, Inc. (United States)	71,362	4,503,656	1.5%
Nvidia Corp. (United States)	22,528	9,529,794	3.1%
SolarEdge Technologies, Inc.
(United States)(1)	24,051	6,470,922	2.1%
Taiwan Semiconductor
Manufacturing Co. Ltd. – ADR (Taiwan)	91,914	9,275,961	3.1%
Universal Display Corp. (United States)	24,052	3,466,615	1.1%
		42,720,879	14.0%
Software
Atlassian Corp. (United States)(1)	27,447	4,605,881	1.5%
Constellation Software, Inc. (Canada)	5,055	10,473,493	3.4%
Temenos Group AG (Switzerland)(2)	47,717	3,799,498	1.3%
		18,878,872	6.2%
Specialty Retail
TJX Companies, Inc. (United States)	116,451	9,873,880	3.2%
Textiles, Apparel, & Luxury Goods
Kering SA (France)(2)	10,044	5,546,301	1.8%
Total Common Stocks
(Cost $261,052,142)		295,606,216	96.9%

The accompanying notes are an integral part of these financial statements.

Baird Chautauqua Global Growth Fund
Schedule of Investments, June 30, 2023 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
First American Government
Obligations Fund, Class U, 5.03%(3)	8,394,849	$8,394,849	2.8%
Total Short-Term Investment
(Cost $8,394,849)		8,394,849	2.8%
Total Investments
(Cost $269,446,991)		304,001,065	99.7%
Other Assets in Excess of Liabilities		953,454	0.3%
TOTAL NET ASSETS		$304,954,519	100.0%
Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Level 2 Security – See Note 2a to the financial statements.
(3)	Seven-Day Yield.
ADR – American Depositary Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 – Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$185,996,809	$109,609,407	$—	$295,606,216
Total Equity	185,996,809	109,609,407	—	295,606,216
Short-Term Investment
Money Market Mutual Fund	8,394,849	—	—	8,394,849
Total Short-Term Investment	8,394,849	—	—	8,394,849
Total Investments*	$194,391,658	$109,609,407	$—	$304,001,065

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Additional Information on Fund Expenses
June 30, 2023 (Unaudited)

Expense Example

As a shareholder of the Funds, you incur ongoing costs, such as management fees; distribution and/or service (12b-1) fees; and other fund expenses. The Funds do not charge any sales loads, redemption fees or other transaction fees; however, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/23 – 6/30/23).

Actual Expenses

The third and fourth columns of the following table provide information about account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds.

Actual vs. Hypothetical Returns

					Hypothetical (5% return
			Actual		before expenses)
		Beginning	Ending		Ending
	Fund’s Annualized	Account Value	Account Value	Expenses Paid	Account Value	Expenses Paid
	Expense Ratio(1)	1/1/23	6/30/23	During Period(1)	6/30/23	During Period(1)
Baird Mid Cap Growth Fund
Institutional Class	0.81%	$1,000.00	$1,165.60	$4.35	$1,020.78	$4.06
Investor Class	1.06%	$1,000.00	$1,163.70	$5.69	$1,019.54	$5.31

Baird Small/Mid Cap Growth Fund
Institutional Class	0.85%	$1,000.00	$1,128.90	$4.49	$1,020.58	$4.26
Investor Class	1.10%	$1,000.00	$1,127.80	$5.80	$1,019.34	$5.51

Baird Equity Opportunity Fund
Institutional Class	1.25%	$1,000.00	$1,099.00	$6.51	$1,018.60	$6.26
Investor Class	1.50%	$1,000.00	$1,098.70	$7.81	$1,017.36	$7.50

Baird Chautauqua International Growth Fund
Institutional Class	0.80%	$1,000.00	$1,120.50	$4.21	$1,020.83	$4.01
Investor Class	1.05%	$1,000.00	$1,119.10	$5.52	$1,019.59	$5.26

Baird Chautauqua Global Growth Fund
Institutional Class	0.80%	$1,000.00	$1,118.80	$4.20	$1,020.83	$4.01
Investor Class	1.05%	$1,000.00	$1,117.30	$5.51	$1,019.59	$5.26

(1)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, 181 days and divided by 365 to reflect the one-half year period.

Statements of Assets and Liabilities
June 30, 2023 (Unaudited)

	Baird Mid Cap	Baird Small/Mid	Baird Equity
	Growth Fund	Cap Growth Fund	Opportunity Fund
ASSETS:
Investments, at value (cost $1,708,488,823, $154,112,942, and $58,577,251, respectively)	$2,324,832,528	$179,027,320	$62,342,204
Dividends receivable	473,573	17,364	51,215
Interest receivable	390,677	34,456	1,989
Receivable for investments sold	—	—	72,342
Receivable for Fund shares sold	3,838,665	1,285,848	1,877
Prepaid expenses and other assets	63,464	31,268	33,402
Total assets	2,329,598,907	180,396,256	62,503,029
LIABILITIES:
Written option contracts, at value (premiums received $0, $0, and $198,093, respectively)	—	—	99,152
Payable for investments purchased	2,745,525	2,576,494	66,310
Payable for Fund shares redeemed	3,662,557	307,660	20,092
Payable to Advisor, net (Note 5)	1,374,307	97,023	41,568
Payable to Directors	23,245	23,207	23,207
Accrued shareholder servicing fees	80,719	5,170	4,462
Accrued fund accounting and administration fees	22,607	6,209	4,791
Accrued professional fees	7,513	7,514	8,009
Accrued custody fees	3,374	878	472
Accrued Rule 12b-1 fees (Note 7)	69,029	828	461
Accrued expenses and other liabilities	23,720	5,334	1,413
Total liabilities	8,012,596	3,030,317	269,937
NET ASSETS	$2,321,586,311	$177,365,939	$62,233,092
NET ASSETS CONSIST OF:
Paid-in capital	$1,623,157,605	$179,944,117	$60,302,420
Total distributable earnings (accumulated deficit)	698,428,706	(2,578,178)	1,930,672
NET ASSETS	$2,321,586,311	$177,365,939	$62,233,092
INSTITUTIONAL CLASS SHARES
Net Assets	$2,139,896,890	$176,341,019	$62,230,604
Shares outstanding ($0.01 par value, unlimited shares authorized)	87,393,480	10,823,140	4,830,060
Net asset value, offering and redemption price per share	$24.49	$16.29	$12.88
INVESTOR CLASS SHARES
Net Assets	$181,689,421	$1,024,920	$2,488
Shares outstanding ($0.01 par value, unlimited shares authorized)	8,138,519	63,832	194
Net asset value, offering and redemption price per share	$22.32	$16.06	$12.80

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2023 (Unaudited)

	Baird Chautauqua	Baird Chautauqua
	International	Global
	Growth Fund	Growth Fund
ASSETS:
Investments, at value (cost $551,905,841 and $269,446,991, respectively)	$659,706,341	$304,001,065
Foreign currency, at value (cost $1,128,827 and $679,407, respectively)	1,119,326	676,975
Dividends receivable	1,350,564	479,508
Interest receivable	75,279	32,248
Receivable for Fund shares sold	1,707,695	388,577
Uninvested cash	107,739	46,694
Prepaid expenses and other assets	45,037	38,090
Total assets	664,111,981	305,663,157
LIABILITIES:
Payable for Fund shares redeemed	404,787	379,373
Payable to Advisor, net (Note 5)	384,704	170,019
Payable to Directors	23,207	23,207
Accrued shareholder servicing fees	22,247	9,754
Accrued fund accounting and administration fees	12,744	10,596
Accrued custody fees	13,163	6,000
Accrued professional fees	8,554	8,554
Accrued Rule 12b-1 fees (Note 7)	9,678	840
Deferred tax	213,343	85,628
Accrued expenses and other liabilities	33,743	14,667
Total liabilities	1,126,170	708,638
NET ASSETS	$662,985,811	$304,954,519
NET ASSETS CONSIST OF:
Paid-in capital	$577,081,130	$275,357,894
Total distributable earnings	85,904,681	29,596,625
NET ASSETS	$662,985,811	$304,954,519
INSTITUTIONAL CLASS SHARES
Net Assets	$645,358,632	$303,898,686
Shares outstanding ($0.01 par value, unlimited shares authorized)	37,922,292	15,225,336
Net asset value, offering and redemption price per share	$17.02	$19.96
INVESTOR CLASS SHARES
Net Assets	$17,627,179	$1,055,833
Shares outstanding ($0.01 par value, unlimited shares authorized)	1,042,625	53,533
Net asset value, offering and redemption price per share	$16.91	$19.72

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2023 (Unaudited)

	Baird Mid Cap	Baird Small/Mid	Baird Equity
	Growth Fund	Cap Growth Fund	Opportunity Fund
INVESTMENT INCOME:
Dividends (net of issuance fees and/or foreign taxes withheld of $0, $440, and $3,384, respectively)	$6,323,653	$375,947	$483,463
Interest	1,570,582	149,794	45,353
Total investment income	7,894,235	525,741	528,816

EXPENSES:
Investment advisory fees (Note 5)	7,939,785	606,650	381,322
Shareholder servicing fees	409,051	14,939	11,517
Directors fees	48,073	48,034	48,034
Fund accounting and administration fees	70,262	20,753	17,615
Federal and state registration	54,486	28,954	25,110
Professional fees	17,708	17,540	21,775
Reports to shareholders	36,999	3,193	2,174
Custody fees	10,045	1,560	2,789
Interest expense (Note 6)	—	47	81
Miscellaneous expenses	1,403	194	168
Rule 12b-1 fees – Investor Class Shares (Note 7)	210,106	1,144	4
Total expenses	8,797,918	743,008	510,589
Fee waiver by Advisor (Note 5)	—	(54,280)	(129,183)
Net expenses	8,797,918	688,728	381,406
NET INVESTMENT INCOME (LOSS)	(903,683)	(162,987)	147,410

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	132,581,727	(7,523,269)	(1,245,915)
Written option contracts	—	—	119,165
Net change in unrealized appreciation on:
Investments	188,720,520	27,188,451	6,534,469
Written option contracts	—	—	15,179
Net realized and unrealized gain on investments	321,302,247	19,665,182	5,422,898
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$320,398,564	$19,502,195	$5,570,308

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2023 (Unaudited)

	Baird Chautauqua	Baird Chautauqua
	International	Global
	Growth Fund	Growth Fund
INVESTMENT INCOME:
Dividends (net of issuance fees and/or foreign taxes withheld of $847,161 and $304,225, respectively)	$6,116,849	$2,430,974
Interest	394,800	157,372
Total investment income	6,511,649	2,588,346

EXPENSES:
Investment advisory fees (Note 5)	2,203,731	1,084,455
Shareholder servicing fees	83,549	29,151
Directors fees	48,034	48,034
Custody fees	42,131	18,036
Federal and state registration	45,431	39,418
Fund accounting and administration fees	36,126	28,000
Professional fees	18,584	18,584
Reports to shareholders	10,702	4,253
Miscellaneous expenses	4,564	4,587
Rule 12b-1 fees – Investor Class Shares (Note 7)	20,341	1,294
Total expenses	2,513,193	1,275,812
Fee waiver by Advisor (Note 5)	(142,206)	(117,766)
Net expenses	2,370,987	1,158,046
NET INVESTMENT INCOME	4,140,662	1,430,300

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments (net of foreign taxes withheld of $18 and $856, respectively)	412,334	(2,066,754)
Foreign currency translation	(131,082)	(27,322)
Net change in unrealized appreciation (depreciation) on:
Investments	56,211,994	32,410,182
Foreign currency translation	(8,590)	(2,217)
Net realized and unrealized gain on investments and foreign currency translation	56,484,656	30,313,889
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$60,625,318	$31,744,189

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Baird Mid Cap Growth Fund		Baird Small/Mid Cap Growth Fund
	Six Months Ended		Six Months Ended
	June 30, 2023	Year Ended	June 30, 2023	Year Ended
	(Unaudited)	December 31, 2022	(Unaudited)	December 31, 2022
OPERATIONS:
Net investment loss	$(903,683)	$(6,399,901)	$(162,987)	$(522,310)
Net realized gain (loss) on investments	132,581,727	(45,618,233)	(7,523,269)	(19,684,321)
Net change in unrealized appreciation (depreciation) on investments	188,720,520	(676,294,509)	27,188,451	(28,001,622)
Net increase (decrease) in net assets resulting from operations	320,398,564	(728,312,643)	19,502,195	(48,208,253)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	286,617,494	630,389,326	19,963,915	46,431,461
Shares issued to holders in reinvestment of distributions	—	26,758,497	—	993,301
Cost of shares redeemed	(201,836,728)	(549,380,616)	(9,963,912)	(15,543,812)
Net increase in net assets resulting from capital share transactions	84,780,766	107,767,207	10,000,003	31,880,950

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	—	(28,370,957)	—	(994,847)
Investor Class	—	(2,701,934)	—	(5,385)
Total net distributions to shareholders	—	(31,072,891)	—	(1,000,232)

TOTAL INCREASE (DECREASE) IN NET ASSETS	405,179,330	(651,618,327)	29,502,198	(17,327,535)

NET ASSETS:
Beginning of period	1,916,406,981	2,568,025,308	147,863,741	165,191,276
End of period	$2,321,586,311	$1,916,406,981	$177,365,939	$147,863,741

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Baird Equity Opportunity Fund
	Six Months Ended
	June 30, 2023	Year Ended
	(Unaudited)	December 31, 2022
OPERATIONS:
Net investment income (loss)	$147,410	$(314,797)
Net realized gain (loss) on investments and written option contracts	(1,126,750)	628,660
Net change in unrealized appreciation (depreciation) on investments and written option contracts	6,549,648	(7,300,490)
Net increase (decrease) in net assets resulting from operations	5,570,308	(6,986,627)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,081,551	12,850,612
Shares issued to holders in reinvestment of distributions	—	14,261,145
Cost of shares redeemed	(5,233,270)	(8,777,787)
Net increase (decrease) in net assets resulting from capital share transactions	(1,151,719)	18,333,970

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	—	(14,495,880)
Investor Class	—	(570)
Total net distributions to shareholders	—	(14,496,450)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,418,589	(3,149,107)

NET ASSETS:
Beginning of period	57,814,503	60,963,610
End of period	$62,233,092	$57,814,503

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Baird Chautauqua International Growth Fund		Baird Chautauqua Global Growth Fund
	Six Months Ended		Six Months Ended
	June 30, 2023	Year Ended	June 30, 2023	Year Ended
	(Unaudited)	December 31, 2022	(Unaudited)	December 31, 2022
OPERATIONS:
Net investment income	$4,140,662	$1,716,204	$1,430,300	$548,276
Net realized gain (loss) on investments and foreign currency translation	281,252	(22,963,179)	(2,094,076)	(3,016,153)
Net change in unrealized appreciation (depreciation) on
investments and foreign currency translation	56,203,404	(71,271,860)	32,407,965	(62,326,005)
Net increase (decrease) in net assets resulting from operations	60,625,318	(92,518,835)	31,744,189	(64,793,882)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	162,709,464	284,419,533	19,090,583	56,027,768
Shares issued to holders in reinvestment of distributions	—	3,796,060	—	326,779
Cost of shares redeemed	(53,414,666)	(167,135,571)	(11,748,438)	(41,676,691)
Net increase in net assets resulting from capital share transactions	109,294,798	121,080,022	7,342,145	14,677,856

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	—	(4,214,970)	—	(343,463)
Investor Class	—	(110,964)	—	(1,217)
Total net distributions to shareholders	—	(4,325,934)	—	(344,680)

TOTAL INCREASE (DECREASE) IN NET ASSETS	169,920,116	24,235,253	39,086,334	(50,460,706)

NET ASSETS:
Beginning of period	493,065,695	468,830,442	265,868,185	316,328,891
End of period	$662,985,811	$493,065,695	$304,954,519	$265,868,185

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Mid Cap Growth Fund – Institutional Class

	Six Months Ended
	June 30, 2023		Year Ended December 31,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Data:
Net asset value, beginning of period	$21.01		$29.50	$28.17	$22.90	$17.72	$19.16
Income from investment operations:
Net investment loss(1)	(0.01)		(0.07)	(0.15)	(0.08)	(0.02)	(0.03)
Net realized and unrealized gains (losses) on investments	3.49		(8.08)	6.30	7.99	6.44	(0.30)
Total from investment operations	3.48		(8.15)	6.15	7.91	6.42	(0.33)
Less distributions:
Distributions from net realized gains	—		(0.34)	(4.82)	(2.64)	(1.24)	(1.11)
Total distributions	—		(0.34)	(4.82)	(2.64)	(1.24)	(1.11)
Net asset value, end of period	$24.49		$21.01	$29.50	$28.17	$22.90	$17.72
Total return	16.56	%(2)	(27.64)%	22.51%	34.81%	36.31%	(1.61)%

Supplemental data and ratios:
Net assets, end of period (millions)	$2,139.9		$1,762.8	$2,334.3	$2,065.5	$1,825.8	$1,337.4
Ratio of expenses to average net assets	0.81	%(3)	0.81%	0.80%	0.82%	0.82%	0.81%
Ratio of net investment loss to average net assets	(0.07	)%(3)	(0.29)%	(0.49)%	(0.35)%	(0.07)%	(0.15)%
Portfolio turnover rate(4)	26	%(2)	26%	31%	47%	43%	38%

(1) Calculated using average shares outstanding during the period.
(2) Not annualized.
(3) Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Mid Cap Growth Fund – Investor Class

	Six Months Ended
	June 30, 2023		Year Ended December 31,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Data:
Net asset value, beginning of period	$19.18		$27.04	$26.22	$21.53	$16.76	$18.23
Income from investment operations:
Net investment loss(1)	(0.03)		(0.11)	(0.21)	(0.14)	(0.07)	(0.08)
Net realized and unrealized gains (losses) on investments	3.17		(7.41)	5.85	7.47	6.08	(0.28)
Total from investment operations	3.14		(7.52)	5.64	7.33	6.01	(0.36)
Less distributions:
Distributions from net realized gains	—		(0.34)	(4.82)	(2.64)	(1.24)	(1.11)
Total distributions	—		(0.34)	(4.82)	(2.64)	(1.24)	(1.11)
Net asset value, end of period	$22.32		$19.18	$27.04	$26.22	$21.53	$16.76
Total return	16.37	%(2)	(27.82)%	22.25%	34.32%	35.94%	(1.86)%

Supplemental data and ratios:
Net assets, end of period (millions)	$181.7		$153.6	$233.7	$200.3	$148.3	$95.5
Ratio of expenses to average net assets	1.06	%(3)	1.06%	1.05%	1.07%	1.07%	1.06%
Ratio of net investment loss to average net assets	(0.32	)%(3)	(0.54)%	(0.74)%	(0.60)%	(0.32)%	(0.40)%
Portfolio turnover rate(4)	26	%(2)	26%	31%	47%	43%	38%

(1) Calculated using average shares outstanding during the period.
(2) Not annualized.
(3) Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Small/Mid Cap Growth Fund – Institutional Class

	Six Months Ended						Period Ended
	June 30, 2023		Year Ended December 31,				December 31,
	(Unaudited)		2022	2021	2020	2019	2018(1)
Per Share Data:
Net asset value, beginning of period	$14.43		$19.94	$17.39	$12.26	$8.95	$10.00
Income from investment operations:
Net investment loss(2)	(0.02)		(0.05)	(0.12)	(0.06)	(0.03)	(0.00	)(3)
Net realized and unrealized gains (losses) on investments	1.88		(5.36)	3.29	5.52	3.34	(1.05)
Total from investment operations	1.86		(5.41)	3.17	5.46	3.31	(1.05)
Less distributions:
Distributions from net realized gains	—		(0.10)	(0.62)	(0.33)	—	—
Total distributions	—		(0.10)	(0.62)	(0.33)	—	—
Net asset value, end of period	$16.29		$14.43	$19.94	$17.39	$12.26	$8.95
Total return	12.89	%(4)	(27.14)%	18.42%	44.57%	36.98%	(10.50	)%(4)

Supplemental data and ratios:
Net assets, end of period (millions)	$176.3		$147.1	$164.3	$51.2	$18.3	$7.3
Ratio of expenses to average net assets	0.85	%(5)	0.85%	0.85%	0.85%	0.85%	0.85	%(5)
Ratio of expenses to average net assets (before waivers)	0.92	%(5)	0.98%	1.00%	1.43%	2.10%	3.88	%(5)
Ratio of net investment loss to average net assets	(0.20	)%(5)	(0.33)%	(0.63)%	(0.41)%	(0.25)%	(0.03	)%(5)
Ratio of net investment loss to average net assets (before waivers)	(0.27	)%(5)	(0.45)%	(0.78)%	(0.99)%	(1.50)%	(3.06	)%(5)
Portfolio turnover rate(6)	26	%(4)	39%	50%	65%	60%	9	%(4)

(1)	Inception was close of business on October 31, 2018.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Small/Mid Cap Growth Fund – Investor Class

	Six Months Ended						Period Ended
	June 30, 2023		Year Ended December 31,				December 31,
	(Unaudited)		2022	2021	2020	2019	2018(1)
Per Share Data:
Net asset value, beginning of period	$14.24		$19.72	$17.25	$12.21	$8.94	$10.00
Income from investment operations:
Net investment loss(2)	(0.03)		(0.09)	(0.17)	(0.09)	(0.06)	(0.00	)(3)
Net realized and unrealized gains (losses) on investments	1.85		(5.29)	3.26	5.46	3.33	(1.06)
Total from investment operations	1.82		(5.38)	3.09	5.37	3.27	(1.06)
Less distributions:
Distributions from net realized gains	—		(0.10)	(0.62)	(0.33)	—	—
Total distributions	—		(0.10)	(0.62)	(0.33)	—	—
Net asset value, end of period	$16.06		$14.24	$19.72	$17.25	$12.21	$8.94
Total return	12.78	%(4)	(27.29)%	18.10%	43.89%	36.69%	(10.60	)%(4)

Supplemental data and ratios:
Net assets, end of period (thousands)	$1,024.9		$779.4	$863.7	$661.0	$287.3	$8.9
Ratio of expenses to average net assets	1.10	%(5)	1.10%	1.10%	1.10%	1.10%	1.10	%(5)
Ratio of expenses to average net assets (before waivers)	1.17	%(5)	1.23%	1.25%	1.68%	2.35%	4.13	%(5)
Ratio of net investment loss to average net assets	(0.45	)%(5)	(0.58)%	(0.88)%	(0.66)%	(0.50)%	(0.28	)%(5)
Ratio of net investment loss to average net assets (before waivers)	(0.52	)%(5)	(0.70)%	(1.03)%	(1.24)%	(1.75)%	(3.31	)%(5)
Portfolio turnover rate(6)	26	%(4)	39%	50%	65%	60%	9	%(4)
(1)	Inception was close of business on October 31, 2018.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Equity Opportunity Fund – Institutional Class

	Six Months Ended
	June 30, 2023		Year Ended December 31,
	(Unaudited)		2022	2021		2020	2019	2018
Per Share Data:
Net asset value, beginning of period	$11.72		$17.68	$15.56		$15.96	$13.58	$16.99
Income from investment operations:
Net investment income (loss)(1)	0.03		(0.09)	0.14		0.03	0.13	0.05
Net realized and unrealized gains (losses) on investments	1.13		(1.95)	2.82		0.43 (2)	2.36	(2.85)
Total from investment operations	1.16		(2.04)	2.96		0.46	2.49	(2.80)
Less distributions:
Distributions from net investment income	—		—	(0.17)		(0.03)	(0.11)	(0.06)
Distributions from net realized gains	—		(3.92)	(0.67)		(0.83)	—	(0.55)
Total distributions	—		(3.92)	(0.84)		(0.86)	(0.11)	(0.61)
Net asset value, end of period	$12.88		$11.72	$17.68		$15.56	$15.96	$13.58
Total return	9.90	%(3)	(11.56)%	19.40%		2.85%	18.40%	(16.45)%

Supplemental data and ratios:
Net assets, end of period (millions)	$62.2		$57.8	$61.0		$30.4	$33.0	$28.8
Ratio of expenses to average net assets	1.25	%(4)	1.25%	0.98	%(6)	0.95%	0.95%	1.00	%(5)
Ratio of expenses to average net assets (before waivers)	1.67	%(4)	1.73%	1.53%		1.64%	1.44%	1.38%
Ratio of net investment income (loss) to average net assets	0.48	%(4)	(0.55)%	0.82%		0.21%	0.87%	0.29%
Ratio of net investment income (loss) to average net assets (before waivers)	0.06	%(4)	(1.02)%	0.27%		(0.48)%	0.38%	(0.09)%
Portfolio turnover rate(8)	31	%(3)	72%	67	%(7)	61%	55%	36%

(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
(3)	Not annualized.
(4)	Annualized.
(5)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 0.95%. Prior to December 1, 2018, the expense cap was 1.00%.
(6)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 12, 2021, the expense cap increased to 1.25%. Prior to December 12, 2021, the expense cap was 0.95%.
(7)
The cost of purchases and proceeds from sales of securities that were incurred by the Fund subsequent to Greenhouse’s appointment as subadvisor to the Baird Equity Opportunity Fund that related to the alignment of the Fund’s portfolio with Greenhouse’s investment style are excluded from the portfolio turnover rate calculation. If such amounts had not been excluded, the portfolio turnover rate would have been 189% for the year ended December 31, 2021.

(8)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Equity Opportunity Fund – Investor Class

	Six Months Ended
	June 30, 2023		Year Ended December 31,
	(Unaudited)		2022	2021		2020	2019	2018
Per Share Data:
Net asset value, beginning of period	$11.65		$17.65	$15.52		$15.97	$13.58	$16.97
Income from investment operations:
Net investment income (loss)(1)	0.01		(0.13)	0.10		(0.01)	0.09	0.01
Net realized and unrealized gains (losses) on investments	1.14		(1.95)	2.83		0.42 (2)	2.37	(2.85)
Total from investment operations	1.15		(2.08)	2.93		0.41	2.46	(2.84)
Less distributions:
Distributions from net investment income	—		—	(0.13)		(0.03)	(0.07)	—
Distributions from net realized gains	—		(3.92)	(0.67)		(0.83)	—	(0.55)
Total distributions	—		(3.92)	(0.80)		(0.86)	(0.07)	(0.55)
Net asset value, end of period	$12.80		$11.65	$17.65		$15.52	$15.97	$13.58
Total return	9.87	%(3)	(11.77)%	19.16%		2.54%	18.19%	(16.71)%

Supplemental data and ratios:
Net assets, end of period (thousands)	$2.5		$2.3	$2.6		$295.7	$883.8	$758.6
Ratio of expenses to average net assets	1.50	%(4)	1.50%	1.23	%(6)	1.20%	1.20%	1.25	%(5)
Ratio of expenses to average net assets (before waivers)	1.92	%(4)	1.98%	1.78%		1.89%	1.69%	1.63%
Ratio of net investment income (loss) to average net assets	0.23	%(4)	(0.80)%	0.57%		(0.04)%	0.62%	0.04%
Ratio of net investment income (loss) to average net assets (before waivers)	(0.19	)%(4)	(1.27)%	0.02%		(0.73)%	0.13%	(0.34)%
Portfolio turnover rate(8)	31	%(3)	72%	67	%(7)	61%	55%	36%

(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
(3)	Not annualized.
(4)	Annualized.
(5)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 1.20%. Prior to December 1, 2018, the expense cap was 1.25%.
(6)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 12, 2021, the expense cap increased to 1.50%. Prior to December 12, 2021, the expense cap was 1.20%.
(7)
The cost of purchases and proceeds from sales of securities that were incurred by the Fund subsequent to Greenhouse’s appointment as subadvisor to the Baird Equity Opportunity Fund that related to the alignment of the Fund’s portfolio with Greenhouse’s investment style are excluded from the portfolio turnover rate calculation. If such amounts had not been excluded, the portfolio turnover rate would have been 189% for the year ended December 31, 2021.

(8)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Chautauqua International Growth Fund – Institutional Class

	Six Months Ended
	June 30, 2023		Year Ended December 31,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Data:
Net asset value, beginning of period	$15.19		$18.65	$17.51	$12.62	$10.17	$12.59
Income from investment operations:
Net investment income(1)	0.12		0.06	0.04	0.01	0.30	0.06
Net realized and unrealized gains (losses)
on investments and foreign currency translation	1.71		(3.38)	1.19	5.00	2.42	(2.19)
Total from investment operations	1.83		(3.32)	1.23	5.01	2.72	(2.13)
Less distributions:
Distributions from net investment income	—		(0.03)	(0.09)	(0.12)	(0.27)	(0.06)
Distributions from net realized gains	—		(0.11)	—	—	—	(0.23)
Total distributions	—		(0.14)	(0.09)	(0.12)	(0.27)	(0.29)
Paid in capital from redemption fees(2)	—		—	0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)
Net asset value, end of period	$17.02		$15.19	$18.65	$17.51	$12.62	$10.17
Total return	12.05	%(4)	(17.84)%	6.90%	39.84%	26.72%	(16.94)%

Supplemental data and ratios:
Net assets, end of period (millions)	$645.4		$479.1	$468.2	$321.8	$172.7	$85.4
Ratio of expenses to average net assets	0.80	%(5)	0.80%	0.80%	0.80%	0.80%	0.94	%(6)
Ratio of expenses to average net assets (before waivers)	0.85	%(5)	0.87%	0.86%	0.90%	0.96%	1.07%
Ratio of net investment income to average net assets	1.42	%(5)	0.37%	0.20%	0.07%	2.56%	0.51%
Ratio of net investment income (loss) to average net assets (before waivers)	1.37	%(5)	0.31%	0.14%	(0.03)%	2.40%	0.38%
Portfolio turnover rate(7)	4	%(4)	23%	14%	31%	31%	42%

(1)	Calculated using average shares outstanding during the period.
(2)	Effective December 1, 2021, the Fund eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 0.80%. Prior to December 1, 2018, the expense cap was 0.95%.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Chautauqua International Growth Fund – Investor Class

	Six Months Ended
	June 30, 2023		Year Ended December 31,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Data:
Net asset value, beginning of period	$15.11		$18.58	$17.48	$12.60	$10.15	$12.57
Income from investment operations:
Net investment income (loss)(1)	0.10		0.02	(0.01)	(0.02)	0.27	0.03
Net realized and unrealized gains (losses)
on investments and foreign currency translation	1.70		(3.37)	1.20	4.95 (2)	2.41	(2.19)
Total from investment operations	1.80		(3.35)	1.19	4.93	2.68	(2.16)
Less distributions:
Distributions from net investment income	—		(0.01)	(0.09)	(0.05)	(0.23)	(0.03)
Distributions from net realized gains	—		(0.11)	—	—	—	(0.23)
Total distributions	—		(0.12)	(0.09)	(0.05)	(0.23)	(0.26)
Paid in capital from redemption fees(3)	—		—	0.00 (4)	0.00 (4)	0.00 (4)	0.00	(4)
Net asset value, end of period	$16.91		$15.11	$18.58	$17.48	$12.60	$10.15
Total return	11.91	%(5)	(18.03)%	6.62%	39.37%	26.42%	(17.21)%

Supplemental data and ratios:
Net assets, end of period (thousands)	$17,627.2		$13,993.5	$608.0	$697.4	$1,494.8	$2,147.0
Ratio of expenses to average net assets	1.05	%(6)	1.05%	1.05%	1.05%	1.05%	1.19	%(7)
Ratio of expenses to average net assets (before waivers)	1.10	%(6)	1.12%	1.11%	1.15%	1.21%	1.32%
Ratio of net investment income (loss) to average net assets	1.17	%(6)	0.12%	(0.05)%	(0.18)%	2.31%	0.26%
Ratio of net investment income (loss) to average net assets (before waivers)	1.12	%(6)	0.06%	(0.11)%	(0.28)%	2.15%	0.13%
Portfolio turnover rate(8)	4	%(5)	23%	14%	31%	31%	42%

(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
(3)	Effective December 1, 2021, the Fund eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less.
(4)	Amount is less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 1.05%. Prior to December 1, 2018, the expense cap was 1.20%.
(8)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Chautauqua Global Growth Fund – Institutional Class

	Six Months Ended
	June 30, 2023		Year Ended December 31,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Data:
Net asset value, beginning of period	$17.84		$22.36	$19.85	$14.47	$11.29	$13.43
Income from investment operations:
Net investment income (loss)(1)	0.09		0.04	0.00 (3)	(0.03)	0.22	0.00	(3)
Net realized and unrealized gains (losses)
on investments and foreign currency translation	2.03		(4.54)	2.59	5.49	3.18	(1.98)
Total from investment operations	2.12		(4.50)	2.59	5.46	3.40	(1.98)
Less distributions:
Distributions from net investment income	—		—	(0.08)	(0.09)	(0.16)	(0.00	)(3)
Distributions from net realized gains	—		(0.02)	—	—	(0.06)	(0.16)
Total distributions	—		(0.02)	(0.08)	(0.09)	(0.22)	(0.16)
Paid in capital from redemption fees(2)	—		—	0.00 (3)	0.01	0.00 (3)	0.00	(3)
Net asset value, end of period	$19.96		$17.84	$22.36	$19.85	$14.47	$11.29
Total return	11.88	%(4)	(20.11)%	12.93%	37.97%	30.14%	(14.70)%

Supplemental data and ratios:
Net assets, end of period (millions)	$303.9		$264.9	$314.7	$137.3	$55.8	$36.8
Ratio of expenses to average net assets	0.80	%(5)	0.80%	0.80%	0.80%	0.80%	0.94	%(6)
Ratio of expenses to average net assets (before waivers)	0.88	%(5)	0.92%	0.92%	1.04%	1.23%	1.34%
Ratio of net investment income (loss) to average net assets	0.99	%(5)	0.20%	0.01%	(0.17)%	1.64%	0.01%
Ratio of net investment income (loss) to average net assets (before waivers)	0.91	%(5)	0.09%	(0.11)%	(0.41)%	1.21%	(0.39)%
Portfolio turnover rate(7)	7	%(4)	12%	13%	24%	26%	38%

(1)	Calculated using average shares outstanding during the period.
(2)	Effective December 1, 2021, the Fund eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 0.80%. Prior to December 1, 2018, the expense cap was 0.95%.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Chautauqua Global Growth Fund – Investor Class

	Six Months Ended
	June 30, 2023		Year Ended December 31,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Data:
Net asset value, beginning of period	$17.65		$22.18	$19.74	$14.36	$11.22	$13.37
Income from investment operations:
Net investment income (loss)(1)	0.07		(0.01)	(0.05)	(0.06)	0.19	(0.03)
Net realized and unrealized gains (losses)
on investments and foreign currency translation	2.00		(4.50)	2.57	5.44	3.15	(1.96)
Total from investment operations	2.07		(4.51)	2.52	5.38	3.34	(1.99)
Less distributions:
Distributions from net investment income	—		—	(0.08)	(0.05)	(0.14)	—
Distributions from net realized gains	—		(0.02)	—	—	(0.06)	(0.16)
Total distributions	—		(0.02)	(0.08)	(0.05)	(0.20)	(0.16)
Paid in capital from redemption fees(2)	—		—	0.00 (3)	0.05	0.00 (3)	0.00	(3)
Net asset value, end of period	$19.72		$17.65	$22.18	$19.74	$14.36	$11.22
Total return	11.73	%(4)	(20.32)%	12.64%	37.94%	29.73%	(14.86)%

Supplemental data and ratios:
Net assets, end of period (thousands)	$1,055.8		$931.8	$1,590.1	$1,676.7	$1,606.9	$713.9
Ratio of expenses to average net assets	1.05	%(5)	1.05%	1.05%	1.05%	1.05%	1.19	%(6)
Ratio of expenses to average net assets (before waivers)	1.13	%(5)	1.17%	1.17%	1.29%	1.48%	1.59%
Ratio of net investment income (loss) to average net assets	0.74	%(5)	(0.05)%	(0.24)%	(0.42)%	1.39%	(0.24)%
Ratio of net investment income (loss) to average net assets (before waivers)	0.66	%(5)	(0.16)%	(0.36)%	(0.66)%	0.96%	(0.64)%
Portfolio turnover rate(7)	7	%(4)	12%	13%	24%	26%	38%

(1)	Calculated using average shares outstanding during the period.
(2)	Effective December 1, 2021, the Fund eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 1.05%. Prior to December 1, 2018, the expense cap was 1.20%.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements
June 30, 2023 (Unaudited)

1.	Organization
Baird Funds, Inc. (the “Company”) was incorporated on June 9, 2000, as a Wisconsin corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird Mid Cap Growth Fund, the Baird Small/Mid Cap Growth Fund, the Baird Equity Opportunity Fund, the Baird Chautauqua International Growth Fund and the Baird Chautauqua Global Growth Fund (each a “Fund” and collectively the “Funds”), five of the fifteen active funds in the series comprising the Company. Pursuant to the 1940 Act, the Funds are “diversified” series of the Company except for the Baird Equity Opportunity Fund, which is a non-diversified fund. The investment advisor to the Funds is Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”).  The investment subadvisor to the Baird Equity Opportunity Fund is Greenhouse Funds LLLP (“Greenhouse” or the “Subadvisor”).

The following table presents the class-specific inception dates for each of the Funds:

Inception Date
Fund	Institutional Class	Investor Class
Baird Mid Cap Growth Fund	December 29, 2000	December 29, 2000
Baird Small/Mid Cap Growth Fund	October 31, 2018	October 31, 2018
Baird Equity Opportunity Fund	May 1, 2012	May 1, 2012
Baird Chautauqua International Growth Fund(1)	April 15, 2016	April 15, 2016
Baird Chautauqua Global Growth Fund(2)	April 15, 2016	April 15, 2016

(1)	Effective April 30, 2023, the Fund changed its name from the Chautauqua International Growth Fund to the Baird Chautauqua International Growth Fund.
(2)	Effective April 30, 2023, the Fund changed its name from the Chautauqua Global Growth Fund to the Baird Chautauqua Global Growth Fund.

Institutional Class shares are not subject to a distribution and service (12b-1) fee, while Investor Class shares are subject to a distribution and service (12b-1) fee up to 0.25%.  See Note 7.

The Baird Mid Cap Growth Fund seeks to provide long-term growth of capital through investments in equity securities of mid-capitalization companies.

The Baird Small/Mid Cap Growth Fund seeks to provide long-term growth of capital through investments in equity securities of small- and mid-capitalization companies.

The Baird Equity Opportunity Fund seeks to provide long-term capital appreciation through investments in equity securities of small- and mid-capitalization companies.

The Baird Chautauqua International Growth Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of non-U.S. companies with medium to large market capitalizations.

The Baird Chautauqua Global Growth Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of both U.S. and non-U.S. companies with medium to large market capitalizations.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2023, the Advisor, in its capacity as sponsor of the Baird Profit Sharing & Savings Plan and the Baird Non-Qualified Compensation Plan, and the Baird Foundation, an entity related to the Advisor, on a combined basis, owned a controlling ownership in the Baird Equity Opportunity Fund.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the U.S. Securities and Exchange Commission (the “SEC”), require the Funds, in computing net asset value (“NAV”), to value their portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available (e.g., because there is no regular market quotation for such securities), the securities are valued at fair value using methods determined by the Advisor as the valuation designee of the Board of Directors of the Company (the “Board”) in accordance with policies and procedures adopted pursuant to Rule 2a-5 of the 1940 Act.  Per GAAP, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their NAV per share as of the close of regular trading of the New York Stock Exchange (generally, 4:00 p.m. ET).

Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows: common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and ask price.  Debt securities are valued at their evaluated bid prices as provided by an independent pricing service based on various market inputs such as benchmark yields, market transactions and dealer quotations. Investments in mutual funds, including money market funds, are valued at their stated NAV. Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with the Funds’ fair value procedures. In accordance with such procedures, the Advisor may, under certain circumstances, use alternative valuation methodologies, such as broker quotes. If prices are unavailable or deemed to be unreliable, fair value will be determined by the Advisor.  The Advisor has designated its valuation committee to be responsible for fair value determinations.  In determining fair value, the valuation committee takes into account factors deemed relevant by the valuation committee and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. The prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAVs may fluctuate significantly from day to day or from period to period.

Put and call options will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.  See Note 2(d) for additional information regarding financial derivative instruments.

Notes to the Financial Statements
June 30, 2023 (Unaudited)

2.	Significant Accounting Policies (cont.)

The Baird Chautauqua International Growth, Baird Chautauqua Global Growth, and Baird Equity Opportunity Funds have retained an independent fair value pricing service to assist in valuing foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Funds calculate their NAVs. The fair value pricing service uses statistical data based on historical performance of securities and markets, and other data in developing factors used to estimate fair value for that day.

b)
Foreign Securities – Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include foreign currency fluctuations and adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to the Advisor’s fair value procedures.

c)
Foreign Currency Translation – Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When a Fund purchases or sells a foreign security, it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transaction. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held nor currency gains or losses realized between the trade and settlement dates on securities transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations include those gains and losses arising from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, the differences between the amounts of dividends, and foreign withholding taxes recorded on a Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on investments includes changes in the value of investments resulting from exchange rates.

d)
Financial Derivatives Instruments – Financial derivatives instruments, such as option contracts, derive their value from the performance of an underlying asset or index.  The Baird Equity Opportunity Fund (the “Fund”) may purchase and sell (write) put options and call options on securities or indices in standardized contracts listed on securities exchanges. The Fund may also purchase and sell (write) over-the-counter (“OTC”) put options and call options. The Fund qualifies as a “limited derivatives user” under Rule 18f-4 and limits its derivatives exposure to 10% of its net assets.

A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or index at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or index at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or index. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

Writing Put and Call Options

As the writer of a put option, the Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. The Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.

By writing a call option on a security, the Fund foregoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it is not able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series. Except to the extent that a written call option on an index is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of securities held by the Fund during the period the option was outstanding.

If a call option on a security is exercised, the Fund may deliver the underlying security held by the Fund or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss.

At June 30, 2023, the Baird Equity Opportunity Fund pledged securities with a fair value of $2,712,675 as collateral for option contracts. See the Fund’s Schedule of Investments for the securities pledged as collateral.

e)
Income Tax Status – The Funds intend to continue to qualify as regulated investment companies as provided in Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the year ended December 31, 2022, or for any other tax years which are open for exam.  As of December 31, 2022, open tax years include the tax years ended December 31, 2019 through 2022.  The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense, respectively, in the Statement of Operations.  During the period, the Funds did not incur any interest or penalties.

f)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their respective assets or are divided equally amongst the Funds.

g)
Shareholder Transactions and Distributions – Shareholder transactions are recorded on trade date. Dividends from net investment income, if any, are declared and paid annually.  Distributions of net realized capital gains, if any, are declared and paid at least annually.  All distributions to shareholders are recorded on the ex-dividend date.  The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes.  GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

h)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Notes to the Financial Statements
June 30, 2023 (Unaudited)

2.	Significant Accounting Policies (cont.)
i)
Securities Transactions and Investment Income – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions using the identified cost basis.  For financial reporting purposes, investment transactions are recorded on the trade date.  When a capital gain tax is determined to apply, the Funds may record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.  Dividend income is recognized on the ex-dividend date net of withholding taxes, if any, and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been accounted for in accordance with the Funds’ interpretation of applicable tax laws of the countries in which they invest.  Distributions received from underlying investments in real estate investment trusts (“REITs”) may be classified as dividends, capital gains or return of capital.

j)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be low.

k)
New Regulatory and Accounting Pronouncements – In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), and in December 2022, the FASB issued Accounting Standards Update ASU 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04, ASU 2021-01, and ASU 2022-06 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2024. Management is evaluating the impact of ASU 2020-04, ASU 2021-01, and ASU 2022-06 on the Funds’ investments, derivatives, debt, and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

3.	Capital Share Transactions
The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

Baird Mid Cap Growth Fund
	Six Months Ended		Year Ended
	June 30, 2023		December 31, 2022
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	11,446,972	$263,294,816	25,796,351	$593,227,526
Shares issued to shareholders in reinvestment of distributions	—	—	1,129,988	24,102,645
Shares redeemed	(7,944,140)	(181,254,672)	(22,159,031)	(495,135,412)
Net increase	3,502,832	$82,040,144	4,767,308	$122,194,759
Shares Outstanding:
Beginning of period	83,890,648		79,123,340
End of period	87,393,480		83,890,648

	Six Months Ended		Year Ended
	June 30, 2023		December 31, 2022
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,109,660	$23,322,678	1,757,374	$37,161,800
Shares issued to shareholders in reinvestment of distributions	—	—	136,407	2,655,852
Shares redeemed	(980,913)	(20,582,056)	(2,528,284)	(54,245,204)
Net increase (decrease)	128,747	$2,740,622	(634,503)	$(14,427,552)
Shares Outstanding:
Beginning of period	8,009,772		8,644,275
End of period	8,138,519		8,009,772
Total net increase		$84,780,766		$107,767,207

Notes to the Financial Statements
June 30, 2023 (Unaudited)

3.	Capital Share Transactions (cont.)
Baird Small/Mid Cap Growth Fund
	Six Months Ended		Year Ended
	June 30, 2023		December 31, 2022
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,273,730	$19,818,011	2,879,793	$46,228,086
Shares issued to shareholders in reinvestment of distributions	—	—	67,805	987,916
Shares redeemed	(643,835)	(9,958,912)	(996,638)	(15,500,122)
Net increase	629,895	$9,859,099	1,950,960	$31,715,880
Shares Outstanding:
Beginning of period	10,193,245		8,242,285
End of period	10,823,140		10,193,245

	Six Months Ended		Year Ended
	June 30, 2023		December 31, 2022
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	9,420	$145,904	13,483	$203,375
Shares issued to shareholders in reinvestment of distributions	—	—	374	5,385
Shares redeemed	(326)	(5,000)	(2,908)	(43,690)
Net increase	9,094	$140,904	10,949	$165,070
Shares Outstanding:
Beginning of period	54,738		43,789
End of period	63,832		54,738
Total net increase		$10,000,003		$31,880,950

Baird Equity Opportunity Fund
	Six Months Ended		Year Ended
	June 30, 2023		December 31, 2022
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	320,792	$4,081,551	828,640	$12,850,612
Shares issued to shareholders in reinvestment of distributions	—	—	1,217,811	14,260,575
Shares redeemed	(424,018)	(5,233,270)	(560,334)	(8,777,787)
Net increase (decrease)	(103,226)	$(1,151,719)	1,486,117	$18,333,400
Shares Outstanding:
Beginning of period	4,933,286		3,447,169
End of period	4,830,060		4,933,286

	Six Months Ended		Year Ended
	June 30, 2023		December 31, 2022
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in reinvestment of distributions	—	—	49	570
Shares redeemed	—	—	—	—
Net increase	—	$—	49	$570
Shares Outstanding:
Beginning of period	194		145
End of period	194		194
Total net increase (decrease)		$(1,151,719)		$18,333,970

Notes to the Financial Statements
June 30, 2023 (Unaudited)

3.	Capital Share Transactions (cont.)
Baird Chautauqua International Growth Fund
	Six Months Ended		Year Ended
	June 30, 2023		December 31, 2022
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	9,534,828	$160,233,565	17,375,159	$270,605,607
Shares issued to shareholders in reinvestment of distributions	—	—	239,100	3,685,237
Shares redeemed	(3,156,776)	(52,875,833)	(11,175,681)	(166,780,762)
Net increase	6,378,052	$107,357,732	6,438,578	$107,510,082
Shares Outstanding:
Beginning of period	31,544,240		25,105,662
End of period	37,922,292		31,544,240

	Six Months Ended		Year Ended
	June 30, 2023		December 31, 2022
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	149,118	$2,475,899	910,520	$13,813,926
Shares issued to shareholders in reinvestment of distributions	—	—	7,208	110,823
Shares redeemed	(32,803)	(538,833)	(24,147)	(354,809)
Net increase	116,315	$1,937,066	893,581	$13,569,940
Shares Outstanding:
Beginning of period	926,310		32,729
End of period	1,042,625		926,310
Total net increase		$109,294,798		$121,080,022

Baird Chautauqua Global Growth
	Six Months Ended		Year Ended
	June 30, 2023		December 31, 2022
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	980,118	$18,964,479	2,949,098	$55,678,922
Shares issued to shareholders in reinvestment of distributions	—	—	17,927	325,563
Shares redeemed	(601,875)	(11,638,339)	(2,197,613)	(40,872,035)
Net increase	378,243	$7,326,140	769,412	$15,132,450
Shares Outstanding:
Beginning of period	14,847,093		14,077,681
End of period	15,225,336		14,847,093

	Six Months Ended		Year Ended
	June 30, 2023		December 31, 2022
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	6,594	$126,104	19,559	$348,846
Shares issued to shareholders in reinvestment of distributions	—	—	68	1,216
Shares redeemed	(5,841)	(110,099)	(38,552)	(804,656)
Net increase (decrease)	753	$16,005	(18,925)	$(454,594)
Shares Outstanding:
Beginning of period	52,780		71,705
End of period	53,533		52,780
Total net increase		$7,342,145		$14,677,856

4.	Investment Transactions and Income Tax Information
During the six months ended June 30, 2023, purchases and sales of investment securities (excluding short-term investments) were as follows:

				Baird Chautauqua	Baird Chautauqua
	Baird Mid Cap	Baird Small/Mid	Baird Equity	International	Global
	Growth Fund	Cap Growth Fund	Opportunity Fund	Growth Fund	Growth Fund
Purchases:	$586,415,100	$50,541,382	$18,795,048	$127,970,552	$22,970,070
Sales:	535,235,204	40,468,914	20,230,764	25,575,099	18,563,631

The Funds did not purchase or sell U.S. Government securities during the six months ended June 30, 2023.

Notes to the Financial Statements
June 30, 2023 (Unaudited)

4.	Investment Transactions and Income Tax Information (cont.)
As of December 31, 2022, the components of accumulated earnings (accumulated losses) for income tax purposes were as follows:

				Baird	Baird
	Baird	Baird	Baird Equity	Chautauqua	Chautauqua
	Mid Cap	Small/Mid Cap	Opportunity	International	Global
	Growth Fund	Growth Fund	Fund	Growth Fund	Growth Fund
Cost of investments	$1,502,643,294	$150,185,110	$60,785,201	$458,385,277	$266,499,055
Gross unrealized appreciation	550,513,897	15,793,689	4,867,830	104,543,594	47,183,466
Gross unrealized depreciation	(126,896,157)	(18,261,075)	(7,677,931)	(70,966,558)	(48,148,408)
Net unrealized appreciation (depreciation)	423,617,740	(2,467,386)	(2,810,101)	33,577,036	(964,942)
Undistributed ordinary income	—	—	—	1,276,371	392,866
Distributable earnings	—	—	—	1,276,371	392,866
Other accumulated losses	(45,587,598)	(19,612,987)	(829,535)	(9,574,044)	(1,575,488)
Total distributable earnings (accumulated deficit)	$378,030,142	$(22,080,373)	$(3,639,636)	$25,279,363	$(2,147,564)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and mark-to-market on passive foreign investment companies.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are primarily due to differing treatments for equalization accounting for tax purposes and net operating losses. These reclassifications have no effect on net assets or NAV per share.

For the year ended December 31, 2022, the following table shows the reclassifications made:

Fund	Total Distributable Earnings	Paid In Capital
Baird Mid Cap Growth Fund	$6,401,018	$(6,401,018)
Baird Small/Mid Cap Growth Fund	522,385	(522,385)
Baird Equity Opportunity Fund	(800,963)	800,963

Distributions to Shareholders

Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

During the six months ended June 30, 2023, the Funds did not pay any distributions. During the year ended December 31, 2022, the tax components of distributions paid were as follows:

	Year Ended December 31, 2022
	Ordinary	Long-Term
Fund	Income	Capital Gains	Total
Baird Mid Cap Growth Fund	$5,430,320	$25,642,571	$31,072,891
Baird Small/Mid Cap Growth Fund	—	1,000,232	1,000,232
Baird Equity Opportunity Fund	449,445	14,047,005	14,496,450
Baird Chautauqua International Growth Fund	2,548,180	1,777,754	4,325,934
Baird Chautauqua Global Growth Fund	344,680	—	344,680

The Funds in the table above designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2022.

At December 31, 2022, the following Fund deferred, on a tax basis, post-October losses and specified losses of:

Fund	Loss Deferral
Baird Equity Opportunity Fund	$913,297

At December 31, 2022, accumulated net realized capital loss carryovers without expiration were:

	Capital Loss Carryover		Year of Expiration
Fund	Short-term	Long-term	Short-term	Long-term
Baird Mid Cap Growth Fund	$45,587,598	$—	Indefinitely	N/A
Baird Small/Mid Cap Growth Fund	11,832,524	7,780,463	Indefinitely	Indefinitely
Baird Chautauqua International Growth Fund	5,686,321	3,888,629	Indefinitely	Indefinitely
Baird Chautauqua Global Growth Fund	520,040	1,055,905	Indefinitely	Indefinitely

During the year ended December 31, 2022, the Funds did not utilize short-term or long-term capital loss carryover.

Notes to the Financial Statements
June 30, 2023 (Unaudited)

5.	Investment Advisory and Other Agreements
The Funds have entered into Investment Advisory Agreements with Baird for the provision of investment advisory services.  In addition, Baird has entered into a Subadvisory Agreement with Greenhouse related to the Baird Equity Opportunity Fund.  Pursuant to the Investment Advisory Agreements, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rates as follows:

Fund	Investment Advisory Fees
Baird Mid Cap Growth Fund	0.75%
Baird Small/Mid Cap Growth Fund	0.75%
Baird Equity Opportunity Fund	1.25%
Baird Chautauqua International Growth Fund	0.75%
Baird Chautauqua Global Growth Fund	0.75%

Under the Subadvisory Agreement, Baird is obligated to pay Greenhouse its subadvisory fee out of the advisory fee paid to Baird by the Baird Equity Opportunity Fund.

The Advisor has contractually agreed to waive its investment advisory fee and/or reimburse the Funds’ operating expenses, to the extent necessary to ensure that total operating expenses, including the fees and expenses incurred by the Funds in connection with the Funds’ investments in other investment companies (to the extent, in the aggregate, such fees and expenses on an annual basis exceed 0.0049% of the Fund’s average daily net assets) and interest expense, but excluding taxes, brokerage commissions and extraordinary expenses, do not exceed the following annual percentages of the average daily net assets attributable to the Funds’ Institutional Class and Investor Class shares:

Fund	Institutional Class	Investor Class
Baird Mid Cap Growth Fund	0.85%	1.10%
Baird Small/Mid Cap Growth Fund	0.85%	1.10%
Baird Equity Opportunity Fund	1.25%	1.50%
Baird Chautauqua International Growth Fund	0.80%	1.05%
Baird Chautauqua Global Growth Fund	0.80%	1.05%

The Expense Cap/Reimbursement Agreement is in effect through at least April 30, 2024 for the Baird Mid Cap Growth, Baird Small/Mid Cap Growth, Baird Chautauqua International Growth, and Baird Chautauqua Global Growth Funds.  The Expense Cap/Reimbursement Agreement is in effect through at least April 30, 2025 for the Baird Equity Opportunity Fund.

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the date in which expenses were reimbursed or absorbed for all Funds other than the Baird Equity Opportunity Fund.  A Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.  The Advisor is not entitled to recoup any fees waived and/or expenses reimbursed by the Baird Equity Opportunity Fund under the agreement or under prior agreements.

	Six Months
	Ended
	June 30,	Fiscal Year Ended December 31,
Recoverable amounts reimbursed during:	2023	2022	2021	2020
Subject to recovery on or before:	2026	2025	2024	2023
Fund:
Baird Small/Mid Cap Growth Fund	$54,280	$189,890	$161,354	$82,828
Baird Chautauqua International Growth Fund	142,206	315,901	265,579	114,299
Baird Chautauqua Global Growth Fund	117,766	317,746	295,197	110,732

For the six months ended June 30, 2023, the Advisor waived the following amount pursuant to the Expense Cap/Reimbursement Agreement between the Advisor and the Company on behalf of the Baird Equity Opportunity Fund:

Fund	Waived Amount
Baird Equity Opportunity Fund	$129,183

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. (“U.S. Bank”) serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the six months ended June 30, 2023 for the Funds.

Certain officers and employees of the Advisor are also officers of the Funds.

6.	Line of Credit
The Company maintains an uncommitted line of credit (“LOC”) with U.S. Bank to provide the fifteen Funds comprising the Company a temporary liquidity source to meet unanticipated redemptions or other permissible borrowing needs. The LOC is unsecured at all times and is subject to certain restrictions and covenants. Under the terms of the LOC, borrowings for each Fund are limited to one third of the total eligible net assets (including the amount borrowed) of the respective Fund, or $850,000,000 of total borrowings for the Funds comprising the Company, whichever is less. U.S. Bank charges annualized interest at the greater of 1.00% or the Prime Rate minus 2.00%. As of June 30, 2023, the Prime Rate was 8.25%. The LOC matures on May 20, 2024, unless renewed. The Company has authorized U.S. Bank to charge any of the accounts of the borrowing Fund subject to the agreement for any missed payments.

During the six months ended June 30, 2023, the Funds borrowed from the LOC as follows:

	Amount	Interest Charges	Borrowing
Fund	Borrowed	Accrued	Rate
Baird Equity Opportunity Fund	$149,000	$81	5.50%
Baird Small/Mid Cap Growth Fund	282,000	47	6.00%

No other borrowings occurred during the six months ended June 30, 2023, nor were any other borrowings outstanding under the LOC as of June 30, 2023.

Notes to the Financial Statements
June 30, 2023 (Unaudited)

7.	Distribution and Shareholder Service Plan
The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class shares.

For the six months ended June 30, 2023, the Funds’ Investor Class shares incurred fees pursuant to the Plan as follows:

Fund
Baird Mid Cap Growth Fund	$210,106
Baird Small/Mid Cap Growth Fund	1,144
Baird Equity Opportunity Fund	4
Baird Chautauqua International Growth Fund	20,341
Baird Chautauqua Global Growth Fund	1,294

8.	Other Derivatives Information
As a principal investment strategy, the Baird Equity Opportunity Fund may purchase and write options to hedge its portfolio and enhance returns. Options are subject to various risks including market risk, liquidity risk, volatility risk, counterparty risk, legal risk, and operations risk.

Management has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect a Fund’s Statement of Assets and Liabilities and Statement of Operations. Since the derivatives may be held for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Statement of Operations. These contracts are not subject to a master netting agreement.

The following table presents the fair value of derivative instruments for the Baird Equity Opportunity Fund as of June 30, 2023 as presented on the Fund’s Statement of Assets and Liabilities:

		Fair Value
	Statement of
	Assets and
Derivatives Not Accounted for as Hedging Instruments	Liabilities Location	Assets	Liabilities
Baird Equity Opportunity Fund
Option Contracts
Purchased option contracts	Investments, at value	$182,080	$—
Written option contracts	Written option contracts, at value	—	99,152
Total Option Contracts		$182,080	$99,152

The following table presents the results of the derivatives trading and information related to volume for the six months ended June 30, 2023. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund’s Statement of Operations.

	Gain (Loss) from Trading
		Net Change
		in Unrealized
	Net	Appreciation
	Realized	(Depreciation)
Baird Equity Opportunity Fund
Option Contracts
Purchased option contracts(a)	$(150,058)	$15,390
Written option contracts	119,165	15,179
Total Option Contracts	$(30,893)	$30,569

(a)	Purchased options are included in the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments.

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the six months ended June 30, 2023 were:

	Average Notional
	Purchased	Written
Baird Equity Opportunity Fund
Option contracts	$2,665,802	$2,469,332

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

9.	Subsequent Events
In preparing these financial statements, management has evaluated events after June 30, 2023.  There were no subsequent events since June 30, 2023, through the date the financial statements were issued that would warrant adjustment to or additional disclosure in these financial statements.

Statement Regarding Liquidity Risk Management Program
June 30, 2023 (Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Rule”), Baird Funds, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for each series of the Company (each a “Fund” and collectively, the “Funds”) and to protect Fund shareholders from dilution of their interests. The Board of Directors (the “Board”) of the Company has appointed Robert W. Baird & Co. Incorporated (“Baird”), the Funds’ investment adviser, as the administrator of the Program. Baird has further delegated administration of the Program to its Liquidity Risk Management Committee (the “Committee”), consisting of certain officers of the Funds, senior portfolio managers of the Funds and officers of the Advisor. The Program requires the Committee to provide an annual written report to the Board regarding the adequacy and effectiveness of the Program, including the operation of each Fund’s highly liquid investment minimum (“HLIM”), if applicable, and any material changes made to the Program during the review period.

On February 27, 2023, the Board reviewed the Committee’s annual written report (the “Report”) for the period January 1, 2022 to December 31, 2022 (the “review period”). The Report provided a summary of the Committee’s assessment of each Fund’s liquidity risk, which is the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Committee’s assessment considered each Fund’s liquidity risk under both normal and reasonably foreseeable stressed market conditions using certain factors required by the Rule and the Program, to the extent deemed appropriate by the Committee. The Committee concluded that the risk of a Fund experiencing a material liquidity event continues to be low.

The Funds have retained ICE Data Services (“ICE”), a third-party vendor, to provide a liquidity risk classification specified by the Rule (highly liquid, moderately liquid, less liquid or illiquid) for each portfolio investment held by the Funds, except with respect to any investments that are unclassified by ICE or that are classified by ICE but are overridden by Baird, for which classifications are provided by the Committee as permitted by the Program.  The Report noted that each Fund primarily held investments that were classified as highly liquid during the review period and that each Fund’s portfolio is expected to continue to primarily hold highly liquid investments. Thus, the Committee concluded in the Report that each Fund is considered a “primarily highly liquid fund” (as defined in the Program) and each Fund can therefore rely on the exclusion in the Rule from the requirements to establish an HLIM and to adopt policies and procedures for responding to an HLIM shortfall.  The Report further noted that none of the Funds exceeded the 15% limitation on illiquid investments during the review period and the Company has established procedures to file the Funds’ Forms N-PORT on a timely basis. The Report stated that no material changes had been made to the Program during the review period.

The Committee concluded in the Report that the Program is adequately designed, has been effectively implemented, and is operating as intended to manage the liquidity risk of each Fund.

Additional Information (Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-442-2473, by accessing the Funds’ website at www.bairdfunds.com or by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-866-442-2473, by accessing the Funds’ website at www.bairdfunds.com or by accessing the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT.  The Funds’ filings on Part F of Form N-PORT are available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT reports may also be obtained by calling toll-free 1-866-442-2473 or by accessing the Funds’ website at www.bairdfunds.com.

(This Page Intentionally Left Blank.)

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-442-2473

Board of Directors
John W. Feldt
Darren R. Jackson
David J. Lubar
Cory L. Nettles
Marlyn J. Spear (Chair)
Frederick P. Stratton, Jr.

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

Independent Registered Public
Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable – only required for annual reports on Form N-CSR

Item 3. Audit Committee Financial Expert.

Not applicable – only required for annual reports on Form N-CSR

Item 4. Principal Accountant Fees and Services.

Not applicable – only required for annual reports on Form N-CSR

Item 5. Audit Committee of Listed Registrants.

Not applicable because the Registrant is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

a)
The complete Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Baird Mid Cap Growth Fund, Baird Small/Mid Cap Growth Fund, Baird Equity Opportunity Fund, Baird Chautauqua International Growth Fund, Baird Chautauqua Global Growth Fund, Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund, Baird Short-Term Municipal Bond Fund, Baird Strategic Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund, Baird Core Intermediate Municipal Bond Fund, and Baird Municipal Bond Fund are included as part of the report to shareholders filed under Item 1.

b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable because the Registrant is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days prior to the filing date of this Form N-CSR, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on such evaluation, the Registrant’s principal executive and principal financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized, and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable because the Registrant is not a closed-end management investment company.

Item 13. Exhibits.

(a)	(1) Code of Ethics

Incorporated by reference to the Registrant’s Form N-CSR filed on March 9, 2018.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable because the Registrant is not a closed-end management investment company.

(4) Change in the Registrant’s independent public accountant.  There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   BAIRD FUNDS, INC.

By (Signature and Title)      /s/Mary Ellen Stanek
Mary Ellen Stanek, President (Principal Executive Officer)

Date     September 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Mary Ellen Stanek
Mary Ellen Stanek, President (Principal Executive Officer)

Date     September 5, 2023

By (Signature and Title)      /s/Dustin J. Hutter
Dustin J. Hutter, Treasurer (Principal Financial Officer)

Date     September 5, 2023